UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Explanatory Note:

The Registrant is filing this amendment to its Form N-CSRS for the period ended April 30, 2017, filed with the Securities and Exchange Commission on July 7, 2017 (Accession Number 0001193125-17-224134). The sole purpose of this amendment is to correct the fund market total returns presented in the Fund Performance Overview for the iShares Edge U.S. Fixed Income Balanced Risk ETF, iShares Short Maturity Bond ETF, iShares Short Maturity Municipal Bond ETF, and iShares Ultra Short-Term Bond ETF within Item 1, Reports to Stockholders. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSRS filing.

Item 1.	Reports to Stockholders.

APRIL 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

➢	iShares Interest Rate Hedged 10+ Year Credit Bond ETF | CLYH | NYSE Arca

Fund Performance Overview

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

Performance as of April 30, 2017

The iShares Interest Rate Hedged 10+ Year Credit Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of investment-grade U.S. corporate bonds and U.S. dollar-denominated bonds, including those of non-U.S. corporations and governments, with remaining maturities greater than ten years. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares 10+ Year Credit Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 5.09%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	6.66%	2.38%	6.66%	4.27%
Fund Market	7.04%	2.57%	7.04%	4.61%
Bloomberg Barclays U.S. Long Credit Interest Rate Swaps Hedged Index	8.35%	3.23%	8.35%	5.80%

The inception date of the Fund was 7/22/15. The first day of secondary market trading was 7/23/15.

The Bloomberg Barclays U.S. Long Credit Interest Rate Swaps Hedged Index is an unmanaged index that consists of the Bloomberg Barclays U.S. Long Credit Index plus interest rate swaps that intend to hedge the interest rate exposure of the existing Bloomberg Barclays U.S. Long Credit Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a,b]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,050.90	$0.51	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY INVESTMENT TYPE 1

As of 4/30/17

Investment Type	Percentage of Total Investments [2]

Corporate Bonds & Notes	88.16%
Municipal Debt Obligations	6.16
Foreign Government Obligations	5.68

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY 1

As of 4/30/17

Moody’s Credit Rating [3]	Percentage of Total Investments [2]

Aaa	3.89%
Aa	11.71
A	36.26
Baa	43.82
Ba	3.31
B	0.01
Not Rated	1.00

TOTAL	100.00%

[1]	Table shown is for the iShares 10+ Year Credit Bond ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.
[3]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2016 and held through April 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 93.60%

EXCHANGE-TRADED FUNDS — 93.60%
iShares 10+ Year Credit Bond ETF[a]	174,856	$10,480,869

		10,480,869

TOTAL INVESTMENT COMPANIES
(Cost: $10,161,299)		10,480,869

SHORT-TERM INVESTMENTS — 1.74%

MONEY MARKET FUNDS — 1.74%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[b,c]	194,584	194,584

		194,584

TOTAL SHORT-TERM INVESTMENTS
(Cost: $194,584)		194,584

Value
TOTAL INVESTMENTS IN SECURITIES — 95.34%
(Cost: $10,355,883)[d]	$10,675,453
Other Assets, Less Liabilities — 4.66%	521,250

NET ASSETS — 100.00%	$11,196,703

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $10,356,442. Net unrealized appreciation was $319,011, of which $331,535 represented gross unrealized appreciation on securities and $12,524 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares 10+ Year Credit Bond ETF	124,896	55,460	(5,500)	174,856	$10,480,869	$179,625	$(20,589)

Schedule 2 — Swaps Contracts (Note 5)

Centrally cleared short interest rate swaps outstanding as of April 30, 2017 were as follows:

Fixed rate [a]	Floating rate [a]	Clearinghouse	Expiration date	Notional amount	Value	Premiums paid (received)	Unrealized appreciation (depreciation)
1.01%	3-month LIBOR	Chicago Mercantile	12/08/2018	$(300,000)	$2,380	$29	$2,351
1.17%	3-month LIBOR	Chicago Mercantile	12/08/2021	(1,100,000)	36,104	4,097	32,007
1.44%	3-month LIBOR	Chicago Mercantile	12/08/2026	(2,900,000)	209,967	73,726	136,240
1.70%	3-month LIBOR	Chicago Mercantile	12/08/2036	(3,060,000)	403,083	104,234	298,849
2.34%	3-month LIBOR	Chicago Mercantile	12/08/2036	(1,100,000)	31,883	43,848	(11,965)
1.77%	3-month LIBOR	Chicago Mercantile	12/08/2046	(2,450,000)	423,327	161,906	261,421

				Net unrealized appreciation			$718,903

[a]	Fund pays the fixed rate and receives the floating rate.

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

April 30, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$10,480,869	$—	$—	$10,480,869
Money market funds	194,584	—	—	194,584

Total	$10,675,453	$—	$—	$10,675,453

Derivative financial instruments[a]:
Assets:
Centrally cleared interest rate swaps	$—	$730,868	$—	$730,868
Liabilities:
Centrally cleared interest rate swaps	—	(11,965)	—	(11,965)

Total	$—	$718,903	$—	$718,903

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

April 30, 2017

ASSETS
Investments, at cost:
Affiliated (Note 2)	$10,355,883

Total cost of investments	$10,355,883

Investments in securities, at fair value (Note 1):
Affiliated (Note 2)	$10,675,453

Total fair value of investments	10,675,453
Cash pledged for centrally cleared swaps	545,000
Receivables:
Dividends	63

Total Assets	11,220,516

LIABILITIES
Payables:
Investment advisory fees (Note 2)	920
Variation margin on centrally cleared swaps	22,893

Total Liabilities	23,813

NET ASSETS	$11,196,703

Net assets consist of:
Paid-in capital	$10,987,994
Undistributed net investment income	20,431
Accumulated net realized loss	(850,195)
Net unrealized appreciation	1,038,473

NET ASSETS	$11,196,703

Shares outstanding[a]	450,000

Net asset value per share	$24.88

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statement of Operations (Unaudited)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

Six months ended April 30, 2017

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$180,270

Total investment income	180,270

EXPENSES
Investment advisory fees (Note 2)	16,762

Total expenses	16,762
Less investment advisory fees waived (Note 2)	(11,973)

Net expenses	4,789

Net investment income	175,481

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	(20,589)
Swap agreements	8,408
Realized gain distributions from affiliated funds	29

Net realized loss	(12,152)

Net change in unrealized appreciation/depreciation on:
Investments	(94,154)
Swap agreements	369,351

Net change in unrealized appreciation/depreciation	275,197

Net realized and unrealized gain	263,045

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$438,526

See notes to financial statements.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$175,481	$293,342
Net realized loss	(12,152)	(936,636)
Net change in unrealized appreciation/depreciation	275,197	789,028

Net increase in net assets resulting from operations	438,526	145,734

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(155,050)	(200,730)
Return of capital	—	(6,500)

Total distributions to shareholders	(155,050)	(207,230)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,490,021	1,201,441
Cost of shares redeemed	—	(1,146,020)

Net increase in net assets from capital share transactions	2,490,021	55,421

INCREASE (DECREASE) IN NET ASSETS	2,773,497	(6,075)

NET ASSETS
Beginning of period	8,423,206	8,429,281

End of period	$11,196,703	$8,423,206

Undistributed net investment income included in net assets at end of period	$20,431	$—

SHARES ISSUED AND REDEEMED
Shares sold	100,000	50,000
Shares redeemed	—	(50,000)

Net increase in shares outstanding	100,000	—

See notes to financial statements.

FINANCIAL STATEMENTS	11

Financial Highlights

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31,2016	Period from Jul. 22, 2015[a] to Oct. 31,2015
Net asset value, beginning of period	$24.07	$24.08	$25.10

Income from investment operations:
Net investment income[b]	0.45	0.89	0.26
Net realized and unrealized gain (loss)[c]	0.77	(0.28)	(1.09)

Total from investment operations	1.22	0.61	(0.83)

Less distributions from:
Net investment income	(0.41)	(0.60)	(0.13)
Return of capital	—	(0.02)	(0.06)

Total distributions	(0.41)	(0.62)	(0.19)

Net asset value, end of period	$24.88	$24.07	$24.08

Total return	5.09%[d]	2.49%[e]	(3.19)%[d,e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,197	$8,423	$8,429
Ratio of expenses to average net assets[f,g]	0.10%	0.10%	0.12%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[f]	3.66%	3.78%	3.80%
Portfolio turnover rate[h,i]	4%[d]	9%	4%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total returns for the year ended October 31, 2016 and the period ended October 31, 2015 were 2.62% and -3.31%, respectively.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. These ratios do not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested.

See notes to financial statements.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Interest Rate Hedged 10+ Year Credit Bond	Diversified

Currently the Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an exchange-traded fund of iShares Trust (an “underlying fund”), an affiliate of the Fund. The financial statements and schedules of investments for the underlying fund can be found elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions from the underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

RECENT ACCOUNTING STANDARD

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued a new rule, Investment Company Reporting Modernization, that modernizes and enhances the reporting and disclosure of information by registered investment companies. As part of these changes, the new rule amends Regulation S-X to require standardized, enhanced disclosures related to derivatives and updates to other disclosures in investment company financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is evaluating the impact, if any, of these changes on the Funds’ financial statements.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.35%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to reduce its investment advisory fee for the Fund through February 28, 2022 so that the investment advisory fee is equal to the acquired fund fees and expenses that would be been experienced by the Fund related to its investment in the iShares 10+ Year Credit Bond ETF (“CLY”), after taking into account any fee waivers by CLY, plus 0.10%.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2017, were $923,190 and $327,562, respectively.

In-kind purchases and sales (see Note 4) for the six months ended April 30, 2017, were $2,333,866 and $ -, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

5.	INTEREST RATE SWAPS

Interest rate swaps are used to gain or reduce exposure to or manage duration, the yield curve or interest rate risk by economically hedging the value of fixed rate bonds, which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Swap agreements are privately negotiated in the over-the-counter market. The Fund enters into centrally cleared interest rate swaps.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the schedule of investments and cash deposited is recorded on the statement of assets and liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the statement of assets and liabilities. Payments received from (paid to) the CCP, including at termination, are recorded as realized gain (loss) in the statement of operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

The following table shows the value of interest rate swaps held by the Fund as of April 30, 2017 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Centrally cleared interest rate swaps:
Variation margin/Net assets consist of – net unrealized appreciation[a]	$730,868

[a]	Represents cumulative appreciation of centrally cleared interest rate swaps as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

Liabilities
Centrally cleared interest rate swaps:
Variation margin/Net assets consist of – net unrealized appreciation[b]	$11,965

[b]	Represents cumulative depreciation of centrally cleared interest rate swaps as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on interest rate swaps held by the Fund during the six months ended April 30, 2017 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Centrally cleared interest rate swaps:
Swap agreements	$8,408	$369,351

For the six months ended April 30, 2017, the average quarter-end notional amount of open interest rate swaps for the Fund (where the Fund pays the fixed rate), was $9,253,333.

6.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2016, the Fund’s fiscal year-end, the Fund had non-expiring capital loss carryforwards in the amount of $837,484 available to offset future realized capital gains.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. The Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.407075	$—	$—	$0.407075	100%	—%	—%	100%

NOTES TO FINANCIAL STATEMENTS	19

Additional Financial Information

Schedule of Investments (Unaudited)

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

April 30, 2017

Audited Financial Statements

February 28, 2017

iShares Trust

iShares 10+ Year Credit Bond ETF  |  CLY  |  NYSE Arca

20

Schedule of Investments (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security		Principal (000s)	Value
CORPORATE BONDS & NOTES — 86.24%

ADVERTISING — 0.04%
WPP Finance 2010
5.13%, 09/07/42		$55	$55,236
5.63%, 11/15/43		229	249,001

			304,237
AEROSPACE & DEFENSE — 1.80%
Boeing Co. (The)
3.38%, 06/15/46	(Call 12/15/45)[a]	375	345,232
3.65%, 03/01/47	(Call 09/01/46)	605	585,791
6.63%, 02/15/38		16	21,922
6.88%, 03/15/39[a]		182	258,789
General Dynamics Corp.
3.60%, 11/15/42	(Call 05/15/42)	300	289,425
Harris Corp.
4.85%, 04/27/35	(Call 10/27/34)	425	456,807
5.05%, 04/27/45	(Call 10/27/44)	450	494,923
6.15%, 12/15/40		105	128,364
Lockheed Martin Corp.
3.60%, 03/01/35	(Call 09/01/34)	350	337,340
3.80%, 03/01/45	(Call 09/01/44)	274	262,487
4.07%, 12/15/42		800	799,616
4.50%, 05/15/36	(Call 11/15/35)	675	724,457
4.70%, 05/15/46	(Call 11/15/45)	909	998,318
4.85%, 09/15/41		400	442,524
Series B
6.15%, 09/01/36[a]		389	494,940
Northrop Grumman Corp.
3.85%, 04/15/45	(Call 10/15/44)	100	97,312
4.75%, 06/01/43		300	330,681
5.05%, 11/15/40		311	351,222
Northrop Grumman Systems Corp.
7.75%, 02/15/31		555	793,062
Raytheon Co.
4.20%, 12/15/44	(Call 06/15/44)	218	228,813
4.70%, 12/15/41		300	335,397
4.88%, 10/15/40		137	156,124
7.20%, 08/15/27[a]		155	209,224
Rockwell Collins Inc.
4.80%, 12/15/43	(Call 06/15/43)	261	281,742
United Technologies Corp.
3.75%, 11/01/46	(Call 05/01/46)	500	480,115
4.15%, 05/15/45	(Call 11/16/44)	670	684,304

Security		Principal (000s)	Value
4.50%, 06/01/42		$2,300	$2,479,239
5.40%, 05/01/35		11	12,926
5.70%, 04/15/40		252	311,301
6.05%, 06/01/36		100	126,762
6.13%, 07/15/38		303	389,925
6.70%, 08/01/28		700	916,972
7.50%, 09/15/29		114	160,682

			14,986,738
AGRICULTURE — 1.10%
Altria Group Inc.
3.88%, 09/16/46	(Call 03/16/46)	700	659,869
4.25%, 08/09/42		400	398,608
4.50%, 05/02/43		350	362,600
5.38%, 01/31/44		875	1,020,215
Archer-Daniels-Midland Co.
4.02%, 04/16/43		799	812,407
4.54%, 03/26/42[a]		378	404,898
Philip Morris International Inc.
3.88%, 08/21/42		26	24,481
4.13%, 03/04/43		225	219,800
4.25%, 11/10/44		1,250	1,253,900
4.38%, 11/15/41		86	87,438
4.50%, 03/20/42		171	176,734
4.88%, 11/15/43		455	495,368
6.38%, 05/16/38		850	1,096,721
Reynolds American Inc.
5.70%, 08/15/35	(Call 02/15/35)	100	114,748
5.85%, 08/15/45	(Call 02/15/45)	1,050	1,245,457
6.15%, 09/15/43		381	463,563
7.25%, 06/15/37[a]		253	337,226

			9,174,033
AIRLINES — 0.39%
American Airlines Pass Through Trust
Series 2015-1, Class A
3.38%, 11/01/28		929	917,937
Series 2016-1, Class AA
3.58%, 07/15/29		18	17,738
Series 2016-2, Class AA
3.20%, 12/15/29		84	82,888
Series 2016-3, Class AA
3.00%, 04/15/30		1,000	961,790
Latam Airlines Pass Through Trust Series 2015-1, Class A
4.20%, 08/15/29[a]		470	465,378

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security		Principal (000s)	Value
United Airlines Pass Through Trust
Series 2015-1, Class AA
3.45%, 06/01/29		$77	$77,824
Series 2016-2, Class AA
2.88%, 04/07/30		750	724,005

			3,247,560
APPAREL — 0.13%
NIKE Inc.
3.38%, 11/01/46	(Call 05/01/46)	250	224,833
3.63%, 05/01/43	(Call 11/01/42)	200	188,892
3.88%, 11/01/45	(Call 05/01/45)	450	445,027
VF Corp.
6.45%, 11/01/37		150	193,968

			1,052,720
AUTO MANUFACTURERS — 0.95%
Daimler Finance North America LLC
8.50%, 01/18/31		800	1,210,120
Ford Motor Co.
4.75%, 01/15/43[a]		1,460	1,382,153
5.29%, 12/08/46	(Call 06/08/46)[a]	640	646,925
6.63%, 10/01/28		16	18,866
7.40%, 11/01/46		114	144,842
7.45%, 07/16/31		1,005	1,269,988
General Motors Co.
5.00%, 04/01/35[a]		145	143,576
5.20%, 04/01/45[a]		850	825,307
6.25%, 10/02/43		850	934,788
6.60%, 04/01/36	(Call 10/01/35)	795	914,011
6.75%, 04/01/46	(Call 10/01/45)	390	456,928

			7,947,504
AUTO PARTS & EQUIPMENT — 0.04%
BorgWarner Inc.
4.38%, 03/15/45	(Call 09/15/44)	185	181,653
Delphi Automotive PLC
4.40%, 10/01/46	(Call 04/01/46)	150	143,442

			325,095
BANKS — 8.40%
Bank of America Corp.
3.25%, 10/21/27	(Call 10/21/26)	2,050	1,969,722
4.18%, 11/25/27	(Call 11/25/26)	1,350	1,362,920
4.88%, 04/01/44		950	1,031,909
5.00%, 01/21/44		1,103	1,212,671

Security		Principal (000s)	Value
5.88%, 02/07/42		$645	$791,073
6.11%, 01/29/37		1,200	1,416,024
7.75%, 05/14/38		950	1,311,494
VRN, (3 mo. LIBOR US + 1.990%)
4.44%, 01/20/48	(Call 01/20/47)	1,060	1,074,628
Series L
4.75%, 04/21/45[a]		8	8,198
Bank of America N.A.
6.00%, 10/15/36		250	309,430
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28	(Call 07/30/28)	85	82,069
Bank One Corp.
8.00%, 04/29/27		229	301,996
Barclays PLC
4.34%, 01/10/28	(Call 01/10/27)	300	306,618
4.95%, 01/10/47		1,000	1,027,390
5.25%, 08/17/45		600	646,674
Citigroup Inc.
4.13%, 07/25/28		400	400,056
4.45%, 09/29/27		1,900	1,947,823
4.65%, 07/30/45		600	627,546
4.75%, 05/18/46		600	597,066
5.30%, 05/06/44		515	556,622
5.88%, 01/30/42		945	1,157,918
6.00%, 10/31/33		266	306,533
6.13%, 08/25/36		282	331,688
6.63%, 01/15/28		11	13,256
6.63%, 06/15/32		575	706,974
6.68%, 09/13/43[a]		296	378,643
8.13%, 07/15/39		850	1,256,691
VRN, (3 mo. LIBOR US + 1.839%)
4.28%, 04/24/48	(Call 04/24/47)	500	493,220
Cooperatieve Rabobank UA
5.25%, 05/24/41[a]		755	895,996
5.25%, 08/04/45[a]		291	324,354
5.75%, 12/01/43		850	1,003,213
Credit Suisse Group Funding Guernsey Ltd.
4.88%, 05/15/45		786	821,519
Fifth Third Bancorp.
8.25%, 03/01/38		444	635,435
First Republic Bank/CA
4.38%, 08/01/46	(Call 02/01/46)	250	240,985

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security		Principal (000s)	Value
Goldman Sachs Capital I
6.35%, 02/15/34[a]		$480	$574,781
Goldman Sachs Group Inc. (The)
4.75%, 10/21/45	(Call 04/21/45)	1,030	1,103,552
4.80%, 07/08/44	(Call 01/08/44)	1,100	1,183,820
5.15%, 05/22/45		900	953,793
6.13%, 02/15/33		1,200	1,465,368
6.25%, 02/01/41		1,240	1,560,565
6.45%, 05/01/36		800	961,064
6.75%, 10/01/37		2,700	3,366,819
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35		950	1,117,542
HSBC Holdings PLC
5.25%, 03/14/44[a]		1,000	1,081,200
6.10%, 01/14/42		416	528,765
6.50%, 05/02/36		900	1,113,471
6.50%, 09/15/37		1,007	1,249,466
6.80%, 06/01/38		600	769,296
7.63%, 05/17/32		371	493,074
JPMorgan Chase & Co.
4.25%, 10/01/27		1,243	1,287,860
4.85%, 02/01/44		1,100	1,226,819
4.95%, 06/01/45		773	823,670
5.40%, 01/06/42		750	878,948
5.50%, 10/15/40		787	929,841
5.60%, 07/15/41		746	897,222
5.63%, 08/16/43		375	434,258
6.40%, 05/15/38		1,245	1,619,807
VRN, (3 mo. LIBOR US + 1.580%)
4.26%, 02/22/48	(Call 02/22/47)	750	755,910
KfW
0.01%, 04/18/36		900	498,078
0.01%, 06/29/37		800	424,872
Lloyds Banking Group PLC
5.30%, 12/01/45		200	214,906
Morgan Stanley
4.30%, 01/27/45		1,200	1,197,036
4.38%, 01/22/47		1,000	1,010,690
6.38%, 07/24/42		1,025	1,328,000
7.25%, 04/01/32		700	959,161
Regions Financial Corp.
7.38%, 12/10/37		325	415,006

Security		Principal (000s)	Value
Wachovia Corp.
5.50%, 08/01/35		$481	$545,242
Wells Fargo & Co.
3.90%, 05/01/45[a]		1,500	1,449,420
4.30%, 07/22/27		2,035	2,128,427
4.40%, 06/14/46		550	535,469
4.65%, 11/04/44		1,800	1,819,188
4.75%, 12/07/46		1,250	1,290,325
4.90%, 11/17/45		940	987,799
5.38%, 02/07/35		341	398,697
5.38%, 11/02/43		475	527,193
5.61%, 01/15/44		1,750	2,007,530
Wells Fargo Capital X
5.95%, 12/01/86		200	216,510

			69,878,814
BEVERAGES — 2.64%
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43		200	190,990
4.63%, 02/01/44[a]		245	256,030
4.70%, 02/01/36	(Call 08/01/35)	3,625	3,885,202
4.90%, 02/01/46	(Call 08/01/45)	5,375	5,864,448
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42		700	647,570
4.44%, 10/06/48	(Call 04/06/48)[b]	683	696,271
4.95%, 01/15/42		750	818,640
8.00%, 11/15/39		136	204,106
8.20%, 01/15/39		700	1,069,180
Brown-Forman Corp.
4.50%, 07/15/45	(Call 01/15/45)	118	125,275
Coca-Cola FEMSA SAB de CV
5.25%, 11/26/43		271	305,604
Diageo Capital PLC
3.88%, 04/29/43	(Call 10/29/42)	136	131,432
5.88%, 09/30/36		350	441,325
Diageo Investment Corp.
4.25%, 05/11/42		607	624,688
7.45%, 04/15/35		11	15,608
Dr Pepper Snapple Group Inc.
3.43%, 06/15/27	(Call 03/15/27)[a]	250	251,673
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43		364	364,084

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security		Principal (000s)	Value
Molson Coors Brewing Co.
4.20%, 07/15/46	(Call 01/15/46)	$850	$806,191
5.00%, 05/01/42		595	635,317
Pepsi-Cola Metropolitan Bottling Co. Inc. Series B
7.00%, 03/01/29		801	1,092,973
PepsiCo Inc.
3.45%, 10/06/46	(Call 04/06/46)	525	478,879
3.60%, 08/13/42		500	472,060
4.00%, 03/05/42		207	207,911
4.00%, 05/02/47		250	249,567
4.25%, 10/22/44	(Call 04/22/44)	409	424,194
4.45%, 04/14/46	(Call 10/14/45)	800	861,488
4.60%, 07/17/45	(Call 01/17/45)	280	305,379
4.88%, 11/01/40		236	266,871
5.50%, 01/15/40		246	301,229

			21,994,185
BIOTECHNOLOGY — 1.60%
Amgen Inc.
4.40%, 05/01/45	(Call 11/01/44)	922	909,313
4.56%, 06/15/48	(Call 12/15/47)[b]	1,100	1,104,840
4.66%, 06/15/51	(Call 12/15/50)	2,872	2,887,480
4.95%, 10/01/41		150	158,846
5.15%, 11/15/41	(Call 05/15/41)	175	190,125
Baxalta Inc.
5.25%, 06/23/45	(Call 12/23/44)	550	609,868
Biogen Inc.
5.20%, 09/15/45	(Call 03/15/45)	900	978,579
Celgene Corp.
4.63%, 05/15/44	(Call 11/15/43)	400	402,360
5.00%, 08/15/45	(Call 02/15/45)[a]	700	747,789
5.25%, 08/15/43		500	539,685
Gilead Sciences Inc.
4.00%, 09/01/36	(Call 03/01/36)	50	48,136
4.15%, 03/01/47	(Call 09/01/46)	1,000	945,550
4.50%, 02/01/45	(Call 08/01/44)	1,000	997,470
4.60%, 09/01/35	(Call 03/01/35)	600	625,686
4.75%, 03/01/46	(Call 09/01/45)	1,044	1,078,149
4.80%, 04/01/44	(Call 10/01/43)	593	615,540
5.65%, 12/01/41	(Call 06/01/41)	450	517,622

			13,357,038

Security		Principal (000s)	Value
BUILDING MATERIALS — 0.23%
Johnson Controls International PLC
4.50%, 02/15/47	(Call 08/15/46)	$280	$287,154
4.63%, 07/02/44	(Call 01/02/44)[c]	300	312,339
4.95%, 07/02/64	(Call 01/02/64)[c]	107	110,786
5.13%, 09/14/45	(Call 03/14/45)[a]	371	415,023
6.00%, 01/15/36		350	418,796
Owens Corning
7.00%, 12/01/36		299	373,579

			1,917,677
CHEMICALS — 1.35%
Agrium Inc.
4.13%, 03/15/35	(Call 09/15/34)	87	84,302
4.90%, 06/01/43	(Call 12/01/42)	350	368,452
5.25%, 01/15/45	(Call 07/15/44)	254	277,569
6.13%, 01/15/41	(Call 07/15/40)	268	318,714
7.13%, 05/23/36[a]		100	129,213
Albemarle Corp.
5.45%, 12/01/44	(Call 06/01/44)	150	166,758
Dow Chemical Co. (The)
4.25%, 10/01/34	(Call 04/01/34)[a]	575	577,220
4.38%, 11/15/42	(Call 05/15/42)	86	86,496
4.63%, 10/01/44	(Call 04/01/44)	725	749,962
5.25%, 11/15/41	(Call 05/15/41)[a]	400	446,084
7.38%, 11/01/29		285	387,244
9.40%, 05/15/39		435	699,693
Eastman Chemical Co.
4.65%, 10/15/44	(Call 04/15/44)	400	408,804
4.80%, 09/01/42	(Call 03/01/42)[a]	280	290,102
EI du Pont de Nemours & Co.
4.15%, 02/15/43		423	417,903
4.90%, 01/15/41		445	486,220
5.60%, 12/15/36[a]		11	12,856
6.50%, 01/15/28		25	31,161
Lubrizol Corp. (The)
6.50%, 10/01/34		120	155,731
LYB International Finance BV
4.88%, 03/15/44	(Call 09/15/43)[a]	500	517,205
5.25%, 07/15/43		200	215,792
LyondellBasell Industries NV
4.63%, 02/26/55	(Call 08/26/54)[a]	675	635,377
Methanex Corp.
5.65%, 12/01/44	(Call 06/01/44)	200	193,054

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security		Principal (000s)	Value
Monsanto Co.
3.95%, 04/15/45	(Call 10/15/44)	$215	$196,164
4.20%, 07/15/34	(Call 01/15/34)	330	327,667
4.40%, 07/15/44	(Call 01/15/44)	550	539,055
4.65%, 11/15/43	(Call 05/15/43)	24	24,392
4.70%, 07/15/64	(Call 01/15/64)	275	261,830
Mosaic Co. (The)
5.45%, 11/15/33	(Call 05/15/33)[a]	208	216,499
5.63%, 11/15/43	(Call 05/15/43)[a]	400	413,484
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40[a]		350	399,819
5.88%, 12/01/36		101	117,116
Praxair Inc.
3.55%, 11/07/42	(Call 05/07/42)	300	288,630
Rohm & Haas Co.
7.85%, 07/15/29		100	140,106
Sherwin-Williams Co. (The)
4.00%, 12/15/42	(Call 06/15/42)	350	325,398
Westlake Chemical Corp.
5.00%, 08/15/46	(Call 02/15/46)	325	336,996

			11,243,068
COMMERCIAL SERVICES — 0.58%
California Institute of Technology
4.32%, 08/01/45		12	12,949
4.70%, 11/01/11		100	95,090
Cleveland Clinic Foundation (The)
4.86%, 01/01/14		247	244,246
Ecolab Inc.
5.50%, 12/08/41		538	642,829
George Washington University (The)
4.87%, 09/15/45		16	17,500
Johns Hopkins University Series 2013
4.08%, 07/01/53		11	11,310
Massachusetts Institute of Technology
3.96%, 07/01/38		9	9,513
4.68%, 07/01/14		450	475,254
5.60%, 07/01/11		475	586,065
Moody’s Corp.
5.25%, 07/15/44		250	283,588
President and Fellows of Harvard College
3.15%, 07/15/46	(Call 01/15/46)	275	252,557
3.30%, 07/15/56	(Call 01/15/56)	250	230,975

Security		Principal (000s)	Value
Princeton University
5.70%, 03/01/39		$350	$461,601
S&P Global Inc.
6.55%, 11/15/37		161	194,651
University of Notre Dame du Lac Series 2015
3.44%, 02/15/45		9	8,762
University of Southern California
3.03%, 10/01/39		275	252,895
5.25%, 10/01/11		250	288,845
Verisk Analytics Inc.
5.50%, 06/15/45	(Call 12/15/44)	111	121,175
Western Union Co. (The)
6.20%, 11/17/36		175	182,348
William Marsh Rice University
3.57%, 05/15/45[a]		421	415,396

			4,787,549
COMPUTERS — 1.87%
Apple Inc.
3.45%, 02/09/45		1,400	1,275,736
3.85%, 05/04/43[a]		975	948,743
3.85%, 08/04/46	(Call 02/04/46)	745	721,168
4.25%, 02/09/47	(Call 08/09/46)	75	77,323
4.38%, 05/13/45[a]		1,300	1,356,706
4.45%, 05/06/44[a]		600	632,004
4.50%, 02/23/36	(Call 08/23/35)[a]	925	1,012,209
4.65%, 02/23/46	(Call 08/23/45)[a]	1,850	2,015,187
Dell International LLC/EMC Corp.
8.35%, 07/15/46	(Call 01/15/46)[b]	1,095	1,416,689
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
8.10%, 07/15/36	(Call 01/15/36)[b]	650	815,087
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	(Call 04/15/35)[a]	200	212,344
6.35%, 10/15/45	(Call 04/15/45)	850	883,541
HP Inc.
6.00%, 09/15/41		785	818,598
International Business Machines Corp.
4.00%, 06/20/42		500	498,675
4.70%, 02/19/46[a]		550	606,507
5.60%, 11/30/39		374	459,818
5.88%, 11/29/32		316	405,415

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security		Principal (000s)	Value
6.22%, 08/01/27		$400	$501,152
6.50%, 01/15/28		155	198,913
Seagate HDD Cayman
4.88%, 06/01/27	(Call 03/01/27)[a]	400	385,904
5.75%, 12/01/34	(Call 06/01/34)	325	302,757

			15,544,476
COSMETICS & PERSONAL CARE — 0.28%
Colgate-Palmolive Co.
4.00%, 08/15/45[a]		417	436,899
Estee Lauder Companies Inc. (The)
4.15%, 03/15/47	(Call 09/15/46)	125	126,420
4.38%, 06/15/45	(Call 12/15/44)	250	261,378
6.00%, 05/15/37		150	183,382
Procter & Gamble Co. (The)
5.55%, 03/05/37		1,000	1,314,200

			2,322,279
DISTRIBUTION & WHOLESALE — 0.08%
WW Grainger Inc.
3.75%, 05/15/46	(Call 11/15/45)	250	235,213
4.60%, 06/15/45	(Call 12/15/44)	400	427,852

			663,065
DIVERSIFIED FINANCIAL SERVICES — 1.48%
American Express Co.
4.05%, 12/03/42		525	521,041
AXA Financial Inc.
7.00%, 04/01/28		14	17,416
CME Group Inc.
5.30%, 09/15/43	(Call 03/15/43)[a]	400	484,644
Credit Suisse USA Inc.
7.13%, 07/15/32		468	637,028
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35		5,500	5,877,135
Invesco Finance PLC
5.38%, 11/30/43		41	47,510
Jefferies Group LLC
6.25%, 01/15/36		200	212,680
6.45%, 06/08/27		300	341,799
6.50%, 01/20/43[a]		150	164,548
Legg Mason Inc.
5.63%, 01/15/44		250	256,522
MasterCard Inc.
3.80%, 11/21/46	(Call 05/21/46)	215	214,553

Security		Principal (000s)	Value
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32	(Call 05/01/32)	$150	$157,848
Series C
8.00%, 03/01/32		271	391,468
Visa Inc.
4.15%, 12/14/35	(Call 06/14/35)	1,065	1,127,942
4.30%, 12/14/45	(Call 06/14/45)	1,755	1,882,711

			12,334,845
ELECTRIC — 8.91%
AEP Transmission Co. LLC
4.00%, 12/01/46	(Call 06/01/46)[b]	240	241,176
Alabama Power Co.
3.75%, 03/01/45	(Call 09/01/44)	384	366,113
3.85%, 12/01/42[a]		50	48,133
4.15%, 08/15/44	(Call 02/15/44)	462	463,104
4.30%, 01/02/46	(Call 07/02/45)	450	464,544
6.00%, 03/01/39		126	156,297
6.13%, 05/15/38		273	334,002
Ameren Illinois Co.
4.15%, 03/15/46	(Call 09/15/45)[a]	400	415,744
Appalachian Power Co.
4.40%, 05/15/44	(Call 11/15/43)	11	11,298
4.45%, 06/01/45	(Call 12/01/44)	200	208,316
7.00%, 04/01/38		231	312,340
Arizona Public Service Co.
3.75%, 05/15/46	(Call 11/15/45)	275	260,604
4.50%, 04/01/42	(Call 10/01/41)	251	264,215
5.05%, 09/01/41	(Call 03/01/41)	100	112,838
Berkshire Hathaway Energy Co.
4.50%, 02/01/45	(Call 08/01/44)	875	921,847
5.15%, 11/15/43	(Call 05/15/43)	400	458,772
5.95%, 05/15/37		350	434,500
6.13%, 04/01/36		2,490	3,121,962
6.50%, 09/15/37		225	295,733
8.48%, 09/15/28		374	543,979
Black Hills Corp.
4.20%, 09/15/46	(Call 03/15/46)	150	142,026
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	(Call 02/01/42)	425	405,493
4.50%, 04/01/44	(Call 10/01/43)	300	331,122

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security		Principal (000s)	Value
CMS Energy Corp.
3.45%, 08/15/27	(Call 05/15/27)	$250	$250,525
4.88%, 03/01/44	(Call 09/01/43)	200	214,666
Commonwealth Edison Co.
3.70%, 03/01/45	(Call 09/01/44)	400	384,196
3.80%, 10/01/42	(Call 04/01/42)	311	299,546
4.35%, 11/15/45	(Call 05/15/45)	100	104,940
4.60%, 08/15/43	(Call 02/15/43)	233	253,565
4.70%, 01/15/44	(Call 07/15/43)	261	287,549
5.90%, 03/15/36		564	698,508
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46	(Call 12/15/45)	955	926,875
3.95%, 03/01/43	(Call 09/01/42)	477	469,754
4.30%, 12/01/56	(Call 06/01/56)	130	131,264
4.45%, 03/15/44	(Call 09/15/43)	450	480,006
4.50%, 12/01/45	(Call 06/01/45)	207	222,277
5.50%, 12/01/39		200	239,724
5.70%, 06/15/40		315	386,417
6.30%, 08/15/37		8	10,390
Series 05-A
5.30%, 03/01/35		100	115,209
Series 06-A
5.85%, 03/15/36		325	397,852
Series 06-B
6.20%, 06/15/36		461	586,341
Series 08-B
6.75%, 04/01/38		200	271,686
Series 12-A
4.20%, 03/15/42		8	8,152
Consumers Energy Co.
3.25%, 08/15/46	(Call 02/15/46)	200	179,862
3.95%, 05/15/43	(Call 11/15/42)[a]	75	75,763
3.95%, 07/15/47	(Call 01/15/47)	250	254,968
Delmarva Power & Light Co.
4.15%, 05/15/45	(Call 11/15/44)	250	247,355
Dominion Resources Inc./VA
4.70%, 12/01/44	(Call 06/01/44)	500	520,690
6.30%, 03/15/33		275	331,155
7.00%, 06/15/38		380	486,864
Series B
5.95%, 06/15/35		290	344,717

Security		Principal (000s)	Value
Series C
4.05%, 09/15/42	(Call 03/15/42)	$155	$146,334
4.90%, 08/01/41	(Call 02/01/41)	37	39,304
Series F
5.25%, 08/01/33		600	660,378
DTE Electric Co.
3.70%, 03/15/45	(Call 09/15/44)	216	209,360
3.70%, 06/01/46	(Call 12/01/45)	135	131,180
4.30%, 07/01/44	(Call 01/01/44)	103	109,596
Series A
4.00%, 04/01/43	(Call 10/01/42)[a]	208	211,291
DTE Energy Co.
6.38%, 04/15/33		135	166,478
Duke Energy Carolinas LLC
3.75%, 06/01/45	(Call 12/01/44)	315	304,271
3.88%, 03/15/46	(Call 09/15/45)	500	491,515
4.00%, 09/30/42	(Call 03/30/42)	443	444,967
4.25%, 12/15/41	(Call 06/15/41)	369	383,967
5.30%, 02/15/40[a]		500	599,525
6.00%, 01/15/38		57	72,730
6.05%, 04/15/38		800	1,022,560
6.10%, 06/01/37		500	628,580
6.45%, 10/15/32		86	112,440
Series A
6.00%, 12/01/28		16	19,687
Duke Energy Corp.
3.75%, 09/01/46	(Call 03/01/46)	1,130	1,034,515
4.80%, 12/15/45	(Call 06/15/45)	100	106,896
Duke Energy Florida LLC
3.40%, 10/01/46	(Call 04/01/46)	230	207,232
3.85%, 11/15/42	(Call 05/15/42)	280	273,470
5.65%, 04/01/40		100	123,383
6.35%, 09/15/37		100	131,255
6.40%, 06/15/38		200	266,380
Duke Energy Florida Project Finance LLC Series 2026
2.54%, 09/01/31		400	386,064
Duke Energy Indiana LLC
3.75%, 05/15/46	(Call 11/15/45)	450	428,319
6.12%, 10/15/35		301	367,364
6.35%, 08/15/38		46	60,405
6.45%, 04/01/39		300	397,995

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security		Principal (000s)	Value
Duke Energy Progress LLC
3.70%, 10/15/46	(Call 04/15/46)	$535	$512,380
4.10%, 05/15/42	(Call 11/15/41)	300	304,761
4.10%, 03/15/43	(Call 09/15/42)	186	188,349
4.15%, 12/01/44	(Call 06/01/44)	300	308,172
4.20%, 08/15/45	(Call 02/15/45)	225	231,635
4.38%, 03/30/44	(Call 09/30/43)	359	380,001
6.30%, 04/01/38		250	326,405
El Paso Electric Co.
5.00%, 12/01/44	(Call 06/01/44)	250	253,362
6.00%, 05/15/35		304	351,099
Emera U.S. Finance LP
4.75%, 06/15/46	(Call 12/15/45)	600	610,452
Entergy Louisiana LLC
3.05%, 06/01/31	(Call 03/01/31)	150	143,149
3.25%, 04/01/28	(Call 01/01/28)	475	473,618
4.95%, 01/15/45	(Call 01/15/25)	100	102,536
Entergy Mississippi Inc.
2.85%, 06/01/28	(Call 03/01/28)	300	287,883
Exelon Corp.
4.45%, 04/15/46	(Call 10/15/45)	580	583,474
4.95%, 06/15/35	(Call 12/15/34)	350	372,656
5.10%, 06/15/45	(Call 12/15/44)	15	16,356
5.63%, 06/15/35		371	423,905
Exelon Generation Co. LLC
5.60%, 06/15/42	(Call 12/15/41)	600	579,276
5.75%, 10/01/41	(Call 04/01/41)	20	19,712
6.25%, 10/01/39		525	547,234
FirstEnergy Corp. Series C
7.38%, 11/15/31		500	659,040
Florida Power & Light Co.
3.80%, 12/15/42	(Call 06/15/42)[a]	200	197,498
4.05%, 06/01/42	(Call 12/01/41)	275	283,415
4.05%, 10/01/44	(Call 04/01/44)	630	650,128
4.13%, 02/01/42	(Call 08/01/41)	356	369,186
4.95%, 06/01/35		200	229,302
5.25%, 02/01/41	(Call 08/01/40)	271	322,051
5.65%, 02/01/37		96	118,687
5.69%, 03/01/40		124	155,280
5.95%, 02/01/38		213	274,378
Georgia Power Co.
4.30%, 03/15/42		439	437,231
4.30%, 03/15/43		21	20,747

Security		Principal (000s)	Value
5.40%, 06/01/40		$200	$224,454
5.95%, 02/01/39		114	135,842
Series 10-C
4.75%, 09/01/40		200	207,306
Great Plains Energy Inc.
4.85%, 04/01/47	(Call 10/01/46)	500	507,080
Hydro-Quebec
9.50%, 11/15/30[a]		200	319,408
Iberdrola International BV
6.75%, 07/15/36		250	313,978
Indiana Michigan Power Co.
6.05%, 03/15/37		105	127,894
Series K
4.55%, 03/15/46	(Call 09/15/45)[a]	500	535,945
Interstate Power & Light Co.
3.70%, 09/15/46	(Call 03/15/46)	550	508,607
6.25%, 07/15/39		5	6,366
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42		233	249,671
Kansas City Power & Light Co.
5.30%, 10/01/41	(Call 04/01/41)	332	356,133
Kentucky Utilities Co.
5.13%, 11/01/40	(Call 05/01/40)	314	367,524
MidAmerican Energy Co.
3.10%, 05/01/27	(Call 02/01/27)	500	501,280
4.25%, 05/01/46	(Call 11/01/45)	111	116,416
4.40%, 10/15/44	(Call 04/15/44)	225	238,669
4.80%, 09/15/43	(Call 03/15/43)	200	223,946
5.75%, 11/01/35		11	13,523
6.75%, 12/30/31		11	15,002
Mississippi Power Co. Series 12-A
4.25%, 03/15/42		406	349,400
Nevada Power Co.
6.65%, 04/01/36		100	132,548
Northern States Power Co./MN
3.40%, 08/15/42	(Call 02/15/42)	600	554,082
3.60%, 05/15/46	(Call 11/15/45)	50	47,363
4.00%, 08/15/45	(Call 02/15/45)	90	90,815
4.13%, 05/15/44	(Call 11/15/43)	7	7,208
5.35%, 11/01/39		5	6,012
6.25%, 06/01/36		106	137,571
NorthWestern Corp.
4.18%, 11/15/44	(Call 05/15/44)	161	161,908

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security		Principal (000s)	Value
NSTAR Electric Co.
4.40%, 03/01/44	(Call 09/01/43)	$100	$107,085
5.50%, 03/15/40		241	290,458
Oglethorpe Power Corp.
5.25%, 09/01/50[a]		25	26,634
5.38%, 11/01/40		175	192,923
5.95%, 11/01/39		5	5,879
Ohio Edison Co.
6.88%, 07/15/36		200	258,752
Oklahoma Gas & Electric Co.
4.15%, 04/01/47	(Call 10/01/46)	500	506,315
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41	(Call 06/01/41)	150	160,743
5.25%, 09/30/40		305	355,935
5.30%, 06/01/42	(Call 12/01/41)	350	415,030
7.25%, 01/15/33		411	563,584
7.50%, 09/01/38		50	71,921
Pacific Gas & Electric Co.
4.00%, 12/01/46	(Call 06/01/46)	350	349,825
4.25%, 03/15/46	(Call 09/15/45)	11	11,281
4.30%, 03/15/45	(Call 09/15/44)	107	111,649
4.45%, 04/15/42	(Call 10/15/41)	800	850,568
4.60%, 06/15/43	(Call 12/15/42)	13	13,989
4.75%, 02/15/44	(Call 08/15/43)	232	258,200
5.13%, 11/15/43	(Call 05/15/43)	300	345,453
5.40%, 01/15/40[a]		271	325,379
5.80%, 03/01/37		16	19,825
6.05%, 03/01/34		2,250	2,832,053
6.25%, 03/01/39		461	598,604
6.35%, 02/15/38		71	92,539
PacifiCorp
4.10%, 02/01/42	(Call 08/01/41)	245	248,734
6.00%, 01/15/39		300	383,448
6.10%, 08/01/36		105	133,717
6.25%, 10/15/37[a]		121	157,376
PECO Energy Co.
4.15%, 10/01/44	(Call 04/01/44)	255	261,459
5.95%, 10/01/36		111	137,905
Potomac Electric Power Co.
4.15%, 03/15/43	(Call 09/15/42)	66	67,612
6.50%, 11/15/37		175	234,400
PPL Capital Funding Inc.
4.70%, 06/01/43	(Call 12/01/42)	400	412,004
5.00%, 03/15/44	(Call 09/15/43)	300	322,371

Security		Principal (000s)	Value
PPL Electric Utilities Corp.
6.25%, 05/15/39		$61	$79,155
Progress Energy Inc.
7.75%, 03/01/31		34	47,700
PSEG Power LLC
8.63%, 04/15/31[a]		500	624,210
Public Service Co. of Colorado
3.60%, 09/15/42	(Call 03/15/42)	246	233,806
4.30%, 03/15/44	(Call 09/15/43)	411	434,267
6.25%, 09/01/37		60	78,338
6.50%, 08/01/38		100	134,225
Public Service Electric & Gas Co.
3.65%, 09/01/42	(Call 03/01/42)	75	72,431
3.80%, 03/01/46	(Call 09/01/45)	200	199,162
3.95%, 05/01/42	(Call 11/01/41)	270	273,143
5.50%, 03/01/40		107	128,942
5.80%, 05/01/37		216	268,853
Puget Sound Energy Inc.
4.30%, 05/20/45	(Call 11/20/44)[a]	111	116,673
5.64%, 04/15/41	(Call 10/15/40)	235	289,132
5.76%, 10/01/39		200	241,746
5.80%, 03/15/40		56	69,015
6.27%, 03/15/37		5	6,374
San Diego Gas & Electric Co.
4.50%, 08/15/40		120	130,235
6.00%, 06/01/39		150	192,622
South Carolina Electric & Gas Co.
4.10%, 06/15/46	(Call 12/15/45)	300	281,028
4.35%, 02/01/42	(Call 08/01/41)[a]	144	140,545
4.50%, 06/01/64	(Call 12/01/63)	286	277,022
4.60%, 06/15/43	(Call 12/15/42)	116	116,486
5.10%, 06/01/65	(Call 12/01/64)	150	158,274
5.30%, 05/15/33		5	5,580
5.45%, 02/01/41	(Call 08/01/40)[a]	420	473,689
6.05%, 01/15/38		248	295,497
Southern California Edison Co.
4.00%, 04/01/47	(Call 10/01/46)	250	252,782
4.05%, 03/15/42	(Call 09/15/41)[a]	50	51,098
4.50%, 09/01/40	(Call 03/01/40)[a]	48	51,513
4.65%, 10/01/43	(Call 04/01/43)	311	344,709
5.50%, 03/15/40		217	265,478
5.63%, 02/01/36		75	90,601
5.75%, 04/01/35		105	127,869

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security		Principal (000s)	Value
6.00%, 01/15/34		$266	$333,011
6.05%, 03/15/39		150	193,723
6.65%, 04/01/29		321	405,680
Series 05-E
5.35%, 07/15/35		584	689,406
Series 06-E
5.55%, 01/15/37		130	156,660
Series 08-A
5.95%, 02/01/38		400	508,324
Series 13-A
3.90%, 03/15/43	(Call 09/15/42)	205	204,410
Series C
3.60%, 02/01/45	(Call 08/01/44)	200	190,308
Southern Co. (The)
4.25%, 07/01/36	(Call 01/01/36)	625	615,619
4.40%, 07/01/46	(Call 01/01/46)	875	869,365
Southern Power Co.
5.15%, 09/15/41		250	259,007
Southwestern Electric Power Co.
3.90%, 04/01/45	(Call 10/01/44)	450	428,162
6.20%, 03/15/40		140	174,343
Southwestern Public Service Co.
3.40%, 08/15/46	(Call 02/15/46)	500	451,310
4.50%, 08/15/41	(Call 02/15/41)	100	107,586
Tampa Electric Co.
4.10%, 06/15/42	(Call 12/15/41)	300	292,071
4.35%, 05/15/44	(Call 11/15/43)	410	411,496
Toledo Edison Co. (The)
6.15%, 05/15/37		200	245,098
TransAlta Corp.
6.50%, 03/15/40		100	94,836
Union Electric Co.
3.90%, 09/15/42	(Call 03/15/42)	400	402,616
8.45%, 03/15/39		111	177,720
Virginia Electric & Power Co.
4.00%, 01/15/43	(Call 07/15/42)	116	115,671
4.20%, 05/15/45	(Call 11/15/44)[a]	7	7,196
4.45%, 02/15/44	(Call 08/15/43)	120	128,166
8.88%, 11/15/38		550	908,325
Series A
6.00%, 05/15/37		284	356,403
Series B
6.00%, 01/15/36		250	311,852

Security		Principal (000s)	Value
Series D
4.65%, 08/15/43	(Call 02/15/43)	$21	$23,065
Westar Energy Inc.
4.10%, 04/01/43	(Call 10/01/42)	105	105,351
4.13%, 03/01/42	(Call 09/01/41)	347	349,960
4.25%, 12/01/45	(Call 06/01/45)	300	300,888
Wisconsin Power & Light Co.
6.38%, 08/15/37		140	183,418
Wisconsin Public Service Corp.
4.75%, 11/01/44	(Call 05/01/44)[a]	205	230,742
Xcel Energy Inc.
6.50%, 07/01/36		50	63,806

			74,193,168
ELECTRONICS — 0.31%
Corning Inc.
4.75%, 03/15/42		272	278,280
5.75%, 08/15/40		200	229,566
Fortive Corp.
4.30%, 06/15/46	(Call 12/15/45)[a,b]	225	226,976
Honeywell International Inc.
5.38%, 03/01/41		200	246,506
5.70%, 03/15/36		11	13,887
5.70%, 03/15/37		600	754,698
Koninklijke Philips NV
5.00%, 03/15/42		519	552,221
Tyco Electronics Group SA
7.13%, 10/01/37		236	316,054

			2,618,188
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
4.38%, 05/08/42		257	270,564

			270,564
ENVIRONMENTAL CONTROL — 0.09%
Waste Management Inc.
3.90%, 03/01/35	(Call 09/01/34)	575	578,956
4.10%, 03/01/45	(Call 09/01/44)	183	185,844
7.00%, 07/15/28		18	23,266

			788,066
FOOD — 1.71%
Ahold Finance USA LLC
6.88%, 05/01/29[a]		11	13,858
Campbell Soup Co.
3.80%, 08/02/42		6	5,598

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security		Principal (000s)	Value
Conagra Brands Inc.
7.00%, 10/01/28[a]		$350	$439,334
8.25%, 09/15/30		200	272,146
General Mills Inc.
4.15%, 02/15/43	(Call 08/15/42)	5	4,874
5.40%, 06/15/40		506	578,520
Hershey Co. (The)
3.38%, 08/15/46	(Call 02/15/46)	250	225,552
JM Smucker Co. (The)
4.25%, 03/15/35		850	862,691
4.38%, 03/15/45[a]		75	75,803
Kellogg Co.
4.50%, 04/01/46		300	299,505
Series B
7.45%, 04/01/31		400	525,480
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40		500	575,115
Kraft Heinz Foods Co.
4.38%, 06/01/46	(Call 12/01/45)	2,150	2,041,511
5.00%, 07/15/35	(Call 01/15/35)	350	369,278
5.00%, 06/04/42		1,240	1,277,597
5.20%, 07/15/45	(Call 01/15/45)	600	636,936
6.50%, 02/09/40		456	554,756
6.88%, 01/26/39		300	377,781
Kroger Co. (The)
3.88%, 10/15/46	(Call 04/15/46)[a]	300	271,491
4.45%, 02/01/47	(Call 08/01/46)[a]	500	493,445
5.00%, 04/15/42	(Call 10/15/41)[a]	100	105,717
5.15%, 08/01/43	(Call 02/01/43)	250	269,975
5.40%, 07/15/40	(Call 01/15/40)	270	299,354
6.90%, 04/15/38		200	260,642
7.50%, 04/01/31[a]		250	336,763
Mondelez International Inc.
6.50%, 02/09/40[a]		222	276,075
Sysco Corp.
4.50%, 04/01/46	(Call 10/01/45)	500	506,455
4.85%, 10/01/45	(Call 04/01/45)	100	106,637
5.38%, 09/21/35		400	451,424
Tyson Foods Inc.
4.88%, 08/15/34	(Call 02/15/34)	300	312,018
5.15%, 08/15/44	(Call 02/15/44)	480	510,979
Unilever Capital Corp.
5.90%, 11/15/32		675	884,493

			14,221,803

Security		Principal (000s)	Value
FOREST PRODUCTS & PAPER — 0.40%
Georgia-Pacific LLC
7.75%, 11/15/29		$700	$973,077
8.88%, 05/15/31		14	21,578
International Paper Co.
4.40%, 08/15/47	(Call 02/15/47)	650	633,217
4.80%, 06/15/44	(Call 12/15/43)	400	406,088
5.00%, 09/15/35	(Call 03/15/35)	50	53,623
5.15%, 05/15/46	(Call 11/15/45)[a]	190	203,725
6.00%, 11/15/41	(Call 05/15/41)	600	715,692
7.30%, 11/15/39		240	315,814

			3,322,814
GAS — 0.70%
Atmos Energy Corp.
4.13%, 10/15/44	(Call 04/15/44)	613	616,531
4.15%, 01/15/43	(Call 07/15/42)	100	101,756
5.50%, 06/15/41	(Call 12/15/40)	5	5,946
CenterPoint Energy Resources Corp.
5.85%, 01/15/41	(Call 07/15/40)	100	120,172
Dominion Gas Holdings LLC
4.60%, 12/15/44	(Call 06/15/44)	350	353,171
4.80%, 11/01/43	(Call 05/01/43)	115	118,916
KeySpan Corp.
5.80%, 04/01/35		180	203,287
NiSource Finance Corp.
4.80%, 02/15/44	(Call 08/15/43)	615	652,417
5.25%, 02/15/43	(Call 08/15/42)	225	250,436
5.65%, 02/01/45	(Call 08/01/44)	156	185,843
5.95%, 06/15/41	(Call 12/15/40)	256	307,369
ONE Gas Inc.
4.66%, 02/01/44	(Call 08/01/43)	354	376,744
Piedmont Natural Gas Co. Inc.
4.65%, 08/01/43	(Call 02/01/43)	153	158,229
Sempra Energy
6.00%, 10/15/39		825	1,000,420
Southern California Gas Co.
3.75%, 09/15/42	(Call 03/15/42)	5	4,890
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	(Call 04/01/46)	450	418,081
4.40%, 06/01/43	(Call 12/01/42)	6	5,941
5.88%, 03/15/41	(Call 09/15/40)	493	583,101
Southwest Gas Corp.
3.80%, 09/29/46	(Call 03/29/46)	365	344,943

			5,808,193

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security		Principal (000s)	Value
HAND & MACHINE TOOLS — 0.03%
Stanley Black & Decker Inc.
5.20%, 09/01/40		$200	$222,636

			222,636
HEALTH CARE – PRODUCTS — 1.48%
Abbott Laboratories
4.75%, 11/30/36	(Call 05/30/36)	1,110	1,149,294
4.75%, 04/15/43	(Call 10/15/42)	420	425,389
4.90%, 11/30/46	(Call 05/30/46)	1,275	1,329,851
5.30%, 05/27/40		500	539,955
6.00%, 04/01/39		450	525,645
Baxter International Inc.
3.50%, 08/15/46	(Call 02/15/46)	635	551,580
Becton Dickinson and Co.
4.69%, 12/15/44	(Call 06/15/44)	450	437,107
5.00%, 11/12/40		200	198,772
Boston Scientific Corp.
7.00%, 11/15/35		150	183,222
7.38%, 01/15/40		200	255,626
Danaher Corp.
4.38%, 09/15/45	(Call 03/15/45)	350	374,391
Medtronic Inc.
4.38%, 03/15/35		1,750	1,851,325
4.50%, 03/15/42	(Call 09/15/41)	86	90,756
4.63%, 03/15/44	(Call 09/15/43)	450	485,334
4.63%, 03/15/45		1,975	2,145,897
5.55%, 03/15/40		291	342,495
6.50%, 03/15/39		100	130,627
Stryker Corp.
4.10%, 04/01/43	(Call 10/01/42)	250	239,645
4.38%, 05/15/44	(Call 11/15/43)	135	134,546
4.63%, 03/15/46	(Call 09/15/45)	500	524,475
Thermo Fisher Scientific Inc.
5.30%, 02/01/44	(Call 08/01/43)	208	236,230
Zimmer Biomet Holdings Inc.
5.75%, 11/30/39		150	169,884

			12,322,046
HEALTH CARE – SERVICES — 2.03%
Aetna Inc.
4.13%, 11/15/42	(Call 05/15/42)	200	199,442
4.50%, 05/15/42	(Call 11/15/41)	250	262,830
4.75%, 03/15/44	(Call 09/15/43)	225	245,171
6.63%, 06/15/36		200	263,752
6.75%, 12/15/37		185	249,478

Security		Principal (000s)	Value
Anthem Inc.
4.63%, 05/15/42		$460	$471,463
4.65%, 01/15/43		1,050	1,085,070
4.65%, 08/15/44	(Call 02/15/44)[a]	200	206,732
5.10%, 01/15/44		225	245,536
5.85%, 01/15/36		21	24,431
5.95%, 12/15/34		382	446,420
6.38%, 06/15/37		300	371,139
Ascension Health
3.95%, 11/15/46		508	496,865
4.85%, 11/15/53		11	12,150
Baylor Scott & White Holdings
3.97%, 11/15/46	(Call 05/15/46)	250	239,557
4.19%, 11/15/45	(Call 05/15/45)	16	15,971
Catholic Health Initiatives
4.35%, 11/01/42		250	216,107
Cigna Corp.
5.38%, 02/15/42	(Call 08/15/41)	247	289,812
5.88%, 03/15/41	(Call 09/15/40)	403	492,680
6.15%, 11/15/36		100	123,444
7.88%, 05/15/27		11	14,685
Dignity Health
4.50%, 11/01/42		100	93,950
5.27%, 11/01/64		196	193,503
Humana Inc.
4.63%, 12/01/42	(Call 06/01/42)	400	411,740
4.80%, 03/15/47	(Call 09/15/46)[a]	250	265,305
4.95%, 10/01/44	(Call 04/01/44)	100	107,033
Johns Hopkins Health System Corp. (The)
3.84%, 05/15/46		60	58,655
Kaiser Foundation Hospitals
4.15%, 05/01/47	(Call 11/01/46)	750	754,890
4.88%, 04/01/42		334	374,604
Laboratory Corp. of America Holdings
4.70%, 02/01/45	(Call 08/01/44)	398	393,407
Mayo Clinic Series 2013
4.00%, 11/15/47		11	10,896
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52		25	24,751
Series 2015
4.20%, 07/01/55		722	727,444

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security		Principal (000s)	Value
New York-Presbyterian Hospital (The)
4.02%, 08/01/45		$21	$20,636
4.06%, 08/01/56		350	332,532
Northwell Healthcare Inc.
3.98%, 11/01/46	(Call 11/01/45)[a]	500	468,965
Providence St Joseph Health Obligated Group Series I
3.74%, 10/01/47		250	233,620
Quest Diagnostics Inc.
4.70%, 03/30/45	(Call 09/30/44)[a]	22	22,448
Texas Health Resources
4.33%, 11/15/55		9	9,153
UnitedHealth Group Inc.
3.95%, 10/15/42	(Call 04/15/42)	7	6,909
4.20%, 01/15/47	(Call 07/15/46)	250	255,805
4.25%, 03/15/43	(Call 09/15/42)	300	309,108
4.25%, 04/15/47	(Call 10/15/46)	250	258,120
4.38%, 03/15/42	(Call 09/15/41)	500	520,710
4.63%, 07/15/35		255	280,401
4.63%, 11/15/41	(Call 05/15/41)	180	193,491
4.75%, 07/15/45		1,150	1,281,882
5.70%, 10/15/40	(Call 04/15/40)	350	432,607
5.80%, 03/15/36		625	772,425
5.95%, 02/15/41	(Call 08/15/40)	386	488,715
6.50%, 06/15/37		100	131,882
6.63%, 11/15/37[a]		111	149,816
6.88%, 02/15/38		950	1,306,098

			16,864,236
HOME FURNISHINGS — 0.04%
Whirlpool Corp.
4.50%, 06/01/46	(Call 12/01/45)	300	302,526

			302,526
HOUSEHOLD PRODUCTS & WARES — 0.11%
Kimberly-Clark Corp.
3.20%, 07/30/46	(Call 01/30/46)[a]	400	353,360
5.30%, 03/01/41		6	7,222
6.63%, 08/01/37		375	519,277

			879,859
HOUSEWARES — 0.16%
Newell Brands Inc.
5.38%, 04/01/36	(Call 10/01/35)	350	396,896

Security		Principal (000s)	Value
5.50%, 04/01/46	(Call 10/01/45)[a]	$825	$958,452

			1,355,348
INSURANCE — 3.32%
ACE Capital Trust II
9.70%, 04/01/30		100	149,701
Aflac Inc.
4.00%, 10/15/46	(Call 04/15/46)	250	239,965
Alleghany Corp.
4.90%, 09/15/44	(Call 03/15/44)	200	205,842
Allstate Corp. (The)
4.20%, 12/15/46	(Call 06/15/46)	45	46,421
4.50%, 06/15/43		900	965,484
5.35%, 06/01/33		68	78,237
5.55%, 05/09/35		326	392,752
5.95%, 04/01/36		50	61,912
American International Group Inc.
3.88%, 01/15/35	(Call 07/15/34)	1,200	1,117,596
4.38%, 01/15/55	(Call 07/15/54)	250	229,373
4.50%, 07/16/44	(Call 01/16/44)	1,055	1,038,173
4.70%, 07/10/35	(Call 01/10/35)	600	614,346
4.80%, 07/10/45	(Call 01/10/45)	186	191,446
6.25%, 05/01/36		532	636,570
Aon PLC
4.60%, 06/14/44	(Call 03/14/44)	200	198,208
4.75%, 05/15/45	(Call 11/15/44)	246	250,890
Arch Capital Group U.S. Inc.
5.14%, 11/01/43		625	684,887
Assurant Inc.
6.75%, 02/15/34		200	241,882
AXA SA
8.60%, 12/15/30		750	1,045,440
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43[a]		118	122,932
4.40%, 05/15/42		564	596,125
5.75%, 01/15/40		280	351,425
Berkshire Hathaway Inc.
4.50%, 02/11/43[a]		500	540,970
Chubb Corp. (The)
6.00%, 05/11/37		485	618,812
Chubb INA Holdings Inc.
4.15%, 03/13/43		400	412,060
4.35%, 11/03/45	(Call 05/03/45)	500	535,530
Cincinnati Financial Corp.
6.92%, 05/15/28		11	14,182

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security		Principal (000s)	Value
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34		$200	$246,398
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44		200	202,336
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43		14	13,764
5.95%, 10/15/36		200	235,732
6.10%, 10/01/41		300	366,111
Lincoln National Corp.
6.15%, 04/07/36		175	206,549
6.30%, 10/09/37		16	19,311
7.00%, 06/15/40		300	391,071
Loews Corp.
4.13%, 05/15/43	(Call 11/15/42)	250	243,860
6.00%, 02/01/35		150	179,412
Manulife Financial Corp.
5.38%, 03/04/46		400	471,620
Markel Corp.
5.00%, 04/05/46[a]		250	263,713
Marsh & McLennan Companies Inc.
4.35%, 01/30/47	(Call 07/30/46)[a]	250	258,120
5.88%, 08/01/33		205	250,366
MetLife Inc.
4.05%, 03/01/45		755	742,633
4.13%, 08/13/42		348	344,047
4.60%, 05/13/46	(Call 11/13/45)[a]	800	858,272
4.72%, 12/15/44		500	542,180
4.88%, 11/13/43		489	538,575
5.70%, 06/15/35[a]		461	560,120
6.40%, 12/15/66	(Call 12/15/31)	720	809,143
6.50%, 12/15/32		458	595,231
10.75%, 08/01/69	(Call 08/01/34)[a]	16	25,626
Principal Financial Group Inc.
4.35%, 05/15/43		500	509,850
4.63%, 09/15/42[a]		5	5,351
6.05%, 10/15/36		166	207,239
Progressive Corp. (The)
3.70%, 01/26/45		100	95,248
4.13%, 04/15/47	(Call 10/15/46)	500	511,665
4.35%, 04/25/44		136	143,277
6.25%, 12/01/32		100	129,992

Security		Principal (000s)	Value
Prudential Financial Inc.
4.60%, 05/15/44[a]		$450	$481,873
5.10%, 08/15/43		11	12,458
5.40%, 06/13/35		445	514,442
5.63%, 05/12/41		13	15,446
5.70%, 12/14/36		300	359,811
5.80%, 11/16/41		150	182,852
6.20%, 11/15/40		275	347,270
6.63%, 06/21/40		5	6,610
Series B
5.75%, 07/15/33[a]		8	9,476
Series D
6.63%, 12/01/37		500	654,335
Transatlantic Holdings Inc.
8.00%, 11/30/39		150	196,061
Travelers Companies Inc. (The)
3.75%, 05/15/46	(Call 11/15/45)	780	756,982
4.30%, 08/25/45	(Call 02/25/45)	175	183,596
4.60%, 08/01/43		66	72,309
5.35%, 11/01/40		200	242,990
6.25%, 06/15/37		500	657,145
6.75%, 06/20/36		50	67,680
Travelers Property Casualty Corp.
6.38%, 03/15/33		110	141,609
Unum Group
5.75%, 08/15/42		250	280,770
Voya Financial Inc.
4.80%, 06/15/46		100	100,912
5.70%, 07/15/43		200	224,380
WR Berkley Corp.
4.75%, 08/01/44		50	50,353
XLIT Ltd.
5.50%, 03/31/45		400	405,044
6.25%, 05/15/27		86	101,526

			27,613,903
INTERNET — 0.26%
Alibaba Group Holding Ltd.
4.50%, 11/28/34	(Call 05/28/34)[a]	400	420,196
Amazon.com Inc.
4.80%, 12/05/34	(Call 06/05/34)	600	672,258
4.95%, 12/05/44	(Call 06/05/44)	650	747,084
eBay Inc.
4.00%, 07/15/42	(Call 01/15/42)	335	287,983

			2,127,521

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security		Principal (000s)	Value
IRON & STEEL — 0.48%
Nucor Corp.
5.20%, 08/01/43	(Call 02/01/43)	$314	$360,827
6.40%, 12/01/37		286	364,719
Vale Overseas Ltd.
6.88%, 11/21/36[a]		950	1,028,432
6.88%, 11/10/39		1,250	1,347,225
8.25%, 01/17/34		255	307,563
Vale SA
5.63%, 09/11/42		605	578,126

			3,986,892
LEISURE TIME — 0.02%
Harley-Davidson Inc.
4.63%, 07/28/45	(Call 01/28/45)[a]	150	154,368

			154,368
MACHINERY — 0.48%
Caterpillar Inc.
3.80%, 08/15/42[a]		950	923,865
4.30%, 05/15/44	(Call 11/15/43)[a]	236	248,263
4.75%, 05/15/64	(Call 11/15/63)	203	218,322
5.20%, 05/27/41		425	498,053
5.30%, 09/15/35		11	12,654
6.05%, 08/15/36		111	139,830
Cummins Inc.
4.88%, 10/01/43	(Call 04/01/43)[a]	150	168,378
Deere & Co.
3.90%, 06/09/42	(Call 12/09/41)	650	653,244
5.38%, 10/16/29		405	492,196
7.13%, 03/03/31		111	153,297
Xylem Inc./NY
4.38%, 11/01/46	(Call 05/01/46)	450	452,457

			3,960,559
MANUFACTURING — 1.53%
3M Co.
3.13%, 09/19/46	(Call 03/19/46)	350	308,231
3.88%, 06/15/44		150	150,392
5.70%, 03/15/37		201	250,864
6.38%, 02/15/28		165	213,706
Dover Corp.
5.38%, 03/01/41	(Call 12/01/40)	390	460,738
Eaton Corp.
4.00%, 11/02/32		850	875,398
4.15%, 11/02/42		100	99,231

Security		Principal (000s)	Value
General Electric Co.
4.13%, 10/09/42		$500	$516,855
4.50%, 03/11/44		1,225	1,336,977
5.88%, 01/14/38[a]		1,300	1,659,021
6.15%, 08/07/37		900	1,179,459
6.88%, 01/10/39[a]		870	1,241,220
Series A
6.75%, 03/15/32		1,500	2,050,335
Illinois Tool Works Inc.
3.90%, 09/01/42	(Call 03/01/42)	450	456,170
4.88%, 09/15/41	(Call 03/15/41)	350	400,386
Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 06/15/43		236	284,288
Ingersoll-Rand Luxembourg Finance SA
4.65%, 11/01/44	(Call 05/01/44)	150	156,710
Parker-Hannifin Corp.
4.10%, 03/01/47	(Call 09/01/46)[a,b]	350	356,517
4.20%, 11/21/34	(Call 05/21/34)	250	260,807
4.45%, 11/21/44	(Call 05/21/44)	328	350,757
Series A
6.25%, 05/15/38		100	127,992

			12,736,054
MEDIA — 5.09%
21st Century Fox America Inc.
4.75%, 09/15/44	(Call 03/15/44)	600	611,724
4.95%, 10/15/45	(Call 04/15/45)	400	420,436
5.40%, 10/01/43		456	508,217
6.15%, 03/01/37		400	480,164
6.15%, 02/15/41		300	362,751
6.20%, 12/15/34		600	722,982
6.40%, 12/15/35		302	372,620
6.55%, 03/15/33		490	603,293
6.65%, 11/15/37		705	895,294
6.90%, 08/15/39		11	14,247
7.75%, 12/01/45		350	493,927
7.85%, 03/01/39		350	487,508
8.15%, 10/17/36		100	139,138
CBS Corp.
4.60%, 01/15/45	(Call 07/15/44)	200	199,434
4.85%, 07/01/42	(Call 01/01/42)	250	255,987
4.90%, 08/15/44	(Call 02/15/44)	275	282,169
5.50%, 05/15/33		404	442,909

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security		Principal (000s)	Value
5.90%, 10/15/40	(Call 04/15/40)	$211	$243,773
7.88%, 07/30/30		350	480,046
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 05/01/47	(Call 11/01/46)[b]	350	357,095
6.38%, 10/23/35	(Call 04/23/35)	975	1,118,520
6.48%, 10/23/45	(Call 04/23/45)	1,825	2,136,600
6.83%, 10/23/55	(Call 04/23/55)	250	296,538
Comcast Corp.
3.20%, 07/15/36	(Call 01/15/36)[a]	665	597,782
3.40%, 07/15/46	(Call 01/15/46)[a]	935	811,412
4.20%, 08/15/34	(Call 02/15/34)	900	921,294
4.25%, 01/15/33		942	978,795
4.40%, 08/15/35	(Call 02/15/35)	850	888,505
4.50%, 01/15/43		400	407,880
4.60%, 08/15/45	(Call 02/15/45)	800	834,552
4.65%, 07/15/42		800	837,488
4.75%, 03/01/44		800	848,808
5.65%, 06/15/35		111	131,679
6.40%, 05/15/38		206	264,654
6.40%, 03/01/40[a]		216	279,273
6.45%, 03/15/37		200	257,260
6.50%, 11/15/35		511	656,052
6.55%, 07/01/39[a]		264	346,907
6.95%, 08/15/37		500	672,520
7.05%, 03/15/33		161	214,930
Discovery Communications LLC
4.88%, 04/01/43		150	136,836
4.95%, 05/15/42		175	162,433
6.35%, 06/01/40		600	644,400
Grupo Televisa SAB
5.00%, 05/13/45	(Call 11/13/44)[a]	650	611,123
6.13%, 01/31/46	(Call 07/31/45)	400	433,560
6.63%, 01/15/40		350	392,178
Historic TW Inc.
6.63%, 05/15/29		1,100	1,368,202
NBCUniversal Media LLC
4.45%, 01/15/43		840	852,466
5.95%, 04/01/41		525	644,569
6.40%, 04/30/40		750	965,377
TCI Communications Inc.
7.13%, 02/15/28		400	521,764

Security		Principal (000s)	Value
Thomson Reuters Corp.
5.50%, 08/15/35		$150	$164,499
5.65%, 11/23/43	(Call 05/23/43)[a]	186	210,842
5.85%, 04/15/40		350	395,238
Time Warner Cable LLC
4.50%, 09/15/42	(Call 03/15/42)	750	691,530
5.50%, 09/01/41	(Call 03/01/41)	425	439,403
5.88%, 11/15/40	(Call 05/15/40)	790	854,630
6.55%, 05/01/37		300	348,360
6.75%, 06/15/39		750	893,318
7.30%, 07/01/38		900	1,123,794
Time Warner Companies Inc.
6.95%, 01/15/28		51	63,541
Time Warner Entertainment Co. LP
8.38%, 07/15/33		600	808,854
Time Warner Inc.
4.65%, 06/01/44	(Call 12/01/43)	750	708,262
4.85%, 07/15/45	(Call 01/15/45)[a]	700	681,590
4.90%, 06/15/42		268	263,476
5.35%, 12/15/43		400	414,680
5.38%, 10/15/41[a]		250	261,405
6.10%, 07/15/40		175	198,468
6.20%, 03/15/40		164	187,534
6.25%, 03/29/41		200	231,424
6.50%, 11/15/36		300	360,768
7.63%, 04/15/31		250	340,905
Viacom Inc.
4.38%, 03/15/43		600	532,410
4.85%, 12/15/34	(Call 06/15/34)	290	284,539
5.25%, 04/01/44	(Call 10/01/43)	275	273,812
5.85%, 09/01/43	(Call 03/01/43)	500	538,460
6.88%, 04/30/36		600	697,098
Walt Disney Co. (The)
3.00%, 07/30/46		125	105,935
3.70%, 12/01/42		275	263,964
4.13%, 06/01/44		400	410,340
4.38%, 08/16/41		250	265,217
7.00%, 03/01/32		300	418,701
Series E
4.13%, 12/01/41		340	347,259

			42,388,327
METAL FABRICATE & HARDWARE — 0.02%
Precision Castparts Corp.
3.90%, 01/15/43	(Call 07/15/42)	166	163,621

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security		Principal (000s)	Value
4.38%, 06/15/45	(Call 12/15/44)	$11	$11,675

			175,296
MINING — 1.26%
Barrick Gold Corp.
5.25%, 04/01/42		350	386,085
Barrick North America Finance LLC
5.70%, 05/30/41		400	462,620
5.75%, 05/01/43		230	270,404
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39		550	645,238
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42		600	605,664
5.00%, 09/30/43		1,203	1,366,801
Goldcorp Inc.
5.45%, 06/09/44	(Call 12/09/43)	161	174,559
Newmont Mining Corp.
4.88%, 03/15/42	(Call 09/15/41)	315	322,002
5.88%, 04/01/35[a]		251	281,431
6.25%, 10/01/39		600	715,362
Rio Tinto Alcan Inc.
5.75%, 06/01/35		11	12,574
6.13%, 12/15/33		11	12,656
7.25%, 03/15/31		275	338,657
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40		1,000	1,140,070
7.13%, 07/15/28		292	384,006
Rio Tinto Finance USA PLC
4.13%, 08/21/42	(Call 02/21/42)	556	550,257
4.75%, 03/22/42	(Call 09/22/41)[a]	255	276,621
Southern Copper Corp.
5.25%, 11/08/42[a]		700	689,199
5.88%, 04/23/45		800	841,640
6.75%, 04/16/40		500	569,945
7.50%, 07/27/35		300	365,505
Vale Canada Ltd.
7.20%, 09/15/32		100	105,195

			10,516,491
OFFICE & BUSINESS EQUIPMENT — 0.03%
Xerox Corp.
6.75%, 12/15/39		200	212,946

			212,946
OIL & GAS — 6.94%
Anadarko Finance Co.
7.50%, 05/01/31		475	609,496

Security		Principal (000s)	Value
Anadarko Petroleum Corp.
4.50%, 07/15/44	(Call 01/15/44)	$325	$314,090
6.20%, 03/15/40		525	604,732
6.45%, 09/15/36		875	1,034,189
6.60%, 03/15/46	(Call 09/15/45)	550	680,372
Apache Corp.
4.25%, 01/15/44	(Call 07/15/43)	225	213,244
4.75%, 04/15/43	(Call 10/15/42)	930	941,448
5.10%, 09/01/40	(Call 03/01/40)	935	980,815
6.00%, 01/15/37		600	694,962
BP Capital Markets PLC
3.72%, 11/28/28	(Call 08/28/28)[a]	900	928,314
Burlington Resources Finance Co.
7.20%, 08/15/31		350	465,080
7.40%, 12/01/31		300	404,844
Canadian Natural Resources Ltd.
5.85%, 02/01/35		150	163,740
6.25%, 03/15/38[a]		750	851,760
6.45%, 06/30/33		200	227,790
7.20%, 01/15/32		300	367,788
Cenovus Energy Inc.
5.25%, 06/15/37	(Call 12/15/36)[b]	250	243,548
5.40%, 06/15/47	(Call 12/15/46)[b]	1,500	1,469,160
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44		800	862,648
Conoco Funding Co.
7.25%, 10/15/31		300	401,214
ConocoPhillips
5.90%, 10/15/32		13	15,822
6.50%, 02/01/39		950	1,222,488
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36		350	420,350
ConocoPhillips Co.
4.15%, 11/15/34	(Call 05/15/34)	415	417,585
4.30%, 11/15/44	(Call 05/15/44)	725	730,046
5.95%, 03/15/46	(Call 09/15/45)	175	220,379
ConocoPhillips Holding Co.
6.95%, 04/15/29		1,150	1,500,911
Devon Energy Corp.
4.75%, 05/15/42	(Call 11/15/41)	1,225	1,199,728
5.00%, 06/15/45	(Call 12/15/44)	350	355,698
5.60%, 07/15/41	(Call 01/15/41)	375	400,474
7.95%, 04/15/32		80	105,087

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security		Principal (000s)	Value
Devon Financing Co. LLC
7.88%, 09/30/31		$50	$65,574
Ecopetrol SA
5.88%, 05/28/45		800	736,256
7.38%, 09/18/43		550	596,948
Encana Corp.
6.50%, 08/15/34		850	961,919
6.50%, 02/01/38		550	619,476
Eni USA Inc.
7.30%, 11/15/27		205	258,624
EOG Resources Inc.
3.90%, 04/01/35	(Call 10/01/34)	300	290,172
Exxon Mobil Corp.
3.57%, 03/06/45	(Call 09/06/44)	250	239,273
4.11%, 03/01/46	(Call 09/01/45)	1,850	1,935,599
Hess Corp.
5.60%, 02/15/41		500	502,990
5.80%, 04/01/47	(Call 10/01/46)[a]	550	569,014
6.00%, 01/15/40		200	208,074
7.13%, 03/15/33		225	262,865
7.30%, 08/15/31		500	594,945
Kerr-McGee Corp.
7.88%, 09/15/31		14	18,197
Marathon Oil Corp.
5.20%, 06/01/45	(Call 12/01/44)	350	350,735
6.60%, 10/01/37		530	607,210
6.80%, 03/15/32		26	30,037
Marathon Petroleum Corp.
4.75%, 09/15/44	(Call 03/15/44)	450	414,589
5.00%, 09/15/54	(Call 03/15/54)	200	179,246
6.50%, 03/01/41	(Call 09/01/40)[a]	525	592,825
Nexen Energy ULC
6.40%, 05/15/37		600	751,062
7.50%, 07/30/39		400	565,208
7.88%, 03/15/32		160	219,291
Noble Energy Inc.
5.25%, 11/15/43	(Call 05/15/43)	500	526,640
6.00%, 03/01/41	(Call 09/01/40)	700	790,286
Occidental Petroleum Corp.
4.10%, 02/15/47	(Call 08/15/46)[a]	500	489,440
4.40%, 04/15/46	(Call 10/15/45)	975	998,595
4.63%, 06/15/45	(Call 12/15/44)	200	210,286

Security		Principal (000s)	Value
Petro-Canada
5.35%, 07/15/33		$125	$139,153
5.95%, 05/15/35		11	12,957
6.80%, 05/15/38		800	1,042,688
Petroleos Mexicanos
5.50%, 06/27/44		1,150	1,016,059
5.63%, 01/23/46		900	803,772
6.38%, 01/23/45		1,450	1,421,537
6.50%, 06/02/41		1,000	1,005,150
6.63%, 06/15/35		1,755	1,830,360
6.63%, 06/15/38		300	307,440
6.75%, 09/21/47		1,892	1,922,291
Phillips 66
4.65%, 11/15/34	(Call 05/15/34)	550	563,673
4.88%, 11/15/44	(Call 05/15/44)[a]	1,200	1,235,748
5.88%, 05/01/42		215	251,391
Shell International Finance BV
3.75%, 09/12/46		500	466,555
4.00%, 05/10/46[a]		1,400	1,359,288
4.13%, 05/11/35		565	579,995
4.38%, 05/11/45		1,625	1,667,250
4.55%, 08/12/43		1,350	1,420,389
5.50%, 03/25/40		346	411,532
6.38%, 12/15/38[a]		981	1,280,931
Statoil ASA
3.95%, 05/15/43		700	687,043
4.25%, 11/23/41		150	153,038
4.80%, 11/08/43		450	495,130
5.10%, 08/17/40		230	261,087
6.50%, 12/01/28[b]		100	129,313
Suncor Energy Inc.
5.95%, 12/01/34		150	178,796
6.50%, 06/15/38		550	696,899
6.85%, 06/01/39		600	789,144
Tosco Corp.
8.13%, 02/15/30		61	84,943
Valero Energy Corp.
4.90%, 03/15/45[a]		450	452,732
6.63%, 06/15/37[a]		1,000	1,189,110
7.50%, 04/15/32		200	257,282

			57,745,854
OIL & GAS SERVICES — 0.51%
Baker Hughes Inc.
5.13%, 09/15/40		490	549,780

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security		Principal (000s)	Value
Halliburton Co.
4.50%, 11/15/41	(Call 05/15/41)	$350	$346,612
4.75%, 08/01/43	(Call 02/01/43)	735	757,006
4.85%, 11/15/35	(Call 05/15/35)	600	636,612
5.00%, 11/15/45	(Call 05/15/45)	615	657,189
6.70%, 09/15/38		21	26,595
7.45%, 09/15/39		550	750,437
National Oilwell Varco Inc.
3.95%, 12/01/42	(Call 06/01/42)	600	495,588

			4,219,819
PACKAGING & CONTAINERS — 0.10%
Sonoco Products Co.
5.75%, 11/01/40	(Call 05/01/40)	278	321,868
WestRock MWV LLC
7.95%, 02/15/31		11	14,801
8.20%, 01/15/30		355	488,363

			825,032
PHARMACEUTICALS — 4.58%
AbbVie Inc.
4.30%, 05/14/36	(Call 11/14/35)	1,025	1,008,139
4.40%, 11/06/42		1,175	1,140,138
4.45%, 05/14/46	(Call 11/14/45)	850	826,378
4.50%, 05/14/35	(Call 11/14/34)	1,300	1,310,673
4.70%, 05/14/45	(Call 11/14/44)	1,000	1,007,440
Actavis Funding SCS
4.55%, 03/15/35	(Call 09/15/34)	1,930	1,950,921
4.75%, 03/15/45	(Call 09/15/44)	1,030	1,049,786
4.85%, 06/15/44	(Call 12/15/43)	525	537,490
Actavis Inc.
4.63%, 10/01/42	(Call 04/01/42)	300	297,315
AmerisourceBergen Corp.
4.25%, 03/01/45	(Call 09/01/44)[a]	336	331,934
AstraZeneca PLC
4.00%, 09/18/42		450	441,419
4.38%, 11/16/45		550	569,850
6.45%, 09/15/37		1,200	1,578,528
Bristol-Myers Squibb Co.
3.25%, 08/01/42		49	43,407
4.50%, 03/01/44	(Call 09/01/43)[a]	330	354,288
5.88%, 11/15/36		450	565,569
Cardinal Health Inc.
4.50%, 11/15/44	(Call 05/15/44)	200	194,674
4.60%, 03/15/43		475	467,989

Security		Principal (000s)	Value
Eli Lilly & Co.
3.70%, 03/01/45	(Call 09/01/44)	$400	$387,740
5.55%, 03/15/37		166	202,879
Express Scripts Holding Co.
4.80%, 07/15/46	(Call 01/15/46)[a]	400	388,224
6.13%, 11/15/41		350	398,002
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43		405	420,001
5.38%, 04/15/34		200	234,402
6.38%, 05/15/38		1,400	1,857,982
Johnson & Johnson
3.55%, 03/01/36	(Call 09/01/35)	800	799,472
3.70%, 03/01/46	(Call 09/01/45)	1,330	1,321,089
3.75%, 03/03/47	(Call 09/03/46)	500	502,820
4.38%, 12/05/33	(Call 06/05/33)	500	553,485
4.50%, 09/01/40		450	498,825
4.50%, 12/05/43	(Call 06/05/43)	300	333,669
4.85%, 05/15/41		11	12,801
4.95%, 05/15/33		261	306,685
5.85%, 07/15/38		213	278,659
5.95%, 08/15/37		200	263,806
McKesson Corp.
4.88%, 03/15/44	(Call 09/15/43)	550	573,353
6.00%, 03/01/41	(Call 09/01/40)	105	122,613
Mead Johnson Nutrition Co.
4.60%, 06/01/44	(Call 12/01/43)	153	160,656
5.90%, 11/01/39		300	361,080
Merck & Co. Inc.
3.60%, 09/15/42	(Call 03/15/42)	11	10,398
3.70%, 02/10/45	(Call 08/10/44)	1,170	1,128,383
4.15%, 05/18/43		700	722,722
6.50%, 12/01/33		200	264,360
6.55%, 09/15/37		150	200,844
Merck Sharp & Dohme Corp.
5.75%, 11/15/36		500	617,235
5.85%, 06/30/39[a]		11	13,936
5.95%, 12/01/28[a]		350	435,253
Mylan Inc.
5.40%, 11/29/43	(Call 05/29/43)	200	208,504
Mylan NV
5.25%, 06/15/46	(Call 12/15/45)[a]	400	411,916
Novartis Capital Corp.
3.70%, 09/21/42		125	120,776

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security		Principal (000s)	Value
4.00%, 11/20/45	(Call 05/20/45)	$900	$914,481
4.40%, 05/06/44		800	860,416
Perrigo Co. PLC
5.30%, 11/15/43	(Call 05/15/43)	250	259,398
Perrigo Finance Unlimited Co.
4.90%, 12/15/44	(Call 06/15/44)[a]	221	217,504
Pfizer Inc.
4.00%, 12/15/36		60	61,015
4.13%, 12/15/46		530	537,420
4.30%, 06/15/43		371	384,734
4.40%, 05/15/44		806	847,114
5.60%, 09/15/40		100	121,376
7.20%, 03/15/39		1,500	2,153,550
Pharmacia LLC
6.60%, 12/01/28		900	1,173,195
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[a]		400	446,840
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46[a]		810	701,177
Wyeth LLC
5.95%, 04/01/37		850	1,069,691
6.00%, 02/15/36		21	26,066
6.50%, 02/01/34		43	55,787
Zoetis Inc.
4.70%, 02/01/43	(Call 08/01/42)	490	510,026

			38,128,298
PIPELINES — 3.79%
Boardwalk Pipelines LP
4.45%, 07/15/27	(Call 04/15/27)	380	388,330
Buckeye Partners LP
5.60%, 10/15/44	(Call 04/15/44)	100	104,201
5.85%, 11/15/43	(Call 05/15/43)	250	265,600
Columbia Pipeline Group Inc.
5.80%, 06/01/45	(Call 12/01/44)[a]	175	205,462
Enable Midstream Partners LP
5.00%, 05/15/44	(Call 11/15/43)	125	115,040
Enbridge Energy Partners LP
5.50%, 09/15/40	(Call 03/15/40)	200	204,960
Series B
7.50%, 04/15/38		300	374,511

Security		Principal (000s)	Value
Enbridge Inc.
4.50%, 06/10/44	(Call 12/10/43)	$200	$191,468
5.50%, 12/01/46	(Call 05/29/46)	250	274,700
Energy Transfer Partners LP
4.90%, 03/15/35	(Call 09/15/34)	220	213,169
5.15%, 02/01/43	(Call 08/01/42)	255	244,963
5.15%, 03/15/45	(Call 09/15/44)	550	529,892
5.30%, 04/15/47	(Call 10/15/46)	500	494,355
6.05%, 06/01/41	(Call 12/01/40)	50	53,080
6.13%, 12/15/45	(Call 06/15/45)	350	380,121
6.50%, 02/01/42	(Call 08/01/41)	775	854,003
6.63%, 10/15/36		135	152,794
7.50%, 07/01/38		511	619,358
EnLink Midstream Partners LP
5.05%, 04/01/45	(Call 10/01/44)	250	235,865
5.60%, 04/01/44	(Call 10/01/43)	100	101,163
Enterprise Products Operating LLC
4.45%, 02/15/43	(Call 08/15/42)	625	610,344
4.85%, 08/15/42	(Call 02/15/42)	225	230,233
4.85%, 03/15/44	(Call 09/15/43)	900	928,593
4.90%, 05/15/46	(Call 11/15/45)	350	365,662
4.95%, 10/15/54	(Call 04/15/54)	400	404,536
5.10%, 02/15/45	(Call 08/15/44)	500	534,015
5.70%, 02/15/42		470	540,415
5.95%, 02/01/41		298	346,577
6.13%, 10/15/39		145	170,980
7.55%, 04/15/38		212	281,235
Series D
6.88%, 03/01/33		200	247,900
Series H
6.65%, 10/15/34		111	136,471
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	(Call 05/01/42)	215	202,577
5.00%, 08/15/42	(Call 02/15/42)	250	242,480
5.00%, 03/01/43	(Call 09/01/42)	100	97,418
5.40%, 09/01/44	(Call 03/01/44)	210	212,514
5.50%, 03/01/44	(Call 09/01/43)	300	308,583
5.80%, 03/15/35		775	824,809
6.38%, 03/01/41		230	256,144
6.55%, 09/15/40		100	113,566
6.95%, 01/15/38		800	949,152
7.30%, 08/15/33		11	13,090
7.40%, 03/15/31		118	142,006

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security		Principal (000s)	Value
7.50%, 11/15/40		$350	$432,806
7.75%, 03/15/32		100	127,600
Kinder Morgan Inc./DE
5.05%, 02/15/46	(Call 08/15/45)	425	423,066
5.30%, 12/01/34	(Call 06/01/34)	1,450	1,485,699
5.55%, 06/01/45	(Call 12/01/44)	1,425	1,508,277
7.75%, 01/15/32		75	94,946
Magellan Midstream Partners LP
4.25%, 09/15/46	(Call 03/15/46)[a]	250	239,443
5.15%, 10/15/43	(Call 04/15/43)	250	268,783
MPLX LP
5.20%, 03/01/47	(Call 09/01/46)	500	511,920
ONEOK Partners LP
6.13%, 02/01/41	(Call 08/01/40)	350	394,054
6.20%, 09/15/43	(Call 03/15/43)	25	28,567
6.65%, 10/01/36		400	471,712
6.85%, 10/15/37		300	359,256
Phillips 66 Partners LP
4.90%, 10/01/46	(Call 04/01/46)	450	439,808
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44	(Call 12/15/43)	400	371,560
4.90%, 02/15/45	(Call 08/15/44)	300	288,342
5.15%, 06/01/42	(Call 12/01/41)	400	391,388
6.65%, 01/15/37		350	396,249
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	(Call 09/15/27)[a,b]	605	605,799
Spectra Energy Partners LP
4.50%, 03/15/45	(Call 09/15/44)	285	275,279
5.95%, 09/25/43	(Call 03/25/43)	241	277,198
Sunoco Logistics Partners Operations LP
4.95%, 01/15/43	(Call 07/15/42)	750	700,508
5.30%, 04/01/44	(Call 10/01/43)	250	247,482
6.10%, 02/15/42		175	185,782
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28		275	328,743
Texas Eastern Transmission LP
7.00%, 07/15/32		250	317,720
TransCanada PipeLines Ltd.
4.63%, 03/01/34	(Call 12/01/33)[a]	740	788,914
5.00%, 10/16/43	(Call 04/16/43)[a]	310	345,188
5.60%, 03/31/34		300	346,032

Security		Principal (000s)	Value
5.85%, 03/15/36		$100	$119,591
6.10%, 06/01/40		174	215,830
6.20%, 10/15/37		425	527,599
7.25%, 08/15/38		400	546,740
7.63%, 01/15/39		600	855,852
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42	(Call 02/01/42)	400	375,400
5.40%, 08/15/41	(Call 02/15/41)	26	27,741
Western Gas Partners LP
5.45%, 04/01/44	(Call 10/01/43)	300	309,750
Williams Partners LP
4.90%, 01/15/45	(Call 07/15/44)	525	518,049
5.10%, 09/15/45	(Call 03/15/45)	200	204,132
5.40%, 03/04/44	(Call 09/04/43)	600	626,466
5.80%, 11/15/43	(Call 05/15/43)	50	54,426
6.30%, 04/15/40		335	383,977

			31,580,009
REAL ESTATE INVESTMENT TRUSTS — 0.62%
Alexandria Real Estate Equities Inc.
3.95%, 01/15/28	(Call 10/15/27)	500	504,675
AvalonBay Communities Inc.
3.90%, 10/15/46	(Call 04/15/46)	200	189,204
ERP Operating LP
4.50%, 07/01/44	(Call 01/01/44)	540	556,130
Federal Realty Investment Trust
4.50%, 12/01/44	(Call 06/01/44)	267	273,787
HCP Inc.
6.75%, 02/01/41	(Call 08/01/40)	155	192,198
Kilroy Realty LP
4.25%, 08/15/29	(Call 05/15/29)	14	14,223
Kimco Realty Corp.
4.25%, 04/01/45	(Call 10/01/44)	200	188,058
Realty Income Corp.
4.65%, 03/15/47	(Call 09/15/46)	250	256,645
Regency Centers LP
4.40%, 02/01/47	(Call 08/01/46)	250	249,263
Simon Property Group LP
4.25%, 10/01/44	(Call 04/01/44)	14	13,648
4.25%, 11/30/46	(Call 05/30/46)	30	29,191
4.75%, 03/15/42	(Call 09/15/41)[a]	280	291,399
6.75%, 02/01/40	(Call 11/01/39)	750	978,727

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security		Principal (000s)	Value
Ventas Realty LP
4.38%, 02/01/45	(Call 08/01/44)	$297	$284,719
5.70%, 09/30/43	(Call 03/30/43)	11	12,540
Welltower Inc.
6.50%, 03/15/41	(Call 09/15/40)	225	276,817
Weyerhaeuser Co.
6.95%, 10/01/27		200	245,144
7.38%, 03/15/32		450	602,420

			5,158,788
RETAIL — 4.00%
Bed Bath & Beyond Inc.
4.92%, 08/01/34	(Call 02/01/34)	200	188,784
5.17%, 08/01/44	(Call 02/01/44)	400	356,936
CVS Health Corp.
4.88%, 07/20/35	(Call 01/20/35)	700	762,426
5.13%, 07/20/45	(Call 01/20/45)	2,055	2,303,449
5.30%, 12/05/43	(Call 06/05/43)	18	20,340
Darden Restaurants Inc.
6.80%, 10/15/37		149	185,813
Home Depot Inc. (The)
3.50%, 09/15/56	(Call 03/15/56)	640	569,395
4.20%, 04/01/43	(Call 10/01/42)	146	151,796
4.25%, 04/01/46	(Call 10/01/45)	825	868,931
4.40%, 03/15/45	(Call 09/15/44)	550	589,248
4.88%, 02/15/44	(Call 08/15/43)	525	600,469
5.40%, 09/15/40	(Call 03/15/40)	21	25,429
5.88%, 12/16/36		1,350	1,722,722
5.95%, 04/01/41	(Call 10/01/40)	700	898,065
Kohl’s Corp.
5.55%, 07/17/45	(Call 01/17/45)	200	179,904
Lowe’s Companies Inc.
3.70%, 04/15/46	(Call 10/15/45)	750	707,512
4.05%, 05/03/47	(Call 11/03/46)	1,000	997,120
4.25%, 09/15/44	(Call 03/15/44)	300	307,272
4.38%, 09/15/45	(Call 03/15/45)	500	521,810
4.65%, 04/15/42	(Call 10/15/41)	300	324,822
5.00%, 09/15/43	(Call 03/15/43)	500	592,635
5.50%, 10/15/35		11	13,487
5.80%, 10/15/36		16	20,343
5.80%, 04/15/40	(Call 10/15/39)	300	384,486
6.65%, 09/15/37[a]		100	139,657
6.88%, 02/15/28		450	605,551

Security		Principal (000s)	Value
Macy’s Retail Holdings Inc.
4.50%, 12/15/34	(Call 06/15/34)	$107	$92,793
6.38%, 03/15/37		150	154,290
6.70%, 07/15/34		200	208,152
6.90%, 04/01/29		500	539,215
McDonald’s Corp.
3.63%, 05/01/43		11	9,841
3.70%, 02/15/42		350	317,695
4.45%, 03/01/47	(Call 09/01/46)	25	25,440
4.60%, 05/26/45	(Call 11/26/44)[a]	300	310,392
4.70%, 12/09/35	(Call 06/09/35)	1,025	1,094,044
4.88%, 07/15/40		6	6,409
4.88%, 12/09/45	(Call 06/09/45)	800	861,904
5.70%, 02/01/39		275	321,978
6.30%, 10/15/37		300	377,493
6.30%, 03/01/38		225	283,059
Nordstrom Inc.
5.00%, 01/15/44	(Call 07/15/43)	332	316,559
6.95%, 03/15/28		175	213,479
QVC Inc.
5.45%, 08/15/34	(Call 02/15/34)[a]	250	231,038
Starbucks Corp.
4.30%, 06/15/45	(Call 12/15/44)	197	210,345
Target Corp.
3.63%, 04/15/46[a]		930	849,694
4.00%, 07/01/42		900	881,505
6.35%, 11/01/32		282	362,029
Wal-Mart Stores Inc.
4.00%, 04/11/43	(Call 10/11/42)	900	909,576
4.30%, 04/22/44	(Call 10/22/43)[a]	600	637,620
4.75%, 10/02/43	(Call 04/02/43)[a]	566	638,307
4.88%, 07/08/40		168	190,534
5.00%, 10/25/40[a]		348	402,288
5.25%, 09/01/35		1,350	1,621,472
5.63%, 04/01/40		216	267,898
5.63%, 04/15/41		300	373,275
6.20%, 04/15/38		1,970	2,585,763
6.50%, 08/15/37		1,300	1,754,311
7.55%, 02/15/30		533	774,545
Walgreen Co.
4.40%, 09/15/42		125	121,294
Walgreens Boots Alliance Inc.
4.50%, 11/18/34	(Call 05/18/34)	150	151,561
4.65%, 06/01/46	(Call 12/01/45)	350	353,689

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security		Principal (000s)	Value
4.80%, 11/18/44	(Call 05/18/44)	$800	$822,928

			33,310,817
SEMICONDUCTORS — 0.73%
Analog Devices Inc.
5.30%, 12/15/45	(Call 06/15/45)[a]	250	279,875
Applied Materials Inc.
4.35%, 04/01/47	(Call 10/01/46)	95	97,712
5.10%, 10/01/35	(Call 04/01/35)	350	399,297
5.85%, 06/15/41		250	305,393
Intel Corp.
4.00%, 12/15/32[a]		386	409,944
4.10%, 05/19/46	(Call 11/19/45)	450	453,037
4.25%, 12/15/42		371	383,540
4.80%, 10/01/41		885	990,545
4.90%, 07/29/45	(Call 01/29/45)	1,250	1,415,300
QUALCOMM Inc.
4.65%, 05/20/35	(Call 11/20/34)	350	369,043
4.80%, 05/20/45	(Call 11/20/44)	950	997,548

			6,101,234
SOFTWARE — 2.91%
Fidelity National Information Services Inc.
4.50%, 08/15/46	(Call 02/15/46)	250	245,125
Microsoft Corp.
3.45%, 08/08/36	(Call 02/08/36)	1,550	1,493,595
3.50%, 02/12/35	(Call 08/12/34)	950	924,597
3.50%, 11/15/42		350	327,744
3.70%, 08/08/46	(Call 02/08/46)	2,305	2,196,089
3.75%, 05/01/43	(Call 11/01/42)	400	385,856
3.75%, 02/12/45	(Call 08/12/44)	428	411,055
3.95%, 08/08/56	(Call 02/08/56)	500	473,980
4.00%, 02/12/55	(Call 08/12/54)	1,175	1,130,362
4.10%, 02/06/37	(Call 08/06/36)	280	291,822
4.20%, 11/03/35	(Call 05/03/35)	400	422,704
4.45%, 11/03/45	(Call 05/03/45)[a]	1,350	1,441,003
4.50%, 10/01/40		404	438,926
4.50%, 02/06/57	(Call 08/06/56)	1,500	1,562,625
4.75%, 11/03/55	(Call 05/03/55)	1,000	1,084,410
4.88%, 12/15/43	(Call 06/15/43)[a]	354	401,323
5.20%, 06/01/39		322	381,840
5.30%, 02/08/41[a]		919	1,107,873
Series 30Y
4.25%, 02/06/47	(Call 08/06/46)	550	571,499

Security		Principal (000s)	Value
Oracle Corp.
3.25%, 05/15/30	(Call 02/15/30)[a]	$300	$302,214
3.85%, 07/15/36	(Call 01/15/36)	850	845,665
3.90%, 05/15/35	(Call 11/15/34)	1,072	1,078,003
4.00%, 07/15/46	(Call 01/15/46)[a]	1,475	1,441,606
4.13%, 05/15/45	(Call 11/15/44)	1,050	1,045,296
4.30%, 07/08/34	(Call 01/08/34)	900	947,385
4.38%, 05/15/55	(Call 11/15/54)	354	354,998
4.50%, 07/08/44	(Call 01/08/44)	650	684,483
5.38%, 07/15/40		994	1,172,652
6.13%, 07/08/39		725	930,305
6.50%, 04/15/38		65	86,737

			24,181,772
TELECOMMUNICATIONS — 7.44%
America Movil SAB de CV
4.38%, 07/16/42[a]		643	626,436
6.13%, 11/15/37[a]		125	146,839
6.13%, 03/30/40		1,450	1,725,413
6.38%, 03/01/35		265	318,607
AT&T Corp.
8.25%, 11/15/31		501	698,599
AT&T Inc.
4.30%, 12/15/42	(Call 06/15/42)	1,300	1,163,695
4.35%, 06/15/45	(Call 12/15/44)	829	734,685
4.50%, 05/15/35	(Call 11/15/34)	1,675	1,582,389
4.50%, 03/09/48	(Call 09/09/47)	2,486	2,240,607
4.55%, 03/09/49	(Call 09/09/48)	1,131	1,020,580
4.75%, 05/15/46	(Call 11/15/45)	1,775	1,660,850
4.80%, 06/15/44	(Call 12/15/43)	1,700	1,613,198
5.15%, 03/15/42		866	860,536
5.25%, 03/01/37	(Call 09/01/36)	500	512,235
5.35%, 09/01/40		657	676,309
5.45%, 03/01/47	(Call 09/01/46)[a]	1,250	1,290,225
5.65%, 02/15/47	(Call 08/15/46)	1,000	1,055,480
5.70%, 03/01/57	(Call 09/01/56)[a]	500	528,700
6.00%, 08/15/40	(Call 05/15/40)	319	351,669
6.30%, 01/15/38[a]		658	755,022
6.35%, 03/15/40		325	372,252
6.38%, 03/01/41		500	576,075
6.50%, 09/01/37		376	440,958
AT&T Mobility LLC
7.13%, 12/15/31[a]		650	821,574
BellSouth Telecommunications LLC
6.38%, 06/01/28[a]		200	230,222

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security		Principal (000s)	Value
British Telecommunications PLC
9.13%, 12/15/30		$1,116	$1,681,221
Cisco Systems Inc.
5.50%, 01/15/40		1,075	1,331,302
5.90%, 02/15/39		700	900,977
Deutsche Telekom International Finance BV
8.75%, 06/15/30		1,579	2,329,262
9.25%, 06/01/32		219	344,415
Juniper Networks Inc.
5.95%, 03/15/41		200	217,678
Koninklijke KPN NV
8.38%, 10/01/30		501	687,507
Motorola Solutions Inc.
5.50%, 09/01/44		400	391,028
New Cingular Wireless Services Inc.
8.75%, 03/01/31		500	710,150
Orange SA
5.38%, 01/13/42		350	397,621
5.50%, 02/06/44	(Call 08/06/43)[a]	520	604,963
9.00%, 03/01/31		1,280	1,911,718
Qwest Corp.
6.88%, 09/15/33	(Call 05/30/17)[a]	510	508,531
Rogers Communications Inc.
4.50%, 03/15/43	(Call 09/15/42)[a]	150	150,986
5.00%, 03/15/44	(Call 09/15/43)	550	598,664
5.45%, 10/01/43	(Call 04/01/43)	21	24,045
7.50%, 08/15/38		400	535,716
Telefonica Emisiones SAU
5.21%, 03/08/47		1,250	1,292,850
7.05%, 06/20/36		1,175	1,473,920
Telefonica Europe BV
8.25%, 09/15/30		250	345,462
Verizon Communications Inc.
3.85%, 11/01/42	(Call 05/01/42)	725	608,514
4.13%, 08/15/46		195	169,289
4.27%, 01/15/36		1,250	1,169,413
4.40%, 11/01/34	(Call 05/01/34)	1,850	1,768,304
4.52%, 09/15/48		2,500	2,298,050
4.67%, 03/15/55		2,400	2,198,016
4.75%, 11/01/41		515	494,163
4.81%, 03/15/39[b]		1,078	1,058,639
4.86%, 08/21/46		2,590	2,512,714

Security		Principal (000s)	Value
5.01%, 04/15/49[b]		$2,650	$2,597,928
5.01%, 08/21/54		2,600	2,522,338
5.05%, 03/15/34	(Call 12/15/33)	901	922,038
5.50%, 03/16/47[a]		600	635,268
6.55%, 09/15/43		1,800	2,213,730
Vodafone Group PLC
4.38%, 02/19/43		650	603,668
6.15%, 02/27/37		800	924,664
6.25%, 11/30/32		325	384,543
7.88%, 02/15/30[a]		302	405,559

			61,928,009
TOYS, GAMES & HOBBIES — 0.09%
Hasbro Inc.
5.10%, 05/15/44	(Call 11/15/43)	151	154,995
6.35%, 03/15/40		295	349,758
Mattel Inc.
5.45%, 11/01/41	(Call 05/01/41)	250	257,408

			762,161
TRANSPORTATION — 2.88%
Burlington Northern Santa Fe LLC
3.90%, 08/01/46	(Call 02/01/46)	415	408,323
4.15%, 04/01/45	(Call 10/01/44)	700	711,886
4.38%, 09/01/42	(Call 03/01/42)	287	299,691
4.40%, 03/15/42	(Call 09/15/41)	523	548,203
4.45%, 03/15/43	(Call 09/15/42)	11	11,681
4.55%, 09/01/44	(Call 03/01/44)	635	678,745
4.70%, 09/01/45	(Call 03/01/45)	275	302,649
4.90%, 04/01/44	(Call 10/01/43)	600	674,196
4.95%, 09/15/41	(Call 03/15/41)	114	127,908
5.05%, 03/01/41	(Call 09/01/40)	56	63,862
5.15%, 09/01/43	(Call 03/01/43)	173	200,910
5.40%, 06/01/41	(Call 12/01/40)	450	534,038
5.75%, 05/01/40	(Call 11/01/39)	366	449,997
6.15%, 05/01/37		261	336,027
6.20%, 08/15/36		350	445,918
Canadian National Railway Co.
3.20%, 08/02/46	(Call 02/02/46)[a]	275	245,569
6.20%, 06/01/36		250	324,782
6.25%, 08/01/34		111	143,845
6.38%, 11/15/37		200	267,840
6.90%, 07/15/28		350	468,160
Canadian Pacific Railway Co.
4.80%, 09/15/35	(Call 03/15/35)	197	215,228

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security		Principal (000s)	Value
4.80%, 08/01/45	(Call 02/01/45)	$100	$110,189
5.95%, 05/15/37		16	19,401
6.13%, 09/15/15	(Call 03/15/15)	200	243,812
7.13%, 10/15/31		700	957,453
CSX Corp.
3.95%, 05/01/50	(Call 11/01/49)	330	307,854
4.10%, 03/15/44	(Call 09/15/43)	525	515,471
4.25%, 11/01/66	(Call 05/01/66)	550	518,227
4.40%, 03/01/43	(Call 09/01/42)	200	205,246
4.50%, 08/01/54	(Call 02/01/54)	400	401,836
4.75%, 05/30/42	(Call 11/30/41)	400	428,640
5.50%, 04/15/41	(Call 10/15/40)	70	81,439
6.00%, 10/01/36		450	552,866
6.15%, 05/01/37[a]		105	130,404
6.22%, 04/30/40		105	132,822
FedEx Corp.
3.88%, 08/01/42[a]		309	283,538
3.90%, 02/01/35[a]		800	776,264
4.10%, 04/15/43		152	144,251
4.10%, 02/01/45		200	188,380
4.55%, 04/01/46	(Call 10/01/45)	1,200	1,212,828
4.75%, 11/15/45	(Call 05/15/45)	510	530,359
4.90%, 01/15/34		338	368,200
5.10%, 01/15/44		275	298,031
Kansas City Southern
4.30%, 05/15/43	(Call 11/15/42)	100	96,350
4.95%, 08/15/45	(Call 02/15/45)	350	360,290
Norfolk Southern Corp.
3.95%, 10/01/42	(Call 04/01/42)	40	38,916
4.45%, 06/15/45	(Call 12/15/44)	441	462,988
4.65%, 01/15/46	(Call 07/15/45)	400	431,836
4.80%, 08/15/43	(Call 02/15/43)	700	767,298
4.84%, 10/01/41		479	526,411
6.00%, 03/15/05		11	12,788
6.00%, 05/23/11		350	407,190
Union Pacific Corp.
3.35%, 08/15/46	(Call 02/15/46)[a]	150	135,309
3.38%, 02/01/35	(Call 08/01/34)	450	436,865
3.88%, 02/01/55	(Call 08/01/54)	450	425,858
4.00%, 04/15/47	(Call 10/15/46)	350	350,231
4.05%, 11/15/45	(Call 05/15/45)	300	301,341
4.05%, 03/01/46	(Call 09/01/45)	350	352,097
4.15%, 01/15/45	(Call 07/15/44)[a]	75	76,471

Security		Principal (000s)	Value
4.30%, 06/15/42	(Call 12/15/41)	$550	$572,841
4.38%, 11/15/65	(Call 05/15/65)[a]	6	6,115
4.75%, 09/15/41	(Call 03/15/41)	8	8,788
4.82%, 02/01/44	(Call 08/01/43)	370	412,539
6.63%, 02/01/29[a]		307	402,658
United Parcel Service Inc.
3.40%, 11/15/46	(Call 05/15/46)[a]	110	101,659
3.63%, 10/01/42		105	100,464
4.88%, 11/15/40	(Call 05/15/40)	330	375,946
6.20%, 01/15/38		700	920,451

			23,950,669
TRUCKING & LEASING — 0.02%
GATX Corp.
5.20%, 03/15/44	(Call 09/15/43)	200	207,500

			207,500
WATER — 0.18%
American Water Capital Corp.
4.00%, 12/01/46	(Call 06/01/46)	95	96,710
4.30%, 12/01/42	(Call 06/01/42)[a]	16	16,810
4.30%, 09/01/45	(Call 03/01/45)[a]	500	523,785
6.59%, 10/15/37		239	322,220
United Utilities PLC
6.88%, 08/15/28		200	236,080
Veolia Environnement SA
6.75%, 06/01/38		225	279,562

			1,475,167

TOTAL CORPORATE BONDS & NOTES
(Cost: $725,479,548)			717,697,816

FOREIGN GOVERNMENT OBLIGATIONS[d] — 5.55%

CANADA — 0.15%
Province of Quebec Canada
7.50%, 09/15/29		850	1,221,101

			1,221,101
CHILE — 0.08%
Chile Government International Bond
3.63%, 10/30/42[a]		700	692,076

			692,076
COLOMBIA — 0.75%
Colombia Government International Bond
5.00%, 06/15/45	(Call 12/15/44)[a]	1,400	1,421,812

SCHEDULE OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security		Principal (000s)	Value
5.63%, 02/26/44	(Call 08/26/43)	$2,000	$2,193,040
6.13%, 01/18/41[a]		1,000	1,153,760
7.38%, 09/18/37		800	1,028,408
10.38%, 01/28/33		300	452,034

			6,249,054
HUNGARY — 0.12%
Hungary Government International Bond
7.63%, 03/29/41[a]		700	1,036,896

			1,036,896
ISRAEL — 0.10%
Israel Government International Bond
4.50%, 01/30/43		800	838,488

			838,488
ITALY — 0.14%
Republic of Italy Government International Bond
5.38%, 06/15/33		1,021	1,131,789

			1,131,789
MEXICO — 1.42%
Mexico Government International Bond
4.35%, 01/15/47		900	835,317
4.60%, 01/23/46		1,400	1,352,890
4.75%, 03/08/44		2,150	2,116,632
5.55%, 01/21/45		1,200	1,319,160
5.75%, 10/12/49		1,730	1,759,514
6.05%, 01/11/40		1,300	1,504,919
6.75%, 09/27/34		875	1,096,847
7.50%, 04/08/33		477	633,413
8.30%, 08/15/31		800	1,171,808

			11,790,500
PANAMA — 0.41%
Panama Government International Bond
6.70%, 01/26/36[a]		1,430	1,845,572
8.88%, 09/30/27		500	712,010
9.38%, 04/01/29		600	891,126

			3,448,708
PERU — 0.55%
Peruvian Government International Bond
4.13%, 08/25/27[a]		900	975,825

Security	Principal (000s)	Value
5.63%, 11/18/50[a]	$1,175	$1,422,079
6.55%, 03/14/37	400	524,448
8.75%, 11/21/33[a]	1,100	1,682,296

		4,604,648
PHILIPPINES — 1.03%
Philippine Government International Bond
3.70%, 02/02/42	1,000	997,660
3.95%, 01/20/40[a]	1,400	1,444,660
5.00%, 01/13/37	1,000	1,174,890
6.38%, 01/15/32	700	909,041
6.38%, 10/23/34	1,200	1,603,272
7.75%, 01/14/31	1,200	1,717,920
9.50%, 02/02/30[a]	450	715,734

		8,563,177
SOUTH KOREA — 0.07%
Korea International Bond
4.13%, 06/10/44[a]	500	579,280

		579,280
SUPRANATIONAL — 0.25%
Asian Development Bank
5.82%, 06/16/28	310	387,007
European Investment Bank
4.88%, 02/15/36	500	630,840
Inter-American Development Bank
3.20%, 08/07/42	200	196,334
3.88%, 10/28/41	250	274,565
4.38%, 01/24/44	300	353,943
International Bank for Reconstruction & Development
4.75%, 02/15/35	220	272,184

		2,114,873
URUGUAY — 0.48%
Uruguay Government International Bond
4.13%, 11/20/45	300	270,807
4.38%, 10/27/27[a]	1,100	1,155,308
5.10%, 06/18/50[a]	1,750	1,735,108
7.63%, 03/21/36[a]	600	792,342

		3,953,565

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $47,339,609)		46,224,155

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 6.03%

CALIFORNIA — 2.11%
Alameda County Joint Powers Authority RB BAB
7.05%, 12/01/44	$135	$189,545
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	450	622,625
Series S-1
7.04%, 04/01/50	700	1,014,951
Series S-3
6.91%, 10/01/50	100	144,781
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	320	460,381
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	250	316,445
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	300	440,706
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	300	373,734
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	250	363,905
Los Angeles Department of Water & Power System Revenue RB
Series A
6.60%, 07/01/50	450	643,325
Series D
6.57%, 07/01/45	200	281,834
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	800	992,992
6.76%, 07/01/34	450	608,252
Regents of the University of California Medical Center Pooled Revenue RB BAB
6.55%, 05/15/48	550	725,967

Security		Principal (000s)	Value
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48		$200	$259,886
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49		300	399,270
State of California GO BAB
7.30%, 10/01/39		845	1,193,030
7.35%, 11/01/39		550	780,554
7.50%, 04/01/34		1,400	1,975,624
7.55%, 04/01/39		1,550	2,284,762
7.60%, 11/01/40		550	822,822
7.63%, 03/01/40		300	442,800
7.95%, 03/01/36	(Call 03/01/20)	750	865,012
University of California RB Series AD
4.86%, 05/15/12		600	597,792
University of California RB BAB
5.77%, 05/15/43		200	248,836
5.95%, 05/15/45		400	501,336

			17,551,167
CONNECTICUT — 0.03%
State of Connecticut GO Series A
5.85%, 03/15/32		200	243,110

			243,110
DISTRICT OF COLUMBIA — 0.02%
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14		200	201,420

			201,420
GEORGIA — 0.14%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57		350	410,354
Project P, Series 2010A
7.06%, 04/01/57		700	759,892

			1,170,246

SCHEDULE OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security	Principal (000s)	Value
ILLINOIS — 0.71%
Chicago Transit Authority RB
Series A
6.90%, 12/01/40	$600	$748,770
Series B
6.90%, 12/01/40	225	282,830
Chicago Transit Authority RB BAB Series B
6.20%, 12/01/40	120	141,301
County of Cook IL GO BAB
6.23%, 11/15/34	200	234,762
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	400	507,340
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	500	606,245
State of Illinois GO
5.10%, 06/01/33	3,400	3,055,376
State of Illinois GO BAB Series 3
6.73%, 04/01/35	300	308,019

		5,884,643
KANSAS — 0.04%
State of Kansas Department of Transportation RB BAB
4.60%, 09/01/35	300	337,137

		337,137
KENTUCKY — 0.02%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	145	187,774

		187,774
MARYLAND — 0.03%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	200	251,798

		251,798
MASSACHUSETTS — 0.24%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	240	280,670

Security		Principal (000s)	Value
Series E
5.46%, 12/01/39		$695	$857,644
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB Series A
5.73%, 06/01/40		350	439,009
Massachusetts School Building Authority RB BAB Series B
5.72%, 08/15/39		300	382,509

			1,959,832
NEVADA — 0.02%
County of Clark Department of Aviation RB BAB Series C
6.82%, 07/01/45		120	171,233

			171,233
NEW JERSEY — 0.49%
New Jersey Economic Development Authority RB Series A
7.43%, 02/15/29	(NPFGC)	675	815,197
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41		875	1,224,974
Series F
7.41%, 01/01/40		750	1,083,690
New Jersey Transportation Trust Fund Authority RB BAB Series C
5.75%, 12/15/28		700	736,932
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40		200	238,542

			4,099,335
NEW YORK — 0.93%
City of New York NY GO BAB
6.27%, 12/01/37		325	426,549
Series C-1
5.52%, 10/01/37		185	226,475
Metropolitan Transportation Authority RB BAB
6.09%, 11/15/40		250	318,455

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security		Principal (000s)	Value
Series 2010-A
6.67%, 11/15/39		$225	$301,577
Series A
5.87%, 11/15/39		350	429,744
Series B
6.65%, 11/15/39		250	332,112
Series E
6.81%, 11/15/40		200	271,062
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37		200	246,642
5.57%, 11/01/38		250	307,068
New York City Water & Sewer System RB BAB
5.44%, 06/15/43		350	438,662
5.75%, 06/15/41		275	352,767
5.88%, 06/15/44		300	397,755
6.01%, 06/15/42		200	265,244
New York State Dormitory Authority RB BAB
5.63%, 03/15/39		350	424,676
Port Authority of New York & New Jersey RB
4.46%, 10/01/62		835	862,839
4.93%, 10/01/51		900	1,011,852
Series 182
5.31%, 08/01/46	(Call 08/01/24)	700	761,901
Series 192
4.81%, 10/15/65		300	331,872

			7,707,252
OHIO — 0.28%
American Municipal Power Inc. RB BAB
8.08%, 02/15/50		600	928,770
Ohio State University (The) RB
Series A
3.80%, 12/01/46		500	491,000
4.80%, 06/01/11		200	199,336
Ohio State University (The) RB BAB
4.91%, 06/01/40		200	234,678

Security		Principal (000s)	Value
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB
4.88%, 12/01/34		$400	$456,028

			2,309,812
OREGON — 0.13%
Oregon School Boards Association GOL
Series B
5.55%, 06/30/28	(NPFGC)	250	294,475
5.68%, 06/30/28	(NPFGC)	500	596,610
State of Oregon Department of Transportation RB BAB Series 2010-A
5.83%, 11/15/34		175	225,836

			1,116,921
PENNSYLVANIA — 0.06%
Commonwealth Financing Authority RB Series A
4.14%, 06/01/38		500	490,510

			490,510
TEXAS — 0.68%
City of Houston TX GOL Series A
6.29%, 03/01/32		390	464,080
City of San Antonio TX Electric & Gas Systems Revenue RB
4.43%, 02/01/42		250	275,098
5.81%, 02/01/41		400	505,772
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44		425	553,890
Dallas Convention Center Hotel Development Corp. RB BAB
7.09%, 01/01/42		250	330,237
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44		250	307,135
Dallas Independent School District GO BAB
6.45%, 02/15/35	(Call 02/15/21) (PSF)	550	627,891

SCHEDULE OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Security		Principal or Shares (000s)	Value
North Texas Tollway Authority RB BAB
6.72%, 01/01/49		$200	$286,468
State of Texas GO BAB
5.52%, 04/01/39		575	716,812
Series A
4.68%, 04/01/40		200	227,526
Texas Transportation Commission State Highway Fund RB BAB Series B
5.18%, 04/01/30		825	975,612
University of Texas System (The) RB BAB Series B
6.28%, 08/15/41	(Call 08/15/19)	370	404,906

			5,675,427
WASHINGTON — 0.10%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39		150	189,304
State of Washington GO BAB Series F
5.14%, 08/01/40		500	605,805

			795,109

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $50,992,355)			50,152,726

SHORT-TERM INVESTMENTS — 9.22%

MONEY MARKET FUNDS — 9.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[e,f,g]		68,156	68,183,755
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[e,f]		8,548	8,548,204

			76,731,959

TOTAL SHORT-TERM INVESTMENTS
(Cost: $76,708,541)			76,731,959

Value
TOTAL INVESTMENTS IN SECURITIES — 107.04%
(Cost: $900,520,053)	$890,806,656
Other Assets, Less Liabilities — (7.04)%	(58,559,938)

NET ASSETS — 100.00%	$832,246,718

BAB  —  Build America Bond

GO  —  General Obligation

GOL  —  General Obligation Limited

PSF  —  Permanent School Fund

RB  —  Revenue Bond

VRN  —  Variable Rate Note

Insured by:

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Investments are denominated in U.S. dollars.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$717,697,816	$—	$717,697,816
Foreign government obligations	—	46,224,155	—	46,224,155
Municipal debt obligations	—	50,152,726	—	50,152,726
Money market funds	76,731,959	—	—	76,731,959

Total	$76,731,959	$814,074,697	$—	$890,806,656

SCHEDULE OF INVESTMENTS	51

Statement of Assets and Liabilities (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

April 30, 2017

ASSETS
Investments, at cost:
Unaffiliated	$823,811,512
Affiliated	76,708,541

Total cost of investments	$900,520,053

Investments in securities, at fair value (including securities on loana):
Unaffiliated	$814,074,697
Affiliated	76,731,959

Total fair value of investments	890,806,656
Receivables:
Investment securities sold	5,008,464
Due from custodian	598,902
Dividends and interest	10,111,561

Total Assets	906,525,583

LIABILITIES
Payables:
Investment securities purchased	5,994,217
Collateral for securities on loan	68,150,030
Investment advisory fees	134,618

Total Liabilities	74,278,865

NET ASSETS	$832,246,718

Net assets consist of:
Paid-in capital	$852,782,915
Undistributed net investment income	2,666,301
Accumulated net realized loss	(13,489,101)
Net unrealized depreciation	(9,713,397)

NET ASSETS	$832,246,718

Shares outstanding[b]	13,900,000

Net asset value per share	$59.87

a Securities on loan with a value of $65,796,267.

b No par value, unlimited number of shares authorized.

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 84.44%

ADVERTISING — 0.04%
WPP Finance 2010
5.13%, 09/07/42	$55	$55,147
5.63%, 11/15/43	229	247,215

		302,362
AEROSPACE & DEFENSE — 1.67%
Boeing Co. (The)
3.30%, 03/01/35 (Call 09/01/34)	100	94,944
3.38%, 06/15/46 (Call 12/15/45)[a]	375	345,053
3.50%, 03/01/45 (Call 09/01/44)[a]	100	92,913
3.65%, 03/01/47 (Call 09/01/46)	105	102,088
6.63%, 02/15/38	16	21,864
6.88%, 03/15/39[a]	182	258,997
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	300	289,395
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)	225	242,041
5.05%, 04/27/45 (Call 10/27/44)	300	331,524
6.15%, 12/15/40	105	127,506
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)	350	338,268
3.80%, 03/01/45 (Call 09/01/44)	274	261,021
4.07%, 12/15/42	800	794,816
4.50%, 05/15/36 (Call 11/15/35)	675	724,363
4.70%, 05/15/46 (Call 11/15/45)	859	941,919
4.85%, 09/15/41	400	441,428
Series B
6.15%, 09/01/36	189	241,742
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	100	95,839
4.75%, 06/01/43	300	329,982
5.05%, 11/15/40	311	346,914
Northrop Grumman Systems Corp.
7.75%, 02/15/31	555	785,436
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	218	228,497
4.70%, 12/15/41	300	334,503
4.88%, 10/15/40	112	128,020
7.20%, 08/15/27[a]	155	207,819
Rockwell Collins Inc.
4.80%, 12/15/43 (Call 06/15/43)	261	280,606

Security	Principal (000s)	Value
United Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)	$500	$479,340
4.15%, 05/15/45 (Call 11/16/44)	625	637,750
4.50%, 06/01/42	2,300	2,470,844
5.40%, 05/01/35	11	13,021
5.70%, 04/15/40	222	274,006
6.05%, 06/01/36	100	126,080
6.13%, 07/15/38	303	388,928
6.70%, 08/01/28	700	916,804
7.50%, 09/15/29	114	160,087

		13,854,358
AGRICULTURE — 1.09%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	650	612,722
4.25%, 08/09/42	400	396,256
4.50%, 05/02/43	350	359,635
5.38%, 01/31/44	875	1,017,205
Archer-Daniels-Midland Co.
4.02%, 04/16/43	799	794,270
4.54%, 03/26/42[a]	378	403,689
Philip Morris International Inc.
3.88%, 08/21/42	26	24,533
4.13%, 03/04/43	175	171,367
4.25%, 11/10/44	1,250	1,252,625
4.38%, 11/15/41	86	87,189
4.50%, 03/20/42	171	176,103
4.88%, 11/15/43	455	497,042
6.38%, 05/16/38	850	1,093,363
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	100	115,738
5.85%, 08/15/45 (Call 02/15/45)	1,050	1,247,873
6.15%, 09/15/43	381	461,921
7.25%, 06/15/37[a]	253	337,449

		9,048,980
AIRLINES — 0.39%
American Airlines Pass Through Trust
Series 2015-1, Class A
3.38%, 11/01/28	929	914,461
Series 2016-1, Class AA
3.58%, 07/15/29	18	17,630
Series 2016-2, Class AA
3.20%, 12/15/29	84	82,308

SCHEDULE OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Series 2016-3, Class AA
3.00%, 04/15/30	$1,000	$960,750
Latam Airlines Pass Through Trust Series 2015-1, Class A
4.20%, 08/15/29[a]	470	468,874
United Airlines Pass Through Trust
Series 2015-1, Class AA
3.45%, 06/01/29	77	76,863
Series 2016-2, Class AA
2.88%, 04/07/30	750	720,158

		3,241,044
APPAREL — 0.14%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	250	226,140
3.63%, 05/01/43 (Call 11/01/42)	200	189,236
3.88%, 11/01/45 (Call 05/01/45)	450	444,271
VF Corp.
6.00%, 10/15/33	75	89,806
6.45%, 11/01/37	150	194,378

		1,143,831
AUTO MANUFACTURERS — 0.88%
Daimler Finance North America LLC
8.50%, 01/18/31	750	1,143,855
Ford Holdings LLC
9.30%, 03/01/30	50	70,272
Ford Motor Co.
4.75%, 01/15/43	1,400	1,349,474
5.29%, 12/08/46 (Call 06/08/46)	400	414,236
6.38%, 02/01/29	150	172,235
6.63%, 10/01/28	16	19,044
7.40%, 11/01/46	114	148,509
7.45%, 07/16/31	980	1,240,474
General Motors Co.
5.00%, 04/01/35	25	25,318
5.20%, 04/01/45	850	857,352
6.25%, 10/02/43	700	797,566
6.60%, 04/01/36 (Call 10/01/35)	750	881,092
6.75%, 04/01/46 (Call 10/01/45)	190	230,470

		7,349,897
AUTO PARTS & EQUIPMENT — 0.04%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	185	182,921
Delphi Automotive PLC
4.40%, 10/01/46 (Call 04/01/46)	150	143,247

		326,168

Security	Principal (000s)	Value
BANKS — 8.10%
Bank of America Corp.
3.25%, 10/21/27 (Call 10/21/26)	$2,050	$1,963,019
4.18%, 11/25/27 (Call 11/25/26)	250	251,423
4.88%, 04/01/44	950	1,036,754
5.00%, 01/21/44	1,103	1,217,017
5.88%, 02/07/42	645	793,595
6.11%, 01/29/37	1,200	1,423,368
7.75%, 05/14/38	800	1,120,264
VRN, (3 mo. LIBOR US + 1.990%)
4.44%, 01/20/48 (Call 01/20/47)	1,000	1,017,390
Series L
4.75%, 04/21/45[a]	8	8,139
Bank of America N.A.
6.00%, 10/15/36	250	309,153
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)	85	81,291
Bank One Corp.
8.00%, 04/29/27	229	297,544
Barclays PLC
4.34%, 01/10/28 (Call 01/10/27)	300	303,840
4.95%, 01/10/47	1,000	1,023,440
5.25%, 08/17/45	600	642,246
Citigroup Inc.
4.13%, 07/25/28	350	347,952
4.45%, 09/29/27	1,900	1,944,422
4.65%, 07/30/45	600	630,900
4.75%, 05/18/46	600	602,622
5.30%, 05/06/44	515	560,619
5.88%, 01/30/42	900	1,093,536
6.00%, 10/31/33	266	305,344
6.13%, 08/25/36	282	328,609
6.63%, 01/15/28	11	13,169
6.63%, 06/15/32	575	705,910
6.68%, 09/13/43	296	381,417
8.13%, 07/15/39	850	1,268,642
Cooperatieve Rabobank UA
5.25%, 05/24/41[a]	700	819,966
5.25%, 08/04/45	291	316,233
5.75%, 12/01/43	850	983,850
Credit Suisse Group Funding Guernsey Ltd.
4.88%, 05/15/45	786	805,996

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Fifth Third Bancorp.
8.25%, 03/01/38	$444	$626,653
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	250	240,765
Goldman Sachs Capital I
6.35%, 02/15/34[a]	480	577,762
Goldman Sachs Group Inc. (The)
4.75%, 10/21/45 (Call 04/21/45)	900	960,174
4.80%, 07/08/44 (Call 01/08/44)[a]	1,000	1,073,520
5.15%, 05/22/45[a]	900	957,834
6.13%, 02/15/33	1,050	1,279,152
6.25%, 02/01/41	1,200	1,511,580
6.45%, 05/01/36	700	845,502
6.75%, 10/01/37	2,650	3,313,799
HSBC Bank PLC
7.65%, 05/01/25	100	120,393
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	950	1,098,494
HSBC Holdings PLC
5.25%, 03/14/44	1,000	1,090,320
6.10%, 01/14/42	416	523,365
6.50%, 05/02/36	900	1,110,141
6.50%, 09/15/37	1,007	1,251,439
6.80%, 06/01/38	600	772,428
7.63%, 05/17/32	371	488,154
JPMorgan Chase & Co.
4.25%, 10/01/27	1,243	1,283,882
4.85%, 02/01/44	1,050	1,169,941
4.95%, 06/01/45	718	772,970
5.40%, 01/06/42	750	885,202
5.50%, 10/15/40	517	614,656
5.60%, 07/15/41	746	900,444
5.63%, 08/16/43	375	440,096
6.40%, 05/15/38	1,245	1,624,115
KfW
0.00%, 04/18/36	900	492,813
0.00%, 06/29/37	800	420,752
Lloyds Banking Group PLC
5.30%, 12/01/45	200	213,360
Morgan Stanley
3.95%, 04/23/27	1,400	1,394,092
4.30%, 01/27/45	1,200	1,208,040
4.38%, 01/22/47	1,000	1,015,040

Security	Principal (000s)	Value
6.38%, 07/24/42	$1,025	$1,321,102
7.25%, 04/01/32	700	953,911
Regions Financial Corp.
7.38%, 12/10/37	325	402,421
Wachovia Corp.
5.50%, 08/01/35	481	543,544
Wells Fargo & Co.
3.90%, 05/01/45	1,500	1,449,645
4.30%, 07/22/27	2,035	2,117,194
4.40%, 06/14/46	500	492,135
4.65%, 11/04/44	1,700	1,736,023
4.75%, 12/07/46	1,250	1,301,688
4.90%, 11/17/45	940	998,393
5.38%, 02/07/35	341	394,943
5.38%, 11/02/43	425	480,743
5.61%, 01/15/44	1,750	2,044,245
Wells Fargo Capital X
5.95%, 12/01/86	200	213,176

		67,323,711
BEVERAGES — 2.59%
Anheuser-Busch Companies LLC
5.95%, 01/15/33	21	25,066
6.45%, 09/01/37	200	259,078
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	200	192,638
4.63%, 02/01/44[a]	245	259,570
4.70%, 02/01/36 (Call 08/01/35)	3,625	3,893,939
4.90%, 02/01/46 (Call 08/01/45)	5,325	5,835,241
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	700	649,558
4.95%, 01/15/42	750	826,635
6.38%, 01/15/40	300	382,818
8.00%, 11/15/39	136	203,668
8.20%, 01/15/39	700	1,069,712
Brown-Forman Corp.
4.50%, 07/15/45 (Call 01/15/45)	118	124,655
Coca-Cola FEMSA SAB de CV
5.25%, 11/26/43	271	299,143
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	136	131,414
5.88%, 09/30/36	350	430,853
Diageo Investment Corp.
4.25%, 05/11/42	507	519,812
7.45%, 04/15/35	11	15,379

SCHEDULE OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Dr Pepper Snapple Group Inc.
3.43%, 06/15/27 (Call 03/15/27)	$250	$250,900
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43	364	353,437
Molson Coors Brewing Co.
4.20%, 07/15/46 (Call 01/15/46)	850	806,990
5.00%, 05/01/42	550	585,250
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	801	1,094,094
PepsiCo Inc.
3.45%, 10/06/46 (Call 04/06/46)	525	481,514
3.60%, 08/13/42	500	476,455
4.00%, 03/05/42	207	208,124
4.25%, 10/22/44 (Call 04/22/44)	409	427,168
4.45%, 04/14/46 (Call 10/14/45)	800	865,008
4.60%, 07/17/45 (Call 01/17/45)	280	307,978
4.88%, 11/01/40	196	222,019
5.50%, 01/15/40	246	301,537

		21,499,653
BIOTECHNOLOGY — 1.67%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	900	884,961
4.56%, 06/15/48 (Call 12/15/47)	1,100	1,101,727
4.66%, 06/15/51 (Call 12/15/50)	2,872	2,887,509
4.95%, 10/01/41	100	106,027
5.15%, 11/15/41 (Call 05/15/41)	175	190,468
Baxalta Inc.
5.25%, 06/23/45 (Call 12/23/44)	550	599,044
Biogen Inc.
5.20%, 09/15/45 (Call 03/15/45)	900	978,669
Celgene Corp.
4.63%, 05/15/44 (Call 11/15/43)	400	399,160
5.00%, 08/15/45 (Call 02/15/45)	700	741,153
5.25%, 08/15/43	500	540,100
Gilead Sciences Inc.
2.95%, 03/01/27 (Call 12/01/26)[a]	700	669,774
4.15%, 03/01/47 (Call 09/01/46)[a]	1,000	955,290
4.50%, 02/01/45 (Call 08/01/44)	1,000	999,600
4.60%, 09/01/35 (Call 03/01/35)	600	622,332
4.75%, 03/01/46 (Call 09/01/45)	994	1,031,971
4.80%, 04/01/44 (Call 10/01/43)	593	618,220
5.65%, 12/01/41 (Call 06/01/41)	450	520,920

		13,846,925

Security	Principal (000s)	Value
BUILDING MATERIALS — 0.19%
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	$30	$30,988
4.63%, 07/02/44 (Call 01/02/44)[b]	300	312,636
4.95%, 07/02/64 (Call 01/02/64)[b]	107	110,674
5.13%, 09/14/45 (Call 03/14/45)	271	302,615
6.00%, 01/15/36	350	417,631
Owens Corning
7.00%, 12/01/36	299	365,237

		1,539,781
CHEMICALS — 1.36%
Agrium Inc.
4.13%, 03/15/35 (Call 09/15/34)	87	83,003
4.90%, 06/01/43 (Call 12/01/42)	350	368,189
5.25%, 01/15/45 (Call 07/15/44)	254	276,062
6.13%, 01/15/41 (Call 07/15/40)	268	315,144
7.13%, 05/23/36[a]	100	127,991
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	150	165,528
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)[a]	575	580,060
4.38%, 11/15/42 (Call 05/15/42)	86	87,760
4.63%, 10/01/44 (Call 04/01/44)[a]	725	763,527
5.25%, 11/15/41 (Call 05/15/41)	400	450,296
7.38%, 11/01/29	250	336,635
9.40%, 05/15/39	400	642,668
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	400	410,016
4.80%, 09/01/42 (Call 03/01/42)	280	290,497
EI du Pont de Nemours & Co.
4.15%, 02/15/43	423	420,944
4.90%, 01/15/41	400	435,784
5.60%, 12/15/36[a]	11	12,905
Lubrizol Corp.
6.50%, 10/01/34	120	155,237
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	500	530,860
5.25%, 07/15/43	200	221,980
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	625	599,756
Methanex Corp.
5.65%, 12/01/44 (Call 06/01/44)	200	195,000

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Monsanto Co.
3.60%, 07/15/42 (Call 01/15/42)	$100	$87,025
3.95%, 04/15/45 (Call 10/15/44)	215	199,047
4.20%, 07/15/34 (Call 01/15/34)	330	331,214
4.40%, 07/15/44 (Call 01/15/44)	550	546,766
4.65%, 11/15/43 (Call 05/15/43)	24	24,692
4.70%, 07/15/64 (Call 01/15/64)	275	264,564
Series 1
5.50%, 07/30/35	50	55,426
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)[a]	208	217,304
5.63%, 11/15/43 (Call 05/15/43)[a]	400	416,884
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40[a]	350	386,540
5.88%, 12/01/36	101	113,949
Praxair Inc.
3.55%, 11/07/42 (Call 05/07/42)	300	282,537
Rohm & Haas Co.
7.85%, 07/15/29[a]	100	138,973
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	350	321,632
Valspar Corp. (The)
4.40%, 02/01/45 (Call 08/01/44)	75	70,874
Westlake Chemical Corp.
5.00%, 08/15/46 (Call 02/15/46)[a,c]	325	334,006

		11,261,275
COMMERCIAL SERVICES — 0.69%
California Institute of Technology
4.32%, 08/01/45	12	12,756
4.70%, 11/01/11	100	94,736
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	247	242,897
Ecolab Inc.
5.50%, 12/08/41	538	642,953
George Washington University (The)
4.87%, 09/15/45	16	17,306
Series 2016
3.55%, 09/15/46	325	286,023
Johns Hopkins University Series 2013
4.08%, 07/01/53	11	11,199
Massachusetts Institute of Technology
3.96%, 07/01/38	9	9,517
4.68%, 07/01/14	450	474,111
5.60%, 07/01/11	450	554,958

Security	Principal (000s)	Value
Moody’s Corp.
5.25%, 07/15/44	$250	$280,440
Northwestern University
3.69%, 12/01/38	450	458,536
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	250	231,055
3.30%, 07/15/56 (Call 01/15/56)	250	229,330
3.62%, 10/01/37	100	99,949
Princeton University
5.70%, 03/01/39	350	462,182
S&P Global Inc.
6.55%, 11/15/37	161	193,145
Tufts University Series 2012
5.02%, 04/15/12	100	106,337
University of Notre Dame du Lac Series 2015
3.44%, 02/15/45	9	9,049
University of Southern California
3.03%, 10/01/39	275	249,516
5.25%, 10/01/11	250	293,340
Verisk Analytics Inc.
5.50%, 06/15/45 (Call 12/15/44)	111	122,106
Western Union Co. (The)
6.20%, 11/17/36	175	182,350
6.20%, 06/21/40[a]	75	76,855
William Marsh Rice University
3.57%, 05/15/45	421	406,551

		5,747,197
COMPUTERS — 1.78%
Apple Inc.
3.45%, 02/09/45	1,400	1,261,918
3.85%, 05/04/43	975	940,963
3.85%, 08/04/46 (Call 02/04/46)	745	716,139
4.25%, 02/09/47 (Call 08/09/46)	75	77,035
4.38%, 05/13/45	1,200	1,248,552
4.45%, 05/06/44	600	632,034
4.50%, 02/23/36 (Call 08/23/35)	925	1,005,595
4.65%, 02/23/46 (Call 08/23/45)	1,850	2,010,136
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
8.10%, 07/15/36 (Call 01/15/36)[c]	650	819,052
8.35%, 07/15/46 (Call 01/15/46)[c]	975	1,265,833

SCHEDULE OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	$200	$212,026
6.35%, 10/15/45 (Call 04/15/45)	800	836,728
HP Inc.
6.00%, 09/15/41	600	617,382
International Business Machines Corp.
4.00%, 06/20/42	350	351,267
4.70%, 02/19/46[a]	550	608,955
5.60%, 11/30/39	374	459,769
5.88%, 11/29/32	261	330,624
6.22%, 08/01/27	400	499,688
6.50%, 01/15/28	155	198,226
Seagate HDD Cayman
4.88%, 06/01/27 (Call 03/01/27)	400	374,116
5.75%, 12/01/34 (Call 06/01/34)	325	291,024

		14,757,062
COSMETICS & PERSONAL CARE — 0.28%
Colgate-Palmolive Co.
4.00%, 08/15/45	417	433,271
Estee Lauder Companies Inc. (The)
4.15%, 03/15/47 (Call 09/15/46)	125	127,255
4.38%, 06/15/45 (Call 12/15/44)	250	260,213
6.00%, 05/15/37	150	185,341
Procter & Gamble Co. (The)
5.55%, 03/05/37	1,000	1,314,210

		2,320,290
DISTRIBUTION & WHOLESALE — 0.08%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	250	239,040
4.60%, 06/15/45 (Call 12/15/44)	400	437,260

		676,300
DIVERSIFIED FINANCIAL SERVICES — 1.45%
American Express Co.
4.05%, 12/03/42	525	521,545
AXA Financial Inc.
7.00%, 04/01/28	14	17,522
CME Group Inc.
5.30%, 09/15/43 (Call 03/15/43)[a]	400	474,584
Credit Suisse USA Inc.
7.13%, 07/15/32	468	630,845
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35[a]	5,500	5,887,145

Security	Principal (000s)	Value
Invesco Finance PLC
5.38%, 11/30/43	$16	$17,976
Jefferies Group LLC
6.25%, 01/15/36	200	210,654
6.45%, 06/08/27	300	336,351
6.50%, 01/20/43	150	159,305
Legg Mason Inc.
5.63%, 01/15/44	250	256,362
MasterCard Inc.
3.80%, 11/21/46 (Call 05/21/46)	215	213,620
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32 (Call 05/01/32)	150	156,525
Series C
8.00%, 03/01/32	271	391,668
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)	1,025	1,086,254
4.30%, 12/14/45 (Call 06/14/45)[a]	1,555	1,665,903

		12,026,259
ELECTRIC — 9.61%
AEP Texas Central Co. Series E
6.65%, 02/15/33	200	248,948
AEP Transmission Co. LLC
4.00%, 12/01/46 (Call 06/01/46)[c]	140	140,619
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	384	369,742
3.85%, 12/01/42[a]	50	48,897
4.15%, 08/15/44 (Call 02/15/44)	462	473,005
4.30%, 01/02/46 (Call 07/02/45)	450	472,752
6.00%, 03/01/39	126	158,184
6.13%, 05/15/38	273	343,726
Series 11-C
5.20%, 06/01/41	250	288,690
Ameren Illinois Co.
4.15%, 03/15/46 (Call 09/15/45)[a]	400	415,136
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	11	11,367
4.45%, 06/01/45 (Call 12/01/44)	200	211,566
6.38%, 04/01/36	350	434,819
7.00%, 04/01/38	231	314,460
Arizona Public Service Co.
3.75%, 05/15/46 (Call 11/15/45)	275	260,860
4.50%, 04/01/42 (Call 10/01/41)	251	267,410

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.70%, 01/15/44 (Call 07/15/43)	$100	$107,990
5.05%, 09/01/41 (Call 03/01/41)	100	113,649
5.50%, 09/01/35	100	117,390
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	875	916,510
5.15%, 11/15/43 (Call 05/15/43)	400	455,120
5.95%, 05/15/37	350	432,512
6.13%, 04/01/36	2,400	3,023,688
6.50%, 09/15/37	225	294,176
8.48%, 09/15/28	374	545,730
Black Hills Corp.
4.20%, 09/15/46 (Call 03/15/46)	150	144,611
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)[a]	425	405,645
4.50%, 04/01/44 (Call 10/01/43)	300	333,345
Cleco Power LLC
6.00%, 12/01/40	350	425,635
CMS Energy Corp.
3.45%, 08/15/27 (Call 05/15/27)	250	250,115
4.88%, 03/01/44 (Call 09/01/43)	200	216,306
Commonwealth Edison Co.
3.70%, 03/01/45 (Call 09/01/44)	400	379,484
3.80%, 10/01/42 (Call 04/01/42)	311	301,751
4.35%, 11/15/45 (Call 05/15/45)	100	105,501
4.60%, 08/15/43 (Call 02/15/43)	233	253,457
4.70%, 01/15/44 (Call 07/15/43)	261	289,151
5.88%, 02/01/33	100	121,658
5.90%, 03/15/36	514	638,959
Connecticut Light & Power Co. (The)
4.30%, 04/15/44 (Call 10/15/43)	150	154,863
6.35%, 06/01/36	100	128,705
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	725	704,403
3.95%, 03/01/43 (Call 09/01/42)	477	472,531
4.30%, 12/01/56 (Call 06/01/56)	100	101,648
4.45%, 03/15/44 (Call 09/15/43)	450	481,369
4.50%, 12/01/45 (Call 06/01/45)	207	222,295
5.50%, 12/01/39	200	239,784
5.70%, 06/15/40	295	360,953
6.30%, 08/15/37	8	10,391
Series 05-A
5.30%, 03/01/35	100	115,403

Security	Principal (000s)	Value
Series 06-A
5.85%, 03/15/36	$325	$399,493
Series 06-B
6.20%, 06/15/36	461	584,447
Series 06-E
5.70%, 12/01/36	200	238,996
Series 08-B
6.75%, 04/01/38	200	272,618
Series 12-A
4.20%, 03/15/42	8	8,148
Consumers Energy Co.
3.25%, 08/15/46 (Call 02/15/46)	200	179,820
3.95%, 05/15/43 (Call 11/15/42)[a]	75	76,349
3.95%, 07/15/47 (Call 01/15/47)	250	255,928
4.10%, 11/15/45 (Call 05/15/45)	150	154,020
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	350	348,257
4.15%, 05/15/45 (Call 11/15/44)	250	259,790
Dominion Resources Inc./VA
4.70%, 12/01/44 (Call 06/01/44)[a]	500	522,220
6.30%, 03/15/33	275	331,966
7.00%, 06/15/38	380	490,268
Series B
5.95%, 06/15/35	290	342,829
Series C
4.05%, 09/15/42 (Call 03/15/42)	155	147,031
4.90%, 08/01/41 (Call 02/01/41)	7	7,488
Series F
5.25%, 08/01/33	600	654,900
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	216	210,263
3.70%, 06/01/46 (Call 12/01/45)	135	131,379
3.95%, 06/15/42 (Call 12/15/41)	100	100,139
4.30%, 07/01/44 (Call 01/01/44)	103	109,263
5.70%, 10/01/37	100	122,524
Series A
4.00%, 04/01/43 (Call 10/01/42)	208	211,451
6.63%, 06/01/36	100	133,764
DTE Energy Co.
6.38%, 04/15/33	135	166,914
Duke Energy Carolinas LLC
3.75%, 06/01/45 (Call 12/01/44)	315	305,559
3.88%, 03/15/46 (Call 09/15/45)	500	496,315

SCHEDULE OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.00%, 09/30/42 (Call 03/30/42)	$443	$445,884
4.25%, 12/15/41 (Call 06/15/41)	369	384,254
5.30%, 02/15/40[a]	500	600,580
6.00%, 01/15/38	57	72,176
6.05%, 04/15/38	800	1,029,184
6.10%, 06/01/37[a]	500	627,750
6.45%, 10/15/32	86	112,153
Series A
6.00%, 12/01/28	16	19,643
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	1,080	992,174
4.80%, 12/15/45 (Call 06/15/45)	100	107,317
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)[a]	200	182,922
3.85%, 11/15/42 (Call 05/15/42)	280	274,047
5.65%, 04/01/40	100	123,155
6.35%, 09/15/37	100	132,281
6.40%, 06/15/38	200	267,256
Duke Energy Florida Project Finance LLC Series 2026
2.54%, 09/01/31	400	380,480
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)	450	432,036
6.12%, 10/15/35	76	92,503
6.35%, 08/15/38	46	60,612
6.45%, 04/01/39	300	400,506
Duke Energy Progress LLC
3.70%, 10/15/46 (Call 04/15/46)	500	480,495
4.10%, 05/15/42 (Call 11/15/41)	300	304,548
4.10%, 03/15/43 (Call 09/15/42)	186	189,534
4.15%, 12/01/44 (Call 06/01/44)	300	308,256
4.20%, 08/15/45 (Call 02/15/45)	225	233,912
4.38%, 03/30/44 (Call 09/30/43)	359	379,136
6.30%, 04/01/38	250	326,403
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	250	255,487
6.00%, 05/15/35	304	351,503
Emera U.S. Finance LP
4.75%, 06/15/46 (Call 12/15/45)	600	617,640
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)[a]	150	143,261
3.25%, 04/01/28 (Call 01/01/28)[a]	475	472,464
4.95%, 01/15/45 (Call 01/15/25)	100	102,859

Security	Principal (000s)	Value
Entergy Mississippi Inc.
2.85%, 06/01/28 (Call 03/01/28)	$300	$287,274
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	555	557,026
4.95%, 06/15/35 (Call 12/15/34)	350	374,958
5.10%, 06/15/45 (Call 12/15/44)	15	16,415
5.63%, 06/15/35	371	424,966
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	600	567,264
6.25%, 10/01/39	500	509,600
Florida Power & Light Co.
3.80%, 12/15/42 (Call 06/15/42)[a]	200	198,570
4.05%, 06/01/42 (Call 12/01/41)	250	258,592
4.05%, 10/01/44 (Call 04/01/44)	630	654,091
4.13%, 02/01/42 (Call 08/01/41)	356	369,756
4.95%, 06/01/35	200	229,612
5.25%, 02/01/41 (Call 08/01/40)	271	322,677
5.65%, 02/01/37	96	118,354
5.69%, 03/01/40	99	124,737
5.95%, 02/01/38	213	275,192
Georgia Power Co.
4.30%, 03/15/42[a]	439	448,232
4.30%, 03/15/43	21	21,640
5.40%, 06/01/40	200	230,844
5.95%, 02/01/39	114	139,375
Series 07-A
5.65%, 03/01/37	100	116,268
Series 10-C
4.75%, 09/01/40	200	214,058
Hydro-Quebec
9.50%, 11/15/30[a]	200	319,438
Iberdrola International BV
6.75%, 07/15/36	250	314,813
Indiana Michigan Power Co.
6.05%, 03/15/37	5	6,138
Series K
4.55%, 03/15/46 (Call 09/15/45)[a]	500	533,760
Interstate Power & Light Co.
3.70%, 09/15/46 (Call 03/15/46)	550	514,563
6.25%, 07/15/39	5	6,408
Jersey Central Power & Light Co.
6.15%, 06/01/37	100	115,110

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	$233	$249,857
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	307	330,866
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	100	105,174
5.13%, 11/01/40 (Call 05/01/40)	284	331,803
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	150	157,191
4.65%, 11/15/43 (Call 05/15/43)	100	108,639
5.13%, 11/15/40 (Call 05/15/40)	100	114,493
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	500	501,205
4.25%, 05/01/46 (Call 11/01/45)	111	116,457
4.40%, 10/15/44 (Call 04/15/44)	225	241,792
4.80%, 09/15/43 (Call 03/15/43)	200	225,420
5.75%, 11/01/35	11	13,563
6.75%, 12/30/31	11	15,032
Mississippi Power Co. Series 12-A
4.25%, 03/15/42	406	356,289
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	550	647,763
6.65%, 04/01/36	100	133,887
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	600	559,176
3.60%, 05/15/46 (Call 11/15/45)	50	47,445
4.00%, 08/15/45 (Call 02/15/45)	90	90,983
4.13%, 05/15/44 (Call 11/15/43)	7	7,233
4.85%, 08/15/40 (Call 02/15/40)	100	112,076
5.35%, 11/01/39	5	6,033
6.25%, 06/01/36	106	138,372
NorthWestern Corp.
4.18%, 11/15/44 (Call 05/15/44)	161	159,710
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	100	106,662
5.50%, 03/15/40	241	290,099
Oglethorpe Power Corp.
4.25%, 04/01/46 (Call 10/01/45)	350	336,074
4.55%, 06/01/44[a]	350	351,722
5.25%, 09/01/50	25	27,237
5.38%, 11/01/40	150	169,968
5.95%, 11/01/39	5	5,989

Security	Principal (000s)	Value
Ohio Edison Co.
6.88%, 07/15/36	$200	$257,264
Oklahoma Gas & Electric Co.
4.00%, 12/15/44 (Call 06/15/44)	300	292,830
4.55%, 03/15/44 (Call 09/15/43)	100	105,248
5.25%, 05/15/41 (Call 11/15/40)	150	170,277
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (Call 06/01/41)	150	160,951
5.25%, 09/30/40	305	360,318
5.30%, 06/01/42 (Call 12/01/41)	350	417,694
7.25%, 01/15/33	411	573,176
7.50%, 09/01/38	100	144,467
Pacific Gas & Electric Co.
4.25%, 03/15/46 (Call 09/15/45)	11	11,262
4.30%, 03/15/45 (Call 09/15/44)	107	110,919
4.45%, 04/15/42 (Call 10/15/41)	800	847,792
4.50%, 12/15/41 (Call 06/15/41)[a]	150	158,949
4.60%, 06/15/43 (Call 12/15/42)	13	14,035
4.75%, 02/15/44 (Call 08/15/43)	232	256,439
5.13%, 11/15/43 (Call 05/15/43)	300	348,180
5.40%, 01/15/40	271	322,116
5.80%, 03/01/37	16	19,824
6.05%, 03/01/34	2,250	2,839,658
6.25%, 03/01/39	261	339,945
6.35%, 02/15/38	71	92,484
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	245	248,548
6.00%, 01/15/39	300	386,187
6.10%, 08/01/36	105	134,377
6.25%, 10/15/37[a]	121	159,084
PECO Energy Co.
4.15%, 10/01/44 (Call 04/01/44)	255	260,516
5.95%, 10/01/36	111	138,696
Pennsylvania Electric Co.
6.15%, 10/01/38	100	116,551
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	66	67,859
6.50%, 11/15/37	175	233,555
PPL Capital Funding Inc.
4.70%, 06/01/43 (Call 12/01/42)	400	409,796
5.00%, 03/15/44 (Call 09/15/43)	300	322,686
PPL Electric Utilities Corp.
5.20%, 07/15/41 (Call 01/15/41)	200	232,194
6.25%, 05/15/39	61	79,315

SCHEDULE OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Progress Energy Inc.
7.75%, 03/01/31	$34	$47,506
PSEG Power LLC
8.63%, 04/15/31	500	618,990
Public Service Co. of Colorado
3.55%, 06/15/46 (Call 12/15/45)	250	230,900
3.60%, 09/15/42 (Call 03/15/42)	246	234,069
4.30%, 03/15/44 (Call 09/15/43)	411	432,388
6.25%, 09/01/37	60	78,245
6.50%, 08/01/38	100	133,976
Public Service Electric & Gas Co.
3.65%, 09/01/42 (Call 03/01/42)	75	72,215
3.80%, 03/01/46 (Call 09/01/45)	200	198,178
3.95%, 05/01/42 (Call 11/01/41)	270	273,661
4.05%, 05/01/45 (Call 11/01/44)	100	101,273
5.38%, 11/01/39	100	118,313
5.50%, 03/01/40	107	128,853
5.80%, 05/01/37	216	268,194
Series I
4.00%, 06/01/44 (Call 12/01/43)[a]	100	100,470
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)[a]	111	116,509
4.43%, 11/15/41 (Call 05/15/41)	100	104,817
5.48%, 06/01/35	250	293,083
5.64%, 04/15/41 (Call 10/15/40)	235	281,462
5.76%, 10/01/39	200	244,232
5.76%, 07/15/40	100	122,680
5.80%, 03/15/40	56	68,124
6.27%, 03/15/37	5	6,251
6.72%, 06/15/36	100	134,476
7.02%, 12/01/27	100	130,049
San Diego Gas & Electric Co.
3.95%, 11/15/41	70	69,688
4.30%, 04/01/42 (Call 10/01/41)	100	105,495
4.50%, 08/15/40	100	109,348
5.35%, 05/15/35	100	118,991
5.35%, 05/15/40	75	89,211
6.00%, 06/01/39	150	193,486
6.13%, 09/15/37	100	130,011
South Carolina Electric & Gas Co.
4.10%, 06/15/46 (Call 12/15/45)[a]	300	299,271
4.35%, 02/01/42 (Call 08/01/41)[a]	144	147,897
4.50%, 06/01/64 (Call 12/01/63)	286	281,747

Security	Principal (000s)	Value
4.60%, 06/15/43 (Call 12/15/42)	$116	$123,617
5.10%, 06/01/65 (Call 12/01/64)	150	164,068
5.30%, 05/15/33	5	5,723
5.45%, 02/01/41 (Call 08/01/40)[a]	420	490,896
6.05%, 01/15/38	248	308,973
Southaven Combined Cycle Generation LLC
3.85%, 08/15/33	2	1,708
Southern California Edison Co.
3.90%, 12/01/41 (Call 06/01/41)	75	74,468
4.05%, 03/15/42 (Call 09/15/41)[a]	50	50,986
4.50%, 09/01/40 (Call 03/01/40)[a]	23	24,896
4.65%, 10/01/43 (Call 04/01/43)	311	348,578
5.50%, 03/15/40	217	265,159
5.63%, 02/01/36	75	91,094
5.75%, 04/01/35	105	129,062
6.00%, 01/15/34	266	331,835
6.05%, 03/15/39	150	196,575
6.65%, 04/01/29	321	401,083
Series 05-E
5.35%, 07/15/35	584	687,146
Series 06-E
5.55%, 01/15/37	130	157,069
Series 08-A
5.95%, 02/01/38	400	509,620
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	205	203,698
Series C
3.60%, 02/01/45 (Call 08/01/44)	200	190,300
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)[a]	600	604,560
4.40%, 07/01/46 (Call 01/01/46)	775	770,691
Southern Power Co.
5.15%, 09/15/41	200	205,224
Southwestern Electric Power Co.
3.90%, 04/01/45 (Call 10/01/44)	450	429,606
6.20%, 03/15/40	140	173,501
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	250	226,737
4.50%, 08/15/41 (Call 02/15/41)	100	108,342
6.00%, 10/01/36	250	302,752
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	300	293,694
4.35%, 05/15/44 (Call 11/15/43)	410	414,161

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Toledo Edison Co. (The)
6.15%, 05/15/37	$200	$244,258
TransAlta Corp.
6.50%, 03/15/40	100	92,625
Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/46 (Call 12/01/45)	150	145,371
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	400	401,448
8.45%, 03/15/39	111	174,899
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	116	115,854
4.20%, 05/15/45 (Call 11/15/44)[a]	7	7,223
4.45%, 02/15/44 (Call 08/15/43)	120	128,128
8.88%, 11/15/38	550	899,046
Series A
6.00%, 05/15/37	284	356,139
Series B
6.00%, 01/15/36	250	309,348
Series D
4.65%, 08/15/43 (Call 02/15/43)	21	23,015
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	105	106,188
4.13%, 03/01/42 (Call 09/01/41)	347	352,410
4.25%, 12/01/45 (Call 06/01/45)	300	310,008
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	100	94,661
4.25%, 06/01/44 (Call 12/01/43)	100	102,684
4.30%, 12/15/45 (Call 06/15/45)	550	577,918
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	100	100,289
6.38%, 08/15/37	140	183,476
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)[a]	205	229,032
Xcel Energy Inc.
6.50%, 07/01/36	50	63,400

		79,837,893
ELECTRICAL COMPONENTS & EQUIPMENT — 0.02%
Emerson Electric Co.
6.00%, 08/15/32	100	123,491

		123,491

Security	Principal (000s)	Value
ELECTRONICS — 0.31%
Corning Inc.
4.75%, 03/15/42	$272	$273,047
5.75%, 08/15/40	200	224,954
Fortive Corp.
4.30%, 06/15/46 (Call 12/15/45)[a,c]	225	224,685
Honeywell International Inc.
5.38%, 03/01/41	200	244,826
5.70%, 03/15/36	11	13,523
5.70%, 03/15/37	600	741,312
Koninklijke Philips NV
5.00%, 03/15/42	519	549,860
Tyco Electronics Group SA
7.13%, 10/01/37	236	311,187

		2,583,394
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
4.38%, 05/08/42	257	273,235

		273,235
ENVIRONMENTAL CONTROL — 0.10%
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	550	555,434
4.10%, 03/01/45 (Call 09/01/44)	183	185,893
6.13%, 11/30/39	75	95,763
7.00%, 07/15/28	18	23,128

		860,218
FOOD — 1.58%
Ahold Finance USA LLC
6.88%, 05/01/29	11	13,737
Campbell Soup Co.
3.80%, 08/02/42	6	5,507
Conagra Brands Inc.
7.00%, 10/01/28	150	185,979
8.25%, 09/15/30	200	270,826
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	5	4,885
5.40%, 06/15/40	506	579,006
Hershey Co. (The)
3.38%, 08/15/46 (Call 02/15/46)	250	225,750
JM Smucker Co. (The)
4.25%, 03/15/35	850	868,080
4.38%, 03/15/45	50	50,511

SCHEDULE OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Kellogg Co.
4.50%, 04/01/46	$300	$298,107
Series B
7.45%, 04/01/31	400	522,204
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	500	570,495
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	1,500	1,416,315
5.00%, 07/15/35 (Call 01/15/35)	325	341,578
5.00%, 06/04/42	1,150	1,178,405
5.20%, 07/15/45 (Call 01/15/45)	600	633,084
6.50%, 02/09/40	456	556,740
6.88%, 01/26/39	521	657,710
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)[a]	300	274,905
4.45%, 02/01/47 (Call 08/01/46)	500	496,430
5.00%, 04/15/42 (Call 10/15/41)	100	106,266
5.15%, 08/01/43 (Call 02/01/43)	250	272,705
5.40%, 07/15/40 (Call 01/15/40)	225	250,535
6.90%, 04/15/38	200	263,272
7.50%, 04/01/31	250	339,612
Mondelez International Inc.
6.50%, 02/09/40[a]	222	276,177
Sysco Corp.
4.50%, 04/01/46 (Call 10/01/45)	450	455,423
4.85%, 10/01/45 (Call 04/01/45)	100	106,309
5.38%, 09/21/35	400	447,880
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	250	258,125
5.15%, 08/15/44 (Call 02/15/44)	305	322,537
Unilever Capital Corp.
5.90%, 11/15/32	650	835,614

		13,084,709
FOREST PRODUCTS & PAPER — 0.43%
Domtar Corp.
6.75%, 02/15/44 (Call 08/15/43)	100	106,457
Georgia-Pacific LLC
7.75%, 11/15/29	600	816,030
8.88%, 05/15/31	14	21,245
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	500	473,355
4.40%, 08/15/47 (Call 02/15/47)	400	387,436
4.80%, 06/15/44 (Call 12/15/43)	400	408,340

Security	Principal (000s)	Value
5.00%, 09/15/35 (Call 03/15/35)	$50	$53,611
5.15%, 05/15/46 (Call 11/15/45)[a]	190	203,252
6.00%, 11/15/41 (Call 05/15/41)	600	695,730
7.30%, 11/15/39	240	315,118
8.70%, 06/15/38[a]	75	108,554

		3,589,128
GAS — 0.78%
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	613	621,748
4.15%, 01/15/43 (Call 07/15/42)	100	102,400
5.50%, 06/15/41 (Call 12/15/40)	5	5,949
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (Call 07/15/40)	100	118,381
Dominion Gas Holdings LLC
4.60%, 12/15/44 (Call 06/15/44)[a]	350	359,275
4.80%, 11/01/43 (Call 05/01/43)	115	121,435
KeySpan Corp.
5.80%, 04/01/35	150	170,133
8.00%, 11/15/30	100	133,105
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	615	658,142
5.25%, 02/15/43 (Call 08/15/42)	225	253,283
5.65%, 02/01/45 (Call 08/01/44)	6	7,247
5.80%, 02/01/42 (Call 08/01/41)[a]	150	176,747
5.95%, 06/15/41 (Call 12/15/40)	256	308,733
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	354	382,044
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34 (Call 03/18/34)	100	99,836
4.65%, 08/01/43 (Call 02/01/43)	153	158,557
Sempra Energy
6.00%, 10/15/39	825	1,010,749
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	5	4,910
Series KK
5.75%, 11/15/35	200	243,394
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	450	424,854
4.40%, 06/01/43 (Call 12/01/42)	6	6,002
5.88%, 03/15/41 (Call 09/15/40)	493	590,614
6.00%, 10/01/34	95	110,745
Southwest Gas Corp.
3.80%, 09/29/46 (Call 03/29/46)	365	344,888

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Washington Gas Light Co. Series K
3.80%, 09/15/46 (Call 03/15/46)	$100	$94,550

		6,507,721
HAND & MACHINE TOOLS — 0.03%
Stanley Black & Decker Inc.
5.20%, 09/01/40	200	220,538

		220,538
HEALTH CARE — PRODUCTS — 1.47%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	1,050	1,081,941
4.90%, 11/30/46 (Call 05/30/46)	1,200	1,245,528
5.30%, 05/27/40	500	533,505
6.00%, 04/01/39	450	526,095
Baxter International Inc.
3.50%, 08/15/46 (Call 02/15/46)	635	552,482
Becton Dickinson and Co.
4.69%, 12/15/44 (Call 06/15/44)	450	477,850
4.88%, 05/15/44 (Call 11/15/43)	75	79,523
5.00%, 11/12/40	200	217,850
Boston Scientific Corp.
7.00%, 11/15/35	150	183,819
7.38%, 01/15/40	200	251,752
Danaher Corp.
4.38%, 09/15/45 (Call 03/15/45)	350	375,308
Medtronic Inc.
4.38%, 03/15/35[a]	1,700	1,802,085
4.50%, 03/15/42 (Call 09/15/41)	86	90,707
4.63%, 03/15/44 (Call 09/15/43)	450	485,469
4.63%, 03/15/45	1,900	2,056,427
5.55%, 03/15/40	291	344,998
6.50%, 03/15/39	100	131,183
St. Jude Medical LLC
4.75%, 04/15/43 (Call 10/15/42)	420	415,418
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	250	240,748
4.38%, 05/15/44 (Call 11/15/43)	135	135,863
4.63%, 03/15/46 (Call 09/15/45)	500	525,120
Thermo Fisher Scientific Inc.
5.30%, 02/01/44 (Call 08/01/43)[a]	208	236,506
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	80	76,013
5.75%, 11/30/39	150	170,758

		12,236,948

Security	Principal (000s)	Value
HEALTH CARE – SERVICES — 2.07%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)[a]	$200	$196,558
4.25%, 06/15/36 (Call 03/16/17)	850	859,061
4.38%, 06/15/46 (Call 03/16/17)[a]	1,425	1,440,533
4.50%, 05/15/42 (Call 11/15/41)	250	259,133
4.75%, 03/15/44 (Call 09/15/43)	225	242,773
6.63%, 06/15/36	200	260,014
6.75%, 12/15/37	185	245,530
Anthem Inc.
4.63%, 05/15/42	460	472,889
4.65%, 01/15/43	700	723,604
4.65%, 08/15/44 (Call 02/15/44)[a]	200	207,144
4.85%, 08/15/54 (Call 02/15/54)	100	104,109
5.10%, 01/15/44	225	246,728
5.85%, 01/15/36	21	24,350
5.95%, 12/15/34	382	444,644
6.38%, 06/15/37	300	369,039
Ascension Health
3.95%, 11/15/46	508	504,983
4.85%, 11/15/53	11	12,068
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	250	236,730
4.19%, 11/15/45 (Call 05/15/45)	16	15,944
Catholic Health Initiatives
4.35%, 11/01/42	450	403,947
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	247	284,677
5.88%, 03/15/41 (Call 09/15/40)	403	482,810
6.15%, 11/15/36	100	119,797
7.88%, 05/15/27	11	14,632
Dignity Health
4.50%, 11/01/42	100	92,005
5.27%, 11/01/64	196	195,053
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	400	407,812
4.95%, 10/01/44 (Call 04/01/44)	100	106,799
8.15%, 06/15/38	50	70,249
Johns Hopkins Health System Corp. (The)
3.84%, 05/15/46	60	59,090
Kaiser Foundation Hospitals
4.88%, 04/01/42	334	376,669

SCHEDULE OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Laboratory Corp. of America Holdings
4.70%, 02/01/45 (Call 08/01/44)	$398	$390,868
Mayo Clinic Series 2013
4.00%, 11/15/47	11	10,832
Memorial Sloan-Kettering Cancer Center Series 2015
4.20%, 07/01/55	522	519,416
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	21	20,646
4.06%, 08/01/56	350	329,875
4.76%, 08/01/16	75	71,828
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	500	464,910
Providence St Joseph Health Obligated Group Series I
3.74%, 10/01/47	250	232,528
Quest Diagnostics Inc.
4.70%, 03/30/45 (Call 09/30/44)	22	22,169
Texas Health Resources
4.33%, 11/15/55	9	9,196
UnitedHealth Group Inc.
3.95%, 10/15/42 (Call 04/15/42)	7	6,932
4.20%, 01/15/47 (Call 07/15/46)	200	206,600
4.25%, 03/15/43 (Call 09/15/42)	300	309,570
4.38%, 03/15/42 (Call 09/15/41)	500	522,440
4.63%, 07/15/35	255	281,693
4.63%, 11/15/41 (Call 05/15/41)	180	194,650
4.75%, 07/15/45	800	899,920
5.70%, 10/15/40 (Call 04/15/40)[a]	350	429,709
5.80%, 03/15/36	625	770,763
5.95%, 02/15/41 (Call 08/15/40)	386	493,470
6.50%, 06/15/37	100	133,132
6.63%, 11/15/37[a]	111	149,628
6.88%, 02/15/38	900	1,242,450

		17,192,599
HOLDING COMPANIES – DIVERSIFIED — 0.02%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[c]	50	69,045
Leucadia National Corp.
6.63%, 10/23/43 (Call 07/23/43)[a]	75	74,156

		143,201

Security	Principal (000s)	Value
HOME FURNISHINGS — 0.04%
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	$300	$301,908

		301,908
HOUSEHOLD PRODUCTS & WARES — 0.11%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	400	354,944
5.30%, 03/01/41	6	7,257
6.63%, 08/01/37	375	516,581

		878,782
HOUSEWARES — 0.16%
Newell Brands Inc.
5.38%, 04/01/36 (Call 10/01/35)	350	398,583
5.50%, 04/01/46 (Call 10/01/45)	825	965,374

		1,363,957
INSURANCE — 3.28%
ACE Capital Trust II
9.70%, 04/01/30	100	148,417
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	250	239,560
6.45%, 08/15/40	79	103,141
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	200	203,794
Allstate Corp. (The)
4.50%, 06/15/43	900	960,498
5.35%, 06/01/33	68	77,846
5.55%, 05/09/35	326	391,754
5.95%, 04/01/36	50	61,262
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	1,200	1,119,024
4.38%, 01/15/55 (Call 07/15/54)	250	228,310
4.50%, 07/16/44 (Call 01/16/44)	1,000	978,880
4.70%, 07/10/35 (Call 01/10/35)	600	615,114
4.80%, 07/10/45 (Call 01/10/45)	186	190,518
6.25%, 05/01/36	532	641,108
Aon PLC
4.45%, 05/24/43 (Call 02/24/43)[a]	100	95,966
4.60%, 06/14/44 (Call 03/14/44)	200	198,416
4.75%, 05/15/45 (Call 11/15/44)	246	250,155
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	525	565,514
Assurant Inc.
6.75%, 02/15/34	200	241,810

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
AXA SA
8.60%, 12/15/30	$700	$963,760
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43[a]	118	123,220
4.40%, 05/15/42	504	532,889
5.75%, 01/15/40	280	350,160
Berkshire Hathaway Inc.
4.50%, 02/11/43[a]	500	541,040
Chubb Corp. (The)
6.00%, 05/11/37	485	619,558
Chubb INA Holdings Inc.
4.15%, 03/13/43	400	410,872
4.35%, 11/03/45 (Call 05/03/45)	1,150	1,228,004
Cincinnati Financial Corp.
6.92%, 05/15/28	11	13,868
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	200	245,450
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	200	203,628
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43[a]	14	13,254
5.95%, 10/15/36	200	228,326
6.10%, 10/01/41	300	357,831
6.63%, 03/30/40	100	125,304
Lincoln National Corp.
6.15%, 04/07/36	175	206,841
6.30%, 10/09/37	16	19,135
7.00%, 06/15/40	300	388,302
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	250	241,820
6.00%, 02/01/35	150	179,564
Manulife Financial Corp.
5.38%, 03/04/46	400	469,648
Markel Corp.
5.00%, 04/05/46	250	257,647
Marsh & McLennan Companies Inc.
5.88%, 08/01/33	205	245,022
MetLife Inc.
4.05%, 03/01/45[a]	605	589,010
4.13%, 08/13/42	348	344,343
4.60%, 05/13/46 (Call 11/13/45)[a]	550	583,687
4.72%, 12/15/44	500	538,255
4.88%, 11/13/43	489	534,374

Security	Principal (000s)	Value
5.70%, 06/15/35[a]	$461	$558,488
6.40%, 12/15/66 (Call 12/15/31)	670	740,712
6.50%, 12/15/32	458	588,081
10.75%, 08/01/69 (Call 08/01/34)[a]	16	24,914
Principal Financial Group Inc.
4.35%, 05/15/43	500	505,825
4.63%, 09/15/42	5	5,219
6.05%, 10/15/36	166	202,478
Progressive Corp. (The)
3.70%, 01/26/45	200	190,932
4.35%, 04/25/44	136	143,642
6.25%, 12/01/32	100	127,233
Protective Life Corp.
8.45%, 10/15/39	150	210,026
Prudential Financial Inc.
4.60%, 05/15/44	450	476,123
5.10%, 08/15/43	11	12,288
5.40%, 06/13/35	445	505,974
5.63%, 05/12/41	13	15,419
5.70%, 12/14/36	300	353,376
5.80%, 11/16/41	150	181,987
5.90%, 03/17/36	50	59,591
6.20%, 11/15/40	275	344,704
6.63%, 06/21/40	5	6,559
Series B
5.75%, 07/15/33[a]	8	9,412
Series D
6.63%, 12/01/37	500	653,040
Transatlantic Holdings Inc.
8.00%, 11/30/39	150	194,891
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	600	577,896
4.30%, 08/25/45 (Call 02/25/45)	175	183,913
4.60%, 08/01/43	66	72,358
5.35%, 11/01/40	200	239,950
6.25%, 06/15/37	500	651,120
6.75%, 06/20/36	50	67,653
Travelers Property Casualty Corp.
6.38%, 03/15/33	110	140,756
Unum Group
5.75%, 08/15/42	250	277,165
Validus Holdings Ltd.
8.88%, 01/26/40	60	84,005

SCHEDULE OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Voya Financial Inc.
4.80%, 06/15/46	$100	$99,257
5.70%, 07/15/43	200	224,698
WR Berkley Corp.
4.75%, 08/01/44	50	49,555
6.25%, 02/15/37	100	117,161
XLIT Ltd.
5.50%, 03/31/45	400	397,660
6.25%, 05/15/27	86	100,697

		27,260,657
INTERNET — 0.25%
Alibaba Group Holding Ltd.
4.50%, 11/28/34 (Call 05/28/34)[a]	400	415,696
Amazon.com Inc.
4.80%, 12/05/34 (Call 06/05/34)	600	675,594
4.95%, 12/05/44 (Call 06/05/44)[a]	650	754,819
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)[a]	300	258,510

		2,104,619
IRON & STEEL — 0.48%
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	314	364,158
6.40%, 12/01/37	286	369,126
Reliance Steel & Aluminum Co.
6.85%, 11/15/36	50	53,821
Vale Overseas Ltd.
6.88%, 11/21/36	900	985,500
6.88%, 11/10/39	1,225	1,339,844
8.25%, 01/17/34	255	304,725
Vale SA
5.63%, 09/11/42[a]	560	541,100

		3,958,274
LEISURE TIME — 0.02%
Harley-Davidson Inc.
4.63%, 07/28/45 (Call 01/28/45)[a]	150	151,272

		151,272
LODGING — 0.01%
Marriott International Inc./MD
4.50%, 10/01/34 (Call 04/01/34)[a]	50	50,942

		50,942
MACHINERY — 0.47%
Caterpillar Inc.
3.80%, 08/15/42[a]	900	879,606
4.30%, 05/15/44 (Call 11/15/43)[a]	236	248,872

Security	Principal (000s)	Value
4.75%, 05/15/64 (Call 11/15/63)[a]	$203	$221,278
5.20%, 05/27/41	400	468,592
5.30%, 09/15/35	11	12,774
6.05%, 08/15/36	111	139,763
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)[a]	150	169,083
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	650	665,132
5.38%, 10/16/29	405	489,657
7.13%, 03/03/31	111	151,456
8.10%, 05/15/30	50	72,178
Rockwell Automation Inc.
6.70%, 01/15/28	100	128,688
Xylem Inc./NY
4.38%, 11/01/46 (Call 05/01/46)	250	251,168

		3,898,247
MANUFACTURING — 1.44%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)	350	314,118
3.88%, 06/15/44	150	150,861
5.70%, 03/15/37	201	252,924
6.38%, 02/15/28	140	181,129
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	365	432,127
Eaton Corp.
4.00%, 11/02/32	825	838,918
4.15%, 11/02/42	100	99,832
General Electric Co.
4.13%, 10/09/42	500	517,900
4.50%, 03/11/44	975	1,063,247
5.88%, 01/14/38	1,300	1,666,184
6.15%, 08/07/37	900	1,182,042
6.88%, 01/10/39	800	1,145,624
Series A
6.75%, 03/15/32[a]	1,500	2,044,455
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	450	459,967
4.88%, 09/15/41 (Call 03/15/41)	350	397,233
Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 06/15/43	236	284,510
Ingersoll-Rand Luxembourg Finance SA
4.65%, 11/01/44 (Call 05/01/44)	150	156,486

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Parker-Hannifin Corp.
4.20%, 11/21/34 (Call 05/21/34)	$250	$257,855
4.45%, 11/21/44 (Call 05/21/44)	328	350,639
Series A
6.25%, 05/15/38	100	128,084

		11,924,135
MEDIA — 4.80%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)	350	355,197
4.95%, 10/15/45 (Call 04/15/45)	400	419,504
5.40%, 10/01/43	456	503,182
6.15%, 03/01/37	400	477,360
6.15%, 02/15/41	300	360,606
6.20%, 12/15/34	600	718,218
6.40%, 12/15/35	302	368,588
6.55%, 03/15/33	490	599,015
6.65%, 11/15/37	655	820,813
6.90%, 08/15/39	11	14,096
7.75%, 12/01/45	350	491,207
7.85%, 03/01/39	350	477,421
8.15%, 10/17/36	100	138,974
CBS Corp.
4.60%, 01/15/45 (Call 07/15/44)	200	197,944
4.85%, 07/01/42 (Call 01/01/42)	250	254,155
4.90%, 08/15/44 (Call 02/15/44)[a]	275	281,652
5.50%, 05/15/33	204	219,990
5.90%, 10/15/40 (Call 04/15/40)	211	242,599
7.88%, 07/30/30	350	474,232
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35 (Call 04/23/35)	975	1,112,719
6.48%, 10/23/45 (Call 04/23/45)	1,500	1,740,000
6.83%, 10/23/55 (Call 04/23/55)	250	293,125
Comcast Corp.
3.20%, 07/15/36 (Call 01/15/36)	535	477,814
3.30%, 02/01/27 (Call 11/01/26)	400	398,044
3.40%, 07/15/46 (Call 01/15/46)[a]	865	747,542
4.20%, 08/15/34 (Call 02/15/34)	900	923,040
4.25%, 01/15/33	942	973,689
4.40%, 08/15/35 (Call 02/15/35)	850	887,171
4.50%, 01/15/43	400	408,940
4.60%, 08/15/45 (Call 02/15/45)	800	833,384

Security	Principal (000s)	Value
4.65%, 07/15/42	$800	$833,536
4.75%, 03/01/44	800	852,816
5.65%, 06/15/35	111	131,633
6.40%, 05/15/38	206	264,300
6.40%, 03/01/40	216	278,761
6.45%, 03/15/37	200	256,418
6.50%, 11/15/35	511	656,758
6.55%, 07/01/39	264	343,385
6.95%, 08/15/37	500	675,250
7.05%, 03/15/33	161	214,774
Discovery Communications LLC
4.88%, 04/01/43	150	136,728
4.95%, 05/15/42	175	159,280
6.35%, 06/01/40	600	640,572
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)[a]	400	363,768
6.13%, 01/31/46 (Call 07/31/45)	400	421,080
6.63%, 01/15/40	350	380,415
Historic TW Inc.
6.63%, 05/15/29	800	980,520
NBCUniversal Media LLC
4.45%, 01/15/43	750	762,637
5.95%, 04/01/41	525	640,663
6.40%, 04/30/40	750	966,330
TCI Communications Inc.
7.13%, 02/15/28	400	526,468
Thomson Reuters Corp.
5.50%, 08/15/35	150	163,849
5.65%, 11/23/43 (Call 05/23/43)	186	205,748
5.85%, 04/15/40	350	384,514
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	450	411,187
5.50%, 09/01/41 (Call 03/01/41)	400	413,000
5.88%, 11/15/40 (Call 05/15/40)	700	757,750
6.55%, 05/01/37	300	346,500
6.75%, 06/15/39	750	889,687
7.30%, 07/01/38	900	1,121,625
Time Warner Companies Inc.
6.95%, 01/15/28	21	26,262
Time Warner Entertainment Co. LP
8.38%, 07/15/33	600	801,000
Time Warner Inc.
4.65%, 06/01/44 (Call 12/01/43)	750	719,077
4.85%, 07/15/45 (Call 01/15/45)[a]	700	692,846

SCHEDULE OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.90%, 06/15/42	$268	$266,028
5.35%, 12/15/43	400	419,500
5.38%, 10/15/41[a]	250	264,425
6.10%, 07/15/40	175	200,823
6.20%, 03/15/40	164	190,197
6.25%, 03/29/41	200	233,484
6.50%, 11/15/36	300	358,914
7.63%, 04/15/31	250	337,728
Viacom Inc.
4.38%, 03/15/43	600	526,242
4.85%, 12/15/34 (Call 06/15/34)	290	279,978
5.25%, 04/01/44 (Call 10/01/43)	275	270,795
5.85%, 09/01/43 (Call 03/01/43)	500	529,985
6.88%, 04/30/36	600	674,508
Walt Disney Co. (The)
3.00%, 07/30/46	125	106,793
3.70%, 12/01/42	275	265,873
4.13%, 06/01/44	350	363,202
4.38%, 08/16/41	250	267,337
7.00%, 03/01/32	300	411,549
Series E
4.13%, 12/01/41	300	310,068

		39,906,787
METAL FABRICATE & HARDWARE — 0.07%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	166	164,338
4.20%, 06/15/35 (Call 12/15/34)	250	260,670
4.38%, 06/15/45 (Call 12/15/44)	11	11,679
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	75	70,820
5.25%, 10/01/54 (Call 04/01/54)	75	67,128

		574,635
MINING — 1.22%
Barrick Gold Corp.
5.25%, 04/01/42[a]	350	385,900
Barrick North America Finance LLC
5.70%, 05/30/41	400	459,580
5.75%, 05/01/43[a]	230	270,565
7.50%, 09/15/38	100	125,966
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	550	633,270
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	600	611,034
5.00%, 09/30/43	1,003	1,152,527

Security	Principal (000s)	Value
Goldcorp Inc.
5.45%, 06/09/44 (Call 12/09/43)	$161	$174,923
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	315	323,250
5.88%, 04/01/35	251	282,229
6.25%, 10/01/39	600	712,944
Rio Tinto Alcan Inc.
5.75%, 06/01/35	11	12,061
6.13%, 12/15/33	11	12,547
7.25%, 03/15/31	275	335,533
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40[a]	1,000	1,158,930
7.13%, 07/15/28	292	384,637
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	556	561,916
4.75%, 03/22/42 (Call 09/22/41)[a]	155	171,494
Southern Copper Corp.
5.25%, 11/08/42	600	590,406
5.88%, 04/23/45	800	846,696
6.75%, 04/16/40	400	453,276
7.50%, 07/27/35	300	364,176
Vale Canada Ltd.
7.20%, 09/15/32	100	107,125

		10,130,985
OFFICE & BUSINESS EQUIPMENT — 0.02%
Xerox Corp.
6.75%, 12/15/39	200	205,168

		205,168
OIL & GAS — 6.74%
Anadarko Finance Co.
7.50%, 05/01/31	475	609,738
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	325	312,718
6.20%, 03/15/40	525	612,974
6.45%, 09/15/36	825	997,821
6.60%, 03/15/46 (Call 09/15/45)[a]	550	688,886
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	225	217,933
4.75%, 04/15/43 (Call 10/15/42)	930	956,049
5.10%, 09/01/40 (Call 03/01/40)	850	902,912
6.00%, 01/15/37	600	697,674
BP Capital Markets PLC
3.72%, 11/28/28 (Call 08/28/28)[a]	500	507,100

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Burlington Resources Finance Co.
7.20%, 08/15/31	$350	$457,734
7.40%, 12/01/31	300	396,726
Canadian Natural Resources Ltd.
5.85%, 02/01/35	150	167,123
6.25%, 03/15/38[a]	750	875,393
6.45%, 06/30/33	200	229,884
7.20%, 01/15/32	300	365,094
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44	800	860,240
Conoco Funding Co.
7.25%, 10/15/31	300	396,639
ConocoPhillips
5.90%, 10/15/32	13	15,327
6.50%, 02/01/39[a]	850	1,075,080
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	350	412,828
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	415	413,689
4.30%, 11/15/44 (Call 05/15/44)	725	717,460
5.95%, 03/15/46 (Call 09/15/45)	175	215,646
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,150	1,478,797
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	1,225	1,203,562
5.00%, 06/15/45 (Call 12/15/44)	350	355,250
5.60%, 07/15/41 (Call 01/15/41)	375	402,187
7.95%, 04/15/32	80	104,500
Ecopetrol SA
5.88%, 05/28/45	800	723,720
7.38%, 09/18/43	550	587,290
Encana Corp.
6.50%, 08/15/34	850	971,125
6.50%, 02/01/38	550	629,062
Eni USA Inc.
7.30%, 11/15/27	205	253,605
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	300	291,765
Exxon Mobil Corp.
3.57%, 03/06/45 (Call 09/06/44)	250	237,865
4.11%, 03/01/46 (Call 09/01/45)[a]	1,750	1,820,560
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)[a]	600	600,000
5.60%, 02/15/41	500	513,125

Security	Principal (000s)	Value
5.80%, 04/01/47 (Call 10/01/46)[a]	$550	$585,062
6.00%, 01/15/40	200	211,500
7.13%, 03/15/33	225	262,406
7.30%, 08/15/31	500	588,125
Kerr-McGee Corp.
7.88%, 09/15/31	14	18,205
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	350	351,312
6.60%, 10/01/37	530	613,475
6.80%, 03/15/32	26	30,388
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	450	420,980
5.00%, 09/15/54 (Call 03/15/54)	200	176,956
6.50%, 03/01/41 (Call 09/01/40)	525	593,450
Nexen Energy ULC
6.40%, 05/15/37	860	1,062,375
7.50%, 07/30/39	400	558,436
7.88%, 03/15/32	160	219,002
Noble Energy Inc.
5.25%, 11/15/43 (Call 05/15/43)	500	528,760
6.00%, 03/01/41 (Call 09/01/40)	700	802,011
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	500	491,035
4.40%, 04/15/46 (Call 10/15/45)	725	742,777
4.63%, 06/15/45 (Call 12/15/44)	200	211,090
Petro-Canada
5.35%, 07/15/33	125	139,619
5.95%, 05/15/35	11	13,078
6.80%, 05/15/38	800	1,045,312
Petroleos Mexicanos
5.50%, 06/27/44	1,150	990,541
5.63%, 01/23/46	1,450	1,256,744
6.38%, 01/23/45	1,400	1,327,914
6.50%, 06/02/41	1,300	1,261,910
6.63%, 06/15/35	1,755	1,766,829
6.63%, 06/15/38	300	298,833
6.75%, 09/21/47	1,892	1,881,594
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	450	465,021
4.88%, 11/15/44 (Call 05/15/44)	1,200	1,249,752
5.88%, 05/01/42	215	252,730
Shell International Finance BV
3.75%, 09/12/46[a]	500	468,215
4.00%, 05/10/46	1,300	1,267,110

SCHEDULE OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.13%, 05/11/35	$565	$580,470
4.38%, 05/11/45	1,625	1,676,659
4.55%, 08/12/43	1,350	1,424,210
5.50%, 03/25/40	346	411,958
6.38%, 12/15/38	956	1,250,381
Statoil ASA
3.95%, 05/15/43	700	691,187
4.25%, 11/23/41	150	153,837
4.80%, 11/08/43	450	502,150
5.10%, 08/17/40	230	262,816
6.50%, 12/01/28[c]	100	129,205
Suncor Energy Inc.
5.95%, 12/01/34	150	178,838
6.50%, 06/15/38	400	511,476
6.85%, 06/01/39	600	793,686
Tosco Corp.
8.13%, 02/15/30	61	84,731
Valero Energy Corp.
4.90%, 03/15/45[a]	450	455,666
6.63%, 06/15/37[a]	1,000	1,202,200
7.50%, 04/15/32	200	254,894

		55,991,992
OIL & GAS SERVICES — 0.50%
Baker Hughes Inc.
5.13%, 09/15/40	490	549,025
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	350	350,462
4.75%, 08/01/43 (Call 02/01/43)	735	765,907
4.85%, 11/15/35 (Call 05/15/35)	600	643,824
5.00%, 11/15/45 (Call 05/15/45)	565	613,466
6.70%, 09/15/38	21	26,467
7.45%, 09/15/39	550	744,705
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	600	495,222

		4,189,078
PACKAGING & CONTAINERS — 0.09%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	253	287,175
WestRock MWV LLC
7.95%, 02/15/31	11	14,749
8.20%, 01/15/30	355	476,772

		778,696

Security	Principal (000s)	Value
PHARMACEUTICALS — 4.60%
AbbVie Inc.
4.30%, 05/14/36 (Call 11/14/35)	$1,025	$998,381
4.40%, 11/06/42	1,175	1,126,954
4.45%, 05/14/46 (Call 11/14/45)	750	725,872
4.50%, 05/14/35 (Call 11/14/34)	1,250	1,249,750
4.70%, 05/14/45 (Call 11/14/44)	1,000	1,001,700
Actavis Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	1,880	1,893,442
4.75%, 03/15/45 (Call 09/15/44)	1,030	1,044,183
4.85%, 06/15/44 (Call 12/15/43)	475	484,699
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	300	297,834
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)[a]	336	329,058
AstraZeneca PLC
4.00%, 09/18/42	450	438,476
4.38%, 11/16/45	550	566,131
6.45%, 09/15/37	1,200	1,571,412
Bristol-Myers Squibb Co.
3.25%, 08/01/42	49	43,415
4.50%, 03/01/44 (Call 09/01/43)	330	354,595
5.88%, 11/15/36	450	564,228
Cardinal Health Inc.
4.50%, 11/15/44 (Call 05/15/44)	200	199,268
4.60%, 03/15/43	475	477,631
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	400	383,656
5.50%, 03/15/27	400	480,556
5.55%, 03/15/37	166	202,118
Express Scripts Holding Co.
3.40%, 03/01/27 (Call 12/01/26)	600	569,670
4.80%, 07/15/46 (Call 01/15/46)[a]	725	705,447
6.13%, 11/15/41	350	400,176
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	5	5,188
5.38%, 04/15/34	200	234,424
6.38%, 05/15/38	1,400	1,851,094
Johnson & Johnson
3.55%, 03/01/36 (Call 09/01/35)	800	800,872
3.70%, 03/01/46 (Call 09/01/45)	1,250	1,240,350
4.38%, 12/05/33 (Call 06/05/33)	500	553,675
4.50%, 09/01/40	450	500,548

72	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.50%, 12/05/43 (Call 06/05/43)	$300	$336,519
4.85%, 05/15/41	11	12,844
4.95%, 05/15/33	261	305,566
5.85%, 07/15/38	213	279,518
5.95%, 08/15/37	200	263,352
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	550	568,299
6.00%, 03/01/41 (Call 09/01/40)	105	122,611
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	153	159,454
5.90%, 11/01/39	300	355,365
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)[a]	11	10,435
3.70%, 02/10/45 (Call 08/10/44)[a]	1,050	1,013,596
4.15%, 05/18/43	700	722,841
6.50%, 12/01/33	200	262,740
6.55%, 09/15/37	150	202,182
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	500	615,665
5.85%, 06/30/39	11	13,845
5.95%, 12/01/28[a]	350	431,378
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	200	202,424
Mylan NV
5.25%, 06/15/46 (Call 12/15/45)[a]	650	650,448
Novartis Capital Corp.
3.70%, 09/21/42	125	121,014
4.00%, 11/20/45 (Call 05/20/45)	900	917,010
4.40%, 05/06/44	800	868,048
Perrigo Co. PLC
5.30%, 11/15/43 (Call 05/15/43)	250	252,608
Perrigo Finance Unlimited Co.
4.90%, 12/15/44 (Call 06/15/44)	221	214,755
Pfizer Inc.
4.13%, 12/15/46	430	437,710
4.30%, 06/15/43	371	386,716
4.40%, 05/15/44	806	852,732
5.60%, 09/15/40	100	122,666
7.20%, 03/15/39	1,500	2,165,295
Pharmacia LLC
6.60%, 12/01/28	900	1,168,137
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[a]	400	449,216

Security	Principal (000s)	Value
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46[a]	$1,000	$870,480
Wyeth LLC
5.95%, 04/01/37	800	1,003,536
6.00%, 02/15/36	21	26,201
6.50%, 02/01/34	43	55,844
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)	490	497,350

		38,233,203
PIPELINES — 3.68%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	380	389,139
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	100	104,700
5.85%, 11/15/43 (Call 05/15/43)	250	265,158
Columbia Pipeline Group Inc.
5.80%, 06/01/45 (Call 12/01/44)	175	207,356
Enable Midstream Partners LP
5.00%, 05/15/44 (Call 11/15/43)	125	116,094
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	200	202,406
Series B
7.50%, 04/15/38	300	366,237
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	200	188,804
5.50%, 12/01/46 (Call 05/29/46)	250	270,112
Energy Transfer Partners LP
4.90%, 03/15/35 (Call 09/15/34)	220	213,532
5.15%, 02/01/43 (Call 08/01/42)	255	245,848
5.15%, 03/15/45 (Call 09/15/44)	550	536,250
5.30%, 04/15/47 (Call 10/15/46)	500	499,085
6.05%, 06/01/41 (Call 12/01/40)	50	53,675
6.13%, 12/15/45 (Call 06/15/45)	350	385,574
6.50%, 02/01/42 (Call 08/01/41)	700	789,712
6.63%, 10/15/36	135	153,992
7.50%, 07/01/38	511	623,451
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	250	238,437
5.60%, 04/01/44 (Call 10/01/43)	100	101,750
Enterprise Products Operating LLC
3.95%, 02/15/27 (Call 11/15/26)[a]	220	226,393
4.45%, 02/15/43 (Call 08/15/42)	625	610,381

SCHEDULE OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.85%, 08/15/42 (Call 02/15/42)	$225	$231,975
4.85%, 03/15/44 (Call 09/15/43)	900	932,841
4.90%, 05/15/46 (Call 11/15/45)	350	367,174
4.95%, 10/15/54 (Call 04/15/54)	400	407,044
5.10%, 02/15/45 (Call 08/15/44)	500	534,940
5.70%, 02/15/42	470	534,930
5.95%, 02/01/41	298	345,871
6.13%, 10/15/39	145	170,555
7.55%, 04/15/38	212	281,564
Series D
6.88%, 03/01/33	200	248,246
Series H
6.65%, 10/15/34	111	136,584
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	215	202,760
5.00%, 08/15/42 (Call 02/15/42)	250	244,790
5.00%, 03/01/43 (Call 09/01/42)	100	98,248
5.40%, 09/01/44 (Call 03/01/44)	210	214,672
5.50%, 03/01/44 (Call 09/01/43)	300	311,211
5.80%, 03/15/35	775	827,684
6.38%, 03/01/41	230	254,879
6.55%, 09/15/40	100	113,168
6.95%, 01/15/38	800	949,600
7.30%, 08/15/33	11	13,100
7.40%, 03/15/31	118	141,899
7.50%, 11/15/40	350	430,759
7.75%, 03/15/32	100	124,526
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	425	422,888
5.30%, 12/01/34 (Call 06/01/34)	1,450	1,494,776
5.55%, 06/01/45 (Call 12/01/44)	1,300	1,373,294
7.75%, 01/15/32	25	31,529
Magellan Midstream Partners LP
4.25%, 09/15/46 (Call 03/15/46)[a]	250	240,042
5.15%, 10/15/43 (Call 04/15/43)	250	268,972
MPLX LP
5.20%, 03/01/47 (Call 09/01/46)	250	255,897
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	350	397,327
6.20%, 09/15/43 (Call 03/15/43)	25	28,727
6.65%, 10/01/36	400	465,472
6.85%, 10/15/37	300	354,240
Phillips 66 Partners LP
4.90%, 10/01/46 (Call 04/01/46)[a]	450	443,732

Security	Principal (000s)	Value
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	$250	$232,062
4.90%, 02/15/45 (Call 08/15/44)	300	286,206
5.15%, 06/01/42 (Call 12/01/41)	400	386,416
6.65%, 01/15/37	350	393,593
Sabine Pass Liquefaction LLC
4.20%, 03/15/28[c]	105	104,898
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	285	276,108
5.95%, 09/25/43 (Call 03/25/43)	241	277,217
Sunoco Logistics Partners Operations LP
4.95%, 01/15/43 (Call 07/15/42)	750	710,730
5.30%, 04/01/44 (Call 10/01/43)	250	252,683
6.10%, 02/15/42	175	186,888
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	275	328,784
Texas Eastern Transmission LP
7.00%, 07/15/32	250	306,403
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	685	735,745
5.00%, 10/16/43 (Call 04/16/43)	310	346,382
5.60%, 03/31/34	300	347,436
5.85%, 03/15/36	100	121,632
6.10%, 06/01/40	174	217,982
6.20%, 10/15/37	425	538,352
7.25%, 08/15/38	400	554,964
7.63%, 01/15/39[a]	600	867,030
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	400	373,808
5.40%, 08/15/41 (Call 02/15/41)	26	27,723
Western Gas Partners LP
5.45%, 04/01/44 (Call 10/01/43)	300	317,625
Williams Partners LP
4.90%, 01/15/45 (Call 07/15/44)	525	515,576
5.10%, 09/15/45 (Call 03/15/45)	200	202,750
5.40%, 03/04/44 (Call 09/04/43)	600	624,978
5.80%, 11/15/43 (Call 05/15/43)	50	54,224
6.30%, 04/15/40	250	285,713

		30,557,910

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 0.54%
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)[a]	$200	$191,148
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	540	562,340
Federal Realty Investment Trust
4.50%, 12/01/44 (Call 06/01/44)	267	274,836
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	155	189,691
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	14	14,202
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	200	192,618
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	302	299,798
Realty Income Corp.
5.88%, 03/15/35	150	172,593
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)	14	13,957
4.75%, 03/15/42 (Call 09/15/41)[a]	280	298,508
6.75%, 02/01/40 (Call 11/01/39)[a]	550	738,656
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	297	281,378
5.70%, 09/30/43 (Call 03/30/43)	11	12,526
Welltower Inc.
5.13%, 03/15/43 (Call 09/15/42)	75	78,132
6.50%, 03/15/41 (Call 09/15/40)	200	244,472
Weyerhaeuser Co.
6.88%, 12/15/33	100	122,733
6.95%, 10/01/27	200	244,400
7.38%, 03/15/32	450	592,443

		4,524,431
RETAIL — 3.82%
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	200	189,086
5.17%, 08/01/44 (Call 02/01/44)	400	361,808
CVS Health Corp.
4.88%, 07/20/35 (Call 01/20/35)	700	760,886
5.13%, 07/20/45 (Call 01/20/45)	2,055	2,293,996
5.30%, 12/05/43 (Call 06/05/43)	18	20,406
Darden Restaurants Inc.
6.80%, 10/15/37	149	175,984

Security	Principal (000s)	Value
Home Depot Inc. (The)
3.50%, 09/15/56 (Call 03/15/56)	$640	$567,085
4.20%, 04/01/43 (Call 10/01/42)	146	151,860
4.25%, 04/01/46 (Call 10/01/45)	775	817,447
4.40%, 03/15/45 (Call 09/15/44)	550	591,250
4.88%, 02/15/44 (Call 08/15/43)	525	603,613
5.40%, 09/15/40 (Call 03/15/40)	21	25,395
5.88%, 12/16/36	1,350	1,724,517
5.95%, 04/01/41 (Call 10/01/40)	700	900,081
Kohl’s Corp.
5.55%, 07/17/45 (Call 01/17/45)	200	180,152
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)[a]	650	616,681
4.25%, 09/15/44 (Call 03/15/44)	300	309,090
4.38%, 09/15/45 (Call 03/15/45)	500	528,090
4.65%, 04/15/42 (Call 10/15/41)	300	325,413
5.00%, 09/15/43 (Call 03/15/43)	500	567,040
5.50%, 10/15/35	11	13,073
5.80%, 10/15/36	16	19,629
5.80%, 04/15/40 (Call 10/15/39)[a]	300	371,943
6.65%, 09/15/37	100	134,589
6.88%, 02/15/28	450	591,656
Macy’s Retail Holdings Inc.
4.50%, 12/15/34 (Call 06/15/34)	107	95,778
5.13%, 01/15/42 (Call 07/15/41)	75	68,580
6.38%, 03/15/37	150	150,545
6.70%, 07/15/34	200	201,020
6.90%, 04/01/29	500	533,615
McDonald’s Corp.
3.63%, 05/01/43	11	9,798
3.70%, 02/15/42	350	315,661
4.60%, 05/26/45 (Call 11/26/44)[a]	300	309,165
4.70%, 12/09/35 (Call 06/09/35)	1,025	1,084,276
4.88%, 07/15/40	6	6,376
4.88%, 12/09/45 (Call 06/09/45)	800	861,168
5.70%, 02/01/39	275	321,709
6.30%, 10/15/37	300	377,208
6.30%, 03/01/38	225	282,280
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	332	320,164
6.95%, 03/15/28	175	212,973
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)[a]	250	233,750
5.95%, 03/15/43	50	46,437

SCHEDULE OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Starbucks Corp.
4.30%, 06/15/45 (Call 12/15/44)	$197	$209,831
Target Corp.
3.63%, 04/15/46[a]	930	848,783
4.00%, 07/01/42	800	784,488
6.35%, 11/01/32	282	357,438
Tiffany & Co.
4.90%, 10/01/44 (Call 04/01/44)	83	78,629
Wal-Mart Stores Inc.
4.00%, 04/11/43 (Call 10/11/42)[a]	900	910,143
4.30%, 04/22/44 (Call 10/22/43)[a]	600	635,826
4.75%, 10/02/43 (Call 04/02/43)	566	635,867
4.88%, 07/08/40	168	190,307
5.00%, 10/25/40	348	400,134
5.25%, 09/01/35	1,200	1,425,540
5.63%, 04/01/40	216	268,453
5.63%, 04/15/41	300	373,728
5.88%, 04/05/27	21	26,094
6.20%, 04/15/38	1,750	2,312,905
6.50%, 08/15/37	1,300	1,759,225
7.55%, 02/15/30	533	773,431
Walgreen Co.
4.40%, 09/15/42	125	122,650
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	150	152,208
4.65%, 06/01/46 (Call 12/01/45)	350	356,237
4.80%, 11/18/44 (Call 05/18/44)	800	830,408

		31,723,598
SEMICONDUCTORS — 0.68%
Analog Devices Inc.
5.30%, 12/15/45 (Call 06/15/45)	250	277,833
Applied Materials Inc.
5.10%, 10/01/35 (Call 04/01/35)	350	395,521
5.85%, 06/15/41	250	308,590
Intel Corp.
4.00%, 12/15/32	386	406,080
4.10%, 05/19/46 (Call 11/19/45)	450	454,252
4.25%, 12/15/42	371	384,215
4.80%, 10/01/41	830	928,305
4.90%, 07/29/45 (Call 01/29/45)	1,160	1,323,293
QUALCOMM Inc.
4.65%, 05/20/35 (Call 11/20/34)	350	367,028
4.80%, 05/20/45 (Call 11/20/44)	800	838,792

		5,683,909

Security	Principal (000s)	Value
SOFTWARE — 2.64%
Fidelity National Information Services Inc.
4.50%, 08/15/46 (Call 02/15/46)	$250	$243,685
Microsoft Corp.
3.45%, 08/08/36 (Call 02/08/36)	1,500	1,434,720
3.50%, 02/12/35 (Call 08/12/34)	950	917,539
3.50%, 11/15/42	350	323,593
3.70%, 08/08/46 (Call 02/08/46)	2,200	2,077,064
3.75%, 05/01/43 (Call 11/01/42)	400	382,500
3.75%, 02/12/45 (Call 08/12/44)	428	408,714
3.95%, 08/08/56 (Call 02/08/56)	500	471,105
4.00%, 02/12/55 (Call 08/12/54)	1,175	1,119,422
4.10%, 02/06/37 (Call 08/06/36)	220	227,702
4.20%, 11/03/35 (Call 05/03/35)	400	419,660
4.45%, 11/03/45 (Call 05/03/45)	1,300	1,380,145
4.50%, 10/01/40	404	434,304
4.75%, 11/03/55 (Call 05/03/55)	1,000	1,079,690
4.88%, 12/15/43 (Call 06/15/43)[a]	354	398,360
5.20%, 06/01/39	322	378,224
5.30%, 02/08/41[a]	919	1,096,946
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)	500	516,195
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)[a]	300	296,574
3.85%, 07/15/36 (Call 01/15/36)	850	842,274
3.90%, 05/15/35 (Call 11/15/34)	1,007	1,004,895
4.00%, 07/15/46 (Call 01/15/46)[a]	1,475	1,435,676
4.13%, 05/15/45 (Call 11/15/44)	1,000	988,880
4.30%, 07/08/34 (Call 01/08/34)	900	946,332
4.38%, 05/15/55 (Call 11/15/54)	354	353,207
4.50%, 07/08/44 (Call 01/08/44)	650	679,874
5.38%, 07/15/40	919	1,079,779
6.13%, 07/08/39	725	924,230
6.50%, 04/15/38	65	85,937

		21,947,226
TELECOMMUNICATIONS — 6.77%
America Movil SAB de CV
4.38%, 07/16/42[a]	643	615,537
6.13%, 11/15/37[a]	125	144,850
6.13%, 03/30/40	1,100	1,288,958
6.38%, 03/01/35	265	314,613

76	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
AT&T Corp.
8.25%, 11/15/31	$501	$686,671
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	1,300	1,155,609
4.35%, 06/15/45 (Call 12/15/44)	829	734,129
4.50%, 05/15/35 (Call 11/15/34)[a]	1,600	1,514,064
4.50%, 03/09/48 (Call 09/09/47)[a]	2,486	2,233,373
4.55%, 03/09/49 (Call 09/09/48)	1,131	1,019,178
4.75%, 05/15/46 (Call 11/15/45)	1,700	1,588,446
4.80%, 06/15/44 (Call 12/15/43)	1,500	1,412,520
5.15%, 03/15/42	866	857,608
5.25%, 03/01/37 (Call 09/01/36)	500	516,345
5.35%, 09/01/40	657	667,440
5.45%, 03/01/47 (Call 09/01/46)	500	515,950
5.65%, 02/15/47 (Call 08/15/46)[a]	1,000	1,054,850
6.00%, 08/15/40 (Call 05/15/40)	259	283,605
6.30%, 01/15/38	608	690,500
6.35%, 03/15/40	325	369,675
6.38%, 03/01/41	500	569,740
6.50%, 09/01/37	376	439,924
AT&T Mobility LLC
7.13%, 12/15/31[a]	650	810,972
BellSouth Telecommunications LLC
6.38%, 06/01/28[a]	200	224,026
British Telecommunications PLC
9.13%, 12/15/30	1,116	1,666,523
Cisco Systems Inc.
5.50%, 01/15/40	1,075	1,328,679
5.90%, 02/15/39	700	897,106
Deutsche Telekom International Finance BV
8.75%, 06/15/30	1,579	2,332,609
9.25%, 06/01/32	219	342,299
Juniper Networks Inc.
5.95%, 03/15/41	200	215,598
Koninklijke KPN NV
8.38%, 10/01/30	501	670,163
Motorola Solutions Inc.
5.50%, 09/01/44	200	194,894
New Cingular Wireless Services Inc.
8.75%, 03/01/31	500	706,520
Orange SA
5.38%, 01/13/42	350	394,719
5.50%, 02/06/44 (Call 08/06/43)[a]	520	602,233

Security	Principal (000s)	Value
9.00%, 03/01/31	$1,030	$1,543,846
Qwest Corp.
6.88%, 09/15/33 (Call 03/31/17)	485	480,150
Rogers Communications Inc.
4.50%, 03/15/43 (Call 09/15/42)[a]	150	149,325
5.00%, 03/15/44 (Call 09/15/43)	300	322,767
5.45%, 10/01/43 (Call 04/01/43)	21	23,777
7.50%, 08/15/38	400	534,792
Telefonica Emisiones SAU
7.05%, 06/20/36	1,175	1,411,022
Telefonica Europe BV
8.25%, 09/15/30	250	337,630
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	250	235,943
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	725	613,749
4.13%, 08/15/46	145	127,238
4.27%, 01/15/36	1,250	1,182,150
4.40%, 11/01/34 (Call 05/01/34)	1,550	1,490,619
4.52%, 09/15/48	2,300	2,121,865
4.67%, 03/15/55	2,400	2,191,416
4.75%, 11/01/41	515	499,246
4.81%, 03/15/39[c]	1,078	1,073,677
4.86%, 08/21/46	2,300	2,242,431
5.01%, 04/15/49[c]	1,900	1,871,519
5.01%, 08/21/54	2,600	2,502,344
5.05%, 03/15/34 (Call 12/15/33)	851	877,364
6.00%, 04/01/41	800	907,992
6.55%, 09/15/43	1,800	2,197,620
Vodafone Group PLC
4.38%, 02/19/43	650	594,666
6.15%, 02/27/37	800	912,080
6.25%, 11/30/32	300	354,315
7.88%, 02/15/30[a]	302	404,272

		56,263,741
TEXTILES — 0.01%
Cintas Corp. No. 2
6.15%, 08/15/36[a]	100	117,300

		117,300
TOYS, GAMES & HOBBIES — 0.09%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	151	155,184
6.35%, 03/15/40	295	346,723

SCHEDULE OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)[a]	$250	$254,315

		756,222
TRANSPORTATION — 2.81%
Burlington Northern Santa Fe LLC
3.90%, 08/01/46 (Call 02/01/46)	415	408,310
4.15%, 04/01/45 (Call 10/01/44)	700	711,732
4.38%, 09/01/42 (Call 03/01/42)	287	300,661
4.40%, 03/15/42 (Call 09/15/41)	463	486,377
4.45%, 03/15/43 (Call 09/15/42)	11	11,639
4.55%, 09/01/44 (Call 03/01/44)	475	511,945
4.70%, 09/01/45 (Call 03/01/45)	275	304,122
4.90%, 04/01/44 (Call 10/01/43)	600	679,362
4.95%, 09/15/41 (Call 03/15/41)	114	128,309
5.05%, 03/01/41 (Call 09/01/40)	26	29,585
5.15%, 09/01/43 (Call 03/01/43)	173	201,465
5.40%, 06/01/41 (Call 12/01/40)	400	474,320
5.75%, 05/01/40 (Call 11/01/39)	366	450,378
6.15%, 05/01/37	161	207,769
6.20%, 08/15/36	350	448,563
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)[a]	250	222,930
3.50%, 11/15/42 (Call 05/15/42)	50	46,433
4.50%, 11/07/43 (Call 05/07/43)	150	162,039
6.20%, 06/01/36	250	325,995
6.25%, 08/01/34	111	144,013
6.38%, 11/15/37	200	266,644
6.90%, 07/15/28	350	467,033
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	197	216,257
4.80%, 08/01/45 (Call 02/01/45)[a]	100	109,655
5.75%, 03/15/33	50	57,044
5.75%, 01/15/42	150	180,890
5.95%, 05/15/37	16	19,535
6.13%, 09/15/15 (Call 03/15/15)	200	241,080
7.13%, 10/15/31	700	950,138
CSX Corp.
3.95%, 05/01/50 (Call 11/01/49)	330	303,943
4.10%, 03/15/44 (Call 09/15/43)	525	510,279
4.25%, 11/01/66 (Call 05/01/66)	500	460,895
4.40%, 03/01/43 (Call 09/01/42)	200	202,582
4.50%, 08/01/54 (Call 02/01/54)	400	395,028
4.75%, 05/30/42 (Call 11/30/41)	400	425,452

Security	Principal (000s)	Value
5.50%, 04/15/41 (Call 10/15/40)	$70	$81,535
6.00%, 10/01/36	450	548,676
6.15%, 05/01/37[a]	105	130,940
6.22%, 04/30/40	105	131,380
FedEx Corp.
3.88%, 08/01/42[a]	309	283,384
3.90%, 02/01/35	800	773,592
4.10%, 04/15/43	52	49,606
4.10%, 02/01/45	200	190,218
4.55%, 04/01/46 (Call 10/01/45)	1,200	1,228,332
4.75%, 11/15/45 (Call 05/15/45)	350	366,810
4.90%, 01/15/34	338	365,412
5.10%, 01/15/44	275	299,524
Kansas City Southern
4.30%, 05/15/43 (Call 11/15/42)	100	93,621
4.95%, 08/15/45 (Call 02/15/45)	350	356,097
Norfolk Southern Corp.
4.45%, 06/15/45 (Call 12/15/44)	441	467,081
4.65%, 01/15/46 (Call 07/15/45)[a]	350	383,131
4.80%, 08/15/43 (Call 02/15/43)	700	775,894
4.84%, 10/01/41	479	532,361
6.00%, 03/15/05	11	12,973
6.00%, 05/23/11	350	418,870
Union Pacific Corp.
3.35%, 08/15/46 (Call 02/15/46)[a]	150	136,355
3.38%, 02/01/35 (Call 08/01/34)	450	437,225
3.88%, 02/01/55 (Call 08/01/54)	450	419,827
4.05%, 11/15/45 (Call 05/15/45)	300	304,995
4.05%, 03/01/46 (Call 09/01/45)[a]	350	357,322
4.15%, 01/15/45 (Call 07/15/44)[a]	75	77,050
4.30%, 06/15/42 (Call 12/15/41)	550	575,074
4.38%, 11/15/65 (Call 05/15/65)[a]	6	6,067
4.75%, 09/15/41 (Call 03/15/41)	8	8,805
4.75%, 12/15/43 (Call 06/15/43)[a]	50	54,967
4.82%, 02/01/44 (Call 08/01/43)	370	412,602
6.63%, 02/01/29[a]	307	399,054
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)[a]	110	101,341
3.63%, 10/01/42	105	100,477
4.88%, 11/15/40 (Call 05/15/40)	305	347,307
6.20%, 01/15/38	700	925,799
United Parcel Service of America Inc.
8.38%, 04/01/30[b]	100	142,421

		23,358,527

78	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
TRUCKING & LEASING — 0.03%
GATX Corp.
4.50%, 03/30/45 (Call 09/30/44)	$50	$46,271
5.20%, 03/15/44 (Call 09/15/43)	200	205,272

		251,543
WATER — 0.18%
American Water Capital Corp.
4.00%, 12/01/46 (Call 06/01/46)	95	96,834
4.30%, 12/01/42 (Call 06/01/42)[a]	16	16,808
4.30%, 09/01/45 (Call 03/01/45)	500	526,515
6.59%, 10/15/37	239	321,730
United Utilities PLC
6.88%, 08/15/28	200	228,376
Veolia Environnement SA
6.75%, 06/01/38	225	279,074

		1,469,337

TOTAL CORPORATE BONDS & NOTES (Cost: $711,010,019)		701,475,249

FOREIGN GOVERNMENT OBLIGATIONS[d] — 5.50%

CANADA — 0.15%
Province of Quebec Canada
7.50%, 09/15/29	850	1,206,923

		1,206,923
CHILE — 0.04%
Chile Government International Bond
3.63%, 10/30/42[a]	300	295,584

		295,584
COLOMBIA — 0.71%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	200	199,566
5.00%, 06/15/45 (Call 12/15/44)[a]	1,200	1,193,796
5.63%, 02/26/44 (Call 08/26/43)	1,800	1,943,010
6.13%, 01/18/41[a]	1,000	1,130,270
7.38%, 09/18/37	800	1,012,256
10.38%, 01/28/33	300	447,309

		5,926,207
HUNGARY — 0.09%
Hungary Government International Bond
7.63%, 03/29/41[a]	500	716,100

		716,100

Security	Principal (000s)	Value
ISRAEL — 0.10%
Israel Government International Bond
4.50%, 01/30/43	$800	$823,768

		823,768
ITALY — 0.13%
Republic of Italy Government International Bond
5.38%, 06/15/33	1,021	1,108,990

		1,108,990
MEXICO — 1.29%
Mexico Government International Bond
4.35%, 01/15/47	900	808,056
4.60%, 01/23/46[a]	1,400	1,311,660
4.75%, 03/08/44	2,150	2,050,390
5.55%, 01/21/45	1,200	1,269,480
5.75%, 10/12/49	1,730	1,672,305
6.05%, 01/11/40	700	786,611
6.75%, 09/27/34	875	1,066,783
7.50%, 04/08/33	477	615,034
8.30%, 08/15/31	800	1,168,312

		10,748,631
PANAMA — 0.41%
Panama Government International Bond
6.70%, 01/26/36	1,430	1,801,400
8.88%, 09/30/27	500	701,865
9.38%, 04/01/29	600	874,554

		3,377,819
PERU — 0.55%
Peruvian Government International Bond
4.13%, 08/25/27[a]	900	972,531
5.63%, 11/18/50[a]	1,175	1,383,868
6.55%, 03/14/37[a]	400	515,600
8.75%, 11/21/33[a]	1,100	1,659,229

		4,531,228
PHILIPPINES — 1.01%
Philippine Government International Bond
3.70%, 02/02/42	600	591,084
3.95%, 01/20/40	1,400	1,443,596
5.00%, 01/13/37	1,000	1,177,600
6.38%, 01/15/32	700	911,309
6.38%, 10/23/34	1,400	1,866,606
7.75%, 01/14/31	1,200	1,718,892
9.50%, 02/02/30[a]	450	716,530

		8,425,617

SCHEDULE OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
SOUTH AFRICA — 0.22%
Republic of South Africa Government International Bond
5.00%, 10/12/46	$1,000	$963,750
5.38%, 07/24/44[a]	600	616,500
6.25%, 03/08/41	200	228,000

		1,808,250
SOUTH KOREA — 0.09%
Export-Import Bank of Korea
2.38%, 04/21/27[a]	200	187,286
Korea International Bond
4.13%, 06/10/44	500	583,365

		770,651
SUPRANATIONAL — 0.25%
Asian Development Bank
5.82%, 06/16/28	310	384,859
European Investment Bank
4.88%, 02/15/36	500	627,440
Inter-American Development Bank
3.20%, 08/07/42	200	195,228
3.88%, 10/28/41	250	273,665
4.38%, 01/24/44	300	353,100
International Bank for Reconstruction & Development
4.75%, 02/15/35	220	271,403

		2,105,695
URUGUAY — 0.46%
Uruguay Government International Bond
4.13%, 11/20/45	300	259,497
4.38%, 10/27/27[a]	1,100	1,133,935
5.10%, 06/18/50[a]	1,750	1,649,060
7.63%, 03/21/36	600	766,068

		3,808,560

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $47,652,987)		45,654,023

MUNICIPAL DEBT OBLIGATIONS — 7.68%
CALIFORNIA — 2.35%
Alameda County Joint Powers Authority RB BAB
7.05%, 12/01/44	135	189,401

Security	Principal (000s)	Value
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	$450	$620,586
Series S-1
6.79%, 04/01/30	250	307,103
7.04%, 04/01/50	700	1,005,788
Series S-3
6.91%, 10/01/50	100	143,833
California State Public Works Board RB BAB Series G-2
8.36%, 10/01/34	200	290,940
City of Los Angeles Department of Airports RB BAB
6.58%, 05/15/39	250	330,623
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	320	448,822
County of Sonoma CA RB Series A
6.00%, 12/01/29 (GTD)	300	352,242
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	250	317,125
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	300	442,716
Series E
6.60%, 08/01/42	200	280,866
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	300	373,398
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	250	366,933
Los Angeles Department of Power RB
Series A
6.60%, 07/01/50	450	640,665
Series D
6.57%, 07/01/45	200	279,462
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	800	994,264
6.76%, 07/01/34	450	609,561

80	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Regents of the University of California Medical Center Pooled Revenue RB BAB
6.55%, 05/15/48	$550	$726,385
Sacramento Municipal Utility District RB BAB
6.16%, 05/15/36	100	122,504
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	200	256,448
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	300	391,710
State of California GO BAB
7.30%, 10/01/39	845	1,197,813
7.35%, 11/01/39	550	784,107
7.50%, 04/01/34	1,400	1,997,506
7.55%, 04/01/39	1,550	2,287,273
7.60%, 11/01/40	550	824,021
7.63%, 03/01/40	300	442,716
7.95%, 03/01/36 (Call 03/01/20)	750	869,947
University of California RB
Series AD
4.86%, 05/15/12	600	592,602
Series AN
4.77%, 05/15/44 (Call 05/15/24)	300	314,898
University of California RB BAB
5.77%, 05/15/43	200	246,686
5.95%, 05/15/45	400	501,256

		19,550,200
COLORADO — 0.08%
Colorado Bridge Enterprise RB BAB Series A
6.08%, 12/01/40	200	253,610
Denver City & County School District No. 1 COP Series B
7.02%, 12/15/37	300	406,971

		660,581
CONNECTICUT — 0.16%
State of Connecticut GO Series A
5.85%, 03/15/32	200	241,442

Security	Principal (000s)	Value
State of Connecticut GO BAB
5.09%, 10/01/30	$200	$227,508
5.63%, 12/01/29	720	865,382

		1,334,332
DISTRICT OF COLUMBIA — 0.02%
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	200	204,798

		204,798
GEORGIA — 0.15%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57	350	434,990
Project P, Series 2010-A
7.06%, 04/01/57	700	802,102

		1,237,092
ILLINOIS — 0.78%
Chicago Transit Authority RB
Series A
6.90%, 12/01/40	600	756,636
Series B
6.90%, 12/01/40	225	284,830
Chicago Transit Authority RB BAB Series B
6.20%, 12/01/40	120	143,448
County of Cook IL GO BAB
6.23%, 11/15/34	200	236,080
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	400	505,428
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	500	610,585
State of Illinois GO
5.10%, 06/01/33	3,400	3,148,128
5.65%, 12/01/38	500	478,900
State of Illinois GO BAB Series 3
6.73%, 04/01/35	300	308,382

		6,472,417

SCHEDULE OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
KANSAS — 0.05%
Kansas Development Finance Authority RB Series H
4.73%, 04/15/37	$100	$104,022
State of Kansas Department of Transportation RB BAB
4.60%, 09/01/35	300	333,783

		437,805
KENTUCKY — 0.02%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	145	187,492

		187,492
MARYLAND — 0.03%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	200	251,254

		251,254
MASSACHUSETTS — 0.31%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	240	278,858
Series E
5.46%, 12/01/39	695	865,178
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB Series A
5.73%, 06/01/40	350	443,216
Massachusetts Clean Water Trust (The) RB BAB Series B
5.19%, 08/01/40	300	342,522
Massachusetts School Building Authority RB BAB Series B
5.72%, 08/15/39	300	380,022
University of Massachusetts Building Authority RB BAB
5.45%, 11/01/40	200	239,396

		2,549,192

Security	Principal (000s)	Value
MISSOURI — 0.13%
Health & Educational Facilities Authority of the State of Missouri RB
3.09%, 09/15/51	$100	$84,364
Series A
3.65%, 01/15/46	250	247,108
Missouri Highway & Transportation Commission RB BAB
5.45%, 05/01/33	300	363,921
University of Missouri RB BAB
5.79%, 11/01/41	300	393,810

		1,089,203
NEVADA — 0.02%
County of Clark Department of Aviation RB BAB Series C
6.82%, 07/01/45	120	171,192

		171,192
NEW JERSEY— 0.49%
New Jersey Economic Development Authority RB Series A
7.43%, 02/15/29 (NPFGC)	675	807,611
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	875	1,238,501
Series F
7.41%, 01/01/40	750	1,093,357
New Jersey Transportation Trust Fund Authority RB BAB Series C
5.75%, 12/15/28	700	725,774
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	200	235,582

		4,100,825
NEW YORK — 1.31%
City of New York NY GO BAB
5.85%, 06/01/40	290	378,960
5.99%, 12/01/36	145	182,926
6.27%, 12/01/37	325	431,801
Series C-1
5.52%, 10/01/37	185	228,901

82	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Housing Development Corp./NY RB
3.71%, 02/15/48	$500	$493,405
Metropolitan Transportation Authority RB BAB
6.09%, 11/15/40	250	319,095
Series 2010-A
6.67%, 11/15/39	225	301,847
Series A
5.87%, 11/15/39	350	427,347
Series B
6.65%, 11/15/39	250	332,190
Series C-1
6.69%, 11/15/40	200	267,718
Series E
6.81%, 11/15/40	200	268,444
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series G-3
5.27%, 05/01/27	450	525,357
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	200	246,866
5.57%, 11/01/38	250	306,875
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	350	435,585
5.75%, 06/15/41	275	350,716
5.88%, 06/15/44	300	390,327
6.01%, 06/15/42	200	265,414
New York State Dormitory Authority RB BAB
5.39%, 03/15/40	425	520,604
5.50%, 03/15/30	200	236,692
5.63%, 03/15/39	350	426,017
New York State Urban Development Corp. RB BAB
5.84%, 03/15/40	350	438,434
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	835	869,168
4.82%, 06/01/45 (Call 06/01/25)	100	105,631
4.93%, 10/01/51	900	1,023,453

Security	Principal (000s)	Value
Series 182
5.31%, 08/01/46 (Call 08/01/24)	$700	$759,969
Series 192
4.81%, 10/15/65	300	330,459

		10,864,201
OHIO — 0.36%
American Municipal Power Inc. RB BAB
7.50%, 02/15/50	400	553,868
8.08%, 02/15/50	600	923,868
Ohio State University (The) RB
Series A
3.80%, 12/01/46	500	492,595
4.80%, 06/01/11	200	195,540
Ohio State University (The) RB BAB
4.91%, 06/01/40	200	234,426
Ohio University RB
5.59%, 12/01/14	150	161,134
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB
4.88%, 12/01/34	400	455,252

		3,016,683
OREGON — 0.13%
Oregon School Boards Association GOL
Series B
5.55%, 06/30/28 (NPFGC)	250	292,875
5.68%, 06/30/28 (NPFGC)	500	594,850
State of Oregon Department of Transportation RB BAB Series 2010-A
5.83%, 11/15/34	175	220,070

		1,107,795
PENNSYLVANIA — 0.17%
Commonwealth Financing Authority RB Series A
4.14%, 06/01/38	500	489,065
Commonwealth of Pennsylvania GO BAB
5.45%, 02/15/30	350	409,647

SCHEDULE OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Pennsylvania Turnpike Commission RB BAB Series B
5.56%, 12/01/49	$400	$485,604

		1,384,316
SOUTH CAROLINA — 0.06%
South Carolina Public Service Authority RB Series C
5.78%, 12/01/41	400	467,196

		467,196
TEXAS — 0.87%
City of Houston TX Combined Utility System Revenue RB Series B
3.83%, 05/15/28	300	315,060
City of Houston TX GOL Series A
6.29%, 03/01/32	400	477,148
City of San Antonio TX Electric & Gas Systems Revenue RB
4.43%, 02/01/42	250	265,730
5.81%, 02/01/41	400	506,248
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	425	565,972
Dallas Convention Center Hotel Development Corp. RB BAB
7.09%, 01/01/42	250	327,898
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	250	298,183
Dallas Independent School District GO BAB
6.45%, 02/15/35 (Call 02/15/21) (PSF)	550	627,808
North Texas Tollway Authority RB BAB
6.72%, 01/01/49[a]	200	284,338
8.91%, 02/01/30 (Call 02/01/20)	550	637,598
State of Texas GO BAB
5.52%, 04/01/39	575	732,648
Series A
4.63%, 04/01/33	225	257,942
4.68%, 04/01/40	200	227,362

Security	Principal or Shares (000s)	Value
Texas Transportation Commission State Highway Fund RB BAB Series B
5.18%, 04/01/30	$825	$981,841
University of Texas System (The) RB BAB
Series B
6.28%, 08/15/41 (Call 08/15/19)	370	406,486
Series D
5.13%, 08/15/42	250	299,580

		7,211,842
UTAH — 0.04%
Utah Transit Authority RB BAB Series B
5.94%, 06/15/39	250	321,425

		321,425
VIRGINIA — 0.05%
University of Virginia RB BAB
6.20%, 09/01/39	300	417,789

		417,789
WASHINGTON — 0.10%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39	150	187,104
State of Washington GO BAB Series F
5.14%, 08/01/40	500	604,170

		791,274

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $64,722,576)		63,828,904

SHORT-TERM INVESTMENTS — 9.34%

MONEY MARKET FUNDS — 9.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[e,f,g]	66,179	66,205,493
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[e,f]	11,390	11,390,210

		77,595,703

TOTAL SHORT-TERM INVESTMENTS (Cost: $77,570,366)		77,595,703

84	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 106.96% (Cost: $900,955,948)[h]	$888,553,879
Other Assets, Less Liabilities — (6.96)%	(57,795,588)

NET ASSETS — 100.00%	$830,758,291

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PSF  —  Permanent School Fund

RB  —  Revenue Bond

VRN  —  Variable Rate Note

Insured by:

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Investments are denominated in U.S. dollars.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $901,068,631. Net unrealized depreciation was $12,514,752, of which $9,419,150 represented gross unrealized appreciation on securities and $21,933,902 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$701,475,249	$—	$701,475,249
Foreign government obligations	—	45,654,023	—	45,654,023
Municipal debt obligations	—	63,828,904	—	63,828,904
Money market funds	77,595,703	—	—	77,595,703

Total	$77,595,703	$810,958,176	$—	$888,553,879

See notes to financial statements.

SCHEDULE OF INVESTMENTS	85

Statement of Assets and Liabilities

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2017

ASSETS
Investments, at cost:
Unaffiliated	$823,385,582
Affiliated (Note 2)	77,570,366

Total cost of investments	$900,955,948

Investments in securities, at fair value (including securities on loana)(Note 1):
Unaffiliated	$810,958,176
Affiliated (Note 2)	77,595,703

Total fair value of investments	888,553,879
Cash	972
Receivables:
Dividends and interest	10,423,356

Total Assets	898,978,207

LIABILITIES
Payables:
Investment securities purchased	1,918,519
Collateral for securities on loan (Note 1)	66,172,333
Capital shares sold	1,648
Investment advisory fees (Note 2)	127,416

Total Liabilities	68,219,916

NET ASSETS	$830,758,291

Net assets consist of:
Paid-in capital	$851,999,452
Undistributed net investment income	2,903,195
Accumulated net realized loss	(11,742,287)
Net unrealized depreciation	(12,402,069)

NET ASSETS	$830,758,291

Shares outstanding[b]	13,900,000

Net asset value per share	$59.77

[a]	Securities on loan with a value of $63,854,193. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

86	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations

iSHARES® 10+ YEAR CREDIT BOND ETF

Year ended February 28, 2017

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$37,142
Interest — unaffiliated	40,746,025
Securities lending income — affiliated — net (Note 2)	232,697

Total investment income	41,015,864

EXPENSES
Investment advisory fees (Note 2)	1,907,401

Total expenses	1,907,401

Net investment income	39,108,463

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(668,465)
Investments — affiliated (Note 2)	7,823
In-kind redemptions — unaffiliated	8,001,125
Realized gain distributions from affiliated funds	938

Net realized gain	7,341,421

Net change in unrealized appreciation/depreciation	33,040,354

Net realized and unrealized gain	40,381,775

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,490,238

See notes to financial statements.

FINANCIAL STATEMENTS	87

Statements of Changes in Net Assets

iSHARES® 10+ YEAR CREDIT BOND ETF

	Year ended February 28, 2017	Year ended February 29, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$39,108,463	$34,700,930
Net realized gain (loss)	7,341,421	(13,258,830)
Net change in unrealized appreciation/depreciation	33,040,354	(71,068,547)

Net increase (decrease) in net assets resulting from operations	79,490,238	(49,626,447)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(38,936,880)	(34,627,351)

Total distributions to shareholders	(38,936,880)	(34,627,351)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	314,843,654	256,417,622
Cost of shares redeemed	(310,186,638)	(236,992,062)

Net increase in net assets from capital share transactions	4,657,016	19,425,560

INCREASE (DECREASE) IN NET ASSETS	45,210,374	(64,828,238)

NET ASSETS
Beginning of year	785,547,917	850,376,155

End of year	$830,758,291	$785,547,917

Undistributed net investment income included in net assets at end of year	$2,903,195	$2,730,710

SHARES ISSUED AND REDEEMED
Shares sold	5,200,000	4,400,000
Shares redeemed	(5,200,000)	(4,100,000)

Net increase in shares outstanding	—	300,000

See notes to financial statements.

88	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® 10+ YEAR CREDIT BOND ETF

(For a share outstanding throughout each period)

	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of year	$56.51	$62.53	$57.87	$61.05	$59.51

Income from investment operations:
Net investment income[a]	2.48	2.55	2.59	2.68	2.65
Net realized and unrealized gain (loss)[b]	3.25	(6.02)	4.59	(3.03)	1.59

Total from investment operations	5.73	(3.47)	7.18	(0.35)	4.24

Less distributions from:
Net investment income	(2.47)	(2.55)	(2.52)	(2.74)	(2.70)
Net realized gain	—	—	—	(0.09)	—

Total distributions	(2.47)	(2.55)	(2.52)	(2.83)	(2.70)

Net asset value, end of year	$59.77	$56.51	$62.53	$57.87	$61.05

Total return	10.21%	(5.53)%	12.64%	(0.41)%[c]	7.22%

Ratios/Supplemental data:
Net assets, end of year (000s)	$830,758	$785,548	$850,376	$283,548	$421,254
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	4.10%	4.40%	4.28%	4.67%	4.33%
Portfolio turnover rate[d]	10%	11%	23%	12%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been -0.43%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Notes to Financial Statements

iSHARES® 10+ YEAR CREDIT BOND ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
10+ Year Credit Bond	Diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

90	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Fund may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of February 28, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2017 and the total value of the related cash collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral

92	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2017:

Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
BNP Paribas New York Branch	$295,066	$295,066	$—
BNP Paribas Prime Brokerage Inc.	2,139,456	2,139,456	—
BNP Paribas Prime Brokerage International Ltd.	4,200,321	4,200,321	—
Citigroup Global Markets Inc.	9,224,263	9,224,263	—
Credit Suisse Securities (USA) LLC	1,391,556	1,391,556	—
Deutsche Bank Securities Inc.	1,739,979	1,739,979	—
Goldman Sachs & Co.	8,452,662	8,452,662	—
HSBC Securities (USA) Inc.	3,562,032	3,562,032	—
JPMorgan Securities LLC	16,184,766	16,184,766	—
Merrill Lynch, Pierce, Fenner & Smith	1,697,121	1,697,121	—
Morgan Stanley & Co. LLC	6,548,338	6,548,338	—
MUFG Securities Americas Inc.	1,022,840	1,022,840	—
SG Americas Securities LLC	1,580,383	1,580,383	—
Wells Fargo Securities LLC	5,815,410	5,815,410	—

	$63,854,193	$63,854,193	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued an update to amend the amortization period for certain purchased callable debt securities held at a premium. The amendments shorten the amortization period for premiums to the earliest call date, but do not require an accounting change for securities held at a discount. The amendments are effective for financial statements for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended February 28, 2017, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $77,907.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2017, the purchases and sales transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were $2,717,770 and $1,755,962, respectively.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

94	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2017 were as follows:

U.S. Government Obligations		Other Securities
Purchases	Sales	Purchases	Sales
$960,236	$975,545	$162,747,254	$93,078,147

In-kind transactions (see Note 4) for the year ended February 28, 2017 were as follows:

In-kind Purchases	In-kind Sales
$235,654,536	$296,715,559

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions,

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Mortgage-backed securities and securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than other types of bonds or securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

96	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of February 28, 2017, attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
$7,844,421	$902	$(7,845,323)

The tax character of distributions paid during the years ended February 28, 2017 and February 29, 2016 was as follows:

	2017	2016
Ordinary income	$38,936,880	$34,627,351

As of February 28, 2017, the tax components of accumulated net earnings (losses) were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
$2,903,195	$(11,629,604)	$(12,514,752)	$(21,241,161)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of February 28, 2017, the Fund had non-expiring capital loss carryforwards in the amount of $11,629,604 available to offset future realized capital gains.

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	97

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and the

Shareholders of the iShares 10+ Year Credit Bond ETF

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares 10+ Year Credit Bond ETF (constituting a fund of the iShares Trust, hereafter referred to as the “Fund”) as of February 28, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of February 28, 2017 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies were not received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 19, 2017

98	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1018-0417

APRIL 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

➢	iShares Interest Rate Hedged High Yield Bond ETF | HYGH | NYSE Arca
➢	iShares Interest Rate Hedged Corporate Bond ETF | LQDH | NYSE Arca

Fund Performance Overview

iSHARES® INTEREST RATE HEDGED HIGH YIELD BOND ETF

Performance as of April 30, 2017

The iShares Interest Rate Hedged High Yield Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, high yield corporate bonds. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ High Yield Corporate Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 6.70%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	12.46%	1.78%	12.46%	5.32%
Fund Market	12.48%	1.77%	12.48%	5.27%
Markit iBoxx USD Liquid High Yield Interest Rate Hedged Index	12.44%	2.51%	12.44%	7.53%

The inception date of the Fund was 5/27/14. The first day of secondary market trading was 5/28/14.

The Markit iBoxx® USD Liquid High Yield Interest Rate Hedged Index is an unmanaged index that reflects the duration hedged performance of U.S. dollar-denominated high yield corporate debt.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a,b]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,067.00	$0.26	$1,000.00	$1,024.50	$0.25	0.05%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY CREDIT QUALITY 1

As of 4/30/17

Moody’s Credit Rating [2]	Percentage of Total Investments [3]

Baa	0.49%
Ba	43.19
B	41.77
Caa	12.99
Ca	0.36
Not Rated	1.20

TOTAL	100.00%

ALLOCATION BY MATURITY 1

As of 4/30/17

Maturity	Percentage of Total Investments [3]

0-1 Year	0.85%
1-5 Years	36.80
5-10 Years	60.58
10-15 Years	0.90
More than 20 Years	0.87

TOTAL	100.00%

[1]	Table shown is for the iShares iBoxx $ High Yield Corporate Bond ETF, the underlying fund in which the Fund invests.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF

Performance as of April 30, 2017

The iShares Interest Rate Hedged Corporate Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, investment-grade corporate bonds. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ Investment Grade Corporate Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 3.43%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	4.74%	0.67%	4.74%	1.98%
Fund Market	4.97%	0.66%	4.97%	1.93%
Markit iBoxx USD Liquid Investment Grade Interest Rate Hedged Index	4.50%	1.24%	4.50%	3.67%

The inception date of the Fund was 5/27/14. The first day of secondary market trading was 5/28/14.

The Markit iBoxx® USD Liquid Investment Grade Interest Rate Hedged Index is an unmanaged index that is designed to reflect the duration hedged performance of U.S. dollar-denominated investment-grade corporate debt.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a,b]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,034.30	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY CREDIT QUALITY 1

As of 4/30/17

Moody’s Credit Rating [2]	Percentage of Total Investments [3]

Aaa	3.67%
Aa	10.33
A	39.41
Baa	43.27
Ba	2.99
Not Rated	0.33

TOTAL	100.00%

ALLOCATION BY MATURITY 1

As of 4/30/17

Maturity	Percentage of Total Investments [3]

1-5 Years	25.75%
5-10 Years	39.60
10-15 Years	2.44
15-20 Years	5.95
More than 20 Years	26.26

TOTAL	100.00%

[1]	Table shown is for the iShares iBoxx $ Investment Grade Corporate Bond ETF, the underlying fund in which the Fund invests.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2016 and held through April 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED HIGH YIELD BOND ETF

April 30, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 98.12%

EXCHANGE-TRADED FUNDS — 98.12%
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	2,483,348	$218,832,626

		218,832,626

TOTAL INVESTMENT COMPANIES
(Cost: $216,679,571)		218,832,626

SHORT-TERM INVESTMENTS — 25.99%

MONEY MARKET FUNDS — 25.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	55,940,440	55,962,816
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[c,d]	1,993,587	1,993,587

		57,956,403

TOTAL SHORT-TERM INVESTMENTS
(Cost: $57,954,076)		57,956,403

Value
TOTAL INVESTMENTS IN SECURITIES — 124.11%
(Cost: $274,633,647)[f]	$276,789,029
Other Assets, Less Liabilities — (24.11)%	(53,767,896)

NET ASSETS — 100.00%	$223,021,133

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Schedule 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $274,653,639. Net unrealized appreciation was $2,135,390, of which $2,203,924 represented gross unrealized appreciation on securities and $68,534 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares iBoxx $ High Yield Corporate Bond ETF	344,246	2,490,641	(351,539)	2,483,348	$218,832,626	$3,751,429	$(129,773)

Schedule 2 — Swaps Contracts (Note 5)

Centrally cleared short interest rate swaps outstanding as of April 30, 2017 were as follows:

Fixed rate [a]	Floating rate [a]	Clearinghouse	Expiration date	Notional amount	Value	Premiums paid (received)	Unrealized appreciation (depreciation)
1.01%	3-month LIBOR	Chicago Mercantile	12/08/2018	$(26,500,000)	$210,266	$95,499	$114,767
1.33%	3-month LIBOR	Chicago Mercantile	12/09/2018	(82,100,000)	234,503	104,082	130,421
1.17%	3-month LIBOR	Chicago Mercantile	12/09/2021	(20,700,000)	679,410	425,509	253,901
1.82%	3-month LIBOR	Chicago Mercantile	12/09/2021	(63,950,000)	252,916	221,476	31,440
1.44%	3-month LIBOR	Chicago Mercantile	12/08/2026	(6,860,000)	496,680	382,405	114,275
2.23%	3-month LIBOR	Chicago Mercantile	12/09/2026	(18,610,000)	49,648	98,190	(48,542)

					Net unrealized appreciation		$596,262

[a]	Fund pays the fixed rate and receives the floating rate.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED HIGH YIELD BOND ETF

April 30, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$218,832,626	$—	$—	$218,832,626
Money market funds	57,956,403	—	—	57,956,403

Total	$276,789,029	$—	$—	$276,789,029

Derivative financial instruments[a]:
Assets:
Centrally cleared interest rate swaps	$—	$644,804	$—	$644,804
Liabilities:
Centrally cleared interest rate swaps	—	(48,542)	—	(48,542)

Total	$—	$596,262	$—	$596,262

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF

April 30, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 95.46%

EXCHANGE-TRADED FUNDS — 95.46%
iShares iBoxx $ Investment Grade Corporate Bond ETF[a,b]	530,212	$63,089,926

		63,089,926

TOTAL INVESTMENT COMPANIES
(Cost: $62,481,108)		63,089,926

SHORT-TERM INVESTMENTS — 27.39%

MONEY MARKET FUNDS — 27.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	16,799,892	16,806,612
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[c,d]	1,296,646	1,296,646

		18,103,258

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,103,258)		18,103,258

Value
TOTAL INVESTMENTS IN SECURITIES — 122.85%
(Cost: $80,584,366)[f]	$81,193,184
Other Assets, Less Liabilities — (22.85)%	(15,102,745)

NET ASSETS — 100.00%	$66,090,439

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $80,584,366. Net unrealized appreciation was $608,818, of which $608,818 represented gross unrealized appreciation on securities and $ — represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares iBoxx $ Investment Grade Corporate Bond ETF	251,108	279,104	—	530,212	$63,089,926	$680,222	$—

Schedule 2 — Swaps Contracts (Note 5)

Centrally cleared short interest rate swaps outstanding as of April 30, 2017 were as follows:

Fixed rate [a]	Floating rate [a]	Clearinghouse	Expiration date	Notional amount	Value	Premiums paid (received)	Unrealized appreciation (depreciation)
1.01%	3-month LIBOR	Chicago Mercantile	12/10/2018	$(9,640,000)	$76,489	$39,183	$37,306
1.17%	3-month LIBOR	Chicago Mercantile	12/08/2021	(19,525,000)	640,844	403,436	237,408
1.44%	3-month LIBOR	Chicago Mercantile	12/08/2026	(18,430,000)	1,334,374	781,093	553,281
1.70%	3-month LIBOR	Chicago Mercantile	12/08/2036	(12,205,000)	1,607,723	1,075,947	531,776
1.77%	3-month LIBOR	Chicago Mercantile	12/08/2046	(3,670,000)	634,126	472,047	162,079

Net unrealized appreciation							$1,521,850

[a]	Fund pays the fixed rate and receives the floating rate.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF

April 30, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$63,089,926	$—	$—	$63,089,926
Money market funds	18,103,258	—	—	18,103,258

Total	$81,193,184	$—	$—	$81,193,184

Derivative financial instruments[a]:
Assets:
Centrally cleared interest rate swaps	$—	$1,521,850	$—	$1,521,850

Total	$—	$1,521,850	$—	$1,521,850

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Statements of Assets and Liabilities (Unaudited)

iSHARES® U.S. ETF TRUST

April 30, 2017

	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF

ASSETS
Investments, at cost:
Affiliated (Note 2)	$274,633,647	$80,584,366

Total cost of investments	$274,633,647	$80,584,366

Investments in securities, at fair value (including securities on loana) (Note 1):
Affiliated (Note 2)	$276,789,029	$81,193,184

Total fair value of investments	276,789,029	81,193,184
Cash pledged for centrally cleared swaps	2,189,000	1,768,000
Receivables:
Dividends	33,924	4,285

Total Assets	279,011,953	82,965,469

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	55,959,570	16,806,598
Investment advisory fees (Note 2)	8,924	5,192
Variation margin on centrally cleared swaps	22,326	63,240

Total Liabilities	55,990,820	16,875,030

NET ASSETS	$223,021,133	$66,090,439

Net assets consist of:
Paid-in capital	$222,646,124	$66,533,218
Undistributed net investment income	410,296	88,042
Accumulated net realized loss	(2,786,931)	(2,661,489)
Net unrealized appreciation	2,751,644	2,130,668

NET ASSETS	$223,021,133	$66,090,439

Shares outstanding[b]	2,450,000	700,000

Net asset value per share	$91.03	$94.41

[a]	Securities on loan with values of $54,790,637 and $16,391,943, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® U.S. ETF TRUST

Six months ended April 30, 2017

	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$3,757,271	$683,417
Securities lending income — affiliated — net (Note 2)	310,711	8,732

Total investment income	4,067,982	692,149

EXPENSES
Investment advisory fees (Note 2)	572,869	70,805

Total expenses	572,869	70,805
Less investment advisory fees waived (Note 2)	(528,802)	(47,203)

Net expenses	44,067	23,602

Net investment income	4,023,915	668,547

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	222	1,012
In-kind redemptions — affiliated (Note 2)	(129,773)	—
Swap agreements	(45,140)	(24,058)
Realized gain distributions from affiliated funds	186	65

Net realized loss	(174,505)	(22,981)

Net change in unrealized appreciation/depreciation on:
Investments	4,909,059	(19,897)
Swap agreements	388,126	783,045

Net change in unrealized appreciation/depreciation	5,297,185	763,148

Net realized and unrealized gain	5,122,680	740,167

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,146,595	$1,408,714

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statements of Changes in Net Assets

iSHARES® U.S. ETF TRUST

	iShares Interest Rate Hedged High Yield Bond ETF		iShares Interest Rate Hedged Corporate Bond ETF
	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,023,915	$2,032,552	$668,547	$983,951
Net realized loss	(174,505)	(3,408,398)	(22,981)	(1,443,885)
Net change in unrealized appreciation/depreciation	5,297,185	1,994,566	763,148	1,997,305

Net increase in net assets resulting from operations	9,146,595	618,720	1,408,714	1,537,371

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,619,389)	(1,756,097)	(580,505)	(731,888)

Total distributions to shareholders	(3,619,389)	(1,756,097)	(580,505)	(731,888)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	218,253,385	4,362,805	32,890,558	45,014,948
Cost of shares redeemed	(31,355,159)	(20,844,250)	—	(31,875,441)

Net increase (decrease) in net assets from capital share transactions	186,898,226	(16,481,445)	32,890,558	13,139,507

INCREASE (DECREASE) IN NET ASSETS	192,425,432	(17,618,822)	33,718,767	13,944,990

NET ASSETS
Beginning of period	30,595,701	48,214,523	32,371,672	18,426,682

End of period	$223,021,133	$30,595,701	$66,090,439	$32,371,672

Undistributed net investment income included in net assets at end of period	$410,296	$5,770	$88,042	$—

SHARES ISSUED AND REDEEMED
Shares sold	2,450,000	50,000	350,000	500,000
Shares redeemed	(350,000)	(250,000)	—	(350,000)

Net increase (decrease) in shares outstanding	2,100,000	(200,000)	350,000	150,000

See notes to financial statements.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

iShares Interest Rate Hedged High Yield Bond ETF

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Period from May 27, 2014[a] to Oct. 31, 2014
Net asset value, beginning of period	$87.42	$87.66	$96.93	$100.10

Income from investment operations:
Net investment income[b]	2.04	4.86	4.80	1.86
Net realized and unrealized gain (loss)[c]	3.74	(0.94)	(9.29)	(2.87)

Total from investment operations	5.78	3.92	(4.49)	(1.01)

Less distributions from:
Net investment income	(2.17)	(4.16)	(4.74)	(2.15)
Return of capital	—	—	(0.04)	(0.01)

Total distributions	(2.17)	(4.16)	(4.78)	(2.16)

Net asset value, end of period	$91.03	$87.42	$87.66	$96.93

Total return	6.70%[d]	4.73%	(4.77)%	(1.03)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$223,021	$30,596	$48,215	$43,619
Ratio of expenses to average net assets[e,f]	0.05%	0.05%	0.06%	0.06%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[e]	4.57%	5.78%	5.21%	4.41%
Portfolio turnover rate[g,h]	0%[d]	0%[i]	3%	3%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. These ratios do not include these indirect fees and expenses.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested.
[i]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	15

Financial Highlights (Continued)

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

iShares Interest Rate Hedged Corporate Bond ETF

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Period from May 27, 2014[a] to Oct. 31, 2014
Net asset value, beginning of period	$92.49	$92.13	$97.95	$100.32

Income from investment operations:
Net investment income[b]	1.32	2.74	2.95	1.32
Net realized and unrealized gain (loss)[c]	1.82	(0.29)	(5.82)	(2.36)

Total from investment operations	3.14	2.45	(2.87)	(1.04)

Less distributions from:
Net investment income	(1.22)	(2.09)	(2.81)	(1.32)
Return of capital	—	—	(0.14)	(0.01)

Total distributions	(1.22)	(2.09)	(2.95)	(1.33)

Net asset value, end of period	$94.41	$92.49	$92.13	$97.95

Total return	3.43%[d]	2.70%	(2.97)%	(1.05)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$66,090	$32,372	$18,427	$9,795
Ratio of expenses to average net assets[e,f]	0.10%	0.10%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	2.83%	3.01%	3.12%	3.09%
Portfolio turnover rate[g,h]	0%[d]	2%	8%	4%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. These ratios do not include these indirect fees and expenses.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested.

See notes to financial statements.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Interest Rate Hedged High Yield Bond	Diversified
Interest Rate Hedged Corporate Bond	Diversified

Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an exchange-traded fund of iShares Trust (an “underlying fund”), an affiliate of the Funds. The financial statements and schedules of investments for each underlying fund can be found elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

•	Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions from the underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Interest Rate Hedged High Yield Bond
Deutsche Bank Securities Inc.	$5,997,007	$5,997,007	$—
Jefferies LLC	4,793,728	4,793,728	—
Merrill Lynch, Pierce, Fenner & Smith	11,455,600	11,455,600	—
SG Americas Securities LLC	2,643,600	2,643,600	—
Wells Fargo Bank, N.A.	29,900,702	29,900,702	—

	$54,790,637	$54,790,637	$—

Interest Rate Hedged Corporate Bond
UBS AG	$16,391,943	$16,391,943	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued a new rule, Investment Company Reporting Modernization, that modernizes and enhances the reporting and disclosure of information by registered investment companies. As part of these changes, the new rule amends Regulation S-X to require standardized, enhanced disclosures related to derivatives and updates to other disclosures in investment company financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is evaluating the impact, if any, of these changes on the Funds’ financial statements.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to the iShares Interest Rate Hedged High Yield Bond ETF, BFA is entitled to an annual investment advisory fee of 0.65%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to reduce its investment advisory fee for the Fund

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

through February 28, 2022 so that the investment management fee is equal to the acquired fund fees and expenses that would have been experienced by the Fund related to its investment in the iShares iBoxx $ High Yield Corporate Bond ETF (“HYG”), after taking into account any fee waivers by HYG, plus 0.05%.

For its investment advisory services to the iShares Interest Rate Hedged Corporate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.30%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur acquired fund fees and expenses. BFA has contractually agreed to reduce its investment advisory fee for the Fund through February 28, 2022 so that the investment advisory fee is equal to the acquired fund fees and expenses that would have been experienced by the Fund related to its investment in the iShares iBoxx $ Investment Grade Corporate Bond ETF (“LQD”), after taking into account any fee waivers by LQD, plus 0.10%.

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Interest Rate Hedged High Yield Bond	$80,091
Interest Rate Hedged Corporate Bond	3,200

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2017 were as follows:

iShares ETF	Purchases
Interest Rate Hedged High Yield Bond	$2,405,896
Interest Rate Hedged Corporate Bond	1,877,691

In-kind transactions (see Note 4) for the six months ended April 30, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Interest Rate Hedged High Yield Bond	$212,451,670	$30,413,940
Interest Rate Hedged Corporate Bond	30,853,086	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	INTEREST RATE SWAPS

Interest rate swaps are used to gain or reduce exposure to or manage duration, the yield curve or interest rate risk by economically hedging the value of fixed rate bonds, which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Swap agreements are privately negotiated in the over-the-counter market. Each Fund enters into centrally cleared interest rate swaps.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the schedules of investments and cash deposited is recorded on the statements of assets and liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

recorded as a receivable or payable for variation margin in the statements of assets and liabilities. Payments received from (paid to) the CCP, including at termination, are recorded as realized gain (loss) in the statements of operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the statements of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

The following table shows the value of interest rate swaps held as of April 30, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
Centrally cleared interest rate swaps:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$644,804	$1,521,850

[a]	Represents cumulative appreciation of centrally cleared interest rate swaps as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

Liabilities
	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
Centrally cleared interest rate swaps:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$48,542	$—

[a]	Represents cumulative appreciation of centrally cleared interest rate swaps as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on interest rate swaps held during the six months ended April 30, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
Centrally cleared interest rate swaps:
Swap agreements	$(45,140)	$(24,058)

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

	Net Change in Unrealized Appreciation/Depreciation
	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
Centrally cleared interest rate swaps:
Swap agreements	$388,126	$783,045

The following table shows the average quarter-end balances of open interest rate swaps for the six months ended April 30, 2017:

	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
Average notional value – pays fixed rate	$148,996,667	$46,063,333

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2016, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Interest Rate Hedged High Yield Bond	$2,592,434
Interest Rate Hedged Corporate Bond	2,638,508

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. The Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	25

Supplemental Information (Unaudited)

iSHARES® U.S. ETF TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Interest Rate Hedged High Yield Bond	$2.170395	$—	$—	$2.170395	100%	—%	—%		100%
Interest Rate Hedged Corporate Bond	1.219242	—	0.004803	1.224045	100	—	0	[a]	100

[a]	Rounds to less than 1%.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Financial Information

Schedules of Investments (Unaudited)

April 30, 2017

Statements of Assets and Liabilities (Unaudited)

April 30, 2017

Audited Financial Statements

February 28, 2017

iShares Trust

iShares iBoxx $ High Yield Corporate Bond ETF  |  HYG  |  NYSE Arca

iShares iBoxx $ Investment Grade Corporate Bond ETF  |  LQD  |  NYSE Arca

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.60%

ADVERTISING — 0.43%
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)[a]	$12,925	$13,513,346
5.38%, 01/15/24 (Call 01/15/19)[a]	12,040	12,684,601
5.75%, 02/01/26 (Call 02/01/21)[a]	8,958	9,710,619
5.88%, 02/01/22 (Call 05/30/17)[a]	9,196	9,524,527
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 05/30/17)[a]	12,455	12,937,631
5.63%, 02/15/24 (Call 02/15/19)	11,342	11,891,378
5.88%, 03/15/25 (Call 09/15/19)[a]	12,486	13,200,050

		83,462,152
AEROSPACE & DEFENSE — 1.19%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)[a]	27,745	29,028,206
5.40%, 04/15/21 (Call 01/15/21)	28,920	30,922,710
5.72%, 02/23/19	5,344	5,650,746
5.87%, 02/23/22[a]	11,695	12,672,832
6.15%, 08/15/20[a]	18,947	20,696,350
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a,b]	25,527	26,802,252
Meccanica Holdings USA Inc.
6.25%, 07/15/19[a,b]	8,850	9,508,219
TransDigm Inc.
5.50%, 10/15/20 (Call 05/30/17)[a]	10,182	10,379,931
6.00%, 07/15/22 (Call 07/15/17)[a]	26,806	27,526,387
6.38%, 06/15/26 (Call 06/15/21)[a]	21,127	21,304,551
6.50%, 07/15/24 (Call 07/15/19)[a]	24,412	25,068,585

Security	Principal (000s)	Value
6.50%, 05/15/25 (Call 05/15/20)[a,b]	$1,950	$1,993,875
6.50%, 05/15/25 (Call 05/15/20)	9,486	9,723,150

		231,277,794
AIRLINES — 0.28%
Air Canada
7.75%, 04/15/21[a,b]	8,517	9,634,892
American Airlines Group Inc.
4.63%, 03/01/20[a,b]	10,888	11,030,905
5.50%, 10/01/19[b]	18,769	19,557,298
6.13%, 06/01/18[a]	6,928	7,156,832
Continental Airlines Inc. Pass Through Trust Series 2012-3, Class C
6.13%, 04/29/18	6,173	6,364,568

		53,744,495
APPAREL — 0.25%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)[a,b]	22,144	21,994,572
4.88%, 05/15/26 (Call 02/15/26)[a,b]	20,411	20,310,909
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)[a]	6,737	6,947,531

		49,253,012
AUTO MANUFACTURERS — 0.72%
Fiat Chrysler Automobiles NV
4.50%, 04/15/20[a]	30,263	31,057,404
5.25%, 04/15/23[a]	31,722	32,568,137
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[a,b]	10,000	10,150,000
4.13%, 12/15/18[b]	12,312	12,576,194
4.25%, 11/15/19[a,b]	10,090	10,391,994
5.63%, 02/01/23 (Call 02/01/18)[a,b]	10,067	10,494,847
Navistar International Corp.
8.25%, 11/01/21 (Call 05/30/17)	31,307	31,717,122

		138,955,698

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
AUTO PARTS & EQUIPMENT — 1.36%
Allison Transmission Inc.
5.00%, 10/01/24 (Call 10/01/19)[a,b]	$21,735	$22,149,323
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 05/30/17)[a]	8,422	8,643,453
6.25%, 04/01/25 (Call 04/01/20)[a,b]	14,805	14,730,975
6.50%, 04/01/27 (Call 04/01/22)[b]	11,300	11,215,250
6.63%, 10/15/22 (Call 10/15/17)[a]	13,149	13,520,712
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 04/15/20)[a,b]	4,000	4,084,318
Dana Inc.
5.38%, 09/15/21 (Call 05/30/17)[a]	2,421	2,514,305
5.50%, 12/15/24 (Call 12/15/19)[a]	8,600	8,741,094
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)[a]	15,270	15,270,000
5.00%, 05/31/26 (Call 05/31/21)[a]	19,894	20,441,085
5.13%, 11/15/23 (Call 11/15/18)[a]	22,110	23,180,843
7.00%, 05/15/22 (Call 05/15/17)[a]	12,491	12,946,922
Schaeffler Finance BV
4.25%, 05/15/21 (Call 05/24/17)[a,b]	11,950	12,204,806
4.75%, 05/15/23 (Call 05/15/18)[a,b]	12,000	12,510,000
ZF North America Capital Inc.
4.00%, 04/29/20[a,b]	21,684	22,485,102
4.50%, 04/29/22[b]	23,894	25,088,700
4.75%, 04/29/25[b]	32,796	34,036,099

		263,762,987

Security	Principal (000s)	Value
BANKS — 1.19%
BPCE SA VRN, (3 mo. LIBOR US + 12.980%)
12.50%, 08/29/49 (Call 09/30/19)[a,b]	$8,800	$10,648,000
Credit Agricole SA VRN, (3 mo. LIBOR US + 6.982%)
8.38%, 10/29/49 (Call 10/13/19)[a,b]	22,037	24,587,269
Fifth Third Bancorp. VRN, (3 mo. LIBOR US + 3.033%)
5.10%, 12/29/49 (Call 06/30/23)[a]	13,951	13,713,833
Royal Bank of Scotland Group PLC
5.13%, 05/28/24[a]	48,845	50,088,081
6.00%, 12/19/23[a]	43,187	46,529,782
6.10%, 06/10/23	21,170	22,800,154
6.13%, 12/15/22[a]	49,715	53,399,085
Royal Bank of Scotland NV (The)
4.65%, 06/04/18[a]	9,030	9,236,785

		231,002,989
BEVERAGES — 0.12%
Cott Beverages Inc.
5.38%, 07/01/22 (Call 07/01/17)[a]	9,830	10,153,943
Cott Holdings Inc.
5.50%, 04/01/25 (Call 04/01/20)[b]	12,375	12,576,094

		22,730,037
BIOTECHNOLOGY — 0.02%
Concordia International Corp.
7.00%, 04/15/23 (Call 04/15/18)[a,b]	12,126	1,879,542
9.50%, 10/21/22 (Call 12/15/18)[b]	14,670	2,860,650

		4,740,192
BUILDING MATERIALS — 0.53%
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 09/01/19)[a,b]	19,089	19,790,255

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Standard Industries Inc./NJ
5.00%, 02/15/27 (Call 02/15/22)[b]	$11,600	$11,645,313
5.13%, 02/15/21 (Call 02/15/18)[a,b]	10,123	10,558,500
5.38%, 11/15/24 (Call 11/15/19)[a,b]	24,891	25,917,754
5.50%, 02/15/23 (Call 02/15/19)[a,b]	10,815	11,213,052
6.00%, 10/15/25 (Call 10/15/20)[a,b]	22,814	24,308,317

		103,433,191
CHEMICALS — 1.72%
Ashland LLC
3.88%, 04/15/18 (Call 03/15/18)[a]	10,900	11,049,875
4.75%, 08/15/22 (Call 05/15/22)[a]	23,755	24,742,317
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)[a]	14,624	17,693,516
10.00%, 10/15/25 (Call 10/15/20)[a]	9,972	12,278,025
CF Industries Inc.
3.45%, 06/01/23[a]	16,275	15,176,437
7.13%, 05/01/20	16,600	18,110,759
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)[a]	25,900	27,713,000
7.00%, 05/15/25 (Call 05/15/20)[a]	18,080	19,865,400
Hexion Inc.
6.63%, 04/15/20 (Call 05/30/17)[a]	31,439	29,474,062
10.38%, 02/01/22 (Call 02/01/19)[a,b]	9,935	10,133,700
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 05/30/17)	10,677	8,318,527

Security	Principal (000s)	Value
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	$13,206	$13,882,808
5.13%, 11/15/22 (Call 08/15/22)[a]	7,700	8,106,776
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[a,b]	9,846	10,079,843
5.25%, 08/01/23 (Call 08/01/18)[b]	8,675	8,848,500
Olin Corp.
5.13%, 09/15/27 (Call 03/15/22)[a]	10,850	11,288,931
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a,b]	23,996	24,685,885
10.38%, 05/01/21 (Call 05/01/18)[b]	11,097	12,289,928
Tronox Finance LLC
6.38%, 08/15/20 (Call 05/30/17)[a]	20,750	21,055,264
7.50%, 03/15/22 (Call 03/15/18)[a,b]	11,634	12,194,371
WR Grace & Co.-Conn
5.13%, 10/01/21[a,b]	14,639	15,718,626

		332,706,550
COAL — 0.38%
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 05/30/17)[a]	39,699	38,508,030
8.00%, 04/01/23 (Call 04/01/18)[a]	10,450	10,972,500
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[b]	23,450	17,675,438
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)[b]	840	856,800
6.38%, 03/31/25 (Call 03/31/20)[a,b]	5,870	5,958,050

		73,970,818

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 3.46%
ADT Corp. (The)
3.50%, 07/15/22[a]	$22,888	$22,208,151
4.13%, 06/15/23	15,119	14,728,797
6.25%, 10/15/21	21,191	23,204,781
APX Group Inc.
6.38%, 12/01/19 (Call 05/30/17)[a]	9,664	10,002,240
7.88%, 12/01/22 (Call 12/01/18)	12,000	13,110,000
8.75%, 12/01/20 (Call 05/30/17)[a]	18,574	19,270,525
Ashtead Capital Inc.
5.63%, 10/01/24 (Call 10/01/19)[a,b]	10,735	11,459,612
6.50%, 07/15/22 (Call 07/15/17)[a,b]	18,270	19,000,800
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[a,b]	8,107	7,881,524
5.50%, 04/01/23 (Call 04/01/18)[a]	14,186	13,866,815
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 05/29/17)[b]	21,450	15,551,250
Herc Rentals Inc.
7.50%, 06/01/22 (Call 06/01/19)[a,b]	11,900	12,918,154
7.75%, 06/01/24 (Call 06/01/19)[a,b]	12,050	13,138,266
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)[a,b]	17,340	14,895,060
5.88%, 10/15/20 (Call 05/30/17)[a]	15,007	13,967,594
6.25%, 10/15/22 (Call 10/15/17)[a]	10,565	9,746,212
6.75%, 04/15/19 (Call 05/30/17)[a]	7,633	7,613,917
7.38%, 01/15/21 (Call 05/30/17)[a]	11,086	10,670,275

Security	Principal (000s)	Value
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[b]	$24,792	$25,790,971
Laureate Education Inc.
10.00%, 09/01/19 (Call 05/30/17)[a,b]	24,404	25,624,200
Nielsen Co. Luxembourg Sarl (The)
5.00%, 02/01/25 (Call 02/01/20)[a,b]	12,015	12,030,019
5.50%, 10/01/21 (Call 05/30/17)[a,b]	13,686	14,186,011
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 05/30/17)	16,809	17,120,807
5.00%, 04/15/22 (Call 05/30/17)[a,b]	50,000	51,375,000
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[a,b]	67,599	73,744,594
RR Donnelley & Sons Co.
6.00%, 04/01/24[a]	9,870	9,203,775
7.88%, 03/15/21[a]	9,921	10,644,923
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)[a]	8,524	8,801,030
5.38%, 05/15/24 (Call 05/15/19)[a]	18,568	19,635,660
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[a,b]	16,229	16,693,740
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)[a]	20,402	21,101,789
5.50%, 07/15/25 (Call 07/15/20)[a]	19,574	20,426,998
5.50%, 05/15/27 (Call 05/15/22)	21,160	21,774,243

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
5.75%, 11/15/24 (Call 05/15/19)[a]	$17,983	$18,938,347
5.88%, 09/15/26 (Call 09/15/21)	21,084	22,246,471
6.13%, 06/15/23 (Call 12/15/17)	19,918	20,803,244
7.63%, 04/15/22 (Call 05/30/17)	6,673	6,955,170

		670,330,965
COMPUTERS — 1.70%
Dell Inc.
4.63%, 04/01/21[a]	8,586	8,824,620
5.65%, 04/15/18	8,044	8,301,562
5.88%, 06/15/19	13,348	14,145,304
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/18)[a,b]	33,921	35,956,260
7.13%, 06/15/24 (Call 06/15/19)[a,b]	34,522	38,009,847
EMC Corp.
2.65%, 06/01/20	44,423	43,479,011
3.38%, 06/01/23 (Call 03/01/23)[a]	21,494	20,687,975
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 05/30/17)[b]	17,317	16,710,905
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)[a]	9,573	10,014,387
NCR Corp.
4.63%, 02/15/21 (Call 05/30/17)[a]	10,803	11,062,645
5.00%, 07/15/22 (Call 07/15/17)[a]	12,486	12,764,097
5.88%, 12/15/21 (Call 12/15/17)	8,285	8,662,533
6.38%, 12/15/23 (Call 12/15/18)[a]	15,357	16,400,795
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)[a]	72,439	85,296,923

		330,316,864

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.26%
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[a,b]	$11,293	$12,107,037
Avon Products Inc.
6.60%, 03/15/20[a]	8,353	8,499,177
7.00%, 03/15/23[a]	9,643	9,281,387
Edgewell Personal Care Co.
4.70%, 05/19/21[a]	11,024	11,703,814
4.70%, 05/24/22[a]	8,940	9,528,163

		51,119,578
DISTRIBUTION & WHOLESALE — 0.26%
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a,b]	26,191	27,656,614
5.75%, 04/15/24 (Call 04/15/19)[b]	21,567	22,846,044

		50,502,658
DIVERSIFIED FINANCIAL SERVICES — 5.10%
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)[a]	6,650	6,764,147
4.63%, 12/15/18[a]	9,816	10,154,259
5.00%, 04/01/23[a]	10,695	11,416,913
5.13%, 03/15/21[a]	11,455	12,221,848
5.50%, 02/15/22	11,507	12,468,933
6.25%, 12/01/19[a]	10,840	11,746,766
Ally Financial Inc.
3.25%, 02/13/18[a]	1,147	1,154,527
3.25%, 11/05/18[a]	14,231	14,337,733
3.50%, 01/27/19[a]	16,519	16,725,488
3.60%, 05/21/18	15,955	16,175,977
3.75%, 11/18/19	16,506	16,793,039
4.13%, 03/30/20	15,490	15,841,817
4.13%, 02/13/22[a]	13,921	13,985,016
4.25%, 04/15/21[a]	13,232	13,502,326
4.63%, 05/19/22[a]	8,383	8,546,364
4.63%, 03/30/25	11,611	11,464,502
4.75%, 09/10/18	14,175	14,588,859
5.13%, 09/30/24[a]	15,738	16,033,088
5.75%, 11/20/25 (Call 10/20/25)[a]	23,758	24,308,729
7.50%, 09/15/20	10,005	11,278,236

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
8.00%, 12/31/18	$9,155	$9,903,136
8.00%, 03/15/20[a]	17,705	19,982,816
CIT Group Inc.
3.88%, 02/19/19[a]	20,502	21,040,177
5.00%, 08/15/22	26,364	28,362,391
5.00%, 08/01/23[a]	16,035	17,237,625
5.25%, 03/15/18	24,294	25,044,857
5.38%, 05/15/20[a]	16,187	17,421,259
5.50%, 02/15/19[b]	11,905	12,574,656
6.63%, 04/01/18[b]	11,901	12,433,315
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 05/30/17)[a]	26,121	26,431,187
5.88%, 02/01/22 (Call 08/01/17)[a]	29,154	29,962,659
6.00%, 08/01/20 (Call 05/30/17)[a]	35,937	37,194,795
6.25%, 02/01/22 (Call 02/01/19)[a,b]	15,035	15,636,400
6.75%, 02/01/24 (Call 02/01/20)[a,b]	11,221	11,697,893
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[a,b]	15,260	13,372,996
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 05/30/17)[a,b]	9,230	9,139,143
7.38%, 04/01/20 (Call 05/30/17)[a,b]	12,150	12,514,500
7.50%, 04/15/21 (Call 10/15/17)[a,b]	8,250	8,507,813
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 05/30/17)	7,338	7,411,380
6.50%, 07/01/21 (Call 05/30/17)	11,952	12,120,414
7.88%, 10/01/20 (Call 05/30/17)	9,750	10,107,338
Navient Corp.
4.88%, 06/17/19[a]	20,849	21,500,531
5.00%, 10/26/20[a]	10,612	10,797,710

Security	Principal (000s)	Value
5.50%, 01/15/19[a]	$23,825	$24,778,000
5.50%, 01/25/23[a]	20,728	20,468,900
5.88%, 03/25/21[a]	10,714	11,088,990
5.88%, 10/25/24[a]	9,650	9,408,750
6.13%, 03/25/24[a]	17,965	17,830,262
6.50%, 06/15/22	14,335	14,818,806
6.63%, 07/26/21[a]	18,643	19,761,580
7.25%, 01/25/22[a]	15,659	16,676,835
7.25%, 09/25/23[a]	12,113	12,627,803
8.00%, 03/25/20[a]	32,235	35,539,087
8.45%, 06/15/18	31,997	34,156,797
OneMain Financial Holdings LLC
6.75%, 12/15/19 (Call 05/30/17)[b]	17,286	18,150,300
7.25%, 12/15/21 (Call 12/15/17)[b]	17,200	17,863,591
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a,b]	26,589	26,921,362
Springleaf Finance Corp.
5.25%, 12/15/19	15,003	15,203,665
6.90%, 12/15/17[a]	3,037	3,114,823
7.75%, 10/01/21[a]	16,300	17,522,500
8.25%, 12/15/20[a]	21,332	23,281,508

		989,117,117
ELECTRIC — 2.86%
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)[a]	14,917	15,017,224
5.50%, 03/15/24 (Call 03/15/19)	15,624	16,019,926
5.50%, 04/15/25 (Call 04/15/20)[a]	11,709	12,009,102
6.00%, 05/15/26 (Call 05/15/21)[a]	11,174	11,779,259
7.38%, 07/01/21 (Call 06/01/21)	19,658	22,360,975
8.00%, 06/01/20	8,950	10,337,250
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)[a,b]	13,353	13,417,801
5.38%, 01/15/23 (Call 10/15/18)[a]	29,442	29,000,370

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
5.50%, 02/01/24 (Call 02/01/19)[a]	$14,785	$14,244,004
5.75%, 01/15/25 (Call 10/15/19)[a]	32,867	31,707,173
5.88%, 01/15/24 (Call 11/01/18)[a,b]	10,401	10,927,984
6.00%, 01/15/22 (Call 05/30/17)[a,b]	15,180	15,855,510
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)[a]	16,538	17,612,970
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)	9,731	8,563,280
6.75%, 11/01/19 (Call 05/30/17)[a]	43,098	43,679,052
7.38%, 11/01/22 (Call 11/01/18)[a]	38,949	37,293,667
7.63%, 11/01/24 (Call 11/01/19)[a]	26,300	24,163,125
8.00%, 01/15/25 (Call 01/15/20)[a,b]	16,520	15,188,262
Enel SpA VRN, (5 year USD Swap + 5.880%)
8.75%, 09/24/73 (Call 09/24/23)[a,b]	25,457	29,548,304
GenOn Energy Inc.
9.50%, 10/15/18	10,830	6,667,165
9.88%, 10/15/20 (Call 05/30/17)[a]	8,500	5,270,000
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)	8,325	8,455,078
5.00%, 05/01/18 (Call 04/01/18)[a]	6,400	6,580,032
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)[a]	21,482	21,816,165
6.25%, 05/01/24 (Call 05/01/19)[a]	16,101	16,044,646
6.63%, 03/15/23 (Call 09/15/17)[a]	18,616	18,895,240
6.63%, 01/15/27 (Call 07/15/21)[a]	24,595	24,410,537

Security	Principal (000s)	Value
7.25%, 05/15/26 (Call 05/15/21)[a]	$24,284	$24,918,696
7.88%, 05/15/21 (Call 05/30/17)[a]	823	843,575
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[a]	15,138	11,789,096
4.63%, 07/15/19 (Call 04/15/19)[a,b]	4,701	4,630,485
6.50%, 05/01/18	6,125	6,232,188
6.50%, 06/01/25 (Call 06/01/20)[a]	13,645	10,847,775
9.50%, 07/15/22 (Call 07/15/20)[b]	8,000	7,398,400

		553,524,316
ELECTRONICS — 0.02%
Ingram Micro Inc.
5.45%, 12/15/24 (Call 09/15/24)	3,225	3,216,938

		3,216,938
ENERGY – ALTERNATE SOURCES — 0.11%
TerraForm Power Operating LLC
6.38%, 02/01/23 (Call 02/01/18)[b,c]	20,939	21,645,691

		21,645,691
ENGINEERING & CONSTRUCTION — 0.31%
AECOM
5.13%, 03/15/27 (Call 12/15/26)[a,b]	21,635	21,672,862
5.75%, 10/15/22 (Call 10/15/17)	17,210	18,098,466
5.88%, 10/15/24 (Call 07/15/24)[a]	19,105	20,499,665

		60,270,993
ENTERTAINMENT — 1.93%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)[a]	13,274	13,605,850
5.88%, 11/15/26 (Call 11/15/21)[a,b]	13,423	13,590,788

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
6.13%, 05/15/27 (Call 05/15/22)[b]	$10,580	$10,790,655
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	17,247	17,457,796
5.13%, 12/15/22 (Call 12/15/17)	5,852	6,023,903
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[a]	8,871	9,102,158
4.38%, 04/15/21[a]	7,674	8,027,963
4.88%, 11/01/20 (Call 08/01/20)[a]	20,951	22,312,815
5.38%, 11/01/23 (Call 08/01/23)	10,658	11,428,282
5.38%, 04/15/26	20,320	21,357,493
International Game Technology
7.50%, 06/15/19	11,083	12,126,187
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[b]	11,080	11,696,059
6.25%, 02/15/22 (Call 08/15/21)[b]	31,913	34,883,902
6.50%, 02/15/25 (Call 08/15/24)[a,b]	23,428	25,682,945
Regal Entertainment Group
5.75%, 03/15/22 (Call 05/30/17)	16,912	17,609,620
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a,b]	44,803	47,939,210
10.00%, 12/01/22 (Call 12/01/18)[a]	48,732	52,874,220
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)[b]	15,330	15,464,138
5.50%, 04/15/27 (Call 04/15/22)[a,b]	8,970	9,133,229
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 05/30/17)[b]	11,701	12,345,842

		373,453,055

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.32%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 05/30/17)	$18,055	$18,491,209
5.25%, 08/01/20 (Call 05/30/17)[a]	16,913	17,246,561
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)[a]	8,707	8,749,447
5.88%, 07/01/25 (Call 07/01/20)	10,715	10,715,000
6.38%, 10/01/22 (Call 05/30/17)[a]	7,187	7,394,910

		62,597,127
FOOD — 1.30%
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)[a,b]	27,699	26,836,004
6.63%, 06/15/24 (Call 06/15/19)[a,b]	26,955	27,561,488
B&G Foods Inc.
4.63%, 06/01/21 (Call 05/30/17)	2,925	2,970,906
5.25%, 04/01/25 (Call 04/01/20)	10,400	10,647,000
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)[a,b]	19,219	19,843,618
4.88%, 11/01/26 (Call 11/01/21)[a,b]	18,147	18,707,907
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)[a,b]	38,360	38,142,894
5.50%, 03/01/25 (Call 03/01/20)[a,b]	21,189	22,142,505
5.75%, 03/01/27 (Call 03/01/22)[a,b]	16,600	17,243,250
6.00%, 12/15/22 (Call 06/15/18)[b]	12,620	13,377,200
7.75%, 03/15/24 (Call 09/15/18)[b]	16,881	18,737,910

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
8.00%, 07/15/25 (Call 07/15/20)[a,b]	$7,880	$8,949,429
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 05/30/17)	7,654	7,922,759
6.00%, 02/15/24 (Call 02/15/19)[b]	17,765	18,956,063

		252,038,933
FOOD SERVICE — 0.20%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)[a]	12,478	12,717,162
5.00%, 04/01/25 (Call 04/01/20)[b]	3,925	4,101,625
5.13%, 01/15/24 (Call 01/15/19)	20,479	21,605,345

		38,424,132
GAS — 0.40%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)[a]	12,950	13,061,000
5.63%, 05/20/24 (Call 03/20/24)	12,414	12,632,655
5.75%, 05/20/27 (Call 02/20/27)	11,250	11,247,443
5.88%, 08/20/26 (Call 05/20/26)[a]	14,617	14,852,243
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/20)[b]	11,000	10,230,000
7.50%, 11/01/23 (Call 11/01/19)[b]	15,425	15,425,000

		77,448,341
HEALTH CARE – PRODUCTS — 0.96%
Alere Inc.
6.38%, 07/01/23 (Call 07/01/18)[b]	8,615	9,379,581
6.50%, 06/15/20 (Call 05/30/17)	6,586	6,742,418
7.25%, 07/01/18 (Call 05/30/17)[a]	7,050	7,094,063

Security	Principal (000s)	Value
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[b]	$21,611	$19,233,790
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[a,b]	21,986	23,167,747
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/18)[a,b]	11,465	12,225,580
12.50%, 11/01/21 (Call 05/01/19)[a,b]	8,180	9,164,746
Mallinckrodt International Finance SA
4.75%, 04/15/23[a]	12,345	10,524,112
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 05/30/17)[a,b]	14,705	14,649,856
5.50%, 04/15/25 (Call 04/15/20)[a,b]	14,865	13,452,825
5.63%, 10/15/23 (Call 10/15/18)[a,b]	16,185	15,382,975
5.75%, 08/01/22 (Call 08/01/17)[a,b]	18,683	18,299,724
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 05/30/17)[b]	28,102	25,924,095

		185,241,512
HEALTH CARE – SERVICES — 7.70%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 02/15/18)	14,349	14,779,470
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	21,791	22,608,162
4.75%, 01/15/25 (Call 01/15/20)	26,605	27,037,331
5.63%, 02/15/21 (Call 02/15/18)	32,601	34,108,796

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
6.13%, 02/15/24 (Call 02/15/19)	$21,964	$23,666,210
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 05/30/17)[a]	22,281	22,058,190
6.25%, 03/31/23 (Call 03/31/20)	38,050	38,672,201
6.88%, 02/01/22 (Call 02/01/18)[a]	65,098	53,780,960
7.13%, 07/15/20 (Call 05/30/17)[a]	26,224	23,532,919
8.00%, 11/15/19 (Call 05/30/17)[a]	42,564	41,249,504
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)[a]	33,722	34,025,498
5.13%, 07/15/24 (Call 07/15/19)[a]	38,082	39,064,790
5.75%, 08/15/22 (Call 08/15/17)[a]	26,478	27,453,103
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 07/01/17)[a,b]	15,875	16,152,813
5.63%, 07/15/22 (Call 07/15/17)[a]	24,712	25,422,470
6.25%, 12/01/24 (Call 12/01/19)[a,b]	12,317	12,948,246
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[a,b]	11,095	11,374,686
4.75%, 10/15/24 (Call 07/17/24)[a,b]	8,960	9,143,680
5.63%, 07/31/19[a,b]	17,358	18,459,148
5.88%, 01/31/22[a,b]	13,249	14,477,292
6.50%, 09/15/18[a,b]	5,340	5,639,369
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[a,b]	12,302	13,433,345
HCA Holdings Inc.
6.25%, 02/15/21[a]	20,787	22,501,927

Security	Principal (000s)	Value
HCA Inc.
3.75%, 03/15/19[a]	$26,565	$27,063,094
4.25%, 10/15/19[a]	12,674	13,133,433
4.50%, 02/15/27 (Call 08/15/26)[a]	25,220	25,396,288
4.75%, 05/01/23[a]	25,326	26,533,113
5.00%, 03/15/24[a]	43,092	45,731,385
5.25%, 04/15/25[a]	28,915	31,034,909
5.25%, 06/15/26 (Call 12/15/25)	31,694	33,731,861
5.38%, 02/01/25[a]	55,983	58,292,299
5.88%, 03/15/22[a]	29,368	32,491,622
5.88%, 05/01/23[a]	26,007	28,300,817
5.88%, 02/15/26 (Call 08/15/25)[a]	31,482	33,547,849
6.50%, 02/15/20	63,562	69,763,109
7.50%, 02/15/22	43,143	49,631,707
8.00%, 10/01/18[a]	8,300	8,958,413
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)[a]	25,989	26,483,792
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 05/30/17)[a]	10,895	10,513,675
8.00%, 01/15/20[a]	16,231	16,835,605
8.75%, 01/15/23 (Call 01/15/18)[a]	14,784	15,172,080
LifePoint Health Inc.
5.38%, 05/01/24 (Call 05/01/19)[a,b]	10,965	10,992,413
5.50%, 12/01/21 (Call 05/30/17)[a]	23,692	24,532,988
5.88%, 12/01/23 (Call 12/01/18)[a]	12,055	12,386,513
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (Call 06/01/19)[b]	34,872	37,487,400
Tenet Healthcare Corp.
4.38%, 10/01/21[a]	21,734	21,662,087
4.50%, 04/01/21[a]	18,873	18,874,332
4.75%, 06/01/20[a]	10,531	10,684,874
5.00%, 03/01/19[a]	24,242	24,257,272
5.50%, 03/01/19[a]	7,026	7,096,260

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
6.00%, 10/01/20[a]	$38,340	$40,304,925
6.25%, 11/01/18[a]	18,000	18,889,020
6.75%, 06/15/23[a]	40,431	38,611,605
7.50%, 01/01/22 (Call 01/01/19)[a,b]	15,785	16,851,027
8.00%, 08/01/20 (Call 05/30/17)[a]	16,811	17,012,290
8.13%, 04/01/22[a]	59,781	60,752,441
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)[a]	26,644	27,709,760

		1,492,310,368
HOLDING COMPANIES – DIVERSIFIED — 0.41%
HRG Group Inc.
7.75%, 01/15/22 (Call 05/30/17)[a]	18,933	19,997,981
7.88%, 07/15/19 (Call 05/30/17)[a]	19,771	20,644,232
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)[a]	14,205	15,268,102
Noble Group Ltd.
6.75%, 01/29/20[b]	24,030	22,882,568

		78,792,883
HOME BUILDERS — 1.42%
Beazer Homes USA Inc.
8.75%, 03/15/22 (Call 03/15/19)[a]	11,275	12,491,291
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 05/29/17)[a,b]	11,964	12,380,871
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[a,b]	9,859	10,278,007
CalAtlantic Group Inc.
5.25%, 06/01/26 (Call 12/01/25)	2,775	2,847,596
5.88%, 11/15/24 (Call 05/15/24)[a]	6,370	6,847,750
8.38%, 05/15/18	8,452	8,895,730
8.38%, 01/15/21[a]	7,855	9,209,095

Security	Principal (000s)	Value
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 05/30/17)[a,b]	$13,295	$12,897,479
KB Home
4.75%, 05/15/19 (Call 02/15/19)[a]	8,327	8,574,208
7.00%, 12/15/21 (Call 09/15/21)[a]	8,393	9,347,704
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	12,515	12,718,369
4.50%, 06/15/19 (Call 04/16/19)	10,373	10,715,309
4.50%, 11/15/19 (Call 08/15/19)[a]	10,744	11,079,750
4.50%, 04/30/24 (Call 01/31/24)	13,950	14,057,415
4.75%, 04/01/21 (Call 02/01/21)[a]	10,392	10,871,071
4.75%, 11/15/22 (Call 08/15/22)[a]	12,238	12,727,520
4.75%, 05/30/25 (Call 02/28/25)	10,360	10,539,181
4.88%, 12/15/23 (Call 09/15/23)	8,622	8,927,948
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)[a]	14,395	14,894,826
5.00%, 01/15/27 (Call 10/15/26)[a]	13,357	13,514,422
5.50%, 03/01/26 (Call 12/01/25)[a]	14,768	15,561,780
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 05/30/17)[b]	10,523	10,792,652
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)[a]	7,430	7,600,890
5.88%, 02/15/22 (Call 11/15/21)[a]	7,507	8,253,947

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	$8,931	$9,176,603
5.88%, 06/15/24[a]	8,773	9,207,263

		274,408,677
HOME FURNISHINGS — 0.11%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)[a]	12,184	12,054,545
5.63%, 10/15/23 (Call 10/15/18)	9,844	10,080,256

		22,134,801
HOUSEHOLD PRODUCTS & WARES — 0.29%
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (Call 08/15/18)[b]	17,715	17,923,151
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)	23,655	25,268,609
6.63%, 11/15/22 (Call 11/15/17)[a]	12,149	12,786,823

		55,978,583
INSURANCE — 0.51%
Genworth Holdings Inc.
4.80%, 02/15/24	8,620	7,097,579
4.90%, 08/15/23	8,538	7,145,831
6.52%, 05/22/18[a]	9,490	9,522,232
7.20%, 02/15/21	7,929	7,512,727
7.63%, 09/24/21	15,878	15,123,795
7.70%, 06/15/20	8,450	8,320,715
HUB International Ltd.
7.88%, 10/01/21 (Call 05/30/17)[b]	27,508	28,879,274
Voya Financial Inc. VRN, (3 mo. LIBOR US + 3.580%)
5.65%, 05/15/53 (Call 05/15/23)[a]	14,990	15,577,109

		99,179,262
INTERNET — 0.93%
Netflix Inc.
4.38%, 11/15/26[a,b]	23,340	22,989,900
5.38%, 02/01/21[a]	8,555	9,163,474
5.50%, 02/15/22[a]	14,987	16,069,543
5.75%, 03/01/24	7,940	8,498,493

Security	Principal (000s)	Value
5.88%, 02/15/25	$16,901	$18,337,585
Symantec Corp.
5.00%, 04/15/25 (Call 04/15/20)[a,b]	1,920	1,984,800
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)[a]	15,823	16,264,462
5.25%, 04/01/25 (Call 01/01/25)[a]	10,128	10,567,483
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)[b]	24,804	26,295,264
6.00%, 04/01/23 (Call 04/01/18)[a]	28,767	30,672,814
6.38%, 05/15/25 (Call 05/15/20)[a]	18,596	20,094,140

		180,937,958
IRON & STEEL — 1.17%
AK Steel Corp.
7.00%, 03/15/27 (Call 03/15/22)[a]	9,400	9,317,750
7.63%, 10/01/21 (Call 10/01/17)[a]	9,137	9,491,059
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)[a]	11,255	11,159,107
7.88%, 08/15/23 (Call 05/15/23)[a]	10,913	11,281,314
ArcelorMittal
6.00%, 08/05/20[a]	14,150	15,276,694
6.13%, 06/01/25[a]	10,819	12,090,232
6.25%, 03/01/21	18,255	19,884,259
7.00%, 02/25/22[a]	24,127	27,334,885
Cliffs Natural Resources Inc.
5.75%, 03/01/25 (Call 03/01/20)[a,b]	10,990	10,555,249
8.25%, 03/31/20 (Call 03/31/18)[b]	10,605	11,536,914
Commercial Metals Co.
7.35%, 08/15/18[a]	5,720	6,031,025
Steel Dynamics Inc.
5.00%, 12/15/26 (Call 12/15/21)[a,b]	8,590	8,813,009

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
5.13%, 10/01/21 (Call 10/01/17)[a]	$15,584	$16,061,260
5.25%, 04/15/23 (Call 04/15/18)	7,490	7,789,600
5.50%, 10/01/24 (Call 10/01/19)[a]	9,500	10,037,014
U.S. Steel Corp.
7.38%, 04/01/20[a]	8,557	9,153,984
7.50%, 03/15/22 (Call 05/30/17)[a]	7,641	7,774,718
8.38%, 07/01/21 (Call 07/01/18)[a,b]	21,310	23,438,245

		227,026,318
LEISURE TIME — 0.28%
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[a,b]	12,668	12,958,309
4.75%, 12/15/21 (Call 12/15/18)[a,b]	14,769	15,119,764
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[a]	13,469	14,862,233
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[a,b]	10,997	11,365,399

		54,305,705
LODGING — 2.07%
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)[a]	16,454	17,739,386
6.88%, 05/15/23 (Call 05/15/18)[a]	16,024	17,262,218
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 05/30/17)	18,441	19,142,680
11.00%, 10/01/21 (Call 05/30/17)[a]	22,248	24,139,080
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)[a,b]	11,324	12,060,060

Security	Principal (000s)	Value
10.75%, 09/01/24 (Call 09/01/19)[a,b]	$13,050	$13,875,413
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)[a,b]	22,603	22,744,269
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)[b]	19,070	19,594,425
4.88%, 04/01/27 (Call 04/01/22)[a,b]	9,850	10,090,777
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[b]	15,055	15,732,475
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)[a]	10,598	10,571,505
5.25%, 03/31/20[a]	11,040	11,673,267
6.00%, 03/15/23	29,246	31,805,025
6.63%, 12/15/21[a]	26,613	29,873,093
6.75%, 10/01/20[a]	22,436	24,935,121
7.75%, 03/15/22	21,135	24,675,113
8.63%, 02/01/19	15,933	17,588,539
11.38%, 03/01/18	6,970	7,517,180
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	10,675	10,599,789
5.38%, 03/15/22 (Call 05/30/17)[a]	17,666	18,151,815
5.50%, 03/01/25 (Call 12/01/24)[a,b]	39,567	40,852,927

		400,624,157
MACHINERY — 0.78%
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.25%, 03/15/24 (Call 03/15/20)[a,b]	25,740	26,851,731
CNH Industrial Capital LLC
3.38%, 07/15/19[a]	10,581	10,719,770

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
3.63%, 04/15/18[a]	$8,270	$8,376,459
3.88%, 07/16/18[a]	9,635	9,812,645
3.88%, 10/15/21[a]	9,698	9,728,600
4.38%, 11/06/20[a]	13,158	13,610,939
4.38%, 04/05/22[a]	7,100	7,233,041
4.88%, 04/01/21	11,353	11,920,650
CNH Industrial NV
4.50%, 08/15/23[a]	12,470	12,725,628
Vertiv Group Corp.
9.25%, 10/15/24 (Call 10/15/19)[a,b]	15,750	16,950,937
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[a]	22,015	23,803,719

		151,734,119
MANUFACTURING — 0.99%
Bombardier Inc.
4.75%, 04/15/19[a,b]	12,110	12,386,229
5.75%, 03/15/22[b]	11,100	11,030,319
6.00%, 10/15/22 (Call 05/29/17)[a,b]	24,995	24,912,111
6.13%, 01/15/23[b]	26,955	26,820,225
7.50%, 03/15/25 (Call 03/15/20)[a,b]	33,953	35,453,451
7.75%, 03/15/20[a,b]	18,260	19,740,152
8.75%, 12/01/21[a,b]	30,950	34,401,479
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a,b]	26,395	26,559,969

		191,303,935
MEDIA — 12.35%
Altice Financing SA
6.50%, 01/15/22 (Call 05/30/17)[b]	18,280	19,194,000
6.63%, 02/15/23 (Call 02/15/18)[b]	43,554	46,167,240
7.50%, 05/15/26 (Call 05/15/21)[a,b]	58,569	63,254,520
Altice Finco SA
8.13%, 01/15/24 (Call 12/15/18)[a,b]	7,650	8,228,761

Security	Principal (000s)	Value
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)[a,b]	$32,469	$34,660,657
7.75%, 05/15/22 (Call 05/30/17)[a,b]	61,268	65,020,665
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[b]	22,182	23,180,190
5.50%, 05/15/26 (Call 05/15/21)[b]	33,801	34,981,054
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)[a]	13,845	14,090,434
5.00%, 04/01/24 (Call 04/01/20)	23,199	23,504,067
Cablevision Systems Corp.
5.88%, 09/15/22[a]	14,193	14,517,181
7.75%, 04/15/18	12,763	13,369,243
8.00%, 04/15/20[a]	11,060	12,352,693
CBS Radio Inc.
7.25%, 11/01/24 (Call 11/01/19)[a,b]	8,880	9,634,800
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)[a]	22,568	23,470,720
5.13%, 05/01/23 (Call 05/01/18)[a,b]	24,413	25,481,069
5.13%, 05/01/27 (Call 05/01/22)[b]	49,428	50,416,560
5.25%, 03/15/21 (Call 05/30/17)[a]	9,355	9,628,454
5.25%, 09/30/22 (Call 09/30/17)[a]	25,664	26,561,555
5.38%, 05/01/25 (Call 05/01/20)[a,b]	14,531	15,075,913
5.50%, 05/01/26 (Call 05/01/21)[a,b]	30,574	32,028,500
5.75%, 09/01/23 (Call 03/01/18)[a]	10,275	10,770,402
5.75%, 01/15/24 (Call 07/15/18)	19,811	20,851,077
5.75%, 02/15/26 (Call 02/15/21)[a,b]	52,461	55,537,313

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
5.88%, 04/01/24 (Call 04/01/19)[a,b]	$36,973	$39,607,326
5.88%, 05/01/27 (Call 05/01/21)[b]	17,596	18,656,571
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 05/30/17)[a,b]	26,463	27,074,825
6.38%, 09/15/20 (Call 05/30/17)[b]	22,016	22,690,350
7.75%, 07/15/25 (Call 07/15/20)[b]	11,861	13,187,276
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)[a]	51,665	53,281,919
Series B
7.63%, 03/15/20 (Call 05/30/17)[a]	38,173	38,602,446
CSC Holdings LLC
5.25%, 06/01/24	16,605	16,822,858
5.50%, 04/15/27 (Call 04/15/22)[a,b]	27,745	28,716,075
6.63%, 10/15/25 (Call 10/15/20)[a,b]	20,723	22,562,166
6.75%, 11/15/21[a]	22,741	24,974,830
8.63%, 02/15/19[a]	10,351	11,374,620
10.13%, 01/15/23 (Call 01/15/19)[a,b]	37,556	43,564,960
10.88%, 10/15/25 (Call 10/15/20)[b]	44,013	52,905,461
DISH DBS Corp.
4.25%, 04/01/18[a]	21,189	21,512,132
5.00%, 03/15/23[a]	31,645	31,709,081
5.13%, 05/01/20[a]	23,151	24,163,856
5.88%, 07/15/22[a]	45,472	48,086,640
5.88%, 11/15/24[a]	43,125	45,281,250
6.75%, 06/01/21[a]	41,890	45,575,080
7.75%, 07/01/26	43,192	50,588,630
7.88%, 09/01/19	29,009	32,181,859
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)[a,b]	12,875	12,953,859

Security	Principal (000s)	Value
5.88%, 07/15/26 (Call 07/15/21)[a,b]	$16,332	$16,912,369
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 05/30/17)	30,084	24,709,379
9.00%, 03/01/21 (Call 05/30/17)	30,440	23,075,861
9.00%, 09/15/22 (Call 09/15/17)	17,715	13,219,819
10.63%, 03/15/23 (Call 03/15/18)[a]	19,578	14,934,750
11.25%, 03/01/21 (Call 05/30/17)[b]	11,032	8,465,528
11.25%, 03/01/21 (Call 05/30/17)	10,911	8,372,677
LIN Television Corp.
5.88%, 11/15/22 (Call 11/15/17)	9,653	10,058,081
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)[a,b]	22,094	22,594,208
Quebecor Media Inc.
5.75%, 01/15/23[a]	17,746	18,636,634
SFR Group SA
6.00%, 05/15/22 (Call 05/29/17)[a,b]	84,678	88,283,869
6.25%, 05/15/24 (Call 05/15/19)[a,b]	28,090	29,090,847
7.38%, 05/01/26 (Call 05/01/21)[a,b]	109,666	115,423,465
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)[a,b]	9,482	9,431,034
5.38%, 04/01/21 (Call 05/15/17)	14,116	14,521,835
5.63%, 08/01/24 (Call 08/01/19)[a,b]	10,969	11,410,807
6.13%, 10/01/22 (Call 10/01/17)[a]	12,699	13,277,457
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 05/30/17)[a,b]	10,057	10,162,808
4.63%, 05/15/23 (Call 05/15/18)[a,b]	14,101	14,368,599

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
5.38%, 04/15/25 (Call 04/15/20)[b]	$21,130	$21,657,967
5.38%, 07/15/26 (Call 07/15/21)[a,b]	20,558	21,067,668
5.75%, 08/01/21 (Call 05/30/17)[a,b]	12,626	13,099,475
6.00%, 07/15/24 (Call 07/15/19)[a,b]	31,705	33,924,350
TEGNA Inc.
5.13%, 10/15/19 (Call 05/30/17)[a]	15,518	15,902,071
5.13%, 07/15/20 (Call 05/30/17)[a]	12,807	13,209,886
6.38%, 10/15/23 (Call 10/15/18)[a]	13,937	14,805,159
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[a]	23,885	25,091,670
Unitymedia GmbH
6.13%, 01/15/25 (Call 01/15/20)[a,b]	21,066	22,356,952
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.00%, 01/15/25 (Call 01/15/20)[a,b]	12,035	12,460,905
5.50%, 01/15/23 (Call 01/15/18)[a,b]	21,434	22,270,413
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a,b]	26,710	27,047,075
5.13%, 02/15/25 (Call 02/15/20)[a,b]	33,571	33,356,985
6.75%, 09/15/22 (Call 09/15/17)[a,b]	23,816	24,947,260
UPCB Finance IV Ltd.
5.38%, 01/15/25 (Call 01/15/20)[b]	24,045	24,467,290
Viacom Inc.
VRN, (3 mo. LIBOR US + 3.895%)
5.88%, 02/28/57 (Call 02/28/22)[a]	15,200	15,684,295

Security	Principal (000s)	Value
VRN, (3 mo. LIBOR US + 3.899%)
6.25%, 02/28/57 (Call 02/28/27)[a]	$13,700	$14,093,875
Videotron Ltd.
5.00%, 07/15/22[a]	17,233	18,268,703
5.38%, 06/15/24 (Call 03/15/24)[a,b]	12,257	12,807,952
Videotron Ltd./Videotron Ltee
5.13%, 04/15/27 (Call 04/15/22)[b]	9,985	10,147,256
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)[a,b]	8,905	9,060,838
6.00%, 10/15/24 (Call 10/15/19)[a,b]	10,185	10,690,219
6.38%, 04/15/23 (Call 04/15/18)[b]	10,755	11,264,518
Virgin Media Secured Finance PLC
5.25%, 01/15/21[a]	9,465	10,048,044
5.25%, 01/15/26 (Call 01/15/20)[a,b]	20,348	20,572,337
5.50%, 01/15/25 (Call 01/15/19)[a,b]	8,372	8,606,881
5.50%, 08/15/26 (Call 08/15/21)[a,b]	15,754	16,156,200
Ziggo Bond Finance BV
5.88%, 01/15/25 (Call 01/15/20)[a,b]	8,550	8,760,835
6.00%, 01/15/27 (Call 01/15/22)[a,b]	13,540	13,770,745
Ziggo Secured Finance BV
5.50%, 01/15/27 (Call 01/15/22)[a,b]	43,112	44,007,419

		2,394,606,408
METAL FABRICATE & HARDWARE — 0.31%
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[a,b]	32,180	33,064,950
6.25%, 08/15/24 (Call 08/15/19)[b]	24,843	26,147,258

		59,212,208

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
MINING — 2.42%
Alcoa Nederland Holding BV
6.75%, 09/30/24 (Call 09/30/19)[a,b]	$15,950	$17,317,143
7.00%, 09/30/26 (Call 09/30/21)[a,b]	11,525	12,735,125
Aleris International Inc.
9.50%, 04/01/21 (Call 04/01/18)[b]	15,658	16,773,632
Anglo American Capital PLC
3.63%, 05/14/20[b]	16,442	16,630,710
4.13%, 04/15/21[b]	11,473	11,739,747
4.13%, 09/27/22[a,b]	12,386	12,633,720
4.45%, 09/27/20[b]	8,850	9,179,662
4.75%, 04/10/27[a,b]	12,000	12,330,000
4.88%, 05/14/25[b]	12,647	13,184,497
9.38%, 04/08/19[b]	16,416	18,447,480
Constellium NV
5.75%, 05/15/24 (Call 05/15/19)[a,b]	5,553	5,185,692
6.63%, 03/01/25 (Call 03/01/20)[a,b]	13,715	13,509,275
7.88%, 04/01/21 (Call 04/01/18)[a,b]	9,230	9,958,247
8.00%, 01/15/23 (Call 01/15/18)[a,b]	8,930	9,201,488
FMG Resources August 2006 Pty Ltd.
6.88%, 04/01/22 (Call 05/29/17)[a,b]	9,497	9,841,266
9.75%, 03/01/22 (Call 03/01/18)[b]	5,553	6,389,421
Freeport-McMoRan Inc.
2.38%, 03/15/18	23,079	22,976,832
3.10%, 03/15/20	21,738	21,520,620
3.55%, 03/01/22 (Call 12/01/21)[a]	41,598	39,050,122
3.88%, 03/15/23 (Call 12/15/22)[a]	41,342	38,241,350
4.00%, 11/14/21[a]	14,714	14,401,397
4.55%, 11/14/24 (Call 08/14/24)[a]	18,221	17,113,364
6.50%, 11/15/20 (Call 05/30/17)[b]	11,125	11,401,138

Security	Principal (000s)	Value
6.75%, 02/01/22 (Call 02/01/18)[a,b]	$7,802	$8,118,956
6.88%, 02/15/23 (Call 02/15/20)[b]	13,150	13,774,625
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	9,464	9,852,700
5.95%, 03/15/24 (Call 12/15/23)[a]	10,707	11,453,278
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a,b]	11,484	12,101,265
7.88%, 11/01/22 (Call 11/01/18)[b]	8,745	9,608,569
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	14,100	13,892,730
4.75%, 01/15/22 (Call 10/15/21)	14,749	15,260,913
8.50%, 06/01/24 (Call 06/01/19)[b]	12,894	14,904,968

		468,729,932
OFFICE & BUSINESS EQUIPMENT — 0.20%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)[a]	11,387	11,693,445
5.00%, 09/01/25 (Call 03/01/20)	14,470	14,816,412
5.50%, 12/01/24 (Call 06/01/24)[a]	11,687	12,433,994

		38,943,851
OIL & GAS — 9.05%
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)[a,b]	12,750	12,526,875
5.13%, 12/01/22 (Call 06/01/17)[a]	23,679	24,093,146
5.38%, 11/01/21 (Call 05/30/17)[a]	20,333	20,993,822
5.63%, 06/01/23 (Call 06/01/18)[a]	16,171	16,656,130

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.00%, 04/01/22 (Call 04/01/20)[a,b]	$7,110	$7,341,075
California Resources Corp.
8.00%, 12/15/22 (Call 12/15/18)[b]	49,272	37,604,248
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 05/30/17)[a]	19,078	16,144,757
11.50%, 01/15/21 (Call 04/15/18)[a,b]	8,623	10,001,140
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)[a]	14,018	14,123,135
7.50%, 09/15/20 (Call 05/30/17)[a]	13,581	13,988,430
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	9,235	9,093,459
3.80%, 09/15/23 (Call 06/15/23)	8,710	8,760,068
5.70%, 10/15/19	24,700	26,546,570
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 05/30/17)	2,100	1,925,034
6.13%, 02/15/21	5,000	4,915,909
6.63%, 08/15/20[a]	3,961	4,000,610
8.00%, 12/15/22 (Call 12/15/18)[a,b]	51,645	54,485,475
8.00%, 01/15/25 (Call 01/15/20)[a,b]	21,944	21,642,270
Citgo Holding Inc.
10.75%, 02/15/20[a,b]	32,575	34,806,387
Concho Resources Inc.
4.38%, 01/15/25 (Call 01/15/20)	13,175	13,372,625
5.50%, 10/01/22 (Call 10/01/17)	13,250	13,750,850
5.50%, 04/01/23 (Call 10/01/17)[a]	32,989	34,118,415

Security	Principal (000s)	Value
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)[a]	$21,757	$20,397,187
4.50%, 04/15/23 (Call 01/15/23)[a]	34,165	33,737,937
5.00%, 09/15/22 (Call 05/30/17)[a]	42,328	42,751,280
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	11,894	8,177,125
5.50%, 05/01/22 (Call 05/30/17)	15,920	11,860,400
9.00%, 05/15/21 (Call 12/15/18)[a,b]	12,858	13,565,190
Diamond Offshore Drilling Inc.
5.88%, 05/01/19[a]	13,275	13,770,442
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)[a,b]	9,936	9,911,160
5.38%, 05/31/25 (Call 05/31/20)[a,b]	10,475	10,841,625
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[a]	11,695	9,648,375
5.20%, 03/15/25 (Call 12/15/24)[a]	11,965	10,119,871
8.00%, 01/31/24 (Call 10/31/23)[a]	10,318	10,240,615
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)[a]	12,366	9,336,330
8.00%, 11/29/24 (Call 11/30/19)[a,b]	10,645	11,124,025
8.00%, 02/15/25 (Call 02/15/20)[b]	21,345	18,943,687
9.38%, 05/01/20 (Call 05/30/17)[a]	26,628	25,165,071
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)[a,b]	13,950	13,709,362
6.38%, 05/15/25 (Call 05/15/20)[a,b]	13,070	13,013,146

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a,b]	$9,648	$9,078,768
5.75%, 10/01/25 (Call 04/01/20)[b]	12,350	11,973,325
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a,b]	23,574	19,222,633
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 05/30/17)[a]	9,700	9,724,250
7.38%, 05/01/22 (Call 05/30/17)[a]	10,676	11,089,695
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[b]	17,651	15,577,007
6.50%, 01/15/25 (Call 01/15/20)[a,b]	16,000	15,820,000
7.00%, 03/31/24 (Call 09/30/18)[a,b]	21,031	18,706,637
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)[a]	10,500	10,148,972
4.70%, 12/01/22 (Call 09/01/22)[a]	12,509	12,227,548
6.88%, 08/15/24 (Call 08/15/19)[a]	12,120	12,884,234
Nabors Industries Inc.
4.63%, 09/15/21	16,760	16,927,600
5.00%, 09/15/20[a]	14,759	15,185,535
5.50%, 01/15/23 (Call 11/15/22)[a,b]	14,000	14,111,458
6.15%, 02/15/18	6,617	6,801,330
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)[a]	14,975	15,667,594
5.63%, 07/01/24[a]	21,435	22,654,223
5.75%, 01/30/22[a]	16,228	17,194,436
Noble Holding International Ltd.
3.95%, 03/15/22	1,250	1,068,750
7.70%, 04/01/25 (Call 01/01/25)[a]	9,461	8,528,205

Security	Principal (000s)	Value
7.75%, 01/15/24 (Call 10/15/23)[a]	$22,345	$20,278,087
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[a]	21,126	21,425,286
Pacific Drilling SA
5.38%, 06/01/20 (Call 05/30/17)[a,b]	10,019	4,796,596
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)[b]	10,685	10,765,138
5.38%, 01/15/25 (Call 01/15/20)[a,b]	14,521	14,629,907
6.25%, 06/01/24 (Call 06/01/19)[a,b]	8,700	9,146,652
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)[a]	10,184	10,328,797
8.25%, 02/15/20 (Call 05/30/17)[a]	12,832	13,126,601
Permian Resources LLC
13.00%, 11/30/20 (Call 11/30/18)[b]	11,487	13,422,445
Permian Resources LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 05/30/17)[b]	14,707	11,875,903
7.38%, 11/01/21 (Call 07/31/17)[b]	12,750	10,300,938
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)[a]	8,025	7,683,938
6.63%, 11/15/20 (Call 05/29/17)	3,178	3,226,642
Puma International Financing SA
6.75%, 02/01/21 (Call 05/29/17)[b]	21,020	21,742,487
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	13,362	13,144,867

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
5.38%, 10/01/22 (Call 07/01/22)	$11,214	$11,072,657
6.88%, 03/01/21[a]	13,311	14,074,995
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)[a]	16,981	16,386,665
5.00%, 08/15/22 (Call 05/15/22)[a,b]	12,299	12,129,889
5.00%, 03/15/23 (Call 12/15/22)[a,b]	15,745	15,532,085
5.75%, 06/01/21 (Call 03/01/21)[a,b]	10,130	10,378,380
Rice Energy Inc.
7.25%, 05/01/23 (Call 05/01/18)[a]	2,620	2,829,600
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	11,787	11,050,313
7.38%, 06/15/25 (Call 03/15/25)[a]	10,889	10,752,888
RSP Permian Inc.
5.25%, 01/15/25 (Call 01/15/20)[a,b]	6,820	6,907,873
6.63%, 10/01/22 (Call 10/01/17)[a]	9,755	10,303,719
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[a]	27,064	24,898,880
7.75%, 06/15/21 (Call 06/15/17)[a]	12,661	12,240,726
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/18)[b]	10,160	10,758,594
6.88%, 06/30/23 (Call 06/30/18)[a,b]	9,200	9,752,000
8.25%, 05/15/20 (Call 05/30/17)[a,b]	2,229	2,325,126
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)[a]	10,355	9,751,498
5.63%, 06/01/25 (Call 06/01/20)[a]	10,598	10,136,987
6.13%, 11/15/22 (Call 11/15/18)[a]	12,670	12,844,932

Security	Principal (000s)	Value
6.75%, 09/15/26 (Call 09/15/21)[a]	$10,134	$10,218,450
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[a]	20,972	19,539,642
5.80%, 01/23/20 (Call 12/23/19)[a]	18,553	18,726,934
6.70%, 01/23/25 (Call 10/23/24)[a]	22,863	22,677,810
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)	12,331	12,747,171
6.25%, 04/15/21 (Call 04/15/18)	16,638	17,482,032
6.38%, 04/01/23 (Call 04/01/18)[a]	20,115	21,422,475
Tesoro Corp.
4.75%, 12/15/23 (Call 10/15/23)[a,b]	17,860	18,730,675
5.13%, 12/15/26 (Call 09/15/26)[a,b]	17,365	18,450,312
5.38%, 10/01/22 (Call 10/01/17)[a]	9,197	9,534,497
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)[a]	11,247	10,407,429
6.00%, 03/15/18[a]	12,551	12,817,709
6.50%, 11/15/20[a]	9,060	9,156,263
8.13%, 12/15/21[a]	13,965	14,495,875
9.00%, 07/15/23 (Call 07/15/20)[a,b]	27,599	29,548,179
Tullow Oil PLC
6.00%, 11/01/20 (Call 05/09/17)[b]	13,420	13,050,950
6.25%, 04/15/22 (Call 05/30/17)[b]	13,970	13,288,962
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)[b]	14,785	14,951,331
7.13%, 04/15/25 (Call 04/15/20)[b]	7,585	7,513,929

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)[a]	$19,090	$19,280,900
5.75%, 03/15/21 (Call 12/15/20)[a]	19,008	18,889,200
6.25%, 04/01/23 (Call 01/01/23)[a]	10,746	10,793,067
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)[a]	10,280	10,044,746
6.00%, 01/15/22 (Call 10/15/21)	23,676	23,853,570
7.50%, 08/01/20 (Call 07/01/20)	11,345	12,054,063
8.25%, 08/01/23 (Call 06/01/23)	11,337	12,664,737

		1,754,158,457
OIL & GAS SERVICES — 0.54%
CGG SA
6.50%, 06/01/21 (Call 05/29/17)[a]	10,602	5,026,264
6.88%, 01/15/22 (Call 07/15/17)[a]	8,168	3,851,672
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (Call 10/15/20)[a,b]	11,633	12,538,863
Transocean Proteus Ltd.
6.25%, 12/01/24 (Call 12/01/20)[a,b]	11,250	11,520,298
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[a]	13,168	12,476,680
7.75%, 06/15/21 (Call 05/15/21)[a]	16,499	17,488,940
8.25%, 06/15/23 (Call 03/15/23)[a]	16,343	17,711,726
9.63%, 03/01/19	9,194	10,100,266
9.88%, 02/15/24 (Call 11/15/23)[a,b]	11,585	13,470,459

		104,185,168

Security	Principal (000s)	Value
PACKAGING & CONTAINERS — 2.62%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 03/15/19)[a,b]	$8,625	$8,747,906
4.63%, 05/15/23 (Call 05/15/19)[a,b]	20,822	21,259,955
6.00%, 06/30/21 (Call 06/30/17)[a,b]	9,400	9,740,750
6.00%, 02/15/25 (Call 02/15/20)[a,b]	32,730	33,834,637
7.25%, 05/15/24 (Call 05/15/19)[a,b]	35,045	37,928,482
Ball Corp.
4.00%, 11/15/23[a]	21,083	21,399,245
4.38%, 12/15/20[a]	20,636	21,711,330
5.00%, 03/15/22[a]	15,894	16,966,845
5.25%, 07/01/25	23,068	24,913,440
Berry Plastics Corp.
5.13%, 07/15/23 (Call 07/15/18)[a]	15,099	15,630,610
5.50%, 05/15/22 (Call 05/30/17)[a]	10,318	10,782,310
6.00%, 10/15/22 (Call 10/15/18)	8,324	8,833,845
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)[a,b]	25,075	25,309,120
7.25%, 04/15/25 (Call 04/15/20)[a,b]	22,020	21,992,475
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[a]	18,918	19,541,768
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%, 09/30/26 (Call 03/31/26)[a,b]	8,800	8,610,250
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,b]	10,484	10,862,407
5.88%, 08/15/23[a,b]	14,652	15,657,372

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 05/29/17)	$68,203	$70,144,160
6.88%, 02/15/21 (Call 05/30/17)[a]	8,382	8,580,753
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)[b]	34,160	35,490,816
7.00%, 07/15/24 (Call 07/15/19)[a,b]	16,863	18,148,804
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[b]	9,598	9,969,923
5.13%, 12/01/24 (Call 09/01/24)[a,b]	8,335	8,724,400
5.25%, 04/01/23 (Call 01/01/23)[a,b]	7,355	7,842,269
5.50%, 09/15/25 (Call 06/15/25)[a,b]	8,727	9,307,302
6.50%, 12/01/20 (Call 09/01/20)[b]	4,600	5,142,089

		507,073,263
PHARMACEUTICALS — 2.39%
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/18)[a,b]	34,122	29,899,402
6.00%, 02/01/25 (Call 02/01/20)[a,b]	25,190	21,272,955
Endo Finance LLC
5.75%, 01/15/22 (Call 05/30/17)[a,b]	17,430	16,069,271
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[b]	16,290	13,953,403
inVentiv Group Holdings Inc./inVentiv Health Inc./inVentiv Health Clinical Inc.
7.50%, 10/01/24 (Call 10/01/19)[b]	15,375	15,873,516

Security	Principal (000s)	Value
Nature’s Bounty Co. (The)
7.63%, 05/15/21 (Call 05/15/18)[a,b]	$24,667	$26,208,688
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 05/30/17)[b]	41,208	35,335,860
5.50%, 03/01/23 (Call 03/01/18)[b]	21,024	15,484,668
5.63%, 12/01/21 (Call 05/29/17)[b]	19,018	14,629,231
5.88%, 05/15/23 (Call 05/15/18)[a,b]	69,279	51,439,657
6.13%, 04/15/25 (Call 04/15/20)[a,b]	68,603	50,640,546
6.38%, 10/15/20 (Call 05/30/17)[b]	47,457	40,635,056
6.50%, 03/15/22 (Call 03/15/19)[a,b]	21,530	22,041,338
6.75%, 08/15/18 (Call 05/30/17)[a,b]	7,666	7,645,702
6.75%, 08/15/21 (Call 05/30/17)[b]	14,030	11,583,519
7.00%, 10/01/20 (Call 05/30/17)[b]	13,690	12,012,975
7.00%, 03/15/24 (Call 03/15/20)[a,b]	38,725	39,451,094
7.25%, 07/15/22 (Call 05/30/17)[b]	12,148	9,750,940
7.50%, 07/15/21 (Call 05/30/17)[b]	34,115	28,358,094

		462,285,915
PIPELINES — 3.03%
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25[a,b]	28,678	30,503,464
7.00%, 06/30/24[a,b]	27,164	30,349,596
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/20)[b]	11,325	11,778,000
6.25%, 04/01/23 (Call 04/01/18)[a]	15,548	16,235,514

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
DCP Midstream Operating LP
2.50%, 12/01/17 (Call 11/01/17)	$433	$432,242
3.88%, 03/15/23 (Call 12/15/22)	11,471	11,119,758
4.75%, 09/30/21 (Call 06/30/21)[b]	10,036	10,224,175
5.35%, 03/15/20[a,b]	11,365	11,862,219
VRN, (3 mo. LIBOR US + 3.850%)
5.85%, 05/21/43 (Call 05/21/23)[b]	11,600	10,971,666
Enbridge Inc. Series 16-A VRN, (3 mo. LIBOR US + 3.890%)
6.00%, 01/15/77 (Call 01/15/27)	15,490	15,877,250
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)	21,155	22,688,738
5.88%, 01/15/24 (Call 10/15/23)[a]	24,842	26,823,150
7.50%, 10/15/20	26,079	29,436,671
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	7,150	7,159,152
4.15%, 06/01/25 (Call 03/01/25)[a]	15,022	15,105,787
4.40%, 04/01/24 (Call 01/01/24)	10,907	11,184,209
4.85%, 07/15/26 (Call 04/15/26)[a]	12,050	12,649,146
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/18)	8,990	8,960,034
6.75%, 08/01/22 (Call 08/01/18)	15,652	16,141,125
NGPL PipeCo LLC
9.63%, 06/01/19 (Call 05/30/17)[a,b]	9,780	10,061,175
NuStar Logistics LP
4.80%, 09/01/20	8,055	8,304,705
5.63%, 04/28/27 (Call 01/28/27)	1,950	2,008,500

Security	Principal (000s)	Value
ONEOK Inc.
4.25%, 02/01/22 (Call 11/01/21)[a]	$10,386	$10,675,186
7.50%, 09/01/23 (Call 06/01/23)	10,089	11,962,527
Rockies Express Pipeline LLC
5.63%, 04/15/20[a,b]	14,039	15,007,691
6.00%, 01/15/19[a,b]	9,610	10,069,907
6.85%, 07/15/18[a,b]	8,620	9,007,900
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)[a]	3,049	3,357,836
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 07/15/22 (Call 07/15/17)	3,265	3,248,267
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 05/30/17)	15,505	15,766,569
4.25%, 11/15/23 (Call 05/15/18)	12,031	11,910,690
5.13%, 02/01/25 (Call 02/01/20)[a,b]	10,565	10,903,080
5.25%, 05/01/23 (Call 11/01/17)	11,582	11,939,802
5.38%, 02/01/27 (Call 02/01/22)[a,b]	10,580	11,042,875
6.75%, 03/15/24 (Call 09/15/19)	12,183	13,230,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.25%, 01/15/25 (Call 01/15/21)[a]	16,533	17,545,646
5.50%, 10/15/19 (Call 09/15/19)	9,399	9,969,519
5.88%, 10/01/20 (Call 05/30/17)	9,564	9,772,017
6.13%, 10/15/21 (Call 05/15/17)[a]	16,773	17,516,492
6.25%, 10/15/22 (Call 10/15/18)[a]	18,189	19,487,807

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
6.38%, 05/01/24 (Call 05/01/19)[a]	$9,444	$10,317,570
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)[a]	18,001	17,640,980
4.55%, 06/24/24 (Call 03/24/24)[a]	26,333	27,024,241

		587,273,628
REAL ESTATE — 0.16%
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a,b]	9,547	9,940,814
4.88%, 06/01/23 (Call 03/01/23)[a,b]	10,060	10,160,600
5.25%, 12/01/21 (Call 12/01/17)[a,b]	10,899	11,454,168

		31,555,582
REAL ESTATE INVESTMENT TRUSTS — 2.03%
Equinix Inc.
4.88%, 04/01/20 (Call 05/30/17)[a]	10,066	10,319,198
5.38%, 01/01/22 (Call 01/01/18)[a]	16,649	17,582,906
5.38%, 04/01/23 (Call 04/01/18)[a]	22,694	23,651,948
5.38%, 05/15/27 (Call 05/15/22)	22,855	23,823,956
5.75%, 01/01/25 (Call 01/01/20)[a]	12,765	13,658,550
5.88%, 01/15/26 (Call 01/15/21)	24,012	25,872,930
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a,b]	27,938	28,261,614
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)[a]	10,605	11,140,871
6.00%, 06/01/25 (Call 06/01/20)	9,515	10,137,440
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/18)[a,b]	9,999	10,348,965

Security	Principal (000s)	Value
5.75%, 08/15/24 (Call 08/15/17)[a]	$21,167	$21,775,551
6.00%, 10/01/20 (Call 10/01/17)[b]	21,000	21,866,250
6.00%, 08/15/23 (Call 08/15/18)	13,221	13,980,943
iStar Inc.
5.00%, 07/01/19 (Call 05/30/17)	16,627	16,741,311
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)[a]	10,783	10,717,104
5.63%, 05/01/24 (Call 02/01/24)[a]	22,494	24,234,941
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26 (Call 08/01/21)	10,480	10,737,237
6.38%, 03/01/24 (Call 03/01/19)[a]	8,220	8,897,008
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)[a]	18,873	19,436,110
4.88%, 09/01/24 (Call 09/01/19)[a,b]	24,682	24,928,820
Uniti Group Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[a,b]	11,570	12,040,089
7.13%, 12/15/24 (Call 12/15/19)[b]	8,430	8,566,987
8.25%, 10/15/23 (Call 04/15/19)[a]	23,938	25,374,280

		394,095,009
RETAIL — 3.06%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[b]	25,168	25,860,120
6.00%, 04/01/22 (Call 10/01/17)[a,b]	46,804	48,676,160

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 05/30/17)[b]	$17,796	$8,230,650
Dollar Tree Inc.
5.25%, 03/01/20 (Call 05/30/17)[a]	14,972	15,408,780
5.75%, 03/01/23 (Call 03/01/18)[a]	52,357	55,760,205
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/30/17)[a]	9,015	8,727,647
6.75%, 01/15/22 (Call 05/30/17)[a]	10,759	10,402,608
6.75%, 06/15/23 (Call 06/15/19)[a]	11,134	10,744,310
JC Penney Corp. Inc.
5.65%, 06/01/20[a]	8,341	8,272,187
5.88%, 07/01/23 (Call 07/01/19)[a,b]	11,920	12,039,200
8.13%, 10/01/19	8,835	9,614,505
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 06/01/24 (Call 06/01/19)[a,b]	23,059	23,808,417
5.25%, 06/01/26 (Call 06/01/21)[b]	24,182	24,786,550
L Brands Inc.
5.63%, 02/15/22[a]	23,582	24,908,487
5.63%, 10/15/23[a]	12,260	12,858,748
6.63%, 04/01/21	21,779	23,916,064
7.00%, 05/01/20	7,823	8,644,415
8.50%, 06/15/19	10,678	11,946,013
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 05/30/17)[a,b]	19,897	11,711,595
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)[a]	10,182	10,074,523
5.75%, 10/01/22 (Call 10/01/17)[a]	12,564	12,975,471

Security	Principal (000s)	Value
PetSmart Inc.
7.13%, 03/15/23 (Call 03/15/18)[a,b]	$41,886	$38,273,332
QVC Inc.
3.13%, 04/01/19[a]	7,215	7,285,552
4.38%, 03/15/23[a]	15,941	16,056,666
4.45%, 02/15/25 (Call 11/15/24)[a]	14,186	13,926,301
4.85%, 04/01/24[a]	13,213	13,405,158
5.13%, 07/02/22	10,091	10,560,323
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a,b]	35,540	35,273,450
6.75%, 06/15/21 (Call 05/30/17)[a]	16,291	16,453,203
9.25%, 03/15/20 (Call 05/30/17)[a]	13,279	13,677,480
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)[a]	15,139	15,631,018
5.75%, 06/01/22 (Call 06/01/17)[a]	16,593	17,090,790
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)[a]	11,907	11,901,047
TRU Taj LLC/TRU Taj Finance Inc.
12.00%, 08/15/21 (Call 02/15/18)[a,b]	4,373	3,931,327

		592,832,302
SEMICONDUCTORS — 1.40%
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[a,b]	22,432	23,217,120
5.25%, 01/15/24 (Call 05/01/18)[a,b]	11,356	11,725,070
5.50%, 02/01/25 (Call 08/01/19)	23,800	24,911,905
5.63%, 01/15/26 (Call 05/01/20)[b]	8,850	9,358,875

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
5.88%, 02/15/22 (Call 05/30/17)[a]	$11,562	$12,111,195
NXP BV/NXP Funding LLC
3.75%, 06/01/18[b]	13,416	13,662,154
3.88%, 09/01/22[a,b]	21,576	22,358,130
4.13%, 06/15/20[a,b]	9,670	10,112,057
4.13%, 06/01/21[a,b]	27,739	29,027,707
4.63%, 06/15/22[a,b]	9,750	10,481,250
4.63%, 06/01/23[a,b]	19,119	20,552,925
5.75%, 03/15/23 (Call 03/15/18)[a,b]	10,424	11,000,112
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)[a]	9,347	10,142,680
7.00%, 12/01/25 (Call 12/01/20)[a]	11,453	12,692,378
Sensata Technologies BV
4.88%, 10/15/23[a,b]	12,130	12,252,678
5.00%, 10/01/25[a,b]	13,816	14,119,549
5.63%, 11/01/24[a,b]	7,933	8,388,732
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (Call 02/15/21)[a,b]	14,748	15,920,159

		272,034,676
SHIPBUILDING — 0.13%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[a,b]	11,578	11,987,562
5.00%, 11/15/25 (Call 11/15/20)[a,b]	12,148	12,885,130

		24,872,692
SOFTWARE — 2.84%
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 05/30/17)[b]	35,560	36,160,253
Change Healthcare Holdings LLC/Change Healthcare Finance Inc.
5.75%, 03/01/25 (Call 03/01/20)[b]	21,790	22,416,462

Security	Principal (000s)	Value
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a,b]	$40,854	$41,824,282
5.38%, 08/15/23 (Call 08/15/18)[a,b]	25,570	26,581,866
5.75%, 01/15/24 (Call 01/15/19)[a,b]	47,249	49,024,745
7.00%, 12/01/23 (Call 12/01/18)[a,b]	73,600	78,870,496
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/17)[a,b]	10,790	11,221,600
6.50%, 05/15/22 (Call 05/15/18)[a]	35,025	36,426,000
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)[b]	10,719	10,981,950
5.25%, 11/15/24 (Call 11/15/19)[a,b]	17,077	18,087,390
5.75%, 08/15/25 (Call 08/15/20)[b]	16,995	18,333,356
Nuance Communications Inc.
5.38%, 08/15/20 (Call 05/30/17)[b]	10,923	11,149,994
5.63%, 12/15/26 (Call 12/15/21)[a,b]	10,900	11,267,875
Open Text Corp.
5.63%, 01/15/23 (Call 01/15/18)[b]	17,822	18,698,249
5.88%, 06/01/26 (Call 06/01/21)[a,b]	18,433	19,677,228
Quintiles IMS Inc.
4.88%, 05/15/23 (Call 05/15/18)[b]	17,105	17,578,386
5.00%, 10/15/26 (Call 10/15/21)[a,b]	22,041	22,569,065
Rackspace Hosting Inc.
8.63%, 11/15/24 (Call 11/15/19)[a,b]	26,852	28,436,622
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[a,b]	38,914	44,419,448

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/19)[a,b]	$9,000	$9,493,393
10.50%, 02/01/24 (Call 02/01/19)[a,b]	17,021	18,158,098

		551,376,758
STORAGE & WAREHOUSING — 0.17%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 05/30/17)[a,b]	22,235	20,900,900
10.75%, 10/15/19 (Call 05/30/17)[a,b]	14,950	12,528,931

		33,429,831
TELECOMMUNICATIONS — 10.10%
Anixter Inc.
5.13%, 10/01/21[a]	7,344	7,775,460
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)[a]	11,460	11,202,150
5.80%, 03/15/22[a]	29,506	30,870,652
6.45%, 06/15/21[a]	25,587	27,633,960
Series V
5.63%, 04/01/20	21,317	22,528,420
Series W
6.75%, 12/01/23[a]	17,300	18,575,875
Series Y
7.50%, 04/01/24 (Call 01/01/24)[a]	22,233	24,156,377
CommScope Inc.
5.00%, 06/15/21 (Call 06/15/17)[a,b]	13,967	14,368,551
5.50%, 06/15/24 (Call 06/15/19)[b]	16,272	17,010,889
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)[b]	16,195	16,322,085
6.00%, 06/15/25 (Call 06/15/20)[b]	32,618	34,779,269
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[a]	15,990	14,790,107

Security	Principal (000s)	Value
6.88%, 01/15/25 (Call 10/15/24)[a]	$15,573	$12,968,416
7.13%, 03/15/19	8,475	8,921,588
7.13%, 01/15/23	17,354	15,184,750
7.63%, 04/15/24	16,560	14,335,715
8.13%, 10/01/18	9,000	9,573,750
8.50%, 04/15/20[a]	21,871	23,174,540
8.75%, 04/15/22[a]	10,775	10,408,004
8.88%, 09/15/20 (Call 06/15/20)[a]	21,869	23,085,354
9.25%, 07/01/21[a]	12,295	12,543,482
10.50%, 09/15/22 (Call 06/15/22)[a]	47,172	47,461,707
11.00%, 09/15/25 (Call 06/15/25)[a]	77,619	74,708,287
Hughes Satellite Systems Corp.
5.25%, 08/01/26[a,b]	16,951	17,247,643
6.50%, 06/15/19	23,042	24,915,123
6.63%, 08/01/26[a,b]	15,179	15,586,936
7.63%, 06/15/21	20,436	22,998,674
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/30/17)[a,b]	20,499	20,675,527
6.50%, 10/01/24 (Call 10/01/19)[a,b]	7,500	7,920,536
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[a]	40,676	34,727,135
7.25%, 04/01/19 (Call 05/30/17)[a]	29,098	28,049,986
7.25%, 10/15/20 (Call 05/30/17)	45,435	42,442,392
7.50%, 04/01/21 (Call 05/30/17)	21,680	19,837,200
8.00%, 02/15/24 (Call 02/15/19)[a,b]	28,288	30,444,960
9.50%, 09/30/22[b]	10,727	12,657,860
Koninklijke KPN NV VRN, (10 year USD Swap + 5.330%)
7.00%, 03/28/73 (Call 03/28/23)[a,b]	11,960	13,002,205
Level 3 Communications Inc.
5.75%, 12/01/22 (Call 12/01/17)	12,453	12,965,130

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/18)	$14,814	$15,207,497
5.25%, 03/15/26 (Call 03/15/21)[a]	17,733	18,242,824
5.38%, 08/15/22 (Call 08/15/17)[a]	21,787	22,468,517
5.38%, 01/15/24 (Call 01/15/19)[a]	18,419	19,031,977
5.38%, 05/01/25 (Call 05/01/20)[a]	17,230	17,895,867
5.63%, 02/01/23 (Call 02/01/18)[a]	9,975	10,344,906
6.13%, 01/15/21 (Call 05/30/17)	14,051	14,515,034
Nokia OYJ
5.38%, 05/15/19[a]	17,056	18,079,360
SoftBank Group Corp.
4.50%, 04/15/20[b]	52,627	54,766,288
Sprint Communications Inc.
6.00%, 11/15/22	49,130	51,270,854
7.00%, 03/01/20[b]	21,645	23,674,219
7.00%, 08/15/20	32,192	34,944,715
9.00%, 11/15/18[b]	65,378	71,425,465
11.50%, 11/15/21	20,591	25,960,103
Sprint Corp.
7.13%, 06/15/24[a]	52,846	57,337,910
7.25%, 09/15/21[a]	43,678	47,827,410
7.63%, 02/15/25 (Call 11/15/24)[a]	31,649	35,367,757
7.88%, 09/15/23[a]	90,420	101,609,475
T-Mobile USA Inc.
5.13%, 04/15/25 (Call 04/15/20)	11,100	11,696,625
5.38%, 04/15/27 (Call 04/15/22)[a]	10,000	10,680,625
6.00%, 03/01/23 (Call 09/01/18)[a]	27,545	29,404,287
6.00%, 04/15/24 (Call 04/15/19)	21,521	23,269,960
6.13%, 01/15/22 (Call 01/15/18)[a]	21,114	22,328,055
6.38%, 03/01/25 (Call 09/01/19)[a]	36,244	39,608,168

Security	Principal (000s)	Value
6.46%, 04/28/19	$—	$—
6.50%, 01/15/24 (Call 01/15/19)	21,272	23,026,051
6.50%, 01/15/26 (Call 01/15/21)[a]	43,486	48,215,102
6.54%, 04/28/20	—	—
6.63%, 04/28/21	—	—
6.63%, 04/01/23 (Call 04/01/18)[a]	39,204	41,948,280
6.73%, 04/28/22[a]	—	—
6.84%, 04/28/23 (Call 04/28/18)	11,788	12,613,160
Telecom Italia Capital SA
7.00%, 06/04/18[a]	12,287	12,912,531
7.18%, 06/18/19[a]	15,703	17,158,643
Telecom Italia SpA/Milano
5.30%, 05/30/24[a,b]	31,644	32,511,299
West Corp.
4.75%, 07/15/21 (Call 07/15/18)[b]	8,360	8,569,000
5.38%, 07/15/22 (Call 07/15/17)[a,b]	21,383	21,415,075
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 05/30/17)[a,b]	40,735	41,272,388
6.50%, 04/30/20 (Call 05/29/17)[a,b]	11,807	12,194,986
7.38%, 04/23/21 (Call 06/13/17)[a,b]	58,271	60,630,975
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)[a]	12,683	11,159,455
7.50%, 06/01/22 (Call 06/01/17)[a]	9,771	9,502,298
7.50%, 04/01/23 (Call 05/30/17)	423	398,149
7.75%, 10/15/20 (Call 05/30/17)[a]	14,616	14,937,625
7.75%, 10/01/21 (Call 05/30/17)[a]	17,001	17,059,711

		1,958,333,321

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal or Shares (000s)	Value
TRANSPORTATION — 0.40%
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/30/17)[a,b]	$16,267	$16,722,476
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 05/29/17)[b]	13,748	11,788,910
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)[a,b]	11,593	12,183,518
6.50%, 06/15/22 (Call 06/15/18)[a,b]	34,179	36,229,740

		76,924,644
TRUCKING & LEASING — 0.36%
Park Aerospace Holdings Ltd.
5.25%, 08/15/22[a,b]	38,185	40,285,175
5.50%, 02/15/24[a,b]	27,191	28,812,671

		69,097,846

TOTAL CORPORATE BONDS & NOTES
(Cost: $19,043,124,997)		18,918,046,392

SHORT-TERM INVESTMENTS — 27.77%

MONEY MARKET FUNDS — 27.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	5,079,462	5,081,494,255

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	300,207	$300,207,133

		5,381,701,388

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,380,177,748)		5,381,701,388

TOTAL INVESTMENTS IN SECURITIES — 125.37%
(Cost: $24,423,302,745)[g]		24,299,747,780
Other Assets, Less Liabilities — (25.37)%		(4,916,667,136)

NET ASSETS — 100.00%		$19,383,080,644

VRN  —  Variable Rate Note

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $24,423,302,746. Net unrealized depreciation was $123,554,966, of which $227,444,265 represented gross unrealized appreciation on securities and $350,999,231 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$18,918,046,392	$—	$18,918,046,392
Money market funds	5,381,701,388	—	—	5,381,701,388

Total	$5,381,701,388	$18,918,046,392	$—	$24,299,747,780

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.61%

ADVERTISING — 0.22%
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	$16,023	$16,106,882
3.63%, 05/01/22	13,364	13,937,432
3.65%, 11/01/24 (Call 08/01/24)	9,198	9,400,047
4.45%, 08/15/20	10,258	10,936,332
WPP Finance 2010
3.75%, 09/19/24	10,319	10,528,925
4.75%, 11/21/21[a]	7,945	8,577,752

		69,487,370
AEROSPACE & DEFENSE — 1.26%
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	10,785	10,692,116
L3 Technologies Inc.
4.75%, 07/15/20	7,998	8,545,235
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	17,493	17,646,891
2.90%, 03/01/25 (Call 12/01/24)	5,722	5,660,379
3.35%, 09/15/21	8,224	8,559,877
3.55%, 01/15/26 (Call 10/15/25)[a]	22,313	22,981,971
3.80%, 03/01/45 (Call 09/01/44)[a]	16,750	16,013,873
4.07%, 12/15/42	11,749	11,699,410
4.70%, 05/15/46 (Call 11/15/45)	28,015	30,674,257
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)[a]	6,100	6,118,396
3.25%, 08/01/23	11,833	12,167,950
4.75%, 06/01/43	10,393	11,425,531
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)[a]	12,039	12,105,624
3.13%, 10/15/20	12,077	12,508,931
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	10,000	10,096,820

Security	Principal (000s)	Value
3.20%, 03/15/24 (Call 01/15/24)	$10,000	$10,102,543
3.50%, 03/15/27 (Call 12/15/26)	13,000	13,191,067
4.35%, 04/15/47 (Call 10/15/46)	12,000	12,140,369
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)[a]	5,650	5,574,150
2.65%, 11/01/26 (Call 08/01/26)[a]	12,920	12,571,228
3.10%, 06/01/22[a]	21,142	21,900,592
3.75%, 11/01/46 (Call 05/01/46)	18,530	17,703,862
4.15%, 05/15/45 (Call 11/16/44)[a]	13,215	13,452,289
4.50%, 04/15/20	18,904	20,382,605
4.50%, 06/01/42	39,974	42,839,756
5.70%, 04/15/40	14,156	17,470,112
6.13%, 07/15/38	9,316	11,944,086

		396,169,920
AGRICULTURE — 1.16%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)[a]	955	912,226
2.85%, 08/09/22	16,385	16,543,543
3.88%, 09/16/46 (Call 03/16/46)	20,592	19,349,967
4.00%, 01/31/24[a]	18,207	19,321,767
4.25%, 08/09/42	13,356	13,316,674
4.75%, 05/05/21[a]	19,634	21,383,173
5.38%, 01/31/44	20,424	23,768,013
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)[a]	16,398	16,174,103
2.50%, 08/22/22	6,850	6,824,351
2.75%, 02/25/26 (Call 11/25/25)[a]	6,960	6,773,146
2.90%, 11/15/21	10,618	10,831,787
3.25%, 11/10/24	10,681	10,830,827
3.38%, 08/11/25 (Call 05/11/25)[a]	12,210	12,444,597
3.88%, 08/21/42	8,676	8,166,164
4.13%, 03/04/43	11,774	11,490,128

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
4.25%, 11/10/44[a]	$14,046	$14,039,147
4.38%, 11/15/41[a]	9,406	9,536,818
4.50%, 03/26/20[a]	5,904	6,312,218
4.88%, 11/15/43	9,122	9,923,229
6.38%, 05/16/38	17,605	22,619,420
Reynolds American Inc.
3.25%, 06/12/20[a]	8,871	9,146,240
4.00%, 06/12/22[a]	11,739	12,423,181
4.45%, 06/12/25 (Call 03/12/25)	30,699	32,732,198
5.70%, 08/15/35 (Call 02/15/35)	13,285	15,234,841
5.85%, 08/15/45 (Call 02/15/45)	31,450	37,128,933

		367,226,691
APPAREL — 0.10%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)[a]	23,270	22,078,753
3.88%, 11/01/45 (Call 05/01/45)	8,599	8,449,599

		30,528,352
AUTO MANUFACTURERS — 2.30%
American Honda Finance Corp.
1.70%, 09/09/21	12,685	12,360,486
2.45%, 09/24/20	14,345	14,493,247
Daimler Finance North America LLC
8.50%, 01/18/31	23,080	34,887,110
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)[a]	18,600	19,061,181
4.75%, 01/15/43[a]	23,398	22,100,515
5.29%, 12/08/46 (Call 06/08/46)[a]	20,345	20,589,138
7.45%, 07/16/31[a]	16,439	20,758,942
Ford Motor Credit Co. LLC
3.10%, 05/04/23[a]	7,430	7,292,153
3.16%, 08/04/20[a]	14,880	15,127,440
3.20%, 01/15/21	15,775	15,992,968
3.22%, 01/09/22	6,450	6,491,666
3.34%, 03/18/21	26,852	27,269,892

Security	Principal (000s)	Value
3.34%, 03/28/22 (Call 02/28/22)	$600	$604,263
3.66%, 09/08/24	12,497	12,412,543
3.81%, 01/09/24 (Call 11/09/23)	125	126,103
4.13%, 08/04/25[a]	17,613	17,825,254
4.25%, 09/20/22	13,605	14,234,746
4.38%, 08/06/23[a]	14,751	15,456,555
4.39%, 01/08/26[a]	18,095	18,602,511
5.75%, 02/01/21[a]	16,410	18,081,866
5.88%, 08/02/21	21,554	23,975,219
General Motors Co.
4.88%, 10/02/23[a]	20,785	22,165,022
5.00%, 04/01/35[a]	15,487	15,314,049
5.20%, 04/01/45[a]	16,309	15,749,601
6.25%, 10/02/43	19,770	21,748,317
6.60%, 04/01/36 (Call 10/01/35)	13,935	16,006,657
6.75%, 04/01/46 (Call 10/01/45)[a]	11,820	13,818,084
General Motors Financial Co. Inc.
3.20%, 07/13/20 (Call 06/13/20)	18,935	19,276,447
3.20%, 07/06/21 (Call 06/06/21)	21,990	22,184,752
3.45%, 01/14/22 (Call 12/14/21)[a]	9,600	9,716,662
3.45%, 04/10/22 (Call 02/10/22)	18,069	18,261,373
3.70%, 11/24/20 (Call 10/24/20)[a]	15,085	15,556,314
3.70%, 05/09/23 (Call 03/09/23)	20,195	20,281,208
3.95%, 04/13/24 (Call 02/13/24)[a]	650	654,336
4.00%, 01/15/25 (Call 10/15/24)[a]	9,394	9,446,883
4.00%, 10/06/26 (Call 07/06/26)[a]	14,410	14,287,555
4.20%, 03/01/21 (Call 02/01/21)[a]	23,928	25,008,414
4.30%, 07/13/25 (Call 04/13/25)[a]	9,395	9,575,353

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
4.35%, 01/17/27	$8,355	$8,475,621
4.38%, 09/25/21	16,352	17,219,318
5.25%, 03/01/26 (Call 12/01/25)[a]	13,680	14,763,509
Toyota Motor Credit Corp.
1.90%, 04/08/21[a]	13,001	12,852,246
2.15%, 03/12/20	14,946	15,038,038
2.60%, 01/11/22[a]	11,396	11,481,197
3.20%, 01/11/27[a]	9,490	9,619,332
3.30%, 01/12/22[a]	13,602	14,130,507
3.40%, 09/15/21[a]	9,147	9,573,745
Series B
4.50%, 06/17/20[a]	6,064	6,513,216

		726,461,554
BANKS — 26.53%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21[a]	14,385	14,281,732
2.55%, 11/23/21	9,685	9,684,312
2.70%, 11/16/20	12,090	12,226,239
3.70%, 11/16/25[a]	7,060	7,405,948
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20[a]	11,610	11,785,173
Banco Santander SA
3.50%, 04/11/22	6,200	6,252,340
4.25%, 04/11/27	5,400	5,455,415
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)[a]	5,144	5,107,735
2.50%, 10/21/22 (Call 10/21/21)	21,140	20,721,441
2.63%, 10/19/20	30,830	31,027,062
2.63%, 04/19/21[a]	23,275	23,291,376
3.25%, 10/21/27 (Call 10/21/26)	41,635	39,947,134
3.30%, 01/11/23	56,636	57,566,382
3.50%, 04/19/26[a]	37,075	36,980,848
3.88%, 08/01/25	47,009	48,114,567
4.00%, 04/01/24[a]	31,494	32,817,617
4.00%, 01/22/25	31,095	31,369,211
4.10%, 07/24/23[a]	26,341	27,722,564

Security	Principal (000s)	Value
4.13%, 01/22/24	$29,083	$30,500,677
4.18%, 11/25/27 (Call 11/25/26)[a]	35,408	35,748,193
4.20%, 08/26/24	42,076	43,316,527
4.25%, 10/22/26	22,738	23,209,563
4.45%, 03/03/26	20,700	21,415,181
4.88%, 04/01/44	16,437	17,791,974
5.00%, 05/13/21[a]	22,410	24,392,814
5.00%, 01/21/44	22,350	24,494,328
5.63%, 07/01/20[a]	33,850	37,175,762
5.70%, 01/24/22	22,493	25,321,877
5.88%, 01/05/21	22,570	25,185,071
5.88%, 02/07/42	16,150	19,716,923
6.11%, 01/29/37	23,989	28,157,799
7.75%, 05/14/38	20,172	27,832,938
Series L
2.25%, 04/21/20	7,855	7,839,037
3.95%, 04/21/25	32,339	32,406,252
Bank of America N.A.
6.00%, 10/15/36	15,495	19,195,119
Bank of Montreal
1.90%, 08/27/21[a]	22,273	21,882,472
2.55%, 11/06/22 (Call 10/06/22)	15,688	15,668,297
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)[a]	5,801	5,734,557
2.20%, 08/16/23 (Call 06/16/23)[a]	14,615	14,140,718
2.45%, 11/27/20 (Call 10/27/20)[a]	10,055	10,129,294
2.45%, 08/17/26 (Call 05/17/26)[a]	13,570	12,818,955
2.50%, 04/15/21 (Call 03/15/21)	14,140	14,240,185
2.60%, 08/17/20 (Call 07/17/20)	8,311	8,422,272
2.60%, 02/07/22 (Call 01/07/22)[a]	10,800	10,868,346
2.80%, 05/04/26 (Call 02/04/26)	12,305	12,009,922
3.00%, 02/24/25 (Call 01/24/25)	7,950	7,954,342

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
3.55%, 09/23/21 (Call 08/23/21)	$18,502	$19,339,386
3.65%, 02/04/24 (Call 01/05/24)[a]	8,711	9,116,050
VRN, (3 mo. LIBOR US + 1.069%)
3.44%, 02/07/28 (Call 02/07/27)[a]	2,100	2,137,716
Bank of Nova Scotia (The)
2.35%, 10/21/20[a]	7,520	7,558,330
2.45%, 03/22/21[a]	16,480	16,572,220
2.70%, 03/07/22[a]	20,000	20,151,234
2.80%, 07/21/21[a]	10,836	11,019,034
4.38%, 01/13/21[a]	4,604	4,930,348
4.50%, 12/16/25[a]	9,050	9,552,270
Barclays Bank PLC
5.14%, 10/14/20	10,404	11,160,308
Barclays PLC
2.88%, 06/08/20	10,670	10,781,633
3.20%, 08/10/21[a]	11,190	11,323,846
3.25%, 01/12/21	21,360	21,699,910
3.65%, 03/16/25	32,445	31,929,309
3.68%, 01/10/23 (Call 01/10/22)[a]	20,615	21,004,230
4.34%, 01/10/28 (Call 01/10/27)[a]	14,860	15,191,319
4.38%, 09/11/24[a]	18,195	18,444,901
4.38%, 01/12/26	34,866	35,993,343
4.95%, 01/10/47	18,760	19,236,110
5.20%, 05/12/26	15,500	16,128,187
5.25%, 08/17/45	13,534	14,598,011
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)[a]	13,720	13,576,520
2.63%, 06/29/20 (Call 05/29/20)	12,446	12,630,002
2.75%, 04/01/22 (Call 03/01/22)[a]	8,000	8,102,897
BNP Paribas SA
2.38%, 05/21/20[a]	17,465	17,493,707
4.25%, 10/15/24	11,555	11,791,901
5.00%, 01/15/21[a]	34,443	37,373,831

Security	Principal (000s)	Value
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23[a]	$15,748	$16,007,672
BPCE SA
2.25%, 01/27/20	1,215	1,211,748
2.65%, 02/03/21[a]	8,680	8,688,655
2.75%, 12/02/21[a]	11,050	11,054,868
4.00%, 04/15/24[a]	19,280	20,206,161
Branch Banking & Trust Co.
2.63%, 01/15/22 (Call 12/15/21)[a]	11,900	12,016,033
3.63%, 09/16/25 (Call 08/16/25)	14,670	15,146,250
3.80%, 10/30/26 (Call 09/30/26)	10,800	11,339,355
Capital One Financial Corp.
3.05%, 03/09/22 (Call 02/09/22)[a]	600	601,816
3.20%, 02/05/25 (Call 01/05/25)[a]	13,525	13,119,761
3.50%, 06/15/23[a]	19,536	19,796,341
3.75%, 04/24/24 (Call 03/24/24)	12,125	12,330,006
3.75%, 07/28/26 (Call 06/28/26)	16,900	16,308,380
3.75%, 03/09/27 (Call 02/09/27)[a]	6,050	6,009,399
4.20%, 10/29/25 (Call 09/29/25)	19,557	19,681,371
4.75%, 07/15/21	20,764	22,345,428
Capital One N.A./Mclean VA
2.25%, 09/13/21 (Call 08/13/21)	16,330	16,005,965
2.95%, 07/23/21 (Call 06/23/21)	17,095	17,237,779
Citigroup Inc.
2.35%, 08/02/21[a]	21,032	20,780,651
2.40%, 02/18/20	1,187	1,191,280
2.65%, 10/26/20[a]	42,825	43,130,038
2.70%, 03/30/21	35,870	36,006,844
2.75%, 04/25/22 (Call 03/25/22)	27,500	27,359,186

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
2.90%, 12/08/21 (Call 11/08/21)	$10,250	$10,310,516
3.20%, 10/21/26 (Call 07/21/26)	32,149	31,045,611
3.30%, 04/27/25	17,859	17,694,626
3.40%, 05/01/26[a]	17,023	16,775,901
3.50%, 05/15/23[a]	12,084	12,246,681
3.70%, 01/12/26	24,040	24,238,686
3.75%, 06/16/24	676	692,979
3.88%, 10/25/23	15,634	16,291,205
3.88%, 03/26/25	11,999	12,005,267
4.00%, 08/05/24[a]	7,888	8,048,979
4.05%, 07/30/22	16,701	17,432,485
4.13%, 07/25/28[a]	24,310	24,245,938
4.30%, 11/20/26	13,183	13,398,636
4.40%, 06/10/25	21,829	22,480,454
4.45%, 09/29/27	56,112	57,478,438
4.50%, 01/14/22[a]	26,914	28,949,110
4.60%, 03/09/26	19,400	20,146,107
4.65%, 07/30/45	14,335	15,005,418
4.75%, 05/18/46	21,330	21,240,996
5.30%, 05/06/44	12,660	13,624,598
5.38%, 08/09/20[a]	12,410	13,583,560
5.50%, 09/13/25[a]	10,134	11,177,728
5.88%, 01/30/42	12,630	15,410,332
6.63%, 06/15/32	10,695	13,152,699
6.68%, 09/13/43	13,838	17,636,209
8.13%, 07/15/39	26,433	38,936,911
VRN, (3 mo. LIBOR US + 1.563%)
3.89%, 01/10/28 (Call 01/10/27)	1,290	1,305,764
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	12,140	12,131,847
Citizens Financial Group Inc.
4.30%, 12/03/25 (Call 11/03/25)[a]	8,373	8,692,836
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20[a]	7,164	7,184,061
2.40%, 11/02/20[a]	15,240	15,263,560
2.55%, 03/15/21[a]	5,755	5,780,980

Security	Principal (000s)	Value
Cooperatieve Rabobank UA
3.75%, 07/21/26[a]	$12,280	$12,174,281
3.88%, 02/08/22[a]	41,020	43,632,223
3.95%, 11/09/22	17,100	17,687,888
4.38%, 08/04/25[a]	16,434	17,077,463
4.50%, 01/11/21[a]	18,835	20,277,162
4.63%, 12/01/23	20,309	21,628,996
5.25%, 05/24/41[a]	21,663	25,410,424
5.25%, 08/04/45[a]	15,831	17,506,890
5.75%, 12/01/43	20,833	24,472,411
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	25,690	25,840,402
2.75%, 01/10/22[a]	8,100	8,199,175
3.38%, 05/21/25[a]	10,162	10,378,440
Credit Suisse AG/New York NY
3.00%, 10/29/21[a]	23,275	23,620,750
3.63%, 09/09/24[a]	34,725	35,567,668
4.38%, 08/05/20	11,675	12,418,118
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	7,645	7,691,275
3.13%, 12/10/20[b]	1,000	1,013,923
3.13%, 12/10/20[a]	34,370	34,767,644
3.45%, 04/16/21[a]	15,632	15,937,421
3.75%, 03/26/25[a]	29,710	29,681,464
3.80%, 09/15/22[a]	29,503	30,284,012
3.80%, 06/09/23[a]	23,550	23,995,154
4.55%, 04/17/26[a]	32,080	33,600,281
4.88%, 05/15/45	18,500	19,236,259
Deutsche Bank AG
2.95%, 08/20/20	7,236	7,249,492
3.13%, 01/13/21	6,590	6,592,615
3.38%, 05/12/21[a]	28,090	28,243,076
4.10%, 01/13/26	810	816,958
4.50%, 04/01/25[a]	14,830	14,547,966
Deutsche Bank AG/London
3.70%, 05/30/24[a]	22,913	22,523,596
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)[a]	12,175	12,439,042
3.20%, 08/09/21 (Call 07/09/21)	9,694	9,868,667
3.45%, 07/27/26 (Call 04/27/26)	12,240	11,907,784
4.20%, 08/08/23	21,940	23,052,494

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)	$14,573	$14,838,877
4.30%, 01/16/24 (Call 12/16/23)	9,145	9,630,225
8.25%, 03/01/38	9,983	14,287,124
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/21 (Call 05/14/21)[a]	6,000	5,968,921
2.88%, 10/01/21 (Call 09/01/21)[a]	15,735	15,997,395
3.85%, 03/15/26 (Call 02/15/26)	11,860	12,047,872
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	29,080	28,630,481
2.60%, 04/23/20 (Call 03/23/20)[a]	17,962	18,097,196
2.60%, 12/27/20 (Call 12/27/19)	2,500	2,514,386
2.63%, 04/25/21 (Call 03/25/21)	26,540	26,558,453
2.75%, 09/15/20 (Call 08/15/20)[a]	23,454	23,687,670
2.88%, 02/25/21 (Call 01/25/21)	21,420	21,668,671
3.00%, 04/26/22 (Call 04/26/21)[a]	27,020	27,178,915
3.50%, 01/23/25 (Call 10/23/24)	33,190	33,327,121
3.50%, 11/16/26 (Call 11/16/25)[a]	37,245	36,793,483
3.63%, 01/22/23[a]	27,057	27,917,770
3.75%, 05/22/25 (Call 02/22/25)	31,363	31,977,147
3.75%, 02/25/26 (Call 11/25/25)[a]	22,185	22,523,914
3.85%, 07/08/24 (Call 04/08/24)	24,998	25,817,207
3.85%, 01/26/27 (Call 01/26/26)[a]	30,177	30,661,362
4.00%, 03/03/24	34,358	35,777,284

Security	Principal (000s)	Value
4.25%, 10/21/25[a]	$23,475	$24,163,423
4.75%, 10/21/45 (Call 04/21/45)	24,510	26,196,185
4.80%, 07/08/44 (Call 01/08/44)[a]	26,571	28,460,690
5.15%, 05/22/45[a]	27,902	29,441,644
5.25%, 07/27/21	39,310	43,229,691
5.38%, 03/15/20	14,023	15,179,004
5.75%, 01/24/22[a]	54,022	60,934,153
5.95%, 01/15/27[a]	11,171	12,876,509
6.00%, 06/15/20	28,601	31,687,560
6.13%, 02/15/33[a]	25,366	30,878,501
6.25%, 02/01/41	31,920	40,223,104
6.45%, 05/01/36	18,092	21,754,313
6.75%, 10/01/37	66,144	82,412,705
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20[a]	13,580	14,562,119
5.63%, 08/15/35	10,053	11,822,762
5.88%, 11/01/34	8,190	9,844,521
HSBC Holdings PLC
2.65%, 01/05/22[a]	22,135	21,999,195
2.95%, 05/25/21	26,915	27,187,060
3.40%, 03/08/21	33,940	34,826,343
3.60%, 05/25/23[a]	22,965	23,608,146
3.90%, 05/25/26	29,388	30,042,383
4.00%, 03/30/22	33,425	35,194,580
4.25%, 03/14/24[a]	17,744	18,186,761
4.25%, 08/18/25[a]	17,630	17,946,677
4.30%, 03/08/26[a]	38,595	40,760,592
4.38%, 11/23/26	21,180	21,684,397
4.88%, 01/14/22[a]	6,712	7,306,369
5.10%, 04/05/21[a]	29,544	32,224,737
5.25%, 03/14/44[a]	17,989	19,543,807
6.10%, 01/14/42	11,938	15,130,754
6.50%, 05/02/36	24,763	30,376,633
6.50%, 09/15/37	32,304	40,157,661
6.80%, 06/01/38	12,210	15,630,425
HSBC USA Inc.
2.35%, 03/05/20	17,901	17,956,833
2.75%, 08/07/20	18,535	18,760,938
3.50%, 06/23/24	9,450	9,689,119
5.00%, 09/27/20[a]	11,600	12,484,669

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	$12,242	$12,011,877
3.15%, 03/14/21 (Call 02/14/21)	10,895	11,120,224
ING Groep NV
3.15%, 03/29/22[a]	15,000	15,228,381
3.95%, 03/29/27[a]	17,000	17,394,392
Intesa Sanpaolo SpA
5.25%, 01/12/24	10,712	11,449,170
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)[a]	33,585	33,321,291
2.40%, 06/07/21 (Call 05/07/21)[a]	13,632	13,588,394
2.55%, 10/29/20 (Call 09/29/20)	30,610	30,835,531
2.55%, 03/01/21 (Call 02/01/21)	30,053	30,192,728
2.70%, 05/18/23 (Call 03/18/23)	30,506	30,009,963
2.75%, 06/23/20 (Call 05/23/20)[a]	26,894	27,303,082
2.95%, 10/01/26 (Call 07/01/26)[a]	35,755	34,321,310
2.97%, 01/15/23 (Call 01/15/22)[a]	32,875	33,028,977
3.13%, 01/23/25 (Call 10/23/24)	30,382	30,083,694
3.20%, 01/25/23	37,900	38,485,047
3.20%, 06/15/26 (Call 03/15/26)	23,420	22,980,521
3.25%, 09/23/22[a]	41,099	42,094,784
3.30%, 04/01/26 (Call 01/01/26)	33,880	33,481,419
3.38%, 05/01/23[a]	27,693	27,879,670
3.63%, 05/13/24	21,149	21,863,090
3.63%, 12/01/27 (Call 12/01/26)	11,810	11,577,772
3.88%, 02/01/24[a]	24,294	25,401,644
3.88%, 09/10/24	33,460	34,202,471
3.90%, 07/15/25 (Call 04/15/25)[a]	33,809	35,119,498

Security	Principal (000s)	Value
4.13%, 12/15/26[a]	$22,131	$22,779,248
4.25%, 10/15/20	33,230	35,298,544
4.25%, 10/01/27	12,761	13,221,473
4.35%, 08/15/21[a]	32,910	35,276,025
4.40%, 07/22/20[a]	27,928	29,720,399
4.50%, 01/24/22	40,119	43,370,023
4.63%, 05/10/21[a]	25,987	28,085,858
4.85%, 02/01/44[a]	14,130	15,734,710
4.95%, 06/01/45[a]	21,298	22,665,994
5.40%, 01/06/42[a]	16,221	18,998,157
5.50%, 10/15/40	12,201	14,390,257
5.60%, 07/15/41	21,421	25,659,520
5.63%, 08/16/43	17,987	20,735,655
6.40%, 05/15/38	21,998	28,569,531
VRN, (3 mo. LIBOR US + 1.337%)
3.78%, 02/01/28 (Call 02/01/27)	3,160	3,210,149
KeyBank N.A./Cleveland OH
2.25%, 03/16/20[a]	12,470	12,524,004
3.30%, 06/01/25[a]	3,380	3,413,543
KeyCorp
2.90%, 09/15/20	18,160	18,488,048
5.10%, 03/24/21[a]	11,710	12,837,940
Lloyds Bank PLC
2.70%, 08/17/20	13,890	14,079,008
6.38%, 01/21/21[a]	8,426	9,558,657
Lloyds Banking Group PLC
3.00%, 01/11/22	22,600	22,706,661
3.10%, 07/06/21	8,640	8,758,945
3.75%, 01/11/27	20,550	20,481,511
4.50%, 11/04/24	19,390	20,030,651
4.58%, 12/10/25[a]	15,476	15,940,280
4.65%, 03/24/26[a]	22,518	23,371,759
5.30%, 12/01/45	9,725	10,411,840
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	2,470	2,470,834
2.90%, 02/06/25 (Call 01/06/25)	5,165	5,118,851
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21[a]	18,165	17,850,177
2.76%, 09/13/26[a]	10,320	9,841,571

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
2.95%, 03/01/21[a]	$35,745	$36,231,021
3.00%, 02/22/22[a]	2,715	2,753,787
3.68%, 02/22/27[a]	16,000	16,439,238
3.85%, 03/01/26[a]	33,080	34,391,566
Mizuho Financial Group Inc.
2.27%, 09/13/21[a]	14,250	13,979,351
2.84%, 09/13/26[a]	7,880	7,551,619
2.95%, 02/28/22	7,000	7,037,330
Morgan Stanley
2.50%, 04/21/21	32,900	32,794,799
2.63%, 11/17/21[a]	33,540	33,456,586
2.80%, 06/16/20	32,375	32,841,236
3.13%, 07/27/26	44,875	43,294,794
3.63%, 01/20/27[a]	31,115	31,189,474
3.70%, 10/23/24	35,540	36,421,719
3.75%, 02/25/23	28,049	29,083,416
3.88%, 01/27/26	35,936	36,746,066
3.95%, 04/23/27[a]	28,155	28,215,119
4.00%, 07/23/25	38,214	39,584,453
4.10%, 05/22/23	19,979	20,740,236
4.30%, 01/27/45	29,476	29,363,785
4.35%, 09/08/26	33,225	34,301,573
4.38%, 01/22/47	32,893	33,263,911
4.88%, 11/01/22	28,902	31,395,118
5.00%, 11/24/25	24,169	26,179,648
5.50%, 07/24/20[a]	12,689	13,872,815
5.50%, 07/28/21	29,665	33,025,665
5.75%, 01/25/21	31,756	35,303,037
6.38%, 07/24/42	22,814	29,511,919
7.25%, 04/01/32	12,748	17,480,217
Series F
3.88%, 04/29/24[a]	35,344	36,589,282
National Australia Bank Ltd./New York
1.88%, 07/12/21[a]	14,010	13,683,179
2.50%, 07/12/26	12,580	11,856,024
2.63%, 07/23/20[a]	14,080	14,233,092
2.63%, 01/14/21	8,515	8,577,265
2.80%, 01/10/22[a]	8,950	9,062,041
3.00%, 01/20/23[a]	11,239	11,340,920
3.38%, 01/14/26	7,735	7,827,627
Northern Trust Corp.
3.95%, 10/30/25	9,910	10,526,061

Security	Principal (000s)	Value
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[c]	$9,465	$9,394,030
2.30%, 06/01/20 (Call 05/02/20)[c]	7,040	7,079,154
2.45%, 11/05/20 (Call 10/06/20)[c]	10,641	10,719,738
2.55%, 12/09/21 (Call 11/09/21)[c]	8,810	8,854,819
2.60%, 07/21/20 (Call 06/21/20)[c]	7,440	7,545,146
2.63%, 02/17/22 (Call 01/18/22)[c]	10,750	10,853,535
2.70%, 11/01/22 (Call 10/01/22)[c]	7,992	7,973,764
2.95%, 01/30/23 (Call 12/30/22)[a],c	11,663	11,776,276
2.95%, 02/23/25 (Call 01/24/25)[c]	9,980	9,908,270
3.25%, 06/01/25 (Call 05/02/25)[c]	10,990	11,159,677
3.80%, 07/25/23 (Call 06/25/23)[a],c	9,573	10,057,914
PNC Financial Services Group Inc. (The)
3.30%, 03/08/22 (Call 02/06/22)[c]	10,279	10,678,527
3.90%, 04/29/24 (Call 03/29/24)[a],c	4,904	5,118,213
4.38%, 08/11/20[c]	8,704	9,273,824
5.13%, 02/08/20[c]	5,025	5,432,414
Royal Bank of Canada
2.15%, 03/06/20[a]	10,910	10,935,955
2.35%, 10/30/20[a]	18,860	18,951,458
2.50%, 01/19/21	15,983	16,138,660
2.75%, 02/01/22	800	812,492
4.65%, 01/27/26[a]	17,031	18,191,118
Royal Bank of Scotland Group PLC
3.88%, 09/12/23[a]	39,680	39,739,381
4.80%, 04/05/26[a]	15,040	15,779,045
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	11,680	11,652,051

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
3.70%, 03/28/22 (Call 02/28/22)[a,b]	$10,650	$10,701,827
4.50%, 07/17/25 (Call 04/17/25)	13,805	14,111,344
Santander UK Group Holdings PLC
2.88%, 10/16/20	6,552	6,581,076
2.88%, 08/05/21	16,780	16,709,244
3.13%, 01/08/21	10,935	11,028,443
3.57%, 01/10/23 (Call 01/10/22)	12,795	12,924,467
Santander UK PLC
2.38%, 03/16/20	6,377	6,409,951
4.00%, 03/13/24[a]	10,493	11,053,908
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21[a]	14,715	14,343,320
2.63%, 03/15/21[a]	24,162	24,359,184
State Street Corp.
1.95%, 05/19/21[a]	10,021	9,885,670
2.55%, 08/18/20[a]	11,994	12,189,710
2.65%, 05/19/26[a]	6,020	5,825,860
3.10%, 05/15/23	14,398	14,576,635
3.30%, 12/16/24	11,177	11,429,315
3.55%, 08/18/25[a]	15,521	16,087,082
3.70%, 11/20/23	12,340	12,982,930
4.38%, 03/07/21	4,195	4,502,239
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	2,370	2,387,538
2.65%, 07/23/20[a]	10,120	10,198,962
3.20%, 07/18/22	8,404	8,575,444
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21[a]	17,070	16,766,582
2.44%, 10/19/21[a]	14,630	14,525,208
2.63%, 07/14/26	26,430	24,960,331
2.85%, 01/11/22[a]	11,750	11,837,592
2.93%, 03/09/21[a]	19,890	20,159,086
3.01%, 10/19/26[a]	15,820	15,424,710
3.45%, 01/11/27[a]	14,700	14,813,607
3.78%, 03/09/26[a]	16,245	16,785,218
SunTrust Bank/Atlanta GA
3.30%, 05/15/26 (Call 04/15/26)[a]	4,180	4,093,334

Security	Principal (000s)	Value
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)[a]	$14,650	$14,677,882
2.90%, 03/03/21 (Call 02/03/21)[a]	18,879	19,166,036
Svenska Handelsbanken AB
1.88%, 09/07/21[a]	4,750	4,636,784
2.40%, 10/01/20[a]	7,760	7,781,358
2.45%, 03/30/21	22,380	22,416,361
Toronto-Dominion Bank (The)
1.80%, 07/13/21[a]	16,580	16,205,188
2.13%, 04/07/21[a]	23,525	23,391,253
2.50%, 12/14/20[a]	25,630	25,913,711
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	7,805	7,858,065
2.63%, 01/24/22 (Call 12/23/21)	20,107	20,269,577
2.95%, 07/15/22 (Call 06/15/22)[a]	17,262	17,501,429
3.00%, 03/15/22 (Call 02/15/22)	11,587	11,878,406
3.10%, 04/27/26 (Call 03/27/26)[a]	7,232	7,153,656
3.70%, 01/30/24 (Call 12/29/23)	11,210	11,807,567
4.13%, 05/24/21 (Call 04/23/21)	11,064	11,836,394
Series F
3.60%, 09/11/24 (Call 08/11/24)	15,726	16,277,176
Series V
2.38%, 07/22/26 (Call 06/22/26)[a]	14,295	13,477,901
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	13,612	13,441,982
UBS AG/Stamford CT
2.35%, 03/26/20[a]	9,180	9,234,598
4.88%, 08/04/20	9,405	10,172,472
Wachovia Corp.
5.50%, 08/01/35	8,957	10,164,480

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Wells Fargo & Co.
2.10%, 07/26/21[a]	$41,250	$40,659,956
2.50%, 03/04/21[a]	35,895	36,000,822
2.55%, 12/07/20[a]	27,912	28,138,966
2.60%, 07/22/20[a]	37,865	38,309,838
3.00%, 01/22/21[a]	18,189	18,582,794
3.00%, 02/19/25	31,680	31,092,257
3.00%, 04/22/26	52,100	50,324,224
3.00%, 10/23/26[a]	43,745	42,113,438
3.07%, 01/24/23 (Call 01/24/22)[a]	45,615	46,131,266
3.30%, 09/09/24[a]	22,348	22,534,507
3.50%, 03/08/22	23,101	24,064,901
3.55%, 09/29/25	35,393	35,874,646
3.90%, 05/01/45[a]	28,987	28,104,331
4.10%, 06/03/26[a]	25,095	25,887,884
4.13%, 08/15/23[a]	11,994	12,638,438
4.30%, 07/22/27[a]	24,880	26,077,472
4.40%, 06/14/46	26,435	25,702,716
4.60%, 04/01/21[a]	30,440	32,832,925
4.65%, 11/04/44	25,302	25,520,255
4.75%, 12/07/46[a]	23,270	24,004,336
4.90%, 11/17/45[a]	27,488	28,860,828
5.38%, 02/07/35	9,506	11,064,048
5.38%, 11/02/43	25,025	27,717,970
5.61%, 01/15/44	24,745	28,319,319
Series M
3.45%, 02/13/23[a]	30,687	31,204,174
Wells Fargo Bank N.A.
5.85%, 02/01/37	11,270	13,630,021
6.60%, 01/15/38	15,089	19,940,504
Westpac Banking Corp.
2.00%, 08/19/21[a]	21,350	20,929,232
2.10%, 05/13/21[a]	15,645	15,431,465
2.30%, 05/26/20[a]	10,375	10,397,915
2.60%, 11/23/20	15,990	16,119,948
2.70%, 08/19/26[a]	12,092	11,561,298
2.80%, 01/11/22[a]	13,311	13,467,415
2.85%, 05/13/26[a]	14,820	14,361,050
3.35%, 03/08/27[a]	18,550	18,641,928

		8,363,435,383

Security	Principal (000s)	Value
BEVERAGES — 3.77%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	$15,993	$15,883,948
2.65%, 02/01/21 (Call 01/01/21)	91,300	92,301,232
3.30%, 02/01/23 (Call 12/01/22)[a]	82,001	84,239,988
3.65%, 02/01/26 (Call 11/01/25)[a]	145,970	149,103,961
3.70%, 02/01/24[a]	15,776	16,435,301
4.00%, 01/17/43	6,388	6,117,295
4.63%, 02/01/44[a]	9,975	10,436,019
4.70%, 02/01/36 (Call 08/01/35)	70,143	75,035,636
4.90%, 02/01/46 (Call 08/01/45)	133,112	145,157,930
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22[a]	46,073	45,926,110
3.75%, 01/15/22[a]	28,000	29,486,968
3.75%, 07/15/42	17,368	16,090,019
4.95%, 01/15/42	7,600	8,288,794
5.00%, 04/15/20	2,127	2,301,340
8.20%, 01/15/39	16,832	25,647,908
Coca-Cola Co. (The)
1.55%, 09/01/21	7,460	7,309,068
1.88%, 10/27/20[a]	18,805	18,818,769
2.25%, 09/01/26[a]	12,555	11,883,653
2.45%, 11/01/20[a]	13,074	13,318,102
2.50%, 04/01/23[a]	10,014	10,042,207
2.88%, 10/27/25	26,905	26,889,008
3.15%, 11/15/20[a]	13,711	14,310,738
3.20%, 11/01/23[a]	21,507	22,297,174
3.30%, 09/01/21[a]	14,831	15,543,549
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)[a]	15,336	15,291,288
Diageo Investment Corp.
2.88%, 05/11/22[a]	10,214	10,420,013
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	12,682	12,446,613

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
3.00%, 07/15/26 (Call 04/15/26)[a]	$23,805	$22,847,377
4.20%, 07/15/46 (Call 01/15/46)	22,138	21,000,789
5.00%, 05/01/42	15,330	16,352,281
Pepsi-Cola Metropolitan Bottling Co. Inc.
Series B
7.00%, 03/01/29	10,190	13,897,169
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	8,195	8,027,211
1.85%, 04/30/20 (Call 03/30/20)[a]	5,405	5,401,289
2.15%, 10/14/20 (Call 09/14/20)	14,260	14,356,569
2.38%, 10/06/26 (Call 07/06/26)	11,140	10,608,951
2.75%, 03/05/22	14,380	14,666,875
2.75%, 03/01/23	9,048	9,137,761
2.75%, 04/30/25 (Call 01/30/25)	14,615	14,465,842
2.85%, 02/24/26 (Call 11/24/25)[a]	9,826	9,769,823
3.00%, 08/25/21	8,211	8,500,790
3.10%, 07/17/22 (Call 05/17/22)[a]	7,965	8,269,788
3.13%, 11/01/20	13,278	13,786,247
3.45%, 10/06/46 (Call 04/06/46)[a]	30,839	28,042,985
3.60%, 03/01/24 (Call 12/01/23)[a]	14,795	15,572,819
4.00%, 03/05/42	6,199	6,191,704
4.45%, 04/14/46 (Call 10/14/45)	21,215	22,710,683
4.88%, 11/01/40	8,516	9,633,492
5.50%, 01/15/40[a]	12,434	15,127,172

		1,189,390,248
BIOTECHNOLOGY — 2.41%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)[a]	15,240	14,886,589
2.13%, 05/01/20 (Call 04/01/20)[a]	8,848	8,844,056

Security	Principal (000s)	Value
2.25%, 08/19/23 (Call 06/19/23)[a]	$7,860	$7,571,982
2.60%, 08/19/26 (Call 05/19/26)	15,800	14,775,782
3.13%, 05/01/25 (Call 02/01/25)	13,490	13,397,540
3.45%, 10/01/20[a]	10,805	11,251,842
3.63%, 05/15/22 (Call 02/15/22)	8,837	9,223,893
3.63%, 05/22/24 (Call 02/22/24)[a]	20,910	21,635,696
3.88%, 11/15/21 (Call 08/15/21)	18,483	19,540,143
4.10%, 06/15/21 (Call 03/15/21)	7,461	7,921,457
4.40%, 05/01/45 (Call 11/01/44)	35,870	35,406,029
4.56%, 06/15/48 (Call 12/15/47)	14,367	14,393,180
4.66%, 06/15/51 (Call 12/15/50)	43,383	43,556,801
5.15%, 11/15/41 (Call 05/15/41)	4,280	4,646,609
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	15,805	16,056,940
4.00%, 06/23/25 (Call 03/23/25)	23,530	24,239,688
5.25%, 06/23/45 (Call 12/23/44)[a]	11,784	13,049,131
Biogen Inc.
2.90%, 09/15/20[a]	20,880	21,299,586
3.63%, 09/15/22[a]	13,045	13,569,562
4.05%, 09/15/25 (Call 06/15/25)	17,960	18,830,428
5.20%, 09/15/45 (Call 03/15/45)	19,325	21,006,994
Celgene Corp.
2.88%, 08/15/20	13,908	14,145,462
3.25%, 08/15/22	9,086	9,276,839
3.55%, 08/15/22[a]	14,636	15,163,569
3.63%, 05/15/24 (Call 02/15/24)	10,761	11,001,863

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
3.88%, 08/15/25 (Call 05/15/25)[a]	$28,285	$29,299,668
4.63%, 05/15/44 (Call 11/15/43)	10,630	10,694,352
5.00%, 08/15/45 (Call 02/15/45)	24,754	26,420,281
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)	11,080	10,809,078
2.55%, 09/01/20	16,129	16,342,296
2.95%, 03/01/27 (Call 12/01/26)	18,255	17,502,458
3.25%, 09/01/22 (Call 07/01/22)[a]	11,730	12,061,287
3.50%, 02/01/25 (Call 11/01/24)[a]	20,427	20,749,228
3.65%, 03/01/26 (Call 12/01/25)[a]	33,827	34,408,997
3.70%, 04/01/24 (Call 01/01/24)[a]	13,990	14,460,562
4.00%, 09/01/36 (Call 03/01/36)[a]	6,460	6,210,106
4.15%, 03/01/47 (Call 09/01/46)	27,548	26,061,356
4.40%, 12/01/21 (Call 09/01/21)[a]	16,680	17,990,447
4.50%, 04/01/21 (Call 01/01/21)	11,234	12,104,069
4.50%, 02/01/45 (Call 08/01/44)	20,178	20,133,491
4.60%, 09/01/35 (Call 03/01/35)	14,118	14,658,081
4.75%, 03/01/46 (Call 09/01/45)	24,211	25,005,482
4.80%, 04/01/44 (Call 10/01/43)[a]	21,115	21,904,186
5.65%, 12/01/41 (Call 06/01/41)	14,467	16,691,051

		758,198,137
CHEMICALS — 1.02%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)[a]	12,582	12,727,501

Security	Principal (000s)	Value
3.50%, 10/01/24 (Call 07/01/24)[a]	$11,454	$11,787,510
4.13%, 11/15/21 (Call 08/15/21)	16,016	16,996,528
4.25%, 11/15/20 (Call 08/15/20)	16,159	17,115,883
4.38%, 11/15/42 (Call 05/15/42)[a]	14,620	14,632,898
5.25%, 11/15/41 (Call 05/15/41)[a]	12,968	14,447,305
7.38%, 11/01/29[a]	7,752	10,508,755
9.40%, 05/15/39	10,696	17,241,143
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	5,717	5,914,135
3.80%, 03/15/25 (Call 12/15/24)	1,993	2,050,750
4.65%, 10/15/44 (Call 04/15/44)	13,895	14,213,193
EI du Pont de Nemours & Co.
2.80%, 02/15/23	16,084	16,021,679
3.63%, 01/15/21[a]	11,473	11,984,464
4.15%, 02/15/43	7,914	7,807,039
LYB International Finance BV
4.00%, 07/15/23[a]	8,446	8,902,383
4.88%, 03/15/44 (Call 09/15/43)[a]	11,461	11,800,932
5.25%, 07/15/43[a]	9,293	10,051,429
LYB International Finance II BV
3.50%, 03/02/27 (Call 12/02/26)[a]	10,685	10,552,802
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	13,679	12,832,430
5.75%, 04/15/24 (Call 01/15/24)[a]	13,090	14,984,554
6.00%, 11/15/21 (Call 08/17/21)	5,363	6,083,832
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)	9,189	9,225,643
4.40%, 07/15/44 (Call 01/15/44)	14,305	13,976,240

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
4.70%, 07/15/64 (Call 01/15/64)	$8,185	$7,755,500
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[a]	8,450	8,826,944
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)	8,147	8,226,412
Rohm & Haas Co.
7.85%, 07/15/29	9,551	13,313,572
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)[a]	12,830	12,658,834

		322,640,290
COMMERCIAL SERVICES — 0.24%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	12,192	12,347,730
3.38%, 09/15/25 (Call 06/15/25)[a]	11,227	11,671,857
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	3,894	3,738,856
4.35%, 12/08/21	16,545	17,989,567
5.50%, 12/08/41	5,918	7,064,408
S&P Global Inc.
4.40%, 02/15/26 (Call 11/15/25)[a]	10,385	11,117,050
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)[a]	6,610	6,882,880
4.80%, 04/01/26 (Call 01/01/26)	3,701	4,018,501

		74,830,849
COMPUTERS — 3.80%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	20,680	20,215,105
2.00%, 05/06/20[a]	16,049	16,131,986
2.15%, 02/09/22[a]	17,565	17,508,562
2.25%, 02/23/21 (Call 01/23/21)[a]	36,080	36,361,586

Security	Principal (000s)	Value
2.40%, 05/03/23[a]	$59,315	$58,973,571
2.45%, 08/04/26 (Call 05/04/26)[a]	26,178	25,055,613
2.50%, 02/09/22 (Call 01/09/22)[a]	4,900	4,960,728
2.50%, 02/09/25[a]	15,813	15,472,557
2.70%, 05/13/22[a]	15,679	15,989,907
2.85%, 05/06/21[a]	45,281	46,579,550
2.85%, 02/23/23 (Call 12/23/22)[a]	22,499	22,905,255
3.00%, 02/09/24 (Call 12/09/23)	13,649	13,898,072
3.20%, 05/13/25[a]	31,640	32,273,550
3.25%, 02/23/26 (Call 11/23/25)	39,615	40,442,886
3.35%, 02/09/27 (Call 11/09/26)	25,250	25,789,532
3.45%, 05/06/24	36,369	37,980,954
3.45%, 02/09/45[a]	24,528	22,301,829
3.85%, 05/04/43[a]	33,536	32,442,924
3.85%, 08/04/46 (Call 02/04/46)[a]	27,960	27,092,099
4.25%, 02/09/47 (Call 08/09/46)[a]	20,770	21,409,020
4.38%, 05/13/45	25,160	26,254,090
4.45%, 05/06/44[a]	15,481	16,321,916
4.50%, 02/23/36 (Call 08/23/35)[a]	8,868	9,682,669
4.65%, 02/23/46 (Call 08/23/45)[a]	49,040	53,273,383
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)[a,b]	52,733	55,385,992
5.45%, 06/15/23 (Call 04/15/23)[b]	39,359	42,511,317
6.02%, 06/15/26 (Call 03/15/26)[b]	49,433	54,286,001
8.35%, 07/15/46 (Call 01/15/46)[a,b]	25,559	33,078,123
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
8.10%, 07/15/36 (Call 01/15/36)[b]	19,590	24,561,015

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)[a]	$35,110	$36,234,816
4.40%, 10/15/22 (Call 08/15/22)	16,670	17,561,992
4.90%, 10/15/25 (Call 07/15/25)[a]	27,920	29,112,645
6.20%, 10/15/35 (Call 04/15/35)	8,972	9,454,961
6.35%, 10/15/45 (Call 04/15/45)[a]	20,100	20,885,880
HP Inc.
4.30%, 06/01/21[a]	13,027	13,786,800
4.38%, 09/15/21[a]	11,215	11,930,500
4.65%, 12/09/21[a]	14,323	15,430,093
6.00%, 09/15/41[a]	12,682	13,139,275
International Business Machines Corp.
1.63%, 05/15/20[a]	11,017	10,948,143
1.88%, 08/01/22[a]	13,621	13,270,431
2.25%, 02/19/21	9,400	9,462,432
2.50%, 01/27/22[a]	7,270	7,353,242
2.88%, 11/09/22	10,800	11,011,297
3.30%, 01/27/27	6,160	6,240,881
3.38%, 08/01/23	22,094	23,006,876
3.45%, 02/19/26[a]	18,372	18,842,544
3.63%, 02/12/24	26,589	27,933,159
4.00%, 06/20/42	17,484	17,451,943
4.70%, 02/19/46[a]	1,000	1,102,740
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)[a,b]	9,000	8,977,500
4.75%, 06/01/23[a]	12,664	12,838,130
4.75%, 01/01/25[a]	12,601	12,222,970

		1,197,339,042
COSMETICS & PERSONAL CARE — 0.18%
Procter & Gamble Co. (The)
1.70%, 11/03/21[a]	8,469	8,364,060
2.30%, 02/06/22[a]	5,049	5,106,327
2.45%, 11/03/26[a]	7,410	7,164,838
3.10%, 08/15/23	14,979	15,517,466
5.55%, 03/05/37[a]	15,628	20,468,626

		56,621,317

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 2.77%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)[a]	$15,490	$16,028,499
4.50%, 05/15/21	19,605	20,758,168
4.63%, 10/30/20[a]	3,650	3,852,940
5.00%, 10/01/21[a]	17,759	19,175,717
Air Lease Corp.
3.00%, 09/15/23 (Call 07/15/23)[a]	7,390	7,271,377
American Express Co.
2.65%, 12/02/22[a]	12,483	12,448,392
4.05%, 12/03/42[a]	13,904	13,754,148
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)[a]	22,775	22,659,456
2.38%, 05/26/20 (Call 04/25/20)	18,125	18,269,376
2.70%, 03/03/22 (Call 01/31/22)	19,000	19,126,755
Series F
2.60%, 09/14/20 (Call 08/14/20)	12,761	12,923,354
Ameriprise Financial Inc.
4.00%, 10/15/23	15,053	16,019,159
5.30%, 03/15/20	3,500	3,799,617
Capital One Bank USA N.A.
3.38%, 02/15/23[a]	15,845	15,950,968
CME Group Inc.
3.00%, 09/15/22	12,158	12,473,306
3.00%, 03/15/25 (Call 12/15/24)	12,689	12,779,067
5.30%, 09/15/43 (Call 03/15/43)[a]	7,271	8,774,375
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)[a]	4,055	4,078,032
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20[b]	200	201,310
2.34%, 11/15/20	73,355	73,829,262
3.37%, 11/15/25[a]	24,844	25,765,966
4.42%, 11/15/35	133,144	142,123,764

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
HSBC Finance Corp.
6.68%, 01/15/21	$37,046	$41,978,642
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	17,285	17,594,236
3.75%, 12/01/25 (Call 09/01/25)[a]	28,589	29,784,346
4.00%, 10/15/23	5,235	5,578,408
International Lease Finance Corp.
5.88%, 08/15/22[a]	13,210	14,847,239
8.25%, 12/15/20	19,292	22,785,588
Jefferies Group LLC
4.85%, 01/15/27	2,000	2,071,964
6.88%, 04/15/21	6,472	7,402,992
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)[a]	4,390	4,408,870
3.38%, 04/01/24[a]	7,670	7,996,227
Nomura Holdings Inc.
6.70%, 03/04/20	6,123	6,812,712
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)[a]	880	846,287
3.75%, 08/15/21 (Call 06/15/21)	10,550	10,906,214
4.25%, 08/15/24 (Call 05/15/24)[a]	10,775	11,030,370
4.50%, 07/23/25 (Call 04/24/25)	9,772	10,116,467
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	5,000	5,087,201
3.30%, 04/01/27 (Call 01/01/27)	10,000	10,001,534
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)[a]	31,896	32,147,956
2.80%, 12/14/22 (Call 10/14/22)	31,168	31,735,616
3.15%, 12/14/25 (Call 09/14/25)[a]	47,600	48,323,306
4.15%, 12/14/35 (Call 06/14/35)[a]	22,874	24,104,356

Security	Principal (000s)	Value
4.30%, 12/14/45 (Call 06/14/45)	$41,858	$44,795,092

		872,418,631
ELECTRIC — 1.87%
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)[a]	12,376	13,041,940
5.15%, 11/15/43 (Call 05/15/43)	10,594	12,129,846
6.13%, 04/01/36[a]	20,694	25,916,503
6.50%, 09/15/37[a]	10,861	14,280,302
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	9,286	9,892,027
4.63%, 12/01/54 (Call 06/01/54)[a]	10,220	10,930,067
Duke Energy Carolinas LLC
3.88%, 03/15/46 (Call 09/15/45)	600	589,818
5.30%, 02/15/40[a]	8,967	10,694,541
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)[a]	15,114	14,689,363
2.65%, 09/01/26 (Call 06/01/26)[a]	25,515	24,109,641
3.75%, 04/15/24 (Call 01/15/24)[a]	11,176	11,593,620
3.75%, 09/01/46 (Call 03/01/46)[a]	17,370	15,917,769
Duke Energy Florida LLC
6.40%, 06/15/38	11,356	15,098,603
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	14,088	14,095,863
3.55%, 06/15/26 (Call 03/15/26)[a]	13,778	13,712,097
4.75%, 06/15/46 (Call 12/15/45)	15,644	15,835,863
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	10,917	11,095,510
3.40%, 04/15/26 (Call 01/15/26)[a]	3,860	3,837,104

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
3.50%, 06/01/22 (Call 05/01/22)	$2,300	$2,338,036
3.95%, 06/15/25 (Call 03/15/25)[a]	9,886	10,267,830
4.45%, 04/15/46 (Call 10/15/45)[a]	12,480	12,517,145
5.10%, 06/15/45 (Call 12/15/44)[a]	1,799	1,961,576
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	8,838	8,488,552
6.25%, 10/01/39	9,881	10,297,147
FirstEnergy Corp.
Series B
4.25%, 03/15/23 (Call 12/15/22)	4,360	4,542,438
Series C
7.38%, 11/15/31	2,061	2,699,596
Fortis Inc./Canada
3.06%, 10/04/26 (Call 07/04/26)[b]	21,690	20,530,611
Georgia Power Co.
4.30%, 03/15/42	12,142	12,072,003
Great Plains Energy Inc.
3.15%, 04/01/22 (Call 03/01/22)	14,730	14,895,668
3.90%, 04/01/27 (Call 01/01/27)	17,685	17,933,308
4.85%, 04/01/47 (Call 10/01/46)	17,500	17,705,558
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	9,413	11,397,365
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)[a]	11,232	11,715,005
5.40%, 01/15/40[a]	12,281	14,583,394
5.80%, 03/01/37	11,406	14,077,395
6.05%, 03/01/34	36,791	46,228,315
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	8,886	9,859,870
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)[a]	22,270	21,970,088

Security	Principal (000s)	Value
2.95%, 07/01/23 (Call 05/01/23)[a]	$12,042	$11,979,419
3.25%, 07/01/26 (Call 04/01/26)[a]	35,060	34,077,815
4.40%, 07/01/46 (Call 01/01/46)	25,011	24,867,652
Virginia Electric & Power Co.
Series A
3.15%, 01/15/26 (Call 10/15/25)	10,323	10,358,815
3.50%, 03/15/27 (Call 12/15/26)	5,180	5,321,545

		590,146,623
ELECTRONICS — 0.30%
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)[b]	3,625	3,592,882
3.15%, 06/15/26 (Call 03/15/26)[a,b]	17,045	17,016,627
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	27,410	26,977,210
2.50%, 11/01/26 (Call 08/01/26)[a]	24,120	23,114,756
4.25%, 03/01/21	8,939	9,639,424
Koninklijke Philips NV
3.75%, 03/15/22	13,281	13,964,214

		94,305,113
ENGINEERING & CONSTRUCTION — 0.07%
ABB Finance USA Inc.
2.88%, 05/08/22	16,035	16,332,629
4.38%, 05/08/42	4,347	4,584,339

		20,916,968
ENVIRONMENTAL CONTROL — 0.09%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	9,410	9,813,417
5.00%, 03/01/20	9,072	9,792,443
Waste Management Inc.
4.10%, 03/01/45 (Call 09/01/44)	8,964	9,100,748

		28,706,608

72	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
FOOD — 1.24%
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	$9,134	$9,405,652
3.20%, 02/10/27 (Call 11/10/26)[a]	5,000	4,946,574
JM Smucker Co. (The)
3.50%, 10/15/21	1,025	1,067,091
3.50%, 03/15/25[a]	20,440	20,874,524
Kellogg Co.
3.25%, 04/01/26[a]	7,150	7,069,293
4.00%, 12/15/20[a]	7,817	8,273,643
Series B
7.45%, 04/01/31	1,196	1,568,201
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	16,340	16,581,824
3.00%, 06/01/26 (Call 03/01/26)	30,436	28,952,647
3.50%, 06/06/22[a]	30,594	31,616,485
3.50%, 07/15/22 (Call 05/15/22)[a]	10,385	10,709,728
3.95%, 07/15/25 (Call 04/15/25)	24,435	25,088,358
4.38%, 06/01/46 (Call 12/01/45)[a]	31,042	29,547,933
5.00%, 07/15/35 (Call 01/15/35)	14,746	15,521,595
5.00%, 06/04/42	20,455	21,052,581
5.20%, 07/15/45 (Call 01/15/45)	21,525	22,721,885
6.50%, 02/09/40	13,149	15,970,848
6.88%, 01/26/39	11,056	13,919,203
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)[a]	16,975	15,824,367
4.45%, 02/01/47 (Call 08/01/46)[a]	11,950	11,753,757
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)[a]	11,350	11,439,849
3.30%, 07/15/26 (Call 04/15/26)[a]	12,431	12,309,401

Security	Principal (000s)	Value
3.75%, 10/01/25 (Call 07/01/25)	$8,348	$8,572,499
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	12,670	13,034,250
4.50%, 06/15/22 (Call 03/15/22)	12,580	13,451,195
Unilever Capital Corp.
4.25%, 02/10/21	7,198	7,714,037
5.90%, 11/15/32	10,319	13,386,468

		392,373,888
FOREST PRODUCTS & PAPER — 0.19%
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)[a]	29,547	28,201,217
3.65%, 06/15/24 (Call 03/15/24)[a]	7,425	7,615,275
4.40%, 08/15/47 (Call 02/15/47)[a]	12,620	12,310,908
4.75%, 02/15/22 (Call 11/15/21)[a]	160	174,349
4.80%, 06/15/44 (Call 12/15/43)	8,985	9,163,857
7.30%, 11/15/39	1,050	1,381,685

		58,847,291
GAS — 0.06%
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	7,481	7,910,845
Sempra Energy
6.00%, 10/15/39[a]	7,960	9,570,207

		17,481,052
HEALTH CARE – PRODUCTS — 1.90%
Abbott Laboratories
2.00%, 03/15/20[a]	2,589	2,582,665
2.55%, 03/15/22[a]	11,583	11,457,146
2.90%, 11/30/21 (Call 10/30/21)[a]	34,516	34,811,026
2.95%, 03/15/25 (Call 12/15/24)	10,440	10,057,756
3.25%, 04/15/23 (Call 01/15/23)[a]	11,411	11,533,773

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
3.40%, 11/30/23 (Call 09/30/23)[a]	$17,885	$18,144,286
3.75%, 11/30/26 (Call 08/30/26)	26,490	26,743,133
4.75%, 11/30/36 (Call 05/30/36)	26,235	27,155,665
4.90%, 11/30/46 (Call 05/30/46)[a]	42,974	44,843,949
Becton Dickinson and Co.
3.13%, 11/08/21[a]	8,820	8,869,434
3.73%, 12/15/24 (Call 09/15/24)[a]	20,905	21,048,657
4.69%, 12/15/44 (Call 06/15/44)[a]	14,482	14,118,917
Boston Scientific Corp.
3.85%, 05/15/25[a]	9,672	9,939,629
Medtronic Global Holdings SCA
3.35%, 04/01/27 (Call 01/01/27)	6,950	7,054,985
Medtronic Inc.
2.50%, 03/15/20	3,428	3,490,267
3.15%, 03/15/22[a]	44,754	46,355,688
3.50%, 03/15/25	41,806	43,162,404
3.63%, 03/15/24 (Call 12/15/23)	6,993	7,309,524
4.38%, 03/15/35	30,874	32,670,493
4.45%, 03/15/20	5,473	5,850,698
4.63%, 03/15/45	46,123	50,167,535
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)[a]	7,876	7,956,590
3.38%, 11/01/25 (Call 08/01/25)	8,248	8,345,362
3.50%, 03/15/26 (Call 12/15/25)	10,825	11,012,347
4.63%, 03/15/46 (Call 09/15/45)	14,282	14,928,118
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	17,531	16,855,371
3.00%, 04/15/23 (Call 02/15/23)	12,010	12,070,755

Security	Principal (000s)	Value
3.15%, 01/15/23 (Call 10/15/22)	$8,838	$8,952,499
3.30%, 02/15/22[a]	7,492	7,681,456
3.60%, 08/15/21 (Call 05/15/21)	11,589	12,071,235
4.15%, 02/01/24 (Call 11/01/23)[a]	11,456	12,153,515
4.50%, 03/01/21	10,374	11,122,064
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	13,055	13,170,631
3.55%, 04/01/25 (Call 01/01/25)[a]	26,037	25,979,950

		599,667,523
HEALTH CARE – SERVICES — 1.41%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	13,125	13,186,392
2.80%, 06/15/23 (Call 04/15/23)[a]	25,675	25,660,108
3.50%, 11/15/24 (Call 08/15/24)	17,281	17,837,224
6.63%, 06/15/36	8,213	10,846,383
Anthem Inc.
3.13%, 05/15/22[a]	10,972	11,135,819
3.30%, 01/15/23[a]	18,380	18,650,098
3.50%, 08/15/24 (Call 05/15/24)	8,165	8,279,161
4.63%, 05/15/42	13,736	14,050,052
4.65%, 01/15/43	9,615	9,910,949
4.65%, 08/15/44 (Call 02/15/44)[a]	8,459	8,737,975
5.85%, 01/15/36	8,987	10,434,275
6.38%, 06/15/37	890	1,103,273
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)[a]	14,245	14,162,497
4.00%, 02/15/22 (Call 11/15/21)	7,769	8,187,362
5.38%, 02/15/42 (Call 08/15/41)	10,305	12,049,721

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)	$5,855	$6,242,618
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	15,141	15,151,656
4.70%, 02/01/45 (Call 08/01/44)[a]	14,017	13,899,647
UnitedHealth Group Inc.
2.13%, 03/15/21[a]	9,794	9,760,410
2.70%, 07/15/20[a]	16,185	16,504,183
2.88%, 12/15/21	9,102	9,316,537
2.88%, 03/15/22 (Call 12/15/21)[a]	12,592	12,886,463
2.88%, 03/15/23[a]	7,477	7,561,595
3.10%, 03/15/26[a]	10,420	10,423,663
3.35%, 07/15/22	9,700	10,107,709
3.38%, 04/15/27[a]	4,920	5,000,737
3.45%, 01/15/27[a]	17,186	17,578,176
3.75%, 07/15/25[a]	36,802	38,701,105
4.20%, 01/15/47 (Call 07/15/46)	11,425	11,692,825
4.25%, 03/15/43 (Call 09/15/42)	8,140	8,381,495
4.25%, 04/15/47 (Call 10/15/46)	2,800	2,890,944
4.63%, 07/15/35[a]	13,810	15,137,276
4.75%, 07/15/45	26,065	28,947,283
5.80%, 03/15/36[a]	5,830	7,192,557
6.88%, 02/15/38	10,055	13,827,683

		445,435,851
HOUSEWARES — 0.31%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)[a]	14,600	14,975,135
3.85%, 04/01/23 (Call 02/01/23)[a]	29,757	31,098,859
4.20%, 04/01/26 (Call 01/01/26)	26,960	28,320,054
5.50%, 04/01/46 (Call 10/01/45)	21,420	24,894,164

		99,288,212

Security	Principal (000s)	Value
INSURANCE — 1.87%
Aflac Inc.
3.63%, 11/15/24	$8,073	$8,376,362
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)[a]	22,003	22,543,977
3.75%, 07/10/25 (Call 04/10/25)	18,135	18,328,892
3.88%, 01/15/35 (Call 07/15/34)	17,531	16,309,268
3.90%, 04/01/26 (Call 01/01/26)	24,181	24,654,372
4.13%, 02/15/24[a]	15,025	15,679,399
4.38%, 01/15/55 (Call 07/15/54)	9,106	8,347,955
4.50%, 07/16/44 (Call 01/16/44)	25,672	25,222,920
4.80%, 07/10/45 (Call 01/10/45)[a]	8,215	8,434,444
4.88%, 06/01/22	22,977	25,038,995
6.25%, 05/01/36	8,413	10,041,108
Aon PLC
3.88%, 12/15/25 (Call 09/15/25)	9,000	9,256,787
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22[a]	10,589	10,898,303
4.25%, 01/15/21[a]	8,581	9,249,942
5.75%, 01/15/40[a]	8,748	10,987,492
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)[a]	12,220	12,306,331
2.75%, 03/15/23 (Call 01/15/23)[a]	21,437	21,660,689
3.13%, 03/15/26 (Call 12/15/25)	36,995	37,282,880
4.50%, 02/11/43[a]	14,220	15,345,114
Chubb Corp. (The)
6.00%, 05/11/37	8,691	11,053,499
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	16,070	16,029,939

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
2.88%, 11/03/22 (Call 09/03/22)[a]	$14,334	$14,518,904
3.15%, 03/15/25	7,802	7,892,959
3.35%, 05/03/26 (Call 02/03/26)[a]	15,827	16,203,904
4.35%, 11/03/45 (Call 05/03/45)[a]	18,890	20,197,475
Manulife Financial Corp.
4.15%, 03/04/26[a]	9,985	10,584,028
5.38%, 03/04/46[a]	8,500	9,994,372
MetLife Inc.
3.60%, 04/10/24[a]	10,732	11,186,982
4.05%, 03/01/45	15,410	15,109,263
4.13%, 08/13/42[a]	10,363	10,266,132
4.60%, 05/13/46 (Call 11/13/45)[a]	10,880	11,684,160
4.75%, 02/08/21	12,934	14,073,735
4.88%, 11/13/43[a]	14,100	15,505,415
5.70%, 06/15/35	8,415	10,178,650
5.88%, 02/06/41	8,090	10,013,199
6.38%, 06/15/34[a]	9,233	11,843,319
Series D
4.37%, 09/15/23[a]	15,465	16,715,747
Prudential Financial Inc.
4.60%, 05/15/44[a]	6,570	7,002,139
5.70%, 12/14/36	4,140	4,948,781
Series D
6.63%, 12/01/37	8,745	11,460,107
Travelers Companies Inc. (The)
5.35%, 11/01/40	7,865	9,545,646
6.25%, 06/15/37	9,565	12,563,694

		588,537,279
INTERNET — 0.60%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)[a]	25,469	23,736,209
3.38%, 02/25/24	17,285	18,143,088
3.63%, 05/19/21	5,007	5,328,862
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	12,282	12,289,669
3.30%, 12/05/21 (Call 10/05/21)	9,179	9,570,386

Security	Principal (000s)	Value
3.80%, 12/05/24 (Call 09/05/24)	$13,812	$14,720,026
4.80%, 12/05/34 (Call 06/05/34)	17,374	19,439,406
4.95%, 12/05/44 (Call 06/05/44)	23,557	27,026,244
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	11,220	11,130,617
2.88%, 08/01/21 (Call 06/01/21)[a]	6,907	6,989,240
3.45%, 08/01/24 (Call 05/01/24)	11,935	12,059,699
3.80%, 03/09/22 (Call 02/09/22)[a]	8,840	9,235,390
4.00%, 07/15/42 (Call 01/15/42)	10,887	9,316,827
Expedia Inc.
5.00%, 02/15/26 (Call 11/15/25)	10,266	11,027,315

		190,012,978
LODGING — 0.06%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	8,315	8,201,077
Series R
3.13%, 06/15/26 (Call 03/15/26)[a]	11,072	10,787,629

		18,988,706
MACHINERY — 0.40%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	11,235	10,914,471
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	12,490	12,973,116
3.80%, 08/15/42	16,858	16,333,949
3.90%, 05/27/21	20,722	22,078,002
5.20%, 05/27/41	8,298	9,709,837
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)[a]	12,599	12,686,704
3.90%, 06/09/42 (Call 12/09/41)[a]	18,036	18,092,644

76	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
John Deere Capital Corp.
2.80%, 03/06/23	$21,979	$22,168,002

		124,956,725
MANUFACTURING — 1.30%
3M Co.
5.70%, 03/15/37	4,171	5,199,586
Eaton Corp.
2.75%, 11/02/22	15,775	15,853,915
4.15%, 11/02/42	10,780	10,659,499
General Electric Co.
2.70%, 10/09/22	48,102	48,932,399
3.10%, 01/09/23[a]	21,412	22,146,828
3.15%, 09/07/22	12,588	13,078,797
3.38%, 03/11/24[a]	8,128	8,515,339
3.45%, 05/15/24 (Call 02/13/24)	1,330	1,393,255
4.13%, 10/09/42	27,419	28,224,140
4.38%, 09/16/20	15,046	16,154,258
4.50%, 03/11/44	33,615	36,690,386
4.63%, 01/07/21[a]	15,613	16,999,055
4.65%, 10/17/21	11,025	12,173,486
5.30%, 02/11/21	18,033	20,032,869
5.88%, 01/14/38	30,187	38,486,064
6.15%, 08/07/37	14,651	19,177,627
6.88%, 01/10/39	19,301	27,549,043
Series A
6.75%, 03/15/32	37,321	50,952,876
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	6,890	6,714,156
3.90%, 09/01/42 (Call 03/01/42)	11,950	12,092,274

		411,025,852
MEDIA — 4.48%
21st Century Fox America Inc.
3.00%, 09/15/22	10,937	11,073,125
4.50%, 02/15/21[a]	11,018	11,819,609
6.15%, 03/01/37[a]	7,669	9,175,057
6.15%, 02/15/41[a]	19,071	23,008,521
6.20%, 12/15/34	11,359	13,702,780
6.40%, 12/15/35	14,755	18,044,816
6.65%, 11/15/37[a]	12,051	15,241,231

Security	Principal (000s)	Value
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)	$875	$881,396
4.00%, 01/15/26 (Call 10/15/25)	9,775	10,104,531
7.88%, 07/30/30	9,565	13,103,537
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	30,590	31,553,484
4.46%, 07/23/22 (Call 05/23/22)	34,156	36,351,654
4.91%, 07/23/25 (Call 04/23/25)	55,910	59,868,037
5.38%, 05/01/47 (Call 11/01/46)[b]	6,850	7,004,860
6.38%, 10/23/35 (Call 04/23/35)	22,860	26,182,383
6.48%, 10/23/45 (Call 04/23/45)	50,130	58,563,004
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	12,998	17,508,952
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	22,308	20,684,404
2.75%, 03/01/23 (Call 02/01/23)[a]	16,365	16,395,954
2.85%, 01/15/23	11,995	12,104,345
3.00%, 02/01/24 (Call 01/01/24)[a]	7,600	7,668,180
3.13%, 07/15/22[a]	10,465	10,771,834
3.15%, 03/01/26 (Call 12/01/25)[a]	34,138	33,940,058
3.20%, 07/15/36 (Call 01/15/36)[a]	21,100	18,889,788
3.30%, 02/01/27 (Call 11/01/26)[a]	16,245	16,326,529
3.38%, 02/15/25 (Call 11/15/24)[a]	11,135	11,357,266

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
3.38%, 08/15/25 (Call 05/15/25)	$22,250	$22,614,960
3.40%, 07/15/46 (Call 01/15/46)[a]	15,783	13,677,661
3.60%, 03/01/24[a]	14,555	15,149,892
4.20%, 08/15/34 (Call 02/15/34)	12,641	12,908,200
4.25%, 01/15/33	20,791	21,566,473
4.40%, 08/15/35 (Call 02/15/35)	14,855	15,505,374
4.60%, 08/15/45 (Call 02/15/45)[a]	15,115	15,731,544
4.65%, 07/15/42	17,510	18,297,538
4.75%, 03/01/44	11,697	12,421,565
5.15%, 03/01/20[a]	3,953	4,301,130
5.65%, 06/15/35	11,147	13,139,416
6.40%, 05/15/38	9,685	12,386,673
6.40%, 03/01/40[a]	12,145	15,643,966
6.45%, 03/15/37	17,566	22,619,642
6.50%, 11/15/35	12,342	15,833,868
6.55%, 07/01/39	9,964	13,121,847
6.95%, 08/15/37	23,526	31,706,341
7.05%, 03/15/33	11,805	15,744,251
Discovery Communications LLC
4.88%, 04/01/43[a]	13,447	12,250,107
6.35%, 06/01/40	11,815	12,656,227
Historic TW Inc.
6.63%, 05/15/29	1,786	2,220,331
NBCUniversal Media LLC
2.88%, 01/15/23[a]	16,465	16,642,448
4.38%, 04/01/21	26,218	28,317,904
4.45%, 01/15/43[a]	10,448	10,601,889
5.15%, 04/30/20	21,997	24,020,557
5.95%, 04/01/41	11,354	13,913,727
6.40%, 04/30/40	11,468	14,755,280
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	13,833	14,419,449
4.50%, 09/15/42 (Call 03/15/42)	9,765	8,935,647
5.50%, 09/01/41 (Call 03/01/41)	16,138	16,736,271
5.88%, 11/15/40 (Call 05/15/40)[a]	12,054	13,046,135

Security	Principal (000s)	Value
6.55%, 05/01/37	$17,941	$20,824,372
6.75%, 06/15/39	20,990	24,950,611
7.30%, 07/01/38	20,510	25,598,373
Time Warner Entertainment Co. LP
8.38%, 03/15/23	14,890	18,657,970
8.38%, 07/15/33	9,710	13,092,977
Time Warner Inc.
2.95%, 07/15/26 (Call 04/15/26)	12,640	11,875,765
3.55%, 06/01/24 (Call 03/01/24)	6,245	6,281,430
3.60%, 07/15/25 (Call 04/15/25)	21,760	21,627,523
3.80%, 02/15/27 (Call 11/15/26)[a]	25,524	25,407,238
4.70%, 01/15/21	11,923	12,803,492
4.75%, 03/29/21	14,275	15,383,960
4.85%, 07/15/45 (Call 01/15/45)[a]	8,580	8,348,083
4.88%, 03/15/20	5,234	5,612,701
6.10%, 07/15/40	12,261	13,904,148
6.25%, 03/29/41[a]	12,155	13,961,903
6.50%, 11/15/36	4,863	5,787,564
7.63%, 04/15/31	7,214	9,766,964
Viacom Inc.
3.45%, 10/04/26 (Call 07/04/26)	20,286	19,486,612
4.25%, 09/01/23 (Call 06/01/23)	17,079	17,721,447
4.38%, 03/15/43	16,609	14,719,171
5.85%, 09/01/43 (Call 03/01/43)	14,691	15,762,454
6.88%, 04/30/36	13,749	15,864,475
Walt Disney Co. (The)
1.85%, 07/30/26[a]	14,672	13,346,330
2.15%, 09/17/20	10,165	10,239,676
2.30%, 02/12/21	8,980	9,066,266
2.35%, 12/01/22[a]	13,017	12,966,356
2.75%, 08/16/21[a]	5,823	5,968,008
3.00%, 02/13/26[a]	12,710	12,772,967
3.15%, 09/17/25[a]	8,990	9,171,754
4.13%, 06/01/44[a]	8,002	8,148,558

		1,411,330,796

78	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
METAL FABRICATE & HARDWARE — 0.09%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)[a]	$11,662	$11,605,185
3.25%, 06/15/25 (Call 03/15/25)	15,732	15,993,979

		27,599,164
MINING — 0.77%
Barrick Gold Corp.
5.25%, 04/01/42[a]	8,527	9,448,032
Barrick North America Finance LLC
5.70%, 05/30/41[a]	11,800	13,585,719
5.75%, 05/01/43[a]	12,386	14,539,445
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	9,935	11,569,769
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	17,517	17,854,215
3.85%, 09/30/23[a]	12,088	12,886,441
4.13%, 02/24/42[a]	11,775	11,841,270
5.00%, 09/30/43[a]	32,555	36,852,599
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	11,075	11,373,241
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	10,747	11,122,902
4.88%, 03/15/42 (Call 09/15/41)[a]	11,896	12,189,233
6.25%, 10/01/39	10,469	12,409,364
Rio Tinto Alcan Inc.
6.13%, 12/15/33	4,630	5,361,800
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)[a]	17,636	18,365,379
4.13%, 05/20/21	1,173	1,248,055
5.20%, 11/02/40[a]	14,160	16,046,357
7.13%, 07/15/28[a]	11,168	14,638,708
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)[a]	715	722,211

Security	Principal (000s)	Value
3.50%, 03/22/22 (Call 12/22/21)	$922	$961,259
4.13%, 08/21/42 (Call 02/21/42)[a]	10,384	10,274,847

		243,290,846
OFFICE & BUSINESS EQUIPMENT — 0.04%
Xerox Corp.
4.50%, 05/15/21[a]	12,502	13,151,949

		13,151,949
OIL & GAS — 6.50%
Anadarko Finance Co.
7.50%, 05/01/31	10,255	13,147,497
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)[a]	18,430	19,814,290
5.55%, 03/15/26 (Call 12/15/25)[a]	20,448	22,843,855
6.20%, 03/15/40[a]	8,101	9,225,699
6.45%, 09/15/36	16,994	20,076,555
6.60%, 03/15/46 (Call 09/15/45)[a]	15,231	18,769,161
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	23,107	23,457,501
4.25%, 01/15/44 (Call 07/15/43)	7,234	6,799,139
4.75%, 04/15/43 (Call 10/15/42)	22,811	23,016,472
5.10%, 09/01/40 (Call 03/01/40)	20,150	21,082,935
6.00%, 01/15/37	6,469	7,437,250
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	14,495	14,310,435
2.50%, 11/06/22	13,356	13,174,262
2.75%, 05/10/23[a]	16,491	16,397,047
3.02%, 01/16/27 (Call 10/16/26)[a]	14,279	13,938,873
3.06%, 03/17/22[a]	12,495	12,754,907
3.12%, 05/04/26 (Call 02/04/26)[a]	14,871	14,705,468
3.22%, 11/28/23 (Call 09/28/23)[a]	13,570	13,762,389

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
3.22%, 04/14/24 (Call 02/14/24)[a]	$18,245	$18,427,676
3.25%, 05/06/22	26,796	27,559,086
3.51%, 03/17/25[a]	10,619	10,857,713
3.54%, 11/04/24	11,648	11,942,168
3.56%, 11/01/21	15,883	16,594,793
3.59%, 04/14/27 (Call 01/14/27)[a]	14,708	15,016,163
3.72%, 11/28/28 (Call 08/28/28)[a]	7,960	8,197,334
3.81%, 02/10/24	12,152	12,699,658
3.99%, 09/26/23[a]	7,996	8,478,337
4.50%, 10/01/20	17,392	18,686,494
4.74%, 03/11/21	15,553	16,947,818
Canadian Natural Resources Ltd.
6.25%, 03/15/38[a]	13,618	15,456,450
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)[a,b]	8,000	7,933,774
5.25%, 06/15/37 (Call 12/15/36)[a,b]	3,000	2,922,570
5.40%, 06/15/47 (Call 12/15/46)[a,b]	6,000	5,869,704
Chevron Corp.
2.10%, 05/16/21 (Call 04/15/21)[a]	28,490	28,373,484
2.36%, 12/05/22 (Call 09/05/22)	24,043	23,873,006
2.42%, 11/17/20 (Call 10/17/20)	15,135	15,311,915
2.43%, 06/24/20 (Call 05/24/20)	10,404	10,531,412
2.57%, 05/16/23 (Call 03/16/23)[a]	7,425	7,399,739
2.90%, 03/03/24 (Call 01/03/24)[a]	11,250	11,341,906
2.95%, 05/16/26 (Call 02/16/26)[a]	27,600	27,511,045
3.19%, 06/24/23 (Call 03/24/23)[a]	29,920	30,859,694
3.33%, 11/17/25 (Call 08/17/25)[a]	7,571	7,770,955

Security	Principal (000s)	Value
ConocoPhillips
6.50%, 02/01/39[a]	$32,408	$41,627,658
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	9,585	9,463,904
2.88%, 11/15/21 (Call 09/15/21)[a]	11,886	12,093,400
3.35%, 11/15/24 (Call 08/15/24)[a]	11,031	11,253,769
4.20%, 03/15/21 (Call 02/15/21)	15,825	16,903,070
4.30%, 11/15/44 (Call 05/15/44)[a]	11,275	11,327,297
4.95%, 03/15/26 (Call 12/15/25)[a]	17,186	19,249,588
ConocoPhillips Holding Co.
6.95%, 04/15/29	16,356	21,352,388
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	20,297	20,363,136
4.75%, 05/15/42 (Call 11/15/41)	7,626	7,446,903
5.00%, 06/15/45 (Call 12/15/44)[a]	9,505	9,689,963
5.60%, 07/15/41 (Call 01/15/41)	20,863	22,184,830
5.85%, 12/15/25 (Call 09/15/25)[a]	2,610	3,020,266
7.95%, 04/15/32	13,419	17,593,060
Devon Financing Co. LLC
7.88%, 09/30/31	1,265	1,658,255
Encana Corp.
6.50%, 08/15/34	6,260	7,070,274
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	10,575	10,413,014
4.10%, 02/01/21	5,496	5,807,088
4.15%, 01/15/26 (Call 10/15/25)[a]	4,380	4,625,102
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	5,895	5,926,732
2.22%, 03/01/21 (Call 02/01/21)[a]	33,553	33,726,174

80	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
2.40%, 03/06/22 (Call 01/06/22)[a]	$15,125	$15,192,087
2.71%, 03/06/25 (Call 12/06/24)[a]	18,331	18,169,550
2.73%, 03/01/23 (Call 01/01/23)	18,614	18,789,331
3.04%, 03/01/26 (Call 12/01/25)[a]	29,631	29,894,357
3.18%, 03/15/24 (Call 12/15/23)[a]	4,330	4,450,705
3.57%, 03/06/45 (Call 09/06/44)[a]	12,505	11,898,094
4.11%, 03/01/46 (Call 09/01/45)[a]	32,186	33,424,968
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)[a]	13,657	13,614,295
5.60%, 02/15/41	16,589	16,697,527
6.00%, 01/15/40	7,723	8,013,324
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)[a]	3,653	3,730,435
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	12,110	11,777,293
3.85%, 06/01/25 (Call 03/01/25)[a]	12,696	12,622,315
6.60%, 10/01/37	12,606	14,410,269
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	7,120	7,061,932
4.75%, 09/15/44 (Call 03/15/44)	10,322	9,493,781
5.13%, 03/01/21	11,240	12,187,211
6.50%, 03/01/41 (Call 09/01/40)	13,935	15,694,088
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	10,160	10,735,309
5.05%, 11/15/44 (Call 05/15/44)	14,974	15,403,754
5.25%, 11/15/43 (Call 05/15/43)	6,780	7,074,551

Security	Principal (000s)	Value
6.00%, 03/01/41 (Call 09/01/40)	$11,551	$13,000,803
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	13,321	13,255,126
3.00%, 02/15/27 (Call 11/15/26)[a]	10,235	9,984,576
3.13%, 02/15/22 (Call 11/15/21)	9,821	10,060,665
3.40%, 04/15/26 (Call 01/15/26)[a]	18,120	18,335,430
3.50%, 06/15/25 (Call 03/15/25)	9,530	9,705,581
4.10%, 02/15/47 (Call 08/15/46)[a]	11,410	11,143,249
4.40%, 04/15/46 (Call 10/15/45)[a]	17,682	17,998,492
4.63%, 06/15/45 (Call 12/15/44)	11,225	11,804,522
Series 1
4.10%, 02/01/21 (Call 11/01/20)[a]	16,425	17,419,903
Petro-Canada
6.80%, 05/15/38	10,869	14,079,671
Phillips 66
4.30%, 04/01/22[a]	19,404	20,881,618
4.65%, 11/15/34 (Call 05/15/34)	11,670	11,828,744
4.88%, 11/15/44 (Call 05/15/44)[a]	22,372	22,991,398
5.88%, 05/01/42[a]	15,792	18,370,072
Shell International Finance BV
1.75%, 09/12/21	18,633	18,216,079
1.88%, 05/10/21	26,899	26,482,977
2.13%, 05/11/20	23,682	23,764,274
2.25%, 11/10/20[a]	17,535	17,605,212
2.25%, 01/06/23	13,742	13,460,921
2.38%, 08/21/22[a]	10,831	10,729,575
2.50%, 09/12/26[a]	10,859	10,372,783
2.88%, 05/10/26[a]	21,745	21,399,365
3.25%, 05/11/25[a]	33,234	33,825,682
3.40%, 08/12/23	13,873	14,366,001
3.75%, 09/12/46[a]	18,110	16,870,204

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
4.00%, 05/10/46[a]	$28,045	$27,249,383
4.13%, 05/11/35	18,318	18,670,794
4.38%, 03/25/20	6,615	7,053,180
4.38%, 05/11/45	28,228	28,963,963
4.55%, 08/12/43	19,585	20,533,629
5.50%, 03/25/40	12,311	14,601,017
6.38%, 12/15/38[a]	29,542	38,497,164
Statoil ASA
2.45%, 01/17/23[a]	13,440	13,330,269
2.65%, 01/15/24	11,491	11,356,394
2.75%, 11/10/21	930	943,033
2.90%, 11/08/20	7,837	8,037,959
3.15%, 01/23/22	6,489	6,670,397
3.70%, 03/01/24[a]	11,945	12,519,534
3.95%, 05/15/43	4,922	4,801,636
4.80%, 11/08/43	9,626	10,571,738
5.10%, 08/17/40[a]	9,232	10,477,672
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	7,599	7,794,673
6.50%, 06/15/38[a]	12,345	15,661,550
6.85%, 06/01/39	9,435	12,366,154
Total Capital Canada Ltd.
2.75%, 07/15/23[a]	12,452	12,495,494
Total Capital International SA
2.70%, 01/25/23[a]	10,212	10,224,747
2.75%, 06/19/21[a]	10,670	10,853,144
2.88%, 02/17/22[a]	8,312	8,452,446
3.70%, 01/15/24	12,330	12,899,214
3.75%, 04/10/24[a]	15,086	15,826,937
Total Capital SA
4.45%, 06/24/20[a]	12,526	13,427,565
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	10,368	10,036,579
6.63%, 06/15/37[a]	13,876	16,460,737
7.50%, 04/15/32	8,866	11,364,170

		2,048,501,771
OIL & GAS SERVICES — 0.56%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	884	905,156
5.13%, 09/15/40[a]	9,612	10,772,066

Security	Principal (000s)	Value
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)[a]	$15,116	$15,470,491
3.80%, 11/15/25 (Call 08/15/25)[a]	29,369	30,205,506
4.75%, 08/01/43 (Call 02/01/43)	13,651	13,955,823
4.85%, 11/15/35 (Call 05/15/35)	12,520	13,260,080
5.00%, 11/15/45 (Call 05/15/45)	23,316	24,839,943
6.70%, 09/15/38[a]	9,447	11,951,369
7.45%, 09/15/39	6,246	8,490,635
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	17,037	16,399,235
3.95%, 12/01/42 (Call 06/01/42)[a]	9,834	8,169,916
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	20,852	21,832,369

		176,252,589
PHARMACEUTICALS — 5.85%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)[a]	25,645	25,491,043
2.50%, 05/14/20 (Call 04/14/20)[a]	43,567	43,960,497
2.85%, 05/14/23 (Call 03/14/23)[a]	25,035	24,787,862
2.90%, 11/06/22	29,489	29,601,468
3.20%, 11/06/22 (Call 09/06/22)[a]	17,398	17,714,732
3.20%, 05/14/26 (Call 02/14/26)[a]	35,320	34,401,941
3.60%, 05/14/25 (Call 02/14/25)	46,705	47,154,699
4.30%, 05/14/36 (Call 11/14/35)[a]	10,931	10,727,707
4.40%, 11/06/42	26,168	25,311,176
4.45%, 05/14/46 (Call 11/14/45)[a]	26,189	25,464,374
4.50%, 05/14/35 (Call 11/14/34)[a]	30,806	31,044,953

82	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
4.70%, 05/14/45 (Call 11/14/44)[a]	$30,085	$30,297,415
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)[a]	5,283	5,385,662
3.45%, 03/15/22 (Call 01/15/22)[a]	35,855	36,823,146
3.80%, 03/15/25 (Call 12/15/24)[a]	48,892	49,830,599
3.85%, 06/15/24 (Call 03/15/24)	13,430	13,810,234
4.55%, 03/15/35 (Call 09/15/34)[a]	34,115	34,440,754
4.75%, 03/15/45 (Call 09/15/44)[a]	31,350	31,875,091
4.85%, 06/15/44 (Call 12/15/43)	22,939	23,466,051
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	16,278	16,491,359
4.63%, 10/01/42 (Call 04/01/42)	11,264	11,164,764
AstraZeneca PLC
2.38%, 11/16/20[a]	22,372	22,449,096
3.38%, 11/16/25	35,360	35,783,118
4.00%, 09/18/42	6,527	6,398,944
4.38%, 11/16/45[a]	10,353	10,681,007
6.45%, 09/15/37[a]	38,120	50,041,054
Bristol-Myers Squibb Co.
2.00%, 08/01/22	2,323	2,263,873
3.25%, 02/27/27	5,430	5,444,439
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	12,728	12,687,744
3.70%, 03/01/45 (Call 09/01/44)	10,513	10,180,663
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)[a]	15,245	14,993,826
3.40%, 03/01/27 (Call 12/01/26)[a]	12,600	11,991,336
3.50%, 06/15/24 (Call 03/15/24)	16,497	16,351,176

Security	Principal (000s)	Value
3.90%, 02/15/22	$9,382	$9,760,508
4.50%, 02/25/26 (Call 11/27/25)[a]	26,482	27,504,560
4.75%, 11/15/21	18,996	20,512,504
4.80%, 07/15/46 (Call 01/15/46)[a]	19,340	18,757,487
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[a]	11,684	11,752,326
6.38%, 05/15/38	29,982	39,683,129
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	29,270	29,717,131
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)[a]	9,820	9,728,185
2.25%, 03/03/22 (Call 02/03/22)[a]	10,850	10,942,622
2.45%, 03/01/26 (Call 12/01/25)	24,689	23,966,876
2.95%, 03/03/27 (Call 12/03/26)	11,050	11,120,622
3.38%, 12/05/23[a]	8,844	9,404,532
3.55%, 03/01/36 (Call 09/01/35)[a]	15,084	15,058,318
3.63%, 03/03/37 (Call 09/03/36)	15,500	15,609,745
3.70%, 03/01/46 (Call 09/01/45)	24,244	23,962,425
3.75%, 03/03/47 (Call 09/03/46)[a]	11,000	11,028,050
4.38%, 12/05/33 (Call 06/05/33)	9,613	10,616,600
5.95%, 08/15/37	14,474	19,029,817
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)[a]	5,801	6,027,448
4.88%, 03/15/44 (Call 09/15/43)[a]	8,944	9,284,697
Mead Johnson Nutrition Co.
3.00%, 11/15/20[a]	5,770	5,888,306
4.13%, 11/15/25 (Call 08/15/25)	6,910	7,300,891
Merck & Co. Inc.
2.35%, 02/10/22	13,645	13,736,059

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
2.40%, 09/15/22 (Call 06/15/22)[a]	$11,581	$11,590,289
2.75%, 02/10/25 (Call 11/10/24)[a]	29,766	29,628,797
2.80%, 05/18/23[a]	20,406	20,676,377
3.70%, 02/10/45 (Call 08/10/44)[a]	22,523	21,679,349
3.88%, 01/15/21 (Call 10/15/20)	13,759	14,633,122
4.15%, 05/18/43[a]	11,181	11,544,379
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	26,750	26,967,689
3.95%, 06/15/26 (Call 03/15/26)[b]	1,950	1,928,753
3.95%, 06/15/26 (Call 03/15/26)[a]	25,990	25,712,736
5.25%, 06/15/46 (Call 12/15/45)[a]	16,015	16,464,599
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)[a]	11,395	11,399,177
2.40%, 09/21/22	13,130	13,139,685
3.00%, 11/20/25 (Call 08/20/25)[a]	21,455	21,616,940
3.10%, 05/17/27 (Call 02/17/27)[a]	13,050	13,152,901
3.40%, 05/06/24[a]	25,895	26,972,416
4.00%, 11/20/45 (Call 05/20/45)[a]	18,000	18,301,518
4.40%, 04/24/20	8,567	9,176,222
4.40%, 05/06/44[a]	26,845	28,904,122
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	9,270	9,584,488
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	971	980,011
Pfizer Inc.
1.95%, 06/03/21	13,677	13,649,621
2.20%, 12/15/21[a]	12,328	12,380,805
2.75%, 06/03/26[a]	14,805	14,489,187
3.00%, 06/15/23[a]	12,223	12,559,321

Security	Principal (000s)	Value
3.00%, 12/15/26[a]	$19,200	$19,150,739
3.40%, 05/15/24[a]	9,050	9,481,381
4.00%, 12/15/36	13,970	14,172,916
4.13%, 12/15/46[a]	20,505	20,765,032
4.30%, 06/15/43[a]	10,985	11,424,325
4.40%, 05/15/44[a]	11,426	12,008,910
7.20%, 03/15/39	28,248	40,375,078
Sanofi
4.00%, 03/29/21[a]	20,176	21,447,443
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)[a]	41,464	41,009,837
2.88%, 09/23/23 (Call 07/23/23)	32,260	31,626,778
3.20%, 09/23/26 (Call 06/23/26)[a]	37,257	36,001,417
Wyeth LLC
5.95%, 04/01/37	20,985	26,245,276
6.50%, 02/01/34	7,921	10,259,773
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)[a]	14,620	14,874,341
4.50%, 11/13/25 (Call 08/13/25)	7,610	8,320,156
4.70%, 02/01/43 (Call 08/01/42)	11,510	11,984,630

		1,845,185,177
PIPELINES — 3.21%
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	650	663,118
4.50%, 06/01/25 (Call 03/01/25)	11,721	12,410,134
Enbridge Inc.
4.25%, 12/01/26 (Call 09/01/26)[a]	15,200	15,882,834
5.50%, 12/01/46 (Call 05/29/46)[a]	10,844	11,886,829
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	13,614	13,662,689
4.05%, 03/15/25 (Call 12/15/24)[a]	11,545	11,537,475

84	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
4.15%, 10/01/20 (Call 08/01/20)	$10,507	$10,927,142
4.65%, 06/01/21 (Call 03/01/21)	9,908	10,468,922
4.75%, 01/15/26 (Call 10/15/25)	18,814	19,708,846
5.15%, 03/15/45 (Call 09/15/44)	8,925	8,583,849
5.20%, 02/01/22 (Call 11/01/21)[a]	6,960	7,517,193
5.30%, 04/15/47 (Call 10/15/46)	13,555	13,336,796
6.13%, 12/15/45 (Call 06/15/45)	13,650	14,831,929
6.50%, 02/01/42 (Call 08/01/41)	13,899	15,443,749
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	10,457	10,672,295
3.70%, 02/15/26 (Call 11/15/25)[a]	9,360	9,480,253
3.75%, 02/15/25 (Call 11/15/24)[a]	14,137	14,473,735
3.90%, 02/15/24 (Call 11/15/23)	9,550	9,877,657
3.95%, 02/15/27 (Call 11/15/26)[a]	660	681,602
4.45%, 02/15/43 (Call 08/15/42)	15,533	15,099,388
4.85%, 08/15/42 (Call 02/15/42)	8,697	8,922,427
4.85%, 03/15/44 (Call 09/15/43)	16,620	17,131,100
4.90%, 05/15/46 (Call 11/15/45)	11,550	12,065,141
5.10%, 02/15/45 (Call 08/15/44)	12,229	13,002,899
5.20%, 09/01/20	16,513	17,954,514
5.95%, 02/01/41	7,865	9,120,329
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	13,042	13,331,955

Security	Principal (000s)	Value
3.95%, 09/01/22 (Call 06/01/22)	$12,989	$13,408,072
5.50%, 03/01/44 (Call 09/01/43)	12,815	13,147,152
6.95%, 01/15/38	10,389	12,285,384
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)[a]	18,641	19,377,702
5.05%, 02/15/46 (Call 08/15/45)[a]	9,760	9,722,352
5.30%, 12/01/34 (Call 06/01/34)[a]	9,544	9,776,374
5.55%, 06/01/45 (Call 12/01/44)	21,072	22,337,416
7.75%, 01/15/32	10,589	13,385,660
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)[a]	15,793	15,969,225
4.50%, 07/15/23 (Call 04/15/23)[a]	13,885	14,675,917
4.88%, 12/01/24 (Call 09/01/24)[a]	16,605	17,769,165
4.88%, 06/01/25 (Call 03/01/25)	15,798	16,788,143
5.20%, 03/01/47 (Call 09/01/46)[a]	12,674	12,975,284
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	13,927	14,032,441
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	5,474	5,380,437
3.65%, 06/01/22 (Call 03/01/22)	9,776	9,941,011
4.50%, 12/15/26 (Call 09/15/26)[a]	1,950	2,023,803
4.65%, 10/15/25 (Call 07/15/25)[a]	18,165	18,993,062
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	15,166	16,743,846

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)[a,b]	$2,185	$2,187,114
5.00%, 03/15/27 (Call 09/15/26)[a,b]	22,875	24,215,139
5.63%, 02/01/21 (Call 11/01/20)[a]	24,645	26,757,762
5.63%, 04/15/23 (Call 01/15/23)[a]	19,900	21,882,514
5.63%, 03/01/25 (Call 12/01/24)	30,120	32,952,452
5.75%, 05/15/24 (Call 02/15/24)	28,410	31,473,561
5.88%, 06/30/26 (Call 12/31/25)[b]	21,750	24,244,575
6.25%, 03/15/22 (Call 12/15/21)	16,899	18,943,223
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	10,550	11,256,814
Sunoco Logistics Partners Operations LP
5.35%, 05/15/45 (Call 11/15/44)	8,770	8,730,166
TransCanada PipeLines Ltd.
2.50%, 08/01/22[a]	10,349	10,251,526
3.80%, 10/01/20[a]	12,348	12,936,115
4.63%, 03/01/34 (Call 12/01/33)	15,694	16,754,026
4.88%, 01/15/26 (Call 10/15/25)[a]	6,970	7,784,953
6.10%, 06/01/40	8,507	10,533,361
6.20%, 10/15/37	12,835	15,962,273
7.63%, 01/15/39[a]	14,345	20,297,755
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (Call 11/01/25)[a]	16,182	21,049,835
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	12,011	12,067,926
3.60%, 03/15/22 (Call 01/15/22)	21,479	21,923,813
3.90%, 01/15/25 (Call 10/15/24)	9,461	9,594,145

Security	Principal (000s)	Value
4.00%, 09/15/25 (Call 06/15/25)[a]	$11,850	$12,084,840
4.30%, 03/04/24 (Call 12/04/23)	10,905	11,342,831
5.10%, 09/15/45 (Call 03/15/45)	10,462	10,636,191
6.30%, 04/15/40	14,364	16,341,064
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	12,783	13,166,490
4.88%, 03/15/24 (Call 03/15/19)	10,245	10,551,337

		1,013,329,047
REAL ESTATE — 0.05%
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)[a]	10,540	10,880,915
4.25%, 08/15/23 (Call 05/15/23)[a]	3,992	4,265,920

		15,146,835
REAL ESTATE INVESTMENT TRUSTS — 1.04%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	8,645	8,724,074
3.30%, 02/15/21 (Call 01/15/21)	8,849	9,042,444
3.38%, 10/15/26 (Call 07/15/26)[a]	12,257	11,934,718
3.50%, 01/31/23	13,195	13,431,227
4.00%, 06/01/25 (Call 03/01/25)	13,656	14,007,086
4.70%, 03/15/22	375	403,657
5.00%, 02/15/24[a]	4,661	5,098,328
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	12,231	11,442,300
3.65%, 02/01/26 (Call 11/03/25)[a]	14,190	14,248,900
3.85%, 02/01/23 (Call 11/01/22)[a]	6,153	6,415,515
4.13%, 05/15/21 (Call 02/15/21)	7,681	8,117,740

86	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	$17,709	$18,390,322
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)[a]	1,560	1,527,575
3.40%, 02/15/21 (Call 01/15/21)[a]	3,690	3,773,415
3.70%, 06/15/26 (Call 03/15/26)	2,980	2,988,123
4.45%, 02/15/26 (Call 11/15/25)	5,058	5,349,608
4.88%, 04/15/22	11,110	12,086,022
5.25%, 01/15/23[a]	31,630	35,009,140
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	6,633	6,829,683
4.63%, 12/15/21 (Call 09/15/21)[a]	3,366	3,639,797
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	10,605	10,714,443
4.00%, 06/01/25 (Call 03/01/25)	9,835	9,957,063
4.25%, 11/15/23 (Call 08/15/23)[a]	20,357	21,162,227
5.38%, 02/01/21 (Call 11/03/20)	13,440	14,642,341
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)[a]	7,150	7,080,001
3.30%, 01/15/26 (Call 10/15/25)[a]	11,476	11,447,288
3.38%, 10/01/24 (Call 07/01/24)	12,789	12,942,825
4.38%, 03/01/21 (Call 12/01/20)[a]	10,569	11,294,282
5.65%, 02/01/20 (Call 11/01/19)	2,156	2,345,544
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)[a]	16,530	16,984,633

Security	Principal (000s)	Value
Weyerhaeuser Co.
7.38%, 03/15/32[a]	$13,199	$17,693,237

		328,723,558
RETAIL — 4.01%
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	33,875	33,396,990
2.75%, 12/01/22 (Call 09/01/22)[a]	20,345	20,317,178
2.80%, 07/20/20 (Call 06/20/20)	40,977	41,708,316
2.88%, 06/01/26 (Call 03/01/26)[a]	25,969	25,039,372
3.50%, 07/20/22 (Call 05/20/22)	17,022	17,663,288
3.88%, 07/20/25 (Call 04/20/25)[a]	29,441	30,618,499
4.00%, 12/05/23 (Call 09/05/23)	15,796	16,681,036
4.88%, 07/20/35 (Call 01/20/35)[a]	748	810,956
5.13%, 07/20/45 (Call 01/20/45)	35,791	40,083,894
5.30%, 12/05/43 (Call 06/05/43)	7,480	8,469,714
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	21,777	21,718,694
2.13%, 09/15/26 (Call 06/15/26)[a]	7,647	7,162,269
2.63%, 06/01/22 (Call 05/01/22)[a]	18,419	18,721,926
2.70%, 04/01/23 (Call 01/01/23)[a]	12,748	12,925,022
3.00%, 04/01/26 (Call 01/01/26)	20,200	20,327,151
3.35%, 09/15/25 (Call 06/15/25)	12,070	12,492,223
3.50%, 09/15/56 (Call 03/15/56)	12,207	10,812,932
3.75%, 02/15/24 (Call 11/15/23)	13,176	14,018,467
4.20%, 04/01/43 (Call 10/01/42)	16,893	17,538,272

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
4.25%, 04/01/46 (Call 10/01/45)[a]	$14,949	$15,704,434
4.40%, 04/01/21 (Call 01/01/21)[a]	12,148	13,162,543
4.40%, 03/15/45 (Call 09/15/44)	11,545	12,366,136
4.88%, 02/15/44 (Call 08/15/43)[a]	12,335	14,077,620
5.88%, 12/16/36[a]	30,857	39,271,525
5.95%, 04/01/41 (Call 10/01/40)	10,722	13,810,752
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)[a]	18,226	17,489,624
3.10%, 05/03/27 (Call 02/03/27)	5,000	5,004,800
3.12%, 04/15/22 (Call 01/15/22)	10,154	10,526,972
3.38%, 09/15/25 (Call 06/15/25)[a]	6,330	6,502,216
3.70%, 04/15/46 (Call 10/15/45)[a]	18,865	17,733,938
4.05%, 05/03/47 (Call 11/03/46)	5,000	4,985,600
4.38%, 09/15/45 (Call 03/15/45)[a]	7,885	8,208,663
4.65%, 04/15/42 (Call 10/15/41)	7,752	8,376,336
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)[a]	8,980	8,421,688
McDonald’s Corp.
2.63%, 01/15/22	13,472	13,542,192
2.75%, 12/09/20 (Call 11/09/20)[a]	15,115	15,368,279
3.50%, 03/01/27 (Call 12/01/26)	4,000	4,061,232
3.70%, 01/30/26 (Call 10/30/25)[a]	21,170	21,845,454
4.70%, 12/09/35 (Call 06/09/35)[a]	15,647	16,724,803
4.88%, 12/09/45 (Call 06/09/45)	19,674	21,163,999

Security	Principal (000s)	Value
6.30%, 10/15/37	$10,666	$13,410,411
6.30%, 03/01/38	9,920	12,459,546
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	6,027	6,062,509
3.85%, 10/01/23 (Call 07/01/23)	6,050	6,534,120
Target Corp.
2.50%, 04/15/26[a]	17,838	16,911,776
2.90%, 01/15/22[a]	15,625	16,063,539
3.50%, 07/01/24	19,230	19,892,522
3.63%, 04/15/46[a]	13,580	12,388,519
3.88%, 07/15/20	8,483	8,986,577
4.00%, 07/01/42	16,144	15,794,831
6.50%, 10/15/37[a]	1,000	1,312,285
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)[a]	11,721	10,916,264
2.75%, 06/15/21 (Call 04/15/21)	150	153,293
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)[a]	17,084	17,226,819
3.25%, 10/25/20[a]	16,793	17,562,907
3.30%, 04/22/24 (Call 01/22/24)[a]	14,874	15,549,573
3.63%, 07/08/20	20,301	21,431,833
4.00%, 04/11/43 (Call 10/11/42)	10,555	10,668,325
4.25%, 04/15/21[a]	10,749	11,656,046
4.30%, 04/22/44 (Call 10/22/43)[a]	11,788	12,510,916
4.75%, 10/02/43 (Call 04/02/43)[a]	9,077	10,216,727
4.88%, 07/08/40[a]	9,974	11,302,759
5.00%, 10/25/40[a]	18,338	21,140,041
5.25%, 09/01/35	29,568	35,367,855
5.63%, 04/01/40	17,855	22,096,228
5.63%, 04/15/41[a]	22,483	27,945,449
5.88%, 04/05/27[a]	7,939	9,834,982
6.20%, 04/15/38	20,721	27,168,291
6.50%, 08/15/37	37,518	50,552,117
7.55%, 02/15/30	11,947	17,321,706

88	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Walgreen Co.
3.10%, 09/15/22[a]	$11,764	$11,920,000
Walgreens Boots Alliance Inc.
2.60%, 06/01/21 (Call 05/01/21)[a]	18,395	18,501,923
3.10%, 06/01/23 (Call 04/01/23)	12,310	12,380,112
3.30%, 11/18/21 (Call 09/18/21)	14,005	14,414,557
3.45%, 06/01/26 (Call 03/01/26)[a]	25,220	24,841,632
3.80%, 11/18/24 (Call 08/18/24)	24,415	25,091,244
4.80%, 11/18/44 (Call 05/18/44)	18,710	19,218,036

		1,265,661,275
SEMICONDUCTORS — 1.76%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)[a]	16,163	16,176,850
3.90%, 12/15/25 (Call 09/15/25)	8,000	8,268,584
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	13,700	13,898,745
4.30%, 06/15/21[a]	7,894	8,516,541
4.35%, 04/01/47 (Call 10/01/46)	12,400	12,712,981
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (Call 12/15/21)[a,b]	44,465	44,819,075
3.63%, 01/15/24 (Call 11/15/23)[b]	38,428	38,990,655
3.88%, 01/15/27 (Call 10/15/26)[a,b]	59,919	60,828,954
Intel Corp.
2.45%, 07/29/20	23,967	24,369,085
2.60%, 05/19/26 (Call 02/19/26)[a]	19,135	18,547,125
2.70%, 12/15/22	18,784	19,081,903
3.10%, 07/29/22	14,305	14,811,913
3.30%, 10/01/21[a]	22,050	23,106,069

Security	Principal (000s)	Value
3.70%, 07/29/25 (Call 04/29/25)	$39,306	$41,367,321
4.00%, 12/15/32[a]	7,669	8,117,514
4.10%, 05/19/46 (Call 11/19/45)	13,780	13,864,631
4.25%, 12/15/42	10,423	10,731,389
4.80%, 10/01/41[a]	17,818	19,794,495
4.90%, 07/29/45 (Call 01/29/45)	21,310	24,140,761
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)[a]	1,130	1,141,472
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	14,339	14,172,652
3.20%, 09/16/26 (Call 06/16/26)	8,166	7,976,036
QUALCOMM Inc.
2.25%, 05/20/20[a]	21,929	22,036,974
3.00%, 05/20/22	23,517	23,963,108
3.45%, 05/20/25 (Call 02/20/25)[a]	17,935	18,297,262
4.65%, 05/20/35 (Call 11/20/34)	14,689	15,397,210
4.80%, 05/20/45 (Call 11/20/44)[a]	28,048	29,381,696

		554,511,001
SOFTWARE — 4.36%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)[b]	6,800	6,678,076
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)[a]	2,750	2,703,879
3.00%, 08/15/26 (Call 05/15/26)	21,173	20,279,616
3.50%, 04/15/23 (Call 01/15/23)	11,625	11,887,346
3.63%, 10/15/20 (Call 09/15/20)	18,182	18,948,395
5.00%, 10/15/25 (Call 07/15/25)	18,080	19,939,550

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	$8,240	$8,336,959
3.85%, 06/01/25 (Call 03/01/25)	11,480	11,888,430
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	37,440	36,689,392
2.00%, 11/03/20 (Call 10/03/20)	36,553	36,704,786
2.00%, 08/08/23 (Call 06/08/23)	15,280	14,829,567
2.13%, 11/15/22[a]	7,802	7,717,077
2.38%, 02/12/22 (Call 01/12/22)[a]	20,415	20,596,612
2.38%, 05/01/23 (Call 02/01/23)[a]	12,150	12,088,493
2.40%, 02/06/22 (Call 01/06/22)[a]	16,250	16,437,754
2.40%, 08/08/26 (Call 05/08/26)	49,071	47,009,007
2.65%, 11/03/22 (Call 09/03/22)	19,090	19,389,169
2.70%, 02/12/25 (Call 11/12/24)[a]	25,498	25,368,197
2.88%, 02/06/24 (Call 12/06/23)[a]	25,635	26,042,958
3.00%, 10/01/20	13,353	13,875,551
3.13%, 11/03/25 (Call 08/03/25)[a]	46,022	46,995,982
3.30%, 02/06/27 (Call 11/06/26)[a]	46,125	47,387,921
3.45%, 08/08/36 (Call 02/08/36)	28,774	27,589,484
3.50%, 02/12/35 (Call 08/12/34)	16,732	16,284,826
3.50%, 11/15/42	12,252	11,441,072
3.63%, 12/15/23 (Call 09/15/23)	19,902	21,137,142
3.70%, 08/08/46 (Call 02/08/46)	52,738	50,182,396
3.75%, 02/12/45 (Call 08/12/44)	22,048	21,170,646

Security	Principal (000s)	Value
3.95%, 08/08/56 (Call 02/08/56)[a]	$25,522	$24,091,946
4.00%, 02/12/55 (Call 08/12/54)	23,715	22,719,269
4.10%, 02/06/37 (Call 08/06/36)	32,485	33,843,006
4.20%, 11/03/35 (Call 05/03/35)[a]	11,295	11,945,150
4.45%, 11/03/45 (Call 05/03/45)	38,959	41,575,346
4.50%, 10/01/40[a]	10,518	11,436,617
4.50%, 02/06/57 (Call 08/06/56)[a]	26,811	27,841,995
4.75%, 11/03/55 (Call 05/03/55)[a]	12,410	13,474,567
5.20%, 06/01/39	10,274	12,122,856
5.30%, 02/08/41[a]	12,308	14,838,521
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)	37,489	38,978,562
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)[a]	56,925	56,247,296
2.40%, 09/15/23 (Call 07/15/23)	35,812	35,256,187
2.50%, 05/15/22 (Call 03/15/22)	39,936	40,161,531
2.50%, 10/15/22	32,150	32,191,727
2.65%, 07/15/26 (Call 04/15/26)[a]	32,506	31,382,872
2.80%, 07/08/21[a]	20,542	21,045,182
2.95%, 05/15/25 (Call 02/15/25)[a]	31,070	30,998,719
3.40%, 07/08/24 (Call 04/08/24)	22,373	23,166,930
3.63%, 07/15/23	12,663	13,352,452
3.85%, 07/15/36 (Call 01/15/36)	10,475	10,409,302
3.88%, 07/15/20	9,651	10,219,452
3.90%, 05/15/35 (Call 11/15/34)	14,197	14,205,848
4.00%, 07/15/46 (Call 01/15/46)[a]	41,300	40,362,221

90	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
4.13%, 05/15/45 (Call 11/15/44)	$22,706	$22,547,830
4.30%, 07/08/34 (Call 01/08/34)	21,036	22,131,189
4.38%, 05/15/55 (Call 11/15/54)	17,739	17,781,556
4.50%, 07/08/44 (Call 01/08/44)	11,468	12,119,850
5.38%, 07/15/40	26,104	30,813,932
6.13%, 07/08/39	13,627	17,494,621
6.50%, 04/15/38[a]	13,939	18,555,735

		1,372,912,550
TELECOMMUNICATIONS — 7.66%
AT&T Corp.
8.25%, 11/15/31	986	1,378,807
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)[a]	30,845	30,870,358
2.63%, 12/01/22 (Call 09/01/22)	24,172	23,700,462
2.80%, 02/17/21 (Call 01/17/21)	23,269	23,455,987
3.00%, 02/15/22	23,878	23,973,118
3.00%, 06/30/22 (Call 04/30/22)	43,220	43,185,826
3.20%, 03/01/22 (Call 02/01/22)[a]	5,750	5,819,883
3.40%, 05/15/25 (Call 02/15/25)	53,307	51,897,003
3.60%, 02/17/23 (Call 12/17/22)[a]	30,260	30,801,209
3.80%, 03/15/22[a]	22,392	23,240,198
3.80%, 03/01/24 (Call 01/01/24)	8,785	8,935,354
3.88%, 08/15/21	18,808	19,631,252
3.90%, 03/11/24 (Call 12/11/23)	14,677	14,998,870
3.95%, 01/15/25 (Call 10/15/24)	15,160	15,350,258
4.13%, 02/17/26 (Call 11/17/25)	29,548	30,023,058
4.25%, 03/01/27 (Call 12/01/26)	29,250	29,846,823

Security	Principal (000s)	Value
4.30%, 12/15/42 (Call 06/15/42)	$22,776	$20,347,495
4.35%, 06/15/45 (Call 12/15/44)	34,696	30,703,285
4.45%, 05/15/21	15,595	16,610,676
4.45%, 04/01/24 (Call 01/01/24)	13,611	14,310,914
4.50%, 05/15/35 (Call 11/15/34)	36,289	34,332,874
4.50%, 03/09/48 (Call 09/09/47)[a]	30,146	27,147,676
4.55%, 03/09/49 (Call 09/09/48)	33,504	30,176,034
4.60%, 02/15/21 (Call 11/15/20)	6,750	7,180,450
4.75%, 05/15/46 (Call 11/15/45)	42,324	39,693,546
4.80%, 06/15/44 (Call 12/15/43)	27,725	26,256,532
5.00%, 03/01/21[a]	15,259	16,545,436
5.15%, 03/15/42	18,870	18,778,762
5.25%, 03/01/37 (Call 09/01/36)[a]	39,113	40,115,963
5.35%, 09/01/40	23,074	23,703,731
5.45%, 03/01/47 (Call 09/01/46)	27,185	27,949,064
5.55%, 08/15/41[a]	15,723	16,585,814
5.65%, 02/15/47 (Call 08/15/46)[a]	15,929	16,818,385
5.70%, 03/01/57 (Call 09/01/56)[a]	17,129	18,141,589
6.00%, 08/15/40 (Call 05/15/40)[a]	18,680	20,604,143
6.30%, 01/15/38	17,178	19,643,052
6.38%, 03/01/41	16,187	18,593,325
6.50%, 09/01/37	2,075	2,435,622
6.55%, 02/15/39[a]	10,075	11,828,789
British Telecommunications PLC
9.13%, 12/15/30	26,051	39,261,639
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)[a]	28,400	28,050,708
2.20%, 02/28/21	31,833	32,000,970

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
2.20%, 09/20/23 (Call 07/20/23)	$2,230	$2,178,153
2.45%, 06/15/20[a]	19,807	20,150,758
2.50%, 09/20/26 (Call 06/20/26)[a]	23,647	22,738,293
2.95%, 02/28/26[a]	9,334	9,326,747
3.63%, 03/04/24[a]	11,101	11,756,132
5.50%, 01/15/40[a]	19,503	24,077,224
5.90%, 02/15/39	23,963	30,776,834
Deutsche Telekom International Finance BV
8.75%, 06/15/30	42,816	63,223,030
New Cingular Wireless Services Inc.
8.75%, 03/01/31	9,844	13,995,408
Orange SA
4.13%, 09/14/21[a]	10,294	10,928,725
5.38%, 01/13/42[a]	12,667	14,371,075
5.50%, 02/06/44 (Call 08/06/43)[a]	9,307	10,788,295
9.00%, 03/01/31[a]	27,003	40,330,749
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	7,959	8,471,613
5.00%, 03/15/44 (Call 09/15/43)	12,894	13,969,146
Telefonica Emisiones SAU
4.10%, 03/08/27[a]	25,710	26,276,168
4.57%, 04/27/23	2,270	2,443,829
5.13%, 04/27/20[a]	9,193	9,912,452
5.21%, 03/08/47[a]	30,150	31,212,953
5.46%, 02/16/21[a]	14,053	15,486,604
7.05%, 06/20/36	20,920	26,219,862
Telefonica Europe BV
8.25%, 09/15/30	16,554	22,929,447
Verizon Communications Inc.
1.75%, 08/15/21 (Call 07/15/21)[a]	12,922	12,474,511
2.45%, 11/01/22 (Call 08/01/22)[a]	24,476	23,921,939
2.63%, 08/15/26[a]	27,931	25,593,404
2.95%, 03/15/22[b]	38,885	39,009,926
3.00%, 11/01/21 (Call 09/01/21)[a]	19,328	19,540,026

Security	Principal (000s)	Value
3.13%, 03/16/22[a]	$26,600	$26,939,661
3.45%, 03/15/21[a]	12,110	12,481,110
3.50%, 11/01/21	21,511	22,215,694
3.50%, 11/01/24 (Call 08/01/24)	36,125	36,092,827
3.85%, 11/01/42 (Call 05/01/42)	15,159	12,724,760
4.13%, 03/16/27[a]	32,950	33,628,546
4.13%, 08/15/46	17,775	15,457,456
4.15%, 03/15/24 (Call 12/15/23)[a]	16,729	17,490,972
4.27%, 01/15/36	30,418	28,457,642
4.40%, 11/01/34 (Call 05/01/34)[a]	31,519	30,055,806
4.50%, 09/15/20	46,534	49,682,816
4.52%, 09/15/48	64,649	59,093,854
4.60%, 04/01/21	17,049	18,305,612
4.67%, 03/15/55[a]	67,140	61,407,923
4.75%, 11/01/41	7,378	7,089,322
4.81%, 03/15/39[a,b]	25,515	25,032,721
4.86%, 08/21/46	60,295	58,493,150
5.01%, 04/15/49[b]	44,560	43,745,211
5.01%, 08/21/54	60,774	58,978,353
5.05%, 03/15/34 (Call 12/15/33)	8,762	8,943,933
5.15%, 09/15/23	97,669	107,868,203
5.25%, 03/16/37	25,000	25,896,250
5.50%, 03/16/47[a]	16,950	17,880,725
6.55%, 09/15/43	36,929	45,423,715
Vodafone Group PLC
2.50%, 09/26/22[a]	11,668	11,484,228
2.95%, 02/19/23[a]	18,802	18,684,380
4.38%, 02/19/43[a]	13,257	12,348,450
6.15%, 02/27/37[a]	18,248	21,129,140

		2,414,060,703
TRANSPORTATION — 0.80%
Burlington Northern Santa Fe LLC
3.85%, 09/01/23 (Call 06/01/23)[a]	3,421	3,647,333
3.90%, 08/01/46 (Call 02/01/46)[a]	8,975	8,806,694
4.13%, 06/15/47 (Call 12/15/46)	5,650	5,715,944

92	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
4.15%, 04/01/45 (Call 10/01/44)	$12,103	$12,280,482
4.45%, 03/15/43 (Call 09/15/42)	11,931	12,593,069
4.55%, 09/01/44 (Call 03/01/44)	14,383	15,389,133
4.90%, 04/01/44 (Call 10/01/43)	13,480	15,145,341
5.75%, 05/01/40 (Call 11/01/39)	9,097	11,181,652
Canadian Pacific Railway Co.
6.13%, 09/15/15 (Call 03/15/15)[a]	9,173	11,087,517
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)[a]	1,360	1,294,910
3.80%, 11/01/46 (Call 05/01/46)	4,720	4,434,048
4.10%, 03/15/44 (Call 09/15/43)[a]	11,740	11,529,282
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)[a]	7,611	7,656,990
4.00%, 01/15/24	8,299	8,824,859
4.40%, 01/15/47 (Call 07/15/46)[a]	9,206	9,105,045
4.55%, 04/01/46 (Call 10/01/45)	17,710	17,905,981
4.75%, 11/15/45 (Call 05/15/45)[a]	15,535	16,157,727
5.10%, 01/15/44	7,809	8,456,438
Union Pacific Corp.
3.80%, 10/01/51 (Call 04/01/51)	11,880	11,235,219
4.16%, 07/15/22 (Call 04/15/22)	7,393	8,002,092
United Parcel Service Inc.
2.45%, 10/01/22[a]	12,588	12,687,010
3.13%, 01/15/21	17,031	17,623,525
6.20%, 01/15/38	16,865	22,130,506

		252,890,797

Security	Principal or Shares (000s)	Value
WATER — 0.00%
American Water Capital Corp.
6.59%, 10/15/37	$965	$1,296,176

		1,296,176

TOTAL CORPORATE BONDS & NOTES
(Cost: $31,389,404,390)		31,089,282,687

U.S. GOVERNMENT OBLIGATIONS — 0.13%
U.S. Treasury Note/Bond
3.00%, 02/15/47[a]	40,000	40,381,604

		40,381,604

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $39,867,402)		40,381,604

SHORT-TERM INVESTMENTS — 9.15%

MONEY MARKET FUNDS — 9.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	2,696,886	2,697,965,071
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	186,283	186,283,166

		2,884,248,237

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,883,364,690)		2,884,248,237

TOTAL INVESTMENTS IN SECURITIES — 107.89%
(Cost: $34,312,636,482)[g]		34,013,912,528
Other Assets, Less Liabilities — (7.89)%		(2,487,949,379)

NET ASSETS — 100.00%		$31,525,963,149

VRN — Variable Rate Note

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $34,312,636,481. Net unrealized depreciation was $298,723,953, of which $144,697,815 represented gross unrealized appreciation on securities and $443,421,768 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
2.15%, 04/29/21	$16,670	$1,675	$(8,880)	$9,465	$9,394,030	$137,751	$(133,415)
2.30%, 06/01/20	9,030	6,850	(8,840)	7,040	7,079,154	54,838	—
2.40%, 10/18/19	3,720	—	(3,720)	—	—	32,359	19,172
2.45%, 11/05/20	6,910	4,421	(690)	10,641	10,719,738	86,515	4,723
2.55%, 11/09/21	8,460	350	—	8,810	8,854,819	76,055	—
2.60%, 07/21/20	7,440	—	—	7,440	7,545,146	98,955	—
2.63%, 02/17/22	—	10,750	—	10,750	10,853,535	22,783	—
2.70%, 11/01/22	6,492	1,500	—	7,992	7,973,764	119,475	—
2.95%, 01/30/23	12,353	—	(690)	11,663	11,776,276	145,570	17,117
2.95%, 02/23/25	12,330	1,005	(3,355)	9,980	9,908,270	193,701	(23,926)
3.25%, 06/01/25	13,240	—	(2,250)	10,990	11,159,677	146,098	(3,104)
3.80%, 07/25/23	10,023	300	(750)	9,573	10,057,914	141,855	(685)
PNC Financial Services Group Inc. (The)
3.30%, 03/08/22	10,229	50	—	10,279	10,678,527	139,427	—
3.90%, 04/29/24	10,260	1,274	(6,630)	4,904	5,118,213	164,983	114,431
4.38%, 08/11/20	8,704	—	—	8,704	9,273,824	112,367	—
5.13%, 02/08/20	5,025	—	—	5,025	5,432,414	71,643	—

					$135,825,301	$1,744,375	$(5,687)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$31,089,282,687	$—	$31,089,282,687
U.S. government obligations	—	40,381,604	—	40,381,604
Money market funds	2,884,248,237	—	—	2,884,248,237

Total	$2,884,248,237	$31,129,664,291	$—	$34,013,912,528

94	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2017

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$19,043,124,997	$31,293,230,933
Affiliated	5,380,177,748	3,019,405,549

Total cost of investments	$24,423,302,745	$34,312,636,482

Investments in securities, at fair value (including securities on loana)
Unaffiliated	$18,918,046,392	$30,993,838,990
Affiliated	5,381,701,388	3,020,073,538

Total fair value of investments	24,299,747,780	34,013,912,528
Receivables:
Investment securities sold	12,256,760	35,131,551
Due from custodian	35,839,094	3,368,502
Dividends and interest	290,553,179	314,304,412
Capital shares sold	191,390	13,438,047

Total Assets	24,638,588,203	34,380,155,040

LIABILITIES
Payables:
Investment securities purchased	167,432,135	153,728,114
Collateral for securities on loan	5,079,601,902	2,696,761,483
Securities related to in-kind transactions	863,662	—
Investment advisory fees	7,609,860	3,702,294

Total Liabilities	5,255,507,559	2,854,191,891

NET ASSETS	$19,383,080,644	$31,525,963,149

Net assets consist of:
Paid-in capital	$20,144,140,834	$31,848,754,281
Undistributed net investment income	69,767,486	73,709,982
Accumulated net realized loss	(707,272,710)	(97,777,161)
Net unrealized depreciation	(123,554,966)	(298,723,953)

NET ASSETS	$19,383,080,644	$31,525,963,149

Shares outstanding[b]	220,500,000	265,400,000

Net asset value per share	$87.91	$118.79

[a]	Securities on loan with values of $4,893,614,108 and $2,614,898,937, respectively.
[b]	No par value, unlimited number of shares authorized.

STATEMENTS OF ASSETS AND LIABILITIES	95

Schedule of Investments

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.75%

ADVERTISING — 0.35%
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)[a]	$9,947	$10,282,711
5.38%, 01/15/24 (Call 01/15/19)[a]	9,340	9,764,545
5.88%, 02/01/22 (Call 03/31/17)[a]	8,496	8,779,554
Series WI
5.75%, 02/01/26 (Call 02/01/21)[a]	7,881	8,449,089
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 03/31/17)[a]	9,245	9,587,835
5.63%, 02/15/24 (Call 02/15/19)	8,592	9,001,384
5.88%, 03/15/25 (Call 09/15/19)[a]	8,310	8,704,725

		64,569,843
AEROSPACE & DEFENSE — 1.37%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)[a]	27,283	28,229,450
5.40%, 04/15/21 (Call 01/15/21)[a]	24,163	25,842,329
5.72%, 02/23/19	15,410	16,315,442
5.87%, 02/23/22[a]	14,545	15,708,821
6.15%, 08/15/20[a]	19,197	20,979,267
6.75%, 07/15/18	14,162	15,004,997
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a,b]	24,869	26,179,596
Meccanica Holdings USA Inc.
6.25%, 07/15/19[a,b]	8,850	9,510,683
TransDigm Inc.
5.50%, 10/15/20 (Call 03/31/17)[a]	11,150	11,313,932
6.00%, 07/15/22 (Call 07/15/17)[a]	25,756	26,399,900
6.50%, 07/15/24 (Call 07/15/19)[a]	26,362	27,086,955

Security	Principal (000s)	Value
6.50%, 05/15/25 (Call 05/15/20)[a]	$9,636	$9,876,900
6.50%, 05/15/25 (Call 05/15/20)[b]	1,950	1,996,313
Series WI
6.38%, 06/15/26 (Call 06/15/21)	19,417	19,611,170

		254,055,755
AIRLINES — 0.28%
Air Canada
7.75%, 04/15/21[a,b]	8,642	9,743,855
American Airlines Group Inc.
4.63%, 03/01/20[a,b]	10,613	10,758,929
5.50%, 10/01/19[b]	15,024	15,587,400
6.13%, 06/01/18[a]	8,428	8,792,595
Continental Airlines Inc. Pass Through Trust Series 2012-3, Class C
6.13%, 04/29/18	6,173	6,400,629

		51,283,408
APPAREL — 0.32%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)[a,b]	18,224	18,041,760
4.88%, 05/15/26 (Call 02/15/26)[a,b]	19,961	19,811,292
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)[a]	10,446	10,657,169
6.88%, 05/01/22 (Call 05/01/17)[a]	11,074	11,552,951

		60,063,172
AUTO MANUFACTURERS — 0.76%
Fiat Chrysler Automobiles NV
4.50%, 04/15/20[a]	32,113	33,179,341
5.25%, 04/15/23[a]	32,422	33,597,297
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[a,b]	9,000	9,070,000
4.13%, 12/15/18[a,b]	12,312	12,575,247
4.25%, 11/15/19[a,b]	7,740	7,952,574

96	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
5.63%, 02/01/23 (Call 02/01/18)[a,b]	$10,067	$10,582,934
Navistar International Corp.
8.25%, 11/01/21 (Call 03/31/17)	33,302	33,635,020

		140,592,413
AUTO PARTS & EQUIPMENT — 1.16%
Allison Transmission Inc.
5.00%, 10/01/24 (Call 10/01/19)[a,b]	21,470	21,808,451
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/31/17)[a]	7,822	8,045,644
6.63%, 10/15/22 (Call 10/15/17)[a]	13,635	14,091,091
Dana Inc.
5.38%, 09/15/21 (Call 03/31/17)[a]	7,352	7,627,700
5.50%, 12/15/24 (Call 12/15/19)[a]	8,450	8,846,094
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/26 (Call 05/31/21)[a]	20,494	20,903,880
5.13%, 11/15/23 (Call 11/15/18)[a]	21,950	22,783,755
7.00%, 05/15/22 (Call 05/15/17)[a]	15,291	15,976,436
Schaeffler Finance BV
4.25%, 05/15/21 (Call 05/15/17)[b]	11,050	11,269,527
4.75%, 05/15/23 (Call 05/15/18)[a,b]	11,050	11,361,656
ZF North America Capital Inc.
4.00%, 04/29/20[a,b]	19,889	20,674,892
4.50%, 04/29/22[a,b]	19,344	20,093,580
4.75%, 04/29/25[b]	31,566	32,512,980

		215,995,686
BANKS — 1.18%
BPCE SA
VRN, (3 mo. LIBOR US + 12.980%)
12.50%, 08/29/49 (Call 09/30/19)[b]	8,800	10,717,696

Security	Principal (000s)	Value
Credit Agricole SA VRN, (3 mo. LIBOR US + 6.982%)
8.38%, 10/29/49 (Call 10/13/19)[a,b]	$22,037	$24,175,202
Fifth Third Bancorp. VRN, (3 mo. LIBOR US + 3.033%)
5.10%, 12/29/49 (Call 06/30/23)[a]	13,551	13,313,857
Royal Bank of Scotland Group PLC
5.13%, 05/28/24[a]	44,720	45,339,824
6.00%, 12/19/23[a]	43,322	45,907,492
6.10%, 06/10/23[a]	19,344	20,564,492
6.13%, 12/15/22[a]	46,885	49,738,946
Royal Bank of Scotland NV (The)
4.65%, 06/04/18[a]	9,030	9,233,675

		218,991,184
BEVERAGES — 0.10%
Cott Beverages Inc.
5.38%, 07/01/22 (Call 07/01/17)[a]	8,378	8,564,760
6.75%, 01/01/20 (Call 03/31/17)[a]	10,280	10,640,057

		19,204,817
BIOTECHNOLOGY — 0.06%
Concordia International Corp.
7.00%, 04/15/23 (Call 04/15/18)[a,b]	13,126	5,091,926
9.50%, 10/21/22 (Call 12/15/18)[a,b]	15,070	6,521,200

		11,613,126
BUILDING MATERIALS — 0.51%
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 09/01/19)[a,b]	15,650	16,066,024
Standard Industries Inc./NJ
5.00%, 02/15/27 (Call 02/15/22)[b]	10,300	10,482,231
5.13%, 02/15/21 (Call 02/15/18)[a,b]	8,973	9,331,920

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
5.38%, 11/15/24 (Call 11/15/19)[b]	$19,641	$20,230,230
5.50%, 02/15/23 (Call 02/15/19)[b]	9,915	10,249,631
6.00%, 10/15/25 (Call 10/15/20)[a,b]	21,987	23,428,248
USG Corp.
8.25%, 01/15/18[a]	5,594	5,873,700

		95,661,984
CHEMICALS — 1.90%
Ashland LLC
3.88%, 04/15/18 (Call 03/15/18)[a]	10,900	11,090,750
4.75%, 08/15/22 (Call 05/15/22)[a]	23,085	23,950,688
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)[a]	13,473	16,035,676
10.00%, 10/15/25 (Call 10/15/20)[a]	10,229	12,383,483
CF Industries Inc.
3.45%, 06/01/23[a]	16,700	15,605,367
7.13%, 05/01/20	18,000	19,705,777
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)[a]	24,710	26,285,262
7.00%, 05/15/25 (Call 05/15/20)[a]	16,905	18,363,056
Hexion Inc.
6.63%, 04/15/20 (Call 03/31/17)[a]	30,446	28,367,336
8.88%, 02/01/18 (Call 03/10/17)	12,962	12,970,209
10.38%, 02/01/22 (Call 02/01/19)[b]	10,035	10,322,903
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 03/31/17)	11,277	8,993,408
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	12,045	12,482,763

Security	Principal (000s)	Value
5.13%, 11/15/22 (Call 08/15/22)[a]	$7,200	$7,524,000
INEOS Group Holdings SA
5.63%, 08/01/24 (Call 08/01/19)[a,b]	10,300	10,500,850
5.88%, 02/15/19 (Call 03/01/17)[a,b]	11,875	12,030,044
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[a,b]	9,055	9,140,326
5.25%, 08/01/23 (Call 08/01/18)[b]	9,075	9,347,250
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a,b]	24,491	25,504,477
10.38%, 05/01/21 (Call 05/01/18)[b]	10,547	11,852,191
Tronox Finance LLC
6.38%, 08/15/20 (Call 03/31/17)[a]	19,825	20,161,266
7.50%, 03/15/22 (Call 03/15/18)[a,b]	13,545	14,157,884
WR Grace & Co.-Conn
5.13%, 10/01/21[a,b]	15,012	15,725,070

		352,500,036
COAL — 0.38%
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)[a]	40,889	39,866,775
8.00%, 04/01/23 (Call 04/01/18)[a]	10,250	10,706,125
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[b]	22,950	18,096,750
Peabody Securities Finance Corp.
6.00%, 03/31/22 (Call 03/31/19)[b]	1,140	1,162,800
6.38%, 03/31/25 (Call 03/31/20)[b]	1,170	1,193,400

		71,025,850

98	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 3.12%
ADT Corp. (The)
3.50%, 07/15/22[a]	$21,088	$20,049,416
4.13%, 06/15/23	15,305	14,710,336
6.25%, 10/15/21	19,666	21,449,767
APX Group Inc.
6.38%, 12/01/19 (Call 03/31/17)[a]	9,664	9,941,840
7.88%, 12/01/22 (Call 12/01/18)	13,000	14,072,500
8.75%, 12/01/20 (Call 03/31/17)[a]	17,374	17,938,655
Ashtead Capital Inc.
5.63%, 10/01/24 (Call 10/01/19)[a,b]	10,735	11,366,470
6.50%, 07/15/22 (Call 07/15/17)[a,b]	19,870	20,745,935
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[a,b]	6,207	6,117,546
5.50%, 04/01/23 (Call 04/01/18)[a]	14,291	14,270,655
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 03/31/17)[b]	21,450	14,827,312
Herc Rentals Inc.
7.50%, 06/01/22 (Call 06/01/19)[a,b]	12,326	13,342,895
7.75%, 06/01/24 (Call 06/01/19)[a,b]	13,238	14,611,443
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)[a,b]	17,640	15,765,750
5.88%, 10/15/20 (Call 03/31/17)[a]	13,577	13,187,340
6.25%, 10/15/22 (Call 10/15/17)[a]	9,965	9,482,765
6.75%, 04/15/19 (Call 03/31/17)[a]	8,946	8,957,183
7.38%, 01/15/21 (Call 03/31/17)[a]	12,086	12,050,004

Security	Principal (000s)	Value
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[a,b]	$24,862	$26,695,572
Laureate Education Inc.
10.00%, 09/01/19 (Call 03/31/17)[a,b]	28,204	29,508,435
Nielsen Co. Luxembourg Sarl (The)
5.00%, 02/01/25 (Call 02/01/20)[b]	10,015	10,062,392
5.50%, 10/01/21 (Call 03/31/17)[a,b]	10,686	11,124,653
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[a,b]	67,049	73,418,655
RR Donnelley & Sons Co.
6.00%, 04/01/24	8,220	7,913,331
7.88%, 03/15/21[a]	7,312	7,851,260
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)	6,824	7,071,370
5.38%, 05/15/24 (Call 05/15/19)[a]	16,625	17,595,144
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[a,b]	16,399	16,685,982
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)[a]	23,702	24,327,140
5.50%, 07/15/25 (Call 07/15/20)[a]	15,674	16,491,288
5.50%, 05/15/27 (Call 05/15/22)	15,560	15,885,416
5.75%, 11/15/24 (Call 05/15/19)[a]	17,533	18,544,905
5.88%, 09/15/26 (Call 09/15/21)[a]	15,502	16,290,018
6.13%, 06/15/23 (Call 12/15/17)	18,068	19,003,225

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
7.63%, 04/15/22 (Call 04/15/17)[a]	$9,173	$9,583,328

		580,939,926
COMPUTERS — 1.57%
Dell Inc.
4.63%, 04/01/21[a]	7,022	7,233,458
5.65%, 04/15/18	8,144	8,453,472
5.88%, 06/15/19[a]	14,398	15,364,723
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.88%, 06/15/21 (Call 06/15/18)[a,b]	34,921	36,933,113
7.13%, 06/15/24 (Call 06/15/19)[a,b]	34,272	37,794,555
EMC Corp.
2.65%, 06/01/20	37,093	36,212,041
3.38%, 06/01/23 (Call 03/01/23)	150	143,438
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/31/17)[b]	13,967	13,478,155
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	6,820	7,070,743
NCR Corp.
4.63%, 02/15/21 (Call 03/31/17)[a]	8,153	8,322,323
5.00%, 07/15/22 (Call 07/15/17)[a]	11,299	11,567,351
5.88%, 12/15/21 (Call 12/15/17)	7,535	7,892,913
6.38%, 12/15/23 (Call 12/15/18)[a]	14,607	15,592,973
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)[a]	72,919	85,356,684

		291,415,942
COSMETICS & PERSONAL CARE — 0.25%
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[b]	10,593	11,225,637

Security	Principal (000s)	Value
Avon Products Inc.
6.60%, 03/15/20[a]	$6,353	$6,472,119
7.00%, 03/15/23[a]	9,743	9,146,241
Edgewell Personal Care Co.
4.70%, 05/19/21[a]	10,524	11,089,665
4.70%, 05/24/22[a]	8,190	8,532,400

		46,466,062
DISTRIBUTION & WHOLESALE — 0.25%
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[b]	23,491	24,783,005
5.75%, 04/15/24 (Call 04/15/19)[a,b]	21,117	22,357,624

		47,140,629
DIVERSIFIED FINANCIAL SERVICES — 5.21%
Aircastle Ltd.
4.63%, 12/15/18[a]	6,569	6,815,338
5.00%, 04/01/23[a]	9,295	9,760,064
5.13%, 03/15/21[a]	9,255	9,846,792
5.50%, 02/15/22	9,401	10,108,954
6.25%, 12/01/19[a]	9,930	10,819,243
Ally Financial Inc.
3.25%, 02/13/18[a]	8,847	8,962,011
3.25%, 11/05/18[a]	13,116	13,345,530
3.50%, 01/27/19[a]	13,069	13,290,168
3.60%, 05/21/18[a]	17,455	17,744,975
3.75%, 11/18/19[a]	13,956	14,250,820
4.13%, 03/30/20[a]	16,890	17,420,628
4.13%, 02/13/22[a]	13,371	13,671,847
4.25%, 04/15/21[a]	13,632	14,062,647
4.63%, 05/19/22[a]	8,533	8,845,877
4.63%, 03/30/25	10,267	10,459,506
4.75%, 09/10/18	13,675	14,163,487
5.13%, 09/30/24[a]	14,788	15,612,715
5.75%, 11/20/25 (Call 10/20/25)[a]	22,958	24,193,905
7.50%, 09/15/20[a]	8,755	10,003,804
8.00%, 12/31/18[a]	10,955	11,997,437
8.00%, 03/15/20	20,005	22,843,926
CIT Group Inc.
3.88%, 02/19/19[a]	20,048	20,511,710
5.00%, 08/15/22	26,914	28,519,773
5.00%, 08/01/23[a]	18,635	19,729,806

100	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
5.25%, 03/15/18	$25,294	$26,094,790
5.38%, 05/15/20[a]	14,417	15,418,344
5.50%, 02/15/19[a,b]	35,393	37,339,615
6.63%, 04/01/18[a,b]	12,401	13,005,549
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 03/31/17)	26,321	26,781,617
5.88%, 02/01/22 (Call 08/01/17)[a]	29,160	29,886,959
6.00%, 08/01/20 (Call 03/31/17)[a]	34,787	36,178,828
6.25%, 02/01/22 (Call 02/01/19)[b]	16,035	16,536,094
6.75%, 02/01/24 (Call 02/01/20)[a,b]	10,945	11,334,513
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[a,b]	14,060	12,267,350
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 04/15/17)[a,b]	9,830	9,541,244
7.38%, 04/01/20 (Call 03/31/17)[a,b]	11,850	12,042,563
7.50%, 04/15/21 (Call 10/15/17)[b]	7,750	7,846,875
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 03/31/17)	7,338	7,434,967
6.50%, 07/01/21 (Call 03/31/17)[a]	10,002	10,227,045
7.88%, 10/01/20 (Call 03/31/17)	6,150	6,389,011
Navient Corp.
4.88%, 06/17/19[a]	20,363	20,770,260
5.00%, 10/26/20[a]	10,712	10,765,560
5.50%, 01/15/19[a]	27,025	27,937,094
5.50%, 01/25/23[a]	20,876	19,988,770
5.88%, 03/25/21[a]	9,764	9,959,280
5.88%, 10/25/24[a]	9,500	8,930,000
6.13%, 03/25/24[a]	17,546	16,800,295

Security	Principal (000s)	Value
6.63%, 07/26/21[a]	$14,743	$15,388,006
7.25%, 01/25/22[a]	14,959	15,594,757
7.25%, 09/25/23	11,465	11,737,294
8.00%, 03/25/20[a]	31,934	34,648,390
8.45%, 06/15/18[a]	34,247	36,601,481
OneMain Financial Holdings LLC
6.75%, 12/15/19 (Call 03/31/17)[b]	12,236	12,809,563
7.25%, 12/15/21 (Call 12/15/17)[b]	17,700	18,562,875
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a,b]	25,664	25,279,040
Springleaf Finance Corp.
5.25%, 12/15/19	13,103	13,186,532
6.90%, 12/15/17	10,137	10,437,055
7.75%, 10/01/21[a]	12,650	13,456,437
8.25%, 12/15/20[a]	18,985	20,783,301

		968,942,317
ELECTRIC — 3.02%
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)[a]	14,267	14,149,297
5.50%, 03/15/24 (Call 03/15/19)	14,974	15,254,762
5.50%, 04/15/25 (Call 04/15/20)	12,009	12,159,113
6.00%, 05/15/26 (Call 05/15/21)[a]	9,265	9,562,252
7.38%, 07/01/21 (Call 06/01/21)	19,083	21,478,598
8.00%, 06/01/20	8,450	9,711,585
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)[a,b]	13,203	13,409,783
5.38%, 01/15/23 (Call 10/15/18)[a]	26,887	27,223,087
5.50%, 02/01/24 (Call 02/01/19)[a]	13,235	13,089,783
5.75%, 01/15/25 (Call 10/15/19)[a]	32,217	31,894,830

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
5.88%, 01/15/24 (Call 11/01/18)[a,b]	$8,151	$8,584,633
6.00%, 01/15/22 (Call 03/31/17)[a,b]	13,230	13,874,963
7.88%, 01/15/23 (Call 03/06/17)[b]	7,500	7,799,126
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)[a]	17,260	18,351,336
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)	10,281	9,304,305
6.75%, 11/01/19 (Call 05/01/17)[a]	41,948	43,206,440
7.38%, 11/01/22 (Call 11/01/18)[a]	36,029	35,413,826
7.63%, 11/01/24 (Call 11/01/19)[a]	26,000	24,700,000
8.00%, 01/15/25 (Call 01/15/20)[a,b]	15,170	14,428,657
Enel SpA
VRN, (5 year USD Swap + 5.880%)
8.75%, 09/24/73 (Call 09/24/23)[a,b]	25,357	29,127,112
FirstEnergy Corp. Series B
4.25%, 03/15/23 (Call 12/15/22)[a]	1,145	1,194,930
GenOn Energy Inc.
9.50%, 10/15/18	10,980	8,317,350
9.88%, 10/15/20 (Call 03/31/17)[a]	8,500	6,258,125
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)	6,125	6,219,448
5.00%, 05/01/18 (Call 04/01/18)[a]	6,400	6,588,813
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)[a]	20,934	21,214,865
6.25%, 05/01/24 (Call 05/01/19)[a]	14,901	14,938,253
6.63%, 03/15/23 (Call 09/15/17)[a]	18,776	19,010,700

Security	Principal (000s)	Value
6.63%, 01/15/27 (Call 07/15/21)[a,b]	$27,195	$26,792,174
7.25%, 05/15/26 (Call 05/15/21)[a]	21,372	21,880,799
7.88%, 05/15/21 (Call 03/31/17)[a]	1,823	1,891,363
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[a]	14,377	11,836,315
4.63%, 07/15/19 (Call 03/31/17)[a,b]	25,987	25,337,325
6.50%, 05/01/18	6,125	6,319,687
6.50%, 06/01/25 (Call 06/01/20)[a]	12,745	10,416,761

		560,940,396
ENERGY – ALTERNATE SOURCES — 0.12%
TerraForm Power Operating LLC
6.38%, 02/01/23 (Call 02/01/18)[a,b,c]	20,979	21,700,153

		21,700,153
ENGINEERING & CONSTRUCTION — 0.31%
AECOM
5.13%, 03/15/27 (Call 12/15/26)[b]	18,450	18,749,813
5.75%, 10/15/22 (Call 10/15/17)[a]	18,360	19,385,503
5.88%, 10/15/24 (Call 07/15/24)[a]	17,855	19,506,587

		57,641,903
ENTERTAINMENT — 1.73%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)[a]	13,374	13,860,201
5.88%, 11/15/26 (Call 11/15/21)[a,b]	12,740	13,014,802
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)[a]	15,697	16,109,046
5.13%, 12/15/22 (Call 12/15/17)	6,850	7,048,364

102	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[a]	$10,071	$10,334,427
4.38%, 04/15/21	7,891	8,203,558
4.88%, 11/01/20 (Call 08/01/20)[a]	22,201	23,283,299
5.38%, 11/01/23 (Call 08/01/23)	9,358	10,044,643
5.38%, 04/15/26	20,920	21,782,950
International Game Technology
7.50%, 06/15/19	10,183	11,236,974
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[a,b]	12,080	12,764,600
6.25%, 02/15/22 (Call 08/15/21)[b]	30,213	32,630,040
6.50%, 02/15/25 (Call 08/15/24)[a,b]	21,728	23,737,840
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/31/17)[a]	13,062	13,648,429
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a,b]	20,646	21,962,183
7.00%, 01/01/22 (Call 01/01/18)[b]	9,950	10,584,313
10.00%, 12/01/22 (Call 12/01/18)	47,475	50,442,187
Six Flags Entertainment Corp.
5.25%, 01/15/21 (Call 03/31/17)[b]	8,590	8,812,559
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 04/15/17)[a,b]	10,801	11,391,815

		320,892,230
ENVIRONMENTAL CONTROL — 0.28%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 03/31/17)[a]	15,468	15,791,861
5.25%, 08/01/20 (Call 03/31/17)[a]	14,713	15,039,322

Security	Principal (000s)	Value
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)[a]	$7,707	$7,814,176
6.38%, 10/01/22 (Call 04/01/17)[a]	6,187	6,379,377
7.25%, 12/01/20 (Call 03/31/17)[a]	6,254	6,414,693

		51,439,429
FOOD — 1.24%
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)[a,b]	26,370	26,468,888
6.63%, 06/15/24 (Call 06/15/19)[a,b]	26,805	28,446,806
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)[a,b]	19,350	19,664,438
4.88%, 11/01/26 (Call 11/01/21)[a,b]	18,174	18,434,353
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)[a,b]	36,980	35,754,853
5.50%, 03/01/25 (Call 03/01/20)[b]	10,425	10,591,148
5.75%, 03/01/27 (Call 03/01/22)[b]	10,800	10,928,304
6.00%, 12/15/22 (Call 06/15/18)[b]	11,620	12,258,062
6.75%, 12/01/21 (Call 03/08/17)[a,b]	17,460	18,712,158
7.75%, 03/15/24 (Call 09/15/18)[a,b]	15,531	17,239,410
8.00%, 07/15/25 (Call 07/15/20)[b]	7,430	8,388,252
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 03/31/17)	6,854	7,082,207
6.00%, 02/15/24 (Call 02/15/19)[a,b]	15,513	16,355,773

		230,324,652

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
FOOD SERVICE — 0.16%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	$14,528	$14,564,320
5.13%, 01/15/24 (Call 01/15/19)[a]	14,206	14,882,205
5.75%, 03/15/20 (Call 03/23/17)[a]	891	905,234

		30,351,759
GAS — 0.39%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)[a]	13,650	13,792,188
5.63%, 05/20/24 (Call 03/20/24)[a]	13,164	13,526,010
5.75%, 05/20/27 (Call 02/20/27)	6,875	6,910,063
5.88%, 08/20/26 (Call 05/20/26)[a]	13,061	13,518,135
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/20)[b]	10,500	10,437,000
7.50%, 11/01/23 (Call 11/01/19)[a,b]	13,300	14,019,031

		72,202,427
HEALTH CARE – PRODUCTS — 0.99%
Alere Inc.
6.38%, 07/01/23 (Call 07/01/18)[a,b]	8,865	9,006,681
6.50%, 06/15/20 (Call 03/31/17)	6,586	6,612,943
7.25%, 07/01/18 (Call 03/31/17)[a]	7,050	7,122,703
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a,b]	21,345	18,796,941
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[a,b]	21,852	22,799,830

Security	Principal (000s)	Value
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/18)[a,b]	$11,765	$12,658,405
12.50%, 11/01/21 (Call 05/01/19)[a,b]	9,130	10,237,012
Mallinckrodt International Finance SA
4.75%, 04/15/23[a]	11,993	10,673,770
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[a,b]	14,005	14,057,519
5.50%, 04/15/25 (Call 04/15/20)[a,b]	14,660	13,560,500
5.63%, 10/15/23 (Call 10/15/18)[a,b]	15,734	15,076,544
5.75%, 08/01/22 (Call 08/01/17)[a,b]	18,383	18,003,851
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 05/15/17)[b]	28,252	25,285,540

		183,892,239
HEALTH CARE – SERVICES — 7.47%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 02/15/18)[a]	15,376	15,832,475
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	19,821	20,564,287
4.75%, 01/15/25 (Call 01/15/20)[a]	25,455	26,160,994
5.63%, 02/15/21 (Call 02/15/18)	28,722	30,086,295
6.13%, 02/15/24 (Call 02/15/19)[a]	19,882	21,505,059
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 03/31/17)[a]	13,325	13,428,141
5.13%, 08/01/21 (Call 03/31/17)[a]	21,631	21,258,579

104	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
6.88%, 02/01/22 (Call 02/01/18)[a]	$62,913	$55,363,440
7.13%, 07/15/20 (Call 03/31/17)[a]	24,624	23,146,560
8.00%, 11/15/19 (Call 03/31/17)[a]	40,274	39,267,150
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)[a]	32,728	32,797,056
5.13%, 07/15/24 (Call 07/15/19)[a]	38,182	38,769,644
5.75%, 08/15/22 (Call 08/15/17)[a]	25,778	26,873,565
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 07/01/17)[a,b]	10,875	11,149,896
5.63%, 07/15/22 (Call 07/15/17)[a]	22,482	23,437,485
6.25%, 12/01/24 (Call 12/01/19)[a,b]	12,617	13,374,020
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[a,b]	9,250	9,435,000
4.75%, 10/15/24 (Call 07/17/24)[a,b]	8,210	8,433,312
5.63%, 07/31/19[b]	14,708	15,664,020
5.88%, 01/31/22[a,b]	13,799	15,058,159
6.50%, 09/15/18[a,b]	6,590	6,981,281
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[a,b]	11,652	12,635,393
HCA Holdings Inc.
6.25%, 02/15/21[a]	19,274	20,916,542
HCA Inc.
3.75%, 03/15/19	26,576	27,173,960
4.25%, 10/15/19[a]	10,022	10,422,880
4.50%, 02/15/27 (Call 08/15/26)[a]	24,070	23,981,617
4.75%, 05/01/23[a]	25,226	26,404,526
5.00%, 03/15/24[a]	41,169	43,263,679
5.25%, 04/15/25[a]	27,915	29,781,816
5.25%, 06/15/26 (Call 12/15/25)[a]	31,229	32,968,280

Security	Principal (000s)	Value
5.38%, 02/01/25[a]	$53,675	$56,177,355
5.88%, 03/15/22[a]	27,839	30,711,762
5.88%, 05/01/23[a]	26,007	28,213,260
5.88%, 02/15/26 (Call 08/15/25)[a]	32,582	34,944,195
6.50%, 02/15/20	65,162	71,678,200
7.50%, 02/15/22	40,843	47,173,665
8.00%, 10/01/18[a]	8,300	9,047,000
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)[a]	27,087	27,628,740
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 04/15/17)[a]	10,645	9,766,788
8.00%, 01/15/20[a]	16,431	16,554,233
8.75%, 01/15/23 (Call 01/15/18)[a]	13,534	13,144,898
LifePoint Health Inc.
5.38%, 05/01/24 (Call 05/01/19)[a,b]	11,015	11,032,818
5.50%, 12/01/21 (Call 03/31/17)[a]	21,957	22,835,280
5.88%, 12/01/23 (Call 12/01/18)[a]	10,005	10,310,835
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (Call 06/01/19)[a,b]	34,097	36,654,275
Tenet Healthcare Corp.
4.38%, 10/01/21	18,484	18,668,840
4.50%, 04/01/21[a]	14,123	14,304,449
4.75%, 06/01/20[a]	7,731	7,891,922
5.00%, 03/01/19[a]	22,817	22,842,651
5.50%, 03/01/19	8,679	8,756,026
6.00%, 10/01/20[a]	37,850	40,123,252
6.25%, 11/01/18[a]	19,000	20,082,253
6.75%, 06/15/23[a]	39,331	38,937,690
7.50%, 01/01/22 (Call 01/01/19)[a,b]	15,835	17,121,594
8.00%, 08/01/20 (Call 03/31/17)[a]	17,011	17,393,747
8.13%, 04/01/22[a]	58,816	61,830,320

		1,389,961,159

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
HOLDING COMPANIES – DIVERSIFIED — 0.39%
HRG Group Inc.
7.75%, 01/15/22 (Call 03/31/17)[a]	$18,843	$19,902,919
7.88%, 07/15/19 (Call 03/31/17)[a]	14,871	15,447,251
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)[a]	13,130	13,978,282
Noble Group Ltd.
6.75%, 01/29/20[a,b]	23,800	23,264,500

		72,592,952
HOME BUILDERS — 1.27%
Beazer Homes USA Inc.
8.75%, 03/15/22 (Call 03/15/19)[a,b]	12,175	13,117,101
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 03/31/17)[a,b]	9,675	9,959,445
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[a,b]	10,459	10,756,791
CalAtlantic Group Inc.
8.38%, 05/15/18	8,452	9,038,357
8.38%, 01/15/21[a]	7,905	9,238,969
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 03/31/17)[a,b]	12,095	11,832,941
KB Home
4.75%, 05/15/19 (Call 02/15/19)[a]	5,877	6,001,886
7.00%, 12/15/21 (Call 09/15/21)[a]	7,843	8,569,368
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	12,580	12,737,250
4.50%, 06/15/19 (Call 04/16/19)	9,423	9,712,938
4.50%, 11/15/19 (Call 08/15/19)[a]	10,494	10,831,776

Security	Principal (000s)	Value
4.75%, 04/01/21 (Call 02/01/21)[a]	$9,392	$9,736,729
4.75%, 11/15/22 (Call 08/15/22)[a]	12,168	12,513,485
4.75%, 05/30/25 (Call 02/28/25)[a]	9,110	9,246,650
4.88%, 12/15/23 (Call 09/15/23)	7,920	8,137,038
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)[a]	12,420	12,717,837
5.00%, 01/15/27 (Call 10/15/26)[a]	13,325	13,341,656
5.50%, 03/01/26 (Call 12/01/25)[a]	15,618	16,150,432
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 03/31/17)[b]	9,898	10,170,195
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)[a]	6,430	6,542,525
5.88%, 02/15/22 (Call 11/15/21)[a]	7,007	7,637,750
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	8,739	8,916,208
5.88%, 06/15/24[a]	9,450	9,733,500

		236,640,827
HOME FURNISHINGS — 0.11%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)[a]	12,530	12,267,352
5.63%, 10/15/23 (Call 10/15/18)	7,494	7,557,231

		19,824,583
HOUSEHOLD PRODUCTS & WARES — 0.28%
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (Call 08/15/18)[a,b]	17,515	17,887,194

106	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)[a]	$21,478	$22,847,222
6.63%, 11/15/22 (Call 11/15/17)[a]	11,549	12,227,504

		52,961,920
INSURANCE — 0.52%
Genworth Holdings Inc.
4.80%, 02/15/24	7,870	6,648,183
4.90%, 08/15/23	7,838	6,707,281
6.52%, 05/22/18[a]	9,790	9,842,710
7.20%, 02/15/21	8,129	7,843,977
7.63%, 09/24/21	15,345	14,731,200
7.70%, 06/15/20	8,450	8,411,673
HUB International Ltd.
7.88%, 10/01/21 (Call 03/31/17)[b]	25,658	27,197,480
Voya Financial Inc.
VRN, (3 mo. LIBOR US + 3.580%)
5.65%, 05/15/53 (Call 05/15/23)[a]	14,814	15,137,262

		96,519,766
INTERNET — 0.93%
Netflix Inc.
4.38%, 11/15/26[a,b]	21,090	20,844,352
5.38%, 02/01/21[a]	9,905	10,599,175
5.50%, 02/15/22[a]	14,205	15,199,350
5.75%, 03/01/24[a]	7,490	8,023,039
5.88%, 02/15/25	17,901	19,333,080
Symantec Corp.
5.00%, 04/15/25 (Call 04/15/20)[b]	2,220	2,278,706
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	15,023	15,361,018
5.25%, 04/01/25 (Call 01/01/25)[a]	12,428	12,940,655
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)[b]	16,930	17,900,089
6.00%, 04/01/23 (Call 04/01/18)[a]	29,467	31,014,017

Security	Principal (000s)	Value
6.38%, 05/15/25 (Call 05/15/20)[a]	$18,346	$19,699,017

		173,192,498
IRON & STEEL — 1.27%
AK Steel Corp.
7.63%, 05/15/20 (Call 03/31/17)	12,136	12,370,225
7.63%, 10/01/21 (Call 10/01/17)[a]	9,537	9,894,637
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	10,605	10,618,256
7.88%, 08/15/23 (Call 05/15/23)[a]	9,888	10,234,080
ArcelorMittal
6.00%, 08/05/20	12,800	14,041,856
6.13%, 06/01/25[a]	10,019	11,260,761
6.50%, 03/01/21[a]	14,675	16,150,838
7.00%, 02/25/22[a]	23,677	26,990,670
10.60%, 06/01/19	17,368	20,460,194
Cliffs Natural Resources Inc.
5.75%, 03/01/25 (Call 03/01/20)[b]	2,540	2,491,740
7.75%, 03/31/20 (Call 03/15/17)[a,b]	7,097	7,400,439
8.25%, 03/31/20 (Call 03/31/18)[b]	11,733	12,818,302
Commercial Metals Co.
7.35%, 08/15/18[a]	5,720	6,078,930
Steel Dynamics Inc.
5.00%, 12/15/26 (Call 12/15/21)[a,b]	8,210	8,446,037
5.13%, 10/01/21 (Call 10/01/17)[a]	13,784	14,163,060
5.25%, 04/15/23 (Call 04/15/18)	5,845	6,086,691
5.50%, 10/01/24 (Call 10/01/19)[a]	8,400	8,896,731
U.S. Steel Corp.
7.38%, 04/01/20[a]	7,157	7,722,570
7.50%, 03/15/22 (Call 03/15/18)[a]	7,291	7,550,742
8.38%, 07/01/21 (Call 07/01/18)[a,b]	19,860	22,461,660

		236,138,419

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
LEISURE TIME — 0.27%
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[a,b]	$10,083	$10,340,117
4.75%, 12/15/21 (Call 12/15/18)[a,b]	13,925	14,203,500
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[a]	12,967	14,138,568
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[a,b]	11,286	11,490,502

		50,172,687
LODGING — 2.09%
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)[a]	15,879	17,189,018
6.88%, 05/15/23 (Call 05/15/18)[a]	16,024	17,345,980
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 03/31/17)	18,041	18,843,180
11.00%, 10/01/21 (Call 03/31/17)[a]	20,548	22,442,762
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)[a,b]	10,549	11,109,416
10.75%, 09/01/24 (Call 09/01/19)[b]	12,600	13,311,375
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)[a,b]	19,921	19,771,592
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 03/16/17)[a]	28,146	28,849,650

Security	Principal (000s)	Value
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[a,b]	$15,960	$16,453,763
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	10,675	10,461,393
5.25%, 03/31/20[a]	9,840	10,356,600
6.00%, 03/15/23	27,346	29,753,227
6.63%, 12/15/21[a]	24,663	27,552,894
6.75%, 10/01/20[a]	19,752	21,782,506
7.75%, 03/15/22	22,085	25,704,053
8.63%, 02/01/19[a]	20,133	22,322,464
11.38%, 03/01/18	7,720	8,434,100
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	10,550	10,327,697
5.38%, 03/15/22 (Call 03/31/17)	16,716	17,177,027
5.50%, 03/01/25 (Call 12/01/24)[a,b]	38,278	39,063,262

		388,251,959
MACHINERY — 0.66%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 03/31/17)[a,b]	14,423	14,693,431
CNH Industrial Capital LLC
3.38%, 07/15/19	8,681	8,777,938
3.63%, 04/15/18[a]	10,270	10,423,062
3.88%, 07/16/18[a]	10,635	10,858,949
3.88%, 10/15/21[a]	7,698	7,702,811
4.38%, 11/06/20	12,608	13,077,885
4.88%, 04/01/21[a]	9,391	9,861,489
CNH Industrial NV
4.50%, 08/15/23[a]	13,170	13,308,285
Vertiv Group Corp.
9.25%, 10/15/24 (Call 10/15/19)[b]	9,250	9,966,875
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[a]	21,711	23,493,473

		122,164,198

108	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
MANUFACTURING — 0.96%
Bombardier Inc.
4.75%, 04/15/19[a,b]	$9,800	$10,057,250
5.75%, 03/15/22[b]	9,750	9,683,658
6.00%, 10/15/22 (Call 04/15/17)[a,b]	26,045	26,012,444
6.13%, 01/15/23[b]	25,731	25,731,000
7.50%, 03/15/25 (Call 03/15/20)[a,b]	31,096	31,912,270
7.75%, 03/15/20[a,b]	17,035	18,312,114
8.75%, 12/01/21[b]	30,150	33,391,125
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a,b]	23,418	23,652,180

		178,752,041
MEDIA — 12.39%
Altice Financing SA
6.50%, 01/15/22 (Call 03/31/17)[a,b]	19,780	20,670,100
6.63%, 02/15/23 (Call 02/15/18)[b]	43,544	45,833,948
7.50%, 05/15/26 (Call 05/15/21)[a,b]	56,239	60,262,569
Altice Finco SA
8.13%, 01/15/24 (Call 12/15/18)[a,b]	7,650	8,169,612
9.88%, 12/15/20 (Call 03/31/17)[b]	8,050	8,505,580
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)[a,b]	29,799	31,723,518
7.75%, 05/15/22 (Call 05/15/17)[a,b]	58,668	62,408,085
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[b]	23,431	24,418,830
5.50%, 05/15/26 (Call 05/15/21)[b]	30,351	31,489,163
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)[a]	10,395	10,576,913
5.00%, 04/01/24 (Call 04/01/20)	21,266	21,465,475

Security	Principal (000s)	Value
Cablevision Systems Corp.
5.88%, 09/15/22[a]	$13,193	$13,489,843
7.75%, 04/15/18	13,013	13,649,143
8.00%, 04/15/20[a]	10,010	11,072,204
CBS Radio Inc.
7.25%, 11/01/24 (Call 11/01/19)[a,b]	8,730	9,299,875
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)[a]	20,218	20,953,711
5.13%, 05/01/23 (Call 05/01/18)[a,b]	21,963	22,866,250
5.13%, 05/01/27 (Call 05/01/22)[b]	17,575	18,234,063
5.25%, 03/15/21 (Call 03/31/17)[a]	8,605	8,854,545
5.25%, 09/30/22 (Call 09/30/17)	24,414	25,320,135
5.38%, 05/01/25 (Call 05/01/20)[a,b]	14,531	15,247,460
5.50%, 05/01/26 (Call 05/01/21)[a,b]	31,274	33,111,348
5.75%, 09/01/23 (Call 03/01/18)[a]	8,875	9,307,656
5.75%, 01/15/24 (Call 07/15/18)	19,161	20,133,421
5.75%, 02/15/26 (Call 02/15/21)[a,b]	50,842	54,146,730
5.88%, 04/01/24 (Call 04/01/19)[a,b]	34,223	36,704,167
5.88%, 05/01/27 (Call 05/01/21)[a,b]	15,246	16,375,729
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 03/31/17)[a,b]	24,463	24,898,930
6.38%, 09/15/20 (Call 03/31/17)[a,b]	30,009	30,916,994
7.75%, 07/15/25 (Call 07/15/20)[b]	11,611	12,830,155

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)[a]	$56,745	$58,392,900
Series B
7.63%, 03/15/20 (Call 03/31/17)[a]	37,923	38,207,422
CSC Holdings LLC
5.25%, 06/01/24	15,205	15,300,031
5.50%, 04/15/27 (Call 04/15/22)[a,b]	27,345	28,112,582
6.63%, 10/15/25 (Call 10/15/20)[a,b]	19,131	21,068,014
6.75%, 11/15/21[a]	20,741	22,713,741
8.63%, 02/15/19[a]	10,351	11,464,768
10.13%, 01/15/23 (Call 01/15/19)[b]	37,506	43,413,195
10.88%, 10/15/25 (Call 10/15/20)[a,b]	40,993	49,213,560
DISH DBS Corp.
4.25%, 04/01/18[a]	21,189	21,621,609
5.00%, 03/15/23[a]	32,245	33,111,584
5.13%, 05/01/20[a]	23,201	24,171,426
5.88%, 07/15/22[a]	41,417	44,419,732
5.88%, 11/15/24[a]	41,409	44,045,718
6.75%, 06/01/21	41,510	45,764,775
7.75%, 07/01/26[a]	41,941	49,079,706
7.88%, 09/01/19[a]	29,383	32,738,280
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)[a,b]	10,475	10,330,969
5.88%, 07/15/26 (Call 07/15/21)[a,b]	13,982	14,161,249
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 03/31/17)[a]	30,684	26,731,692
9.00%, 03/01/21 (Call 03/31/17)	35,540	28,787,400
9.00%, 09/15/22 (Call 09/15/17)	19,465	15,620,663
10.63%, 03/15/23 (Call 03/15/18)[a]	17,278	14,340,740
11.25%, 03/01/21 (Call 03/31/17)	11,011	9,001,493

Security	Principal (000s)	Value
11.25%, 03/01/21 (Call 03/31/17)[a,b]	$13,632	$11,144,160
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)[a,b]	20,594	21,057,365
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 03/31/17)[a]	12,950	13,225,188
5.00%, 04/15/22 (Call 04/15/17)[a,b]	48,900	50,367,000
Quebecor Media Inc.
5.75%, 01/15/23[a]	16,831	17,840,860
SFR Group SA
6.00%, 05/15/22 (Call 05/15/17)[a,b]	83,328	86,426,968
6.25%, 05/15/24 (Call 05/15/19)[a,b]	28,916	29,303,792
7.38%, 05/01/26 (Call 05/01/21)[a,b]	106,845	110,718,131
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)[a,b]	8,482	8,147,539
5.38%, 04/01/21 (Call 03/31/17)	11,009	11,339,270
5.63%, 08/01/24 (Call 08/01/19)[a,b]	9,719	9,986,273
6.13%, 10/01/22 (Call 10/01/17)[a]	10,088	10,554,570
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 03/31/17)[a,b]	9,507	9,629,551
4.63%, 05/15/23 (Call 05/15/18)[a,b]	10,196	10,425,410
5.38%, 04/15/25 (Call 04/15/20)[b]	20,980	21,399,600
5.38%, 07/15/26 (Call 07/15/21)[a,b]	21,508	21,883,637
5.75%, 08/01/21 (Call 03/31/17)[a,b]	9,305	9,688,831
6.00%, 07/15/24 (Call 07/15/19)[a,b]	30,854	32,859,510

110	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
TEGNA Inc.
5.13%, 10/15/19 (Call 03/31/17)[a]	$9,048	$9,251,580
5.13%, 07/15/20 (Call 03/31/17)[a]	9,807	10,146,158
6.38%, 10/15/23 (Call 10/15/18)[a]	14,537	15,498,259
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[a]	24,464	25,019,333
Unitymedia GmbH
6.13%, 01/15/25 (Call 01/15/20)[a,b]	18,578	19,553,345
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.00%, 01/15/25 (Call 01/15/20)[a,b]	9,980	10,269,193
5.50%, 01/15/23 (Call 01/15/18)[a,b]	19,484	20,309,635
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[b]	25,410	25,370,487
5.13%, 02/15/25 (Call 02/15/20)[a,b]	33,221	32,805,738
6.75%, 09/15/22 (Call 09/15/17)[a,b]	23,620	24,783,828
UPCB Finance IV Ltd.
5.38%, 01/15/25 (Call 01/15/20)[a,b]	24,445	24,933,900
Videotron Ltd.
5.00%, 07/15/22[a]	15,450	16,222,500
5.38%, 06/15/24 (Call 03/15/24)[a,b]	11,307	12,013,688
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)[a,b]	9,105	9,294,687
6.00%, 10/15/24 (Call 10/15/19)[b]	10,095	10,567,302
6.38%, 04/15/23 (Call 04/15/18)[a,b]	10,355	10,857,649

Security	Principal (000s)	Value
Virgin Media Secured Finance PLC
5.25%, 01/15/21[a]	$7,122	$7,665,053
5.25%, 01/15/26 (Call 01/15/20)[b]	19,945	20,103,365
5.50%, 01/15/25 (Call 01/15/19)[a,b]	8,372	8,618,735
5.50%, 08/15/26 (Call 08/15/21)[b]	15,354	15,673,890
Ziggo Bond Finance BV
5.88%, 01/15/25 (Call 01/15/20)[b]	7,800	7,890,445
6.00%, 01/15/27 (Call 01/15/22)[a,b]	13,165	13,212,111
Ziggo Secured Finance BV
5.50%, 01/15/27 (Call 01/15/22)[a,b]	43,510	43,964,510

		2,304,772,447
METAL FABRICATE & HARDWARE — 0.30%
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[a,b]	31,180	31,941,313
6.25%, 08/15/24 (Call 08/15/19)[a,b]	22,993	24,256,732

		56,198,045
MINING — 2.55%
Alcoa Nederland Holding BV
6.75%, 09/30/24 (Call 09/30/19)[a,b]	14,950	16,236,767
7.00%, 09/30/26 (Call 09/30/21)[a,b]	11,925	13,047,938
Aleris International Inc.
9.50%, 04/01/21 (Call 04/01/18)[b]	13,158	14,081,410
Anglo American Capital PLC
3.63%, 05/14/20[b]	17,192	17,385,410
4.13%, 04/15/21[b]	10,223	10,531,735
4.13%, 09/27/22[a,b]	10,886	11,083,309
4.45%, 09/27/20[b]	8,850	9,242,261
4.88%, 05/14/25[b]	14,647	15,232,880
9.38%, 04/08/19[b]	13,666	15,458,669

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Constellium NV
5.75%, 05/15/24 (Call 05/15/19)[a,b]	$8,203	$7,751,835
6.63%, 03/01/25 (Call 03/01/20)[a,b]	13,465	13,403,061
7.88%, 04/01/21 (Call 04/01/18)[a,b]	8,230	8,871,054
8.00%, 01/15/23 (Call 01/15/18)[b]	7,680	8,025,600
FMG Resources August 2006 Pty Ltd.
6.88%, 04/01/22 (Call 04/01/17)[a,b]	7,697	7,941,076
9.75%, 03/01/22 (Call 03/01/18)[b]	13,253	15,332,131
Freeport-McMoRan Inc.
2.38%, 03/15/18	24,079	23,932,048
3.10%, 03/15/20[a]	20,851	20,376,267
3.55%, 03/01/22 (Call 12/01/21)[a]	38,298	35,593,204
3.88%, 03/15/23 (Call 12/15/22)[a]	39,352	36,203,840
4.00%, 11/14/21[a]	10,914	10,552,474
4.55%, 11/14/24 (Call 08/14/24)[a]	16,221	15,178,303
6.50%, 11/15/20 (Call 03/31/17)[b]	10,228	10,534,840
6.75%, 02/01/22 (Call 02/01/18)[a,b]	8,902	9,258,080
6.88%, 02/15/23 (Call 02/15/20)[b]	16,500	17,403,375
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	9,314	9,763,633
5.95%, 03/15/24 (Call 12/15/23)[a]	9,307	9,842,152
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a,b]	12,334	13,086,654
7.88%, 11/01/22 (Call 11/01/18)[b]	8,945	9,783,594

Security	Principal (000s)	Value
Teck Resources Ltd.
3.00%, 03/01/19	$850	$870,570
3.75%, 02/01/23 (Call 11/01/22)[a]	13,215	12,802,031
4.50%, 01/15/21 (Call 10/15/20)	9,522	9,867,172
4.75%, 01/15/22 (Call 10/15/21)	13,999	14,517,600
8.00%, 06/01/21 (Call 06/01/18)[b]	14,311	15,908,359
8.50%, 06/01/24 (Call 06/01/19)[a,b]	12,894	15,054,819

		474,154,151
OFFICE & BUSINESS EQUIPMENT — 0.22%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)	11,035	11,352,256
5.00%, 09/01/25 (Call 03/01/20)	4,355	4,417,625
5.50%, 12/01/24 (Call 06/01/24)[a]	11,637	12,218,850
6.00%, 08/15/22 (Call 08/15/17)[a]	12,040	12,783,699

		40,772,430
OIL & GAS — 9.00%
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)[a,b]	12,300	11,890,000
5.13%, 12/01/22 (Call 06/01/17)[a]	22,229	22,229,000
5.38%, 11/01/21 (Call 03/31/17)[a]	20,465	20,951,044
5.63%, 06/01/23 (Call 06/01/18)[a]	15,121	15,328,914
California Resources Corp.
8.00%, 12/15/22 (Call 12/15/18)[b]	47,898	40,952,790
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)[a]	17,978	15,645,894

112	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
11.50%, 01/15/21 (Call 04/15/18)[a,b]	$9,223	$10,744,795
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)[a]	14,143	14,355,145
7.50%, 09/15/20 (Call 03/31/17)	10,131	10,460,258
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	7,885	7,718,768
3.80%, 09/15/23 (Call 06/15/23)	8,360	8,321,642
5.70%, 10/15/19	24,850	26,728,285
Chesapeake Energy Corp.
6.63%, 08/15/20	1,311	1,304,445
8.00%, 12/15/22 (Call 12/15/18)[a,b]	51,095	54,013,546
8.00%, 01/15/25 (Call 01/15/20)[a,b]	21,205	21,012,883
Citgo Holding Inc.
10.75%, 02/15/20[b]	31,427	34,030,017
Concho Resources Inc.
4.38%, 01/15/25 (Call 01/15/20)	12,875	13,052,997
5.50%, 10/01/22 (Call 10/01/17)[a]	10,900	11,285,054
5.50%, 04/01/23 (Call 10/01/17)[a]	31,336	32,495,432
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)[a]	21,657	20,106,125
4.50%, 04/15/23 (Call 01/15/23)[a]	32,206	31,682,652
5.00%, 09/15/22 (Call 03/31/17)[a]	39,901	40,773,834
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	11,894	9,425,995
5.50%, 05/01/22 (Call 05/01/17)	16,195	13,494,664
9.00%, 05/15/21 (Call 12/15/18)[a,b]	14,058	15,182,640
Diamond Offshore Drilling Inc.
5.88%, 05/01/19[a]	10,000	10,532,692

Security	Principal (000s)	Value
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)[a,b]	$2,725	$2,711,375
5.38%, 05/31/25 (Call 05/31/20)[a,b]	10,225	10,582,875
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	12,645	10,889,377
5.20%, 03/15/25 (Call 12/15/24)[a]	12,565	11,086,257
8.00%, 01/31/24 (Call 10/31/23)[a,b]	10,318	10,575,950
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)[a]	10,866	9,028,658
8.00%, 11/29/24 (Call 11/30/19)[b]	9,845	10,443,140
8.00%, 02/15/25 (Call 02/15/20)[b]	15,480	15,093,000
9.38%, 05/01/20 (Call 03/31/17)[a]	30,408	29,723,820
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)[a,b]	13,610	13,541,950
6.38%, 05/15/25 (Call 05/15/20)[a,b]	13,270	13,301,102
Halcon Resources Corp.
8.63%, 02/01/20 (Call 03/20/17)[a,b]	2,144	2,241,230
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a,b]	11,048	10,563,115
5.75%, 10/01/25 (Call 04/01/20)[b]	9,505	9,452,194
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a,b]	22,795	19,703,428
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 03/31/17)[a]	9,000	9,090,000
7.38%, 05/01/22 (Call 05/01/17)[a]	10,276	10,639,612

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[b]	$15,801	$14,062,890
6.50%, 03/15/21 (Call 03/15/17)[b]	14,714	15,045,065
6.50%, 01/15/25 (Call 01/15/20)[a,b]	15,400	15,053,500
7.00%, 03/31/24 (Call 09/30/18)[a,b]	21,631	19,467,900
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)[a]	9,400	9,138,192
4.70%, 12/01/22 (Call 09/01/22)[a]	12,381	12,129,941
6.88%, 08/15/24 (Call 08/15/19)[a]	10,545	11,276,884
Nabors Industries Inc.
4.63%, 09/15/21	12,710	12,932,425
5.00%, 09/15/20[a]	13,409	13,928,823
5.50%, 01/15/23 (Call 11/15/22)[a,b]	12,750	13,163,313
6.15%, 02/15/18[a]	13,317	13,887,134
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)[a]	14,875	15,470,000
5.63%, 07/01/24[a]	21,085	22,481,881
5.75%, 01/30/22[a]	14,318	15,284,465
Noble Holding International Ltd.
3.95%, 03/15/22	1,250	1,115,625
7.20%, 04/01/25 (Call 01/01/25)[a]	10,561	10,202,917
7.75%, 01/15/24 (Call 10/15/23)[a]	19,620	19,080,450
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[a]	21,126	21,436,341
Pacific Drilling SA
5.38%, 06/01/20 (Call 03/31/17)[a,b]	10,019	4,589,954
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)[b]	9,065	9,155,650

Security	Principal (000s)	Value
5.38%, 01/15/25 (Call 01/15/20)[a,b]	$13,015	$13,150,892
6.25%, 06/01/24 (Call 06/01/19)[b]	8,500	8,887,770
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)[a]	10,445	10,523,338
8.25%, 02/15/20 (Call 03/31/17)[a]	13,432	13,667,060
Permian Resources LLC
13.00%, 11/30/20 (Call 11/30/18)[b]	10,587	12,401,127
Permian Resources LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 03/31/17)[b]	12,807	10,885,950
7.38%, 11/01/21 (Call 07/31/17)[b]	11,955	9,922,650
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)[a]	6,725	6,674,563
6.63%, 11/15/20 (Call 03/31/17)	6,826	6,959,408
Puma International Financing SA
6.75%, 02/01/21 (Call 03/31/17)[b]	20,020	20,630,614
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	14,571	14,320,055
5.38%, 10/01/22 (Call 07/01/22)[a]	9,914	9,939,611
6.88%, 03/01/21[a]	12,561	13,314,660
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)[a]	15,941	15,084,171
5.00%, 08/15/22 (Call 05/15/22)[a,b]	10,049	9,815,625
5.00%, 03/15/23 (Call 12/15/22)[a,b]	16,274	15,867,150
5.75%, 06/01/21 (Call 03/01/21)[a,b]	9,480	9,847,350

114	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	$14,337	$13,662,464
7.38%, 06/15/25 (Call 03/15/25)[a]	10,939	11,349,213
RSP Permian Inc.
5.25%, 01/15/25 (Call 01/15/20)[a,b]	1,500	1,533,750
6.63%, 10/01/22 (Call 10/01/17)[a]	6,820	7,189,417
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[a]	23,564	22,647,622
7.75%, 06/15/21 (Call 06/15/17)[a]	10,486	10,780,866
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/18)[b]	8,985	9,506,317
6.88%, 06/30/23 (Call 06/30/18)[a,b]	7,775	8,230,032
8.25%, 05/15/20 (Call 03/31/17)[b]	2,229	2,354,381
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)[a]	10,370	9,670,025
5.63%, 06/01/25 (Call 06/01/20)[a]	9,924	9,365,775
6.13%, 11/15/22 (Call 11/15/18)[a]	12,120	12,263,084
6.75%, 09/15/26 (Call 09/15/21)[a]	11,090	11,284,075
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[a]	22,932	20,409,480
5.80%, 01/23/20 (Call 12/23/19)[a]	17,853	17,696,786
6.70%, 01/23/25 (Call 10/23/24)	19,843	19,074,084
7.50%, 02/01/18	1,750	1,815,380
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)	10,481	10,556,800

Security	Principal (000s)	Value
6.25%, 04/15/21 (Call 04/15/18)	$16,988	$17,242,820
6.38%, 04/01/23 (Call 04/01/18)[a]	14,632	14,778,320
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)[a]	709	716,759
4.75%, 12/15/23 (Call 10/15/23)[a,b]	19,415	20,085,903
5.13%, 12/15/26 (Call 09/15/26)[a,b]	16,665	17,595,897
5.38%, 10/01/22 (Call 10/01/17)[a]	10,047	10,434,454
Transocean Inc.
5.55%, 10/15/22 (Call 07/15/22)[a]	12,062	11,217,660
6.00%, 03/15/18[a]	13,551	13,842,185
6.50%, 11/15/20[a]	10,560	10,686,720
8.13%, 12/15/21[a]	13,890	14,592,834
9.00%, 07/15/23 (Call 07/15/20)[a,b]	26,049	28,017,997
Tullow Oil PLC
6.00%, 11/01/20 (Call 03/13/17)[a,b]	13,420	12,723,709
6.25%, 04/15/22 (Call 04/15/17)[b]	13,595	12,602,565
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)[a]	20,540	20,719,725
5.75%, 03/15/21 (Call 12/15/20)[a]	19,058	18,915,065
6.25%, 04/01/23 (Call 01/01/23)[a]	9,446	9,471,827
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)[a]	9,380	9,144,523
6.00%, 01/15/22 (Call 10/15/21)[a]	21,946	22,384,920
7.50%, 08/01/20 (Call 07/01/20)	11,195	12,076,606
8.25%, 08/01/23 (Call 06/01/23)	12,487	14,032,266

		1,673,854,244

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.58%
CGG SA
6.50%, 06/01/21 (Call 03/31/17)[a]	$10,602	$5,074,503
6.88%, 01/15/22 (Call 07/15/17)[a]	8,168	3,907,026
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (Call 10/15/20)[b]	12,695	13,642,592
Transocean Proteus Ltd.
6.25%, 12/01/24 (Call 12/01/20)[a,b]	13,100	13,534,575
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[a]	13,168	12,609,856
7.75%, 06/15/21 (Call 05/15/21)[a]	17,299	18,553,178
8.25%, 06/15/23 (Call 03/15/23)[a]	15,693	16,954,979
9.63%, 03/01/19	10,494	11,463,383
9.88%, 02/15/24 (Call 11/15/23)[a,b]	11,285	12,977,750

		108,717,842
PACKAGING & CONTAINERS — 2.39%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 03/15/19)[b]	3,625	3,679,375
4.63%, 05/15/23 (Call 05/15/19)[a,b]	20,072	20,388,134
6.00%, 06/30/21 (Call 06/30/17)[b]	8,750	9,078,125
6.00%, 02/15/25 (Call 02/15/20)[b]	25,735	26,391,387
6.25%, 01/31/19 (Call 03/03/17)[a,b]	5,825	5,915,424
6.75%, 01/31/21 (Call 03/31/17)[b]	7,010	7,259,112
7.25%, 05/15/24 (Call 05/15/19)[a,b]	34,945	38,090,050
Ball Corp.
4.00%, 11/15/23[a]	22,035	22,007,456
4.38%, 12/15/20[a]	18,886	19,806,693

Security	Principal (000s)	Value
5.00%, 03/15/22[a]	$15,644	$16,571,298
5.25%, 07/01/25	22,173	23,491,903
Berry Plastics Corp.
5.13%, 07/15/23 (Call 07/15/18)[a]	15,349	15,792,681
5.50%, 05/15/22 (Call 05/15/17)	8,068	8,404,436
6.00%, 10/15/22 (Call 10/15/18)	7,270	7,675,830
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[a]	20,693	21,196,423
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%, 09/30/26 (Call 03/31/26)[a,b]	8,200	7,865,411
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,b]	8,105	8,417,281
5.88%, 08/15/23[a,b]	15,050	16,113,951
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.13%, 07/15/23 (Call 07/15/19)[a,b]	34,931	36,088,089
5.75%, 10/15/20 (Call 03/31/17)	60,816	62,640,480
6.88%, 02/15/21 (Call 03/31/17)[a]	8,382	8,612,184
7.00%, 07/15/24 (Call 07/15/19)[a,b]	18,163	19,502,521
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[b]	9,533	9,866,655
5.13%, 12/01/24 (Call 09/01/24)[a,b]	8,135	8,480,738
5.25%, 04/01/23 (Call 01/01/23)[a,b]	7,105	7,443,122
5.50%, 09/15/25 (Call 06/15/25)[a,b]	7,827	8,325,428
6.50%, 12/01/20 (Call 09/01/20)[a,b]	4,600	5,192,250

		444,296,437

116	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
PHARMACEUTICALS — 2.44%
Endo Finance LLC
5.75%, 01/15/22 (Call 03/31/17)[a,b]	$13,030	$12,111,978
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[b]	13,940	12,451,324
Endo Ltd./Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/18)[b]	34,144	31,304,257
6.00%, 02/01/25 (Call 02/01/20)[a,b]	23,790	21,262,312
Grifols Worldwide Operations Ltd.
5.25%, 04/01/22 (Call 04/01/17)[a]	20,433	21,184,154
inVentiv Group Holdings Inc./inVentiv Health Inc./inVentiv Health Clinical Inc.
7.50%, 10/01/24 (Call 10/01/19)[a,b]	13,825	14,481,688
Nature’s Bounty Co. (The)
7.63%, 05/15/21 (Call 05/15/18)[a,b]	24,467	25,659,766
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/31/17)[b]	41,333	36,886,722
5.50%, 03/01/23 (Call 03/01/18)[b]	19,874	16,023,413
5.63%, 12/01/21 (Call 03/31/17)[b]	18,368	15,566,880
5.88%, 05/15/23 (Call 05/15/18)[a,b]	67,646	54,903,090
6.13%, 04/15/25 (Call 04/15/20)[a,b]	67,653	54,122,400
6.38%, 10/15/20 (Call 03/31/17)[b]	47,632	43,196,270
6.75%, 08/15/18 (Call 03/31/17)[a,b]	31,447	31,053,912
6.75%, 08/15/21 (Call 03/31/17)[b]	13,380	12,009,479

Security	Principal (000s)	Value
7.00%, 10/01/20 (Call 03/31/17)[b]	$12,357	$11,432,332
7.25%, 07/15/22 (Call 03/31/17)[b]	10,948	9,809,212
7.50%, 07/15/21 (Call 03/31/17)[b]	33,965	31,077,975

		454,537,164
PIPELINES — 3.22%
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25[a,b]	22,728	23,973,981
7.00%, 06/30/24[a,b]	27,364	30,569,211
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.13%, 03/01/22 (Call 03/16/17)	9,004	9,300,382
6.25%, 04/01/23 (Call 04/01/18)[a]	11,798	12,206,717
DCP Midstream Operating LP
2.50%, 12/01/17 (Call 11/01/17)	2,033	2,029,612
3.88%, 03/15/23 (Call 12/15/22)	9,837	9,529,594
4.75%, 09/30/21[a,b]	8,536	8,815,554
5.35%, 03/15/20[a,b]	9,750	10,163,302
VRN, (3 mo. LIBOR US + 3.850%)
5.85%, 05/21/43 (Call 05/21/23)[b]	10,813	10,038,970
Enbridge Inc.
Series 16-A VRN, (3 mo. LIBOR US + 3.890%)
6.00%, 01/15/77 (Call 01/15/27)	13,690	13,914,858
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)	20,655	21,945,937
5.88%, 01/15/24 (Call 10/15/23)[a]	22,828	24,530,588
7.50%, 10/15/20	23,329	26,259,706
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	6,700	6,730,632

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.15%, 06/01/25 (Call 03/01/25)[a]	$13,412	$13,412,117
4.40%, 04/01/24 (Call 01/01/24)	10,807	11,033,436
4.85%, 07/15/26 (Call 04/15/26)[a]	10,350	10,870,044
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/18)	7,240	7,343,236
6.75%, 08/01/22 (Call 08/01/18)	13,802	14,390,738
NGPL PipeCo LLC
7.12%, 12/15/17[b]	3,979	4,112,877
9.63%, 06/01/19 (Call 03/31/17)[a,b]	11,305	11,766,620
NuStar Logistics LP
4.80%, 09/01/20	6,855	7,058,313
ONEOK Inc.
4.25%, 02/01/22 (Call 11/01/21)[a]	9,336	9,569,646
7.50%, 09/01/23 (Call 06/01/23)	9,488	11,284,790
Rockies Express Pipeline LLC
5.63%, 04/15/20[a,b]	15,389	16,190,864
6.00%, 01/15/19[a,b]	9,660	10,145,264
6.85%, 07/15/18[a,b]	10,220	10,738,665
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)[a]	17,836	19,379,349
5.63%, 04/15/23 (Call 01/15/23)[a]	10,249	11,271,543
5.63%, 03/01/25 (Call 12/01/24)	18,991	20,842,622
5.75%, 05/15/24 (Call 02/15/24)[a]	11,886	13,155,662
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 03/31/17)	14,755	14,979,238
4.25%, 11/15/23 (Call 05/15/18)	10,984	10,881,314

Security	Principal (000s)	Value
5.13%, 02/01/25 (Call 02/01/20)[a,b]	$10,015	$10,335,648
5.25%, 05/01/23 (Call 11/01/17)	10,080	10,420,200
5.38%, 02/01/27 (Call 02/01/22)[a,b]	10,580	11,008,490
6.75%, 03/15/24 (Call 09/15/19)[a]	10,483	11,428,108
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.25%, 01/15/25 (Call 01/15/21)[a]	14,783	15,485,192
5.50%, 10/15/19 (Call 09/15/19)[a]	8,299	8,793,748
5.88%, 10/01/20 (Call 03/31/17)[a]	7,510	7,735,300
6.13%, 10/15/21 (Call 03/16/17)[a]	17,023	17,772,012
6.25%, 10/15/22 (Call 10/15/18)	16,039	17,120,207
6.38%, 05/01/24 (Call 05/01/19)[a]	8,344	9,073,069
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)[a]	15,651	15,259,725
4.55%, 06/24/24 (Call 03/24/24)[a]	24,633	25,002,495

		597,869,576
REAL ESTATE — 0.15%
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a,b]	7,947	8,222,661
4.88%, 06/01/23 (Call 03/01/23)[a,b]	9,416	9,264,298
5.25%, 12/01/21 (Call 12/01/17)[a,b]	9,549	9,930,960

		27,417,919
REAL ESTATE INVESTMENT TRUSTS — 1.95%
Communications Sales & Leasing Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[a,b]	10,906	11,452,890

118	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
7.13%, 12/15/24 (Call 12/15/19)[a,b]	$8,680	$8,940,400
8.25%, 10/15/23 (Call 04/15/19)[a]	24,888	26,941,260
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)[a]	10,016	10,260,891
5.38%, 01/01/22 (Call 01/01/18)[a]	14,349	15,156,131
5.38%, 04/01/23 (Call 04/01/18)[a]	21,344	22,274,598
5.75%, 01/01/25 (Call 01/01/20)[a]	10,330	10,930,394
5.88%, 01/15/26 (Call 01/15/21)[a]	23,454	25,010,926
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a,b]	28,693	28,869,763
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	10,155	10,580,241
6.00%, 06/01/25 (Call 06/01/20)[a]	9,615	10,153,440
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/18)[b]	9,661	9,926,678
5.75%, 08/15/24 (Call 08/15/17)[a]	18,842	19,430,812
6.00%, 10/01/20 (Call 10/01/17)[a,b]	21,050	22,108,604
6.00%, 08/15/23 (Call 08/15/18)[a]	11,421	12,066,287
iStar Inc.
4.00%, 11/01/17 (Call 08/01/17)[a]	1,800	1,806,075
5.00%, 07/01/19 (Call 03/31/17)[a]	16,427	16,659,031
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)[a,b]	9,633	9,346,301
5.63%, 05/01/24 (Call 02/01/24)[a,b]	21,744	22,994,280

Security	Principal (000s)	Value
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26 (Call 08/01/21)	$10,556	$10,639,569
6.38%, 03/01/24 (Call 03/01/19)[a]	9,220	9,816,419
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)[a]	17,163	17,549,168
4.88%, 09/01/24 (Call 09/01/19)[b]	23,180	23,061,782
VEREIT Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)[a]	3,922	3,936,511
4.88%, 06/01/26 (Call 03/01/26)[a]	2,307	2,416,583

		362,329,034
RETAIL — 3.15%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[a,b]	26,199	26,984,970
6.00%, 04/01/22 (Call 10/01/17)[a,b]	46,654	48,636,795
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 03/31/17)[b]	17,796	8,275,140
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/31/17)	12,472	12,830,570
5.75%, 03/01/23 (Call 03/01/18)[a]	53,257	56,518,991
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 03/31/17)[a]	8,615	8,416,855
6.75%, 01/15/22 (Call 03/31/17)[a]	10,184	9,867,165
6.75%, 06/15/23 (Call 06/15/19)[a]	9,584	9,296,480
JC Penney Corp. Inc.
5.65%, 06/01/20[a]	9,457	9,324,035

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
5.88%, 07/01/23 (Call 07/01/19)[a,b]	$10,520	$10,566,025
8.13%, 10/01/19	8,335	8,875,082
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 06/01/24 (Call 06/01/19)[a,b]	22,579	23,227,017
5.25%, 06/01/26 (Call 06/01/21)[a,b]	24,232	25,049,830
L Brands Inc.
5.63%, 02/15/22[a]	20,332	21,374,015
5.63%, 10/15/23[a]	10,235	10,707,595
6.63%, 04/01/21[a]	20,629	22,687,349
7.00%, 05/01/20[a]	8,873	9,737,008
8.50%, 06/15/19	10,450	11,696,163
Michaels Stores Inc.
5.88%, 12/15/20 (Call 03/31/17)[b]	7,345	7,546,988
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 03/31/17)[a,b]	19,197	12,046,118
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)	10,007	9,948,923
5.75%, 10/01/22 (Call 10/01/17)[a]	11,764	12,180,991
PetSmart Inc.
7.13%, 03/15/23 (Call 03/15/18)[a,b]	40,405	39,593,292
QVC Inc.
3.13%, 04/01/19[a]	6,215	6,278,946
4.38%, 03/15/23	14,341	14,403,763
4.45%, 02/15/25 (Call 11/15/24)[a]	12,622	12,425,449
4.85%, 04/01/24[a]	14,113	14,354,550
5.13%, 07/02/22[a]	9,141	9,642,521
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a,b]	31,790	33,713,762
6.75%, 06/15/21 (Call 03/31/17)[a]	13,200	13,746,000
9.25%, 03/15/20 (Call 03/31/17)[a]	13,279	13,710,568

Security	Principal (000s)	Value
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)[a]	$15,489	$15,798,780
5.75%, 06/01/22 (Call 06/01/17)[a]	18,568	19,148,250
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	8,532	8,604,806
TRU Taj LLC/TRU Taj Finance Inc.
12.00%, 08/15/21 (Call 02/15/18)[a,b]	9,556	8,798,870

		586,013,662
SEMICONDUCTORS — 1.49%
Advanced Micro Devices Inc.
7.00%, 07/01/24 (Call 07/01/19)[a]	8,027	8,571,391
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[a,b]	21,732	21,922,155
5.25%, 01/15/24 (Call 05/01/18)[a,b]	11,156	11,295,450
5.50%, 02/01/25 (Call 08/01/19)[a]	25,100	25,947,125
5.63%, 01/15/26 (Call 05/01/20)[a,b]	8,850	9,036,833
5.88%, 02/15/22 (Call 03/31/17)[a]	12,024	12,504,960
NXP BV/NXP Funding LLC
3.75%, 06/01/18[a,b]	13,416	13,652,374
3.88%, 09/01/22[a,b]	20,044	20,532,673
4.13%, 06/15/20[a,b]	11,770	12,226,676
4.13%, 06/01/21[a,b]	25,923	26,878,262
4.63%, 06/15/22[a,b]	7,600	8,037,000
4.63%, 06/01/23[a,b]	17,119	18,174,624
5.75%, 02/15/21 (Call 03/09/17)[a,b]	9,297	9,570,099
5.75%, 03/15/23 (Call 03/15/18)[a,b]	9,172	9,670,669

120	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)	$8,376	$9,108,691
7.00%, 12/01/25 (Call 12/01/20)[a]	11,053	12,195,802
Sensata Technologies BV
4.88%, 10/15/23[a,b]	9,980	10,204,550
5.00%, 10/01/25[b]	13,671	13,866,744
5.63%, 11/01/24[a,b]	7,583	7,973,403
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (Call 02/15/21)[a,b]	15,048	16,251,840

		277,621,321
SHIPBUILDING — 0.11%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[a,b]	9,655	10,076,199
5.00%, 11/15/25 (Call 11/15/20)[a,b]	10,618	11,107,915

		21,184,114
SOFTWARE — 2.86%
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 03/31/17)[b]	34,660	35,179,900
Change Healthcare Holdings LLC/Change Healthcare Finance Inc.
5.75%, 03/01/25 (Call 03/01/20)[a,b]	18,630	19,241,250
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a,b]	40,914	41,764,573
5.38%, 08/15/23 (Call 08/15/18)[a,b]	24,980	25,933,674
5.75%, 01/15/24 (Call 01/15/19)[a,b]	47,550	49,257,178
7.00%, 12/01/23 (Call 12/01/18)[a,b]	71,096	76,517,070
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/17)[a,b]	10,590	10,982,619

Security	Principal (000s)	Value
6.50%, 05/15/22 (Call 05/15/18)[a]	$35,573	$36,947,007
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)[a,b]	10,479	10,496,148
5.25%, 11/15/24 (Call 11/15/19)[a,b]	16,271	17,125,228
5.75%, 08/15/25 (Call 08/15/20)[a,b]	16,757	17,835,229
Nuance Communications Inc.
5.38%, 08/15/20 (Call 03/31/17)[b]	8,923	9,119,128
5.63%, 12/15/26 (Call 12/15/21)[a,b]	11,100	11,349,750
Open Text Corp.
5.63%, 01/15/23 (Call 01/15/18)[b]	16,105	16,900,959
5.88%, 06/01/26 (Call 06/01/21)[a,b]	17,908	18,803,400
Quintiles IMS Inc.
4.88%, 05/15/23 (Call 05/15/18)[b]	16,105	16,559,407
5.00%, 10/15/26 (Call 10/15/21)[b]	20,891	21,204,365
Rackspace Hosting Inc.
8.63%, 11/15/24 (Call 11/15/19)[a,b]	25,257	26,614,564
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[a,b]	37,024	42,288,072
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/19)[b]	7,900	8,374,000
10.50%, 02/01/24 (Call 02/01/19)[a,b]	17,621	19,026,675

		531,520,196
STORAGE & WAREHOUSING — 0.18%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 03/31/17)[a,b]	21,885	21,337,875
10.75%, 10/15/19 (Call 03/31/17)[a,b]	13,350	11,514,375

		32,852,250

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 10.90%
Anixter Inc.
5.13%, 10/01/21[a]	$6,144	$6,423,894
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)[a]	10,360	10,075,100
5.80%, 03/15/22[a]	30,116	31,076,731
6.45%, 06/15/21[a]	25,287	26,946,459
Series V
5.63%, 04/01/20[a]	20,542	21,710,326
Series W
6.75%, 12/01/23[a]	16,450	17,148,641
Series Y
7.50%, 04/01/24 (Call 01/01/24)[a]	21,499	23,138,299
CommScope Inc.
4.38%, 06/15/20 (Call 06/15/17)[a,b]	8,034	8,244,893
5.00%, 06/15/21 (Call 06/15/17)[a,b]	12,475	12,833,656
5.50%, 06/15/24 (Call 06/15/19)[b]	12,697	13,300,107
CommScope Technologies Finance LLC
6.00%, 06/15/25 (Call 06/15/20)[a,b]	32,208	34,385,905
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[a]	16,590	15,808,832
6.88%, 01/15/25 (Call 10/15/24)[a]	16,683	14,055,427
7.13%, 03/15/19	10,225	10,812,938
7.13%, 01/15/23	17,764	16,032,010
7.63%, 04/15/24	15,160	13,517,667
8.13%, 10/01/18	10,250	10,980,312
8.50%, 04/15/20[a]	20,521	21,753,721
8.75%, 04/15/22[a]	9,475	9,522,375
8.88%, 09/15/20 (Call 06/15/20)[a]	22,569	23,937,246
9.25%, 07/01/21[a]	9,670	10,177,675
10.50%, 09/15/22 (Call 06/15/22)[a]	44,166	46,043,055

Security	Principal (000s)	Value
11.00%, 09/15/25 (Call 06/15/25)[a]	$74,039	$74,409,195
Hughes Satellite Systems Corp.
5.25%, 08/01/26[a,b]	17,226	17,531,546
6.50%, 06/15/19[a]	20,142	21,809,758
6.63%, 08/01/26[a,b]	15,379	16,003,695
7.63%, 06/15/21[a]	18,820	20,875,496
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[a,b]	22,174	22,174,000
6.50%, 10/01/24 (Call 10/01/19)[a,b]	8,100	8,357,175
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[a]	42,726	35,355,765
7.25%, 04/01/19 (Call 03/31/17)[a]	28,898	27,588,765
7.25%, 10/15/20 (Call 03/31/17)[a]	45,695	42,096,519
7.50%, 04/01/21 (Call 03/31/17)[a]	24,980	22,856,700
8.00%, 02/15/24 (Call 02/15/19)[a,b]	28,588	31,017,980
9.50%, 09/30/22[a,b]	10,277	12,332,400
Koninklijke KPN NV VRN, (10 year USD Swap + 5.330%)
7.00%, 03/28/73 (Call 03/28/23)[a,b]	11,710	12,636,554
Level 3 Communications Inc.
5.75%, 12/01/22 (Call 12/01/17)	11,853	12,272,177
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/18)[a]	15,314	15,601,137
5.25%, 03/15/26 (Call 03/15/21)[a,b]	16,533	16,677,664
5.38%, 08/15/22 (Call 08/15/17)[a]	21,036	21,752,381
5.38%, 01/15/24 (Call 01/15/19)[a]	17,174	17,606,213
5.38%, 05/01/25 (Call 05/01/20)[a]	18,180	18,732,336

122	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
5.63%, 02/01/23 (Call 02/01/18)[a]	$9,575	$9,863,338
6.13%, 01/15/21 (Call 03/31/17)	10,490	10,848,409
Nokia OYJ
5.38%, 05/15/19	19,406	20,561,627
SoftBank Group Corp.
4.50%, 04/15/20[b]	52,994	54,843,210
Sprint Communications Inc.
6.00%, 11/15/22	47,703	49,426,986
7.00%, 03/01/20[a,b]	20,164	22,029,170
7.00%, 08/15/20	30,542	32,947,470
9.00%, 11/15/18[b]	62,562	68,517,927
11.50%, 11/15/21	19,891	25,162,115
Sprint Corp.
7.13%, 06/15/24[a]	51,841	56,085,482
7.25%, 09/15/21[a]	45,828	49,893,026
7.63%, 02/15/25 (Call 11/15/24)[a]	32,142	35,878,507
7.88%, 09/15/23[a]	87,150	96,987,989
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 03/04/17)[a]	7,430	7,518,603
6.00%, 03/01/23 (Call 09/01/18)[a]	26,495	27,997,545
6.00%, 04/15/24 (Call 04/15/19)	20,646	22,039,605
6.13%, 01/15/22 (Call 01/15/18)[a]	23,346	24,688,395
6.25%, 04/01/21 (Call 04/01/17)[a]	34,053	35,148,121
6.38%, 03/01/25 (Call 09/01/19)[a]	34,464	37,061,758
6.46%, 04/28/19 (Call 03/13/17)[a]	16,837	17,006,717
6.50%, 01/15/24 (Call 01/15/19)[a]	20,472	21,979,132
6.50%, 01/15/26 (Call 01/15/21)[a]	43,086	47,340,958
6.54%, 04/28/20 (Call 03/13/17)[a]	31,387	32,129,827
6.63%, 04/28/21 (Call 04/28/17)[a]	23,087	23,989,939

Security	Principal (000s)	Value
6.63%, 04/01/23 (Call 04/01/18)[a]	$37,724	$39,993,853
6.73%, 04/28/22 (Call 04/28/17)[a]	24,821	25,860,379
6.84%, 04/28/23 (Call 04/28/18)	12,188	12,977,536
Telecom Italia Capital SA
7.00%, 06/04/18[a]	12,287	12,950,867
7.18%, 06/18/19[a]	16,203	17,711,904
Telecom Italia SpA/Milano
5.30%, 05/30/24[a,b]	31,960	32,437,572
West Corp.
4.75%, 07/15/21 (Call 07/15/18)[a,b]	7,615	7,797,760
5.38%, 07/15/22 (Call 07/15/17)[a,b]	19,633	18,906,579
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 03/31/17)[b]	38,859	39,490,459
6.50%, 04/30/20 (Call 03/31/17)[a,b]	11,807	12,237,058
7.38%, 04/23/21 (Call 04/23/17)[a,b]	55,371	57,516,626
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)	10,883	9,866,406
7.50%, 06/01/22 (Call 06/01/17)[a]	9,469	9,368,392
7.50%, 04/01/23 (Call 03/31/17)	1,223	1,167,965
7.75%, 10/15/20 (Call 03/31/17)[a]	14,261	14,619,213
7.75%, 10/01/21 (Call 03/31/17)[a]	17,301	17,863,282

		2,026,324,432
TRANSPORTATION — 0.41%
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 03/31/17)[a,b]	17,815	18,171,300

SCHEDULES OF INVESTMENTS	123

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2017

Security	Principal or Shares (000s)	Value
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 03/31/17)[a,b]	$13,848	$10,452,577
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)[a,b]	12,880	13,499,850
6.50%, 06/15/22 (Call 06/15/18)[a,b]	32,529	34,193,402

		76,317,129
TRUCKING & LEASING — 0.23%
Park Aerospace Holdings Ltd.
5.25%, 08/15/22[b]	26,280	27,413,456
5.50%, 02/15/24[b]	15,040	15,679,200

		43,092,656

TOTAL CORPORATE BONDS & NOTES
(Cost: $18,239,893,331)		18,176,865,396

SHORT-TERM INVESTMENTS — 27.54%

MONEY MARKET FUNDS — 27.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[d,e,f]	4,921,986	4,923,955,222
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[d,e]	196,104	196,104,424

		5,120,059,646

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,118,428,075)		5,120,059,646

Value
TOTAL INVESTMENTS IN SECURITIES — 125.29%
(Cost: $23,358,321,406)[g]	$23,296,925,042
Other Assets, Less Liabilities — (25.29)%	(4,702,426,410)

NET ASSETS — 100.00%	$18,594,498,632

VRN  —  Variable Rate Note

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $23,358,687,700. Net unrealized depreciation was $61,762,658, of which $219,340,489 represented gross unrealized appreciation on securities and $281,103,147 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$18,176,865,396	$—	$18,176,865,396
Money market funds	5,120,059,646	—	—	5,120,059,646

Total	$5,120,059,646	$18,176,865,396	$—	$23,296,925,042

See notes to financial statements.

124	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.89%

ADVERTISING — 0.21%
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	$14,023	$14,043,213
3.63%, 05/01/22	13,314	13,722,720
3.65%, 11/01/24 (Call 08/01/24)	9,198	9,385,320
4.45%, 08/15/20[a]	9,760	10,403,673
WPP Finance 2010
3.75%, 09/19/24[a]	9,805	9,956,942
4.75%, 11/21/21[a]	7,945	8,593,141

		66,105,009
AEROSPACE & DEFENSE — 1.12%
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	12,735	12,564,653
L3 Technologies Inc.
4.75%, 07/15/20	7,948	8,502,852
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	15,420	15,579,491
2.90%, 03/01/25 (Call 12/01/24)	12,257	12,056,355
3.35%, 09/15/21[a]	7,849	8,114,140
3.55%, 01/15/26 (Call 10/15/25)[a]	26,080	26,654,574
3.80%, 03/01/45 (Call 09/01/44)[a]	11,750	11,201,919
4.07%, 12/15/42	10,929	10,851,693
4.70%, 05/15/46 (Call 11/15/45)	21,970	24,075,042
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)[a]	5,800	5,766,581
3.25%, 08/01/23	11,558	11,837,625
4.75%, 06/01/43[a]	12,168	13,347,153
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	12,039	12,005,294
3.13%, 10/15/20	11,902	12,306,637
United Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)[a]	16,655	16,096,983

Security	Principal (000s)	Value
3.10%, 06/01/22[a]	$26,294	$27,038,396
3.75%, 11/01/46 (Call 05/01/46)[a]	16,550	15,838,820
4.15%, 05/15/45 (Call 11/16/44)[a]	11,915	12,153,671
4.50%, 04/15/20	23,324	25,123,335
4.50%, 06/01/42	36,864	39,512,026
5.70%, 04/15/40	14,416	17,746,348
6.13%, 07/15/38	9,316	11,951,590

		350,325,178
AGRICULTURE — 1.26%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	1,305	1,239,385
2.85%, 08/09/22	24,410	24,385,578
3.88%, 09/16/46 (Call 03/16/46)	13,234	12,460,900
4.00%, 01/31/24	20,652	21,784,655
4.25%, 08/09/42	13,256	13,136,125
4.75%, 05/05/21	24,696	26,849,568
5.38%, 01/31/44	25,659	29,785,406
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)[a]	20,175	19,783,605
2.50%, 08/22/22	5,150	5,083,134
2.75%, 02/25/26 (Call 11/25/25)[a]	6,160	5,946,957
2.90%, 11/15/21	10,016	10,165,700
3.25%, 11/10/24	23,311	23,519,086
3.38%, 08/11/25 (Call 05/11/25)[a]	6,410	6,496,956
3.88%, 08/21/42	7,226	6,820,496
4.13%, 03/04/43	14,069	13,745,738
4.25%, 11/10/44[a]	13,731	13,732,576
4.38%, 11/15/41[a]	10,756	10,905,061
4.50%, 03/26/20[a]	7,284	7,789,879
4.88%, 11/15/43	9,497	10,343,700
6.38%, 05/16/38	18,105	23,216,481
Reynolds American Inc.
3.25%, 06/12/20[a]	8,371	8,577,070
4.00%, 06/12/22[a]	11,489	12,055,087
4.45%, 06/12/25 (Call 03/12/25)	30,919	32,636,748

SCHEDULES OF INVESTMENTS	125

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
5.70%, 08/15/35 (Call 02/15/35)	$11,450	$13,265,827
5.85%, 08/15/45 (Call 02/15/45)	31,983	38,022,120

		391,747,838
APPAREL — 0.11%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)[a]	20,660	19,562,553
3.88%, 11/01/45 (Call 05/01/45)	14,268	14,033,929

		33,596,482
AUTO MANUFACTURERS — 2.33%
American Honda Finance Corp.
1.70%, 09/09/21[a]	14,935	14,473,295
2.45%, 09/24/20[a]	11,220	11,295,998
Daimler Finance North America LLC
8.50%, 01/18/31[a]	16,680	25,407,440
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)[a]	14,200	14,603,168
4.75%, 01/15/43[a]	24,758	23,804,470
5.29%, 12/08/46 (Call 06/08/46)[a]	24,425	25,282,457
7.45%, 07/16/31[a]	21,039	26,607,712
Ford Motor Credit Co. LLC
3.10%, 05/04/23[a]	16,240	15,952,835
3.16%, 08/04/20[a]	14,230	14,474,782
3.20%, 01/15/21[a]	19,010	19,292,605
3.22%, 01/09/22[a]	6,175	6,211,085
3.34%, 03/18/21[a]	22,958	23,366,864
3.66%, 09/08/24	11,497	11,385,312
4.13%, 08/04/25[a]	21,993	22,262,185
4.25%, 09/20/22	15,295	16,032,473
4.38%, 08/06/23[a]	13,451	14,109,202
4.39%, 01/08/26[a]	16,845	17,319,791
5.75%, 02/01/21[a]	14,210	15,707,012
5.88%, 08/02/21	19,804	22,139,103
General Motors Co.
4.88%, 10/02/23[a]	15,685	16,828,024
5.00%, 04/01/35[a]	12,182	12,324,923
5.20%, 04/01/45[a]	19,884	20,025,139
6.25%, 10/02/43[a]	24,020	27,349,652

Security	Principal (000s)	Value
6.60%, 04/01/36 (Call 10/01/35)	$10,715	$12,556,814
6.75%, 04/01/46 (Call 10/01/45)[a]	10,795	13,069,109
General Motors Financial Co. Inc.
3.20%, 07/13/20 (Call 06/13/20)	19,843	20,235,387
3.20%, 07/06/21 (Call 06/06/21)[a]	21,990	22,247,892
3.45%, 01/14/22 (Call 12/14/21)[a]	7,300	7,406,201
3.45%, 04/10/22 (Call 02/10/22)[a]	16,866	17,105,765
3.70%, 11/24/20 (Call 10/24/20)	13,885	14,364,600
3.70%, 05/09/23 (Call 03/09/23)[a]	16,145	16,306,825
4.00%, 01/15/25 (Call 10/15/24)[a]	7,094	7,139,419
4.00%, 10/06/26 (Call 07/06/26)[a]	11,190	11,130,483
4.20%, 03/01/21 (Call 02/01/21)	26,730	28,031,751
4.30%, 07/13/25 (Call 04/13/25)[a]	9,395	9,581,260
4.35%, 01/17/27[a]	8,515	8,685,976
4.38%, 09/25/21[a]	15,850	16,737,657
5.25%, 03/01/26 (Call 12/01/25)[a]	15,055	16,291,660
Toyota Motor Credit Corp.
1.90%, 04/08/21[a]	12,751	12,545,075
2.15%, 03/12/20[a]	14,946	15,001,218
2.60%, 01/11/22[a]	11,000	11,051,163
3.20%, 01/11/27[a]	10,650	10,711,669
3.30%, 01/12/22[a]	17,840	18,483,205
3.40%, 09/15/21[a]	16,132	16,788,379
Series B
4.50%, 06/17/20[a]	6,064	6,521,652

		728,248,687
BANKS — 26.49%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	13,835	13,686,021
2.55%, 11/23/21[a]	19,847	19,765,687

126	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.70%, 11/16/20	$12,090	$12,202,221
3.70%, 11/16/25[a]	6,060	6,311,520
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20[a]	11,210	11,330,578
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	1,050	1,041,443
2.50%, 10/21/22 (Call 10/21/21)	20,840	20,264,095
2.63%, 10/19/20	28,120	28,295,100
2.63%, 04/19/21[a]	21,675	21,682,699
3.25%, 10/21/27 (Call 10/21/26)	38,815	37,161,842
3.30%, 01/11/23	54,436	54,824,080
3.50%, 04/19/26[a]	30,995	30,757,637
3.88%, 08/01/25[a]	44,259	45,291,111
4.00%, 04/01/24	31,494	32,732,306
4.00%, 01/22/25	31,065	31,281,265
4.10%, 07/24/23	28,216	29,571,923
4.13%, 01/22/24	27,833	29,148,382
4.18%, 11/25/27 (Call 11/25/26)[a]	19,185	19,302,786
4.20%, 08/26/24	43,715	45,095,393
4.25%, 10/22/26[a]	21,288	21,654,801
4.45%, 03/03/26	29,305	30,317,435
4.88%, 04/01/44[a]	18,312	19,883,378
5.00%, 05/13/21[a]	21,410	23,298,234
5.00%, 01/21/44	24,475	27,030,361
5.63%, 07/01/20	33,300	36,710,336
5.70%, 01/24/22[a]	21,793	24,503,143
5.88%, 01/05/21	19,470	21,775,172
5.88%, 02/07/42[a]	21,230	26,127,578
6.11%, 01/29/37	27,129	32,074,606
7.75%, 05/14/38	23,722	33,166,558
Series L
2.25%, 04/21/20[a]	22,855	22,854,522
3.95%, 04/21/25	31,574	31,654,119
Bank of America N.A.
6.00%, 10/15/36	14,495	17,981,846
Bank of Montreal
1.90%, 08/27/21	22,273	21,703,225
2.55%, 11/06/22 (Call 10/06/22)[a]	15,884	15,788,259

Security	Principal (000s)	Value
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	$2,801	$2,757,150
2.20%, 08/16/23 (Call 06/16/23)	18,630	17,881,113
2.45%, 11/27/20 (Call 10/27/20)	12,995	13,066,376
2.45%, 08/17/26 (Call 05/17/26)[a]	13,175	12,381,262
2.50%, 04/15/21 (Call 03/15/21)[a]	10,645	10,669,328
2.60%, 08/17/20 (Call 07/17/20)	15,866	16,077,733
2.60%, 02/07/22 (Call 01/07/22)	8,450	8,437,066
2.80%, 05/04/26 (Call 02/04/26)[a]	11,455	11,111,116
3.00%, 02/24/25 (Call 01/24/25)	7,350	7,288,042
3.55%, 09/23/21 (Call 08/23/21)	18,942	19,773,444
3.65%, 02/04/24 (Call 01/05/24)[a]	8,511	8,866,941
VRN, (3 mo. LIBOR US + 1.069%)
3.44%, 02/07/28 (Call 02/07/27)	5,000	5,055,700
Series G
2.15%, 02/24/20 (Call 01/24/20)	9,891	9,938,959
Bank of Nova Scotia (The)
2.35%, 10/21/20[a]	5,920	5,923,805
2.45%, 03/22/21	20,900	20,886,894
2.80%, 07/21/21[a]	16,586	16,820,700
4.38%, 01/13/21[a]	4,604	4,929,456
4.50%, 12/16/25[a]	8,765	9,127,719
Barclays Bank PLC
5.14%, 10/14/20	10,404	11,095,092
Barclays PLC
2.88%, 06/08/20[a]	10,670	10,703,265
3.20%, 08/10/21[a]	9,690	9,747,845
3.25%, 01/12/21	22,740	22,958,575
3.65%, 03/16/25	38,415	37,611,078

SCHEDULES OF INVESTMENTS	127

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.68%, 01/10/23 (Call 01/10/22)	$24,385	$24,622,303
4.34%, 01/10/28 (Call 01/10/27)	24,570	24,833,874
4.38%, 09/11/24[a]	15,645	15,707,622
4.38%, 01/12/26	35,616	36,353,191
4.95%, 01/10/47	19,000	19,395,609
5.20%, 05/12/26[a]	15,500	16,084,624
5.25%, 08/17/45	18,534	19,821,255
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)[a]	11,720	11,537,381
2.45%, 01/15/20 (Call 12/15/19)	2,600	2,624,026
2.63%, 06/29/20 (Call 05/29/20)	11,646	11,791,860
BNP Paribas SA
2.38%, 05/21/20[a]	17,465	17,413,768
4.25%, 10/15/24	11,555	11,624,853
5.00%, 01/15/21[a]	35,118	37,986,663
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	12,498	12,565,925
BPCE SA
2.25%, 01/27/20[a]	7,430	7,380,357
2.65%, 02/03/21[a]	8,680	8,645,861
2.75%, 12/02/21[a]	5,350	5,322,344
4.00%, 04/15/24	22,675	23,626,296
Branch Banking & Trust Co.
2.63%, 01/15/22 (Call 12/15/21)	10,500	10,531,443
3.63%, 09/16/25 (Call 08/16/25)	13,270	13,624,888
3.80%, 10/30/26 (Call 09/30/26)	10,800	11,224,064
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)[a]	15,510	15,207,777
3.50%, 06/15/23[a]	18,686	19,029,809
3.75%, 04/24/24 (Call 03/24/24)	10,175	10,444,883
3.75%, 07/28/26 (Call 06/28/26)[a]	14,550	14,209,011

Security	Principal (000s)	Value
4.20%, 10/29/25 (Call 09/29/25)	$19,787	$20,141,138
4.75%, 07/15/21	23,514	25,484,123
Capital One N.A./Mclean VA
2.25%, 09/13/21 (Call 08/13/21)	10,780	10,572,724
2.95%, 07/23/21 (Call 06/23/21)[a]	14,345	14,525,525
Citigroup Inc.
2.35%, 08/02/21[a]	18,832	18,580,919
2.40%, 02/18/20[a]	10,662	10,690,445
2.65%, 10/26/20[a]	31,925	32,094,991
2.70%, 03/30/21	43,580	43,680,234
2.90%, 12/08/21 (Call 11/08/21)	7,800	7,821,774
3.20%, 10/21/26 (Call 07/21/26)	20,765	19,971,156
3.30%, 04/27/25	19,359	19,052,473
3.40%, 05/01/26[a]	25,433	24,840,037
3.50%, 05/15/23[a]	17,784	17,856,034
3.70%, 01/12/26	26,290	26,359,011
3.75%, 06/16/24	676	692,730
3.88%, 10/25/23	13,584	14,050,869
3.88%, 03/26/25[a]	11,399	11,338,384
4.00%, 08/05/24[a]	7,888	8,036,194
4.05%, 07/30/22	13,271	13,844,950
4.13%, 07/25/28[a]	27,945	27,739,565
4.30%, 11/20/26	13,383	13,615,463
4.40%, 06/10/25	29,819	30,577,625
4.45%, 09/29/27	55,019	56,312,365
4.50%, 01/14/22	28,789	30,794,997
4.60%, 03/09/26	18,875	19,576,839
4.65%, 07/30/45	12,494	13,178,866
4.75%, 05/18/46	19,500	19,560,120
5.30%, 05/06/44	14,435	15,757,289
5.38%, 08/09/20[a]	12,410	13,581,921
5.50%, 09/13/25	16,968	18,688,823
5.88%, 01/30/42	12,630	15,374,047
6.63%, 06/15/32	10,595	13,019,387
6.68%, 09/13/43[a]	12,363	15,857,318
8.13%, 07/15/39	23,183	34,697,375
VRN, (3 mo. LIBOR US + 1.563%)
3.89%, 01/10/28 (Call 01/10/27)	4,320	4,363,718

128	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	$10,640	$10,605,180
Citizens Financial Group Inc.
4.30%, 12/03/25 (Call 11/03/25)[a]	8,183	8,420,168
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20[a]	7,164	7,169,708
2.40%, 11/02/20[a]	9,490	9,471,231
2.55%, 03/15/21	14,635	14,649,139
Cooperatieve Rabobank UA
3.75%, 07/21/26[a]	10,280	10,002,639
3.88%, 02/08/22[a]	37,320	39,339,023
3.95%, 11/09/22	19,270	19,756,371
4.38%, 08/04/25	24,414	24,928,347
4.50%, 01/11/21[a]	16,935	18,166,732
4.63%, 12/01/23	26,144	27,521,561
5.25%, 05/24/41[a]	18,913	22,158,607
5.25%, 08/04/45[a]	14,740	15,959,309
5.75%, 12/01/43	17,598	20,388,950
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	24,690	24,692,454
2.75%, 01/10/22	4,100	4,110,745
3.38%, 05/21/25[a]	9,112	9,211,519
Credit Suisse AG/New York NY
3.00%, 10/29/21[a]	23,275	23,519,257
3.63%, 09/09/24[a]	34,025	34,491,588
4.38%, 08/05/20	11,675	12,375,527
5.40%, 01/14/20[a]	8,711	9,369,515
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20[a]	19,485	19,435,758
3.13%, 12/10/20[b]	1,000	1,004,681
3.13%, 12/10/20[a]	35,560	35,755,854
3.45%, 04/16/21[a]	14,965	15,182,744
3.75%, 03/26/25[a]	31,310	30,723,216
3.80%, 09/15/22	31,678	32,110,601
3.80%, 06/09/23[a]	9,250	9,284,499
4.55%, 04/17/26[a]	34,910	36,068,764
4.88%, 05/15/45[a]	18,500	18,962,385
Deutsche Bank AG
2.95%, 08/20/20	6,560	6,557,526

Security	Principal (000s)	Value
3.13%, 01/13/21	$5,990	$5,989,144
3.38%, 05/12/21[a]	21,150	21,241,417
4.10%, 01/13/26	810	807,031
4.50%, 04/01/25[a]	13,880	13,257,508
Deutsche Bank AG/London
3.70%, 05/30/24[a]	18,913	18,430,011
Discover Bank/Greenwood DE
3.10%, 06/04/20 (Call 05/04/20)	12,175	12,439,467
3.20%, 08/09/21 (Call 07/09/21)	8,944	9,058,062
3.45%, 07/27/26 (Call 04/27/26)	9,990	9,767,138
4.20%, 08/08/23	20,040	21,007,345
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)	12,073	12,269,580
4.30%, 01/16/24 (Call 12/16/23)	9,145	9,514,238
8.25%, 03/01/38	9,095	12,942,685
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/21 (Call 05/14/21)	3,300	3,267,093
2.88%, 10/01/21 (Call 09/01/21)[a]	15,735	15,943,077
3.85%, 03/15/26 (Call 02/15/26)	23,870	24,173,168
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	29,520	28,903,699
2.60%, 04/23/20 (Call 03/23/20)[a]	17,962	18,081,174
2.63%, 04/25/21 (Call 03/25/21)	32,270	32,291,805
2.75%, 09/15/20 (Call 08/15/20)[a]	30,339	30,613,001
2.88%, 02/25/21 (Call 01/25/21)[a]	17,920	18,084,715
3.00%, 04/26/22 (Call 04/26/21)	26,170	26,187,869
3.50%, 01/23/25 (Call 10/23/24)	27,936	27,907,771
3.50%, 11/16/26 (Call 11/16/25)	29,995	29,492,413

SCHEDULES OF INVESTMENTS	129

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.63%, 01/22/23	$29,617	$30,348,641
3.75%, 05/22/25 (Call 02/22/25)	23,433	23,733,688
3.75%, 02/25/26 (Call 11/25/25)[a]	19,235	19,432,211
3.85%, 07/08/24 (Call 04/08/24)[a]	22,848	23,504,229
3.85%, 01/26/27 (Call 01/26/26)[a]	24,674	24,908,591
4.00%, 03/03/24	31,571	32,835,469
4.25%, 10/21/25[a]	29,905	30,661,091
4.75%, 10/21/45 (Call 04/21/45)	23,330	24,872,335
4.80%, 07/08/44 (Call 01/08/44)	30,146	32,342,136
5.15%, 05/22/45[a]	22,975	24,403,588
5.25%, 07/27/21[a]	43,555	47,894,437
5.38%, 03/15/20[a]	29,023	31,504,850
5.75%, 01/24/22[a]	57,917	65,226,797
5.95%, 01/15/27[a]	12,671	14,610,958
6.00%, 06/15/20	25,351	28,140,872
6.13%, 02/15/33[a]	24,691	30,093,307
6.25%, 02/01/41[a]	29,495	37,159,385
6.45%, 05/01/36[a]	23,221	28,135,520
6.75%, 10/01/37	67,230	83,911,135
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	13,580	14,488,381
5.63%, 08/15/35	9,053	10,482,872
5.88%, 11/01/34	8,190	9,692,682
HSBC Holdings PLC
2.65%, 01/05/22[a]	20,935	20,667,509
2.95%, 05/25/21[a]	26,915	27,081,421
3.40%, 03/08/21[a]	35,215	36,059,466
3.60%, 05/25/23[a]	25,015	25,451,304
3.90%, 05/25/26[a]	30,170	30,567,010
4.00%, 03/30/22[a]	31,225	32,624,467
4.25%, 03/14/24	17,694	17,991,896
4.25%, 08/18/25[a]	24,370	24,723,643
4.30%, 03/08/26[a]	32,095	33,505,623
4.38%, 11/23/26[a]	21,170	21,423,877
4.88%, 01/14/22[a]	6,662	7,220,364
5.10%, 04/05/21	29,044	31,583,799
5.25%, 03/14/44[a]	19,549	21,275,069

Security	Principal (000s)	Value
6.10%, 01/14/42	$8,858	$11,094,122
6.50%, 05/02/36	24,013	29,582,436
6.50%, 09/15/37	33,009	40,947,318
6.80%, 06/01/38	12,210	15,690,051
HSBC USA Inc.
2.35%, 03/05/20	19,741	19,731,297
2.75%, 08/07/20	18,060	18,223,557
3.50%, 06/23/24[a]	8,450	8,569,317
5.00%, 09/27/20[a]	11,600	12,427,831
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)[a]	18,600	18,129,494
3.15%, 03/14/21 (Call 02/14/21)[a]	10,845	11,031,859
Intesa Sanpaolo SpA
5.25%, 01/12/24	12,117	12,772,553
JPMorgan Chase & Co.
2.25%, 01/23/20 (Call 12/23/19)[a]	10,263	10,311,620
2.30%, 08/15/21 (Call 08/15/20)[a]	17,680	17,530,302
2.40%, 06/07/21 (Call 05/07/21)[a]	9,940	9,890,262
2.55%, 10/29/20 (Call 09/29/20)	22,460	22,601,633
2.55%, 03/01/21 (Call 02/01/21)[a]	31,183	31,284,566
2.70%, 05/18/23 (Call 03/18/23)	39,786	39,027,265
2.75%, 06/23/20 (Call 05/23/20)	23,194	23,536,510
2.95%, 10/01/26 (Call 07/01/26)	30,455	29,094,709
2.97%, 01/15/23 (Call 01/15/22)[a]	31,350	31,366,509
3.13%, 01/23/25 (Call 10/23/24)[a]	30,632	30,303,438
3.20%, 01/25/23[a]	24,228	24,559,504
3.20%, 06/15/26 (Call 03/15/26)[a]	15,270	14,913,423
3.25%, 09/23/22[a]	40,679	41,534,280
3.30%, 04/01/26 (Call 01/01/26)	39,960	39,357,080
3.38%, 05/01/23[a]	26,538	26,626,557

130	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.63%, 05/13/24[a]	$20,999	$21,527,799
3.63%, 12/01/27 (Call 12/01/26)	15,730	15,309,893
3.88%, 02/01/24[a]	29,959	31,314,300
3.88%, 09/10/24	39,290	39,998,497
3.90%, 07/15/25 (Call 04/15/25)[a]	35,409	36,726,300
4.13%, 12/15/26[a]	22,131	22,670,706
4.25%, 10/15/20	34,470	36,791,034
4.25%, 10/01/27[a]	22,590	23,293,459
4.35%, 08/15/21[a]	32,660	35,029,656
4.40%, 07/22/20[a]	27,928	29,857,719
4.50%, 01/24/22	39,119	42,270,540
4.63%, 05/10/21[a]	25,237	27,239,879
4.85%, 02/01/44[a]	9,569	10,652,427
4.95%, 03/25/20	16,503	17,866,541
4.95%, 06/01/45	19,228	20,694,345
5.40%, 01/06/42	15,711	18,565,989
5.50%, 10/15/40	16,991	20,208,754
5.60%, 07/15/41	20,446	24,639,818
5.63%, 08/16/43	14,512	16,970,791
6.40%, 05/15/38	21,998	28,583,053
VRN, (3 mo. LIBOR US + 1.337%)
3.78%, 02/01/28 (Call 02/01/27)	5,500	5,584,920
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	13,850	13,893,417
3.30%, 06/01/25[a]	3,030	3,041,795
KeyCorp
2.90%, 09/15/20	17,240	17,541,648
5.10%, 03/24/21[a]	11,710	12,816,268
Lloyds Bank PLC
2.70%, 08/17/20[a]	10,290	10,394,490
6.38%, 01/21/21[a]	8,426	9,582,833
Lloyds Banking Group PLC
3.00%, 01/11/22	16,900	16,869,043
3.10%, 07/06/21	8,640	8,741,513
3.75%, 01/11/27	12,250	12,142,614
4.50%, 11/04/24	15,240	15,627,384
4.58%, 12/10/25[a]	16,326	16,672,928
4.65%, 03/24/26[a]	26,558	27,187,170
5.30%, 12/01/45[a]	10,820	11,516,056

Security	Principal (000s)	Value
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	$8,590	$8,588,856
2.90%, 02/06/25 (Call 01/06/25)	12,815	12,630,461
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21[a]	23,300	22,724,828
2.76%, 09/13/26[a]	12,370	11,616,455
2.95%, 03/01/21[a]	38,920	39,270,517
3.00%, 02/22/22	2,715	2,739,531
3.68%, 02/22/27	7,000	7,077,984
3.85%, 03/01/26[a]	33,080	34,008,860
Mizuho Financial Group Inc.
2.27%, 09/13/21[a]	14,250	13,903,464
2.84%, 09/13/26[a]	7,880	7,455,400
Morgan Stanley
2.50%, 04/21/21[a]	29,505	29,336,671
2.63%, 11/17/21[a]	32,040	31,825,040
2.80%, 06/16/20	31,455	31,859,980
3.13%, 07/27/26[a]	44,210	42,459,779
3.63%, 01/20/27	33,700	33,556,896
3.70%, 10/23/24	36,540	37,252,106
3.75%, 02/25/23[a]	27,188	28,097,493
3.88%, 01/27/26[a]	32,236	32,842,391
3.95%, 04/23/27	22,255	22,142,116
4.00%, 07/23/25	36,164	37,388,401
4.10%, 05/22/23	19,979	20,698,248
4.30%, 01/27/45	29,097	29,336,204
4.35%, 09/08/26	37,540	38,612,919
4.38%, 01/22/47	34,653	35,121,134
4.88%, 11/01/22[a]	26,002	28,054,892
5.00%, 11/24/25	21,169	22,826,192
5.50%, 07/24/20	10,531	11,542,073
5.50%, 07/28/21	29,665	32,990,094
5.75%, 01/25/21	31,156	34,844,453
6.38%, 07/24/42	21,314	27,540,269
7.25%, 04/01/32	10,848	14,812,216
Series F
3.88%, 04/29/24[a]	34,344	35,487,617
National Australia Bank Ltd./New York
1.88%, 07/12/21[a]	16,260	15,789,190

SCHEDULES OF INVESTMENTS	131

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.50%, 07/12/26	$4,680	$4,369,900
2.63%, 07/23/20[a]	20,640	20,813,494
2.63%, 01/14/21	14,925	14,986,387
2.80%, 01/10/22[a]	5,750	5,792,506
3.00%, 01/20/23[a]	11,929	12,016,459
3.38%, 01/14/26	7,735	7,778,396
Northern Trust Corp.
3.95%, 10/30/25	7,360	7,794,593
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[a,c]	16,670	16,505,304
2.30%, 06/01/20 (Call 05/02/20)[c]	9,030	9,070,802
2.40%, 10/18/19 (Call 09/18/19)[c]	3,720	3,766,187
2.45%, 11/05/20 (Call 10/06/20)[c]	6,910	6,950,637
2.55%, 12/09/21 (Call 11/09/21)[a,c]	8,460	8,457,408
2.60%, 07/21/20 (Call 06/21/20)[c]	7,440	7,529,061
2.70%, 11/01/22 (Call 10/01/22)[c]	6,492	6,455,534
2.95%, 01/30/23 (Call 12/30/22)[c]	12,353	12,353,414
2.95%, 02/23/25 (Call 01/24/25)[c]	12,330	12,213,507
3.25%, 06/01/25 (Call 05/02/25)[a,c]	13,240	13,379,932
3.80%, 07/25/23 (Call 06/25/23)[c]	10,023	10,488,263
PNC Financial Services Group Inc. (The)
3.30%, 03/08/22 (Call 02/06/22)[c]	10,229	10,566,238
3.90%, 04/29/24 (Call 03/29/24)[a,c]	10,260	10,627,282
4.38%, 08/11/20[c]	8,704	9,284,792
5.13%, 02/08/20[c]	5,025	5,442,429
Royal Bank of Canada
2.15%, 03/06/20[a]	10,910	10,918,892
2.35%, 10/30/20[a]	18,860	18,901,924
2.50%, 01/19/21	15,760	15,863,264
4.65%, 01/27/26[a]	15,681	16,722,901

Security	Principal (000s)	Value
Royal Bank of Scotland Group PLC
3.88%, 09/12/23[a]	$36,330	$35,872,416
4.80%, 04/05/26[a]	14,440	14,797,303
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)[a]	11,680	11,635,207
4.50%, 07/17/25 (Call 04/17/25)	10,655	10,879,667
Santander UK Group Holdings PLC
2.88%, 10/16/20	12,002	12,053,115
2.88%, 08/05/21	15,230	15,064,809
3.13%, 01/08/21	13,135	13,226,794
3.57%, 01/10/23 (Call 01/10/22)	9,495	9,539,535
Santander UK PLC
2.38%, 03/16/20	6,377	6,374,899
4.00%, 03/13/24[a]	13,163	13,711,022
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21[a]	14,050	13,604,119
2.63%, 03/15/21	30,335	30,439,771
State Street Corp.
1.95%, 05/19/21	10,430	10,247,794
2.55%, 08/18/20[a]	11,094	11,248,589
2.65%, 05/19/26[a]	6,020	5,771,944
3.10%, 05/15/23	10,773	10,880,289
3.30%, 12/16/24	10,577	10,770,923
3.55%, 08/18/25	13,921	14,372,620
3.70%, 11/20/23	15,480	16,215,325
4.38%, 03/07/21[a]	9,480	10,191,288
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20[a]	4,620	4,633,174
2.65%, 07/23/20[a]	11,720	11,748,318
3.20%, 07/18/22	8,404	8,512,669
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21[a]	17,070	16,638,624
2.44%, 10/19/21	14,630	14,423,755
2.63%, 07/14/26[a]	23,730	22,088,840
2.85%, 01/11/22[a]	6,750	6,754,729
2.93%, 03/09/21	21,990	22,173,317
3.01%, 10/19/26[a]	18,070	17,340,142

132	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.45%, 01/11/27[a]	$14,700	$14,614,961
3.78%, 03/09/26[a]	16,205	16,557,673
SunTrust Bank/Atlanta GA
3.30%, 05/15/26 (Call 04/15/26)[a]	4,180	4,066,434
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)[a]	14,900	14,890,920
2.90%, 03/03/21 (Call 02/03/21)[a]	18,879	19,124,699
Svenska Handelsbanken AB
1.88%, 09/07/21[a]	4,750	4,611,882
2.40%, 10/01/20[a]	16,100	16,075,002
2.45%, 03/30/21[a]	19,230	19,194,642
Toronto-Dominion Bank (The)
1.80%, 07/13/21[a]	16,180	15,714,026
2.13%, 04/07/21[a]	20,525	20,300,672
2.50%, 12/14/20[a]	20,960	21,091,293
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	6,805	6,818,366
2.63%, 01/24/22 (Call 12/23/21)	19,950	20,052,040
2.95%, 07/15/22 (Call 06/15/22)	12,512	12,646,484
3.00%, 03/15/22 (Call 02/15/22)	11,587	11,816,653
3.10%, 04/27/26 (Call 03/27/26)[a]	7,232	7,120,655
3.70%, 01/30/24 (Call 12/29/23)	14,740	15,465,743
4.13%, 05/24/21 (Call 04/23/21)	10,264	10,979,121
Series F
3.60%, 09/11/24 (Call 08/11/24)	18,236	18,783,645
Series V
2.38%, 07/22/26 (Call 06/22/26)	14,145	13,243,846
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	21,242	20,942,955
UBS AG/Stamford CT
2.35%, 03/26/20[a]	19,860	19,860,060
4.88%, 08/04/20[a]	9,405	10,140,331

Security	Principal (000s)	Value
Wachovia Corp.
5.50%, 08/01/35	$8,957	$10,104,179
Wells Fargo & Co.
2.10%, 07/26/21[a]	42,410	41,568,191
2.50%, 03/04/21[a]	29,845	29,870,697
2.55%, 12/07/20	26,290	26,441,270
2.60%, 07/22/20[a]	37,655	38,064,528
3.00%, 01/22/21[a]	18,189	18,541,605
3.00%, 02/19/25[a]	34,070	33,241,016
3.00%, 04/22/26[a]	52,430	50,639,180
3.00%, 10/23/26[a]	39,405	37,805,397
3.07%, 01/24/23 (Call 01/24/22)	38,500	38,724,763
3.30%, 09/09/24[a]	29,204	29,303,390
3.50%, 03/08/22	23,001	23,855,501
3.55%, 09/29/25	37,018	37,300,118
3.90%, 05/01/45[a]	23,870	23,070,546
4.10%, 06/03/26[a]	33,320	34,019,450
4.13%, 08/15/23[a]	18,854	19,678,772
4.30%, 07/22/27[a]	24,830	25,842,133
4.40%, 06/14/46	29,245	28,801,166
4.60%, 04/01/21[a]	29,730	32,070,360
4.65%, 11/04/44[a]	23,460	23,941,915
4.75%, 12/07/46	16,270	16,919,124
4.90%, 11/17/45	28,995	30,638,413
5.38%, 02/07/35	8,906	10,275,977
5.38%, 11/02/43	24,675	27,817,137
5.61%, 01/15/44	24,645	28,721,951
Series M
3.45%, 02/13/23[a]	25,722	26,074,718
Series N
2.15%, 01/30/20[a]	10,479	10,491,653
Wells Fargo Bank N.A.
5.85%, 02/01/37	11,270	13,492,497
6.60%, 01/15/38	15,089	19,797,746
Westpac Banking Corp.
2.00%, 08/19/21[a]	23,345	22,817,770
2.10%, 05/13/21[a]	13,445	13,220,752
2.30%, 05/26/20[a]	10,375	10,373,938
2.60%, 11/23/20[a]	15,990	16,088,695
2.70%, 08/19/26[a]	14,342	13,635,678
2.80%, 01/11/22	12,550	12,645,701
2.85%, 05/13/26	14,820	14,311,975

		8,275,913,379

SCHEDULES OF INVESTMENTS	133

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
BEVERAGES — 3.72%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	$15,040	$14,846,285
2.65%, 02/01/21 (Call 01/01/21)[a]	86,610	87,482,864
3.30%, 02/01/23 (Call 12/01/22)[a]	87,760	89,473,918
3.65%, 02/01/26 (Call 11/01/25)[a]	140,260	142,395,178
3.70%, 02/01/24[a]	16,776	17,413,345
4.00%, 01/17/43	6,388	6,145,268
4.63%, 02/01/44[a]	9,875	10,435,481
4.70%, 02/01/36 (Call 08/01/35)	66,943	71,869,891
4.90%, 02/01/46 (Call 08/01/45)[a]	130,187	142,855,106
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22[a]	40,223	39,888,429
3.75%, 01/15/22	1,500	1,580,657
3.75%, 07/15/42	13,806	12,790,215
4.95%, 01/15/42	850	936,666
5.00%, 04/15/20	7,127	7,717,711
5.38%, 01/15/20[a]	17,267	18,842,562
8.20%, 01/15/39	16,332	24,860,833
Coca-Cola Co. (The)
1.55%, 09/01/21[a]	12,645	12,368,434
1.88%, 10/27/20[a]	17,955	17,967,708
2.25%, 09/01/26[a]	12,555	11,785,003
2.45%, 11/01/20[a]	17,914	18,240,359
2.50%, 04/01/23[a]	8,914	8,837,809
2.88%, 10/27/25	19,505	19,409,529
3.15%, 11/15/20	12,202	12,721,561
3.20%, 11/01/23[a]	18,157	18,806,612
3.30%, 09/01/21[a]	13,343	13,981,350
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)[a]	15,336	15,238,497
Diageo Investment Corp.
2.88%, 05/11/22[a]	10,214	10,433,295
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	16,920	16,553,288

Security	Principal (000s)	Value
3.00%, 07/15/26 (Call 04/15/26)[a]	$28,960	$27,628,283
4.20%, 07/15/46 (Call 01/15/46)[a]	24,028	22,806,895
5.00%, 05/01/42[a]	12,480	13,284,441
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	10,140	13,834,208
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)[a]	6,295	6,130,534
1.85%, 04/30/20 (Call 03/30/20)	10,745	10,724,979
2.15%, 10/14/20 (Call 09/14/20)	12,860	12,936,823
2.38%, 10/06/26 (Call 07/06/26)[a]	9,190	8,715,449
2.75%, 03/05/22[a]	15,221	15,424,995
2.75%, 03/01/23[a]	17,243	17,312,631
2.75%, 04/30/25 (Call 01/30/25)[a]	12,515	12,338,105
2.85%, 02/24/26 (Call 11/24/25)[a]	11,926	11,789,188
3.00%, 08/25/21[a]	15,076	15,525,539
3.10%, 07/17/22 (Call 05/17/22)	10,215	10,502,926
3.13%, 11/01/20	12,884	13,383,938
3.45%, 10/06/46 (Call 04/06/46)	23,785	21,750,529
3.60%, 03/01/24 (Call 12/01/23)	14,745	15,574,719
4.00%, 03/05/42	6,199	6,247,259
4.45%, 04/14/46 (Call 10/14/45)	15,815	17,136,059
4.88%, 11/01/40[a]	8,516	9,679,563
5.50%, 01/15/40[a]	11,684	14,273,516

		1,162,878,433
BIOTECHNOLOGY — 2.60%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)[a]	11,590	11,249,842
2.13%, 05/01/20 (Call 04/01/20)	8,848	8,845,866

134	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.25%, 08/19/23 (Call 06/19/23)[a]	$7,360	$7,012,283
2.60%, 08/19/26 (Call 05/19/26)[a]	20,430	18,974,669
3.13%, 05/01/25 (Call 02/01/25)	13,390	13,164,638
3.45%, 10/01/20[a]	10,485	10,939,703
3.63%, 05/15/22 (Call 02/15/22)	8,837	9,155,924
3.63%, 05/22/24 (Call 02/22/24)	15,435	15,897,877
3.88%, 11/15/21 (Call 08/15/21)[a]	17,883	18,884,244
4.10%, 06/15/21 (Call 03/15/21)[a]	7,211	7,628,460
4.40%, 05/01/45 (Call 11/01/44)	42,034	41,299,389
4.56%, 06/15/48 (Call 12/15/47)	19,187	19,144,917
4.66%, 06/15/51 (Call 12/15/50)	40,853	41,083,762
5.15%, 11/15/41 (Call 05/15/41)	4,280	4,658,408
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	15,105	15,269,889
4.00%, 06/23/25 (Call 03/23/25)[a]	24,420	24,913,462
5.25%, 06/23/45 (Call 12/23/44)[a]	13,534	14,743,191
Biogen Inc.
2.90%, 09/15/20[a]	24,320	24,777,235
3.63%, 09/15/22	13,265	13,698,166
4.05%, 09/15/25 (Call 06/15/25)	25,500	26,385,561
5.20%, 09/15/45 (Call 03/15/45)	23,250	25,279,588
Celgene Corp.
2.88%, 08/15/20[a]	13,908	14,116,299
3.25%, 08/15/22	12,191	12,354,936
3.55%, 08/15/22	14,352	14,768,085
3.63%, 05/15/24 (Call 02/15/24)	12,811	12,981,750
3.88%, 08/15/25 (Call 05/15/25)	33,375	34,112,334

Security	Principal (000s)	Value
4.63%, 05/15/44 (Call 11/15/43)[a]	$8,870	$8,829,905
5.00%, 08/15/45 (Call 02/15/45)	28,529	30,218,559
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)	20,730	20,073,317
2.55%, 09/01/20[a]	21,129	21,327,568
2.95%, 03/01/27 (Call 12/01/26)[a]	18,470	17,675,236
3.25%, 09/01/22 (Call 07/01/22)	15,800	16,168,069
3.50%, 02/01/25 (Call 11/01/24)	19,527	19,704,194
3.65%, 03/01/26 (Call 12/01/25)	37,972	38,501,307
3.70%, 04/01/24 (Call 01/01/24)	22,150	22,796,521
4.00%, 09/01/36 (Call 03/01/36)[a]	6,410	6,167,131
4.15%, 03/01/47 (Call 09/01/46)[a]	21,130	20,153,794
4.40%, 12/01/21 (Call 09/01/21)[a]	15,930	17,193,936
4.50%, 04/01/21 (Call 01/01/21)[a]	10,234	11,013,081
4.50%, 02/01/45 (Call 08/01/44)[a]	23,808	23,832,917
4.60%, 09/01/35 (Call 03/01/35)[a]	11,718	12,160,433
4.75%, 03/01/46 (Call 09/01/45)[a]	27,019	28,008,279
4.80%, 04/01/44 (Call 10/01/43)[a]	19,305	20,164,536
5.65%, 12/01/41 (Call 06/01/41)	14,485	16,797,491

		812,126,752
CHEMICALS — 1.02%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)[a]	11,782	11,950,705
3.50%, 10/01/24 (Call 07/01/24)	13,704	13,993,011

SCHEDULES OF INVESTMENTS	135

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.13%, 11/15/21 (Call 08/15/21)	$16,866	$17,931,732
4.25%, 11/15/20 (Call 08/15/20)[a]	15,509	16,519,411
4.38%, 11/15/42 (Call 05/15/42)[a]	11,320	11,531,623
5.25%, 11/15/41 (Call 05/15/41)	12,968	14,597,827
7.38%, 11/01/29[a]	6,802	9,196,942
9.40%, 05/15/39	9,996	16,051,874
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	2,968	3,007,849
3.60%, 08/15/22 (Call 05/15/22)	5,717	5,910,458
3.80%, 03/15/25 (Call 12/15/24)[a]	1,993	2,036,722
4.65%, 10/15/44 (Call 04/15/44)	13,180	13,530,094
EI du Pont de Nemours & Co.
2.80%, 02/15/23	18,234	18,102,730
3.63%, 01/15/21[a]	11,073	11,522,961
4.15%, 02/15/43[a]	7,714	7,671,732
LYB International Finance BV
4.00%, 07/15/23[a]	7,696	8,087,356
4.88%, 03/15/44 (Call 09/15/43)[a]	18,871	20,007,814
5.25%, 07/15/43[a]	8,293	9,198,761
LYB International Finance II BV
3.50%, 03/02/27 (Call 12/02/26)	3,985	3,978,026
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	17,149	16,427,334
5.75%, 04/15/24 (Call 01/15/24)[a]	9,640	11,066,334
6.00%, 11/15/21 (Call 08/17/21)[a]	5,363	6,087,683
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)[a]	9,189	9,254,498
4.40%, 07/15/44 (Call 01/15/44)	14,965	14,878,417
4.70%, 07/15/64 (Call 01/15/64)	7,135	6,837,184

Security	Principal (000s)	Value
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[a]	$8,400	$8,715,785
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)	8,147	8,162,469
Rohm & Haas Co.
7.85%, 07/15/29[a]	9,551	13,289,886
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)[a,b]	7,360	7,257,722

		316,804,940
COMMERCIAL SERVICES — 0.26%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	12,872	12,986,479
3.38%, 09/15/25 (Call 06/15/25)	11,027	11,408,469
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	10,040	9,650,780
4.35%, 12/08/21[a]	17,670	19,090,477
5.50%, 12/08/41	5,818	6,952,552
S&P Global Inc.
4.40%, 02/15/26 (Call 11/15/25)	9,885	10,515,908
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)[a]	6,610	6,842,324
4.80%, 04/01/26 (Call 01/01/26)	3,701	3,983,599

		81,430,588
COMPUTERS — 3.74%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	19,310	18,711,241
2.00%, 05/06/20[a]	16,049	16,092,660
2.15%, 02/09/22[a]	15,215	15,046,798
2.25%, 02/23/21 (Call 01/23/21)	38,110	38,185,035
2.40%, 05/03/23[a]	67,620	66,550,306
2.45%, 08/04/26 (Call 05/04/26)[a]	27,078	25,667,231

136	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.50%, 02/09/22 (Call 01/09/22)	$3,000	$3,008,492
2.50%, 02/09/25[a]	15,813	15,298,464
2.70%, 05/13/22	19,959	20,151,508
2.85%, 05/06/21[a]	50,551	51,784,561
2.85%, 02/23/23 (Call 12/23/22)	22,017	22,217,289
3.00%, 02/09/24 (Call 12/09/23)	3,000	3,030,551
3.20%, 05/13/25[a]	24,577	24,926,731
3.25%, 02/23/26 (Call 11/23/25)[a]	39,615	40,090,166
3.35%, 02/09/27 (Call 11/09/26)	15,000	15,223,999
3.45%, 05/06/24	44,949	46,679,536
3.45%, 02/09/45	27,788	24,991,641
3.85%, 05/04/43	32,436	31,258,187
3.85%, 08/04/46 (Call 02/04/46)[a]	24,650	23,623,520
4.25%, 02/09/47 (Call 08/09/46)	10,000	10,251,079
4.38%, 05/13/45	26,740	27,777,087
4.45%, 05/06/44	24,412	25,634,160
4.50%, 02/23/36 (Call 08/23/35)[a]	8,168	8,868,479
4.65%, 02/23/46 (Call 08/23/45)	46,315	50,397,551
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.42%, 06/15/21 (Call 05/15/21)[b]	50,783	53,262,449
5.45%, 06/15/23 (Call 04/15/23)[b]	45,579	49,352,504
6.02%, 06/15/26 (Call 03/15/26)[b]	53,990	59,548,033
8.10%, 07/15/36 (Call 01/15/36)[a,b]	19,165	24,173,631
8.35%, 07/15/46 (Call 01/15/46)[b]	25,404	33,008,817
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	34,215	35,096,638
4.40%, 10/15/22 (Call 08/15/22)	17,640	18,546,638

Security	Principal (000s)	Value
4.90%, 10/15/25 (Call 07/15/25)[a]	$30,340	$31,581,677
6.20%, 10/15/35 (Call 04/15/35)	8,230	8,737,044
6.35%, 10/15/45 (Call 04/15/45)[a]	20,135	20,980,346
HP Inc.
4.30%, 06/01/21[a]	13,027	13,769,379
4.38%, 09/15/21[a]	11,200	11,881,583
4.65%, 12/09/21[a]	13,169	14,114,073
6.00%, 09/15/41[a]	16,082	16,528,295
International Business Machines Corp.
1.63%, 05/15/20[a]	9,217	9,157,847
1.88%, 08/01/22[a]	13,541	13,114,155
2.25%, 02/19/21[a]	9,400	9,433,604
2.50%, 01/27/22	5,250	5,294,608
2.88%, 11/09/22	7,800	7,897,018
3.30%, 01/27/27	8,000	8,070,400
3.38%, 08/01/23[a]	22,164	22,919,737
3.45%, 02/19/26[a]	14,272	14,606,162
3.63%, 02/12/24[a]	26,264	27,482,537
4.00%, 06/20/42[a]	10,284	10,311,193
4.70%, 02/19/46[a]	1,000	1,107,190
Seagate HDD Cayman
4.75%, 06/01/23[a]	11,670	11,670,000
4.75%, 01/01/25[a]	11,901	11,484,465

		1,168,596,295
COSMETICS & PERSONAL CARE — 0.19%
Procter & Gamble Co. (The)
1.70%, 11/03/21	5,385	5,294,353
2.30%, 02/06/22[a]	13,489	13,559,739
2.45%, 11/03/26[a]	6,260	5,998,288
3.10%, 08/15/23	14,469	14,921,695
5.55%, 03/05/37[a]	14,178	18,463,581

		58,237,656
DIVERSIFIED FINANCIAL SERVICES — 2.77%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)[a]	9,870	10,221,805
4.50%, 05/15/21[a]	23,830	25,249,555
4.63%, 10/30/20[a]	750	799,000
5.00%, 10/01/21[a]	19,030	20,596,845

SCHEDULES OF INVESTMENTS	137

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Air Lease Corp.
3.00%, 09/15/23 (Call 07/15/23)[a]	$13,320	$13,119,767
American Express Co.
2.65%, 12/02/22	14,733	14,632,045
4.05%, 12/03/42[a]	13,654	13,596,949
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)[a]	22,195	21,987,064
2.38%, 05/26/20 (Call 04/25/20)	24,765	24,898,986
Series F
2.60%, 09/14/20 (Call 08/14/20)[a]	19,729	19,940,369
Ameriprise Financial Inc.
4.00%, 10/15/23	15,053	15,966,142
5.30%, 03/15/20	3,500	3,808,817
Capital One Bank USA N.A.
3.38%, 02/15/23	16,920	17,018,561
CME Group Inc.
3.00%, 09/15/22	10,808	11,076,320
3.00%, 03/15/25 (Call 12/15/24)[a]	10,089	10,145,844
5.30%, 09/15/43 (Call 03/15/43)[a]	7,271	8,684,165
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	4,055	4,095,550
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20[b]	200	201,663
2.34%, 11/15/20[a]	67,704	68,251,427
3.37%, 11/15/25[a]	24,916	25,665,553
4.42%, 11/15/35[a]	132,109	141,481,037
HSBC Finance Corp.
6.68%, 01/15/21	38,426	43,501,564
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)[a]	15,140	15,398,122
3.75%, 12/01/25 (Call 09/01/25)[a]	18,489	19,257,231
4.00%, 10/15/23	5,035	5,358,207
International Lease Finance Corp.
5.88%, 08/15/22[a]	16,635	18,732,925
8.25%, 12/15/20	24,437	29,093,407

Security	Principal (000s)	Value
Jefferies Group LLC
6.88%, 04/15/21[a]	$6,472	$7,359,316
MasterCard Inc.
2.95%, 11/21/26 (Call 08/21/26)[a]	10,880	10,864,393
Nomura Holdings Inc.
6.70%, 03/04/20 [a]	14,123	15,731,634
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)[a]	880	862,506
3.75%, 08/15/21 (Call 06/15/21)	9,100	9,374,776
4.25%, 08/15/24 (Call 05/15/24)	16,180	16,744,140
4.50%, 07/23/25 (Call 04/24/25)	14,280	14,936,577
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	35,590	35,880,183
2.80%, 12/14/22 (Call 10/14/22)	26,250	26,588,657
3.15%, 12/14/25 (Call 09/14/25)[a]	49,480	50,130,232
4.15%, 12/14/35 (Call 06/14/35)[a]	25,724	27,286,023
4.30%, 12/14/45 (Call 06/14/45)[a]	43,552	46,695,731

		865,233,088
ELECTRIC — 1.67%
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)[a]	13,786	14,492,914
5.15%, 11/15/43 (Call 05/15/43)	9,844	11,242,314
6.13%, 04/01/36	19,150	24,109,429
6.50%, 09/15/37[a]	10,811	14,143,430
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	9,286	9,856,773
4.63%, 12/01/54 (Call 06/01/54)[a]	10,610	11,360,482
Duke Energy Carolinas LLC
3.88%, 03/15/46 (Call 09/15/45)	600	595,578
5.30%, 02/15/40[a]	8,967	10,825,636

138	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)[a]	$16,360	$15,840,897
2.65%, 09/01/26 (Call 06/01/26)[a]	22,145	20,816,526
3.75%, 04/15/24 (Call 01/15/24)	13,886	14,359,246
3.75%, 09/01/46 (Call 03/01/46)	21,205	19,537,645
Duke Energy Florida LLC
6.40%, 06/15/38[a]	11,356	15,100,359
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	11,610	11,537,291
3.55%, 06/15/26 (Call 03/15/26)[a]	13,178	12,995,377
4.75%, 06/15/46 (Call 12/15/45)[a]	11,510	11,858,282
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	9,146	9,278,415
3.40%, 04/15/26 (Call 01/15/26)[a]	9,760	9,640,079
3.95%, 06/15/25 (Call 03/15/25)[a]	8,735	8,999,155
4.45%, 04/15/46 (Call 10/15/45)[a]	9,480	9,503,756
5.10%, 06/15/45 (Call 12/15/44)[a]	1,799	1,968,736
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	10,073	9,505,135
6.25%, 10/01/39[a]	9,181	9,317,993
FirstEnergy Corp.
Series B
4.25%, 03/15/23 (Call 12/15/22)	1,100	1,148,750
Series C
7.38%, 11/15/31	1,111	1,463,984
Fortis Inc./Canada
3.06%, 10/04/26 (Call 07/04/26)[a,b]	18,490	17,415,824
Georgia Power Co.
4.30%, 03/15/42	7,342	7,506,150

Security	Principal (000s)	Value
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	$9,413	$11,464,975
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)[a]	11,232	11,678,245
5.40%, 01/15/40	12,281	14,589,474
5.80%, 03/01/37	11,406	14,111,886
6.05%, 03/01/34[a]	33,692	42,539,294
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	8,636	9,632,576
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)[a]	24,520	24,199,065
2.95%, 07/01/23 (Call 05/01/23)	10,565	10,400,434
3.25%, 07/01/26 (Call 04/01/26)[a]	36,870	35,953,065
4.40%, 07/01/46 (Call 01/01/46)	32,581	32,421,832
Virginia Electric & Power Co. Series A
3.15%, 01/15/26 (Call 10/15/25)	9,301	9,304,097

		520,715,099
ELECTRONICS — 0.31%
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)[a,b]	3,625	3,587,237
3.15%, 06/15/26 (Call 03/15/26)[a,b]	16,695	16,539,351
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)[a]	25,750	25,241,535
2.50%, 11/01/26 (Call 08/01/26)[a]	29,170	27,820,637
4.25%, 03/01/21	8,939	9,655,059
Koninklijke Philips NV
3.75%, 03/15/22	12,531	13,059,251

		95,903,070
ENGINEERING & CONSTRUCTION — 0.07%
ABB Finance USA Inc.
2.88%, 05/08/22[a]	15,210	15,375,921

SCHEDULES OF INVESTMENTS	139

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.38%, 05/08/42[a]	$4,347	$4,647,767

		20,023,688
ENVIRONMENTAL CONTROL — 0.09%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	9,310	9,696,798
5.00%, 03/01/20[a]	9,072	9,815,211
Waste Management Inc.
4.10%, 03/01/45 (Call 09/01/44)[a]	8,964	9,108,188

		28,620,197
FOOD — 1.27%
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	9,134	9,368,935
3.20%, 02/10/27 (Call 11/10/26)[a]	4,950	4,882,334
JM Smucker Co. (The)
3.50%, 10/15/21	1,025	1,065,452
3.50%, 03/15/25[a]	20,965	21,283,184
Kellogg Co.
3.25%, 04/01/26[a]	9,320	9,159,210
4.00%, 12/15/20[a]	7,817	8,244,402
Series B
7.45%, 04/01/31	1,196	1,562,324
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)[a]	16,340	16,512,929
3.00%, 06/01/26 (Call 03/01/26)	22,670	21,372,598
3.50%, 06/06/22[a]	24,376	24,908,165
3.50%, 07/15/22 (Call 05/15/22)[a]	12,335	12,606,803
3.95%, 07/15/25 (Call 04/15/25)	23,240	23,717,749
4.38%, 06/01/46 (Call 12/01/45)[a]	42,437	39,977,424
5.00%, 07/15/35 (Call 01/15/35)	12,846	13,515,083
5.00%, 06/04/42	20,710	21,188,917
5.20%, 07/15/45 (Call 01/15/45)	31,590	33,356,854
6.50%, 02/09/40	11,249	13,675,426
6.88%, 01/26/39	10,460	13,196,603

Security	Principal (000s)	Value
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)[a]	$13,750	$12,753,063
4.45%, 02/01/47 (Call 08/01/46)	8,250	8,181,826
6.15%, 01/15/20[a]	1,787	1,975,064
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)[a]	7,000	7,061,873
3.30%, 07/15/26 (Call 04/15/26)[a]	12,414	12,217,032
3.75%, 10/01/25 (Call 07/01/25)	8,348	8,513,659
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	11,270	11,515,026
4.50%, 06/15/22 (Call 03/15/22)	14,180	15,159,390
Unilever Capital Corp.
4.25%, 02/10/21[a]	13,868	14,917,005
5.90%, 11/15/32[a]	11,884	15,190,951

		397,079,281
FOREST PRODUCTS & PAPER — 0.20%
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	29,525	27,951,046
3.65%, 06/15/24 (Call 03/15/24)[a]	7,425	7,568,510
4.40%, 08/15/47 (Call 02/15/47)	15,165	14,698,570
4.80%, 06/15/44 (Call 12/15/43)	10,120	10,308,262
7.30%, 11/15/39	1,050	1,378,640

		61,905,028
GAS — 0.06%
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	7,481	8,017,040
Sempra Energy
6.00%, 10/15/39[a]	9,335	11,459,270

		19,476,310

140	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
HEALTH CARE – PRODUCTS — 2.06%
Abbott Laboratories
2.00%, 03/15/20[a]	$7,589	$7,513,042
2.55%, 03/15/22[a]	11,333	11,135,411
2.90%, 11/30/21 (Call 10/30/21)[a]	36,590	36,715,094
2.95%, 03/15/25 (Call 12/15/24)[a]	12,290	11,739,020
3.40%, 11/30/23 (Call 09/30/23)[a]	16,860	16,924,613
3.75%, 11/30/26 (Call 08/30/26)	37,770	37,801,372
4.75%, 11/30/36 (Call 05/30/36)	28,315	29,156,315
4.90%, 11/30/46 (Call 05/30/46)[a]	37,910	39,325,715
Becton Dickinson and Co.
3.13%, 11/08/21	13,645	13,952,389
3.73%, 12/15/24 (Call 09/15/24)	15,405	15,910,238
4.69%, 12/15/44 (Call 06/15/44)[a]	17,030	18,047,696
Boston Scientific Corp.
3.85%, 05/15/25[a]	9,780	9,947,327
Medtronic Inc.
2.50%, 03/15/20	24,428	24,794,635
3.15%, 03/15/22[a]	34,650	35,682,185
3.50%, 03/15/25	49,434	50,775,001
3.63%, 03/15/24 (Call 12/15/23)[a]	6,093	6,361,520
4.38%, 03/15/35[a]	30,824	32,775,329
4.45%, 03/15/20	6,853	7,333,926
4.63%, 03/15/45	51,433	55,719,997
St. Jude Medical LLC
3.25%, 04/15/23 (Call 01/15/23)	9,982	9,927,596
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	10,980	11,047,764
3.38%, 11/01/25 (Call 08/01/25)	7,323	7,370,903
3.50%, 03/15/26 (Call 12/15/25)[a]	9,625	9,756,451

Security	Principal (000s)	Value
4.63%, 03/15/46 (Call 09/15/45)	$13,160	$13,801,162
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	9,926	9,520,818
3.00%, 04/15/23 (Call 02/15/23)	11,610	11,501,077
3.15%, 01/15/23 (Call 10/15/22)	8,688	8,690,997
3.30%, 02/15/22[a]	9,442	9,633,795
3.60%, 08/15/21 (Call 05/15/21)	10,326	10,707,223
4.15%, 02/01/24 (Call 11/01/23)[a]	11,456	12,054,784
4.50%, 03/01/21[a]	11,806	12,603,846
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	13,770	13,863,142
3.15%, 04/01/22 (Call 02/01/22)	13,875	13,866,252
3.55%, 04/01/25 (Call 01/01/25)[a]	27,397	27,159,764

		643,116,399
HEALTH CARE – SERVICES — 1.70%
Aetna Inc.
2.40%, 06/15/21 (Call 03/16/17)	25,090	25,340,900
2.75%, 11/15/22 (Call 08/15/22)	9,077	9,067,116
2.80%, 06/15/23 (Call 04/15/23)	18,765	18,560,462
3.20%, 06/15/26 (Call 03/16/17)	35,605	35,961,050
3.50%, 11/15/24 (Call 08/15/24)	17,711	18,160,096
3.95%, 09/01/20[a]	1,995	2,113,902
4.25%, 06/15/36 (Call 03/16/17)	23,532	23,790,852
4.38%, 06/15/46 (Call 03/16/17)	25,615	25,896,765
6.63%, 06/15/36	8,213	10,728,524
Anthem Inc.
3.13%, 05/15/22	10,272	10,322,459

SCHEDULES OF INVESTMENTS	141

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.30%, 01/15/23[a]	$11,980	$12,067,480
3.50%, 08/15/24 (Call 05/15/24)	8,165	8,201,043
4.63%, 05/15/42	15,986	16,421,917
4.65%, 01/15/43[a]	9,615	9,958,553
4.65%, 08/15/44 (Call 02/15/44)[a]	8,459	8,755,803
5.85%, 01/15/36	8,987	10,489,917
6.38%, 06/15/37	890	1,094,548
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)[a]	21,795	21,618,269
4.00%, 02/15/22 (Call 11/15/21)	7,114	7,493,864
5.38%, 02/15/42 (Call 08/15/41)	10,305	11,862,551
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)	8,325	8,881,913
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	14,641	14,434,213
4.70%, 02/01/45 (Call 08/01/44)	11,567	11,352,862
UnitedHealth Group Inc.
2.13%, 03/15/21[a]	9,746	9,665,984
2.70%, 07/15/20[a]	15,855	16,221,894
2.88%, 12/15/21[a]	10,002	10,168,897
2.88%, 03/15/22 (Call 12/15/21)[a]	14,142	14,386,607
2.88%, 03/15/23[a]	7,477	7,525,982
3.10%, 03/15/26[a]	7,870	7,833,596
3.35%, 07/15/22[a]	12,270	12,752,917
3.45%, 01/15/27[a]	13,190	13,492,440
3.75%, 07/15/25[a]	24,367	25,488,491
4.20%, 01/15/47 (Call 07/15/46)[a]	12,965	13,413,265
4.25%, 03/15/43 (Call 09/15/42)	6,140	6,361,970
4.63%, 07/15/35[a]	13,810	15,284,073
4.75%, 07/15/45	31,775	35,664,387
5.80%, 03/15/36[a]	5,130	6,358,614
6.88%, 02/15/38	10,005	13,803,244

		530,997,420

Security	Principal (000s)	Value
HOUSEWARES — 0.31%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)[a]	$14,600	$14,878,136
3.85%, 04/01/23 (Call 02/01/23)	30,192	31,384,790
4.20%, 04/01/26 (Call 01/01/26)[a]	23,730	24,927,107
5.50%, 04/01/46 (Call 10/01/45)	22,195	25,966,443

		97,156,476
INSURANCE — 1.91%
Aflac Inc.
3.63%, 11/15/24[a]	9,448	9,773,618
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	22,583	23,135,599
3.75%, 07/10/25 (Call 04/10/25)	12,585	12,637,264
3.88%, 01/15/35 (Call 07/15/34)	13,373	12,472,482
3.90%, 04/01/26 (Call 01/01/26)	19,821	20,053,798
4.13%, 02/15/24	13,275	13,791,074
4.38%, 01/15/55 (Call 07/15/54)	10,256	9,357,188
4.50%, 07/16/44 (Call 01/16/44)	27,268	26,661,361
4.80%, 07/10/45 (Call 01/10/45)	13,585	13,902,416
4.88%, 06/01/22	21,784	23,648,750
6.25%, 05/01/36	7,713	9,298,383
Aon PLC
3.88%, 12/15/25 (Call 09/15/25)	7,350	7,537,186
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22[a]	9,389	9,625,738
4.25%, 01/15/21[a]	7,381	7,956,385
5.75%, 01/15/40[a]	6,948	8,685,930

142	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)[a]	$12,220	$12,275,381
2.75%, 03/15/23 (Call 01/15/23)	25,292	25,361,672
3.13%, 03/15/26 (Call 12/15/25)	29,645	29,735,975
4.50%, 02/11/43[a]	18,523	20,082,122
Chubb Corp. (The)
6.00%, 05/11/37[a]	8,641	11,096,088
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	15,820	15,877,436
2.88%, 11/03/22 (Call 09/03/22)	24,514	24,779,717
3.15%, 03/15/25[a]	15,927	16,063,647
3.35%, 05/03/26 (Call 02/03/26)[a]	15,552	15,809,634
4.35%, 11/03/45 (Call 05/03/45)[a]	17,890	19,117,243
Manulife Financial Corp.
4.15%, 03/04/26[a]	11,255	11,894,904
5.38%, 03/04/46[a]	9,230	10,850,116
MetLife Inc.
3.60%, 04/10/24[a]	10,682	11,091,418
4.05%, 03/01/45[a]	18,065	17,539,383
4.13%, 08/13/42[a]	14,368	14,245,909
4.60%, 05/13/46 (Call 11/13/45)[a]	8,970	9,498,516
4.75%, 02/08/21[a]	12,934	14,026,435
4.88%, 11/13/43[a]	14,100	15,414,936
5.70%, 06/15/35	8,415	10,132,151
5.88%, 02/06/41	8,090	9,937,906
6.38%, 06/15/34	8,233	10,495,022
Series D
4.37%, 09/15/23	14,540	15,649,044
Prudential Financial Inc.
4.60%, 05/15/44[a]	11,360	12,032,229
5.70%, 12/14/36	4,090	4,793,501
Series D
6.63%, 12/01/37	7,645	9,961,427
Travelers Companies Inc. (The)
5.35%, 11/01/40	7,865	9,412,713
6.25%, 06/15/37	9,415	12,149,730

		597,861,427

Security	Principal (000s)	Value
INTERNET — 0.56%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)[a]	$26,719	$24,811,900
3.38%, 02/25/24[a]	14,190	14,933,411
3.63%, 05/19/21[a]	4,207	4,466,321
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	20,852	20,767,435
3.30%, 12/05/21 (Call 10/05/21)[a]	9,179	9,553,950
3.80%, 12/05/24 (Call 09/05/24)[a]	13,112	13,882,886
4.80%, 12/05/34 (Call 06/05/34)	16,474	18,582,601
4.95%, 12/05/44 (Call 06/05/44)	15,731	18,183,591
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	11,170	10,911,114
2.88%, 08/01/21 (Call 06/01/21)[a]	6,757	6,789,318
3.45%, 08/01/24 (Call 05/01/24)	7,885	7,771,161
3.80%, 03/09/22 (Call 02/09/22)[a]	7,840	8,109,960
4.00%, 07/15/42 (Call 01/15/42)	10,487	9,029,134
Expedia Inc.
5.00%, 02/15/26 (Call 11/15/25)	6,785	7,155,412

		174,948,194
LODGING — 0.05%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)[a]	8,315	8,116,068
Series R
3.13%, 06/15/26 (Call 03/15/26)	8,860	8,517,188

		16,633,256
MACHINERY — 0.37%
Caterpillar Financial Services Corp.
1.70%, 08/09/21[a]	12,735	12,393,575

SCHEDULES OF INVESTMENTS	143

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	$10,090	$10,436,870
3.80%, 08/15/42[a]	25,072	24,472,892
3.90%, 05/27/21[a]	14,172	15,115,956
5.20%, 05/27/41	8,298	9,734,964
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	10,599	10,620,027
3.90%, 06/09/42 (Call 12/09/41)[a]	14,486	14,839,629
John Deere Capital Corp.
2.80%, 03/06/23	18,350	18,380,171

		115,994,084
MANUFACTURING — 1.38%
3M Co.
5.70%, 03/15/37	10,671	13,400,963
Eaton Corp.
2.75%, 11/02/22[a]	22,465	22,562,377
4.15%, 11/02/42	15,870	15,838,595
General Electric Co.
2.70%, 10/09/22[a]	37,132	37,549,516
3.10%, 01/09/23	22,672	23,411,334
3.15%, 09/07/22[a]	12,060	12,455,950
3.38%, 03/11/24[a]	11,973	12,440,959
3.45%, 05/15/24 (Call 02/13/24)	2,080	2,164,926
4.13%, 10/09/42	24,254	25,213,850
4.38%, 09/16/20	15,046	16,218,799
4.50%, 03/11/44	33,698	36,652,277
4.63%, 01/07/21	17,238	18,853,712
4.65%, 10/17/21	10,325	11,411,636
5.30%, 02/11/21[a]	13,433	14,920,812
5.88%, 01/14/38	34,289	43,912,468
6.15%, 08/07/37	13,957	18,332,327
6.88%, 01/10/39	26,131	37,320,757
Series A
6.75%, 03/15/32	32,721	44,595,075
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)[a]	13,120	12,672,082
3.90%, 09/01/42 (Call 03/01/42)	11,450	11,671,229

		431,599,644

Security	Principal (000s)	Value
MEDIA — 4.59%
21st Century Fox America Inc.
3.00%, 09/15/22	$13,557	$13,563,959
4.50%, 02/15/21	10,918	11,671,356
6.15%, 03/01/37	7,669	9,156,633
6.15%, 02/15/41[a]	17,196	20,688,408
6.20%, 12/15/34	13,134	15,806,416
6.40%, 12/15/35	13,755	16,786,132
6.65%, 11/15/37	17,091	21,393,687
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)	875	870,327
4.00%, 01/15/26 (Call 10/15/25)	9,775	10,011,640
7.88%, 07/30/30	9,565	12,987,797
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	33,335	34,284,271
4.46%, 07/23/22 (Call 05/23/22)	31,556	33,122,550
4.91%, 07/23/25 (Call 04/23/25)	51,660	54,529,284
6.38%, 10/23/35 (Call 04/23/35)[a]	19,620	22,410,719
6.48%, 10/23/45 (Call 04/23/45)	42,020	48,688,843
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	12,398	16,651,996
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	18,138	16,652,701
2.75%, 03/01/23 (Call 02/01/23)	14,015	13,903,861
2.85%, 01/15/23	13,375	13,377,200
3.00%, 02/01/24 (Call 01/01/24)	5,100	5,084,909
3.13%, 07/15/22[a]	12,715	13,000,993
3.15%, 03/01/26 (Call 12/01/25)[a]	36,368	35,828,270

144	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.20%, 07/15/36 (Call 01/15/36)[a]	$16,730	$14,909,786
3.30%, 02/01/27 (Call 11/01/26)	21,220	21,077,694
3.38%, 02/15/25 (Call 11/15/24)	10,338	10,425,003
3.38%, 08/15/25 (Call 05/15/25)[a]	19,400	19,510,644
3.40%, 07/15/46 (Call 01/15/46)[a]	17,008	14,748,065
3.60%, 03/01/24[a]	14,555	15,042,306
4.20%, 08/15/34 (Call 02/15/34)	12,141	12,413,097
4.25%, 01/15/33	19,591	20,237,282
4.40%, 08/15/35 (Call 02/15/35)	20,440	21,272,503
4.60%, 08/15/45 (Call 02/15/45)[a]	22,535	23,446,834
4.65%, 07/15/42	15,435	16,125,247
4.75%, 03/01/44	7,958	8,458,919
5.15%, 03/01/20	16,953	18,494,441
5.65%, 06/15/35	11,147	13,135,975
6.40%, 05/15/38	8,685	11,117,018
6.40%, 03/01/40	8,571	11,045,374
6.45%, 03/15/37	16,566	21,235,995
6.50%, 11/15/35	13,447	17,317,798
6.55%, 07/01/39	7,314	9,490,743
6.95%, 08/15/37	27,441	37,133,611
7.05%, 03/15/33	11,805	15,824,069
Discovery Communications LLC
4.88%, 04/01/43[a]	12,499	11,430,899
5.05%, 06/01/20[a]	15,985	17,267,766
6.35%, 06/01/40	7,615	8,067,723
Historic TW Inc.
6.63%, 05/15/29	11,246	13,767,100
NBCUniversal Media LLC
2.88%, 01/15/23[a]	16,105	16,093,541
4.38%, 04/01/21	28,458	30,695,416
4.45%, 01/15/43[a]	12,093	12,238,869
5.15%, 04/30/20	21,997	24,052,591
5.95%, 04/01/41	14,539	17,706,224
6.40%, 04/30/40	10,768	13,851,229

Security	Principal (000s)	Value
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	$16,108	$16,711,090
4.50%, 09/15/42 (Call 03/15/42)	14,130	12,831,572
5.50%, 09/01/41 (Call 03/01/41)[a]	13,338	13,689,678
5.88%, 11/15/40 (Call 05/15/40)	14,039	15,205,641
6.55%, 05/01/37	17,191	19,805,122
6.75%, 06/15/39	20,390	24,117,117
7.30%, 07/01/38	18,295	22,755,798
Time Warner Entertainment Co. LP
8.38%, 03/15/23	11,440	14,295,935
8.38%, 07/15/33	9,710	13,016,654
Time Warner Inc.
2.95%, 07/15/26 (Call 04/15/26)	15,185	14,132,078
3.55%, 06/01/24 (Call 03/01/24)[a]	6,245	6,233,884
3.60%, 07/15/25 (Call 04/15/25)	25,830	25,439,262
3.80%, 02/15/27 (Call 11/15/26)[a]	14,974	14,825,733
4.70%, 01/15/21	11,923	12,763,853
4.75%, 03/29/21	14,275	15,333,294
4.85%, 07/15/45 (Call 01/15/45)[a]	5,080	5,045,332
4.88%, 03/15/20	14,614	15,658,509
6.10%, 07/15/40[a]	11,616	13,325,714
6.25%, 03/29/41	12,155	14,156,187
6.50%, 11/15/36	8,868	10,604,298
7.63%, 04/15/31	6,564	8,856,612
Viacom Inc.
3.45%, 10/04/26 (Call 07/04/26)[a]	15,256	14,593,490
4.25%, 09/01/23 (Call 06/01/23)	15,704	16,193,982
4.38%, 03/15/43	19,770	17,354,043
5.85%, 09/01/43 (Call 03/01/43)[a]	15,941	16,865,798
6.88%, 04/30/36	13,364	15,053,417

SCHEDULES OF INVESTMENTS	145

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Walt Disney Co. (The)
1.85%, 07/30/26[a]	$12,645	$11,448,547
2.15%, 09/17/20	9,965	10,038,904
2.30%, 02/12/21[a]	10,800	10,898,129
2.35%, 12/01/22[a]	10,667	10,574,177
2.75%, 08/16/21[a]	5,573	5,696,357
3.00%, 02/13/26[a]	11,710	11,692,121
3.15%, 09/17/25[a]	8,990	9,211,926
4.13%, 06/01/44[a]	17,282	17,844,603

		1,434,374,571
METAL FABRICATE & HARDWARE — 0.09%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)[a]	8,662	8,557,934
3.25%, 06/15/25 (Call 03/15/25)	17,982	18,178,858

		26,736,792
MINING — 0.86%
Barrick Gold Corp.
5.25%, 04/01/42[a]	15,150	16,592,259
Barrick North America Finance LLC
5.70%, 05/30/41	12,635	14,529,964
5.75%, 05/01/43[a]	9,471	11,084,533
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	10,570	12,154,564
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	16,913	17,406,667
3.25%, 11/21/21	17,531	18,320,216
3.85%, 09/30/23[a]	11,827	12,695,321
4.13%, 02/24/42	11,775	11,982,946
5.00%, 09/30/43[a]	29,925	34,499,240
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	13,325	13,585,482
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	10,647	10,981,150
4.88%, 03/15/42 (Call 09/15/41)[a]	13,646	13,987,754
6.25%, 10/01/39	9,919	11,700,368

Security	Principal (000s)	Value
Rio Tinto Alcan Inc.
6.13%, 12/15/33	$4,630	$5,356,985
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	17,361	18,074,176
4.13%, 05/20/21[a]	1,698	1,812,546
5.20%, 11/02/40[a]	14,160	16,434,650
7.13%, 07/15/28[a]	11,168	14,754,025
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	1,640	1,656,951
3.50%, 03/22/22 (Call 12/22/21)	1,847	1,924,149
4.13%, 08/21/42 (Call 02/21/42)[a]	10,184	10,359,214

		269,893,160
OFFICE & BUSINESS EQUIPMENT — 0.04%
Xerox Corp.
4.50%, 05/15/21[a]	12,002	12,480,759

		12,480,759
OIL & GAS — 6.60%
Anadarko Finance Co.
7.50%, 05/01/31	10,255	13,154,347
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)[a]	17,570	18,885,067
5.55%, 03/15/26 (Call 12/15/25)[a]	14,600	16,389,104
6.20%, 03/15/40	10,286	11,965,813
6.45%, 09/15/36	15,919	19,162,542
6.60%, 03/15/46 (Call 09/15/45)[a]	19,157	23,975,943
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	12,707	12,905,089
4.25%, 01/15/44 (Call 07/15/43)	6,284	6,103,770
4.75%, 04/15/43 (Call 10/15/42)	22,461	23,002,384
5.10%, 09/01/40 (Call 03/01/40)	20,010	21,244,135
6.00%, 01/15/37	6,319	7,288,018

146	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	$17,345	$17,031,297
2.32%, 02/13/20[a]	2,206	2,217,432
2.50%, 11/06/22	15,373	15,057,557
2.75%, 05/10/23	14,571	14,338,944
3.02%, 01/16/27 (Call 10/16/26)[a]	12,950	12,463,052
3.06%, 03/17/22	16,620	16,840,537
3.12%, 05/04/26 (Call 02/04/26)[a]	13,921	13,570,095
3.22%, 11/28/23 (Call 09/28/23)[a]	12,070	12,100,161
3.22%, 04/14/24 (Call 02/14/24)[a]	13,200	13,206,640
3.25%, 05/06/22[a]	29,598	30,262,286
3.51%, 03/17/25[a]	10,619	10,731,885
3.54%, 11/04/24[a]	10,163	10,292,915
3.56%, 11/01/21[a]	11,879	12,402,083
3.59%, 04/14/27 (Call 01/14/27)	5,500	5,536,774
3.72%, 11/28/28 (Call 08/28/28)[a]	7,810	7,919,653
3.81%, 02/10/24[a]	11,902	12,342,679
3.99%, 09/26/23[a]	7,996	8,412,849
4.50%, 10/01/20	19,767	21,237,868
4.74%, 03/11/21[a]	15,553	16,929,955
Canadian Natural Resources Ltd.
6.25%, 03/15/38[a]	13,423	15,650,635
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	18,036	18,037,172
2.10%, 05/16/21 (Call 04/15/21)[a]	22,990	22,828,206
2.36%, 12/05/22 (Call 09/05/22)[a]	23,543	23,168,480
2.42%, 11/17/20 (Call 10/17/20)	14,035	14,159,701
2.43%, 06/24/20 (Call 05/24/20)	9,369	9,471,681
2.57%, 05/16/23 (Call 03/16/23)	6,810	6,736,878

Security	Principal (000s)	Value
2.95%, 05/16/26 (Call 02/16/26)[a]	$26,570	$26,177,715
3.19%, 06/24/23 (Call 03/24/23)[a]	30,410	31,224,407
3.33%, 11/17/25 (Call 08/17/25)[a]	14,806	15,048,487
ConocoPhillips
6.50%, 02/01/39[a]	34,029	43,013,514
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	16,978	16,557,146
2.88%, 11/15/21 (Call 09/15/21)[a]	11,933	12,067,320
3.35%, 11/15/24 (Call 08/15/24)[a]	13,701	13,792,706
4.20%, 03/15/21 (Call 02/15/21)	14,715	15,629,732
4.30%, 11/15/44 (Call 05/15/44)	6,775	6,706,142
4.95%, 03/15/26 (Call 12/15/25)[a]	15,561	17,183,692
ConocoPhillips Holding Co.
6.95%, 04/15/29	18,566	23,903,393
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	17,347	17,406,400
4.75%, 05/15/42 (Call 11/15/41)	7,626	7,473,238
5.00%, 06/15/45 (Call 12/15/44)[a]	7,205	7,310,425
5.60%, 07/15/41 (Call 01/15/41)	17,988	19,348,461
5.85%, 12/15/25 (Call 09/15/25)[a]	6,925	7,963,750
7.95%, 04/15/32	13,419	17,583,886
Encana Corp.
6.50%, 08/15/34	6,260	7,150,352
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	11,625	11,345,154
4.10%, 02/01/21	4,996	5,279,685
4.15%, 01/15/26 (Call 10/15/25)[a]	12,990	13,666,240

SCHEDULES OF INVESTMENTS	147

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)[a]	$10,895	$10,904,017
2.22%, 03/01/21 (Call 02/01/21)[a]	38,523	38,626,812
2.40%, 03/06/22 (Call 01/06/22)[a]	18,355	18,347,493
2.71%, 03/06/25 (Call 12/06/24)[a]	18,331	17,980,214
2.73%, 03/01/23 (Call 01/01/23)	21,125	21,168,763
3.04%, 03/01/26 (Call 12/01/25)[a]	30,131	30,075,577
3.18%, 03/15/24 (Call 12/15/23)[a]	4,330	4,416,514
3.57%, 03/06/45 (Call 09/06/44)[a]	12,505	11,890,927
4.11%, 03/01/46 (Call 09/01/45)[a]	33,701	34,959,436
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)[a]	13,847	13,821,861
5.60%, 02/15/41	16,364	16,821,456
6.00%, 01/15/40	7,723	8,168,197
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)[a]	13,333	13,666,178
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	10,910	10,597,279
3.85%, 06/01/25 (Call 03/01/25)[a]	9,521	9,480,284
6.60%, 10/01/37	9,306	10,710,661
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	12,460	12,316,361
4.75%, 09/15/44 (Call 03/15/44)	10,322	9,658,226
5.13%, 03/01/21[a]	10,940	11,893,098
6.50%, 03/01/41 (Call 09/01/40)	13,185	14,917,868
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	10,160	10,670,115

Security	Principal (000s)	Value
5.05%, 11/15/44 (Call 05/15/44)	$11,774	$12,190,167
5.25%, 11/15/43 (Call 05/15/43)	5,275	5,581,021
6.00%, 03/01/41 (Call 09/01/40)	11,551	13,134,163
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	13,321	13,198,757
3.00%, 02/15/27 (Call 11/15/26)[a]	7,785	7,561,820
3.13%, 02/15/22 (Call 11/15/21)	13,658	14,001,533
3.40%, 04/15/26 (Call 01/15/26)[a]	17,929	17,991,563
3.50%, 06/15/25 (Call 03/15/25)[a]	8,430	8,565,072
4.10%, 02/15/47 (Call 08/15/46)[a]	8,510	8,314,176
4.40%, 04/15/46 (Call 10/15/45)	18,100	18,516,680
4.63%, 06/15/45 (Call 12/15/44)	11,045	11,647,577
Series 1
4.10%, 02/01/21 (Call 11/01/20)[a]	13,075	13,883,001
Petro-Canada
6.80%, 05/15/38	9,617	12,548,873
Phillips 66
4.30%, 04/01/22	19,004	20,379,888
4.65%, 11/15/34 (Call 05/15/34)	11,670	12,027,321
4.88%, 11/15/44 (Call 05/15/44)	20,447	21,278,667
5.88%, 05/01/42[a]	14,360	16,876,132
Shell International Finance BV
1.75%, 09/12/21[a]	10,485	10,205,781
1.88%, 05/10/21	24,139	23,665,825
2.13%, 05/11/20[a]	22,882	22,950,900
2.25%, 11/10/20[a]	14,085	14,110,032
2.25%, 01/06/23[a]	15,122	14,712,855
2.38%, 08/21/22[a]	18,766	18,480,911
2.50%, 09/12/26[a]	12,909	12,125,200
2.88%, 05/10/26[a]	21,830	21,198,884

148	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.25%, 05/11/25[a]	$35,814	$36,130,986
3.40%, 08/12/23[a]	20,318	20,933,564
3.75%, 09/12/46[a]	13,710	12,809,675
4.00%, 05/10/46[a]	40,305	39,225,394
4.13%, 05/11/35	15,193	15,559,596
4.38%, 03/25/20	8,455	9,029,036
4.38%, 05/11/45[a]	25,868	26,690,266
4.55%, 08/12/43[a]	16,835	17,742,469
5.50%, 03/25/40	12,311	14,606,516
6.38%, 12/15/38[a]	30,842	40,215,522
Statoil ASA
2.45%, 01/17/23[a]	11,495	11,274,303
2.65%, 01/15/24	15,261	15,031,636
2.75%, 11/10/21	1,280	1,293,060
2.90%, 11/08/20	7,837	8,013,391
3.15%, 01/23/22	6,389	6,550,852
3.70%, 03/01/24[a]	16,610	17,347,956
3.95%, 05/15/43	4,922	4,831,954
4.80%, 11/08/43	10,731	12,011,444
5.10%, 08/17/40[a]	9,232	10,536,616
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	6,999	7,148,779
6.50%, 06/15/38[a]	12,240	15,623,503
6.85%, 06/01/39	9,410	12,446,039
Total Capital Canada Ltd.
2.75%, 07/15/23[a]	11,402	11,339,885
Total Capital International SA
2.70%, 01/25/23[a]	12,462	12,409,939
2.75%, 06/19/21[a]	11,340	11,545,130
2.88%, 02/17/22[a]	9,156	9,290,768
3.70%, 01/15/24[a]	10,330	10,781,420
3.75%, 04/10/24[a]	13,787	14,434,490
Total Capital SA
4.45%, 06/24/20[a]	12,526	13,483,778
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)[a]	19,880	19,176,870
6.63%, 06/15/37[a]	19,523	23,438,449
7.50%, 04/15/32	8,866	11,298,699

		2,061,345,593

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.57%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	$884	$908,125
5.13%, 09/15/40	9,612	10,716,256
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	15,116	15,447,231
3.80%, 11/15/25 (Call 08/15/25)[a]	30,573	31,392,812
4.75%, 08/01/43 (Call 02/01/43)	15,551	16,195,864
4.85%, 11/15/35 (Call 05/15/35)[a]	11,070	11,880,405
5.00%, 11/15/45 (Call 05/15/45)[a]	22,541	24,549,232
6.70%, 09/15/38	9,347	11,760,308
7.45%, 09/15/39	6,196	8,415,265
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	16,542	15,790,892
3.95%, 12/01/42 (Call 06/01/42)[a]	9,834	8,151,855
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	21,777	22,778,742

		177,986,987
PHARMACEUTICALS — 5.93%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)[a]	17,895	17,675,149
2.50%, 05/14/20 (Call 04/14/20)	42,817	43,035,812
2.85%, 05/14/23 (Call 03/14/23)	21,290	20,896,901
2.90%, 11/06/22	27,374	27,245,745
3.20%, 11/06/22 (Call 09/06/22)[a]	17,348	17,472,354
3.20%, 05/14/26 (Call 02/14/26)[a]	32,325	31,058,364
3.60%, 05/14/25 (Call 02/14/25)	46,355	46,223,528
4.30%, 05/14/36 (Call 11/14/35)[a]	18,711	18,237,282

SCHEDULES OF INVESTMENTS	149

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.40%, 11/06/42	$33,612	$32,295,660
4.45%, 05/14/46 (Call 11/14/45)	24,139	23,414,760
4.50%, 05/14/35 (Call 11/14/34)	30,621	30,622,660
4.70%, 05/14/45 (Call 11/14/44)[a]	26,085	26,167,048
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)[a]	37,123	37,761,144
3.45%, 03/15/22 (Call 01/15/22)[a]	34,000	34,741,887
3.80%, 03/15/25 (Call 12/15/24)[a]	45,782	46,269,519
3.85%, 06/15/24 (Call 03/15/24)[a]	14,580	14,804,856
4.55%, 03/15/35 (Call 09/15/34)[a]	34,965	35,293,101
4.75%, 03/15/45 (Call 09/15/44)[a]	30,500	30,891,965
4.85%, 06/15/44 (Call 12/15/43)	19,534	19,937,326
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	16,278	16,390,904
4.63%, 10/01/42 (Call 04/01/42)	12,514	12,407,068
AstraZeneca PLC
2.38%, 11/16/20	22,272	22,313,001
3.38%, 11/16/25[a]	35,865	36,061,960
4.00%, 09/18/42[a]	6,127	5,966,682
4.38%, 11/16/45	9,040	9,310,621
6.45%, 09/15/37	40,930	53,712,906
Bristol-Myers Squibb Co.
2.00%, 08/01/22	12,493	12,140,140
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	15,413	15,281,052
3.70%, 03/01/45 (Call 09/01/44)[a]	10,763	10,390,432
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)	16,495	15,970,992

Security	Principal (000s)	Value
3.40%, 03/01/27 (Call 12/01/26)[a]	$20,130	$19,101,564
3.50%, 06/15/24 (Call 03/15/24)	18,667	18,319,975
3.90%, 02/15/22	8,532	8,838,277
4.50%, 02/25/26 (Call 11/27/25)[a]	19,785	20,535,368
4.75%, 11/15/21[a]	18,496	19,894,777
4.80%, 07/15/46 (Call 01/15/46)[a]	19,615	19,093,576
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	19,194	19,241,426
6.38%, 05/15/38[a]	25,874	34,276,527
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	31,607	31,952,781
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)[a]	14,060	13,908,536
2.45%, 03/01/26 (Call 12/01/25)[a]	27,247	26,326,335
3.38%, 12/05/23[a]	8,844	9,274,635
3.55%, 03/01/36 (Call 09/01/35)[a]	15,437	15,429,825
3.70%, 03/01/46 (Call 09/01/45)[a]	31,554	31,348,034
4.38%, 12/05/33 (Call 06/05/33)	9,613	10,641,471
5.95%, 08/15/37	4,249	5,577,589
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)[a]	16,131	16,659,403
4.88%, 03/15/44 (Call 09/15/43)[a]	8,944	9,250,252
Mead Johnson Nutrition Co.
3.00%, 11/15/20	5,470	5,577,941
4.13%, 11/15/25 (Call 08/15/25)	9,060	9,522,597
Merck & Co. Inc.
2.35%, 02/10/22	12,895	12,894,916
2.40%, 09/15/22 (Call 06/15/22)	15,171	15,062,048
2.75%, 02/10/25 (Call 11/10/24)[a]	27,316	27,068,525
2.80%, 05/18/23[a]	28,846	29,130,722

150	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.70%, 02/10/45 (Call 08/10/44)[a]	$26,578	$25,636,044
3.88%, 01/15/21 (Call 10/15/20)[a]	13,009	13,825,726
4.15%, 05/18/43	10,931	11,304,273
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	25,600	25,621,148
3.95%, 06/15/26 (Call 03/15/26)[b]	1,950	1,901,273
3.95%, 06/15/26 (Call 03/15/26)[a]	24,740	24,121,792
5.25%, 06/15/46 (Call 12/15/45)[a]	14,765	14,811,107
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	13,350	13,317,827
2.40%, 09/21/22[a]	12,580	12,489,399
3.00%, 11/20/25 (Call 08/20/25)[a]	19,905	19,914,212
3.10%, 05/17/27 (Call 02/17/27)	7,300	7,306,801
3.40%, 05/06/24[a]	26,875	27,805,816
4.00%, 11/20/45 (Call 05/20/45)[a]	14,350	14,583,291
4.40%, 04/24/20	8,567	9,193,131
4.40%, 05/06/44[a]	26,635	28,742,803
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)[a]	9,270	9,444,276
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)[a]	1,321	1,314,871
Pfizer Inc.
1.95%, 06/03/21[a]	13,617	13,529,825
2.20%, 12/15/21[a]	13,848	13,828,804
2.75%, 06/03/26[a]	16,555	16,126,187
3.00%, 06/15/23	11,873	12,191,256
3.00%, 12/15/26	16,900	16,741,360
3.40%, 05/15/24[a]	14,190	14,728,471
4.00%, 12/15/36[a]	16,790	17,028,668
4.13%, 12/15/46	22,605	22,969,325
4.30%, 06/15/43[a]	11,675	12,172,187

Security	Principal (000s)	Value
4.40%, 05/15/44	$9,976	$10,553,701
7.20%, 03/15/39	28,115	40,516,363
Sanofi
4.00%, 03/29/21	20,176	21,497,921
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)[a]	41,620	40,795,995
2.88%, 09/23/23 (Call 07/23/23)	30,980	29,975,926
3.20%, 09/23/26 (Call 06/23/26)[a]	41,305	39,313,979
Wyeth LLC
5.95%, 04/01/37	20,935	26,306,955
6.50%, 02/01/34	9,681	12,557,486
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	14,620	14,752,473
4.50%, 11/13/25 (Call 08/13/25)	7,110	7,632,475
4.70%, 02/01/43 (Call 08/01/42)	13,760	13,920,348

		1,851,391,414
PIPELINES — 3.24%
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	1,565	1,592,510
4.50%, 06/01/25 (Call 03/01/25)	11,721	12,421,162
Enbridge Inc.
4.25%, 12/01/26 (Call 09/01/26)[a]	15,150	15,635,086
5.50%, 12/01/46 (Call 05/29/46)[a]	8,900	9,544,732
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	11,264	11,233,624
4.05%, 03/15/25 (Call 12/15/24)[a]	14,525	14,515,949
4.15%, 10/01/20 (Call 08/01/20)[a]	9,170	9,574,298
4.65%, 06/01/21 (Call 03/01/21)[a]	16,523	17,472,901

SCHEDULES OF INVESTMENTS	151

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.75%, 01/15/26 (Call 10/15/25)[a]	$13,539	$14,145,909
5.15%, 03/15/45 (Call 09/15/44)	8,554	8,316,982
5.20%, 02/01/22 (Call 11/01/21)[a]	6,935	7,494,897
5.30%, 04/15/47 (Call 10/15/46)	9,825	9,792,114
6.13%, 12/15/45 (Call 06/15/45)[a]	15,200	16,715,592
6.50%, 02/01/42 (Call 08/01/41)	13,069	14,713,732
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)[a]	17,767	18,006,162
3.70%, 02/15/26 (Call 11/15/25)[a]	10,410	10,537,835
3.75%, 02/15/25 (Call 11/15/24)[a]	14,487	14,714,145
3.90%, 02/15/24 (Call 11/15/23)	9,350	9,657,388
3.95%, 02/15/27 (Call 11/15/26)[a]	1,575	1,620,769
4.45%, 02/15/43 (Call 08/15/42)	13,243	12,914,024
4.85%, 08/15/42 (Call 02/15/42)	10,607	10,923,003
4.85%, 03/15/44 (Call 09/15/43)	16,120	16,707,506
4.90%, 05/15/46 (Call 11/15/45)	7,900	8,263,023
5.10%, 02/15/45 (Call 08/15/44)	16,234	17,399,067
5.20%, 09/01/20	13,018	14,208,962
5.95%, 02/01/41	7,865	9,168,720
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	11,042	11,261,759
3.95%, 09/01/22 (Call 06/01/22)	13,179	13,569,093
5.50%, 03/01/44 (Call 09/01/43)	8,975	9,326,948
6.95%, 01/15/38	10,389	12,331,695

Security	Principal (000s)	Value
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)[a]	$19,526	$20,064,047
5.05%, 02/15/46 (Call 08/15/45)	12,725	12,632,928
5.30%, 12/01/34 (Call 06/01/34)[a]	8,344	8,591,726
5.55%, 06/01/45 (Call 12/01/44)	25,295	26,619,783
7.75%, 01/15/32	10,539	13,265,344
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	9,195	9,272,541
4.50%, 07/15/23 (Call 04/15/23)[a]	13,485	14,135,667
4.88%, 12/01/24 (Call 09/01/24)[a]	17,960	19,175,210
4.88%, 06/01/25 (Call 03/01/25)[a]	15,840	16,876,476
5.20%, 03/01/47 (Call 09/01/46)	6,475	6,612,992
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	22,957	22,956,024
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	13,049	12,725,236
3.65%, 06/01/22 (Call 03/01/22)	8,086	8,213,160
4.50%, 12/15/26 (Call 09/15/26)[a]	150	154,418
4.65%, 10/15/25 (Call 07/15/25)[a]	17,130	17,857,669
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	15,066	16,685,615
Sabine Pass Liquefaction LLC
4.20%, 03/15/28[b]	835	834,190
5.00%, 03/15/27 (Call 09/15/26)[a,b]	22,150	23,440,681

152	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
5.63%, 02/01/21 (Call 11/01/20)	$27,300	$29,674,281
5.63%, 04/15/23 (Call 01/15/23)[a]	11,800	12,957,069
5.63%, 03/01/25 (Call 12/01/24)	22,000	24,142,360
5.75%, 05/15/24 (Call 02/15/24)	27,000	29,867,079
5.88%, 06/30/26 (Call 12/31/25)[a,b]	19,300	21,648,424
6.25%, 03/15/22 (Call 12/15/21)[a]	16,750	18,817,744
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	10,350	11,091,116
Sunoco Logistics Partners Operations LP
5.35%, 05/15/45 (Call 11/15/44)	6,770	6,859,153
TransCanada PipeLines Ltd.
2.50%, 08/01/22[a]	10,349	10,210,298
3.80%, 10/01/20	11,198	11,716,715
4.63%, 03/01/34 (Call 12/01/33)[a]	14,944	16,027,724
4.88%, 01/15/26 (Call 10/15/25)[a]	6,370	7,139,897
6.10%, 06/01/40	8,507	10,653,141
6.20%, 10/15/37	12,835	16,248,951
7.63%, 01/15/39[a]	14,345	20,685,163
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (Call 11/01/25)	10,110	13,014,918
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	15,966	15,992,505
3.60%, 03/15/22 (Call 01/15/22)	12,815	13,056,477
3.90%, 01/15/25 (Call 10/15/24)	13,451	13,484,641
4.00%, 09/15/25 (Call 06/15/25)[a]	15,830	16,022,532
4.30%, 03/04/24 (Call 12/04/23)	12,100	12,491,591

Security	Principal (000s)	Value
5.10%, 09/15/45 (Call 03/15/45)	$12,361	$12,540,330
5.25%, 03/15/20	16,243	17,561,821
6.30%, 04/15/40	13,964	15,927,986
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)[a]	12,591	13,030,048
4.88%, 03/15/24 (Call 03/15/19)	16,020	16,560,675

		1,011,315,933
REAL ESTATE — 0.08%
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)[a]	14,340	14,801,874
4.25%, 08/15/23 (Call 05/15/23)[a]	10,360	11,072,753

		25,874,627
REAL ESTATE INVESTMENT TRUSTS — 1.06%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)[a]	8,410	8,435,888
3.30%, 02/15/21 (Call 01/15/21)	7,949	8,057,283
3.38%, 10/15/26 (Call 07/15/26)[a]	8,700	8,321,125
3.50%, 01/31/23	11,671	11,735,747
4.00%, 06/01/25 (Call 03/01/25)	10,691	10,780,300
4.70%, 03/15/22	1,710	1,828,452
5.00%, 02/15/24[a]	12,621	13,629,332
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)[a]	13,665	12,691,988
3.65%, 02/01/26 (Call 11/03/25)[a]	16,190	16,226,512
3.85%, 02/01/23 (Call 11/01/22)	11,838	12,304,878
4.13%, 05/15/21 (Call 02/15/21)	6,931	7,313,527
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23[a]	17,709	18,145,966

SCHEDULES OF INVESTMENTS	153

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)[a]	$1,960	$1,907,217
3.40%, 02/15/21 (Call 01/15/21)[a]	1,615	1,646,824
3.70%, 06/15/26 (Call 03/15/26)[a]	2,430	2,391,922
4.45%, 02/15/26 (Call 11/15/25)	4,095	4,254,584
4.88%, 04/15/22	9,265	10,002,140
5.25%, 01/15/23[a]	31,105	33,982,701
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	6,633	6,911,257
4.63%, 12/15/21 (Call 09/15/21)	11,101	12,052,206
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)[a]	9,955	10,080,744
4.00%, 06/01/25 (Call 03/01/25)[a]	11,015	11,176,794
4.25%, 11/15/23 (Call 08/15/23)[a]	14,508	15,089,367
5.38%, 02/01/21 (Call 11/03/20)	13,340	14,555,091
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)[a]	2,500	2,481,016
3.30%, 01/15/26 (Call 10/15/25)[a]	9,300	9,279,453
3.38%, 10/01/24 (Call 07/01/24)[a]	8,339	8,475,062
4.38%, 03/01/21 (Call 12/01/20)[a]	10,419	11,140,861
5.65%, 02/01/20 (Call 11/01/19)[a]	13,031	14,215,028
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)[a]	13,231	13,545,241
Weyerhaeuser Co.
7.38%, 03/15/32[a]	14,499	19,117,956

		331,776,462

Security	Principal (000s)	Value
RETAIL — 3.93%
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)[a]	$31,937	$31,359,499
2.75%, 12/01/22 (Call 09/01/22)	15,675	15,509,372
2.80%, 07/20/20 (Call 06/20/20)[a]	35,175	35,682,635
2.88%, 06/01/26 (Call 03/01/26)[a]	23,832	22,822,908
3.50%, 07/20/22 (Call 05/20/22)	17,822	18,377,227
3.88%, 07/20/25 (Call 04/20/25)[a]	31,871	32,890,117
4.00%, 12/05/23 (Call 09/05/23)	14,821	15,572,881
4.88%, 07/20/35 (Call 01/20/35)[a]	1,673	1,815,414
5.13%, 07/20/45 (Call 01/20/45)[a]	39,246	43,904,222
5.30%, 12/05/43 (Call 06/05/43)	7,380	8,358,593
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)[a]	18,970	18,891,656
2.13%, 09/15/26 (Call 06/15/26)[a]	7,647	7,098,143
2.63%, 06/01/22 (Call 05/01/22)	19,379	19,582,710
2.70%, 04/01/23 (Call 01/01/23)[a]	12,748	12,852,491
3.00%, 04/01/26 (Call 01/01/26)[a]	24,520	24,534,511
3.35%, 09/15/25 (Call 06/15/25)[a]	12,645	13,030,116
3.50%, 09/15/56 (Call 03/15/56)[a]	14,007	12,404,173
3.75%, 02/15/24 (Call 11/15/23)	13,176	13,957,242
4.20%, 04/01/43 (Call 10/01/42)	13,143	13,657,882
4.25%, 04/01/46 (Call 10/01/45)	14,899	15,691,174

154	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
4.40%, 04/01/21 (Call 01/01/21)[a]	$11,448	$12,394,901
4.40%, 03/15/45 (Call 09/15/44)	13,170	14,142,947
4.88%, 02/15/44 (Call 08/15/43)	9,985	11,424,248
5.88%, 12/16/36	30,007	38,280,950
5.95%, 04/01/41 (Call 10/01/40)	10,722	13,779,571
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)[a]	18,396	17,518,945
3.12%, 04/15/22 (Call 01/15/22)	10,154	10,542,509
3.38%, 09/15/25 (Call 06/15/25)[a]	13,940	14,275,426
3.70%, 04/15/46 (Call 10/15/45)[a]	14,465	13,695,009
4.38%, 09/15/45 (Call 03/15/45)	9,865	10,392,405
4.65%, 04/15/42 (Call 10/15/41)	6,016	6,531,843
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	10,380	9,794,737
McDonald’s Corp.
2.63%, 01/15/22[a]	11,072	11,063,049
2.75%, 12/09/20 (Call 11/09/20)	12,140	12,354,542
3.70%, 01/30/26 (Call 10/30/25)[a]	18,020	18,406,871
4.70%, 12/09/35 (Call 06/09/35)	19,547	20,662,410
4.88%, 12/09/45 (Call 06/09/45)	21,504	23,181,841
6.30%, 10/15/37	9,666	12,158,990
6.30%, 03/01/38	9,920	12,474,705
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	15,475	15,488,497
3.85%, 10/01/23 (Call 07/01/23)	3,450	3,712,392

Security	Principal (000s)	Value
Target Corp.
2.50%, 04/15/26[a]	$14,248	$13,429,133
2.90%, 01/15/22	13,349	13,619,807
3.50%, 07/01/24[a]	16,910	17,508,712
3.63%, 04/15/46[a]	14,630	13,334,224
3.88%, 07/15/20	7,696	8,142,640
4.00%, 07/01/42	14,664	14,313,567
6.50%, 10/15/37[a]	1,000	1,314,793
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	11,521	10,627,878
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)[a]	16,584	16,545,021
3.25%, 10/25/20	21,633	22,663,321
3.30%, 04/22/24 (Call 01/22/24)[a]	14,824	15,354,458
3.63%, 07/08/20[a]	19,595	20,707,449
4.00%, 04/11/43 (Call 10/11/42)	10,255	10,344,944
4.25%, 04/15/21[a]	10,749	11,667,760
4.30%, 04/22/44 (Call 10/22/43)[a]	13,163	13,922,596
4.75%, 10/02/43 (Call 04/02/43)[a]	8,777	9,852,425
4.88%, 07/08/40[a]	9,949	11,250,795
5.00%, 10/25/40	16,288	18,731,412
5.25%, 09/01/35	29,468	35,032,316
5.63%, 04/01/40	14,205	17,704,170
5.63%, 04/15/41	22,033	27,406,320
5.88%, 04/05/27[a]	5,939	7,358,395
6.20%, 04/15/38	25,811	33,971,021
6.50%, 08/15/37	35,363	47,938,610
7.55%, 02/15/30	11,697	16,902,572
Walgreen Co.
3.10%, 09/15/22	11,414	11,465,575
Walgreens Boots Alliance Inc.
2.60%, 06/01/21 (Call 05/01/21)	13,645	13,619,630
3.10%, 06/01/23 (Call 04/01/23)[a]	11,910	11,923,479
3.30%, 11/18/21 (Call 09/18/21)[a]	13,505	13,807,977

SCHEDULES OF INVESTMENTS	155

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
3.45%, 06/01/26 (Call 03/01/26)[a]	$24,420	$24,001,136
3.80%, 11/18/24 (Call 08/18/24)	24,115	24,604,033
4.80%, 11/18/44 (Call 05/18/44)	18,655	19,317,174

		1,228,653,097
SEMICONDUCTORS — 1.63%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)[a]	16,303	16,213,997
3.90%, 12/15/25 (Call 09/15/25)	8,000	8,227,414
Applied Materials Inc.
4.30%, 06/15/21	7,894	8,487,685
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (Call 12/15/21)[b]	44,250	44,276,957
3.63%, 01/15/24 (Call 11/15/23)[b]	40,080	40,451,481
3.88%, 01/15/27 (Call 10/15/26)[b]	63,234	63,630,110
Intel Corp.
2.45%, 07/29/20	22,045	22,403,787
2.60%, 05/19/26 (Call 02/19/26)[a]	16,350	15,809,330
2.70%, 12/15/22	17,984	18,123,622
3.10%, 07/29/22	10,705	11,047,106
3.30%, 10/01/21[a]	21,693	22,684,791
3.70%, 07/29/25 (Call 04/29/25)[a]	28,015	29,432,144
4.00%, 12/15/32	6,919	7,243,424
4.10%, 05/19/46 (Call 11/19/45)	15,830	15,995,037
4.25%, 12/15/42	10,423	10,794,259
4.80%, 10/01/41[a]	17,518	19,578,311
4.90%, 07/29/45 (Call 01/29/45)	21,124	23,994,450
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)[a]	6,055	6,072,385

Security	Principal (000s)	Value
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)[a]	$12,589	$12,359,798
3.20%, 09/16/26 (Call 06/16/26)	7,466	7,244,000
QUALCOMM Inc.
2.25%, 05/20/20	22,619	22,708,162
3.00%, 05/20/22	24,617	24,939,195
3.45%, 05/20/25 (Call 02/20/25)[a]	17,835	18,033,812
4.65%, 05/20/35 (Call 11/20/34)	15,714	16,478,048
4.80%, 05/20/45 (Call 11/20/44)[a]	21,218	22,202,029

		508,431,334
SOFTWARE — 4.31%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)[a,b]	13,350	12,984,131
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)[a]	2,750	2,688,432
3.00%, 08/15/26 (Call 05/15/26)	14,823	14,047,235
3.50%, 04/15/23 (Call 01/15/23)	11,300	11,466,394
3.63%, 10/15/20 (Call 09/15/20)	18,182	18,832,308
5.00%, 10/15/25 (Call 07/15/25)	18,730	20,502,905
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	7,940	8,007,276
3.85%, 06/01/25 (Call 03/01/25)[a]	11,480	11,775,130
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	45,290	43,991,785
1.85%, 02/12/20 (Call 01/12/20)[a]	9,958	9,990,077
2.00%, 11/03/20 (Call 10/03/20)[a]	29,060	29,158,255

156	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
2.00%, 08/08/23 (Call 06/08/23)	$21,149	$20,348,354
2.13%, 11/15/22[a]	7,802	7,632,548
2.38%, 02/12/22 (Call 01/12/22)	29,295	29,375,467
2.38%, 05/01/23 (Call 02/01/23)[a]	12,150	11,974,097
2.40%, 02/06/22 (Call 01/06/22)	15,000	15,052,015
2.40%, 08/08/26 (Call 05/08/26)	50,926	48,360,282
2.65%, 11/03/22 (Call 09/03/22)	16,040	16,187,151
2.70%, 02/12/25 (Call 11/12/24)[a]	24,748	24,381,858
2.88%, 02/06/24 (Call 12/06/23)	25,000	25,156,727
3.00%, 10/01/20	8,903	9,229,786
3.13%, 11/03/25 (Call 08/03/25)[a]	34,272	34,550,744
3.30%, 02/06/27 (Call 11/06/26)	40,000	40,687,544
3.45%, 08/08/36 (Call 02/08/36)	26,424	25,303,319
3.50%, 02/12/35 (Call 08/12/34)	16,032	15,488,632
3.50%, 11/15/42	11,852	10,941,580
3.63%, 12/15/23 (Call 09/15/23)	19,177	20,220,461
3.70%, 08/08/46 (Call 02/08/46)	60,380	57,125,874
3.75%, 02/12/45 (Call 08/12/44)	19,918	18,962,115
3.95%, 08/08/56 (Call 02/08/56)	25,767	24,252,676
4.00%, 02/12/55 (Call 08/12/54)	26,135	24,878,662
4.10%, 02/06/37 (Call 08/06/36)	30,175	31,281,451
4.20%, 11/03/35 (Call 05/03/35)[a]	11,295	11,852,736
4.45%, 11/03/45 (Call 05/03/45)[a]	36,179	38,349,841
4.50%, 10/01/40	9,518	10,236,549

Security	Principal (000s)	Value
4.50%, 02/06/57 (Call 08/06/56)	$26,250	$27,206,650
4.75%, 11/03/55 (Call 05/03/55)[a]	11,410	12,325,461
5.20%, 06/01/39	10,274	12,036,940
5.30%, 02/08/41[a]	12,058	14,377,406
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)	35,000	36,146,600
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)[a]	55,665	54,621,437
2.40%, 09/15/23 (Call 07/15/23)[a]	26,142	25,553,672
2.50%, 05/15/22 (Call 03/15/22)[a]	38,330	38,291,340
2.50%, 10/15/22[a]	28,400	28,221,674
2.65%, 07/15/26 (Call 04/15/26)[a]	37,610	36,001,195
2.80%, 07/08/21[a]	17,502	17,874,975
2.95%, 05/15/25 (Call 02/15/25)[a]	34,625	34,285,910
3.40%, 07/08/24 (Call 04/08/24)[a]	27,688	28,501,111
3.63%, 07/15/23	12,458	13,066,050
3.85%, 07/15/36 (Call 01/15/36)[a]	9,575	9,494,146
3.88%, 07/15/20	9,651	10,246,157
3.90%, 05/15/35 (Call 11/15/34)	13,397	13,388,488
4.00%, 07/15/46 (Call 01/15/46)[a]	45,255	43,870,401
4.13%, 05/15/45 (Call 11/15/44)	20,856	20,597,642
4.30%, 07/08/34 (Call 01/08/34)[a]	22,861	24,057,403
4.38%, 05/15/55 (Call 11/15/54)[a]	16,739	16,661,507
4.50%, 07/08/44 (Call 01/08/44)[a]	11,468	11,970,792
5.38%, 07/15/40	21,404	25,068,919
6.13%, 07/08/39	13,627	17,376,555
6.50%, 04/15/38	13,889	18,280,599

		1,344,797,427

SCHEDULES OF INVESTMENTS	157

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 7.30%
AT&T Corp.
8.25%, 11/15/31	$1,336	$1,838,192
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)[a]	36,790	36,833,806
2.63%, 12/01/22 (Call 09/01/22)	23,172	22,487,814
2.80%, 02/17/21 (Call 01/17/21)[a]	23,369	23,409,054
3.00%, 02/15/22[a]	22,128	22,068,606
3.00%, 06/30/22 (Call 04/30/22)	46,050	45,764,016
3.20%, 03/01/22 (Call 02/01/22)	5,000	5,026,282
3.40%, 05/15/25 (Call 02/15/25)[a]	57,594	55,735,303
3.60%, 02/17/23 (Call 12/17/22)[a]	31,410	31,719,275
3.80%, 03/15/22[a]	20,142	20,752,206
3.80%, 03/01/24 (Call 01/01/24)	5,000	5,054,479
3.88%, 08/15/21[a]	28,748	29,829,339
3.90%, 03/11/24 (Call 12/11/23)	15,377	15,612,805
3.95%, 01/15/25 (Call 10/15/24)	16,610	16,716,968
4.13%, 02/17/26 (Call 11/17/25)[a]	30,123	30,558,648
4.25%, 03/01/27 (Call 12/01/26)	15,000	15,255,894
4.30%, 12/15/42 (Call 06/15/42)	21,476	18,878,912
4.35%, 06/15/45 (Call 12/15/44)[a]	37,566	33,290,437
4.45%, 05/15/21[a]	15,595	16,539,510
4.45%, 04/01/24 (Call 01/01/24)	12,111	12,674,894
4.50%, 05/15/35 (Call 11/15/34)[a]	33,954	32,328,490
4.50%, 03/09/48 (Call 09/09/47)	25,696	23,059,033
4.55%, 03/09/49 (Call 09/09/48)	29,054	26,096,399

Security	Principal (000s)	Value
4.60%, 02/15/21 (Call 11/15/20)	$12,495	$13,313,055
4.75%, 05/15/46 (Call 11/15/45)	51,214	47,950,250
4.80%, 06/15/44 (Call 12/15/43)	34,675	32,856,608
5.00%, 03/01/21[a]	15,259	16,489,976
5.15%, 03/15/42	16,095	15,946,514
5.20%, 03/15/20	11,075	11,960,147
5.25%, 03/01/37 (Call 09/01/36)	25,000	25,760,385
5.35%, 09/01/40[a]	28,819	29,364,982
5.45%, 03/01/47 (Call 09/01/46)	21,935	22,516,615
5.55%, 08/15/41[a]	14,423	15,029,271
5.65%, 02/15/47 (Call 08/15/46)[a]	15,929	16,850,529
5.70%, 03/01/57 (Call 09/01/56)	10,000	10,303,421
6.00%, 08/15/40 (Call 05/15/40)	18,475	20,349,058
6.30%, 01/15/38	17,178	19,497,537
6.38%, 03/01/41	18,557	21,131,615
6.50%, 09/01/37	2,075	2,413,846
6.55%, 02/15/39	10,075	11,704,748
British Telecommunications PLC
9.13%, 12/15/30	32,826	48,918,054
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	29,640	29,067,331
2.20%, 02/28/21[a]	30,308	30,348,928
2.20%, 09/20/23 (Call 07/20/23)	11,450	11,074,719
2.45%, 06/15/20[a]	18,940	19,219,026
2.50%, 09/20/26 (Call 06/20/26)[a]	16,447	15,755,254
2.95%, 02/28/26[a]	9,750	9,706,908
3.63%, 03/04/24[a]	14,906	15,690,618
5.50%, 01/15/40[a]	19,503	24,077,068
5.90%, 02/15/39	25,433	32,593,893
Deutsche Telekom International Finance BV
8.75%, 06/15/30	37,206	54,827,338

158	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal (000s)	Value
New Cingular Wireless Services Inc.
8.75%, 03/01/31	$10,969	$15,626,395
Orange SA
4.13%, 09/14/21[a]	11,669	12,331,846
5.38%, 01/13/42	12,542	14,148,675
5.50%, 02/06/44 (Call 08/06/43)[a]	9,307	10,744,670
9.00%, 03/01/31[a]	28,643	42,662,119
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	7,759	8,182,354
5.00%, 03/15/44 (Call 09/15/43)[a]	12,294	13,239,713
Telefonica Emisiones SAU
4.57%, 04/27/23[a]	9,205	9,798,033
5.13%, 04/27/20[a]	16,928	18,180,218
5.46%, 02/16/21[a]	14,053	15,426,436
7.05%, 06/20/36[a]	20,895	25,108,036
Telefonica Europe BV
8.25%, 09/15/30	12,388	16,698,121
Verizon Communications Inc.
1.75%, 08/15/21 (Call 07/15/21)	12,922	12,373,035
2.45%, 11/01/22 (Call 08/01/22)[a]	23,726	23,016,547
2.63%, 08/15/26[a]	20,531	18,795,607
2.95%, 03/15/22[b]	32,710	32,645,094
3.00%, 11/01/21 (Call 09/01/21)	18,078	18,224,797
3.45%, 03/15/21[a]	12,685	13,063,593
3.50%, 11/01/21[a]	18,711	19,263,586
3.50%, 11/01/24 (Call 08/01/24)	37,505	37,534,693
3.85%, 11/01/42 (Call 05/01/42)	15,524	13,152,695
4.13%, 08/15/46[a]	10,150	8,887,638
4.15%, 03/15/24 (Call 12/15/23)	16,729	17,442,134
4.27%, 01/15/36	29,693	28,012,845
4.40%, 11/01/34 (Call 05/01/34)	39,399	37,909,820
4.50%, 09/15/20	40,976	43,766,224
4.52%, 09/15/48	73,390	67,290,454
4.60%, 04/01/21[a]	15,724	16,872,640

Security	Principal (000s)	Value
4.67%, 03/15/55[a]	$62,340	$56,790,848
4.75%, 11/01/41[a]	7,378	7,165,680
4.81%, 03/15/39[b]	21,960	21,824,538
4.86%, 08/21/46	58,947	57,659,326
5.01%, 04/15/49[b]	37,193	36,569,065
5.01%, 08/21/54	66,060	63,665,563
5.05%, 03/15/34 (Call 12/15/33)	17,177	17,715,449
5.15%, 09/15/23	103,652	114,069,378
6.00%, 04/01/41	4,973	5,669,064
6.40%, 09/15/33	4,711	5,611,609
6.40%, 02/15/38	700	834,114
6.55%, 09/15/43	44,939	55,062,552
Vodafone Group PLC
2.50%, 09/26/22[a]	11,468	11,155,913
2.95%, 02/19/23[a]	18,802	18,483,549
4.38%, 02/19/43[a]	13,257	12,125,278
6.15%, 02/27/37	17,248	19,687,336

		2,280,735,336
TRANSPORTATION — 0.83%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)[a]	950	951,188
3.85%, 09/01/23 (Call 06/01/23)	11,204	11,886,339
3.90%, 08/01/46 (Call 02/01/46)[a]	8,975	8,825,881
4.15%, 04/01/45 (Call 10/01/44)	11,776	11,965,907
4.45%, 03/15/43 (Call 09/15/42)[a]	12,386	13,050,153
4.55%, 09/01/44 (Call 03/01/44)	15,210	16,398,522
4.90%, 04/01/44 (Call 10/01/43)	9,630	10,869,824
5.75%, 05/01/40 (Call 11/01/39)	11,642	14,334,286
Canadian Pacific Railway Co.
6.13%, 09/15/15 (Call 03/15/15)[a]	10,673	12,827,618
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)[a]	2,460	2,315,770

SCHEDULES OF INVESTMENTS	159

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Security	Principal or Shares (000s)	Value
3.80%, 11/01/46 (Call 05/01/46)	$4,670	$4,333,766
4.10%, 03/15/44 (Call 09/15/43)[a]	10,570	10,282,498
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)[a]	6,210	6,198,928
4.00%, 01/15/24	8,299	8,798,878
4.40%, 01/15/47 (Call 07/15/46)[a]	8,500	8,443,064
4.55%, 04/01/46 (Call 10/01/45)	15,710	16,073,204
4.75%, 11/15/45 (Call 05/15/45)	18,370	19,259,608
5.10%, 01/15/44	13,549	14,786,383
Union Pacific Corp.
3.80%, 10/01/51 (Call 04/01/51)	6,590	6,305,127
4.16%, 07/15/22 (Call 04/15/22)[a]	9,458	10,180,307
United Parcel Service Inc.
2.45%, 10/01/22[a]	11,941	11,965,653
3.13%, 01/15/21[a]	17,031	17,660,580
6.20%, 01/15/38	16,815	22,263,748

		259,977,232
WATER — 0.00%
American Water Capital Corp.
6.59%, 10/15/37	965	1,289,064

		1,289,064

TOTAL CORPORATE BONDS & NOTES
(Cost: $31,266,555,081)		30,890,333,686

SHORT-TERM INVESTMENTS — 9.17%

MONEY MARKET FUNDS — 9.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[d,e,f]	2,651,900	2,652,961,088
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[d,e]	212,138	212,138,298

		2,865,099,386

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,864,183,437)		2,865,099,386

Value
TOTAL INVESTMENTS IN SECURITIES — 108.06%
(Cost: $34,130,738,518)[g]	$33,755,433,072
Other Assets, Less Liabilities — (8.06)%	(2,517,240,066)

NET ASSETS — 100.00%	$31,238,193,006

VRN — Variable Rate Note

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $34,139,743,080. Net unrealized depreciation was $384,310,008, of which $136,429,762 represented gross unrealized appreciation on securities and $520,739,770 represented gross unrealized depreciation on securities.

160	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of year (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of year (000s)	Value at end of year	Interest income	Net realized gain (loss)
PNC Bank N.A.
2.15%, 04/29/21	$—	$16,970	$(300)	$16,670	$16,505,304	$187,546	$(885)
2.20%, 01/28/19	6,275	—	(6,275)	—	—	2,602	(53,213)
2.25%, 07/02/19	7,750	1,400	(9,150)	—	—	78,263	157,912
2.30%, 06/01/20	—	9,050	(20)	9,030	9,070,802	35,989	(391)
2.40%, 10/18/19	12,750	3,000	(12,030)	3,720	3,766,187	249,048	151,409
2.45%, 11/05/20	2,400	9,950	(5,440)	6,910	6,950,637	174,320	(9,863)
2.55%, 12/09/21	—	8,500	(40)	8,460	8,457,408	39,155	(369)
2.60%, 07/21/20	11,000	1,880	(5,440)	7,440	7,529,061	262,025	38,374
2.70%, 11/01/22	9,587	9,275	(12,370)	6,492	6,455,534	347,919	(7,426)
2.95%, 01/30/23	7,300	5,113	(60)	12,353	12,353,414	235,321	(171)
2.95%, 02/23/25	17,300	6,500	(11,470)	12,330	12,213,507	525,041	289,824
3.25%, 06/01/25	—	13,480	(240)	13,240	13,379,932	104,367	(587)
3.80%, 07/25/23	15,653	8,000	(13,630)	10,023	10,488,263	344,252	662,082
PNC Financial Services Group Inc. (The)
3.30%, 03/08/22[a]	9,569	2,750	(2,090)	10,229	10,566,238	291,457	73,846
3.90%, 04/29/24	12,540	3,100	(5,380)	10,260	10,627,282	483,668	321,404
4.38%, 08/11/20[a]	10,724	50	(2,070)	8,704	9,284,792	273,114	111,587
5.13%, 02/08/20[a]	3,965	1,100	(40)	5,025	5,442,429	133,297	1,064

					$143,090,790	$3,767,384	$1,734,597

[a]	Security name at the beginning of the year was PNC Funding Corp.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$30,890,333,686	$—	$30,890,333,686
Money market funds	2,865,099,386	—	—	2,865,099,386

Total	$2,865,099,386	$30,890,333,686	$—	$33,755,433,072

See notes to financial statements.

SCHEDULES OF INVESTMENTS	161

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2017

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$18,239,893,331	$31,122,697,890
Affiliated (Note 2)	5,118,428,075	3,008,040,628

Total cost of investments	$23,358,321,406	$34,130,738,518

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$18,176,865,396	$30,747,242,896
Affiliated (Note 2)	5,120,059,646	3,008,190,176

Total fair value of investments	23,296,925,042	33,755,433,072
Cash	807,948	1,969
Receivables:
Investment securities sold	32,516,449	99,757,387
Due from custodian (Note 4)	21,892,714	10,653,946
Dividends and interest	305,209,539	311,860,875
Capital shares sold	—	15,859,968

Total Assets	23,657,351,692	34,193,567,217

LIABILITIES
Payables:
Investment securities purchased	132,191,019	300,126,605
Collateral for securities on loan (Note 1)	4,922,149,765	2,651,786,108
Capital shares redeemed	1,086,439	146,711
Securities related to in-kind transactions (Note 4)	494,911	—
Investment advisory fees (Note 2)	6,930,926	3,314,787

Total Liabilities	5,062,853,060	2,955,374,211

NET ASSETS	$18,594,498,632	$31,238,193,006

Net assets consist of:
Paid-in capital	$19,338,639,058	$31,652,588,981
Undistributed net investment income	81,280,724	75,158,186
Accumulated net realized loss	(764,024,786)	(114,248,715)
Net unrealized depreciation	(61,396,364)	(375,305,446)

NET ASSETS	$18,594,498,632	$31,238,193,006

Shares outstanding[b]	211,100,000	263,800,000

Net asset value per share	$88.08	$118.42

[a]	Securities on loan with values of $4,694,244,703 and $2,557,077,078, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

162	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2017

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$499,585	$324,646
Interest — unaffiliated	971,160,835	988,504,096
Interest — affiliated (Note 2)	—	3,767,384
Securities lending income — affiliated — net (Note 2)	24,362,507	9,083,144

Total investment income	996,022,927	1,001,679,270

EXPENSES
Investment advisory fees (Note 2)	82,652,331	43,549,933

Total expenses	82,652,331	43,549,933

Net investment income	913,370,596	958,129,337

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(306,097,257)	17,438,316
Investments — affiliated (Note 2)	173,886	484,672
In-kind redemptions — unaffiliated	469,617,092	632,300,067
In-kind redemptions — affiliated (Note 2)	—	1,508,956
Realized gain distributions from affiliated funds	11,174	10,544

Net realized gain	163,704,895	651,742,555

Net change in unrealized appreciation/depreciation	1,590,409,253	47,173,262

Net realized and unrealized gain	1,754,114,148	698,915,817

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,667,484,744	$1,657,045,154

See notes to financial statements.

FINANCIAL STATEMENTS	163

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28, 2017	Year ended February 29, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$913,370,596	$817,123,862	$958,129,337	$776,260,988
Net realized gain (loss)	163,704,895	(550,544,427)	651,742,555	(23,933,659)
Net change in unrealized appreciation/depreciation	1,590,409,253	(1,614,136,767)	47,173,262	(1,243,443,520)

Net increase (decrease) in net assets resulting from operations	2,667,484,744	(1,347,557,332)	1,657,045,154	(491,116,191)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(894,276,174)	(826,678,362)	(950,827,137)	(766,535,606)

Total distributions to shareholders	(894,276,174)	(826,678,362)	(950,827,137)	(766,535,606)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	26,246,586,037	15,759,326,271	25,263,588,527	21,273,520,436
Cost of shares redeemed	(24,969,218,372)	(16,062,347,566)	(19,802,911,391)	(16,988,727,472)

Net increase (decrease) in net assets from capital share transactions	1,277,367,665	(303,021,295)	5,460,677,136	4,284,792,964

INCREASE (DECREASE) IN NET ASSETS	3,050,576,235	(2,477,256,989)	6,166,895,153	3,027,141,167

NET ASSETS
Beginning of year	15,543,922,397	18,021,179,386	25,071,297,853	22,044,156,686

End of year	$18,594,498,632	$15,543,922,397	$31,238,193,006	$25,071,297,853

Undistributed net investment income included in net assets at end of year	$81,280,724	$62,175,544	$75,158,186	$67,846,436

SHARES ISSUED AND REDEEMED
Shares sold	310,500,000	188,200,000	210,900,000	183,000,000
Shares redeemed	(295,900,000)	(188,200,000)	(165,500,000)	(146,100,000)

Net increase in shares outstanding	14,600,000	—	45,400,000	36,900,000

See notes to financial statements.

164	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF
	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of year	$79.10	$91.71	$94.64	$93.71	$91.40

Income from investment operations:
Net investment income[a]	4.64	4.79	4.96	5.58	6.15
Net realized and unrealized gain (loss)[b]	8.89	(12.62)	(2.89)	0.98	2.31

Total from investment operations	13.53	(7.83)	2.07	6.56	8.46

Less distributions from:
Net investment income	(4.55)	(4.78)	(5.00)	(5.63)	(6.15)

Total distributions	(4.55)	(4.78)	(5.00)	(5.63)	(6.15)

Net asset value, end of year	$88.08	$79.10	$91.71	$94.64	$93.71

Total return	17.54%	(8.76)%	2.22%	7.31%	9.68%

Ratios/Supplemental data:
Net assets, end of year (000s)	$18,594,499	$15,543,922	$18,021,179	$13,580,859	$15,077,490
Ratio of expenses to average net assets	0.49%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	5.46%	5.60%	5.37%	6.01%	6.73%
Portfolio turnover rate[c]	13%	11%	11%	11%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	165

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of year	$114.80	$121.46	$117.02	$120.06	$116.86

Income from investment operations:
Net investment income[a]	3.88	4.00	4.06	4.25	4.60
Net realized and unrealized gain (loss)[b]	3.63	(6.70)	4.42	(2.94)	3.22

Total from investment operations	7.51	(2.70)	8.48	1.31	7.82

Less distributions from:
Net investment income	(3.89)	(3.96)	(4.04)	(4.35)	(4.61)
Net realized gain	—	—	—	—	(0.01)

Total distributions	(3.89)	(3.96)	(4.04)	(4.35)	(4.62)

Net asset value, end of year	$118.42	$114.80	$121.46	$117.02	$120.06

Total return	6.57%	(2.19)%	7.35%	1.19%	6.81%

Ratios/Supplemental data:
Net assets, end of year (000s)	$31,238,193	$25,071,298	$22,044,157	$16,898,301	$24,037,003
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	3.24%	3.44%	3.42%	3.66%	3.87%
Portfolio turnover rate[c]	11%	13%	9%	6%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

166	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services

NOTES TO FINANCIAL STATEMENTS	167

Notes to Financial Statements (Continued)

iSHARES® TRUST

generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

168	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	169

Notes to Financial Statements (Continued)

iSHARES® TRUST

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBoxx $ High Yield Corporate Bond
Barclays Capital Inc.	$614,071,338	$614,071,338	$—
BMO Capital Markets	171,386,055	171,386,055	—
BNP Paribas New York Branch	17,252,319	17,252,319	—
BNP Paribas Prime Brokerage Inc.	51,621,008	51,621,008	—
BNP Paribas Prime Brokerage International Ltd.	71,050,830	71,050,830	—
Citigroup Global Markets Inc.	713,433,760	713,433,760	—
Credit Suisse Securities (USA) LLC	263,785,945	263,785,945	—
Deutsche Bank Securities Inc.	407,200,560	407,200,560	—
Goldman Sachs & Co.	254,495,119	254,495,119	—
HSBC Securities (USA) Inc.	14,426,674	14,426,674	—
ING Financial Markets LLC	12,014,363	12,014,363	—
Jefferies LLC	82,802,542	82,802,542	—
JPMorgan Securities LLC	872,727,259	872,727,259	—
Merrill Lynch, Pierce, Fenner & Smith	167,417,690	167,417,690	—
Morgan Stanley & Co. LLC	221,856,308	221,856,308	—
MUFG Securities Americas Inc.	546,863	546,863	—
RBC Capital Markets LLC	245,295,822	245,295,822	—
Scotia Capital (USA) Inc.	13,813,058	13,813,058	—
SG Americas Securities LLC	212,891,987	212,891,987	—
State Street Bank & Trust Company	10,452,334	10,452,334	—
UBS Securities LLC	189,657,196	189,657,196	—
Wells Fargo Securities LLC	86,045,673	86,045,673	—

	$4,694,244,703	$4,694,244,703	$—

170	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBoxx $ Investment Grade Corporate Bond
Barclays Capital Inc.	$128,471,878	$128,471,878	$—
BMO Capital Markets	9,092,368	9,092,368	—
BNP Paribas New York Branch	2,978,911	2,978,911	—
BNP Paribas Prime Brokerage Inc.	28,093,131	28,093,131	—
BNP Paribas Prime Brokerage International Ltd.	49,369,590	49,369,590	—
Citigroup Global Markets Inc.	121,546,904	121,546,904	—
Credit Suisse Securities (USA) LLC	93,654,646	93,654,646	—
Deutsche Bank Securities Inc.	45,683,096	45,683,096	—
Goldman Sachs & Co.	397,645,501	397,645,501	—
HSBC Securities (USA) Inc.	180,740,240	180,740,240	—
ING Financial Markets LLC	6,171,618	6,171,618	—
Jefferies LLC	66,550,300	66,550,300	—
JPMorgan Securities LLC	405,736,447	405,736,447	—
Merrill Lynch, Pierce, Fenner & Smith	176,725,438	176,725,438	—
Morgan Stanley & Co. LLC	154,409,601	154,409,601	—
MUFG Securities Americas Inc.	69,260,174	69,260,174	—
RBC Capital Markets LLC	130,303,772	130,303,772	—
RBS Securities Inc.	12,421,579	12,421,579	—
Scotia Capital (USA) Inc.	10,364,054	10,364,054	—
SG Americas Securities LLC	181,795,079	181,795,079	—
State Street Bank & Trust Company	1,070,463	1,070,463	—
UBS Securities LLC	123,720,132	123,720,132	—
Wells Fargo Securities LLC	161,272,156	161,272,156	—

	$2,557,077,078	$2,557,077,078	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued an update to amend the amortization period for certain purchased callable debt securities held at a premium. The amendments shorten the amortization period for premiums to the earliest call date, but do not require an accounting change for securities held at a discount. The amendments are effective for financial statements for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

NOTES TO FINANCIAL STATEMENTS	171

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $19 billion
0.4750	[a]	Over $19 billion, up to and including $33 billion
0.4513	[a]	Over $33 billion, up to and including $47 billion[b]
0.4287	[a]	Over $47 billion[b]

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.
[b]	Breakpoint level was amended effective July 1, 2016.

For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.1500%		First $121 billion
0.1425	[a]	Over $121 billion, up to and including $181 billion
0.1354	[a]	Over $181 billion, up to and including $231 billion
0.1287	[a]	Over $231 billion, up to and including $281 billion
0.1222	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

172	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended February 28, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
iBoxx $ High Yield Corporate Bond	$7,084,213
iBoxx $ Investment Grade Corporate Bond	3,057,252

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$—	$111,953,277
iBoxx $ Investment Grade Corporate Bond	282,963,210	788,507,981

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2017 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$—	$—	$3,243,637,059	$2,176,524,716
iBoxx $ Investment Grade Corporate Bond	14,467,969	53,295,749	4,426,841,713	3,234,189,359

In-kind transactions (see Note 4) for the year ended February 28, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate Bond	$24,584,810,590	$24,238,507,974
iBoxx $ Investment Grade Corporate Bond	23,911,121,116	19,450,930,889

NOTES TO FINANCIAL STATEMENTS	173

Notes to Financial Statements (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Mortgage-backed securities and securities with longer durations tend to be more sensitive to interest rate

174	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

changes, usually making them more volatile than other types of bonds or securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s) or are unrated, may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of February 28, 2017, attributable to the expiration of capital loss carryforwards and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
iBoxx $ High Yield Corporate Bond	$460,939,695	$10,758	$(460,950,453)
iBoxx $ Investment Grade Corporate Bond	626,769,771	9,550	(626,779,321)

NOTES TO FINANCIAL STATEMENTS	175

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended February 28, 2017 and February 29, 2016 was as follows:

iShares ETF	2017	2016
iBoxx $ High Yield Corporate Bond
Ordinary income	$894,276,174	$826,678,362

iBoxx $ Investment Grade Corporate Bond
Ordinary income	$950,827,137	$766,535,606

As of February 28, 2017, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
iBoxx $ High Yield Corporate Bond	$81,280,724	$(763,658,492)	$(61,762,658)	$(744,140,426)
iBoxx $ Investment Grade Corporate Bond	75,158,186	(105,244,153)	(384,310,008)	(414,395,975)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of February 28, 2017, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Total
iBoxx $ High Yield Corporate Bond	$763,480,673	$177,819	$763,658,492
iBoxx $ Investment Grade Corporate Bond	105,244,153	—	105,244,153

[a]	Must be utilized prior to losses subject to expiration.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

176	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of the iShares iBoxx $ High Yield Corporate Bond ETF and

iShares iBoxx $ Investment Grade Corporate Bond ETF

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (constituting funds of the iShares Trust, hereafter referred to as the “Funds”) as of February 28, 2017, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of February 28, 2017 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies were not received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 19, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	177

Notes:

178	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1010-0417

APRIL 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

➢	iShares Interest Rate Hedged Emerging Markets Bond ETF | EMBH | NYSE Arca

Fund Performance Overview

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

Performance as of April 30, 2017

The iShares Interest Rate Hedged Emerging Markets Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, emerging market bonds. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares J.P. Morgan USD Emerging Markets Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 5.93%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	11.28%	6.10%	11.28%	11.09%
Fund Market	11.10%	6.00%	11.10%	10.92%
J.P. Morgan EMBI Global Core Swap Hedged Index	11.59%	6.26%	11.59%	11.37%

The inception date of the Fund was 7/22/15. The first day of secondary market trading was 7/23/15.

The J.P. Morgan EMBI Global Core Swap Hedged Index is an unmanaged index that consists of the J.P. Morgan EMBI® Global Core Index plus interest rate swaps that intend to hedge the interest rate exposure of the J.P. Morgan EMBI® Global Core Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a,b]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,059.30	$0.51	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

FUND PERFORMANCE OVERVIEW	5

Fund Performance Overview (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

ALLOCATION BY CREDIT QUALITY 1

As of 4/30/17

Moody’s Credit Rating [2]	Percentage of Total Investments [3]
Aa	3.97%
A	14.96
Baa	33.83
Ba	20.27
B	15.56
Caa	5.09
Not Rated	6.32

TOTAL	100.00%

TEN LARGEST COUNTRIES 1

As of 4/30/17

Country	Percentage of Total Investments [3]
Mexico	6.23%
Indonesia	5.07
Turkey	4.61
Russia	4.53
Philippines	4.18
Argentina	3.95
China	3.92
Brazil	3.88
Colombia	3.59
Hungary	3.49

TOTAL	43.45%

[1]	Table shown is for the iShares J.P. Morgan USD Emerging Markets Bond ETF, the underlying fund in which the Fund invests.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2016 and held through April 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

April 30, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 95.30%

EXCHANGE-TRADED FUNDS — 95.30%
iShares J.P. Morgan USD Emerging Markets Bond ETF[a]	21,552	$2,482,790

		2,482,790

TOTAL INVESTMENT COMPANIES
(Cost: $2,361,463)		2,482,790

SHORT-TERM INVESTMENTS — 2.65%

MONEY MARKET FUNDS — 2.65%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[b,c]	69,096	69,096

		69,096

TOTAL SHORT-TERM INVESTMENTS
(Cost: $69,096)		69,096

Value
TOTAL INVESTMENTS IN SECURITIES — 97.95%
(Cost: $2,430,559)[d]	$2,551,886
Other Assets, Less Liabilities — 2.05%	53,392

NET ASSETS — 100.00%	$2,605,278

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,430,559. Net unrealized appreciation was $121,327, of which $123,311 represented gross unrealized appreciation on securities and $1,984 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares J.P. Morgan USD Emerging Markets Bond ETF	20,552	11,776	(10,776)	21,552	$2,482,790	$74,241	$45,188

Schedule 2 — Swaps Contracts (Note 5)

Centrally cleared short interest rate swaps outstanding as of April 30, 2017 were as follows:

Fixed rate [a]	Floating rate [a]	Clearinghouse	Expiration date	Notional amount	Value	Premiums paid (received)	Unrealized appreciation (depreciation)
1.01%	3-month LIBOR	Chicago Mercantile	12/08/2018	$(75,000)	$595	$8	$587
1.17%	3-month LIBOR	Chicago Mercantile	12/08/2021	(1,275,000)	41,848	18,423	23,425
1.44%	3-month LIBOR	Chicago Mercantile	12/08/2026	(1,000,000)	72,402	38,040	34,362
1.77%	3-month LIBOR	Chicago Mercantile	12/08/2046	(125,000)	21,598	23,582	(1,984)

				Net unrealized appreciation			$56,390

[a]	The Fund pays the fixed rate and receives the floating rate.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

April 30, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$2,482,790	$—	$—	$2,482,790
Money market funds	69,096	—	—	69,096

Total	$2,551,886	$—	$—	$2,551,886

Derivative financial instruments[a]:
Assets:
Centrally cleared interest rate swaps	$—	$58,374	$—	$58,374
Liabilities:
Centrally cleared interest rate swaps	—	(1,984)	—	(1,984)

Total	$—	$56,390	$—	$56,390

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	9

Statement of Assets and Liabilities (Unaudited)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

April 30, 2017

ASSETS
Investments, at cost:
Affiliated (Note 2)	$2,430,559

Total cost of investments	$2,430,559

Investments in securities, at fair value (Note 1):
Affiliated (Note 2)	$2,551,886

Total fair value of investments	2,551,886
Cash pledged for centrally cleared swaps	55,000
Receivables:
Dividends	278

Total Assets	2,607,164

LIABILITIES
Payables:
Investment advisory fees (Note 2)	255
Variation margin on centrally cleared swaps	1,631

Total Liabilities	1,886

NET ASSETS	$2,605,278

Net assets consist of:
Paid-in capital	$2,452,484
Undistributed net investment income	6,363
Accumulated net realized loss	(31,286)
Net unrealized appreciation	177,717

NET ASSETS	$2,605,278

Shares outstanding[a]	100,000

Net asset value per share	$26.05

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

Six months ended April 30, 2017

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$74,532
Securities lending income — affiliated — net (Note 2)	1,930

Total investment income	76,462

EXPENSES
Investment advisory fees (Note 2)	12,940

Total expenses	12,940
Less investment advisory fees waived (Note 2)	(11,214)

Net expenses	1,726

Net investment income	74,736

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	164
In-kind redemptions — affiliated (Note 2)	45,188
Swap agreements	64,646
Realized gain distributions from affiliated funds	8

Net realized gain	110,006

Net change in unrealized appreciation/depreciation on:
Investments — affiliated (Note 2)	21,462
Swap agreements	10,744

Net change in unrealized appreciation/depreciation	32,206

Net realized and unrealized gain	142,212

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$216,948

See notes to financial statements.

FINANCIAL STATEMENTS	11

Statements of Changes in Net Assets

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$74,736	$117,337
Net realized gain (loss)	110,006	(149,146)
Net change in unrealized appreciation/depreciation	32,206	210,104

Net increase in net assets resulting from operations	216,948	178,295

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(68,373)	(88,749)
Return of capital	—	(2,962)

Total distributions to shareholders	(68,373)	(91,711)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,239,060	—
Cost of shares redeemed	(1,288,588)	—

Net decrease in net assets from capital share transactions	(49,528)	—

INCREASE IN NET ASSETS	99,047	86,584

NET ASSETS
Beginning of period	2,506,231	2,419,647

End of period	$2,605,278	$2,506,231

Undistributed net investment income included in net assets at end of period	$6,363	$—

SHARES ISSUED AND REDEEMED
Shares sold	50,000	—
Shares redeemed	(50,000)	—

Net increase (decrease) in shares outstanding	—	—

See notes to financial statements.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Period from Jul. 22, 2015[a] to Oct. 31, 2015
Net asset value, beginning of period	$25.06	$24.20	$25.05

Income from investment operations:
Net investment income[b]	0.55	1.17	0.33
Net realized and unrealized gain (loss)[c]	0.92	0.61	(0.95)

Total from investment operations	1.47	1.78	(0.62)

Less distributions from:
Net investment income	(0.48)	(0.89)	(0.23)
Return of capital	—	(0.03)	(0.00)[d]

Total distributions	(0.48)	(0.92)	(0.23)

Net asset value, end of period	$26.05	$25.06	$24.20

Total return	5.93%[e]	7.49%	(2.43)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,605	$2,506	$2,420
Ratio of expenses to average net assetsf,[g]	0.10%	0.10%	0.12%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets[f]	4.33%	4.82%	4.86%
Portfolio turnover rate[h,i]	0%[e]	3%	0%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. These ratios do not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 36 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Notes to Financial Statements (Unaudited)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Interest Rate Hedged Emerging Markets Bond	Non-diversified

Currently the Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an exchange-traded fund of iShares Trust (an “underlying fund”), an affiliate of the Fund. The financial statements and schedules of investments for the underlying fund can be found elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions from the underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Fund may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of April 30, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2017 and the total value of the related cash collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

RECENT ACCOUNTING STANDARD

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued a new rule, Investment Company Reporting Modernization, that modernizes and enhances the reporting and disclosure of information by registered investment companies. As part of these changes, the new rule amends Regulation S-X to require standardized, enhanced disclosures related to derivatives and updates to other disclosures in investment company financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is evaluating the impact, if any, of these changes on the Fund’s financial statements.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.75%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to reduce its investment advisory fee for the Fund through February 28, 2022 so that the investment advisory fee is equal to the acquired fund fees and expenses that would have been experienced by the Fund related to its investment in the iShares J.P. Morgan USD Emerging Markets Bond ETF (“EMB”), after taking into account any fee waivers by EMB, plus 0.10%.

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

For the six months ended April 30, 2017, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $630.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2017, were $162,394 and $  —, respectively.

In-kind purchases and sales (see Note 4) for the six months ended April 30, 2017, were $1,123,270 and $1,226,632, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

5.	INTEREST RATE SWAPS

Interest rate swaps are used to gain or reduce exposure to or manage duration, the yield curve or interest rate risk by economically hedging the value of fixed rate bonds, which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Swap agreements are privately negotiated in the over-the-counter market. The Fund enters into centrally cleared interest rate swaps.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the schedule of investments and cash deposited is recorded on the statement of assets and liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the statement of assets and liabilities. Payments received from (paid to) the CCP, including at termination, are recorded as realized gain (loss) in the statement of operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

The following table shows the value of interest rate swaps held by the Fund as of April 30, 2017 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Centrally cleared interest rate swaps:
Variation margin/Net assets consist of – net unrealized appreciation[a]	$58,374

[a]	Represents cumulative appreciation of centrally cleared interest rate swaps as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

Liabilities
Centrally cleared interest rate swaps:
Variation margin/Net assets consist of – net unrealized appreciation[b]	$1,984

[b]	Represents cumulative depreciation of centrally cleared interest rate swaps as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on interest rate swaps held by the Fund during the six months ended April 30, 2017 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Centrally cleared interest rate swaps:
Swap agreements	$64,646	$10,744

For the six months ended April 30, 2017, the average quarter-end notional amount of open interest rate swaps for the Fund (where the Fund pays the fixed rate) was $2,858,333.

6.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2016, the Fund’s fiscal year-end, the Fund had non-expiring capital loss carryforwards in the amount of $141,292 available to offset future realized capital gains.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. The Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	21

Supplemental Information (Unaudited)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.466647	$—	$0.010359	$0.477006	98%	—%	2%	100%

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Financial Information

April 30, 2017

iShares Trust

iShares J.P. Morgan USD Emerging Markets Bond ETF | EMB | NYSE Arca

Schedule of Investments (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 15.96%

AZERBAIJAN — 0.58%
Southern Gas Corridor CJSC
6.88%, 03/24/26[b]	$56,500	$62,432,500

		62,432,500
CHILE — 1.39%
Corp. Nacional del Cobre de Chile
3.00%, 07/17/22[b]	33,902	34,205,762
3.75%, 11/04/20[b]	26,424	27,644,260
3.88%, 11/03/21[b]	30,993	32,488,412
4.50%, 09/16/25[b]	53,134	56,155,731

		150,494,165
CHINA — 3.29%
Amber Circle Funding Ltd.
3.25%, 12/04/22[b]	11,920	12,066,561
Charming Light Investments Ltd.
3.75%, 09/03/19[b]	13,687	13,958,154
China Development Bank Corp.
1.63%, 06/22/19[b]	11,124	10,975,864
2.13%, 06/01/21[b]	20,030	19,649,238
2.50%, 10/09/20[b]	19,350	19,320,791
2.63%, 01/24/22[b]	10,100	10,062,125
CNOOC Curtis Funding No. 1 Pty Ltd.
4.50%, 10/03/23[b]	15,140	16,124,100
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	18,086	19,080,730
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/22[b]	27,235	28,359,568
4.88%, 05/17/42[b]	12,609	13,712,287
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[b]	27,596	29,276,497
Sinopec Group Overseas Development 2014 Ltd.
4.38%, 04/10/24[b]	24,651	26,048,076
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20[b]	36,099	36,041,274
3.25%, 04/28/25[b]	31,847	31,249,869

Security	Principal (000s)	Value
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21[b]	$20,350	$19,639,203
Sinopec Group Overseas Development 2017 Ltd.
2.38%, 04/12/20[c]	2,000	1,994,620
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[b]	12,255	12,360,076
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24[b]	23,267	24,580,618
Three Gorges Finance I Cayman Islands Ltd.
3.15%, 06/02/26[b]	12,624	12,276,840

		356,776,491
INDONESIA — 1.13%
Majapahit Holding BV
7.75%, 01/20/20[b]	14,236	15,962,115
Pelabuhan Indonesia II PT
4.25%, 05/05/25[b]	13,000	13,068,900
Pertamina Persero PT
4.30%, 05/20/23[b]	11,542	11,873,717
4.88%, 05/03/22[b]	11,696	12,361,736
5.25%, 05/23/21[b]	9,927	10,597,073
5.63%, 05/20/43[b]	11,303	11,633,952
6.00%, 05/03/42[b]	10,030	10,656,875
6.45%, 05/30/44[b]	18,422	20,770,252
Perusahaan Listrik Negara PT
5.25%, 10/24/42[b]	9,860	9,764,753
5.50%, 11/22/21[b]	5,180	5,639,725

		122,329,098
KAZAKHSTAN — 1.21%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[b]	29,665	29,442,513
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	28,975	30,496,187
KazMunayGas National Co. JSC
6.38%, 04/09/21[b]	30,066	32,997,435
7.00%, 05/05/20[b]	34,624	37,947,904

		130,884,039

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2017

Security	Principal (000s)	Value
MALAYSIA — 1.98%
Petronas Capital Ltd.
3.50%, 03/18/25[b]	$39,870	$40,670,817
4.50%, 03/18/45[b]	37,406	39,140,823
5.25%, 08/12/19[b]	52,381	55,720,289
7.88%, 05/22/22[b]	26,324	32,438,878
Petronas Global Sukuk Ltd.
2.71%, 03/18/20[b]	46,307	46,654,302

		214,625,109
MEXICO — 3.31%
Banco Nacional de Comercio Exterior SNC
4.38%, 10/14/25[b]	8,724	8,887,575
Comision Federal de Electricidad
4.75%, 02/23/27[b]	7,000	7,052,500
4.88%, 05/26/21[b]	6,786	7,159,230
4.88%, 01/15/24[b]	9,400	9,752,500
Mexico City Airport Trust
4.25%, 10/31/26 (Call 07/31/26)[b]	8,000	8,090,000
5.50%, 10/31/46 (Call 04/30/46)[b]	7,350	7,268,048
Petroleos Mexicanos
3.50%, 07/23/20	8,930	9,030,016
3.50%, 01/30/23	18,158	17,375,390
4.25%, 01/15/25	5,476	5,319,660
4.50%, 01/23/26	9,148	8,901,004
4.63%, 09/21/23	8,668	8,718,274
4.88%, 01/24/22	22,215	22,959,203
4.88%, 01/18/24	14,384	14,513,456
5.50%, 01/21/21	24,101	25,547,060
5.50%, 06/27/44	18,456	16,234,820
5.63%, 01/23/46	21,438	19,058,382
6.00%, 03/05/20	9,900	10,672,200
6.38%, 02/04/21	10,900	11,916,970
6.38%, 01/23/45	18,058	17,609,259
6.50%, 03/13/27[b]	24,531	26,462,816
6.50%, 06/02/41	20,711	20,690,289
6.63%, 06/15/35	21,633	22,417,196
6.75%, 09/21/47	25,274	25,559,596
6.88%, 08/04/26	25,485	28,479,488

		359,674,932

Security	Principal (000s)	Value
OMAN — 0.23%
Lamar Funding Ltd.
3.96%, 05/07/25[b]	$25,863	$24,666,836

		24,666,836
PHILIPPINES — 0.22%
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[b]	18,661	23,937,211

		23,937,211
RUSSIA — 0.65%
Russian Railways via RZD Capital PLC
5.70%, 04/05/22[b]	15,299	16,427,301
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23[b]	11,800	12,655,500
6.03%, 07/05/22[b]	9,700	10,415,375
6.80%, 11/22/25[b]	13,558	15,151,065
6.90%, 07/09/20[b]	14,878	16,328,605

		70,977,846
SOUTH AFRICA — 0.94%
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[b]	34,747	34,920,735
6.75%, 08/06/23[b]	20,438	21,122,673
7.13%, 02/11/25[b]	26,789	27,713,221
Transnet SOC Ltd.
4.00%, 07/26/22[b]	19,191	18,713,144

		102,469,773
VENEZUELA — 1.03%
Petroleos de Venezuela SA
5.38%, 04/12/27[b]	25,917	9,906,850
5.50%, 04/12/37[b]	14,797	5,674,650
6.00%, 05/16/24[b]	50,211	19,849,826
6.00%, 11/15/26[b]	42,903	16,281,688
8.50%, 10/27/20[b]	29,450	23,074,075
9.00%, 11/17/21[b]	16,610	8,695,335
9.75%, 05/17/35[b]	26,213	12,451,285
12.75%, 02/17/22[b]	26,383	16,274,354

		112,208,063
TOTAL CORPORATE BONDS & NOTES
(Cost: $1,731,837,772)		1,731,476,063

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2017

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[a] — 82.26%

ANGOLA — 0.40%
Angolan Government International Bond
9.50%, 11/12/25[b]	$41,500	$43,471,250

		43,471,250
ARGENTINA — 3.88%
Argentine Republic Government International Bond
2.50%, 12/31/38[d]	64,750	43,058,767
5.63%, 01/26/22	33,777	35,178,746
6.63%, 07/06/28	13,032	13,331,736
6.88%, 04/22/21	58,738	64,259,372
6.88%, 01/26/27	40,852	43,160,138
7.13%, 07/06/36	20,452	20,697,424
7.50%, 04/22/26	80,935	88,664,292
7.63%, 04/22/46	33,054	35,185,983
8.28%, 12/31/33	69,301	77,229,136

		420,765,594
AZERBAIJAN — 0.55%
Republic of Azerbaijan International Bond
4.75%, 03/18/24[b]	34,699	35,392,980
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[b]	24,493	24,278,686

		59,671,666
BOLIVIA — 0.23%
Bolivian Government International Bond
4.50%, 03/20/28[c]	25,540	24,901,500

		24,901,500
BRAZIL — 3.81%
Banco Nacional de Desenvolvimento Economico e Social
5.75%, 09/26/23[b]	21,064	22,437,373
6.50%, 06/10/19[b]	11,635	12,478,538
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28[b]	14,481	14,191,380

Security	Principal (000s)	Value
Brazilian Government International Bond
2.63%, 01/05/23	$27,499	$25,684,066
4.25%, 01/07/25	61,923	61,675,308
4.88%, 01/22/21	38,587	40,853,986
5.00%, 01/27/45	49,675	45,080,062
5.63%, 01/07/41	33,809	33,639,955
5.63%, 02/21/47	19,774	19,625,695
6.00%, 04/07/26	41,540	45,590,150
7.13%, 01/20/37	23,625	27,405,000
8.25%, 01/20/34	20,379	25,881,330
8.88%, 04/15/24	12,581	16,135,133
10.13%, 05/15/27	15,752	22,879,780

		413,557,756
CHILE — 0.35%
Chile Government International Bond
3.13%, 01/21/26	36,927	37,665,540

		37,665,540
CHINA — 0.57%
Export-Import Bank of China (The)
2.00%, 04/26/21[b]	13,995	13,695,291
2.50%, 07/31/19[b]	17,797	17,974,970
2.88%, 04/26/26[b]	11,658	11,235,398
3.63%, 07/31/24[b]	17,937	18,609,637

		61,515,296
COLOMBIA — 3.52%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	17,395	16,838,360
3.88%, 04/25/27 (Call 01/25/27)	26,154	26,337,078
4.00%, 02/26/24 (Call 11/26/23)	37,521	38,796,714
4.38%, 07/12/21	31,844	33,786,484
4.50%, 01/28/26 (Call 10/28/25)	29,293	31,197,045
5.00%, 06/15/45 (Call 12/15/44)	74,258	75,223,354
5.63%, 02/26/44 (Call 08/26/43)	46,045	50,373,230
6.13%, 01/18/41	43,755	50,449,515

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2017

Security	Principal (000s)	Value
7.38%, 09/18/37	$28,387	$36,477,295
8.13%, 05/21/24	18,042	22,967,466

		382,446,541
COSTA RICA — 0.73%
Costa Rica Government International Bond
4.25%, 01/26/23[b]	21,294	20,708,415
7.00%, 04/04/44[b]	33,009	34,040,531
7.16%, 03/12/45[b]	23,985	24,944,400

		79,693,346
CROATIA — 2.03%
Croatia Government International Bond
5.50%, 04/04/23[b]	37,016	40,125,344
6.00%, 01/26/24[b]	46,886	52,113,789
6.38%, 03/24/21[b]	37,857	41,879,306
6.63%, 07/14/20[b]	32,804	36,084,400
6.75%, 11/05/19[b]	45,933	49,975,104

		220,177,943
DOMINICAN REPUBLIC — 2.71%
Dominican Republic International Bond
5.50%, 01/27/25[b]	40,085	41,538,081
5.88%, 04/18/24[b]	28,284	30,122,460
5.95%, 01/25/27[b]	20,600	21,552,750
6.85%, 01/27/45[b]	52,759	56,122,386
6.88%, 01/29/26[b]	52,906	58,990,190
7.45%, 04/30/44[b]	40,116	45,431,370
7.50%, 05/06/21[b]	36,378	40,334,108

		294,091,345
ECUADOR — 1.82%
Ecuador Government International Bond
7.95%, 06/20/24[b]	50,382	48,114,810
9.65%, 12/13/26[b]	49,950	50,824,125
10.50%, 03/24/20[b]	36,386	38,933,020
10.75%, 03/28/22[b]	54,650	59,158,625

		197,030,580
EGYPT — 1.69%
Egypt Government International Bond
5.75%, 04/29/20[b]	47,579	49,541,634
5.88%, 06/11/25[b]	60,894	60,132,825

Security	Principal (000s)	Value
6.13%, 01/31/22[b]	$10,400	$10,829,000
7.50%, 01/31/27[b]	25,000	26,937,500
8.50%, 01/31/47[b]	32,852	35,726,550

		183,167,509
EL SALVADOR — 0.22%
El Salvador Government International Bond
7.65%, 06/15/35[b]	26,695	24,225,713

		24,225,713
ETHIOPIA — 0.23%
Ethiopia International Bond
6.63%, 12/11/24[b]	25,094	24,717,590

		24,717,590
GABON — 0.37%
Gabon Government International Bond
6.38%, 12/12/24[b]	40,641	39,777,379

		39,777,379
GHANA — 0.47%
Ghana Government International Bond
7.88%, 08/07/23[b]	24,893	24,612,954
8.13%, 01/18/26[b]	27,062	26,656,070

		51,269,024
HUNGARY — 3.42%
Hungary Government International Bond
5.38%, 02/21/23	51,078	56,632,732
5.38%, 03/25/24	51,410	57,707,725
5.75%, 11/22/23	55,204	62,794,550
6.25%, 01/29/20	61,687	67,624,374
6.38%, 03/29/21	74,006	83,626,780
7.63%, 03/29/41	29,186	43,122,315

		371,508,476
INDIA — 0.21%
Export-Import Bank of India
3.38%, 08/05/26[b]	24,213	23,270,705

		23,270,705
INDONESIA — 3.85%
Indonesia Government International Bond
3.38%, 04/15/23[b]	12,020	12,035,025
3.75%, 04/25/22[b]	17,923	18,393,479

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2017

Security	Principal (000s)	Value
4.13%, 01/15/25[b]	$18,744	$19,306,320
4.35%, 01/08/27[b]	12,550	13,099,062
4.63%, 04/15/43[b]	10,312	10,466,680
4.75%, 01/08/26[b]	23,437	25,106,886
4.88%, 05/05/21[b]	24,376	26,143,260
5.13%, 01/15/45[b]	13,114	13,917,232
5.25%, 01/17/42[b]	20,512	22,076,040
5.25%, 01/08/47[b]	19,907	21,400,025
5.38%, 10/17/23[b]	8,365	9,306,063
5.88%, 03/13/20[b]	17,223	18,794,599
5.88%, 01/15/24[b]	18,186	20,732,040
5.95%, 01/08/46[b]	8,975	10,545,625
6.63%, 02/17/37[b]	16,776	20,571,570
6.75%, 01/15/44[b]	17,885	22,959,869
7.75%, 01/17/38[b]	16,236	22,283,910
8.50%, 10/12/35[b]	16,402	23,516,367
Perusahaan Penerbit SBSN Indonesia III
3.30%, 11/21/22[b]	11,671	11,700,178
3.40%, 03/29/22[c]	10,550	10,629,125
4.15%, 03/29/27[c]	13,700	13,956,875
4.33%, 05/28/25[b]	14,449	14,900,531
4.35%, 09/10/24[b]	18,060	18,759,825
4.55%, 03/29/26[b]	16,200	16,949,250

		417,549,836
IRAQ — 0.59%
Iraq International Bond
5.80%, 01/15/28[b] (Call 06/12/17)	72,174	64,325,078

		64,325,078
IVORY COAST — 0.82%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 06/30/17)[b,d]	65,850	63,380,741
6.38%, 03/03/28[b]	25,436	25,563,180

		88,943,921
JAMAICA — 0.71%
Jamaica Government International Bond
6.75%, 04/28/28	33,999	37,993,883
8.00%, 03/15/39	33,385	38,810,062

		76,803,945

Security	Principal (000s)	Value
JORDAN — 0.24%
Jordan Government International Bond
5.75%, 01/31/27[b]	$26,243	$25,914,963

		25,914,963
KAZAKHSTAN — 1.74%
Kazakhstan Government International Bond
3.88%, 10/14/24[b]	44,774	45,378,449
4.88%, 10/14/44[b]	25,244	24,991,560
5.13%, 07/21/25[b]	60,760	66,441,060
6.50%, 07/21/45[b]	43,282	51,548,862

		188,359,931
KENYA — 0.47%
Kenya Government International Bond
6.88%, 06/24/24[b]	50,830	51,401,838

		51,401,838
LEBANON — 2.46%
Lebanon Government International Bond
6.00%, 01/27/23[b]	28,219	28,853,928
6.10%, 10/04/22[b]	45,612	46,923,345
6.38%, 03/09/20	30,343	31,556,720
6.60%, 11/27/26[b]	40,905	41,314,050
6.65%, 02/26/30[b]	37,256	37,209,430
6.75%, 11/29/27[b]	30,091	30,467,137
8.25%, 04/12/21[b]	45,674	50,583,955

		266,908,565
LITHUANIA — 1.35%
Lithuania Government International Bond
6.13%, 03/09/21[b]	34,177	38,620,010
6.63%, 02/01/22[b]	40,264	47,310,200
7.38%, 02/11/20[b]	52,849	60,115,737

		146,045,947
MALAYSIA — 1.09%
1MDB Global Investments Ltd.
4.40%, 03/09/23[b]	74,500	69,098,750
Malaysia Sovereign Sukuk Bhd
3.04%, 04/22/25[b]	25,000	24,781,250

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Malaysia Sukuk Global Bhd
3.18%, 04/27/26[b]	$24,390	$24,390,000

		118,270,000
MEXICO — 2.81%
Mexico Government International Bond
3.50%, 01/21/21	6,377	6,632,080
3.60%, 01/30/25	25,995	26,150,970
3.63%, 03/15/22	23,272	24,005,068
4.00%, 10/02/23	34,088	35,366,300
4.13%, 01/21/26	32,128	33,332,800
4.15%, 03/28/27	10,573	10,890,190
4.35%, 01/15/47	18,365	17,079,450
4.60%, 01/23/46	21,814	21,159,580
4.75%, 03/08/44	30,004	29,673,956
5.13%, 01/15/20	9,166	9,931,361
5.55%, 01/21/45	20,102	22,162,455
5.75%, 10/12/49	18,552	18,923,040
6.05%, 01/11/40	17,776	20,637,936
6.75%, 09/27/34	14,440	18,194,400
8.30%, 08/15/31	7,138	10,492,860

		304,632,446
MONGOLIA — 0.24%
Mongolia Government International Bond
5.13%, 12/05/22[b]	27,273	26,045,715

		26,045,715
MOROCCO — 0.38%
Morocco Government International Bond
4.25%, 12/11/22[b]	40,057	41,779,451

		41,779,451
NIGERIA — 0.40%
Nigeria Government International Bond
7.88%, 02/16/32[b]	39,715	43,041,131

		43,041,131
OMAN — 2.31%
Oman Government International Bond
3.63%, 06/15/21[b]	39,465	39,978,045
3.88%, 03/08/22[b]	5,880	5,946,150
3.88%, 03/08/22[c]	28,300	28,628,110

Security	Principal (000s)	Value
4.75%, 06/15/26[b]	$73,470	$73,929,188
5.38%, 03/08/27[b]	6,300	6,567,750
5.38%, 03/08/27[c]	35,700	37,247,238
6.50%, 03/08/47[b]	4,300	4,622,500
6.50%, 03/08/47[c]	49,800	53,644,261

		250,563,242
PAKISTAN — 0.78%
Pakistan Government International Bond
6.75%, 12/03/19[b]	27,352	28,924,740
8.25%, 04/15/24[b]	27,103	30,194,910
Third Pakistan International Sukuk Co. Ltd. (The)
5.50%, 10/13/21[b]	25,201	26,020,033

		85,139,683
PANAMA — 1.94%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	34,444	35,477,320
3.88%, 03/17/28 (Call 12/17/27)	26,957	27,664,621
4.00%, 09/22/24 (Call 06/22/24)	36,444	38,229,756
5.20%, 01/30/20	38,146	41,340,728
6.70%, 01/26/36	52,665	68,069,512

		210,781,937
PARAGUAY — 0.25%
Paraguay Government International Bond
6.10%, 08/11/44[b]	25,310	27,144,975

		27,144,975
PERU — 2.88%
Peruvian Government International Bond
4.13%, 08/25/27	34,047	36,958,018
5.63%, 11/18/50	71,630	86,493,225
6.55%, 03/14/37	28,096	36,805,760
7.35%, 07/21/25	53,787	70,138,248
8.75%, 11/21/33	53,523	81,890,190

		312,285,441

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2017

Security	Principal (000s)	Value
PHILIPPINES — 3.89%
Philippine Government International Bond
3.70%, 03/01/41	$20,953	$20,900,618
3.70%, 02/02/42	40,050	39,899,812
3.95%, 01/20/40	27,211	28,027,330
4.00%, 01/15/21	33,523	35,701,995
4.20%, 01/21/24	27,748	30,245,320
5.00%, 01/13/37	21,116	24,758,510
5.50%, 03/30/26	19,403	23,041,062
6.38%, 01/15/32	17,540	22,736,225
6.38%, 10/23/34	36,449	48,613,854
7.75%, 01/14/31	31,363	44,809,886
8.38%, 06/17/19	7,525	8,559,688
9.50%, 02/02/30	31,589	50,147,537
10.63%, 03/16/25	28,921	44,212,979

		421,654,816
POLAND — 3.21%
Republic of Poland Government International Bond
3.00%, 03/17/23	41,987	42,039,484
3.25%, 04/06/26	37,517	37,423,207
4.00%, 01/22/24	44,336	46,829,900
5.00%, 03/23/22	86,761	95,437,100
5.13%, 04/21/21	49,413	54,292,534
6.38%, 07/15/19	66,113	72,476,376

		348,498,601
ROMANIA — 1.62%
Romanian Government International Bond
4.38%, 08/22/23[b]	34,442	36,465,467
4.88%, 01/22/24[b]	30,444	33,145,905
6.13%, 01/22/44[b]	26,414	32,852,413
6.75%, 02/07/22[b]	62,907	72,893,486

		175,357,271
RUSSIA — 3.80%
Russian Foreign Bond-Eurobond
4.50%, 04/04/22[b]	24,000	25,680,000
4.75%, 05/27/26[b]	38,000	40,090,000
4.88%, 09/16/23[b]	39,200	42,532,000
5.00%, 04/29/20[b]	46,200	49,376,250
5.63%, 04/04/42[b]	31,400	34,963,900
5.88%, 09/16/43[b]	21,600	24,926,400

Security	Principal (000s)	Value
7.50%, 03/31/30[b,d]	$118,711	$143,194,847
12.75%, 06/24/28[b]	28,939	51,330,551

		412,093,948
SERBIA — 0.93%
Serbia International Bond
4.88%, 02/25/20[b]	36,366	37,866,097
7.25%, 09/28/21[b]	54,624	62,885,880

		100,751,977
SLOVAKIA — 0.38%
Slovakia Government International Bond
4.38%, 05/21/22[b]	37,439	40,808,510

		40,808,510
SOUTH AFRICA — 2.20%
Republic of South Africa Government International Bond
4.30%, 10/12/28	44,171	41,796,809
4.67%, 01/17/24	31,588	31,982,850
4.88%, 04/14/26	18,920	19,128,120
5.00%, 10/12/46	17,834	16,853,130
5.38%, 07/24/44	17,473	17,473,000
5.50%, 03/09/20	31,158	33,120,954
5.88%, 05/30/22	72,337	78,596,440

		238,951,303
SRI LANKA — 1.41%
Sri Lanka Government International Bond
5.88%, 07/25/22[b]	28,574	29,538,372
6.25%, 10/04/20[b]	27,683	29,309,376
6.25%, 07/27/21[b]	27,898	29,537,008
6.83%, 07/18/26[b]	24,094	25,328,818
6.85%, 11/03/25[b]	37,166	39,117,215

		152,830,789
TRINIDAD AND TOBAGO — 0.26%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26[b]	28,900	27,960,750

		27,960,750
TUNISIA — 0.22%
Banque Centrale de Tunisie International Bond
5.75%, 01/30/25[b]	24,330	23,873,813

		23,873,813

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2017

Security	Principal (000s)	Value
TURKEY — 4.52%
Hazine Mustesarligi Varlik Kiralama AS
4.25%, 06/08/21[b]	$16,978	$17,028,934
4.49%, 11/25/24[b]	15,400	15,053,500
Turkey Government International Bond
3.25%, 03/23/23	15,426	14,461,875
4.25%, 04/14/26	14,111	13,405,450
4.88%, 10/09/26	31,375	31,061,250
4.88%, 04/16/43	31,223	28,256,815
5.13%, 03/25/22	10,526	10,907,568
5.63%, 03/30/21	17,204	18,214,735
5.75%, 03/22/24	27,241	28,909,511
6.00%, 03/25/27	36,622	39,185,540
6.00%, 01/14/41	30,202	31,296,822
6.25%, 09/26/22	18,984	20,645,100
6.63%, 02/17/45	32,000	35,840,000
6.75%, 05/30/40	19,694	22,106,515
6.88%, 03/17/36	27,741	31,347,330
7.00%, 06/05/20	25,267	27,825,284
7.25%, 03/05/38	9,843	11,602,436
7.38%, 02/05/25	28,938	33,640,425
7.50%, 11/07/19	16,425	18,088,031
8.00%, 02/14/34	14,470	18,033,238
11.88%, 01/15/30	15,049	24,003,155

		490,913,514
UKRAINE — 2.91%
Ukraine Government International Bond
7.75%, 09/01/19[b]	41,090	42,035,070
7.75%, 09/01/20[b]	51,037	51,572,888
7.75%, 09/01/21[b]	31,267	31,188,833
7.75%, 09/01/22[b]	34,305	33,824,730
7.75%, 09/01/23[b]	34,392	33,291,456
7.75%, 09/01/24[b]	35,122	33,576,632
7.75%, 09/01/25[b]	30,273	28,789,623
7.75%, 09/01/26[b]	33,167	31,243,314
7.75%, 09/01/27[b]	32,226	30,292,440

		315,814,986
URUGUAY — 2.28%
Uruguay Government International Bond
4.38%, 10/27/27	67,107	70,462,301

Security	Principal or Shares (000s)	Value
4.50%, 08/14/24	$36,710	$39,334,540
5.10%, 06/18/50	102,742	101,714,862
7.63%, 03/21/36	26,805	35,382,600

		246,894,303
VENEZUELA — 1.29%
Venezuela Government International Bond
6.00%, 12/09/20[b]	8,365	4,349,834
7.00%, 03/31/38[b]	12,256	5,453,920
7.65%, 04/21/25[b]	16,928	7,871,661
7.75%, 10/13/19[b]	22,107	13,319,746
8.25%, 10/13/24[b]	21,408	10,168,881
9.00%, 05/07/23[b]	19,225	9,516,375
9.25%, 09/15/27	38,371	20,336,810
9.25%, 05/07/28[b]	19,345	9,188,875
9.38%, 01/13/34	17,745	8,606,126
11.75%, 10/21/26[b]	28,836	16,725,065
11.95%, 08/05/31[b]	33,521	19,358,493
12.75%, 08/23/22[b]	25,241	15,649,482

		140,545,268
VIETNAM — 0.24%
Vietnam Government International Bond
4.80%, 11/19/24[b]	25,112	25,827,692

		25,827,692
ZAMBIA — 0.58%
Zambia Government International Bond
8.50%, 04/14/24[b]	25,423	26,725,929
8.97%, 07/30/27[b]	34,612	36,731,985

		63,457,914

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $8,903,164,128)		8,925,098,253

SHORT-TERM INVESTMENTS — 0.24%

MONEY MARKET FUNDS — 0.24%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[e,f]	25,943	25,943,105

		25,943,105

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,943,105)		25,943,105

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 98.46% (Cost: $10,660,945,005)[g]	$10,682,517,421
Other Assets, Less Liabilities — 1.54%	166,856,402

NET ASSETS — 100.00%	$10,849,373,823

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	The cost of investments for federal income tax purposes was $10,696,787,553. Net unrealized depreciation was $14,270,132, of which $116,632,159 represented gross unrealized appreciation on securities and $130,902,291 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$1,731,476,063	$—	$1,731,476,063
Foreign government obligations	—	8,925,098,253	—	8,925,098,253
Money market funds	25,943,105	—	—	25,943,105

Total	$25,943,105	$10,656,574,316	$—	$10,682,517,421

See notes to financial statements.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2017

ASSETS
Investments, at cost:
Unaffiliated	$10,635,001,900
Affiliated (Note 2)	25,943,105

Total cost of investments	$10,660,945,005

Investments in securities, at fair value (Note 1):
Unaffiliated	$10,656,574,316
Affiliated (Note 2)	25,943,105

Total fair value of investments	10,682,517,421
Cash	1,898,028
Receivables:
Investment securities sold	161,065,624
Due from custodian (Note 4)	67,574,346
Dividends and interest	144,529,480
Capital shares sold	3,051,224

Total Assets	11,060,636,123

LIABILITIES
Payables:
Investment securities purchased	207,857,147
Investment advisory fees (Note 2)	3,405,153

Total Liabilities	211,262,300

NET ASSETS	$10,849,373,823

Net assets consist of:
Paid-in capital	$10,970,112,214
Undistributed net investment income	35,986,254
Accumulated net realized loss	(178,297,061)
Net unrealized appreciation	21,572,416

NET ASSETS	$10,849,373,823

Shares outstanding[a]	94,600,000

Net asset value per share	$114.69

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statement of Operations (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

Six months ended April 30, 2017

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$51,652
Interest — unaffiliated	228,063,568

Total investment income	228,115,220

EXPENSES
Investment advisory fees (Note 2)	26,117,366

Total expenses	26,117,366
Less investment advisory fees waived (Note 2)	(8,449,748)

Net expenses	17,667,618

Net investment income	210,447,602

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(45,673,851)
In-kind redemptions — unaffiliated	22,156,366
Realized gain distributions from affiliated funds	2,882

Net realized loss	(23,514,603)

Net change in unrealized appreciation/depreciation	(16,316,656)

Net realized and unrealized loss	(39,831,259)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$170,616,343

See notes to financial statements.

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$210,447,602	$316,108,337
Net realized gain (loss)	(23,514,603)	80,938,376
Net change in unrealized appreciation/depreciation	(16,316,656)	255,360,546

Net increase in net assets resulting from operations	170,616,343	652,407,259

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(197,523,843)	(321,652,097)

Total distributions to shareholders	(197,523,843)	(321,652,097)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,763,133,050	9,405,191,061
Cost of shares redeemed	(3,536,147,291)	(4,551,094,063)

Net increase in net assets from capital share transactions	1,226,985,759	4,854,096,998

INCREASE IN NET ASSETS	1,200,078,259	5,184,852,160

NET ASSETS
Beginning of period	9,649,295,564	4,464,443,404

End of period	$10,849,373,823	$9,649,295,564

Undistributed net investment income included in net assets at end of period	$35,986,254	$23,062,495

SHARES ISSUED AND REDEEMED
Shares sold	42,400,000	84,000,000
Shares redeemed	(31,900,000)	(41,100,000)

Net increase in shares outstanding	10,500,000	42,900,000

See notes to financial statements.

FINANCIAL STATEMENTS	35

Financial Highlights

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012
Net asset value, beginning of period	$114.74	$108.36	$114.15	$110.96	$120.81	$109.56

Income from investment operations:
Net investment income[a]	2.64	5.39	5.08	4.86	5.00	5.25
Net realized and unrealized gain (loss)[b]	(0.21)	6.57	(5.75)	3.17	(9.77)	11.23

Total from investment operations	2.43	11.96	(0.67)	8.03	(4.77)	16.48

Less distributions from:
Net investment income	(2.48)	(5.58)	(5.12)	(4.84)	(5.08)	(5.23)

Total distributions	(2.48)	(5.58)	(5.12)	(4.84)	(5.08)	(5.23)

Net asset value, end of period	$114.69	$114.74	$108.36	$114.15	$110.96	$120.81

Total return	2.17%[c]	11.35%	(0.55)%	7.45%	(4.01)%	15.50%

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,849,374	$9,649,296	$4,464,443	$5,147,968	$3,850,273	$6,185,433
Ratio of expenses to average net assets[d]	0.40%	0.40%	0.40%	0.59%	0.60%	0.60%
Ratio of expenses to average net assets prior to waived fees[d]	0.59%	0.59%	0.60%	0.60%	n/a	n/a
Ratio of net investment income to average net assets[d]	4.76%	4.81%	4.61%	4.35%	4.30%	4.61%
Portfolio turnover rate[e]	15%[c]	32%	24%	52%	32%	30%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
J.P. Morgan USD Emerging Markets Bond	Non-diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

RECENT ACCOUNTING STANDARD

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued a new rule, Investment Company Reporting Modernization, that modernizes and enhances the reporting and disclosure of information by registered investment companies. As part of these changes, the new rule amends Regulation S-X to require standardized, enhanced disclosures related to derivatives and updates to other disclosures in investment company financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is evaluating the impact, if any, of these changes on the Fund’s financial statements.

In March 2017, the Financial Accounting Standards Board issued an update to amend the amortization period for certain purchased callable debt securities held at a premium. The amendments shorten the amortization period for premiums to the earliest call date, but do not require an accounting change for securities held at a discount. The amendments are effective for financial statements for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.6000%		First $19 billion
0.5700	[a]	Over $19 billion, up to and including $33 billion
0.5415	[a]	Over $33 billion, up to and including $47 billion
0.5145	[a]	Over $47 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2023 in order to limit total annual operating expenses to 0.40% of average daily net assets.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2017, the purchases and sales transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were $51,921,506 and $46,138,190, respectively.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2017, were $1,469,310,701 and $1,311,896,788, respectively.

In-kind purchases and sales (see Note 4) for the six months ended April 30, 2017, were $4,605,424,338 and $3,464,029,456, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statement of assets and liabilities.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

5.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by a fund issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

as interest rates fall. Mortgage-backed securities and securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than other types of bonds or securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s) or are unrated, may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2016, the Fund’s fiscal year-end, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring [a]	Expiring 2018	Total
$118,843,880	$96,030	$118,939,910

[a]	Must be utilized prior to losses subject to expiration.

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. The Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	43

Notes:

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	45

Notes:

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1019-0417

APRIL 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

➢	iShares Short Maturity Bond ETF | NEAR | BATS
➢	iShares Short Maturity Municipal Bond ETF | MEAR | BATS
➢	iShares Ultra Short-Term Bond ETF | ICSH | BATS

Fund Performance Overview

iSHARES® SHORT MATURITY BOND ETF

Performance as of April 30, 2017

The iShares Short Maturity Bond ETF (the “Fund”) seeks to maximize current income by investing, under normal circumstances, at least 80% of its net assets in a portfolio of U.S. dollar-denominated investment-grade fixed income securities and maintain a weighted average maturity that is less than three years. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 0.73%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	1.46%	1.04%	1.46%	3.78%
Fund Market	1.46%	1.05%	1.46%	3.82%
Bloomberg Barclays Short-Term Government/Corporate Index	0.74%	0.43%	0.74%	1.57%

The inception date of the Fund was 9/25/13. The first day of secondary market trading was 9/26/13.

The Bloomberg Barclays Short-Term Government/Corporate Index an unmanaged index that measures the performance of government and corporate securities with less than 1 year remaining to maturity.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,007.30	$1.24	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 4/30/17

Investment Type	Percentage of Total Investments[1]

Corporate Bonds & Notes	58.06%
Asset-backed Securities	31.91
Mortgage-Backed Securities	4.01
Commercial Paper	2.15
Certificates Of Deposit	1.31
Repurchase Agreements	1.30
U.S. Government Agency Obligations	1.26

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/17

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	24.08%
Aa	7.37
A	23.81
Baa	25.80
P-1	5.02
Not Rated	13.92

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

Performance as of April 30, 2017

The iShares Short Maturity Municipal Bond ETF (the “Fund”) seeks to maximize tax-free current income by investing, under normal circumstances, at least 80% of its net assets in municipal securities such that the interest on each bond is exempt from U.S. federal income taxes and the federal alternative minimum tax. The Fund will also seek to maintain a weighted average maturity that is less than three years. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 0.42%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	0.73%	0.74%	0.73%	1.61%
Fund Market	0.77%	0.77%	0.77%	1.67%
Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index	0.72%	0.71%	0.72%	1.54%

The inception date of the Fund was 3/3/15. The first day of secondary market trading was 3/5/15.

The Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,004.20	$1.24	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/17

S&P Credit Rating[1]	Percentage of Total Investments[2]

AA	24.31%
A	23.47
BBB	15.48
Not Rated	36.74

TOTAL	100.00%

TEN LARGEST STATES

As of 4/30/17

State	Percentage of Total Investments[2]

New Jersey	30.77%
New York	10.12
Pennsylvania	8.68
Michigan	7.08
Georgia	5.90
Ohio	5.23
Indiana	4.58
Connecticut	3.35
Alabama	3.12
Florida	3.04

TOTAL	81.87%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® ULTRA SHORT-TERM BOND ETF

Performance as of April 30, 2017

The iShares Ultra Short-Term Bond ETF (the “Fund”) seeks to provide current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets in a portfolio of U.S. dollar-denominated investment-grade fixed- and floating-rate debt securities and maintain a dollar-weighted average maturity that is less than 180 days. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 0.67%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	1.30%	0.69%	1.30%	2.37%
Fund Market	1.22%	0.69%	1.22%	2.35%
Bank of America Merrill Lynch 6-Month US Treasury Bill Index	0.60%	0.36%	0.60%	1.24%

The inception date of the Fund was 12/11/13. The first day of secondary market trading was 12/13/13.

The Bank of America Merrill Lynch 6-Month US Treasury Bill Index is an unmanaged index that measures the performance of government securities with less than 6 months remaining to maturity.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,006.70	$0.45	$1,000.00	$1,024.30	$0.45	0.09%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 4/30/17

Investment Type	Percentage of Total Investments[1]

Corporate Bonds & Notes	43.30%
Commercial Paper	33.88
Certificates Of Deposit	18.31
Repurchase Agreements	4.44
Asset-backed Securities	0.07

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/17

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	0.36%
Aa	14.49
A	22.26
Baa	6.75
P-1	41.80
P-2	13.53
Not Rated	0.81

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2016 and held through April 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2017

Security	Principal (000s)	Value
ASSET-BACKED SECURITIES — 31.26%
American Express Credit Account Master Trust Series 2014-3, Class A
1.49%, 04/15/20	$2,412	$2,413,646
AmeriCredit Automobile Receivables Trust
Series 2013-1, Class D
2.09%, 02/08/19 (Call 07/08/17)	2,500	2,503,714
Series 2017-1, Class A3
1.87%, 08/18/21 (Call 12/18/20)	820	819,943
AMMC CLO 15 Ltd. Series 2014-15A, Class AXR FRN, (3 mo. LIBOR US + 1.250%)
2.36%, 12/09/26 (Call 06/09/17)[a]	2,813	2,811,628
AMMC CLO XIV Ltd. Series 2014-14A, Class A1L FRN, (3 mo. LIBOR US + 1.450%)
2.49%, 07/27/26 (Call 07/25/17)[a]	4,500	4,505,764
Apidos CLO XII Series 2013-12A, Class A FRN, (3 mo. LIBOR US + 1.100%)
2.26%, 04/15/25 (Call 07/15/17)[a]	8,000	8,005,674
Apidos CLO XVII Series 2014-17A, Class A1R FRN, (3 mo. LIBOR US + 1.310%)
2.33%, 04/17/26 (Call 07/17/17)[a]	12,310	12,328,170
Arbor Realty Collateralized Loan Obligation Ltd. Series 2015-FL2A, Class A FRN, (1 mo. LIBOR US + 1.750%)
2.74%, 09/15/25 (Call 03/15/18)[a]	3,850	3,850,000
Arbor Realty Commercial Real Estate Notes Ltd. Series 2017-FL1, Class A FRN, (1 mo. LIBOR US + 1.300%)
2.11%, 04/15/27 (Call 11/15/19)[a]	12,170	12,170,000
Atrium X Series 10A, Class A FRN, (3 mo. LIBOR US + 1.120%)
2.28%, 07/16/25 (Call 07/16/17)[a]	5,000	5,004,028
Avery Point IV CLO Ltd. FRN, (3 mo. LIBOR US + 1.100%)
2.77%, 04/25/26[a]	7,920	7,920,000

Security	Principal (000s)	Value
BA Credit Card Trust Series 2016-A1, Class A FRN, (1 mo. LIBOR + 0.390%)
1.38%, 10/15/21	$8,250	$8,298,551
Babson CLO Ltd. Series 2013-IA, Class A FRN, (3 mo. LIBOR US + 1.100%)
2.26%, 04/20/25 (Call 07/20/17)[a]	1,520	1,520,995
Battalion CLO IV Ltd. Series 2013-4A, Class A1R FRN, (3 mo. LIBOR US + 1.140%)
2.29%, 10/22/25[a]	10,490	10,490,000
BlueMountain CLO Ltd.
Series 2012-1A, Class A
FRN, (3 mo. LIBOR US + 1.320%)
2.48%, 07/20/23 (Call 07/20/17)[a]	5,573	5,577,442
Series 2013-4A, Class AR
FRN, (3 mo. LIBOR US + 1.010%)
2.17%, 04/15/25 (Call 07/15/17)[a]	6,100	6,103,249
Series 2014-1A, Class A1R
FRN, (3 mo. LIBOR US + 1.260%)
2.28%, 04/30/26 (Call 07/30/17)[a]	19,500	19,524,139
Cabela’s Credit Card Master Note Trust Series 2014-2, Class A FRN, (1 mo. LIBOR + 0.450%)
1.44%, 07/15/22	3,500	3,510,847
Capital One Multi-Asset Execution Trust Series 2016-A1, Class A1 FRN, (1 mo. LIBOR + 0.450%)
1.44%, 02/15/22	38,000	38,239,373
Carlyle Global Market Strategies CLO Ltd.
Series 2013-2A, Class A1
FRN, (3 mo. LIBOR US + 1.150%)
2.31%, 04/18/25 (Call 07/18/17)[a]	1,110	1,110,695
Series 2014-5A, Class A1R
FRN, (3 mo. LIBOR US + 1.140%)
1.00%, 10/16/25 (Call 07/16/17)[a]	8,750	9,077,250
Catamaran CLO Ltd. Series 2012-1A, Class AR FRN, (3 mo. LIBOR US + 1.190%)
2.34%, 12/20/23[a]	14,173	14,187,684

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Chase Issuance Trust
Series 2013-A9, Class A
FRN, (1 mo. LIBOR + 0.420%)
1.41%, 11/16/20	$11,815	$11,869,512
Series 2014-A5, Class A5
FRN, (1 mo. LIBOR + 0.370%)
1.36%, 04/15/21	7,000	7,035,696
Series 2016-A1, Class A
FRN, (1 mo. LIBOR + 0.410%)
1.40%, 05/17/21	36,750	36,974,164
Chesapeake Funding II LLC
Series 2016-1A, Class A2
FRN, (1 mo. LIBOR US + 1.150%)
2.06%, 03/15/28[a]	18,487	18,575,837
Series 2016-2A, Class A2
FRN, (1 mo. LIBOR US + 1.000%)
1.99%, 06/15/28[a]	13,960	14,032,484
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class A4
1.27%, 03/15/19 (Call 02/15/18)[a]	205	204,929
Series 2014-BA, Class A3
1.27%, 05/15/19 (Call 10/15/18)[a]	1,051	1,050,654
CIFC Funding Ltd. Series 2012-2A, Class A1R FRN, (3 mo. LIBOR US + 1.350%)
2.45%, 12/05/24 (Call 06/05/17)[a]	1,408	1,408,997
Credit Acceptance Auto Loan Trust Series 2015-1A, Class A
2.00%, 07/15/22 (Call 05/15/18)[a]	1,522	1,524,481
Discover Card Execution Note Trust
Series 2013-A6, Class A6
FRN, (1 mo. LIBOR + 0.450%)
1.44%, 04/15/21	17,061	17,137,211
Series 2014-A1, Class A1
FRN, (1 mo. LIBOR + 0.430%)
1.42%, 07/15/21	6,760	6,795,766
Series 2014-A5, Class A
1.39%, 04/15/20	11,470	11,474,603
Drive Auto Receivables Trust Series 2016-BA, Class A3
1.67%, 07/15/19 (Call 08/15/19)[a]	4,790	4,792,106

Security	Principal (000s)	Value
Dryden Senior Loan Fund
Series 2014-31A, Class AR
FRN, (3 mo. LIBOR US + 1.080%)
2.25%, 04/18/26[a]	$7,742	$7,748,229
Series 2014-34A, Class A1R
FRN, (3 mo. LIBOR US + 1.160%)
2.18%, 10/15/26[a]	3,625	3,625,000
Dryden XXVI Senior Loan Fund Series 2013-26A, Class A FRN, (3 mo. LIBOR US + 1.100%)
2.26%, 07/15/25 (Call 07/15/17)[a]	13,150	13,152,235
Enterprise Fleet Financing LLC
2.13%, 07/20/22 (Call 06/20/20)[a]	3,300	3,298,334
Series 2016-1, Class A2
1.83%, 09/20/21 (Call 06/20/19)[a]	15,882	15,877,154
Ford Credit Floorplan Master Owner Trust
Series 2014-2, Class A
FRN, (1 mo. LIBOR + 0.500%)
1.41%, 02/15/21	11,000	11,051,480
Series 2014-4, Class A2
FRN, (1 mo. LIBOR + 0.350%)
1.26%, 08/15/19	3,000	3,001,248
Series 2015-1, Class A2
FRN, (1 mo. LIBOR + 0.400%)
1.39%, 01/15/20	18,340	18,365,168
Series 2015-4, Class A2
FRN, (1 mo. LIBOR + 0.600%)
1.51%, 08/15/20	5,485	5,509,776
Series 2016-1, Class A2
FRN, (1 mo. LIBOR + 0.900%)
1.89%, 02/15/21	10,000	10,102,636
Series 2016-3, Class A2
FRN, (1 mo. LIBOR + 0.620%)
1.61%, 07/15/21	10,000	10,079,495
Galaxy XV CLO Ltd. Series 2013-15A, Class A FRN, (3 mo. LIBOR US + 1.250%)
2.41%, 04/15/25 (Call 07/15/17)[a]	3,000	3,001,052
Golden Credit Card Trust Series 2015-1A, Class A FRN, (1 mo. LIBOR + 0.440%)
1.43%, 02/15/20[a]	3,700	3,706,210

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2017

Security	Principal (000s)	Value
GoldenTree Loan Opportunities VII Ltd. Series 2013-7A, Class A FRN, (3 mo. LIBOR US + 1.150%)
2.19%, 04/25/25 (Call 07/25/17)[a]	$22,535	$22,542,128
Honda Auto Receivables Owner Trust
Series 2016-1, Class A3
1.22%, 12/18/19 (Call 04/18/19)	8,500	8,477,610
Series 2016-2, Class A3
1.39%, 04/15/20 (Call 07/15/19)	11,570	11,553,623
John Deere Owner Trust Series 2015-B, Class A2
0.98%, 06/15/18 (Call 01/15/19)	1,716	1,716,212
LCM XII LP Series 12A, Class AR FRN, (3 mo. LIBOR US + 1.260%)
2.28%, 10/19/22[a]	2,166	2,168,362
Mercedes Benz Auto Receivables Trust Series 2015-1, Class A2A
0.82%, 06/15/18 (Call 07/15/19)	34	33,756
Mercedes-Benz Master Owner Trust Series 2016-BA, Class A FRN, (1 mo. LIBOR + 0.700%)
1.69%, 05/17/21[a]	11,375	11,489,184
Navient Private Education Loan Trust
Series 2014-CT, Class A
FRN, (1 mo. LIBOR US + 0.700%)
1.69%, 09/16/24 (Call 09/15/21)[a]	2,133	2,136,159
Series 2016-AA, Class A1
FRN, (1 mo. LIBOR US + 1.100%)
2.09%, 12/15/25 (Call 02/15/29)[a]	3,379	3,387,430
Navient Student Loan Trust Series 2015-2, Class A2 FRN, (1 mo. LIBOR US + 0.420%)
1.40%, 08/27/29 (Call 07/25/25)	4,465	4,471,275
Nissan Auto Receivables Owner Trust Series 2016-A, Class A2B FRN, (1 mo. LIBOR US + 0.350%)
1.34%, 02/15/19 (Call 04/15/20)	1,051	1,051,778

Security	Principal (000s)	Value
Nissan Master Owner Trust Receivables Series 2016-A, Class A1 FRN, (1 mo. LIBOR + 0.640%)
1.63%, 06/15/21	$18,500	$18,615,248
Nomad CLO Ltd. Series 2013-1A, Class A1 FRN, (3 mo. LIBOR US + 1.200%)
2.36%, 01/15/25 (Call 07/15/17)[a]	1,093	1,093,762
Octagon Investment Partners XVI Ltd. Series 2013-1A, Class A FRN, (3 mo. LIBOR US + 1.120%)
2.28%, 07/17/25 (Call 07/17/17)[a]	1,250	1,251,982
OHA Credit Partners VIII Ltd. Series 2013-8A, Class A FRN, (3 mo. LIBOR US + 1.120%)
2.15%, 04/20/25 (Call 07/20/17)[a]	3,558	3,559,095
OHA Loan Funding Ltd. Series 2013-2A, Class A FRN, (3 mo. LIBOR US + 1.270%)
2.32%, 08/23/24 (Call 05/23/17)[a]	2,100	2,100,350
OneMain Financial Issuance Trust Series 2014-2A, Class A
2.47%, 09/18/24 (Call 05/18/17)[a]	1,295	1,297,363
OZLM Funding V Ltd. Series 2013-5A, Class A1R FRN, (3 mo. LIBOR US + 1.130%)
2.27%, 01/17/26 (Call 07/17/17)[a]	15,000	15,007,500
OZLM VI Ltd. Series 2014-6A, Class A1R FRN, (3 mo. LIBOR US + 1.300%)
2.46%, 04/17/26 (Call 07/17/17)[a]	8,700	8,712,838
OZLM VII Ltd.
Series 2014-7A, Class A1AR
FRN, (3 mo. LIBOR US + 1.150%)
2.31%, 07/17/26 (Call 07/17/17)[a]	6,600	6,600,000
Series 2014-7A, Class A1BR
FRN, (3 mo. LIBOR US + 1.150%)
2.31%, 07/17/26 (Call 07/17/17)[a]	6,000	6,000,000
Palmer Square CLO Ltd. Series 2014-1A, Class A1R FRN, (3 mo. LIBOR US + 1.370%)
2.53%, 01/17/27 (Call 01/17/18)[a]	2,500	2,498,956

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2017

Security	Principal (000s)	Value
PFS Financing Corp.
Series 2014-BA, Class A
FRN, (1 mo. LIBOR + 0.600%)
1.59%, 10/15/19[a]	$1,915	$1,913,236
Series 2016-A, Class A
FRN, (1 mo. LIBOR + 1.200%)
2.11%, 02/18/20[a]	12,000	12,053,058
Prestige Auto Receivables Trust Series 2016-2A, Class A2
1.46%, 07/15/20 (Call 03/15/21)[a]	14,809	14,775,524
Santander Drive Auto Receivables Trust
Series 2012-AA, Class D
2.46%, 12/17/18 (Call 06/15/17)[a]	2,122	2,123,847
Series 2013-1, Class C
1.76%, 01/15/19 (Call 09/15/17)	62	61,536
Series 2016-1, Class A2B
FRN, (1 mo. LIBOR US + 0.780%)
1.77%, 07/15/19 (Call 09/15/19)	2,587	2,589,959
Series 2016-2, Class A2B
FRN, (1 mo. LIBOR US + 0.650%)
1.64%, 07/15/19 (Call 12/15/19)	4,094	4,097,638
Series 2017-1, Class A2
1.49%, 02/18/20 (Call 11/15/20)	9,350	9,350,208
Silver Bay Realty Trust Series 2014-1, Class A FRN, (1 mo. LIBOR + 1.000%)
1.91%, 09/17/31[a]	960	961,513
SLM Private Credit Student Loan Trust
Series 2005-A, Class A3
FRN, (3 mo. LIBOR US + 0.200%)
1.33%, 06/15/23 (Call 06/15/27)	1,685	1,668,732
Series 2006-A, Class A4
FRN, (3 mo. LIBOR US + 0.190%)
1.32%, 12/15/23 (Call 09/15/27)	304	302,520
SLM Private Education Loan Trust
Series 2011-C, Class A2A
FRN, (1 mo. LIBOR US + 3.250%)
4.24%, 10/17/44 (Call 10/15/21)[a]	1,271	1,323,582
Series 2012-B, Class A2
3.48%, 10/15/30 (Call 12/15/19)[a]	557	563,287
Series 2012-E, Class A2B
FRN, (1 mo. LIBOR US + 1.750%)
2.74%, 06/15/45 (Call 01/15/19)[a]	4,543	4,601,403

Security	Principal (000s)	Value
Series 2013-A, Class A1
FRN, (1 mo. LIBOR US + 0.600%)
1.59%, 08/15/22 (Call 06/15/20)[a]	$204	$204,533
Series 2013-A, Class A2B
FRN, (1 mo. LIBOR US + 1.050%)
2.04%, 05/17/27 (Call 06/15/20)[a]	265	266,773
Series 2013-B, Class A1
FRN, (1 mo. LIBOR US + 0.650%)
1.64%, 07/15/22 (Call 12/15/20)[a]	250	249,856
Series 2013-C, Class A2B
FRN, (1 mo. LIBOR US + 1.400%)
2.39%, 10/15/31 (Call 07/15/21)[a]	4,174	4,225,343
Series 2014-A, Class A1
FRN, (1 mo. LIBOR US + 0.600%)
1.59%, 07/15/22 (Call 03/15/23)[a]	1,198	1,198,047
Series 2015-B, Class A1
FRN, (1 mo. LIBOR US + 0.700%)
1.69%, 02/15/23[a]	1,082	1,083,308
SLM Student Loan Trust
Series 2006-4, Class A5
FRN, (3 mo. LIBOR US + 0.100%)
1.14%, 10/27/25 (Call 10/25/31)	26	26,061
Series 2011-2, Class A1
FRN, (1 mo. LIBOR US + 0.600%)
1.58%, 11/25/27 (Call 07/25/31)	703	705,650
SMB Private Education Loan Trust
Series 2015-A, Class A1
FRN, (1 mo. LIBOR US + 0.600%)
1.59%, 07/17/23[a]	2,530	2,532,333
Series 2015-C, Class A1
FRN, (1 mo. LIBOR US + 0.900%)
1.89%, 07/15/22[a]	1,635	1,636,252
Series 2016-A, Class A1
FRN, (1 mo. LIBOR US + 0.700%)
1.69%, 05/15/23[a]	4,808	4,813,977
Series 2016-B, Class A1
FRN, (1 mo. LIBOR US + 0.650%)
1.64%, 11/15/23[a]	10,930	10,949,470
Series 2016-C, Class A1
FRN, (1 mo. LIBOR US + 0.550%)
1.54%, 11/15/23[a]	8,301	8,311,559
SoFi Professional Loan Program LLC
Series 16-C, Class A1
FRN, (1 mo. LIBOR US + 1.100%)
2.08%, 10/27/36[a]	6,952	7,056,839

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Series 16-C, Class A2A
1.48%, 05/26/31[a]	$4,738	$4,723,433
Series 2014-A, Class A1
FRN, (1 mo. LIBOR US + 1.600%)
2.36%, 06/25/25[a]	610	621,074
Series 2014-B, Class A1
FRN, (1 mo. LIBOR US + 1.250%)
2.23%, 08/25/32[a]	446	451,888
Series 2014-B, Class A2
2.55%, 08/27/29[a]	2,389	2,398,936
Series 2015-A, Class A1
FRN, (1 mo. LIBOR US + 1.200%)
1.97%, 03/25/33[a]	1,284	1,297,331
SWAY Residential Trust Series 2014-1, Class A FRN, (1 mo. LIBOR + 1.300%)
2.24%, 01/17/32[a]	4,509	4,528,528
Synchrony Credit Card Master Note Trust Series 2012-6, Class A
1.36%, 08/17/20	23,119	23,123,302
Voya CLO Ltd. Series 2013-1A, Class A1 FRN, (3 mo. LIBOR US + 1.140%)
2.30%, 04/15/24 (Call 07/15/17)[a]	1,900	1,901,206
Wheels SPV 2 LLC Series 2016-1A, Class A2
1.59%, 05/20/25 (Call 11/20/19)[a]	1,510	1,510,519
World Financial Network Credit Card Master Trust
Series 2014-C, Class A
1.54%, 08/16/21	15,000	15,004,698
Series 2015-A, Class A
FRN, (1 mo. LIBOR + 0.480%)
1.47%, 02/15/22	23,445	23,511,291

TOTAL ASSET-BACKED SECURITIES
(Cost: $733,564,281)		735,850,110

CERTIFICATES OF DEPOSIT — 1.28%
Bank of Tokyo-Mitsubishi UFJ Ltd./New York NY
1.55%, 10/13/17	5,000	5,004,753
Credit Agricole Corporate and Investment Bank
1.54%, 07/12/17	5,000	5,003,350

Security	Principal (000s)	Value
Credit Suisse AG/New York NY
1.83%, 08/24/17	$5,000	$5,010,840
Mizuho Bank Ltd./NY
1.75%, 08/25/17	5,000	5,010,940
UBS AG/Stamford CT
1.53%, 09/01/17	5,000	5,006,385
1.57%, 09/08/17	5,000	5,007,218

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $30,000,000)		30,043,486

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.93%

MORTGAGE-BACKED SECURITIES — 3.93%
Americold LLC Series 2010-ARTA, Class A1
3.85%, 01/14/29[a]	5,344	5,519,121
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class A
FRN, (1 mo. LIBOR + 1.050%)
2.04%, 09/15/26[a]	525	525,676
Series 2014-FL1, Class A
FRN, (1 mo. LIBOR + 1.400%)
2.39%, 12/15/31[a]	2,670	2,682,896
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.77%, 02/10/51[b]	623	626,345
Series 2007-5, Class A4
5.49%, 02/10/51	1,843	1,849,427
Bancorp Commercial Mortgage Trust Series 2016-CRE1, Class A FRN, (1 mo. LIBOR + 1.430%)
2.34%, 11/15/33[a]	6,900	6,916,300
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PW10, Class AJ
5.78%, 12/11/40[b]	6,120	6,677,076
Series 2007-PW17, Class A4
5.69%, 06/11/50[b]	5,484	5,511,325
Series 2007-PW18, Class A1A
5.60%, 06/11/50	2,401	2,435,424
Series 2007-PW18, Class A4
5.70%, 06/11/50	1,073	1,083,224

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Brunel Residential Mortgage Securitisation PLC Series 2007-1A, Class A4C FRN, (3 mo. LIBOR US + 0.200%)
1.36%, 01/13/39 (Call 07/13/17)[a]	$437	$436,447
CD Mortgage Trust Series 2007-CD5, Class A4
5.89%, 11/15/44[b]	1,192	1,195,100
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class A FRN, (1 mo. LIBOR + 1.400%)
2.31%, 12/15/27[a]	5,384	5,395,872
Chicago Skyscraper Trust Series 2017-SKY, Class A FRN, (1 mo. LIBOR + 0.800%)
1.71%, 02/15/30[a]	4,600	4,608,642
COMM Mortgage Trust
Series 2014-FL5, Class A
FRN, (1 mo. LIBOR + 1.370%)
2.28%, 10/15/31[a]	1,375	1,377,584
Series 2014-PAT, Class A
FRN, (1 mo. LIBOR + 0.800%)
1.79%, 08/13/27[a]	3,570	3,571,121
Series 2014-TWC, Class A
FRN, (1 mo. LIBOR + 0.850%)
1.84%, 02/13/32[a]	11,305	11,333,368
Commercial Mortgage Trust Series 2007-GG11, Class A4
5.74%, 12/10/49	602	603,502
Credit Suisse Commercial Mortgage Trust Series 2008-C1, Class A3
6.51%, 02/15/41[b]	2,554	2,576,530
DBRR Trust Series 2013-EZ3, Class A
1.64%, 12/18/49[a,b]	32	32,166
GS Mortgage Securities Corp. II Series 2013-KING, Class A
2.71%, 12/10/27[a]	1,947	1,972,803
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB20, Class A4
5.79%, 02/12/51[b]	951	956,102

Security	Principal (000s)	Value
LB Commercial Mortgage Trust Series 2007-C3, Class A1A
6.16%, 07/15/44[b]	$674	$675,721
LMREC Inc. Series 2016-CRE2, Class A FRN, (1 mo. LIBOR + 1.700%)
2.48%, 11/24/31[a]	3,410	3,402,430
ML-CFC Commercial Mortgage Trust Series 2007-9, Class A4
5.70%, 09/12/49	2,914	2,934,230
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4
6.13%, 06/11/49[b]	1,876	1,883,411
Series 2007-IQ16 Class A4
5.81%, 12/12/49	2,930	2,944,220
Series 2007-T27, Class A4
5.87%, 06/11/42[b]	940	939,529
RAIT Trust Series 2016-FL6, Class A FRN, (1 mo. LIBOR + 1.450%)
2.44%, 11/13/31[a]	6,415	6,414,742
Wells Fargo Commercial Mortgage Trust Series 2014-TISH, Class A FRN, (1 mo. LIBOR + 1.030%)
2.02%, 02/15/27[a]	5,500	5,490,144

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $92,911,250)		92,570,478

COMMERCIAL PAPER[c] — 2.11%
AXA Financial Inc.
1.71%, 08/21/17	5,400	5,377,748
Bank of Nova Scotia (The)
1.56%, 02/01/18	8,500	8,410,146
1.50%, 08/28/17	5,000	4,981,310
Coca-Cola Co. (The)
1.22%, 07/12/17	10,000	9,981,667
1.09%, 09/13/17	2,000	1,992,057
Sumitomo Mitsui Financial Group Inc.
1.15%, 07/21/17	10,000	9,974,333
Toronto-Dominion Bank (The)
1.32%, 10/05/17	9,000	8,952,400

TOTAL COMMERCIAL PAPER
(Cost: $49,633,260)		49,669,661

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 56.88%

AGRICULTURE — 1.01%
BAT International Finance PLC FRN, (3 mo. LIBOR US + 0.510%)
1.64%, 06/15/18[a]	$2,000	$2,004,388
Reynolds American Inc.
2.30%, 08/21/17	21,809	21,856,762

		23,861,150
AUTO MANUFACTURERS — 4.94%
American Honda Finance Corp.
1.50%, 11/19/18	10,000	9,978,970
BMW U.S. Capital LLC FRN, (3 mo. LIBOR US + 0.380%)
1.53%, 04/06/20[a]	4,415	4,416,064
Daimler Finance North America LLC
1.65%, 05/18/18[a,d]	1,585	1,584,829
FRN, (3 mo. LIBOR US + 0.340%)
1.37%, 08/01/17[a]	6,700	6,704,234
FRN, (3 mo. LIBOR US + 0.710%)
1.74%, 08/03/17[a]	6,450	6,461,739
FRN, (3 mo. LIBOR US + 0.740%)
1.89%, 07/05/19[a]	3,500	3,525,925
Ford Motor Credit Co. LLC
1.68%, 09/08/17[d]	7,000	6,999,664
1.72%, 12/06/17	15,000	14,991,660
2.94%, 01/08/19	3,500	3,543,771
3.00%, 06/12/17	2,000	2,003,474
FRN, (3 mo. LIBOR US + 0.570%)
1.67%, 12/06/17	1,000	1,000,833
General Motors Financial Co. Inc.
2.63%, 07/10/17	12,965	12,993,173
FRN, (3 mo. LIBOR US + 1.360%)
2.52%, 04/10/18	3,000	3,027,498
FRN, (3 mo. LIBOR US + 1.450%)
2.49%, 05/09/19	8,000	8,128,416
Hyundai Capital America FRN, (3 mo. LIBOR US + 0.800%)
1.95%, 04/03/20[a]	6,890	6,901,120
Nissan Motor Acceptance Corp. FRN, (3 mo. LIBOR US + 0.580%)
1.74%, 01/13/20[a]	15,000	15,032,400

Security	Principal (000s)	Value
Toyota Motor Credit Corp.
FRN, (3 mo. LIBOR US + 0.260%)
1.42%, 01/09/19	$5,000	$5,013,225
FRN, (3 mo. LIBOR US + 0.390%)
1.55%, 01/17/19	3,840	3,857,614

		116,164,609
BANKS — 21.62%
ABN AMRO Bank NV
2.10%, 01/18/19[a]	7,000	7,006,370
FRN, (3 mo. LIBOR US + 0.640%)
1.80%, 01/18/19[a]	4,700	4,713,968
American Express Centurion Bank
6.00%, 09/13/17	7,900	8,030,777
Bank of America Corp.
1.70%, 08/25/17	5,200	5,205,070
2.60%, 01/15/19	7,000	7,071,435
2.65%, 04/01/19[d]	12,000	12,140,400
FRN, (3 mo. LIBOR US + 0.610%)
1.66%, 08/25/17	1,250	1,251,812
FRN, (3 mo. LIBOR US + 0.870%)
2.02%, 04/01/19	4,000	4,036,688
FRN, (3 mo. LIBOR US + 1.070%)
2.23%, 03/22/18	6,750	6,798,762
Bank of Montreal
FRN, (3 mo. LIBOR US + 0.600%)
1.72%, 12/12/19	10,185	10,249,278
FRN, (3 mo. LIBOR US + 0.610%)
1.65%, 07/31/18	3,350	3,365,879
FRN, (3 mo. LIBOR US + 0.650%)
1.33%, 07/18/19	3,500	3,519,281
Bank of New York Mellon Corp. (The) FRN, (3 mo. LIBOR US + 0.560%)
1.59%, 08/01/18[d]	10,000	10,060,700
Bank of Nova Scotia (The)
1.30%, 07/21/17[d]	2,000	2,001,090
Barclays Bank PLC
1.93%, 02/21/18	6,000	6,009,772
BB&T Corp. FRN, (3 mo. LIBOR US + 0.860%)
1.99%, 06/15/18 (Call 05/15/18)	23,775	23,960,802
BNP Paribas SA
2.38%, 09/14/17	7,000	7,022,022

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2017

Security	Principal (000s)	Value
BPCE SA FRN, (3 mo. LIBOR US + 0.630%)
1.78%, 06/17/17	$700	$700,574
Branch Banking & Trust Co.
2.30%, 10/15/18 (Call 09/15/18)	1,473	1,483,237
FRN, (3 mo. LIBOR US + 0.300%)
1.35%, 05/23/17	2,000	2,000,078
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	6,000	5,999,394
1.65%, 02/05/18 (Call 01/05/18)	7,000	6,998,404
2.35%, 08/17/18 (Call 07/17/18)	2,465	2,478,237
FRN, (3 mo. LIBOR US + 0.680%)
1.71%, 02/05/18 (Call 01/05/18)[d]	500	501,299
FRN, (3 mo. LIBOR US + 1.150%)
2.19%, 08/17/18 (Call 07/18/18)	6,250	6,307,512
Citibank N.A. FRN, (3 mo. LIBOR US + 0.340%)
1.49%, 03/20/19	15,000	15,027,120
Citigroup Inc.
FRN, (3 mo. LIBOR US + 0.770%)
1.93%, 04/08/19	8,232	8,268,970
FRN, (3 mo. LIBOR US + 0.930%)
2.03%, 06/07/19	9,000	9,059,787
Credit Suisse AG/New York NY
1.70%, 04/27/18	2,200	2,199,384
FRN, (3 mo. LIBOR US + 0.680%)
1.72%, 04/27/18	14,035	14,081,793
FRN, (3 mo. LIBOR US + 0.690%)
1.73%, 01/29/18[d]	1,250	1,254,591
Deutsche Bank AG/London
FRN, (3 mo. LIBOR US + 0.470%)
1.52%, 05/30/17	1,000	1,000,097
FRN, (3 mo. LIBOR US + 0.680%)
1.71%, 02/13/18	3,000	2,999,571
Fifth Third Bank/Cincinnati OH
1.35%, 06/01/17 (Call 05/02/17)	20,000	20,000,000
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19[d]	10,000	10,100,300
2.90%, 07/19/18	2,500	2,533,375
5.95%, 01/18/18[d]	5,000	5,150,550
FRN, (3 mo. LIBOR US + 1.020%)
2.06%, 10/23/19	6,000	6,068,250
FRN, (3 mo. LIBOR US + 1.040%)
2.08%, 04/25/19	14,000	14,159,362

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 1.200%)
2.24%, 04/30/18	$7,000	$7,060,214
Horsepower Finance Ltd.
2.15%, 12/02/19[e]	10,000	9,904,420
HSBC Bank PLC FRN, (3 mo. LIBOR US + 0.640%)
1.68%, 05/15/18[a]	5,000	5,019,535
HSBC USA Inc.
1.30%, 06/23/17	4,000	4,000,040
FRN, (3 mo. LIBOR US + 0.770%)
1.80%, 08/07/18	3,250	3,266,568
Huntington National Bank (The) FRN, (3 mo. LIBOR US + 0.510%)
1.62%, 03/10/20	10,000	10,004,750
ING Bank NV
FRN, (3 mo. LIBOR US + 0.550%)
1.69%, 03/16/18[a]	4,250	4,259,550
FRN, (3 mo. LIBOR US + 0.610%)
1.65%, 08/15/19[a]	3,000	3,001,098
JPMorgan Chase & Co.
2.20%, 10/22/19[d]	10,000	10,043,300
2.35%, 01/28/19	4,000	4,038,884
FRN, (3 mo. LIBOR US + 0.550%)
1.59%, 04/25/18	3,000	3,012,456
1.66%, 03/09/21 (Call 03/09/20)[d]	10,000	9,967,440
JPMorgan Chase Bank N.A. FRN, (3 mo. LIBOR US + 0.590%)
1.75%, 09/23/19 (Call 08/23/19)	11,500	11,570,357
Morgan Stanley
2.38%, 07/23/19	3,000	3,020,883
FRN, (3 mo. LIBOR US + 1.375%)
2.41%, 02/01/19	15,000	15,247,800
Series 3NC2
FRN, (3 mo. LIBOR US + 0.800%)
1.84%, 02/14/20 (Call 02/14/19)[d]	21,740	21,799,220
MUFG Americas Holdings Corp. FRN, (3 mo. LIBOR US + 0.570%)
1.61%, 02/09/18 (Call 01/09/18)	2,000	2,000,862
MUFG Union Bank N.A.
2.13%, 06/16/17	4,000	4,003,308
National Australia Bank Ltd./New York
2.30%, 07/25/18[d]	5,000	5,035,750

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Nordea Bank AB FRN, (3 mo. LIBOR US + 0.840%)
1.99%, 09/17/18[a]	$10,000	$10,088,630
Royal Bank of Canada
FRN, (3 mo. LIBOR US + 0.380%)
1.48%, 03/02/20	5,000	5,004,650
FRN, (3 mo. LIBOR US + 0.480%)
1.52%, 07/29/19	5,000	5,014,755
FRN, (3 mo. LIBOR US + 0.540%)
1.58%, 07/30/18	3,400	3,414,974
FRN, (3 mo. LIBOR US + 0.700%)
1.81%, 12/10/18	2,300	2,317,673
Santander UK PLC
1.65%, 09/29/17	4,037	4,042,305
Sumitomo Mitsui Banking Corp.
1.97%, 01/11/19[d]	6,880	6,880,399
FRN, (3 mo. LIBOR US + 0.940%)
2.10%, 01/18/19	5,500	5,548,229
SunTrust Bank/Atlanta GA FRN, (3 mo. LIBOR US + 0.530%)
1.56%, 01/31/20 (Call 12/31/19)	10,000	10,060,440
Toronto-Dominion Bank (The) FRN, (3 mo. LIBOR US + 0.540%)
1.69%, 07/23/18	5,700	5,727,782
UBS AG/Stamford CT
5.75%, 04/25/18[d]	4,200	4,367,038
FRN, (3 mo. LIBOR US + 0.700%)
1.85%, 03/26/18	6,950	6,975,736
Wells Fargo & Co.
1.40%, 09/08/17[d]	17,000	16,995,002
FRN, (3 mo. LIBOR US + 0.400%)
1.52%, 09/14/18	4,325	4,334,403
FRN, (3 mo. LIBOR US + 0.630%)
1.78%, 04/23/18	4,000	4,017,384
Wells Fargo Bank N.A.
2.15%, 12/06/19[d]	12,000	12,051,864
Westpac Banking Corp.
1.50%, 12/01/17	5,000	5,000,415

		508,914,105
BEVERAGES — 2.06%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19[d]	2,000	2,004,184

Security	Principal (000s)	Value
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17[d]	$19,700	$19,702,305
2.20%, 08/01/18	8,149	8,202,294
Heineken NV
1.40%, 10/01/17[a]	18,580	18,572,717

		48,481,500
BIOTECHNOLOGY — 1.42%
Amgen Inc.
1.25%, 05/22/17	7,250	7,249,768
2.13%, 05/15/17	4,090	4,090,973
5.70%, 02/01/19	4,000	4,263,060
5.85%, 06/01/17	3,500	3,512,019
6.15%, 06/01/18[d]	1,000	1,047,321
Biogen Inc.
6.88%, 03/01/18	12,750	13,295,547

		33,458,688
CHEMICALS — 0.51%
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	6,000	6,010,770
EI du Pont de Nemours & Co. FRN, (3 mo. LIBOR US + 0.530%)
1.00%, 05/01/20	6,015	6,038,098

		12,048,868
COMMERCIAL SERVICES — 0.34%
Moody’s Corp. FRN, (3 mo. LIBOR US + 0.350%)
1.41%, 09/04/18	8,000	8,015,424

		8,015,424
COMPUTERS — 0.71%
Hewlett Packard Enterprise Co. FRN, (3 mo. LIBOR US + 1.930%)
3.08%, 10/05/18	16,340	16,656,506

		16,656,506
DIVERSIFIED FINANCIAL SERVICES — 1.63%
AIG Global Funding
1.65%, 12/15/17[a,d]	5,000	5,004,200
Air Lease Corp.
2.13%, 01/15/18[d]	690	691,422
American Express Credit Corp. FRN, (3 mo. LIBOR US + 0.430%)
1.52%, 03/03/20 (Call 02/03/20)	10,000	10,022,950
International Lease Finance Corp.
3.88%, 04/15/18	14,579	14,847,691

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	$2,728	$2,728,810
FRN, (3 mo. LIBOR US + 1.400%)
2.44%, 11/09/17	5,000	5,026,250

		38,321,323
ELECTRIC — 0.99%
Dominion Resources Inc./VA
1.88%, 12/15/18[a]	10,000	9,977,680
1.88%, 01/15/19[d]	4,845	4,839,448
Duke Energy Corp.
1.63%, 08/15/17	1,892	1,893,415
Duke Energy Florida LLC Series A
5.80%, 09/15/17	5,000	5,081,280
Great Plains Energy Inc.
2.50%, 03/09/20	665	672,747
Virginia Electric & Power Co.
5.40%, 04/30/18	800	829,872

		23,294,442
FOOD — 1.17%
Kraft Heinz Foods Co.
2.25%, 06/05/17	2,500	2,502,300
Wm Wrigley Jr Co.
2.00%, 10/20/17[a]	25,000	25,057,075

		27,559,375
GAS — 0.21%
Korea Gas Corp.
2.88%, 07/29/18[a]	4,800	4,847,391
HEALTH CARE – PRODUCTS — 0.81%
Becton Dickinson and Co.
1.80%, 12/15/17	5,000	4,996,755
Covidien International Finance SA
6.00%, 10/15/17	8,510	8,681,791
Medtronic Inc. FRN, (3 mo. LIBOR US + 0.800%)
1.93%, 03/15/20	5,312	5,408,137

		19,086,683
HEALTH CARE – SERVICES — 1.18%
Aetna Inc.
1.75%, 05/15/17	5,066	5,065,965
UnitedHealth Group Inc.
1.45%, 07/17/17	19,700	19,709,003
6.00%, 06/15/17	3,018	3,035,169

		27,810,137

Security	Principal (000s)	Value
HOUSEWARES — 0.21%
Newell Brands Inc.
2.15%, 10/15/18	$4,940	$4,967,284
INSURANCE — 2.12%
American International Group Inc.
5.85%, 01/16/18[d]	14,156	14,573,885
Berkshire Hathaway Finance Corp. FRN, (3 mo. LIBOR US + 0.690%)
1.82%, 03/15/19	10,000	10,110,230
Metropolitan Life Global Funding I FRN, (3 mo. LIBOR US + 0.430%)
1.58%, 12/19/18[a]	15,000	15,045,570
Voya Financial Inc.
2.90%, 02/15/18	10,000	10,085,020

		49,814,705
LEISURE TIME — 0.83%
Carnival Corp.
1.88%, 12/15/17[d]	19,400	19,432,398

		19,432,398
MACHINERY — 0.51%
John Deere Capital Corp.
1.95%, 12/13/18	6,000	6,029,196
FRN, (3 mo. LIBOR US + 0.300%)
1.43%, 03/13/20[d]	6,000	6,010,242
MANUFACTURING — 0.32%
General Electric Co.
2.30%, 01/14/19	7,500	7,596,127

		7,596,127
MEDIA — 0.39%
Comcast Corp.
6.30%, 11/15/17	9,000	9,233,487

		9,233,487
OIL & GAS — 3.90%
Apache Corp.
7.00%, 02/01/18	7,000	7,255,325
BP Capital Markets PLC
2.24%, 09/26/18	10,000	10,072,110
Canadian Natural Resources Ltd.
1.75%, 01/15/18	6,000	5,998,818
Chevron Corp. FRN, (3 mo. LIBOR US + 0.210%)
1.30%, 03/03/20[d]	6,500	6,511,609
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	15,000	14,956,635

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Ecopetrol SA
7.63%, 07/23/19	$8,000	$8,897,600
Petroleos Mexicanos
3.50%, 07/18/18	10,000	10,157,000
5.75%, 03/01/18	10,000	10,301,700
Phillips 66 FRN, (3 mo. LIBOR US + 0.750%)
1.89%, 04/15/20 (Call 04/15/18)[a]	5,625	5,633,387
Sinopec Group Overseas Development 2014 Ltd.
2.75%, 04/10/19[e]	12,000	12,106,587

		91,890,771
PHARMACEUTICALS — 1.41%
AbbVie Inc.
1.80%, 05/14/18[d]	7,000	7,009,870
Actavis Funding SCS
2.35%, 03/12/18[d]	15,000	15,063,450
FRN, (3 mo. LIBOR US + 1.080%)
2.20%, 03/12/18	2,000	2,012,548
Actavis Inc.
1.88%, 10/01/17	9,000	9,006,966

		33,092,834
PIPELINES — 0.93%
Enterprise Products Operating LLC
6.65%, 04/15/18	1,500	1,568,552
Kinder Morgan Inc./DE
2.00%, 12/01/17[d]	4,000	4,005,564
7.00%, 06/15/17	5,500	5,533,577
TransCanada PipeLines Ltd.
1.63%, 11/09/17	3,000	2,999,475
1.88%, 01/12/18	7,800	7,809,649

		21,916,817
REAL ESTATE INVESTMENT TRUSTS — 1.16%
ERP Operating LP
5.75%, 06/15/17	17,174	17,257,277
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	10,000	10,067,810

		27,325,087
RETAIL — 2.48%
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)[d]	18,500	18,634,273
McDonald’s Corp.
2.10%, 12/07/18[d]	14,000	14,084,770

Security	Principal (000s)	Value
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	$22,000	$22,035,244
1.75%, 05/30/18[d]	3,500	3,513,181

		58,267,468
SOFTWARE — 0.43%
Fidelity National Information Services Inc.
2.85%, 10/15/18	7,000	7,090,846
Oracle Corp.
2.38%, 01/15/19	3,000	3,040,155

		10,131,001
TELECOMMUNICATIONS — 1.97%
AT&T Inc.
1.40%, 12/01/17[d]	7,000	6,992,419
Deutsche Telekom International Finance BV FRN, (3 mo. LIBOR US + 0.580%)
1.74%, 01/17/20[a]	12,000	12,024,780
Verizon Communications Inc.
1.10%, 11/01/17[d]	2,000	1,999,340
3.65%, 09/14/18[d]	8,000	8,199,504
FRN, (3 mo. LIBOR US + 0.400%)
1.51%, 06/09/17	3,500	3,501,249
FRN, (3 mo. LIBOR US + 0.770%)
1.92%, 06/17/19	9,000	9,071,820
FRN, (3 mo. LIBOR US + 1.750%)
2.87%, 09/14/18	4,500	4,591,872

		46,380,984
TRANSPORTATION — 0.46%
FedEx Corp.
8.00%, 01/15/19[d]	1,275	1,403,136
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	4,473	4,513,767
3.50%, 06/01/17[d]	5,000	5,008,070

		10,924,973
TRUCKING & LEASING — 1.16%
Aviation Capital Group Corp.
4.63%, 01/31/18[a]	885	902,239
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.88%, 07/17/18[a]	1,825	1,846,864
3.38%, 03/15/18[a,d]	6,000	6,085,218
3.75%, 05/11/17[a]	18,520	18,528,704

		27,363,025

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,336,838,681)		1,338,896,600

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2017

Security	Principal or Shares (000s)	Value
REPURCHASE AGREEMENTS — 1.28%
Mizuho Securities USA Inc., 2.27%, 05/01/17[b] (Purchased on 04/30/17 to be repurchased at $30,001,893, collateralized by various non-agency asset-backed securities, 2.98% to 4.48%, due 08/03/20 to 09/01/21, par and fair value of $33,631,367 and $34,500,001, respectively)[f]	$30,000	$30,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $30,000,000)		30,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.24%
Federal Home Loan Mortgage Corp.
1.00%, 04/27/18	23,630	23,596,303
Federal National Mortgage Association
5.00%, 01/01/20	5,371	5,516,939

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $29,148,306)		29,113,242

MONEY MARKET FUNDS — 4.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[g,h,i]	49,397	49,417,228

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[g,h]	46,605	$46,605,125

TOTAL MONEY MARKET FUNDS
(Cost: $96,012,380)		96,022,353

TOTAL INVESTMENTS IN SECURITIES — 102.06%
(Cost: $2,398,108,158)[j]		2,402,165,930
Other Assets, Less Liabilities — (2.06)%		(48,513,333)

NET ASSETS — 100.00%		$2,353,652,597

FRN  —  Floating Rate Note

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Rates shown are discount rates paid at the time of purchase.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Maturity date represents next reset date.
[g]	Affiliated money market fund.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.
[i]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[j]	The cost of investments for federal income tax purposes was $2,394,734,263. Net unrealized appreciation was $7,431,667, of which $8,671,613 represented gross unrealized appreciation on securities and $1,239,946 represented gross unrealized depreciation on securities.

Schedule 1 — Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of April 30, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
JPY	3,150,000,000	USD	28,124,616	HSBC	05/12/2017	$144,559
USD	27,153,665	JPY	3,150,000,000	DB	05/12/2017	(1,115,509)

				Net unrealized depreciation		$(970,950)

Counterparties:

DB — Deutsche Bank AG London

HSBC — HSBC Bank PLC

Currency abbreviations:

JPY — Japanese Yen

USD — United States Dollar

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

April 30, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Asset-backed securities	$—	$588,663,894	$147,186,216	$735,850,110
Certificates of deposit	—	30,043,486	—	30,043,486
Collateralized mortgage obligations	—	92,570,478	—	92,570,478
Commercial paper	—	49,669,661	—	49,669,661
Corporate bonds & notes	—	1,338,896,600	—	1,338,896,600
Repurchase agreements	—	30,000,000	—	30,000,000
U.S. government & agency obligations	—	29,113,242	—	29,113,242
Money market funds	96,022,353	—	—	96,022,353

Total	$96,022,353	$2,158,957,361	$147,186,216	$2,402,165,930

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$144,558	$—	$144,558
Liabilities:
Forward currency contracts	—	(1,115,509)	—	(1,115,509)

Total	$—	$(970,951)	$—	$(970,951)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

The following table includes a rollforward for the six months ended April 30, 2017 of investments whose values are classified as Level 3 as of the beginning or end of the period.

	Asset-Backed Securities	Collateralized Mortgage Obligations
Balance at beginning of period	$35,871,580	$3,410,000
Realized gain (loss) and change in unrealized appreciation/depreciation	472,173	—
Purchases	132,955,685	—
Sales	(7,114,272)	—
Transfers ina	—	—
Transfers out[a]	(14,998,950)	(3,410,000)

Balance at end of period	$147,186,216	$—

Net change in unrealized appreciation/depreciation on investments still held at end of period	$414,722	$(7,570)

[a]	Represents the value as of the beginning of the reporting period

The Fund’s investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

April 30, 2017

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 104.93%

ALABAMA — 3.27%
State of Alabama Docks Department RB Series B
5.00%, 10/01/18	$500	$525,375
5.00%, 10/01/19	500	540,700
Tuscaloosa City Board of Education RB
5.00%, 08/01/19	150	162,640

1,228,715
ARIZONA — 1.22%
Maricopa County Unified School District No. 60 Higley GOL
3.00%, 07/01/17	(AGM)	455	456,638

456,638
ARKANSAS — 0.39%
City of Little Rock AR Sewer Revenue RB
1.15%, 12/01/18	145	145,181

145,181
CALIFORNIA — 1.95%
Lancaster Redevelopment Agency Successor Agency RB
3.00%, 08/01/20	700	730,716

730,716
COLORADO — 0.78%
State of Colorado Department of Transportation COP
5.00%, 06/15/19	270	292,027

292,027
CONNECTICUT — 3.51%
State of Connecticut GO Series A
5.00%, 04/15/20	1,200	1,317,936

1,317,936
FLORIDA — 3.19%
Village Community Development District No. 7 RB
3.00%, 05/01/17	585	585,070

Security		Principal (000s)	Value
Volusia County Educational Facility Authority RB
3.00%, 10/15/17		$110	$110,736
5.00%, 06/01/17		500	501,835

			1,197,641
GEORGIA — 6.19%
Burke County Development Authority RB
2.20%, 10/01/32		1,700	1,717,323
Cobb County Development Authority RB
5.00%, 07/15/20		545	604,356

			2,321,679
ILLINOIS — 3.08%
Illinois Finance Authority RB
3.00%, 11/15/17		150	151,619
4.00%, 09/01/17		100	100,871
4.00%, 09/01/18		150	154,635
4.00%, 11/15/18		100	104,201
4.00%, 09/01/19		145	152,141
5.00%, 08/15/17		375	379,057
Series A
5.00%, 10/01/20		100	111,410

			1,153,934
INDIANA — 4.81%
City of Indianapolis Department of Public Utilities Water System Revenue RB Series B
4.00%, 10/01/18		100	104,168
Indiana Finance Authority RB VRDN
0.92%, 02/01/39	(Put 05/04/17)[a]	1,700	1,700,000

			1,804,168
IOWA — 0.27%
Iowa Finance Authority RB VRDN
1.07%, 04/01/22	(Put 05/04/17)[a]	100	100,000

			100,000
KENTUCKY — 1.09%
Hardin County School District Finance Corp. RB
4.00%, 02/01/18		400	409,140

			409,140

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

April 30, 2017

Security		Principal (000s)	Value
LOUISIANA — 2.36%
City of Ruston LA RB
2.00%, 06/01/18	(AGM)	$185	$186,656
Louisiana Public Facilities Authority RB VRDN
0.93%, 12/01/43	(Put 05/03/17)[a]	700	700,000

			886,656
MARYLAND — 0.64%
Maryland Health & Higher Educational Facilities Authority RB Series B
3.00%, 07/01/18		235	239,919

			239,919
MICHIGAN — 7.42%
County of Genesee MI GOL Series B
5.00%, 02/01/19	(BAM)	100	105,974
Lawton Community Schools GO
2.00%, 05/01/17		605	605,060
Macomb Township Building Authority RB
3.00%, 04/01/18		500	509,160
Michigan State Housing Development Authority RB Series C VRDN
1.00%, 12/01/35	(Put 05/03/17) [a]	1,565	1,565,000

			2,785,194
NEW JERSEY — 32.28%
Borough of Wanaque NJ GO
2.25%, 03/30/18		1,075	1,084,056
City of Cape May NJ GO
2.00%, 07/14/17		1,100	1,101,947
City of Newark NJ RB
5.00%, 09/01/17		2,000	2,022,380
City of North Wildwood NJ GO
2.25%, 05/09/18		1,000	1,008,720
County of Passaic NJ GO Series A
2.00%, 12/11/17		1,000	1,006,170
Hudson County Improvement Authority RB Series B-1
2.00%, 06/27/17	(GTD)	500	500,770

Security		Principal (000s)	Value
New Jersey Economic Development Authority RB
Series A
3.00%, 07/15/17		$150	$150,540
5.00%, 05/01/17		1,240	1,240,385
Series EE
5.00%, 09/01/17	(ETM)	610	618,595
New Jersey Educational Facilities Authority RB Series F
4.00%, 07/01/20		255	273,786
New Jersey Health Care Facilities Financing Authority RB
5.00%, 07/01/19		160	172,867
New Jersey Transportation Trust Fund Authority RB
5.00%, 12/15/17		2,350	2,408,022
Series A-1
5.00%, 06/15/19		495	522,581

			12,110,819
NEW YORK — 10.62%
Corning City School District
2.00%, 06/22/17	(SAW)	1,000	1,001,040
County of Broome NY GOL
2.00%, 05/05/17		1,000	1,000,190
Elmira City School District GO
5.00%, 06/15/17		300	301,605
New York State Dormitory Authority RB Series K
4.00%, 10/01/18		225	234,459
Onondaga County Trust for Cultural Resources RB
4.00%, 05/01/19		400	421,180
Troy Capital Resource Corp. RB
5.00%, 09/01/18		975	1,024,101

			3,982,575
NORTH CAROLINA — 0.64%
Charlotte-Mecklenburg Hospital Authority (The) RB
5.00%, 01/15/19		225	239,839

			239,839
OHIO — 5.48%
County of Union OH GOL
1.20%, 03/28/18	(Call 05/30/17)	1,350	1,350,108

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

April 30, 2017

Security		Principal (000s)	Value
Urbana City School District GO
5.00%, 12/01/17		$690	$706,546

			2,056,654
OKLAHOMA — 1.05%
Norman Regional Hospital Authority RB
4.00%, 09/01/18		380	392,855

			392,855
PENNSYLVANIA — 9.11%
Carlisle Area School District GOL
2.00%, 09/01/19		165	167,909
Commonwealth of Pennsylvania GO Third Series
5.38%, 07/01/18	(AGM)	1,000	1,051,080
Montgomery County Industrial Development Authority/PA RB VRDN
0.95%, 11/15/29 (AGC)	(Put 05/01/17)[a]	400	400,000
Pennsylvania Economic Development Financing Authority RB
4.00%, 03/15/19		1,000	1,053,620
Pottsgrove School District GOL
3.00%, 08/15/17		740	744,699

			3,417,308
TENNESSEE — 0.69%
Knox County Health Educational & Housing Facility Board RB
4.00%, 09/01/18		250	258,050

			258,050
TEXAS — 0.88%
Harris County Hospital District RB
5.00%, 02/15/20		300	328,806

			328,806
WASHINGTON — 2.68%
Tobacco Settlement Authority RB
5.00%, 06/01/17		1,000	1,003,700

			1,003,700
WEST VIRGINIA — 0.90%
Berkeley County Public Service District RB
2.00%, 12/01/17		335	336,776

			336,776

Security		Principal or Shares (000s)	Value
WYOMING — 0.43%
Wyoming Municipal Power Agency Inc. RB Series A
4.00%, 01/01/18	(BAM)	$160	$163,131

			163,131

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $39,360,529)			39,360,057

SHORT-TERM INVESTMENTS — 0.18%

MONEY MARKET FUNDS — 0.18%
BlackRock Liquidity Funds: MuniCash
0.71%[b,c]		68	68,091

			68,091

TOTAL SHORT-TERM INVESTMENTS (Cost: $68,087)			68,091

TOTAL INVESTMENTS IN SECURITIES — 105.11% (Cost: $39,428,616)[d]			39,428,148
Other Assets, Less Liabilities — (5.11)%			(1,915,871)

NET ASSETS — 100.00%			$37,512,277

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

SAW  —  State Aid Withholding

VRDN  —  Variable Rate Demand Note

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

BAM  —  Build America Mutual Assurance Co.

[a]	VRDNs are debt instruments that are payable on demand on each reset date, which may be daily, weekly, or monthly. Coupon rate shown reflects the rate in effect at period end.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $39,428,616. Net unrealized depreciation was $468, of which $38,884 represented gross unrealized appreciation on securities and $39,352 represented gross unrealized depreciation on securities.

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

April 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal debt obligations	$—	$39,360,057	$—	$39,360,057
Money market funds	68,091	—	—	68,091

Total	$68,091	$39,360,057	$—	$39,428,148

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® ULTRA SHORT-TERM BOND ETF

April 30, 2017

Security	Principal (000s)	Value
ASSET-BACKED SECURITIES — 0.07%
Honda Auto Receivables Owner Trust Series 2016-2, Class A2
1.13%, 09/17/18 (Call 07/15/19)	$91	$90,571

TOTAL ASSET-BACKED SECURITIES
(Cost: $90,594)		90,571

CERTIFICATES OF DEPOSIT — 18.52%
Bank of America N.A.
1.18%, 10/03/17	4,000	3,999,832
Bank of Nova Scotia (The)
1.46%, 04/12/19[a]	1,000	999,616
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
1.53%, 08/30/17	1,500	1,501,578
Canadian Imperial Bank of Commerce
1.40%, 08/08/18	1,000	999,750
Cooperatieve Rabobank UA/NV
1.58%, 09/08/17	500	500,870
Credit Industriel ET Commercial NY
1.21%, 10/05/17	2,000	2,000,482
Dexia Credit Local SA/New York NY
1.54%, 05/24/17	350	350,149
DG Bank/NY
1.20%, 08/28/17	1,000	999,684
Mitsubishi UFJ Trust & Banking Corp.
1.33%, 09/15/17	4,000	4,001,316
Mizuho Bank Ltd.
1.39%, 09/08/17	2,000	2,001,390
1.74%, 05/17/17	600	600,255
Natixis SA
1.56%, 09/18/17	250	250,238
Norinchukin Bank (The)
1.54%, 07/24/17	2,000	2,002,268
1.55%, 09/22/17	250	250,272
Toronto-Dominion Bank (The)
1.50%, 11/22/17	1,000	1,001,843
UBS AG/Stamford CT
1.53%, 05/25/17	250	250,109
1.53%, 09/01/17	250	250,319
1.57%, 09/08/17	250	250,361

Security	Principal (000s)	Value
Wells Fargo Bank N.A.
1.31%, 02/06/18	$250	$250,432
1.64%, 09/22/17	250	250,524

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $22,701,021)		22,711,288

COMMERCIAL PAPER[b] — 34.26%
ABN AMRO Funding USA LLC
1.22%, 08/01/17	1,000	996,833
ASB Finance Ltd.
1.35%, 02/12/18	300	300,504
AutoZone Inc.
1.17%, 05/03/17	2,000	1,999,691
AXA Financial Inc.
1.71%, 10/10/17	250	248,398
1.54%, 02/06/18	2,500	2,467,084
Bank of Nova Scotia (The)
1.50%, 11/20/17	500	500,823
Banque et Caisse d’Epargne
1.21%, 09/07/17	1,500	1,494,247
Barclays Bank PLC
1.51%, 05/19/17	1,000	999,319
Bell Canada Inc.
1.19%, 05/18/17	250	249,846
1.23%, 06/01/17	3,000	2,996,807
Commonwealth Bank of Australia
1.50%, 09/01/17	500	500,778
Ford Motor Credit Co. LLC
1.57%, 09/01/17	1,900	1,890,078
1.70%, 10/05/17	650	645,369
GlaxoSmithKline PLC
1.26%, 06/05/17	425	424,604
HSBC Bank PLC
1.33%, 02/09/18	1,000	1,001,726
Hyundai Capital America
1.22%, 05/01/17	3,700	3,699,659
ING U.S. Funding LLC
1.71%, 06/23/17	250	250,274
Macquarie Bank Ltd.
1.30%, 01/24/18	5,400	5,402,560
Nissan Motor Acceptance Corp.
1.07%, 05/25/17	3,000	2,997,293

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ULTRA SHORT-TERM BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Ryder System Inc.
1.18%, 06/01/17	$3,000	$2,996,524
Sheffield Receivables Co. LLC
1.36%, 08/21/17	1,000	995,342
1.48%, 09/21/17	705	700,525
Southern Co. (The)
1.25%, 05/10/17	2,300	2,299,127
Svenska Handelsbanken AB
0.92%, 05/24/17	2,872	2,870,079
Victory Receivables Corp.
1.04%, 06/13/17	3,100	3,095,140

TOTAL COMMERCIAL PAPER
(Cost: $42,021,796)		42,022,630

CORPORATE BONDS & NOTES — 43.78%

AEROSPACE & DEFENSE — 3.00%
Lockheed Martin Corp.
4.25%, 11/15/19	3,000	3,172,284
United Technologies Corp. FRN, (3 mo. LIBOR US + 0.350%)
1.38%, 11/01/19	500	503,369

		3,675,653
AUTO MANUFACTURERS — 3.19%
American Honda Finance Corp.
1.55%, 12/11/17	2,500	2,505,350
Daimler Finance North America LLC FRN, (3 mo. LIBOR US + 0.620%)
1.66%, 10/30/19[c]	250	251,305
Ford Motor Credit Co. LLC
1.72%, 12/06/17	350	349,806
Nissan Motor Acceptance Corp.
FRN, (3 mo. LIBOR US + 0.800%)
1.95%, 04/06/18[c]	300	301,504
FRN, (3 mo. LIBOR US + 1.010%)
2.12%, 03/08/19[c]	250	252,341
Toyota Motor Credit Corp. FRN, (3 mo. LIBOR US + 0.380%)
1.53%, 04/06/18	250	250,757

		3,911,063
BANKS — 24.37%
Australia & New Zealand Banking Group Ltd. FRN, (3 mo. LIBOR US + 0.440%)
1.60%, 01/16/18[c]	400	400,861

Security	Principal (000s)	Value
Bank of America Corp.
2.60%, 01/15/19	$500	$505,103
Bank of Montreal FRN, (3 mo. LIBOR US + 0.600%)
1.72%, 12/12/19	510	513,219
Banque Federative du Credit Mutuel SA
2.50%, 10/29/18[c]	2,000	2,014,364
Barclays PLC
2.00%, 03/16/18	2,000	2,000,980
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	750	750,350
BNP Paribas SA
2.38%, 09/14/17	250	250,787
Citigroup Inc.
1.70%, 04/27/18	1,550	1,549,519
FRN, (3 mo. LIBOR US + 0.860%)
1.96%, 12/07/18	400	402,978
Commonwealth Bank of Australia
FRN, (3 mo. LIBOR US + 0.400%)
1.52%, 03/12/18[c]	300	300,367
FRN, (3 mo. LIBOR US + 0.450%)
1.56%, 03/10/20[c]	1,615	1,616,558
HSBC USA Inc.
1.63%, 01/16/18	1,800	1,799,491
FRN, (3 mo. LIBOR US + 0.880%)
2.04%, 09/24/18	2,000	2,011,288
JPMorgan Chase & Co.
FRN, (3 mo. LIBOR US + 0.550%)
1.59%, 04/25/18	400	401,661
Series H
1.70%, 03/01/18 (Call 02/01/18)	2,500	2,502,242
JPMorgan Chase Bank N.A. FRN, (3 mo. LIBOR US + 0.450%)
1.60%, 09/21/18 (Call 08/21/18)	250	250,757
National Australia Bank Ltd. FRN, (3 mo. LIBOR US + 0.420%)
1.58%, 04/17/19[c]	1,000	1,001,400
Royal Bank of Canada
FRN, (3 mo. LIBOR US + 0.380%)
1.48%, 03/02/20	3,000	3,002,790
2.00%, 12/10/18	390	391,480
Sumitomo Mitsui Trust Bank Ltd.
2.05%, 03/06/19[c]	1,635	1,634,550

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® ULTRA SHORT-TERM BOND ETF

April 30, 2017

Security	Principal (000s)	Value
UBS AG/Stamford CT
1.80%, 03/26/18	$325	$325,555
Wachovia Corp.
5.75%, 06/15/17	3,000	3,015,354
Westpac Banking Corp.
FRN, (3 mo. LIBOR US + 0.430%)
1.53%, 03/06/20	3,000	3,001,794
FRN, (3 mo. LIBOR US + 0.710%)
1.74%, 05/13/19	250	251,746

		29,895,194
COMPUTERS — 0.61%
Apple Inc.
FRN, (3 mo. LIBOR US + 0.200%)
1.24%, 02/07/20	500	501,497
FRN, (3 mo. LIBOR US + 0.250%)
1.28%, 05/03/18	250	250,552

		752,049
DIVERSIFIED FINANCIAL SERVICES — 2.45%
American Express Credit Corp. FRN, (3 mo. LIBOR US + 0.430%)
1.52%, 03/03/20 (Call 02/03/20)	3,000	3,006,885

		3,006,885
INSURANCE — 0.18%
Berkshire Hathaway Finance Corp.
1.45%, 03/07/18	115	115,143
FRN, (3 mo. LIBOR US + 0.550%)
1.65%, 03/07/18	100	100,509

		215,652
INTERNET — 1.43%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	1,750	1,758,867

		1,758,867
MACHINERY — 0.24%
Caterpillar Financial Services Corp. FRN, (3 mo. LIBOR US + 0.700%)
1.75%, 02/23/18	300	301,187

		301,187
MANUFACTURING — 2.45%
Siemens Financieringsmaatschappij NV
FRN, (3 mo. LIBOR US + 0.340%)
1.48%, 03/16/20[c]	3,000	3,004,740

		3,004,740

Security	Principal (000s)	Value
MEDIA — 1.17%
Walt Disney Co. (The) FRN, (3 mo. LIBOR US + 0.130%)
1.23%, 03/04/20	$1,435	$1,435,963

		1,435,963
OIL & GAS — 3.55%
Chevron Corp.
FRN, (3 mo. LIBOR US + 0.090%)
1.18%, 02/28/19	2,000	2,001,636
FRN, (3 mo. LIBOR US + 0.210%)
1.30%, 03/03/20	2,000	2,003,572
Exxon Mobil Corp. FRN, (3 mo. LIBOR US + 0.600%)
1.65%, 02/28/18	350	351,935

		4,357,143
PHARMACEUTICALS — 0.33%
Bayer U.S. Finance LLC FRN, (3 mo. LIBOR US + 0.280%)
1.43%, 10/06/17[c]	400	400,014

		400,014
RETAIL — 0.40%
CVS Health Corp.
1.90%, 07/20/18	390	390,928
Lowe’s Companies Inc. FRN, (3 mo. LIBOR US + 0.600%)
1.72%, 09/14/18	100	100,776

		491,704
SEMICONDUCTORS — 0.41%
QUALCOMM Inc.
1.40%, 05/18/18	500	499,550

		499,550

TOTAL CORPORATE BONDS & NOTES
(Cost: $53,647,157)		53,705,664

REPURCHASE AGREEMENTS — 4.48%
Citigroup Global Markets Inc., 1.67%, 05/01/17[a] (Purchased on 04/30/17 to be repurchased at $2,500,116, collateralized by non-agency mortgage-backed security, 2.80%, due 04/16/49, par and fair value of $3,829,838 and $2,875,000, respectively)[d]	2,500	2,500,000

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ULTRA SHORT-TERM BOND ETF

April 30, 2017

Security	Principal or Shares (000s)	Value
Credit Suisse Securities (USA) LLC, 1.45%, 05/01/17[a] (Purchased on 04/30/17 to be repurchased at $2,000,080, collateralized by non-agency asset-backed security, 0.00%, due 09/16/19, par and fair value of $2,305,000 and $2,305,000, respectively)[d]	$2,000	$2,000,000
Deutsche Bank Securities Inc., 1.39%, 05/01/17[a] (Purchased on 04/30/17 to be repurchased at $1,000,039, collateralized by various non-agency asset-backed securities and mortgage-backed securities, 1.46% to 9.53%, due 07/01/18 to 08/07/52, par and fair value of $151,154,892 and $1,150,000, respectively)[d]	1,000	1,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $5,500,000)		5,500,000

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[e,f]	108	108,161

TOTAL MONEY MARKET FUNDS
(Cost: $108,161)		108,161

Value
TOTAL INVESTMENTS IN SECURITIES — 101.20%
(Cost: $124,068,729)[g]	$124,138,314
Other Assets, Less Liabilities — (1.20)%	(1,470,957)

NET ASSETS — 100.00%	$122,667,357

FRN  —  Floating Rate Note

[a]	Variable rate security. Rate shown is as of report date.
[b]	Rates shown are discount rates paid at the time of purchase.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Maturity date represents next reset date.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	The cost of investments for federal income tax purposes was $124,068,729. Net unrealized appreciation was $69,585, of which $87,223 represented gross unrealized appreciation on securities and $17,638 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Asset-backed securities	$—	$90,571	$—	$90,571
Certificates of deposit	—	22,711,288	—	22,711,288
Commercial paper	—	42,022,630	—	42,022,630
Corporate bonds & notes	—	52,704,264	1,001,400	53,705,664
Repurchase agreements	—	5,500,000	—	5,500,000
Money market funds	108,161	—	—	108,161

Total	$108,161	$123,028,753	$1,001,400	$124,138,314

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Statements of Assets and Liabilities (Unaudited)

iSHARES® U.S. ETF TRUST

April 30, 2017

	iShares Short Maturity Bond ETF	iShares Short Maturity Municipal Bond ETF	iShares Ultra Short-Term Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,272,095,778	$39,360,529	$118,460,568
Repurchase agreements — unaffiliated	30,000,000	—	5,500,000
Affiliated (Note 2)	96,012,380	68,087	108,161

Total cost of investments	$2,398,108,158	$39,428,616	$124,068,729

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,276,143,577	$39,360,057	$118,530,153
Repurchase agreements — unaffiliated	30,000,000	—	5,500,000
Affiliated (Note 2)	96,022,353	68,091	108,161

Total fair value of investments	2,402,165,930	39,428,148	124,138,314
Foreign currency, at value[b]	25,579	—	—
Cash	86,792	—	901
Receivables:
Investment securities sold	105,865	—	—
Dividends and interest	8,137,598	369,823	344,447
Unrealized appreciation on forward currency contracts (Note 1)	144,559	—	—

Total Assets	2,410,666,323	39,797,971	124,483,662

LIABILITIES
Payables:
Investment securities purchased	6,015,000	2,277,991	1,808,244
Collateral for securities on loan (Note 1)	49,398,855	—	—
Unrealized depreciation on forward currency contracts (Note 1)	1,115,509	—	—
Investment advisory fees (Note 2)	484,362	7,703	8,061

Total Liabilities	57,013,726	2,285,694	1,816,305

NET ASSETS	$2,353,652,597	$37,512,277	$122,667,357

Net assets consist of:
Paid-in capital	$2,347,855,272	$37,518,814	$122,567,739
Undistributed net investment income	2,721,478	32,665	51,259
Accumulated net realized loss	(10,789)	(38,734)	(21,226)
Net unrealized appreciation (depreciation)	3,086,636	(468)	69,585

NET ASSETS	$2,353,652,597	$37,512,277	$122,667,357

Shares outstanding[c]	46,850,000	750,000	2,450,000

Net asset value per share	$50.24	$50.02	$50.07

[a]	Securities on loan with values of $48,066,194, $ — and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $25,765, $ — and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® U.S. ETF TRUST

Six months ended April 30, 2017

	iShares Short Maturity Bond ETF	iShares Short Maturity Municipal Bond ETF	iShares Ultra Short-Term Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$154,571	$175	$1,941
Interest — unaffiliated	17,771,263	208,407	384,309
Securities lending income — affiliated — net (Note 2)	62,676	—	—

Total investment income	17,988,510	208,582	386,250

EXPENSES
Investment advisory fees (Note 2)	2,799,768	43,864	25,693

Total expenses	2,799,768	43,864	25,693

Net investment income	15,188,742	164,718	360,557

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(8,467,706)	(29,166)	(7,903)
Investments — affiliated (Note 2)	8,074	20	—
Foreign currency transactions	9,233,517	—	—
Realized gain distributions from affiliated funds	11,405	—	2

Net realized gain (loss)	785,290	(29,146)	(7,901)

Net change in unrealized appreciation/depreciation on:
Investments	5,265,980	19,832	32,518
Forward currency contracts	(4,540,583)	—	—
Translation of assets and liabilities in foreign currencies	(150)	—	—

Net change in unrealized appreciation/depreciation	725,247	19,832	32,518

Net realized and unrealized gain (loss)	1,510,537	(9,314)	24,617

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,699,279	$155,404	$385,174

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Changes in Net Assets

iSHARES® U.S. ETF TRUST

	iShares Short Maturity Bond ETF		iShares Short Maturity Municipal Bond ETF
	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,188,742	$21,386,747	$164,718	$244,959
Net realized gain (loss)	785,290	(436,902)	(29,146)	(486)
Net change in unrealized appreciation/depreciation	725,247	5,981,582	19,832	(49,031)

Net increase in net assets resulting from operations	16,699,279	26,931,427	155,404	195,442

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,657,447)	(21,492,109)	(155,384)	(245,082)

Total distributions to shareholders	(13,657,447)	(21,492,109)	(155,384)	(245,082)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	639,735,694	1,159,167,574	2,499,929	5,007,945
Cost of shares redeemed	(311,017,635)	(924,020,501)	—	(4,994,826)

Net increase in net assets from capital share transactions	328,718,059	235,147,073	2,499,929	13,119

INCREASE (DECREASE) IN NET ASSETS	331,759,891	240,586,391	2,499,949	(36,521)

NET ASSETS
Beginning of period	2,021,892,706	1,781,306,315	35,012,328	35,048,849

End of period	$2,353,652,597	$2,021,892,706	$37,512,277	$35,012,328

Undistributed net investment income included in net assets at end of period	$2,721,478	$1,190,183	$32,665	$23,331

SHARES ISSUED AND REDEEMED
Shares sold	12,750,000	23,150,000	50,000	100,000
Shares redeemed	(6,200,000)	(18,450,000)	—	(100,000)

Net increase in shares outstanding	6,550,000	4,700,000	50,000	—

See notes to financial statements.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® U.S. ETF TRUST

	iShares Ultra Short-Term Bond ETF
	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$360,557	$127,279
Net realized loss	(7,901)	(13,325)
Net change in unrealized appreciation/depreciation	32,518	43,430

Net increase in net assets resulting from operations	385,174	157,384

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(339,500)	(103,710)

Total distributions to shareholders	(339,500)	(103,710)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	102,598,270	22,457,685
Cost of shares redeemed	(4,994,630)	(9,986,485)

Net increase in net assets from capital share transactions	97,603,640	12,471,200

INCREASE IN NET ASSETS	97,649,314	12,524,874

NET ASSETS
Beginning of period	25,018,043	12,493,169

End of period	$122,667,357	$25,018,043

Undistributed net investment income included in net assets at end of period	$51,259	$30,202

SHARES ISSUED AND REDEEMED
Shares sold	2,050,000	450,000
Shares redeemed	(100,000)	(200,000)

Net increase in shares outstanding	1,950,000	250,000

See notes to financial statements.

FINANCIAL STATEMENTS	33

Financial Highlights

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

	iShares Short Maturity Bond ETF
	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Period from Sep. 25, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$50.17	$50.04	$50.15	$50.07	$50.00

Income from investment operations:
Net investment income[b]	0.34	0.50	0.44	0.44	0.02
Net realized and unrealized gain (loss)[c]	0.04	0.14	(0.13)	0.04	0.05

Total from investment operations	0.38	0.64	0.31	0.48	0.07

Less distributions from:
Net investment income	(0.31)	(0.51)	(0.42)	(0.40)	—

Total distributions	(0.31)	(0.51)	(0.42)	(0.40)	—

Net asset value, end of period	$50.24	$50.17	$50.04	$50.15	$50.07

Total return	0.73%[d]	1.28%	0.62%	0.96%	0.14%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,353,653	$2,021,893	$1,781,306	$418,732	$102,634
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.36%	1.01%	0.87%	0.87%	0.42%
Portfolio turnover rate[f]	30%[d]	79%	23%	35%	2%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

iShares Short Maturity Municipal Bond ETF

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Period from Mar. 3, 2015[a] to Oct. 31, 2015
Net asset value, beginning of period	$50.02	$50.07	$50.00

Income from investment operations:
Net investment income[b]	0.23	0.39	0.20
Net realized and unrealized gain (loss)[c]	(0.01)	(0.04)	0.04

Total from investment operations	0.22	0.35	0.24

Less distributions from:
Net investment income	(0.22)	(0.40)	(0.17)

Total distributions	(0.22)	(0.40)	(0.17)

Net asset value, end of period	$50.02	$50.02	$50.07

Total return	0.42%[d]	0.69%	0.48%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$37,512	$35,012	$35,049
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.94%	0.79%	0.59%
Portfolio turnover rate[f]	54%[d]	100%	184%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

	iShares Ultra Short-Term Bond ETF
	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Period from Dec. 11, 2013[a] to Oct. 31, 2014
Net asset value, beginning of period	$50.04	$49.97	$50.08	$49.99

Income from investment operations:
Net investment income[b]	0.32	0.47	0.24	0.16
Net realized and unrealized gain (loss)[c]	0.01	(0.02)	(0.07)	0.06

Total from investment operations	0.33	0.45	0.17	0.22

Less distributions from:
Net investment income	(0.30)	(0.38)	(0.24)	(0.13)
Net realized gain	—	—	(0.04)	—

Total distributions	(0.30)	(0.38)	(0.28)	(0.13)

Net asset value, end of period	$50.07	$50.04	$49.97	$50.08

Total return	0.67%[d]	0.90%	0.32%	0.45%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$122,667	$25,018	$12,493	$15,024
Ratio of expenses to average net assets[e]	0.09%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[e]	1.28%	0.93%	0.47%	0.35%
Portfolio turnover rate[f]	15%[d]	139%	41%	71%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Short Maturity Bond	Non-diversified
Short Maturity Municipal Bond	Diversified
Ultra Short-Term Bond	Diversified

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated forward exchange rates are used for contracts with interim settlement dates for which quotations are not available.

•	Repurchase agreements are valued at amortized cost, which approximates market value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements. In a repurchase agreement, a Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (each, an “MRA”). The MRA permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

The following table summarizes the Funds’ open repurchase agreements as of April 30, 2017 which are subject to offset under an MRA:

iShares ETF	Market Value of Repurchase Agreements	Non-cash Collateral Received [a]	Net Amount
Short Maturity Bond	$30,000,000	$30,000,000	$—
Ultra Short-Term Bond	5,500,000	5,500,000	—

[a]	Collateral received in excess of the market value of repurchase agreements is not presented in this table. The total collateral received by each Fund is disclosed in each Fund’s schedule of investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2017 and the total value of the related cash collateral are disclosed in the

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Short Maturity Bond
BNP Paribas Prime Brokerage Inc.	$25,035	$25,035	$—
BNP Paribas Prime Brokerage International Ltd.	2,498,288	2,498,288	—
Deutsche Bank Securities Inc.	1,711,060	1,711,060	—
Goldman Sachs & Co.	6,296,065	6,296,065	—
HSBC Securities (USA) Inc.	1,555,370	1,555,370	—
Jefferies LLC	34,058	34,058	—
JPMorgan Securities LLC	6,715,374	6,715,374	—
Merrill Lynch, Pierce, Fenner & Smith	7,156,375	7,156,375	—
Morgan Stanley & Co. LLC	13,184,504	13,184,504	—
MUFG Securities Americas Inc.	119,298	119,298	—
SG Americas Securities LLC	5,759,072	5,759,072	—
Wells Fargo Securities LLC	3,011,695	3,011,695	—

	$48,066,194	$48,066,194	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued a new rule, Investment Company Reporting Modernization, that modernizes and enhances the reporting and disclosure of information by registered investment companies. As part of these changes, the new rule amends Regulation S-X to require standardized, enhanced disclosures related to derivatives and updates to other disclosures in investment company financial statements. The compliance date for the

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

amendments to Regulation S-X is August 1, 2017. Management is evaluating the impact, if any, of these changes on the Funds’ financial statements.

In March 2017, the Financial Accounting Standards Board issued an update to amend the amortization period for certain purchased callable debt securities held at a premium. The amendments shorten the amortization period for premiums to the earliest call date, but do not require an accounting change for securities held at a discount. The amendments are effective for financial statements for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Short Maturity Bond	0.25%
Short Maturity Municipal Bond	0.25
Ultra Short-Term Bond	0.08

Prior to December 16, 2016, for its investment advisory services to the iShares Ultra Short-Term Bond ETF, BFA was entitled to an annual investment advisory fee of 0.18% based on the average daily net assets of the Fund.

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

For the six months ended April 30, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Short Maturity Bond	$21,233

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2017 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Short Maturity Bond	$—	$2,833,514	$975,169,511	$499,483,410
Short Maturity Municipal Bond	—	—	21,800,111	17,122,280
Ultra Short-Term Bond	661,018	1,883,451	39,828,645	1,180,864

There were no in-kind transactions (see Note 4) for the six months ended April 30, 2017.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

5.	FORWARD CURRENCY CONTRACTS

Forward currency contracts are entered into for the purpose of hedging against the effects of foreign currencies on the value of a portfolio denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Non-deliverable forward currency contracts are settled with the counterparty in cash without the delivery of foreign currency. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. A fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the fund failing to close out its position due to an illiquid market.

The following table shows the value of forward currency contracts held by the iShares Short Maturity Bond ETF as of April 30, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
Forward currency contracts:
Unrealized appreciation on forward currency contracts/ Net assets consist of –net unrealized appreciation (depreciation)	$144,559

Liabilities
Forward currency contracts:
Unrealized depreciation on forward currency contracts/ Net assets consist of – net unrealized appreciation (depreciation)	$1,115,509

The following table shows the realized and unrealized gains (losses) on forward currency contracts held by the iShares Short Maturity Bond ETF during the six months ended April 30, 2017 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Forward currency contracts:
Foreign currency transactions/Forward currency contracts	$9,232,756	$(4,540,583)

For the six months ended April 30, 2017, the average quarter-end amounts purchased and sold in U.S. dollars for the iShares Short Maturity Bond ETF were $9,374,872 and $112,514,799, respectively.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. In order to better define their contractual rights and to secure rights that will help the Funds to mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Funds generally do not require collateral. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

The following table presents the exposure of the open forward currency contracts held by the iShares Short Maturity Bond ETF that are subject to potential offset in the statements of assets and liabilities as of April 30, 2017:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets

Forward currency contracts	$144,559	$—	$144,559

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities

Forward currency contracts	$1,115,509	$—	$1,115,509

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Mortgage-backed securities and securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than other types of bonds or securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s) or are unrated, may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets.

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2016, the Funds’ fiscal-year end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Short Maturity Bond	$818,332
Short Maturity Municipal Bond	9,588
Ultra Short-Term Bond	13,325

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. The Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	47

Supplemental Information (Unaudited)

iSHARES® U.S. ETF TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Short Maturity Municipal Bond	$0.219317	$—	$—	$0.219317	100%	—%	—%	100%
Ultra Short-Term Bond	0.271000	—	0.033865	0.304865	89	—	11	100

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	49

Notes:

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1008-0417

APRIL 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

➢	iShares Commodities Select Strategy ETF | COMT | NASDAQ

Fund Performance Overview

iSHARES® COMMODITIES SELECT STRATEGY ETF

Performance as of April 30, 2017

The iShares Commodities Select Strategy ETF (the “Fund”) seeks total return by providing investors with broad commodity exposure. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 2.99%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	3.89%	(14.02)%	3.89%	(31.88)%
Fund Market	3.73%	(14.07)%	3.73%	(31.99)%
S&P GSCI Commodity Total Return Index	(3.61)%	(21.48)%	(3.61)%	(45.92)%

The inception date of the Fund was 10/15/14. The first day of secondary market trading was 10/16/14.

The S&P GSCITM Commodity Total Return Index is an unmanaged index that measures the performance of general commodity price movements and inflation in the world economy.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,029.90	$2.42	$1,000.00	$1,022.40	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY SECTOR

As of 4/30/17

Sector/Investment Type	% of Net Assets
Agriculture Equities	15.72%
Base Metal Equities	5.74
Timber Equities	4.04
Precious Metals Equities	3.27
Energy Equities	1.99
Short-term	66.86
Cash	4.02
Other Assets, Less Liabilities	(1.64)

TOTAL	100.00%

COMMODITY-LINKED FUTURES

As of 4/30/17

Sector Exposure [1]	% of Net Assets
Energy Futures	41.76%
Agriculture Futures	15.28
Base Metals Futures	6.53
Livestock Futures	4.61
Precious Metals Futures	1.04

TOTAL	69.22%

[1]	Exposures are calculated as the current notional value of the futures contracts as a percentage of net assets.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2016 and held through April 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® COMMODITIES SELECT STRATEGY ETF

April 30, 2017

Security	Shares	Value
COMMON STOCKS — 30.75%

AGRICULTURAL & FARM MACHINERY — 3.28%
AGCO Corp.	10,164	$650,394
CNH Industrial NV	151,327	1,679,730
Deere & Co.	44,634	4,981,601

		7,311,725
AGRICULTURAL PRODUCTS — 3.12%
Archer-Daniels-Midland Co.	82,566	3,777,394
Bunge Ltd.	20,162	1,593,403
Fresh Del Monte Produce Inc.	4,746	290,930
Ingredion Inc.	10,379	1,285,128

		6,946,855
ALUMINUM — 0.07%
Aluminum Corp. of China Ltd.[a]	9,433	116,497
Constellium NVa	5,424	37,697

		154,194
COAL & CONSUMABLE FUELS — 0.00%
Cameco Corp.	691	6,627

		6,627
COPPER — 0.54%
Freeport-McMoRan Inc.[a]	91,390	1,165,222
Nevsun Resources Ltd.	20,714	47,021

		1,212,243
DIVERSIFIED METALS & MINING — 5.13%
BHP Billiton Ltd. ADR[b]	117,408	4,179,725
BHP Billiton PLC	77,270	2,374,507
Ferroglobe PLC	4,770	46,031
HudBay Minerals Inc.[b]	17,334	103,137
Northern Dynasty Minerals Ltd.[a,b]	21,617	34,587
Rio Tinto PLC ADR	87,524	3,485,206
Teck Resources Ltd. Class B	34,052	706,238
Turquoise Hill Resources Ltd.[a]	72,218	197,155
Vedanta Ltd. ADR	20,073	305,110

		11,431,696
FERTILIZERS & AGRICULTURAL CHEMICALS — 9.32%
Agrium Inc.	18,798	1,765,696
CF Industries Holdings Inc.	31,714	848,032
FMC Corp.	18,188	1,331,907
Israel Chemicals Ltd.[a]	69,463	300,080
Monsanto Co.	59,653	6,956,136
Mosaic Co. (The)	47,642	1,282,999
Potash Corp. of Saskatchewan Inc.	114,251	1,928,557

Security	Shares	Value
Sociedad Quimica y Minera de Chile SA ADR	12,610	$448,286
Syngenta AG ADR	63,346	5,893,079

		20,754,772
FOREST PRODUCTS — 0.10%
Deltic Timber Corp.	1,094	84,643
Norbord Inc.	4,191	130,214

		214,857
GOLD — 2.89%
Agnico Eagle Mines Ltd.	12,236	585,248
Alamos Gold Inc. Class Ab	16,163	115,727
AngloGold Ashanti Ltd.	22,131	252,957
Asanko Gold Inc.[a,b]	10,998	26,945
B2Gold Corp.[a,b]	52,416	133,137
Barrick Gold Corp.	63,177	1,056,319
Cia. de Minas Buenaventura SAA ADR	10,025	120,400
Eldorado Gold Corp.	38,840	142,154
Franco-Nevada Corp.	9,674	658,993
Gold Fields Ltd.	40,610	131,983
Goldcorp Inc.	46,279	646,055
Harmony Gold Mining Co. Ltd.	20,048	43,705
IAMGOLD Corp.[a]	24,586	101,786
Kinross Gold Corp.[a]	67,525	235,662
Klondex Mines Ltd.[a]	9,516	34,162
New Gold Inc.[a]	31,137	88,429
Newmont Mining Corp.	28,809	974,032
NovaGold Resources Inc.[a]	11,832	49,458
Osisko Gold Royalties Ltd.[b]	5,765	61,513
Pretium Resources Inc.[a]	8,112	80,390
Randgold Resources Ltd. ADR	5,083	447,253
Sandstorm Gold Ltd.[a,b]	8,222	28,613
Sibanye Gold Ltd.	8,923	71,473
Silver Standard Resources Inc.[a,b]	6,461	66,613
Tahoe Resources Inc.	16,925	136,416
Yamana Gold Inc.	51,483	139,004

		6,428,427
INTEGRATED OIL & GAS — 1.12%
BP PLC ADR	6,364	218,413
Cenovus Energy Inc.	1,691	16,876
Chevron Corp.	3,849	410,688
China Petroleum & Chemical Corp.	518	42,150
Ecopetrol SA ADR	493	4,506
Eni SpA	2,729	84,544

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

April 30, 2017

Security	Shares	Value
Exxon Mobil Corp.	8,431	$688,391
Imperial Oil Ltd.	516	15,000
Occidental Petroleum Corp.	1,551	95,449
PetroChina Co. Ltd.	428	30,067
Petroleo Brasileiro SA ADR[a]	3,021	27,219
Royal Dutch Shell PLC Class A ADR	4,505	235,116
Royal Dutch Shell PLC Class B ADR	3,812	206,306
Statoil ASA	2,161	35,505
Suncor Energy Inc.	3,387	106,216
Total SA ADR	4,990	255,338
YPF SA ADR	391	10,100

		2,481,884
OIL & GAS DRILLING — 0.02%
Ensco PLC Class A	646	5,097
Helmerich & Payne Inc.	231	14,008
Nabors Industries Ltd.	608	6,287
Noble Corp. PLC	521	2,501
Precision Drilling Corp.[a]	624	2,477
Rowan Companies PLC Class Aa	267	3,756
Seadrill Ltd.[a,b]	444	306
Transocean Ltd.[a]	829	9,144

		43,576
OIL & GAS EQUIPMENT & SERVICES — 0.19%
Amec Foster Wheeler PLC ADR	730	5,059
Baker Hughes Inc.	808	47,971
Core Laboratories NV	84	9,309
Frank’s International NV	119	1,083
Halliburton Co.	1,647	75,564
McDermott International Inc.[a]	463	3,028
National Oilwell Varco Inc.	720	25,178
Schlumberger Ltd.	2,652	192,509
TechnipFMC PLC[a]	886	26,695
Tenaris SA ADR	448	13,991
Weatherford International PLC[a,b]	1,922	11,090

		411,477
OIL & GAS EXPLORATION & PRODUCTION — 0.39%
Advantage Oil & Gas Ltd.[a]	408	2,550
Anadarko Petroleum Corp.	1,164	66,371
Antero Resources Corp.[a]	307	6,505
Apache Corp.	791	38,474
Baytex Energy Corp.[a,b]	507	1,531
Cabot Oil & Gas Corp.	990	23,008

Security	Shares	Value
Canadian Natural Resources Ltd.	2,315	$73,779
Cimarex Energy Co.	198	23,103
CNOOC Ltd.	335	38,910
Concho Resources Inc.[a]	309	39,138
ConocoPhillips	2,585	123,847
Continental Resources Inc./OKa,b	180	7,634
Crescent Point Energy Corp.	1,129	11,188
Devon Energy Corp.	1,093	43,163
Diamondback Energy Inc.[a]	188	18,770
Encana Corp.	2,027	21,689
Enerplus Corp.	524	3,778
EOG Resources Inc.	1,202	111,185
EQT Corp.	361	20,989
Hess Corp.	560	27,345
Kosmos Energy Ltd.[a]	395	2,374
Marathon Oil Corp.	1,765	26,246
Murphy Oil Corp.	339	8,875
Newfield Exploration Co.[a]	414	14,333
Noble Energy Inc.	908	29,356
Pengrowth Energy Corp.[a]	875	862
Penn West Petroleum Ltd.[a]	994	1,481
Pioneer Natural Resources Co.	354	61,238
Range Resources Corp.	392	10,384
Southwestern Energy Co.[a]	1,042	7,825
Vermilion Energy Inc.	246	8,659

		874,590
OIL & GAS REFINING & MARKETING — 0.09%
Cosan Ltd.	281	2,161
HollyFrontier Corp.	350	9,849
Marathon Petroleum Corp.	1,042	53,080
Phillips 66	870	69,217
Tesoro Corp.	230	18,333
Valero Energy Corp.	889	57,438

		210,078
OIL & GAS STORAGE & TRANSPORTATION — 0.17%
Cheniere Energy Inc.[a]	378	17,142
Enbridge Inc. New	2,531	104,910
Euronav SAa	193	1,525
Frontline Ltd./Bermuda	90	598
GasLog Ltd.	66	924
Golar LNG Ltd.	157	4,005
Kinder Morgan Inc./DE	2,979	61,457
Navigator Holdings Ltd.[a]	56	675
Nordic American Tankers Ltd.[b]	155	1,286

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

April 30, 2017

Security	Shares	Value
ONEOK Inc.	328	$17,256
Pembina Pipeline Corp.	618	19,702
Plains GP Holdings LP Class A	212	6,311
Scorpio Tankers Inc.	262	1,153
Ship Finance International Ltd.	91	1,279
Targa Resources Corp.	299	16,484
TransCanada Corp.	1,342	62,322
Ultrapar Participacoes SA ADR	659	14,617
Williams Companies Inc. (The)	1,283	39,298

		370,944
PAPER PACKAGING — 2.33%
International Paper Co.	42,627	2,300,579
Packaging Corp. of America	9,765	964,587
Sonoco Products Co.	10,287	538,113
WestRock Co.	25,955	1,390,150

		5,193,429
PAPER PRODUCTS — 0.18%
Fibria Celulose SA ADR	23,558	216,262
KapStone Paper and Packaging Corp.	9,130	192,552

		408,814
PRECIOUS METALS & MINERALS — 0.04%
Dominion Diamond Corp.	5,376	65,372
Mountain Province Diamonds[a]	7,702	21,951

		87,323
SILVER — 0.34%
First Majestic Silver Corp.[a,b]	8,686	70,617
Fortuna Silver Mines Inc.[a]	8,454	38,973
MAG Silver Corp.[a]	3,708	45,312
Pan American Silver Corp.	8,110	136,005
Silver Wheaton Corp.	23,352	466,339

		757,246
SPECIALIZED REITS — 1.43%
Potlatch Corp.	4,207	189,525
Rayonier Inc.	12,744	359,636
Weyerhaeuser Co.	77,635	2,629,498

		3,178,659

TOTAL COMMON STOCKS (Cost: $69,025,652)		68,479,416

Security	Shares or Principal	Value
PREFERRED STOCKS — 0.02%

INTEGRATED OIL & GAS — 0.02%
Petroleo Brasileiro SA ADR, Preference Shares[a]	4,151	$36,238

		36,238

TOTAL PREFERRED STOCKS (Cost: $38,056)		36,238

SHORT-TERM INVESTMENTS — 66.85%

COMMERCIAL PAPER[c] — 55.07%
AutoZone Inc.
1.17%, 05/16/17	$1,365,000	1,364,209
Bank of Montreal
1.19%, 08/16/17	6,000,000	6,002,015
Bell Canada Inc.
1.37%, 07/05/17	5,000,000	4,988,770
Bennington Sark Capital Co.
1.07%, 05/10/17	6,000,000	5,998,176
Ciesco LLC
1.16%, 06/09/17	4,700,000	4,694,418
Coca-Cola Co. (The)
1.02%, 09/25/17	2,000,000	1,991,167
Collateralized Commercial Paper Co., LLC
1.15%, 05/03/17	4,500,000	4,499,441
Crown Point Cap Co.
1.10%, 06/05/17	4,000,000	3,995,740
Duke Energy Corp.
1.20%, 05/05/17	4,500,000	4,499,020
Enterprise Products Operating LLC
1.23%, 05/15/17	4,500,000	4,497,543
Ford Motor Credit Co. LLC
1.29%, 07/03/17	4,100,000	4,090,018
Gotham Funding Corp.
1.01%, 05/04/17	6,000,000	5,999,102
Hyundai Capital America
1.21%, 05/08/17	4,000,000	3,998,743
La Fayette Asset Securitization LLC
1.20%, 06/19/17	4,500,000	4,493,233
LMA SA/LMA Americas LLC
1.18%, 07/05/17	1,025,000	1,022,901

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

April 30, 2017

Security	Principal	Value
LyondellBasell Industries NV
1.10%, 06/06/17	$4,000,000	$3,994,648
1.01%, 05/02/17	2,000,000	1,999,754
Macquarie Bank Ltd.
1.07%, 05/04/17	2,000,000	1,999,732
Matchpoint Finance PLC
1.00%, 05/02/17	3,500,000	3,499,622
Mizuho Bank Ltd.
1.08%, 05/25/17	1,700,000	1,698,846
Mondelez International Inc.
1.20%, 05/23/17	4,500,000	4,496,278
National Australia Bank Ltd.
1.30%, 04/05/18	4,000,000	4,001,488
1.16%, 07/28/17	1,700,000	1,695,673
NBCUniversal Enterprise Inc.
1.15%, 05/17/17	4,500,000	4,497,240
Nederlandse Waterschapsbank NV
0.99%, 06/27/17	3,700,000	3,694,512
NextEra Energy Capital Holdings Inc.
1.21%, 05/18/17	6,000,000	5,996,117
Omnicom Capital Inc.
1.20%, 05/08/17	2,000,000	1,999,372
Oversea-Chinese Banking Corp. Ltd.
1.01%, 05/16/17	2,000,000	1,999,116
Southern Co. (The)
1.20%, 05/25/17	2,500,000	2,497,744
Svenska Handelsbanken AB
1.23%, 11/06/17	5,000,000	4,966,693
United Technologies Corp.
1.14%, 05/02/17	2,500,000	2,499,692
UnitedHealth Group Inc.
1.20%, 06/01/17	4,200,000	4,195,530
Victory Receivables Corp.
1.18%, 06/20/17	4,800,000	4,791,209

TOTAL COMMERCIAL PAPER (Cost: $122,270,795)		122,657,762

Security	Shares or Principal	Value
MONEY MARKET FUNDS — 8.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	4,388,104	$4,389,859
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e,g]	15,176,315	15,176,315

		19,566,174
U.S. GOVERNMENT OBLIGATIONS — 3.00%
U.S. Treasury Bill[c]
0.76%, 05/04/17	$2,000,000	1,999,894
0.80%, 07/27/17	4,700,000	4,691,042

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $6,690,436)		6,690,936

TOTAL SHORT-TERM INVESTMENTS
(Cost: $148,527,347)		148,914,872

TOTAL INVESTMENTS IN SECURITIES — 97.62%
(Cost: $217,591,055)[h]		217,430,526
Other Assets, Less Liabilities — 2.38%		5,297,412

NET ASSETS — 100.00%		$222,727,938

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Rates shown are discount rates paid at the time of purchase.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	Includes portion held by the Subsidiary in the amount of $15,052,444.
[h]	The cost of investments for federal income tax purposes was $220,655,498. Net unrealized depreciation was $3,224,972, of which $4,050,329 represented gross unrealized appreciation on securities and $7,275,301 represented gross unrealized depreciation on securities.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

April 30, 2017

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of April 30, 2017 were as follows:i

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Aluminum	103	Oct. 2017	London Metal	$4,978,062	$4,946,575	$(31,487)
Brent Crude Oil	548	Feb. 2018	New York Mercantile	30,927,640	29,076,880	(1,850,760)
Cattle Feeder	21	Nov. 2017	Chicago Mercantile	1,318,107	1,594,687	276,580
Cocoa	46	Jul. 2017	ICE Futures U.S.	900,026	846,860	(53,166)
Coffee	36	Dec. 2017	ICE Futures U.S.	1,982,660	1,881,225	(101,435)
Copper	41	Dec. 2017	London Metal	5,898,182	5,908,612	10,430
Corn	461	Dec. 2017	Chicago Board of Trade	8,994,136	8,874,250	(119,886)
Cotton	68	Dec. 2017	ICE Futures U.S.	2,489,292	2,537,080	47,788
Gasoline RBOB	128	Oct. 2017	New York Mercantile	8,514,580	7,715,097	(799,483)
Gold	16	Dec. 2017	COMEX	2,042,426	2,045,280	2,854
KC HRW Wheat	67	Jul. 2017	Chicago Board of Trade	1,443,961	1,464,788	20,827
Lead	20	Dec. 2017	London Metal	1,126,271	1,128,750	2,479
Lean Hogs	128	Oct. 2017	Chicago Mercantile	3,391,531	3,412,480	20,949
Live Cattle	106	Jun. 2017	Chicago Mercantile	4,027,860	5,258,660	1,230,800
Low Sulphur Gasoil	171	Dec. 2017	ICE Futures U.S.	8,594,744	8,019,900	(574,844)
Natural Gas	177	Sep. 2017	New York Mercantile	5,864,048	5,954,280	90,232
Nickel	16	Dec. 2017	London Metal	955,016	916,464	(38,552)
NY Harbor ULSD	110	Jun. 2017	New York Mercantile	7,604,447	6,963,264	(641,183)
Silver	3	Dec. 2017	COMEX	275,022	261,645	(13,377)
Soybean	154	Nov. 2017	Chicago Board of Trade	7,558,576	7,340,025	(218,551)
Sugar	283	Jul. 2017	ICE Futures U.S.	5,708,736	5,112,565	(596,171)
Wheat	277	Jul. 2017	Chicago Board of Trade	6,110,188	5,986,662	(123,526)
WTI Crude Oil	696	Jan. 2018	ICE Futures Europe	37,726,552	35,280,240	(2,446,312)
Zinc	25	Dec. 2017	London Metal	1,641,801	1,645,625	3,824

				Net unrealized depreciation		$(5,901,970)

[i]	Represents positions held in the Subsidiary.

CONSOLIDATED SCHEDULE OF INVESTMENTS	11

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

April 30, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$68,479,416	$—	$—	$68,479,416
Preferred stocks	36,238	—	—	36,238
Commercial paper	—	122,657,762	—	122,657,762
Money market funds	19,566,174	—	—	19,566,174
U.S. government obligations	—	6,690,936	—	6,690,936

Total	$88,081,828	$129,348,698	$—	$217,430,526

Derivative financial instruments[a]:
Assets:
Futures contracts	$1,706,763	$—	$—	$1,706,763
Liabilities:
Futures contracts	(7,608,733)	—	—	(7,608,733)

Total	$(5,901,970)	$—	$—	$(5,901,970)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Assets and Liabilities (Unaudited)

iSHARES® COMMODITIES SELECT STRATEGY ETF

April 30, 2017

ASSETS
Investments, at cost:
Unaffiliated	$198,024,939
Affiliated (Note 2)	19,566,116

Total cost of investments	$217,591,055

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$197,864,352
Affiliated (Note 2)	19,566,174

Total fair value of investments	217,430,526
Foreign currency, at value[b]	241
Cash pledged to broker[c]	9,173,727
Receivables:
Due from custodian (Note 4)	195,125
Dividends and interest	92,600
Futures variation margin[c]	874,310
Tax reclaims	19,932

Total Assets	227,786,461

LIABILITIES
Payables:
Investment securities purchased	314,590
Collateral for securities on loan (Note 1)	4,389,492
Futures variation margin[c]	52,630
Due to custodian	218,745
Deferred foreign capital gains taxes (Note 1)	261
Investment advisory fees (Note 2)	82,805

Total Liabilities	5,058,523

NET ASSETS	$222,727,938

Net assets consist of:
Paid-in capital	$241,530,723
Distributions in excess of net investment income	(708,589)
Accumulated net realized loss	(12,032,178)
Net unrealized depreciation	(6,062,018)

NET ASSETS	$222,727,938

Shares outstanding[d]	6,700,000

Net asset value per share	$33.24

[a]	Securities on loan with a value of $4,327,408. See Note 1.
[b]	Cost of foreign currency: $241.
[c]	Represents assets or liabilities held in the Subsidiary.
[d]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	13

Consolidated Statement of Operations (Unaudited)

iSHARES® COMMODITIES SELECT STRATEGY ETF

Six months ended April 30, 2017

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$716,182
Dividends — affiliated (Note 2)	105,889
Interest — unaffiliated	523,437
Securities lending income — affiliated — net (Note 2)	5,682

Total investment income	1,351,190

EXPENSES
Investment advisory fees (Note 2)	479,170

Total expenses	479,170
Less investment advisory fees waived (Note 2)	(1,045)

Net expenses	478,125

Net investment income	873,065

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,335,194)
In-kind redemptions — unaffiliated	11,513,588
Futures contracts	(144,879)
Foreign currency transactions	(54)
Realized gain distributions from affiliated funds	660

Net realized gain	7,034,121

Net change in unrealized appreciation/depreciation on:
Investments[b]	(1,938,961)
Futures contracts	(1,623,500)

Net change in unrealized appreciation/depreciation	(3,562,461)

Net realized and unrealized gain	3,471,660

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,344,725

[a]	Net of foreign withholding tax of $21,868.
[b]	Net of deferred foreign capital gains taxes of $194.

See notes to consolidated financial statements.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES® COMMODITIES SELECT STRATEGY ETF

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$873,065	$1,365,409
Net realized gain (loss)	7,034,121	(22,811,655)
Net change in unrealized appreciation/depreciation	(3,562,461)	27,060,888

Net increase in net assets resulting from operations	4,344,725	5,614,642

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(728,667)	(1,347,562)

Total distributions to shareholders	(728,667)	(1,347,562)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	94,819,179	110,450,896
Cost of shares redeemed	(196,527,113)	(47,754,983)

Net increase (decrease) in net assets from capital share transactions	(101,707,934)	62,695,913

INCREASE (DECREASE) IN NET ASSETS	(98,091,876)	66,962,993

NET ASSETS
Beginning of period	320,819,814	253,856,821

End of period	$222,727,938	$320,819,814

Distributions in excess of net investment income included in net assets at end of period	$(708,589)	$(852,987)

SHARES ISSUED AND REDEEMED
Shares sold	2,800,000	3,800,000
Shares redeemed	(6,000,000)	(1,600,000)

Net increase (decrease) in shares outstanding	(3,200,000)	2,200,000

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	15

Consolidated Financial Highlights

iSHARES® COMMODITIES SELECT STRATEGY ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Period from Oct. 15, 2014[a] to Oct. 31, 2014
Net asset value, beginning of period	$32.41	$32.97	$50.68	$50.04

Income from investment operations:
Net investment income (loss)[b]	0.15	0.16	0.26	(0.01)
Net realized and unrealized gain (loss)[c]	0.82	(0.57)	(17.35)	0.65

Total from investment operations	0.97	(0.41)	(17.09)	0.64

Less distributions from:
Net investment income	(0.14)	(0.15)	(0.61)	—
Return of capital	—	—	(0.01)	—

Total distributions	(0.14)	(0.15)	(0.62)	—

Net asset value, end of period	$33.24	$32.41	$32.97	$50.68

Total return	2.99%[d]	(1.23)%	(33.88)%	1.28%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$222,728	$320,820	$253,857	$20,273
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of expenses to average net assets prior to waived fees[e]	0.48%	0.48%	0.48%	n/a
Ratio of net investment income (loss) to average net assets[e]	0.87%	0.51%	0.68%	(0.23)%
Portfolio turnover rate[f]	29%[d]	43%	76%	0%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to consolidated financial statements.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited)

iSHARES® COMMODITIES SELECT STRATEGY ETF

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Commodities Select Strategy	Non-diversified

The Fund carries out its investment strategies associated with investment in commodity-linked futures contracts and other derivatives (“commodity-linked investments”) by investing up to 25% of its total assets in iShares Commodities Strategy Cayman Ltd., a wholly-owned subsidiary organized in the Cayman Islands (the “Subsidiary”). The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Investments in the Subsidiary enable the Fund to hold the commodity-linked investments and satisfy regulated investment company tax requirements. The accompanying consolidated schedule of investments and consolidated financial statements for the Fund include the positions and accounts, respectively, of its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

The following table shows a summary of selected financial information of the Subsidiary included in the consolidated financial statements of the Fund, as of and for the six months ended April 30, 2017:

Consolidated Statement of Assets and Liabilities
Total Assets	$25,106,386
Total Liabilities	52,630

Net Assets	$25,053,756

Consolidated Statement of Operations
Net investment income	$26,803
Net realized gain (loss) from:
Futures contracts	(144,879)
Net change in unrealized appreciation/depreciation on:
Futures contracts	(1,623,500)

Net increase (decrease) in net assets resulting from operations	$(1,741,576)

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	17

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its consolidated schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of April 30, 2017 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated and recorded as a reduction of cost of the related investment and/or reclassified to capital gains. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	19

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2017, if any, are disclosed in the Fund’s consolidated statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Fund may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of April 30, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the consolidated schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund are also disclosed in its consolidated schedule of investments. The total value of any securities on loan as of April 30, 2017 and the total value of the related cash collateral are disclosed in the consolidated statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the consolidated statement of operations.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2017:

Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
BNP Paribas New York Branch	$117	$117	$—
BNP Paribas Prime Brokerage Inc.	2,757	2,757	—
Citigroup Global Markets Inc.	9,953	9,920	(33)
Credit Suisse Securities (USA) LLC	3,970,775	3,970,775	—
Deutsche Bank Securities Inc.	212,008	212,008	—
Jefferies LLC	11,822	11,822	—
JPMorgan Securities LLC	23,586	23,586	—
Merrill Lynch, Pierce, Fenner & Smith	96,390	96,390	—

	$4,327,408	$4,327,375	$(33)

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s consolidated statement of assets and liabilities.
[b]	Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

RECENT ACCOUNTING STANDARD

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued a new rule, Investment Company Reporting Modernization, that modernizes and enhances the reporting and disclosure of information by registered investment companies. As part of these changes, the new rule amends Regulation S-X to require standardized, enhanced disclosures related to derivatives and updates to other disclosures in investment company financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is evaluating the impact, if any, of these changes on the Fund’s financial statements.

In March 2017, the Financial Accounting Standards Board issued an update to amend the amortization period for certain purchased callable debt securities held at a premium. The amendments shorten the amortization period for premiums to the earliest call date, but do not require an accounting change for securities held at a discount. The amendments are effective for financial statements for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statements and disclosures.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	21

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Fund and the Subsidiary.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.48%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2017, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $1,494.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the consolidated statement of operations.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2017, were $18,257,492 and $22,757,929, respectively.

In-kind purchases and sales (see Note 4) for the six months ended April 30, 2017, were $29,573,037 and $61,241,882, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the consolidated statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the consolidated statement of assets and liabilities.

5.	FUTURES CONTRACTS

Futures contracts are purchased or sold to gain or manage exposure to changes in the value of commodities (commodity risk), interest rates (interest rate risk), foreign currencies (foreign currency risk) and/or equities (market risk). A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	23

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

The following table shows the value of futures contracts held as of April 30, 2017 and the related locations in the consolidated statement of assets and liabilities, presented by risk exposure category:

Assets
Commodity contracts:
Variation margin / Net assets consist of – net unrealized depreciation[a]	$1,706,763

[a]	Represents cumulative appreciation of futures contracts as reported in the consolidated schedule of investments. Only current day’s variation margin is reported separately within the consolidated statement of assets and liabilities.

Liabilities
Commodity contracts:
Variation margin / Net assets consist of – net unrealized depreciation[b]	$7,608,733

[b]	Represents cumulative depreciation of futures contracts as reported in the consolidated schedule of investments. Only current day’s variation margin is reported separately within the consolidated statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended April 30, 2017 and the related locations in the consolidated statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Commodity contracts:
Futures contracts	$(144,879)	$(1,623,500)

The following table shows the average quarter-end balances of open futures contracts for the six months ended April 30, 2017:

Average value of contracts purchased	$164,613,313

6.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its consolidated schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The Fund concentrates its investments in securities and derivatives linked to commodities or commodities markets. Commodity prices may be influenced or characterized by unpredictable factors, including, where applicable, high volatility, changes in supply and demand relationships, weather, agriculture, trade, pestilence, political instability, changes in interest rates and monetary and other governmental policies. Securities of companies held by the Fund that are dependent on a single commodity, or are concentrated in a single commodity sector, may typically exhibit volatility attributable to commodity prices.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes and any net income or net gains will pass through to the Fund as such. Accordingly, the net investment income (loss) and realized gains (losses) reported in the Fund’s financial statements for such investments held by the Subsidiary may differ significantly from distributions. In addition, if a net loss is realized by the Subsidiary in any taxable year, the loss will not be available to offset the Fund’s ordinary income and/or capital gains for that year.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	25

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2016, the Fund’s fiscal year-end, the Fund had non-expiring capital loss carryforwards in the amount of $16,864,975 available to offset future realized capital gains.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. The Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® COMMODITIES SELECT STRATEGY ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.138738	$—	$—	$0.138738	100%	—%	—%	100%

SUPPLEMENTAL INFORMATION	27

Notes:

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	29

Notes:

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1011-0417

APRIL 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

➢	iShares Edge U.S. Fixed Income Balanced Risk ETF | FIBR | BATS

Fund Performance Overview

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

Performance as of April 30, 2017

The iShares Edge U.S. Fixed Income Balanced Risk ETF (the “Fund”) seeks total return and preservation of capital by investing, under normal circumstances, at least 80% of its net assets in U.S. dollar denominated investment-grade and high-yield fixed-income securities that in the aggregate has approximately equal exposure to credit spread risk and interest rate risk. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 0.79%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	3.37%	2.99%	3.37%	6.64%
Fund Market	3.70%	3.10%	3.70%	6.88%
Bloomberg Barclays U.S. Aggregate Bond Index	0.83%	1.66%	0.83%	3.65%

The inception date of the Fund was 2/24/15. The first day of secondary market trading was 2/26/15.

The Bloomberg Barclays U.S. Aggregate Bond Index is a widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,007.90	$1.19	$1,000.00	$1,023.60	$1.20	0.24%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY SECTOR

As of 4/30/17

Sector/Investment Type	Percentage of Total Investments [1]

Mortgage-Backed Securities	37.43%
Financial	23.05
Consumer Non-Cyclical	9.77
Communications	6.18
Consumer Cyclical	5.43
Energy	5.00
Technology	4.76
Industrial	3.95
Utilities	2.73
Basic Materials	1.70

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]
Aaa	38.31%
Aa	4.79
A	16.83
Baa	26.78
Ba	7.28
B	4.19
Caa	0.99
Not Rated	0.83

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2016 and held through April 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 81.71%

ADVERTISING — 0.09%
Omnicom Group Inc.
3.63%, 05/01/22	$100	$104,245

		104,245
AEROSPACE & DEFENSE — 1.77%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)[a]	100	104,750
Harris Corp.
2.00%, 04/27/18	45	45,099
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)[a]	40	41,059
4.95%, 02/15/21 (Call 11/15/20)	200	215,194
5.20%, 10/15/19	100	107,071
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)[a]	540	545,260
3.35%, 09/15/21	200	208,136
3.55%, 01/15/26 (Call 10/15/25)	225	231,822
Northrop Grumman Corp.
1.75%, 06/01/18	200	200,384
StandardAero Aviation Holdings Inc.
10.00%, 07/15/23 (Call 07/15/18)[a,b]	35	38,237
United Technologies Corp.
4.50%, 04/15/20	200	215,438

		1,952,450
AGRICULTURE — 2.10%
Alliance One International Inc.
9.88%, 07/15/21 (Call 07/15/17)[a]	50	43,175
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	150	152,250
2.85%, 08/09/22	150	151,592
9.25%, 08/06/19	650	751,718
Philip Morris International Inc.
2.00%, 02/21/20	300	300,288
2.13%, 05/10/23 (Call 03/10/23)	70	67,314
2.63%, 02/18/22 (Call 01/18/22)	150	151,062
2.75%, 02/25/26 (Call 11/25/25)[a]	270	262,721
Reynolds American Inc.
2.30%, 06/12/18	140	140,764
4.00%, 06/12/22	100	105,781
8.13%, 06/23/19	100	112,302

Security	Principal (000s)	Value
Vector Group Ltd.
6.13%, 02/01/25 (Call 02/01/20)[b]	$70	$72,450

		2,311,417
AIRLINES — 0.09%
United Continental Holdings Inc.
5.00%, 02/01/24[a]	100	100,500

		100,500
AUTO MANUFACTURERS — 2.60%
Ford Motor Credit Co. LLC
1.72%, 12/06/17	250	249,861
2.46%, 03/27/20	200	199,960
5.00%, 05/15/18	950	979,051
General Motors Co.
4.00%, 04/01/25	100	100,378
General Motors Financial Co. Inc.
2.40%, 05/09/19	65	65,205
3.20%, 07/06/21 (Call 06/06/21)	55	55,474
3.45%, 04/10/22 (Call 02/10/22)	100	101,024
3.50%, 07/10/19	650	666,582
4.00%, 01/15/25 (Call 10/15/24)	100	100,764
4.20%, 03/01/21 (Call 02/01/21)	100	104,574
5.25%, 03/01/26 (Call 12/01/25)	60	64,756
Toyota Motor Credit Corp.
2.15%, 03/12/20	180	181,262

		2,868,891
AUTO PARTS & EQUIPMENT — 0.57%
Allison Transmission Inc.
5.00%, 10/01/24 (Call 10/01/19)[b]	100	101,875
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)[b]	65	64,675
IHO Verwaltungs GmbH
4.50% (5.25% PIK), 09/15/23 (Call 09/15/19)[b,c]	200	199,750
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	100	106,042
ZF North America Capital Inc.
4.75%, 04/29/25[b]	150	156,011

		628,353
BANKS — 19.50%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 09/23/19	250	249,872
Banco Santander SA
3.50%, 04/11/22	200	202,108

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2017

Security	Principal (000s)	Value
Bank of America Corp.
1.70%, 08/25/17	$100	$100,098
VRN, (3 mo. LIBOR US + 1.021%)
2.88%, 04/24/23 (Call 04/24/22)	200	199,722
VRN, (3 mo. LIBOR US + 1.160%)
3.12%, 01/20/23 (Call 01/20/22)	300	302,865
3.30%, 01/11/23	200	203,312
VRN, (3 mo. LIBOR US + 1.575%)
3.82%, 01/20/28 (Call 01/20/27)	200	201,596
4.25%, 10/22/26	100	102,356
5.65%, 05/01/18[a]	250	259,430
5.88%, 01/05/21	250	278,995
7.63%, 06/01/19	400	444,428
Bank of Montreal
1.50%, 07/18/19	140	138,804
1.90%, 08/27/21	100	98,353
2.10%, 12/12/19	100	100,395
Bank of New York Mellon Corp. (The)
2.30%, 09/11/19 (Call 08/11/19)[a]	250	252,447
2.60%, 08/17/20 (Call 07/17/20)	120	121,775
Bank of Nova Scotia (The)
1.45%, 04/25/18	250	249,795
2.45%, 03/22/21	100	100,455
2.70%, 03/07/22	300	302,613
BB&T Corp.
2.05%, 06/19/18 (Call 05/15/18)	200	200,802
BNP Paribas SA
2.40%, 12/12/18	100	100,756
Capital One Financial Corp.
3.50%, 06/15/23	250	253,670
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	250	249,975
2.35%, 01/31/20 (Call 12/31/19)	250	250,288
Citigroup Inc.
1.70%, 04/27/18	100	99,947
2.05%, 12/07/18[a]	100	100,151
2.05%, 06/07/19	100	99,980
2.50%, 09/26/18	250	252,010
2.75%, 04/25/22 (Call 03/25/22)	200	199,506
2.90%, 12/08/21 (Call 11/08/21)	300	302,019
4.50%, 01/14/22	350	376,638
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	250	253,065
Credit Suisse AG/New York NY
2.30%, 05/28/19	250	251,300

Security	Principal (000s)	Value
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21	$250	$255,030
Discover Bank
2.00%, 02/21/18	250	250,396
Fifth Third Bank/Cincinnati OH
2.15%, 08/20/18 (Call 07/20/18)	200	201,162
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	45	44,357
2.55%, 10/23/19	250	252,283
2.63%, 01/31/19[a]	250	252,868
2.75%, 09/15/20 (Call 08/15/20)	130	131,340
3.50%, 01/23/25 (Call 10/23/24)	300	301,170
3.50%, 11/16/26 (Call 11/16/25)	75	74,092
3.75%, 02/25/26 (Call 11/25/25)	300	304,566
3.85%, 01/26/27 (Call 01/26/26)	200	203,226
5.25%, 07/27/21	700	769,846
5.95%, 01/18/18	250	257,527
HSBC Holdings PLC
3.40%, 03/08/21	1,200	1,232,352
3.90%, 05/25/26	200	205,062
HSBC USA Inc.
1.50%, 11/13/17	200	199,969
1.70%, 03/05/18	180	180,058
JPMorgan Chase & Co.
1.63%, 05/15/18	350	349,807
2.55%, 03/01/21 (Call 02/01/21)	100	100,439
VRN, (3 mo. LIBOR US + 0.935%)
2.78%, 04/25/23 (Call 04/25/22)	150	149,958
2.97%, 01/15/23 (Call 01/15/22)	300	301,632
3.13%, 01/23/25 (Call 10/23/24)	850	842,537
VRN, (3 mo. LIBOR US + 1.337%)
3.78%, 02/01/28 (Call 02/01/27)	100	101,587
3.88%, 09/10/24	100	102,270
4.63%, 05/10/21	100	108,123
6.30%, 04/23/19	350	379,032
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	250	254,602
KeyBank N.A./Cleveland OH
2.50%, 11/22/21	250	249,963
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	200	196,638
3.00%, 02/22/22	50	50,734
Mizuho Financial Group Inc.
2.95%, 02/28/22	200	201,272

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2017

Security	Principal (000s)	Value
Morgan Stanley
2.20%, 12/07/18	$550	$552,651
2.38%, 07/23/19	300	301,260
2.63%, 11/17/21	100	99,849
3.13%, 07/27/26	485	467,724
3.63%, 01/20/27	200	200,416
3.75%, 02/25/23	200	207,540
3.88%, 01/27/26	400	408,856
4.88%, 11/01/22	150	162,946
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	100	107,699
Skandinaviska Enskilda Banken AB
2.30%, 03/11/20	400	401,716
State Street Corp.
4.96%, 03/15/18	100	102,681
Sumitomo Mitsui Banking Corp.
1.97%, 01/11/19[a]	250	249,910
Sumitomo Mitsui Financial Group Inc.
2.44%, 10/19/21[a]	100	99,291
Svenska Handelsbanken AB
1.50%, 09/06/19	250	247,310
1.88%, 09/07/21	250	244,168
U.S. Bancorp.
2.63%, 01/24/22 (Call 12/23/21)[a]	200	201,854
3.00%, 03/15/22 (Call 02/15/22)	100	102,502
Wells Fargo & Co.
2.15%, 01/15/19	250	251,373
2.50%, 03/04/21	100	100,376
3.00%, 01/22/21	100	102,191
4.48%, 01/16/24	100	106,960
Wells Fargo Bank N.A.
1.75%, 05/24/19	500	498,930
2.15%, 12/06/19	300	301,284
Westpac Banking Corp.
1.60%, 08/19/19	100	98,991
1.65%, 05/13/19	60	59,588
2.15%, 03/06/20	200	200,438
2.80%, 01/11/22[a]	200	202,356

		21,484,284
BEVERAGES — 0.54%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	125	124,178
2.65%, 02/01/21 (Call 01/01/21)	65	65,766
3.30%, 02/01/23 (Call 12/01/22)	100	102,739

Security	Principal (000s)	Value
PepsiCo Inc.
2.25%, 05/02/22	$300	$299,700

		592,383
BIOTECHNOLOGY — 0.55%
AMAG Pharmaceuticals Inc.
7.88%, 09/01/23 (Call 09/01/18)[b]	50	47,500
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	100	100,657
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	45	45,727
Biogen Inc.
2.90%, 09/15/20	30	30,600
Celgene Corp.
2.88%, 08/15/20	200	203,688
Gilead Sciences Inc.
2.35%, 02/01/20	100	100,907
2.55%, 09/01/20	75	75,992

		605,071
BUILDING MATERIALS — 0.69%
Eagle Materials Inc.
4.50%, 08/01/26 (Call 08/01/21)	100	99,500
Louisiana-Pacific Corp.
4.88%, 09/15/24 (Call 09/15/19)[a]	100	101,250
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)[a]	40	40,969
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	100	97,545
RSI Home Products Inc.
6.50%, 03/15/23 (Call 03/15/18)[a,b]	50	51,750
Standard Industries Inc./NJ
5.38%, 11/15/24 (Call 11/15/19)[b]	100	104,250
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 07/15/23 (Call 07/15/18)[a]	15	15,713
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	125	132,190
7.50%, 06/15/21	100	117,892

		761,059
CHEMICALS — 0.72%
Chemours Co. (The)
7.00%, 05/15/25 (Call 05/15/20)[a]	100	109,875
EI du Pont de Nemours & Co.
2.20%, 05/01/20	40	40,109

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2017

Security	Principal (000s)	Value
Monsanto Co.
2.75%, 07/15/21	$300	$301,476
Olin Corp.
5.13%, 09/15/27 (Call 03/15/22)	100	104,125
PolyOne Corp.
5.25%, 03/15/23	100	102,750
RPM International Inc.
6.13%, 10/15/19	100	109,139
Tronox Finance LLC
7.50%, 03/15/22 (Call 03/15/18)[a,b]	25	26,125

		793,599
COMMERCIAL SERVICES — 0.49%
ADT Corp. (The)
5.25%, 03/15/20	100	105,250
Live Nation Entertainment Inc.
4.88%, 11/01/24 (Call 11/01/19)[a,b]	40	40,300
Moody’s Corp.
2.75%, 12/15/21 (Call 11/15/21)	25	25,112
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 05/30/17)[a,b]	50	51,437
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	25	23,599
Service Corp. International/U.S.
5.38%, 05/15/24 (Call 05/15/19)	35	36,969
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[b]	50	51,625
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	25	26,024
United Rentals North America Inc.
5.50%, 05/15/27 (Call 05/15/22)	30	30,863
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	150	153,411

		544,590
COMPUTERS — 2.56%
Apple Inc.
2.25%, 02/23/21 (Call 01/23/21)	95	95,835
2.50%, 02/09/22 (Call 01/09/22)	300	303,798
2.85%, 02/23/23 (Call 12/23/22)	75	76,420
3.00%, 02/09/24 (Call 12/09/23)	60	61,182
3.35%, 02/09/27 (Call 11/09/26)	145	148,350

Security	Principal (000s)	Value
Dell International LLC/EMC Corp.
3.48%, 06/01/19[b]	$50	$51,155
6.02%, 06/15/26 (Call 03/15/26)[b]	25	27,497
7.13%, 06/15/24 (Call 06/15/19)[a,b]	50	55,267
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)[b]	50	51,191
Everi Payments Inc.
10.00%, 01/15/22 (Call 01/15/18)	65	69,794
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	150	151,730
3.60%, 10/15/20 (Call 09/15/20)	600	620,100
4.90%, 10/15/25 (Call 07/15/25)[a]	100	104,736
HP Inc.
2.75%, 01/14/19	200	202,241
International Business Machines Corp.
7.63%, 10/15/18	250	271,335
Riverbed Technology Inc.
8.88%, 03/01/23 (Call 03/01/18)[b]	100	103,000
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)[b]	150	149,734
4.75%, 06/01/23	50	50,703
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)	195	229,612

		2,823,680
COSMETICS & PERSONAL CARE — 0.05%
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[b]	50	53,750

		53,750
DISTRIBUTION & WHOLESALE — 0.10%
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[b]	100	105,875

		105,875
DIVERSIFIED FINANCIAL SERVICES — 5.63%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.00%, 10/01/21	150	162,144
Ally Financial Inc.
4.13%, 03/30/20	100	102,432
5.13%, 09/30/24	150	153,187
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	85	85,100
1.88%, 05/03/19	50	50,040

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2017

Security	Principal (000s)	Value
2.20%, 03/03/20 (Call 02/01/20)	$300	$301,566
2.25%, 08/15/19	200	201,536
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	250	250,755
CIT Group Inc.
3.88%, 02/19/19	100	102,750
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	200	201,448
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 02/01/22 (Call 02/01/19)[b]	125	130,000
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	35	36,474
4.00%, 10/15/23	150	159,804
International Lease Finance Corp.
3.88%, 04/15/18	1,000	1,018,180
Jefferies Group LLC
4.85%, 01/15/27	100	103,743
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	385	386,579
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	40	40,352
4.25%, 06/01/24 (Call 03/01/24)	100	104,397
5.25%, 01/16/18	200	205,223
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	225,322
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 05/30/17)	100	101,500
6.50%, 06/01/22 (Call 12/01/17)	50	50,250
Navient Corp.
5.00%, 10/26/20	100	101,875
6.13%, 03/25/24[a]	100	99,000
NFP Corp.
9.00%, 07/15/21 (Call 05/30/17)[b]	100	105,750
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[b]	40	40,400
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	200	200,059
2.70%, 02/03/20 (Call 01/03/20)	650	654,153
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	200	203,672

Security	Principal (000s)	Value
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 06/01/25 (Call 06/01/20)[b]	$35	$35,963
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	75	76,333
3.15%, 12/14/25 (Call 09/14/25)	505	513,110

		6,203,097
ELECTRIC — 3.39%
AES Corp./VA
5.50%, 04/15/25 (Call 04/15/20)	100	102,500
7.38%, 07/01/21 (Call 06/01/21)	200	228,000
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	100	100,469
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	50	52,574
Black Hills Corp.
2.50%, 01/11/19	45	45,252
3.95%, 01/15/26 (Call 07/15/25)	50	51,444
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	100	98,528
Dominion Resources Inc./VA
5.20%, 08/15/19	100	106,800
Series A
1.40%, 09/15/17	100	100,003
Series B
1.60%, 08/15/19	55	54,296
Duke Energy Carolinas LLC
2.95%, 12/01/26 (Call 09/01/26)	400	397,412
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	200	200,706
3.55%, 09/15/21 (Call 06/15/21)	100	104,166
Dynegy Inc.
7.38%, 11/01/22 (Call 11/01/18)[a]	100	95,750
Exelon Corp.
1.55%, 06/09/17	30	30,003
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	100	101,476
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	100	101,148
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	90	89,744
NRG Energy Inc.
6.63%, 01/15/27 (Call 07/15/21)[a]	300	297,000

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2017

Security	Principal (000s)	Value
Ohio Power Co. Series M
5.38%, 10/01/21	$100	$111,622
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	100	99,293
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)	100	99,475
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	150	151,902
4.15%, 09/15/21 (Call 06/15/21)	300	315,403
Public Service Electric & Gas Co.
2.00%, 08/15/19 (Call 07/15/19)	150	150,199
Southern Co. (The)
2.45%, 09/01/18	150	150,900
Southern Power Co.
1.85%, 12/01/17	100	100,110
1.95%, 12/15/19	90	89,467
4.15%, 12/01/25 (Call 09/01/25)	50	52,219
Talen Energy Supply LLC
4.63%, 07/15/19 (Call 04/15/19)[a,b]	18	17,730
6.50%, 06/01/25 (Call 06/01/20)[a]	45	35,775

		3,731,366
ELECTRICAL COMPONENTS & EQUIPMENT — 0.14%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)[b]	50	52,125
General Cable Corp.
5.75%, 10/01/22 (Call 10/01/17)[a]	100	99,000

		151,125
ELECTRONICS — 0.67%
Amphenol Corp.
2.20%, 04/01/20	60	60,160
2.55%, 01/30/19 (Call 12/30/18)	100	101,021
Flex Ltd.
4.63%, 02/15/20	150	157,827
4.75%, 06/15/25 (Call 03/15/25)[a]	90	95,495
Fortive Corp.
1.80%, 06/15/19[b]	35	34,816
Keysight Technologies Inc.
4.60%, 04/06/27 (Call 01/06/27)	75	77,883
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	110	111,818
Tyco Electronics Group SA
6.55%, 10/01/17	100	102,044

		741,064

Security	Principal (000s)	Value
ENGINEERING & CONSTRUCTION — 0.09%
AECOM
5.13%, 03/15/27 (Call 12/15/26)[b]	$100	$100,115

		100,115
ENTERTAINMENT — 0.37%
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)	100	106,500
International Game Technology PLC
6.50%, 02/15/25 (Call 08/15/24)[a,b]	200	219,000
Scientific Games International Inc.
10.00%, 12/01/22 (Call 12/01/18)	75	81,375

		406,875
ENVIRONMENTAL CONTROL — 0.14%
Waste Management Inc.
6.10%, 03/15/18	150	155,909

		155,909
FOOD — 2.67%
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	79	79,763
JBS USA LUX SA/JBS USA Finance Inc.
5.88%, 07/15/24 (Call 07/15/19)[a,b]	100	104,250
JM Smucker Co. (The)
1.75%, 03/15/18	125	125,140
Kellogg Co.
2.65%, 12/01/23	100	98,308
Kraft Heinz Foods Co.
2.00%, 07/02/18	450	451,071
2.25%, 06/05/17	100	100,092
2.80%, 07/02/20 (Call 06/02/20)	250	253,805
3.95%, 07/15/25 (Call 04/15/25)	300	308,010
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	150	150,930
Lamb Weston Holdings Inc.
4.88%, 11/01/26 (Call 11/01/21)[b]	100	103,125
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)[a,b]	100	104,000
Post Holdings Inc.
5.50%, 03/01/25 (Call 03/01/20)[b]	125	130,625
8.00%, 07/15/25 (Call 07/15/20)[b]	25	28,437

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2017

Security	Principal (000s)	Value
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	$150	$150,222
2.60%, 10/01/20 (Call 09/01/20)	690	697,114
3.75%, 10/01/25 (Call 07/01/25)	55	56,534

		2,941,426
FOOD SERVICE — 0.03%
Aramark Services Inc.
5.13%, 01/15/24 (Call 01/15/19)	35	36,925

		36,925
FOREST PRODUCTS & PAPER — 0.19%
Clearwater Paper Corp.
5.38%, 02/01/25[a,b]	100	98,500
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)	100	109,195

		207,695
GAS — 0.18%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	100	101,000
5.63%, 05/20/24 (Call 03/20/24)	45	45,788
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 11/01/19)[b]	50	50,000

		196,788
HAND & MACHINE TOOLS — 0.08%
Stanley Black & Decker Inc.
1.62%, 11/17/18	85	84,529

		84,529
HEALTH CARE – PRODUCTS — 3.35%
Abbott Laboratories
2.00%, 09/15/18	35	35,019
2.00%, 03/15/20[a]	325	324,711
2.35%, 11/22/19[a]	535	538,082
2.55%, 03/15/22[a]	90	89,061
2.90%, 11/30/21 (Call 10/30/21)[a]	100	100,916
3.40%, 11/30/23 (Call 09/30/23)	100	101,602
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	250	237,190
Becton Dickinson and Co.
1.80%, 12/15/17	116	115,925
Boston Scientific Corp.
2.85%, 05/15/20	25	25,352
3.38%, 05/15/22	150	154,065

Security	Principal (000s)	Value
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[b]	$150	$132,375
Greatbatch Ltd.
9.13%, 11/01/23 (Call 11/01/18)[b]	45	47,250
Hill-Rom Holdings Inc.
5.75%, 09/01/23 (Call 09/01/18)[b]	85	88,825
Medtronic Global Holdings SCA
1.70%, 03/28/19	125	124,954
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 05/30/17)[b]	50	46,000
Stryker Corp.
1.30%, 04/01/18	650	648,264
2.00%, 03/08/19	175	175,649
Teleflex Inc.
4.88%, 06/01/26 (Call 06/01/21)[a]	100	101,500
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	165	165,678
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 05/30/17)	50	50,687
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	150	150,339
2.70%, 04/01/20 (Call 03/01/20)	230	232,643

		3,686,087
HEALTH CARE – SERVICES — 1.15%
Anthem Inc.
2.30%, 07/15/18	100	100,551
Centene Corp.
4.75%, 01/15/25 (Call 01/15/20)	25	25,406
5.63%, 02/15/21 (Call 02/15/18)	30	31,537
Envision Healthcare Corp.
6.25%, 12/01/24 (Call 12/01/19)[a,b]	50	52,625
Fresenius Medical Care U.S. Finance II Inc.
5.63%, 07/31/19[b]	100	106,750
HCA Inc.
3.75%, 03/15/19	100	102,125
5.38%, 02/01/25	200	208,250
Humana Inc.
2.63%, 10/01/19	50	50,531
Laboratory Corp. of America Holdings
2.63%, 02/01/20	100	100,545

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2017

Security	Principal (000s)	Value
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (Call 06/01/19)[b]	$50	$53,750
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)[a]	145	146,011
UnitedHealth Group Inc.
2.13%, 03/15/21[a]	75	74,808
2.88%, 03/15/22 (Call 12/15/21)[a]	100	102,441
3.10%, 03/15/26	25	24,999
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)	80	83,200

		1,263,529
HOME BUILDERS — 0.40%
Brookfield Residential Properties Inc.
6.38%, 05/15/25 (Call 05/15/20)[b]	100	104,250
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	100	103,250
PulteGroup Inc.
5.50%, 03/01/26 (Call 12/01/25)	150	158,250
Shea Homes LP/Shea Homes Funding Corp.
5.88%, 04/01/23 (Call 04/01/18)[b]	45	45,450
6.13%, 04/01/25 (Call 04/01/20)[b]	25	25,250

		436,450
HOUSEWARES — 0.14%
Newell Brands Inc.
2.15%, 10/15/18	150	150,434

		150,434
INSURANCE — 2.52%
Aflac Inc.
2.40%, 03/16/20	800	809,048
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)[a]	25	25,317
VRN, (3 mo. LIBOR US + 2.938%)
5.75%, 08/15/53 (Call 08/15/23)	25	27,176
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	250	247,285
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)[a]	30	30,736
5.85%, 01/16/18	250	257,380
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)[a]	100	100,669
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	150	161,726
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)[a]	25	25,170

Security	Principal (000s)	Value
Chubb INA Holdings Inc.
3.35%, 05/15/24	$75	$77,056
CNO Financial Group Inc.
4.50%, 05/30/20	25	25,875
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	150	151,005
2.35%, 03/06/20 (Call 02/06/20)	200	201,308
MetLife Inc.
4.75%, 02/08/21	150	163,036
Radian Group Inc.
5.25%, 06/15/20	200	209,000
Unum Group
3.00%, 05/15/21 (Call 04/15/21)	40	40,320
Willis Towers Watson PLC
5.75%, 03/15/21	100	110,000
XLIT Ltd.
5.75%, 10/01/21	100	111,838

		2,773,945
INTERNET — 1.47%
Alibaba Group Holding Ltd.
1.63%, 11/28/17	200	199,810
3.60%, 11/28/24 (Call 08/28/24)	400	406,768
Baidu Inc.
2.75%, 06/09/19	250	252,188
eBay Inc.
1.35%, 07/15/17	100	99,975
2.20%, 08/01/19 (Call 07/01/19)	100	100,432
2.50%, 03/09/18	100	100,737
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	100	105,187
Priceline Group Inc. (The)
3.60%, 06/01/26 (Call 03/01/26)	170	171,212
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	100	102,350
Zayo Group LLC/Zayo Capital Inc.
6.38%, 05/15/25 (Call 05/15/20)	80	86,500

		1,625,159
IRON & STEEL — 0.37%
ArcelorMittal
6.25%, 03/01/21	200	218,000
U.S. Steel Corp.
7.38%, 04/01/20[a]	48	51,600
8.38%, 07/01/21 (Call 07/01/18)[b]	125	137,656

		407,256

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2017

Security	Principal (000s)	Value
LODGING — 0.23%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc.
6.13%, 12/01/24 (Call 12/01/21)[b]	$100	$106,500
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	35	34,913
6.63%, 12/15/21	100	112,250

		253,663
MACHINERY — 0.17%
Caterpillar Financial Services Corp.
2.00%, 03/05/20	150	149,781
Roper Technologies Inc.
3.85%, 12/15/25 (Call 09/15/25)	35	35,881

		185,662
MANUFACTURING — 0.71%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)[a]	150	141,872
Bombardier Inc.
8.75%, 12/01/21[b]	50	55,625
General Electric Co.
4.38%, 09/16/20	200	215,176
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	300	319,470
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	45	44,838

		776,981
MEDIA — 2.61%
Altice U.S. Finance I Corp.
5.50%, 05/15/26 (Call 05/15/21)[b]	200	206,750
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	345	356,368
4.91%, 07/23/25 (Call 04/23/25)	300	320,940
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	50	51,813
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	25	24,263
3.30%, 02/01/27 (Call 11/01/26)[a]	100	100,507
CSC Holdings LLC
5.25%, 06/01/24	300	303,561

Security	Principal (000s)	Value
DISH DBS Corp.
5.00%, 03/15/23	$100	$100,250
6.75%, 06/01/21	100	108,750
7.75%, 07/01/26	100	117,125
SFR Group SA
6.00%, 05/15/22 (Call 05/29/17)[b]	200	208,500
Sirius XM Radio Inc.
5.38%, 07/15/26 (Call 07/15/21)[b]	150	153,562
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	50	52,197
6.75%, 07/01/18	100	105,439
Time Warner Inc.
2.10%, 06/01/19	150	150,313
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/20)[b]	50	49,813
Walt Disney Co. (The)
5.50%, 03/15/19	200	214,280
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 05/30/17)	89	92,560
Ziggo Secured Finance BV
5.50%, 01/15/27 (Call 01/15/22)[b]	150	153,754

		2,870,745
METAL FABRICATE & HARDWARE — 0.09%
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[b]	100	102,750

		102,750
MINING — 0.94%
Alcoa Nederland Holding BV
7.00%, 09/30/26 (Call 09/30/21)[b]	200	221,000
Aleris International Inc.
7.88%, 11/01/20 (Call 05/30/17)	42	41,580
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (Call 03/01/18)[b]	100	115,063
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)[a]	150	139,125
6.88%, 02/15/23 (Call 02/15/20)[b]	200	210,500
Hudbay Minerals Inc.
7.63%, 01/15/25 (Call 01/15/20)[b]	100	107,125
Southern Copper Corp.
3.88%, 04/23/25	100	101,432
Teck Resources Ltd.
4.75%, 01/15/22 (Call 10/15/21)	100	103,500

		1,039,325

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2017

Security	Principal (000s)	Value
OFFICE & BUSINESS EQUIPMENT — 0.10%
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (Call 06/01/24)	$100	$106,500

		106,500
OIL & GAS — 3.08%
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)	100	101,500
BP Capital Markets PLC
1.85%, 05/05/17	200	200,007
2.52%, 01/15/20	150	152,089
3.02%, 01/16/27 (Call 10/16/26)	200	195,100
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (Call 11/01/24)[a]	36	36,402
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	150	150,317
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	50	52,497
ConocoPhillips
5.75%, 02/01/19	150	160,111
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)[b]	50	52,750
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	100	82,500
EP Energy LLC/Everest Acquisition Finance Inc.
8.00%, 11/29/24 (Call 11/30/19)[b]	50	52,313
Exxon Mobil Corp.
2.22%, 03/01/21 (Call 02/01/21)	55	55,360
2.73%, 03/01/23 (Call 01/01/23)	70	70,729
3.04%, 03/01/26 (Call 12/01/25)[a]	250	252,833
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)[a,b]	25	24,625
Laredo Petroleum Inc.
7.38%, 05/01/22 (Call 05/30/17)	50	51,938
Marathon Petroleum Corp.
2.70%, 12/14/18	100	101,036
3.40%, 12/15/20 (Call 11/15/20)	95	97,822
Newfield Exploration Co.
5.63%, 07/01/24	50	52,844
5.75%, 01/30/22	50	53,125
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	85	85,215
3.40%, 04/15/26 (Call 01/15/26)	155	156,796
3.50%, 06/15/25 (Call 03/15/25)	60	61,181

Security	Principal (000s)	Value
Parsley Energy LLC/Parsley Finance Corp.
5.38%, 01/15/25 (Call 01/15/20)[b]	$50	$50,500
PDC Energy Inc.
6.13%, 09/15/24 (Call 09/15/19)[a,b]	50	51,250
Precision Drilling Corp.
7.75%, 12/15/23 (Call 12/15/19)[a,b]	50	53,000
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	50	48,875
Rowan Companies Inc.
7.38%, 06/15/25 (Call 03/15/25)[a]	100	98,750
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[a]	50	46,000
Shell International Finance BV
1.38%, 05/10/19	100	99,246
2.13%, 05/11/20	40	40,182
4.30%, 09/22/19	250	264,260
Total Capital SA
2.13%, 08/10/18	250	251,737
Transocean Inc.
8.13%, 12/15/21	50	52,000
WPX Energy Inc.
7.50%, 08/01/20 (Call 07/01/20)	35	37,100

		3,391,990
OIL & GAS SERVICES — 0.33%
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)[a]	300	309,006
McDermott International Inc.
8.00%, 05/01/21 (Call 05/29/17)[b]	50	52,025

		361,031
PACKAGING & CONTAINERS — 0.48%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
7.25%, 05/15/24 (Call 05/15/19)[b]	200	217,750
Ball Corp.
4.00%, 11/15/23	50	50,750
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)[b]	25	25,281
PaperWorks Industries Inc.
9.50%, 08/15/19 (Call 05/30/17)[b]	30	23,100
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
6.88%, 02/15/21 (Call 05/30/17)	97	99,894

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2017

Security	Principal (000s)	Value
Sealed Air Corp.
5.50%, 09/15/25 (Call 06/15/25)[a,b]	$100	$107,000

		523,775
PHARMACEUTICALS — 1.86%
AbbVie Inc.
1.80%, 05/14/18	50	50,066
2.30%, 05/14/21 (Call 04/14/21)	55	54,675
2.50%, 05/14/20 (Call 04/14/20)	30	30,283
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	185	188,720
AmerisourceBergen Corp.
4.88%, 11/15/19	100	106,616
Cardinal Health Inc.
1.95%, 06/15/18	75	75,180
Express Scripts Holding Co.
3.30%, 02/25/21 (Call 01/25/21)	25	25,524
Johnson & Johnson
2.25%, 03/03/22 (Call 02/03/22)[a]	195	196,732
2.95%, 03/03/27 (Call 12/03/26)	260	262,179
McKesson Corp.
1.40%, 03/15/18	150	149,674
Mead Johnson Nutrition Co.
3.00%, 11/15/20	55	56,131
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)	200	201,610
3.40%, 05/06/24	150	156,273
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	200	198,848
2.40%, 09/23/21 (Call 08/23/21)	95	93,831
Teva Pharmaceutical Finance Netherlands III BV
1.40%, 07/20/18	50	49,740
1.70%, 07/19/19[a]	25	24,755
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	130	133,890

		2,054,727
PIPELINES — 3.12%
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	60	59,779
4.15%, 07/01/23 (Call 04/01/23)	50	51,590
Enable Midstream Partners LP
4.40%, 03/15/27 (Call 12/15/26)[a]	100	99,756

Security	Principal (000s)	Value
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)	$100	$104,063
9.00%, 04/15/19	100	112,233
Enterprise Products Operating LLC
5.25%, 01/31/20	200	215,902
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	100	102,020
4.30%, 06/01/25 (Call 03/01/25)	100	103,938
Magellan Midstream Partners LP
5.00%, 03/01/26 (Call 12/01/25)[a]	100	111,274
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	185	187,340
ONEOK Inc.
7.50%, 09/01/23 (Call 06/01/23)	100	118,292
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	1,000	1,013,710
PBF Logistics LP/PBF Logistics Finance Corp.
6.88%, 05/15/23 (Call 05/15/18)	35	35,875
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (Call 12/01/24)	200	218,446
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.75%, 04/15/25 (Call 04/15/20)	35	35,437
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)	150	148,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.13%, 10/15/21 (Call 05/15/17)	100	104,375
TransCanada PipeLines Ltd.
3.13%, 01/15/19	60	61,198
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	200	199,408
Williams Partners LP
3.60%, 03/15/22 (Call 01/15/22)	250	255,105
4.00%, 09/15/25 (Call 06/15/25)[a]	100	101,875

		3,440,116
REAL ESTATE INVESTMENT TRUSTS — 2.45%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	100	100,969
3.40%, 02/15/19	100	102,129
3.50%, 01/31/23	100	101,798
5.90%, 11/01/21	100	112,505

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2017

Security	Principal (000s)	Value
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)	$100	$107,974
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	100	103,900
Crown Castle International Corp.
3.40%, 02/15/21 (Call 01/15/21)	100	102,209
4.88%, 04/15/22	100	108,825
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	200	205,666
DuPont Fabros Technology LP
5.63%, 06/15/23 (Call 06/15/18)[a]	30	31,725
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)[a]	80	76,377
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[b]	100	101,250
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	250	251,600
Hospitality Properties Trust
4.50%, 06/15/23 (Call 12/15/22)[a]	200	208,888
4.95%, 02/15/27 (Call 08/15/26)	50	52,106
5.00%, 08/15/22 (Call 02/15/22)	200	213,098
Simon Property Group LP
2.50%, 09/01/20 (Call 06/01/20)	100	100,806
4.38%, 03/01/21 (Call 12/01/20)[a]	150	160,195
Uniti Group Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[b]	45	46,828
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	200	206,350
VEREIT Operating Partnership LP
4.88%, 06/01/26 (Call 03/01/26)[a]	40	42,445
Welltower Inc.
5.25%, 01/15/22 (Call 10/15/21)	150	164,967

		2,702,610
RETAIL — 2.52%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[b]	100	103,030
Advance Auto Parts Inc.
5.75%, 05/01/20	200	217,850
AutoZone Inc.
2.50%, 04/15/21 (Call 03/15/21)	230	229,846
CVS Health Corp.
4.13%, 05/15/21 (Call 02/15/21)	200	211,818

Security	Principal (000s)	Value
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	$145	$146,581
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)[a]	50	46,980
3.35%, 09/15/25 (Call 06/15/25)	35	36,283
L Brands Inc.
6.63%, 04/01/21	150	165,000
McDonald’s Corp.
2.10%, 12/07/18	500	503,125
2.63%, 01/15/22	200	201,104
3.38%, 05/26/25 (Call 02/26/25)[a]	300	305,307
3.63%, 05/20/21	100	104,872
Party City Holdings Inc.
6.13%, 08/15/23 (Call 08/15/18)[b]	45	46,350
QVC Inc.
3.13%, 04/01/19	250	252,900
Rite Aid Corp.
6.75%, 06/15/21 (Call 05/30/17)[a]	100	100,750
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)[a]	50	51,500
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	50	49,625

		2,772,921
SEMICONDUCTORS — 2.00%
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	60	59,892
3.50%, 12/05/26 (Call 09/05/26)	25	25,061
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	50	50,871
3.30%, 04/01/27 (Call 01/01/27)	70	71,112
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20[b]	200	200,228
3.00%, 01/15/22 (Call 12/15/21)[b]	350	352,600
3.63%, 01/15/24 (Call 11/15/23)[b]	75	76,096
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[b]	100	103,500
5.50%, 02/01/25 (Call 08/01/19)	150	156,750
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	1,035	1,022,549
QUALCOMM Inc.
3.00%, 05/20/22	85	86,753

		2,205,412

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2017

Security	Principal (000s)	Value
SOFTWARE — 1.56%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)[b]	$25	$24,618
3.40%, 09/15/26 (Call 06/15/26)[b]	60	58,835
Autodesk Inc.
3.13%, 06/15/20 (Call 05/15/20)	30	30,568
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 05/30/17)[b]	50	50,844
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	80	82,106
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	30	31,217
Fidelity National Information Services Inc.
2.00%, 04/15/18	200	200,478
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[b]	95	97,161
7.00%, 12/01/23 (Call 12/01/18)[b]	80	85,776
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	50	51,755
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/15/18)	100	104,000
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	175	170,019
2.40%, 08/08/26 (Call 05/08/26)	95	91,022
2.88%, 02/06/24 (Call 12/06/23)	75	76,184
3.30%, 02/06/27 (Call 11/06/26)	100	102,679
Open Text Corp.
5.63%, 01/15/23 (Call 01/15/18)[b]	250	261,875
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	200	197,704

		1,716,841
TELECOMMUNICATIONS — 3.89%
AT&T Inc.
1.70%, 06/01/17	350	350,127
2.80%, 02/17/21 (Call 01/17/21)	100	100,740
3.00%, 06/30/22 (Call 04/30/22)	50	49,992
3.20%, 03/01/22 (Call 02/01/22)	165	167,026
3.40%, 05/15/25 (Call 02/15/25)	400	389,292
3.90%, 03/11/24 (Call 12/11/23)	150	153,693
5.80%, 02/15/19	300	319,482
5.88%, 10/01/19	300	325,800
CenturyLink Inc.
6.45%, 06/15/21	150	162,000

Security	Principal (000s)	Value
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/19)[a,b]	$40	$42,340
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	100	98,775
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)[a]	100	83,275
8.50%, 04/15/20	100	106,375
11.00%, 09/15/25 (Call 06/15/25)	50	48,188
Hughes Satellite Systems Corp.
5.25%, 08/01/26[b]	85	86,488
6.63%, 08/01/26[b]	80	82,400
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (Call 05/30/17)	100	93,620
Juniper Networks Inc.
3.30%, 06/15/20 (Call 05/15/20)	30	30,754
Level 3 Financing Inc.
5.38%, 01/15/24 (Call 01/15/19)	200	207,868
Motorola Solutions Inc.
3.50%, 03/01/23	150	150,075
Plantronics Inc.
5.50%, 05/31/23 (Call 05/15/18)[b]	50	50,875
Sprint Communications Inc.
9.00%, 11/15/18 [b]	100	109,375
Sprint Corp.
7.63%, 02/15/25 (Call 11/15/24)[a]	100	111,625
7.88%, 09/15/23	175	196,437
T-Mobile USA Inc.
6.50%, 01/15/26 (Call 01/15/21)	45	49,894
6.63%, 04/01/23 (Call 04/01/18)	150	160,312
Verizon Communications Inc.
2.95%, 03/15/22[b]	38	38,193
3.50%, 11/01/21	250	258,195
4.50%, 09/15/20	100	106,973
5.15%, 09/15/23	100	110,605
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)	50	44,125

		4,284,919
TOYS, GAMES & HOBBIES — 0.04%
Mattel Inc.
2.35%, 08/15/21 (Call 07/15/21)	45	44,037

		44,037
TRANSPORTATION — 0.05%
Kenan Advantage Group Inc. (The)
7.88%, 07/31/23 (Call 07/31/18)[b]	35	36,138

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2017

Security	Principal (000s)	Value
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[a,b]	$15	$15,881

		52,019
TRUCKING & LEASING — 0.08%
Park Aerospace Holdings Ltd.
5.50%, 02/15/24[b]	85	89,888

		89,888

TOTAL CORPORATE BONDS & NOTES
(Cost: $89,102,300)		90,005,833

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 48.87%

MORTGAGE-BACKED SECURITIES — 48.87%
Federal Home Loan Mortgage Corp.
2.50%, 05/01/32[d]	1,500	1,509,609
2.50%, 05/01/47[d]	75	72,000
3.00%, 05/01/32[d]	1,500	1,543,828
3.00%, 05/01/47[d]	4,225	4,219,059
3.50%, 05/01/32[d]	650	679,859
3.50%, 01/01/46	28	29,213
3.50%, 03/01/46	34	35,123
3.50%, 09/01/46	29	29,370
3.50%, 12/01/46	269	277,237
3.50%, 01/01/47	1,230	1,266,007
3.50%, 05/01/47[d]	3,101	3,188,700
4.00%, 05/01/32[d]	25	25,906
4.00%, 04/01/46	307	323,165
4.00%, 03/01/47	372	392,409
4.00%, 05/01/47[d]	2,036	2,143,208
4.50%, 05/01/32[d]	25	25,520
4.50%, 05/01/47[d]	500	537,578
5.00%, 05/01/47[d]	350	381,391
Federal National Mortgage Association
2.50%, 05/01/32[d]	1,970	1,981,697
2.50%, 05/01/47[d]	125	120,156
3.00%, 02/01/31	934	960,867
3.00%, 05/01/32[d]	809	832,259
3.00%, 05/01/47[d]	4,925	4,920,383
3.50%, 05/01/32[d]	804	840,306
3.50%, 11/01/45	173	177,625
3.50%, 01/01/47	111	113,909
3.50%, 02/01/47	428	440,302

Security	Principal or Shares (000s)	Value
3.50%, 04/01/47	$133	$137,264
3.50%, 05/01/47[d]	4,489	4,615,955
4.00%, 05/01/32[d]	525	544,031
4.00%, 01/01/46	895	944,495
4.00%, 02/01/46	81	85,346
4.00%, 03/01/46	38	40,030
4.00%, 04/01/46	193	203,329
4.00%, 10/01/46	33	35,150
4.00%, 03/01/47	124	131,020
4.00%, 05/01/47[d]	1,938	2,040,956
4.50%, 05/01/32[d]	100	102,047
4.50%, 05/01/47[d]	1,700	1,828,828
5.00%, 05/01/32[d]	25	25,535
5.00%, 05/01/47[d]	475	519,234
5.50%, 05/01/47[d]	1,775	1,966,922
Government National Mortgage Association
2.50%, 05/01/47[d]	150	146,391
3.00%, 05/01/47[d]	4,300	4,357,563
3.50%, 12/20/46	238	247,433
3.50%, 05/01/47[d]	4,518	4,695,081
4.00%, 09/20/46	27	28,384
4.00%, 04/20/47	208	219,886
4.00%, 05/01/47[d]	1,819	1,923,121
4.50%, 10/20/46	35	37,613
4.50%, 05/01/47[d]	1,145	1,222,283
5.00%, 05/01/47[d]	625	671,484

		53,836,067

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $53,698,411)		53,836,067

SHORT-TERM INVESTMENTS — 19.66%

MONEY MARKET FUNDS — 19.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[e,f,g]	21,552	21,560,171
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[e,f]	100	100,000

		21,660,171

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,654,546)		21,660,171

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 150.24%
(Cost: $164,455,257)[h]	$165,502,071
Other Assets, Less Liabilities — (50.24)%	(55,342,080)

NET ASSETS — 100.00%	$110,159,991

VRN  —  Variable Rate Note

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[d]	To-be-announced (TBA). See Note 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $164,456,068. Net unrealized appreciation was $1,046,003, of which $1,296,435 represented gross unrealized appreciation on securities and $250,432 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of April 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note	(11)	Jun. 2017	Chicago Board of Trade	$(2,380,485)	$(2,382,703)	$(2,218)
5-Year U.S. Treasury Note	15	Jun. 2017	Chicago Board of Trade	1,771,408	1,776,094	4,686
10-Year U.S. Treasury Note	(24)	Jun. 2017	Chicago Board of Trade	(2,993,651)	(3,017,250)	(23,599)
Ultra Long U.S. Treasury Bond	(19)	Jun. 2017	Chicago Board of Trade	(3,044,983)	(3,095,813)	(50,830)

Net unrealized depreciation						$(71,961)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$90,005,833	$—	$90,005,833
U.S. government & agency obligations	—	53,836,067	—	53,836,067
Money market funds	21,660,171	—	—	21,660,171

Total	$21,660,171	$143,841,900	$—	$165,502,071

Derivative financial instruments[a]:
Assets:
Futures contracts	$4,686	$—	$—	$4,686
Liabilities:
Futures contracts	(76,647)	—	—	(76,647)

Total	$(71,961)	$—	$—	$(71,961)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	21

Statement of Assets and Liabilities (Unaudited)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2017

ASSETS
Investments, at cost:
Unaffiliated	$142,800,711
Affiliated (Note 2)	21,654,546

Total cost of investments	$164,455,257

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$143,841,900
Affiliated (Note 2)	21,660,171

Total fair value of investments	165,502,071
Cash pledged to broker	154,980
Receivables:
Investment securities sold	735,180
Dividends and interest	960,675

Total Assets	167,352,906

LIABILITIES
Payables:
Investment securities purchased	48,732,996
Collateral for securities on loan (Note 1)	8,427,728
Futures variation margin	9,379
Due to custodian	1,221
Investment advisory fees (Note 2)	21,591

Total Liabilities	57,192,915

NET ASSETS	$110,159,991

Net assets consist of:
Paid-in capital	$109,586,883
Undistributed net investment income	83,352
Accumulated net realized loss	(485,097)
Net unrealized appreciation	974,853

NET ASSETS	$110,159,991

Shares outstanding[b]	1,100,000

Net asset value per share	$100.15

[a]	Securities on loan with a value of $8,154,346. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

Six months ended April 30, 2017

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$58,100
Interest — unaffiliated	1,359,774
Securities lending income — affiliated — net (Note 2)	15,237

Total investment income	1,433,111

EXPENSES
Investment advisory fees (Note 2)	123,452

Total expenses	123,452
Less investment advisory fees waived (Note 2)	(5,371)

Net expenses	118,081

Net investment income	1,315,030

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(384,865)
Investments — affiliated (Note 2)	585
Futures contracts	288,963
Realized gain distributions from affiliated funds	7

Net realized loss	(95,310)

Net change in unrealized appreciation/depreciation on:
Investments	358,182
Futures contracts	(200,225)

Net change in unrealized appreciation/depreciation	157,957

Net realized and unrealized gain	62,647

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,377,677

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,315,030	$1,939,179
Net realized loss	(95,310)	(375,411)
Net change in unrealized appreciation/depreciation	157,957	1,997,914

Net increase in net assets resulting from operations	1,377,677	3,561,682

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,231,678)	(1,954,073)
Return of capital	—	(64,951)

Total distributions to shareholders	(1,231,678)	(2,019,024)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	39,596,339	10,007,595
Cost of shares redeemed	—	(14,882,946)

Net increase (decrease) in net assets from capital share transactions	39,596,339	(4,875,351)

INCREASE (DECREASE) IN NET ASSETS	39,742,338	(3,332,693)

NET ASSETS
Beginning of period	70,417,653	73,750,346

End of period	$110,159,991	$70,417,653

Undistributed net investment income included in net assets at end of period	$83,352	$—

SHARES ISSUED AND REDEEMED
Shares sold	400,000	100,000
Shares redeemed	—	(150,000)

Net increase (decrease) in shares outstanding	400,000	(50,000)

See notes to financial statements.

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Period from Feb. 24, 2015[a] to Oct. 31, 2015
Net asset value, beginning of period	$100.60	$98.33	$99.60

Income from investment operations:
Net investment income[b]	1.31	2.75	1.74
Net realized and unrealized gain (loss)[c]	(0.51)	2.40	(1.29)

Total from investment operations	0.80	5.15	0.45

Less distributions from:
Net investment income	(1.25)	(2.79)	(1.72)
Return of capital	—	(0.09)	—

Total distributions	(1.25)	(2.88)	(1.72)

Net asset value, end of period	$100.15	$100.60	$98.33

Total return	0.79%[d]	5.32%	0.46%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$110,160	$70,418	$73,750
Ratio of expenses to average net assets[e]	0.24%	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees[e]	0.25%	0.25%	0.26%
Ratio of net investment income to average net assets[e]	2.66%	2.78%	2.58%
Portfolio turnover rate[f,g]	331%[d]	569%	362%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Notes to Financial Statements (Unaudited)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Edge U.S. Fixed Income Balanced Risk	Non-diversified

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

WHEN-ISSUED/TBA TRANSACTIONS

The Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for TBA collateral.” Securities pledged as collateral by the Fund, if any, are noted in the schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Fund may be exposed to additional risks when reinvesting

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of April 30, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2017 and the total value of the related cash collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2017:

Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Barclays Capital Inc.	$739,498	$739,498	$—
BMO Capital Markets	256,321	256,321	—
BNP Paribas New York Branch	46,010	46,010	—
BNP Paribas Prime Brokerage Inc.	219,000	219,000	—
BNP Paribas Prime Brokerage International Ltd.	636,237	636,237	—
Citigroup Global Markets Inc.	626,665	626,665	—
Credit Suisse Securities (USA) LLC	1,319,566	1,319,566	—
Deutsche Bank Securities Inc.	505,655	505,655	—
HSBC Securities (USA) Inc.	125,610	125,610	—
Jefferies LLC	833,600	833,600	—
JPMorgan Securities LLC	1,350,410	1,350,410	—
Merrill Lynch, Pierce, Fenner & Smith	759,805	759,805	—
Mizuho Securities USA Inc.	30,738	30,738	—
Wells Fargo Securities LLC	705,231	705,231	—

	$8,154,346	$8,154,346	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

RECENT ACCOUNTING STANDARD

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued a new rule, Investment Company Reporting Modernization, that modernizes and enhances the reporting and disclosure of information by registered investment companies. As part of these changes, the new rule amends Regulation S-X to require standardized, enhanced disclosures related to derivatives and updates to other disclosures in investment company financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is evaluating the impact, if any, of these changes on the Funds’ financial statements.

In March 2017, the Financial Accounting Standards Board issued an update to amend the amortization period for certain purchased callable debt securities held at a premium. The amendments shorten the amortization period for premiums to the earliest call date, but do not require an accounting change for securities held at a discount. The amendments are effective for financial statements for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

For the six months ended April 30, 2017, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $4,979.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2017 were as follows:

U.S. Government Obligations		Other Securities
Purchases	Sales	Purchases	Sales
$436,072,961	$414,817,607	$39,102,801	$6,206,621

There were no in-kind transactions (see Note 4) for the six months ended April 30, 2017.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

5.	FUTURES CONTRACTS

Futures contracts are purchased or sold to gain or manage exposure to changes in the value of commodities (commodity risk), interest rates (interest rate risk), foreign currencies (foreign currency risk) and/or equities (market risk). A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the Fund as of April 30, 2017 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Interest rate contracts:
Variation margin/Net assets consist of – net unrealized appreciation[a]	$4,686

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

Liabilities
Interest rate contracts:
Variation margin/Net assets consist of – net unrealized appreciation[b]	$76,647

[b]	Represents cumulative depreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the during the six months ended April 30, 2017 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Interest rate contracts:
Futures contracts	$288,963	$(200,225)

The following table shows the average quarter-end balances of open futures contracts for the Fund for the six months ended April 30, 2016 :

Average value of contracts purchased	$985,899
Average value of contracts sold	7,092,281

6.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Mortgage-backed securities and securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than other types of bonds or securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s) or are unrated, may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2016, the Fund’s fiscal year-end, the Fund had non-expiring capital loss carryforwards in the amount of $260,711 available to offset future realized capital gain.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. The Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$1.128063	$—	$0.118485	$1.246548	90%	—%	10%	100%

SUPPLEMENTAL INFORMATION	35

Notes:

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	37

Notes:

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1013-0417

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable to this semi-annual filing.

(a)	(2) Section 302 Certifications are attached.

(a)	(3) Not applicable to the Registrant.

(b)	Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Martin Small

Martin Small, President (Principal Executive Officer)

Date: May 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small

Martin Small, President (Principal Executive Officer)

Date: May 4, 2018

By:	/s/ Jack Gee

Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: May 4, 2018